DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
ETM	Escrowed to Maturity
ST GTD	State Guaranteed
MUN GOVT GTD	General Obligation Guarantee of the Municipality
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
AUD	Australian Dollars
CAD	Canadian Dollars
NZD	New Zealand Dollars
USD	United States Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
CHF	Swiss Franc
JPY	Japanese Yen

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2023.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,625,554,940
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,625,554,940
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,063,161,076
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,063,161,076
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,831,240,454
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,831,240,454
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (4.0%)
*	3R Petroleum Oleo E Gas SA	610,010	$5,387,142
	AES Brasil Energia SA	1,868,914	3,718,462
	Aliansce Sonae Shopping Centers SA	2,080,765	7,382,262
*	Alliar Medicos A Frente SA	226,693	955,216
	Allied Tecnologia SA	60,100	66,300
	Alper Consultoria e Corretora de Seguros SA	27,400	151,943
	Alupar Investimento SA	873,899	4,885,695
	Ambev SA, ADR	4,439,378	11,808,745
*	Anima Holding SA	1,250,884	1,089,161
	Arezzo Industria e Comercio SA	179,136	3,091,290
	Atacadao SA	1,405,820	4,555,629
	Auren Energia SA	1,599,891	4,856,750
#*	Azul SA, ADR	146,580	1,034,855
	B3 SA - Brasil Bolsa Balcao	7,972,516	20,354,157
	Banco Bradesco SA	2,039,912	5,071,349
	Banco BTG Pactual SA	853,292	3,634,177
	Banco do Brasil SA	1,431,492	11,477,203
	Banco Modal SA	204,900	99,699
	Banco Santander Brasil SA	872,235	4,974,332
	BB Seguridade Participacoes SA	1,637,588	12,187,632
	Bemobi Mobile Tech SA	58,200	183,441
*	Blau Farmaceutica SA	54,200	310,596
	Boa Vista Servicos SA	120,900	183,388
	BR Properties SA	805,394	963,052
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,603,049
	Braskem SA, ADR, Class A	454,922	4,198,930
*	BRF SA	4,599,944	7,213,040
*	C&A MODAS SA	168,080	98,670
	Caixa Seguridade Participacoes SA	29,331	50,211
	Camil Alimentos SA	736,866	1,203,361
	CCR SA	6,267,594	14,519,809
	Centrais Eletricas Brasileiras SA	1,354,359	10,845,437
	Cia Brasileira de Aluminio	336,776	842,554
#	Cia Brasileira de Distribuicao, ADR	89,028	360,563
	Cia Brasileira de Distribuicao	1,142,471	4,663,239
	Cia de Saneamento Basico do Estado de Sao Paulo	922,480	10,114,697
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	299,857
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	3,199,531
	Cia de Saneamento do Parana	1,425,458	4,838,296
	Cia de Saneamento do Parana	884,000	572,929
#	Cia Energetica de Minas Gerais, Sponsored ADR	635,831	1,424,262
	Cia Energetica de Minas Gerais	979,070	3,209,369
	Cia Paranaense de Energia	710,016	962,297
	Cia Paranaense de Energia	209,372	1,551,224
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	10,371,760
	Cia Siderurgica Nacional SA	976,470	3,558,634
	Cielo SA	9,041,970	8,923,875
*	Cogna Educacao	13,965,794	6,547,799
*	Construtora Tenda SA	455,027	428,467
	Cosan SA	1,338,910	4,404,743
	CPFL Energia SA	180,282	1,181,921
	Cruzeiro do Sul Educacional SA	146,000	100,664
	CSU Digital SA	215,633	474,484
	Cury Construtora e Incorporadora SA	497,020	1,319,825
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	6,779,111

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Dexco SA	2,869,224	$4,261,755
	Diagnosticos da America SA	59,100	127,716
	Dimed SA Distribuidora da Medicamentos	501,574	1,014,748
	Direcional Engenharia SA	591,396	1,860,527
*	Dommo Energia SA	1,184,322	476,232
	EcoRodovias Infraestrutura e Logistica SA	1,281,469	1,146,085
	EDP - Energias do Brasil SA	1,586,028	6,364,358
*	Embraer SA	564,473	1,818,083
*	Embraer SA, Sponsored ADR	1,090,681	14,058,878
	Empreendimentos Pague Menos SA	706,505	583,152
	Enauta Participacoes SA	1,138,932	3,376,658
	Energisa SA	982,500	8,177,339
*	Eneva SA	2,249,555	5,317,783
	Engie Brasil Energia SA	646,961	5,015,053
	Equatorial Energia SA	3,501,716	19,328,661
	Eternit SA	369,100	1,027,398
	Even Construtora e Incorporadora SA	764,619	719,989
	Ez Tec Empreendimentos e Participacoes SA	782,301	2,257,689
	Fleury SA	1,631,031	4,973,772
	Fras-Le SA	155,409	315,024
*	Gafisa SA	110,038	280,931
	Gafisa SA, ADR	11,462	75,018
	Gerdau SA, Sponsored ADR	2,519,607	16,377,445
	Gol Linhas Aereas Inteligentes SA, ADR	165,692	503,705
*Ω	GPS Participacoes e Empreendimentos SA	182,474	445,734
	Grendene SA	1,514,959	1,951,782
	Grupo De Moda Soma SA	143,118	296,030
*	Grupo Mateus SA	2,689,692	3,624,193
	Grupo SBF SA	491,467	1,072,721
	Guararapes Confeccoes SA	686,928	690,135
*Ω	Hapvida Participacoes e Investimentos SA	6,334,903	6,426,876
*	Hidrovias do Brasil SA	1,447,122	618,611
*††	Hua Han Health Industry Holdings Ltd.	17,460,041	0
	Hypera SA	686,318	6,273,300
	Instituto Hermes Pardini SA	254,860	1,041,772
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	186,753
*	International Meal Co. Alimentacao SA, Class A	1,372,786	678,780
	Iochpe-Maxion SA	1,560,804	3,523,593
	Irani Papel e Embalagem SA	364,835	570,650
*	IRB Brasil Resseguros SA	228,454	1,175,954
	Itau Unibanco Holding SA	824,011	3,498,106
	Jalles Machado SA	616,144	899,401
	JBS SA	3,647,033	14,426,339
	JHSF Participacoes SA	2,900,967	2,943,085
	JSL SA	228,965	293,181
	Kepler Weber SA	427,938	1,949,886
	Klabin SA	3,894,961	14,839,262
	Lavvi Empreendimentos Imobiliarios Ltda	124,100	133,969
	Light SA	1,467,901	1,101,728
	Localiza Rent a Car SA	626,238	7,304,450
	Localiza Rent a Car SA	4,423	51,590
*Ω	Locaweb Servicos de Internet SA	1,644,020	2,075,955
	LOG Commercial Properties e Participacoes SA	220,977	792,266
*	Log-in Logistica Intermodal SA	246,000	1,768,323
*	Lojas Quero Quero SA	726,644	529,634
	Lojas Renner SA	957,372	4,079,341
	LPS Brasil Consultoria de Imoveis SA	375,988	142,209
	M Dias Branco SA	526,220	3,547,318
*	Magazine Luiza SA	3,808,254	3,323,398

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Mahle-Metal Leve SA	335,127	$2,252,533
	Marcopolo SA	770,800	390,236
*	Marisa Lojas SA	103,512	28,140
*Ω	Meliuz SA	229,084	50,092
	Melnick Even Desenvolvimento Imobiliario SA	106,300	62,821
	Mills Estruturas e Servicos de Engenharia SA	1,279,913	2,652,460
	Minerva SA	1,575,373	4,341,640
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	91,900	88,527
*	Moura Dubeux Engenharia SA	211,900	236,683
	Movida Participacoes SA	1,364,346	2,029,197
	MRV Engenharia e Participacoes SA	2,290,645	3,167,726
	Multilaser Industrial SA	70,400	46,459
	Natura & Co. Holding SA	2,612,736	7,488,783
	Neoenergia SA	217,203	644,382
	Odontoprev SA	1,650,968	3,701,124
*	Omega Energia SA	83,718	145,623
*	Orizon Valorizacao de Residuos SA	134,000	1,021,571
	Ouro Fino Saude Animal Participacoes SA	12,400	65,612
*	Petro Rio SA	2,505,105	20,775,943
	Petroleo Brasileiro SA, Sponsored ADR	776,944	8,018,062
#	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	14,247,085
	Petroleo Brasileiro SA	16,003,488	92,875,275
	Petroreconcavo SA	43,019	267,624
	Porto Seguro SA	1,550,820	7,912,503
	Portobello SA	518,834	834,010
	Positivo Tecnologia SA	831,500	1,400,493
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	1,372,610
	Raia Drogasil SA	2,404,106	11,759,343
Ω	Rede D'Or Sao Luiz SA	1,371,270	8,617,204
	Romi SA	416,852	1,578,294
	Rumo SA	1,386,664	5,020,760
	Santos Brasil Participacoes SA	1,583,511	2,748,209
	Sao Carlos Empreendimentos e Participacoes SA	22,300	67,168
	Sao Martinho SA	1,410,749	6,950,502
	Sendas Distribuidora SA, ADR	80,781	1,558,265
	Sendas Distribuidora SA	3,331,365	12,895,479
*Ω	Ser Educacional SA	80,045	75,373
	SIMPAR SA	1,974,744	3,022,627
	Sinqia SA	162,000	563,584
	SLC Agricola SA	986,510	9,969,464
	Suzano SA	2,329,098	21,270,804
	Suzano SA, Sponsored ADR	140,729	1,291,893
	SYN prop e tech SA	224,734	186,382
	Tegma Gestao Logistica SA	235,960	876,198
	Telefonica Brasil SA	980,993	8,081,699
	Telefonica Brasil SA, ADR	294,101	2,391,041
	TIM SA	3,933,937	9,136,796
	TOTVS SA	864,930	5,123,504
	Transmissora Alianca de Energia Eletrica SA	1,722,371	12,574,330
	Tres Tentos Agroindustrial SA	30,390	60,585
	Trisul SA	415,879	306,402
	Tupy SA	657,319	3,497,466
	Ultrapar Participacoes SA	3,883,479	10,090,635
	Ultrapar Participacoes SA, Sponsored ADR	74,790	195,202
	Unifique Telecomunicacoes SA	16,600	12,296
	Unipar Carbocloro SA	62,270	952,027
	Usinas Siderurgicas de Minas Gerais SA Usiminas	755,674	1,302,553
	Vale SA	12,398,050	230,825,548

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	$757,476
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700,495	2,017,461
*	Via SA	7,542,449	3,565,959
	Vibra Energia SA	3,826,967	12,409,014
	Vivara Participacoes SA	276,200	1,333,038
	Vulcabras Azaleia SA	615,786	1,432,625
	WEG SA	1,424,549	10,731,193
	Wilson Sons Holdings Brasil SA	136,300	276,558
	Wiz Solucoes e Corretagem de Seguros SA	93,890	130,580
*	XP, Inc., BDR	90,479	1,599,688
	YDUQS Participacoes SA	1,987,369	4,044,190
*	Zamp SA	1,149,075	1,233,666
TOTAL BRAZIL			1,005,669,703
CHILE — (0.5%)
	Aguas Andinas SA, Class A	13,260,729	3,179,719
	Banco de Chile	8,969,120	980,031
	Banco de Chile, ADR	290,190	6,375,477
	Banco de Credito e Inversiones SA	121,941	3,676,298
#	Banco Santander Chile, ADR	306,008	5,174,595
	Besalco SA	2,741,825	1,302,677
*	Camanchaca SA	49,415	3,538
	CAP SA	787,910	7,277,440
	Cementos BIO BIO SA	179,409	146,040
	Cencosud SA	5,934,027	10,662,190
	Cencosud Shopping SA	240,681	362,683
	Cia Cervecerias Unidas SA	72,473	557,637
#	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	78,674
	Cia Sud Americana de Vapores SA	110,519,198	9,606,692
	Colbun SA	31,252,990	3,641,997
	Cristalerias de Chile SA	59,157	231,499
	Embotelladora Andina SA, ADR, Class B	87,774	1,339,431
	Empresa Nacional de Telecomunicaciones SA	1,108,216	4,250,894
	Empresas CMPC SA	3,043,100	5,232,900
	Empresas COPEC SA	846,192	6,382,621
	Empresas Hites SA	1,398,342	171,967
	Enel Americas SA	39,089,227	5,176,901
	Enel Chile SA	1,363,582	64,232
*	Engie Energia Chile SA	2,183,537	1,390,654
	Falabella SA	965,959	2,245,711
	Forus SA	450,262	707,071
	Grupo Security SA	4,001,360	929,812
	Hortifrut SA	164,407	264,348
	Instituto de Diagnostico SA	4,394	8,580
	Inversiones Aguas Metropolitanas SA	3,077,574	1,825,316
	Inversiones La Construccion SA	234,904	1,061,992
	Itau CorpBanca Chile SA	668,792,622	1,522,240
	Itau CorpBanca Chile SA, ADR	23,704	79,408
	Masisa SA	3,278,186	178,179
	Molibdenos y Metales SA	84,693	372,350
	Multiexport Foods SA	3,567,240	1,143,132
	Parque Arauco SA	3,315,681	4,270,457
	PAZ Corp. SA	1,378,694	647,990
	Plaza SA	187,500	254,064
	Ripley Corp. SA	6,616,188	1,377,965
	Salfacorp SA	2,420,304	902,008
	Sigdo Koppers SA	1,861,026	2,574,597
	SMU SA	5,606,635	870,233

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sociedad Matriz SAAM SA	25,868,926	$3,061,631
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	22,407,279
	Socovesa SA	1,574,885	196,730
	SONDA SA	3,704,134	1,837,685
	Vina Concha y Toro SA	2,853,887	3,646,754
TOTAL CHILE			129,652,319
CHINA — (29.1%)
	360 DigiTech, Inc., ADR	695,772	16,788,978
	360 Security Technology, Inc., Class A	1,080,100	1,122,688
*	361 Degrees International Ltd.	7,448,000	3,604,317
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	1,995,639
Ω	3SBio, Inc.	11,987,500	13,057,059
	5I5J Holding Group Co. Ltd., Class A	1,881,600	764,704
*††	A Metaverse Co.	940,000	6,833
#*	AAC Technologies Holdings, Inc.	7,616,000	20,295,057
Ω	AAG Energy Holdings Ltd.	1,855,000	397,442
	Accelink Technologies Co. Ltd., Class A	399,537	1,030,392
	ADAMA Ltd., Class A	220,100	311,508
	Addsino Co. Ltd., Class A	651,400	1,023,324
*	Advanced Technology & Materials Co. Ltd., Class A	528,400	690,597
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	565,013
	AECC Aviation Power Co. Ltd., Class A	103,572	697,810
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	421,511	592,398
*	Agile Group Holdings Ltd.	11,990,465	3,857,197
*	Agora, Inc., ADR	24,383	94,850
	Agricultural Bank of China Ltd., Class H	90,984,460	32,748,314
	Aier Eye Hospital Group Co. Ltd., Class A	735,001	3,589,905
*	Air China Ltd., Class H	2,326,000	2,075,681
	Aisino Corp., Class A	541,000	964,004
	Ajisen China Holdings Ltd.	4,092,000	484,850
Ω	Ak Medical Holdings Ltd.	2,442,000	2,776,601
*	Alibaba Group Holding Ltd., Sponsored ADR	2,168,694	238,990,079
*	Alibaba Group Holding Ltd.	9,442,600	129,823,090
#*	Alibaba Health Information Technology Ltd.	5,424,000	4,844,253
*	Alibaba Pictures Group Ltd.	69,850,000	5,272,795
#Ω	A-Living Smart City Services Co. Ltd.	7,304,250	9,243,658
	All Winner Technology Co. Ltd., Class A	210,470	701,595
	Allmed Medical Products Co. Ltd., Class A	357,400	666,401
*	Alpha Group, Class A	807,000	604,514
	Aluminum Corp. of China Ltd., Class H	21,840,000	11,671,161
*	Amlogic Shanghai Co. Ltd., Class A	51,696	595,749
	Amoy Diagnostics Co. Ltd., Class A	121,546	518,896
*	An Hui Wenergy Co. Ltd., Class A	643,539	423,693
	Angang Steel Co. Ltd., Class H	15,969,908	4,942,440
	Angel Yeast Co. Ltd., Class A	221,000	1,363,906
	Anhui Anke Biotechnology Group Co. Ltd., Class A	531,400	894,468
	Anhui Conch Cement Co. Ltd., Class H	6,662,000	25,291,760
	Anhui Construction Engineering Group Co. Ltd., Class A	859,516	649,931
	Anhui Expressway Co. Ltd., Class H	2,650,000	2,416,738
	Anhui Guangxin Agrochemical Co. Ltd., Class A	239,980	1,126,866
	Anhui Gujing Distillery Co. Ltd., Class A	26,402	1,089,590
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,271,367
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	271,670	1,342,735
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	729,926
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	260,063
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,523,980
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	839,130
	Anhui Korrun Co. Ltd., Class A	83,762	209,152

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	208,828	$1,728,250
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	157,561
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	632,632
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	260,160	372,229
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	985,108
	Anhui Xinhua Media Co. Ltd., Class A	739,600	607,632
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,946,046
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	320,000	772,267
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	8,748	252,456
	Anjoy Foods Group Co. Ltd., Class A	24,534	580,068
	Anker Innovations Technology Co. Ltd., Class A	70,100	684,995
	ANTA Sports Products Ltd.	3,557,800	53,966,865
*Ω	Antengene Corp. Ltd.	279,000	183,924
#*	Anton Oilfield Services Group	22,496,000	1,037,619
	Aoshikang Technology Co. Ltd., Class A	169,200	675,553
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	767,443
*	Aowei Holdings Ltd.	187,000	14,011
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	6,227
	Apeloa Pharmaceutical Co. Ltd., Class A	468,300	1,687,979
	ApicHope Pharmaceutical Co. Ltd., Class A	126,260	784,229
	APT Satellite Holdings Ltd.	1,946,000	559,038
*Ω	Archosaur Games, Inc.	125,000	67,619
	Art Group Holdings Ltd.	455,000	14,220
*Ω	Ascletis Pharma, Inc.	1,841,000	984,715
	Asia Cement China Holdings Corp.	5,177,000	2,438,566
Ω	AsiaInfo Technologies Ltd.	945,600	1,747,080
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,160	954,245
	Autobio Diagnostics Co. Ltd., Class A	128,955	1,259,881
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	1,952,955
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	661,443
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	10,629,633
	AVICOPTER PLC, Class A	72,100	515,633
	Bafang Electric Suzhou Co. Ltd., Class A	27,208	481,193
#Ω	BAIC Motor Corp. Ltd., Class H	18,998,000	5,831,618
*	Baidu, Inc., Sponsored ADR	391,066	52,668,769
Ω	BAIOO Family Interactive Ltd.	7,872,000	513,343
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,080,842
	Bank of Changsha Co. Ltd., Class A	924,447	940,563
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,833,086
	Bank of China Ltd., Class H	204,333,702	77,782,601
	Bank of Chongqing Co. Ltd., Class H	3,349,000	1,849,686
	Bank of Communications Co. Ltd., Class H	25,189,618	15,569,675
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,082,008
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,551,285
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,541,321
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,438,587
	Bank of Ningbo Co. Ltd., Class A	1,044,301	5,087,980
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,889,120
	Bank of Suzhou Co. Ltd., Class A	832,459	964,313
	Baoshan Iron & Steel Co. Ltd., Class A	5,862,137	5,373,424
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	272,289
*	Baoye Group Co. Ltd., Class H	1,616,440	802,097
*	Baozun, Inc., Sponsored ADR	295,140	2,246,015
*	Baozun, Inc., Class A	21,000	51,839
	BBMG Corp., Class H	20,100,404	2,620,008
	Bear Electric Appliance Co. Ltd., Class A	93,896	962,999
	Befar Group Co. Ltd., Class A	472,000	381,262
	Beibuwan Port Co. Ltd., Class A	910,045	1,018,057
#*	BeiGene Ltd., ADR	777	198,912

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BeiGene Ltd.	330,000	$6,486,320
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	403,278
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	104,852	791,792
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,647,112
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	1,979,023
*	Beijing Capital International Airport Co. Ltd., Class H	14,016,000	10,659,945
	Beijing Career International Co. Ltd., Class A	108,418	805,949
	Beijing Certificate Authority Co. Ltd., Class A	75,874	304,406
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	417,500	1,050,243
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	402,708
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	295,405
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	293,600	399,362
	Beijing Dahao Technology Corp. Ltd., Class A	82,400	226,901
	Beijing Easpring Material Technology Co. Ltd., Class A	112,500	1,128,689
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	320,320	1,230,855
*	Beijing Energy International Holding Co. Ltd.	19,730,000	533,430
	Beijing Enlight Media Co. Ltd., Class A	595,800	725,342
	Beijing Enterprises Holdings Ltd.	3,683,028	12,506,862
	Beijing Enterprises Water Group Ltd.	31,966,469	8,168,575
	Beijing Funshine Culture Media Group Co. Ltd., Class A	72,300	581,798
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	104,961
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	624,964	985,281
	Beijing Haixin Energy Technology Co. Ltd., Class A	1,488,456	945,455
*	Beijing Health Holdings Ltd.	13,284,000	115,952
*	Beijing Hezong Science & Technology Co. Ltd., Class A	520,300	419,194
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	16,058	656,322
*	Beijing Jetsen Technology Co. Ltd., Class A	2,113,091	1,500,626
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,292,000	2,216,566
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	63,922
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,105,570	1,168,054
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	235,890
	Beijing New Building Materials PLC, Class A	425,879	1,805,738
#	Beijing North Star Co. Ltd., Class H	6,058,000	718,254
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	467,732
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	755,885
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	2,761,491
	Beijing Originwater Technology Co. Ltd., Class A	664,873	483,297
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	393,961
	Beijing Roborock Technology Co. Ltd., Class A	15,167	687,838
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	149,814	364,656
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	56,760
	Beijing Shiji Information Technology Co. Ltd., Class A	282,930	717,707
	Beijing Shougang Co. Ltd., Class A	1,391,400	813,580
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	646,212
	Beijing Sinnet Technology Co. Ltd., Class A	734,910	977,516
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	721,619
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	496,101
	Beijing Strong Biotechnologies, Inc., Class A	255,605	637,039
	Beijing SuperMap Software Co. Ltd., Class A	237,400	710,942
*	Beijing Thunisoft Corp. Ltd., Class A	297,206	371,186
	Beijing Tiantan Biological Products Corp. Ltd., Class A	166,170	582,608
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,428,000	2,175,645
	Beijing Tongrentang Co. Ltd., Class A	171,372	1,198,735
	Beijing Ultrapower Software Co. Ltd., Class A	1,387,300	1,014,255
	Beijing United Information Technology Co. Ltd., Class A	59,720	858,283
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	561,245
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,100	399,942

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	$384,174
	Beijing Yanjing Brewery Co. Ltd., Class A	654,500	1,091,981
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	35,407	548,551
	Beijing Zhidemai Technology Co. Ltd., Class A	13,316	62,832
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	359,605	817,248
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,281,952	2,394,700
	Beken Corp., Class A	29,500	136,261
	Bengang Steel Plates Co. Ltd., Class A	1,716,618	794,414
*	Berry Genomics Co. Ltd., Class A	57,000	103,658
	Best Pacific International Holdings Ltd., Class H	1,354,000	193,330
	Bestore Co. Ltd., Class A	38,606	198,069
	Bestsun Energy Co. Ltd., Class A	924,440	602,957
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	455,874
	Better Life Commercial Chain Share Co. Ltd., Class A	455,000	408,190
	BGI Genomics Co. Ltd., Class A	91,500	738,849
	Biem.L.Fdlkk Garment Co. Ltd., Class A	357,300	1,444,555
	Binjiang Service Group Co. Ltd.	355,000	1,083,735
	Black Peony Group Co. Ltd., Class A	563,082	588,009
Ω	Blue Moon Group Holdings Ltd.	68,500	44,852
*	Blue Sail Medical Co. Ltd., Class A	609,228	731,704
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,412,102	1,111,800
Ω	BOC Aviation Ltd.	441,700	3,678,455
	BOC International China Co. Ltd., Class A	334,200	559,061
	BOE Technology Group Co. Ltd., Class A	9,637,179	5,692,370
	BOE Varitronix Ltd.	854,000	2,034,108
*	Bohai Leasing Co. Ltd., Class A	3,703,685	1,290,951
	Bosideng International Holdings Ltd.	19,346,157	10,781,167
	Bright Dairy & Food Co. Ltd., Class A	847,869	1,340,880
	Bright Real Estate Group Co. Ltd., Class A	563,094	201,409
	BrightGene Bio-Medical Technology Co. Ltd., Class A	104,214	360,187
*††	Brilliance China Automotive Holdings Ltd.	20,104,000	11,940,996
	B-Soft Co. Ltd., Class A	697,015	945,551
	BTG Hotels Group Co. Ltd., Class A	188,471	652,200
#*	Burning Rock Biotech Ltd., ADR	10,922	31,783
	BYD Co. Ltd., Class H	1,342,800	42,523,176
	BYD Electronic International Co. Ltd.	4,701,222	16,295,153
	By-health Co. Ltd., Class A	433,629	1,483,303
	C C Land Holdings Ltd.	13,761,530	3,329,609
	C&D International Investment Group Ltd.	597,744	1,900,585
	C&S Paper Co. Ltd., Class A	738,871	1,404,019
	Cabbeen Fashion Ltd.	1,868,000	240,539
	Caitong Securities Co. Ltd., Class A	1,105,390	1,280,992
	Camel Group Co. Ltd., Class A	664,800	882,079
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	862,868	635,261
	Canny Elevator Co. Ltd., Class A	450,900	519,004
Ω	CanSino Biologics, Inc., Class H	633,200	5,209,567
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,472,982
	Capinfo Co. Ltd., Class H	60,000	2,566
*	Capital Environment Holdings Ltd.	13,364,000	285,929
*	Capitalonline Data Service Co. Ltd., Class A	231,200	355,103
	Carrianna Group Holdings Co. Ltd.	1,788,877	101,492
	Castech, Inc., Class A	144,570	367,717
	CCS Supply Chain Management Co. Ltd., Class A	288,300	257,463
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	164,045
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	2,130,138
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	141,924
	CECEP Wind-Power Corp., Class A	1,478,490	873,605
	Central China Management Co. Ltd.	6,510,074	689,698
	Central China New Life Ltd.	1,801,000	810,958

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Central China Real Estate Ltd.	9,590,328	$550,053
	Central China Securities Co. Ltd., Class H	5,825,000	922,554
	Centre Testing International Group Co. Ltd., Class A	105,393	371,160
	CETC Cyberspace Security Technology Co. Ltd., Class A	3,300	16,841
	CETC Digital Technology Co. Ltd., Class A	242,965	827,986
#	CGN New Energy Holdings Co. Ltd.	13,606,000	5,184,162
	CGN Nuclear Technology Development Co. Ltd., Class A	472,200	569,908
Ω	CGN Power Co. Ltd., Class H	27,214,000	6,358,795
	Chacha Food Co. Ltd., Class A	162,391	1,098,769
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	622,351
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	2,057,960
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,114,382
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	168,195
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,029,064
*	Chanjet Information Technology Co. Ltd., Class H	50,100	32,730
	Chaowei Power Holdings Ltd.	5,161,000	1,505,172
	Chaozhou Three-Circle Group Co. Ltd., Class A	326,373	1,615,299
*	Cheetah Mobile, Inc., ADR	20,539	55,867
*	Chen Lin Education Group Holdings Ltd.	310,000	79,522
*	Cheng De Lolo Co. Ltd., Class A	639,500	846,649
	Chengdu ALD Aviation Manufacturing Corp., Class A	70,420	342,841
	Chengdu CORPRO Technology Co. Ltd., Class A	87,200	365,796
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	462,375
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	397,960
	Chengdu Hongqi Chain Co. Ltd., Class A	1,022,700	831,600
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	247,977
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	279,641	721,191
	Chengdu Kanghua Biological Products Co. Ltd., Class A	53,725	717,638
	Chengdu Leejun Industrial Co. Ltd., Class A	44,300	55,495
	Chengdu Wintrue Holding Co. Ltd., Class A	800,900	1,442,942
	Chengdu Xingrong Environment Co. Ltd., Class A	659,492	489,769
	Chengtun Mining Group Co. Ltd., Class A	1,240,600	1,162,099
	Chenguang Biotech Group Co. Ltd., Class A	270,946	744,356
	Chengxin Lithium Group Co. Ltd., Class A	125,700	799,496
*	Chengzhi Co. Ltd., Class A	580,300	793,769
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	265,100	785,089
*	Chiho Environmental Group Ltd.	602,000	54,653
	China Aerospace International Holdings Ltd.	12,782,600	759,046
	China Aircraft Leasing Group Holdings Ltd.	1,919,000	1,287,644
*	China Anchu Energy Storage Group Ltd.	259,000	17,195
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,200,477
	China Baoan Group Co. Ltd., Class A	312,592	581,762
	China Bester Group Telecom Co. Ltd., Class A	31,300	52,462
	China BlueChemical Ltd., Class H	15,543,122	4,272,838
#Ω	China Bohai Bank Co. Ltd., Class H	5,611,500	1,109,632
#*	China Boton Group Co. Ltd.	450,000	159,930
	China CAMC Engineering Co. Ltd., Class A	670,993	831,852
	China Chengtong Development Group Ltd.	546,000	8,416
	China Cinda Asset Management Co. Ltd., Class H	48,652,000	6,907,540
	China CITIC Bank Corp. Ltd., Class H	28,026,607	13,521,437
#	China Coal Energy Co. Ltd., Class H	12,479,168	10,014,251
	China Communications Services Corp. Ltd., Class H	21,811,327	8,300,073
*	China Conch Environment Protection Holdings Ltd.	9,231,500	4,040,821
	China Conch Venture Holdings Ltd.	7,970,000	16,913,019
	China Construction Bank Corp., Class H	370,130,302	239,581,927
	China CSSC Holdings Ltd., Class A	181,178	637,789
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	671,649
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,005,000	4,951,117
	China Design Group Co. Ltd., Class A	421,345	492,775

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,800,000	$403,697
#*††	China Dili Group	10,867,661	686,059
	China Dongxiang Group Co. Ltd.	21,184,888	1,071,693
#Ω	China East Education Holdings Ltd.	4,132,000	3,160,396
#*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	4,494,744
	China Education Group Holdings Ltd.	8,348,000	13,255,773
	China Electronics Huada Technology Co. Ltd.	4,112,000	646,078
#	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	321,980
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,514,432
	China Energy Engineering Corp. Ltd., Class H	5,668,000	732,891
	China Enterprise Co. Ltd., Class A	2,240,978	1,014,562
	China Everbright Bank Co. Ltd., Class H	10,340,000	3,300,682
	China Everbright Environment Group Ltd.	20,956,777	9,319,144
#Ω	China Everbright Greentech Ltd.	5,292,000	1,298,703
	China Everbright Ltd.	8,904,896	6,916,783
Ω	China Feihe Ltd.	19,960,000	19,150,382
	China Film Co. Ltd., Class A	764,300	1,473,204
*	China Finance Investment Holdings Ltd.	82,000	52,771
*††	China Financial Services Holdings Ltd.	71,200	2,895
	China Foods Ltd.	8,252,000	3,075,106
	China Galaxy Securities Co. Ltd., Class H	16,652,000	8,976,324
	China Gas Holdings Ltd.	18,121,600	28,212,039
#	China Glass Holdings Ltd.	3,264,000	534,666
	China Gold International Resources Corp. Ltd.	720,800	2,588,835
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	61,687
	China Great Wall Securities Co. Ltd., Class A	583,600	789,553
	China Greatwall Technology Group Co. Ltd., Class A	610,000	1,101,993
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	381,805	760,361
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	62,662
	China Hanking Holdings Ltd.	5,305,000	574,363
#	China Harmony Auto Holding Ltd.	5,966,000	878,053
	China Harzone Industry Corp. Ltd., Class A	467,420	524,834
*††	China High Precision Automation Group Ltd.	1,360,000	39,675
*	China High Speed Railway Technology Co. Ltd., Class A	1,388,692	501,886
*	China High Speed Transmission Equipment Group Co. Ltd.	4,063,000	1,912,067
	China Hongqiao Group Ltd.	13,451,000	15,645,181
*††Ω	China Huarong Asset Management Co. Ltd., Class H	23,960,000	1,455,204
††	China Huiyuan Juice Group Ltd.	3,039,500	135,905
Ω	China International Capital Corp. Ltd., Class H	6,324,400	14,132,670
	China International Marine Containers Group Co. Ltd., Class H	4,965,840	3,813,897
#	China Isotope & Radiation Corp.	147,000	342,876
	China Jinmao Holdings Group Ltd.	44,368,526	10,191,223
	China Jushi Co. Ltd., Class A	1,251,507	2,739,756
	China Kepei Education Group Ltd.	3,338,000	1,570,011
	China Kings Resources Group Co. Ltd., Class A	170,536	1,057,189
	China Lesso Group Holdings Ltd.	12,311,000	13,993,960
	China Life Insurance Co. Ltd., Class H	6,233,000	11,473,531
	China Lilang Ltd.	4,006,000	2,055,268
*Ω	China Literature Ltd.	2,634,200	13,810,845
*	China Longevity Group Co. Ltd.	893,399	29,282
	China Longyuan Power Group Corp. Ltd., Class H	8,113,000	11,199,514
*††	China Maple Leaf Educational Systems Ltd.	12,398,000	210,450
	China Medical System Holdings Ltd.	13,982,800	24,137,336
	China Meheco Co. Ltd., Class A	273,401	616,783
#	China Meidong Auto Holdings Ltd.	2,532,000	6,282,243
	China Mengniu Dairy Co. Ltd.	8,045,000	38,808,053
	China Merchants Bank Co. Ltd., Class H	15,457,146	100,257,013
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,630,633
	China Merchants Land Ltd.	12,962,000	974,907

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Port Holdings Co. Ltd.	9,860,917	$13,823,271
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	91,585
#Ω	China Merchants Securities Co. Ltd., Class H	1,467,460	1,604,025
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,693,197
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
#	China Minsheng Banking Corp. Ltd., Class H	18,102,960	6,768,267
#	China Modern Dairy Holdings Ltd.	27,075,000	3,842,612
	China National Accord Medicines Corp. Ltd., Class A	224,715	1,167,839
	China National Building Material Co. Ltd., Class H	32,024,150	29,383,962
	China National Chemical Engineering Co. Ltd., Class A	1,436,900	1,851,583
	China National Medicines Corp. Ltd., Class A	384,382	1,751,509
	China National Nuclear Power Co. Ltd., Class A	4,488,021	4,021,938
	China National Software & Service Co. Ltd., Class A	19,630	219,476
Ω	China New Higher Education Group Ltd.	6,359,000	3,252,761
*	China New Town Development Co. Ltd.	3,118,677	24,947
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	983,500	830,577
	China Nonferrous Mining Corp. Ltd.	256,000	139,917
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	706,418	3,048,222
*	China Nuclear Energy Technology Corp. Ltd.	2,978,000	201,657
*	China Oil & Gas Group Ltd.	33,760,000	1,249,393
	China Oilfield Services Ltd., Class H	8,346,000	10,115,627
	China Oriental Group Co. Ltd.	10,070,000	2,072,251
	China Overseas Grand Oceans Group Ltd.	20,382,450	9,510,884
	China Overseas Land & Investment Ltd.	16,510,033	44,581,547
	China Overseas Property Holdings Ltd.	10,156,344	13,284,784
	China Pacific Insurance Group Co. Ltd., Class H	11,402,065	31,349,588
	China Petroleum & Chemical Corp., Class H	131,844,400	71,191,924
	China Power International Development Ltd.	22,822,600	9,811,601
*††	China Properties Group Ltd.	397,000	3,939
	China Publishing & Media Co. Ltd., Class A	971,093	716,975
*	China Qinfa Group Ltd.	1,054,000	33,486
	China Railway Group Ltd., Class H	17,289,000	9,431,735
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	205,888
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,567,000	2,919,386
	China Railway Tielong Container Logistics Co. Ltd., Class A	652,000	533,189
*	China Rare Earth Holdings Ltd.	9,802,399	725,581
*	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	755,810
	China Reinsurance Group Corp., Class H	31,679,000	2,431,900
Ω	China Renaissance Holdings Ltd.	803,800	1,069,690
	China Resources Beer Holdings Co. Ltd.	4,741,661	35,696,537
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	110,500	593,495
	China Resources Cement Holdings Ltd.	28,276,946	16,353,232
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	235,054	641,516
	China Resources Gas Group Ltd.	5,391,100	22,670,849
	China Resources Land Ltd.	15,028,610	72,025,420
	China Resources Medical Holdings Co. Ltd.	6,047,000	4,732,941
	China Resources Microelectronics Ltd., Class A	96,230	785,063
Ω	China Resources Pharmaceutical Group Ltd.	12,648,000	9,527,052
	China Resources Power Holdings Co. Ltd.	6,848,820	14,265,755
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	165,785	1,194,282
	China Risun Group Ltd.	4,533,000	2,188,259
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	5,951
*	China Ruyi Holdings Ltd.	2,608,000	697,333
	China Sanjiang Fine Chemicals Co. Ltd.	6,821,000	1,463,869
#	China SCE Group Holdings Ltd.	13,816,400	1,885,740
	China Science Publishing & Media Ltd., Class A	215,000	388,104
#*	China Shanshui Cement Group Ltd.	80,000	17,757
*Ω	China Shengmu Organic Milk Ltd.	5,757,000	246,324

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co. Ltd., Class H	13,153,500	$40,941,840
	China Shineway Pharmaceutical Group Ltd.	2,580,000	2,408,693
#	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	206,164
*	China Silver Group Ltd.	10,000,000	563,273
#*	China South City Holdings Ltd.	34,840,711	2,535,050
	China South Publishing & Media Group Co. Ltd., Class A	681,834	995,174
*	China Southern Airlines Co. Ltd., Class H	10,792,000	7,168,775
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	240,219	238,270
	China Starch Holdings Ltd.	21,115,000	689,048
	China State Construction Development Holdings Ltd.	3,186,000	862,582
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,458,623
	China State Construction International Holdings Ltd.	12,376,000	14,823,263
	China Sunshine Paper Holdings Co. Ltd.	5,283,500	1,432,368
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	4,922,641
	China Taiping Insurance Holdings Co. Ltd.	12,689,530	17,575,398
	China Testing & Certification International Group Co. Ltd., Class A	273,171	521,069
*	China Tianbao Group Development Co. Ltd.	486,000	16,480
#*	China Tianrui Group Cement Co. Ltd.	22,000	16,947
	China Tianying, Inc., Class A	1,716,946	1,407,402
	China Tourism Group Duty Free Corp. Ltd., Class A	146,217	4,629,770
Ω	China Tower Corp. Ltd., Class H	115,010,000	13,067,532
	China Traditional Chinese Medicine Holdings Co. Ltd.	24,338,000	11,660,609
*	China TransInfo Technology Co. Ltd., Class A	902,742	1,354,234
*	China Travel International Investment Hong Kong Ltd.	20,289,892	4,332,157
	China Tungsten & Hightech Materials Co. Ltd., Class A	699,200	1,703,232
	China Union Holdings Ltd., Class A	1,049,234	636,356
	China Vanke Co. Ltd., Class H	8,215,676	16,607,986
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	4,421
	China Water Affairs Group Ltd.	6,172,000	5,364,495
	China West Construction Group Co. Ltd., Class A	777,900	930,983
*††	China Wood Optimization Holding Ltd.	2,848,000	61,310
	China World Trade Center Co. Ltd., Class A	272,900	686,657
Ω	China Xinhua Education Group Ltd.	245,000	33,776
	China XLX Fertiliser Ltd.	5,090,000	2,977,214
	China Yangtze Power Co. Ltd., Class A	2,583,803	7,958,108
	China Yongda Automobiles Services Holdings Ltd.	11,207,500	9,692,451
#*Ω	China Yuhua Education Corp. Ltd.	17,470,000	2,473,068
#*	China ZhengTong Auto Services Holdings Ltd.	8,943,000	811,695
	China Zhenhua Group Science & Technology Co. Ltd., Class A	73,300	1,233,981
*	China Zheshang Bank Co. Ltd., Class H	162,000	59,134
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	142,107
#*††	China Zhongwang Holdings Ltd.	14,337,979	575,995
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	246,500	302,862
	Chinasoft International Ltd.	21,046,000	18,503,061
*	Chindata Group Holdings Ltd., ADR	348,063	2,885,442
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	743,172	1,055,121
	Chongqing Brewery Co. Ltd., Class A	85,900	1,534,322
	Chongqing Changan Automobile Co. Ltd., Class A	337,036	709,584
	Chongqing Department Store Co. Ltd., Class A	245,621	880,138
*	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	619,502
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	752,272	2,009,660
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	108,900	430,844
	Chongqing Gas Group Corp. Ltd., Class A	344,000	416,603
*	Chongqing Iron & Steel Co. Ltd., Class H	2,890,000	340,320
	Chongqing Machinery & Electric Co. Ltd., Class H	1,975,962	163,864
	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,158,000	8,004,520
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	806,500	806,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Zaisheng Technology Corp. Ltd., Class A	540,220	$468,507
	Chongqing Zhifei Biological Products Co. Ltd., Class A	318,812	4,636,827
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	730,873
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	577,000	682,052
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	1,417,435
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	23,521
#	CIFI Ever Sunshine Services Group Ltd.	5,206,000	2,859,002
	CIMC Enric Holdings Ltd.	6,108,000	6,855,326
Ω	CIMC Vehicles Group Co. Ltd., Class H	181,000	118,697
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,641,146
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	498,480
	CITIC Ltd.	18,305,567	21,420,671
	CITIC Press Corp., Class A	59,194	188,801
	CITIC Resources Holdings Ltd.	24,392,000	1,543,112
	CITIC Securities Co. Ltd., Class H	6,347,650	14,522,243
	City Development Environment Co. Ltd., Class A	464,440	714,002
#*	Citychamp Watch & Jewellery Group Ltd.	10,322,000	1,685,701
#*	CMGE Technology Group Ltd.	1,678,000	425,288
	CMOC Group Ltd., Class H	18,384,000	10,640,726
	CMST Development Co. Ltd., Class A	1,187,700	899,911
*	CNFinance Holdings Ltd., ADR	48,387	96,290
	CNHTC Jinan Truck Co. Ltd., Class A	789,873	1,907,691
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	868,468
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,232,782
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	564,000	1,336,876
	COFCO Biotechnology Co. Ltd., Class A	1,058,483	1,363,758
	COFCO Joycome Foods Ltd.	18,754,000	6,089,098
	COFCO Sugar Holding Co. Ltd., Class A	576,153	618,433
*††	Colour Life Services Group Co. Ltd.	3,381,545	100,267
	Comba Telecom Systems Holdings Ltd.	10,214,000	1,959,246
	Concord New Energy Group Ltd.	58,785,909	5,708,677
*	Confidence Intelligence Holdings Ltd.	22,000	88,871
	Consun Pharmaceutical Group Ltd.	3,930,000	2,073,649
	Contemporary Amperex Technology Co. Ltd., Class A	277,178	19,226,610
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	222,524
*	Coolpad Group Ltd.	20,470,000	180,504
	COSCO SHIPPING Development Co. Ltd., Class H	29,046,300	4,013,691
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,920,000	4,635,122
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	19,093,058
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,460,000	1,466,968
	COSCO SHIPPING Ports Ltd.	13,280,517	10,046,787
*	Cosmopolitan International Holdings Ltd.	20,000	3,335
	Country Garden Holdings Co. Ltd.	49,707,191	18,651,682
	Country Garden Services Holdings Co. Ltd.	5,742,673	15,525,090
	CPMC Holdings Ltd.	4,395,000	2,519,582
*	CPT Technology Group Co. Ltd., Class A	1,776,693	518,913
	CQ Pharmaceutical Holding Co. Ltd., Class A	821,854	646,522
#*	Crazy Sports Group Ltd.	16,280,600	513,580
	CRRC Corp. Ltd., Class H	3,156,000	1,430,507
	Crystal Clear Electronic Material Co. Ltd., Class A	152,980	360,127
Ω	CSC Financial Co. Ltd., Class H	3,073,500	3,186,967
	CSG Holding Co. Ltd., Class A	700,542	753,460
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	239,795	605,456
	CSPC Pharmaceutical Group Ltd.	40,714,400	46,422,667
#	CSSC Hong Kong Shipping Co. Ltd.	6,748,000	1,111,658
	CTS International Logistics Corp. Ltd., Class A	863,000	1,361,662
*	CWT International Ltd.	23,990,000	229,536
	Da Ming International Holdings Ltd.	112,000	28,196
	Daan Gene Co. Ltd., Class A	599,980	1,415,309

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Dali Foods Group Co. Ltd.	10,569,000	$4,713,026
*	Dalian Bio-Chem Co. Ltd., Class A	43,200	109,482
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,047,363	895,333
	Dalipal Holdings Ltd.	1,444,000	440,198
	Daqin Railway Co. Ltd., Class A	2,784,238	2,764,269
	Dare Power Dekor Home Co. Ltd., Class A	340,509	476,232
	Dashang Co. Ltd., Class A	171,732	447,440
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	278,880	1,573,671
*	Datang International Power Generation Co. Ltd., Class H	10,604,000	1,816,751
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	948,292
	Dazhong Transportation Group Co. Ltd., Class A	576,400	271,684
	Dazzle Fashion Co. Ltd., Class A	250,140	578,706
	DBG Technology Co. Ltd., Class A	501,756	730,810
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	1,146,726
	Dexin China Holdings Co. Ltd.	941,000	91,077
	DHC Software Co. Ltd., Class A	790,212	726,212
	Dian Diagnostics Group Co. Ltd., Class A	255,700	1,015,222
#	Differ Group Auto Ltd.	17,510,000	502,990
	Digital China Group Co. Ltd., Class A	264,025	961,452
	Digital China Holdings Ltd.	6,504,000	3,317,168
	Digital China Information Service Co. Ltd., Class A	541,857	938,228
	Do-Fluoride Chemicals Co. Ltd., Class A	254,394	1,391,802
	Dong-E-E-Jiao Co. Ltd., Class A	165,943	1,083,276
	Dongfang Electric Corp. Ltd., Class H	1,457,200	2,602,619
	Dongfang Electronics Co. Ltd., Class A	640,253	830,664
	Dongfeng Motor Group Co. Ltd., Class H	18,226,000	10,866,642
	Dongguan Aohai Technology Co. Ltd., Class A	64,250	358,258
	Dongguan Development Holdings Co. Ltd., Class A	521,900	728,813
	Dongjiang Environmental Co. Ltd., Class H	1,479,595	478,130
	Dongxing Securities Co. Ltd., Class A	645,055	799,781
	Dongyue Group Ltd.	15,338,000	18,362,220
*	DouYu International Holdings Ltd., ADR	348,527	634,319
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,685,000	934,953
	East Group Co. Ltd., Class A	649,900	716,714
	East Money Information Co. Ltd., Class A	1,291,481	4,327,634
	E-Commodities Holdings Ltd.	15,438,000	3,256,231
	Ecovacs Robotics Co. Ltd., Class A	82,092	1,063,214
	Edan Instruments, Inc., Class A	179,888	325,579
	Edifier Technology Co. Ltd., Class A	501,600	731,110
#	Edvantage Group Holdings Ltd.	2,588,221	1,316,591
	EEKA Fashion Holdings Ltd.	828,500	1,110,858
	EIT Environmental Development Group Co. Ltd., Class A	182,433	430,717
	Electric Connector Technology Co. Ltd., Class A	162,850	942,655
*	Elion Energy Co. Ltd., Class A	1,045,465	672,610
	Enjoyor Technology Co. Ltd., Class A	332,700	350,141
	ENN Energy Holdings Ltd.	1,873,900	28,233,529
	ENN Natural Gas Co. Ltd., Class A	809,895	2,167,604
	Eoptolink Technology, Inc.Ltd., Class A	271,660	1,015,047
	Era Co. Ltd., Class A	700,900	490,603
	Essex Bio-technology Ltd.	1,607,000	875,737
	Eternal Asia Supply Chain Management Ltd., Class A	1,408,300	1,340,314
#	EVA Precision Industrial Holdings Ltd.	11,860,516	1,775,746
	Eve Energy Co. Ltd., Class A	28,382	372,833
	Everbright Jiabao Co. Ltd., Class A	1,132,030	561,074
#Ω	Everbright Securities Co. Ltd., Class H	1,016,200	761,454
*	EverChina International Holdings Co. Ltd.	18,107,500	385,518
*Ω	Everest Medicines Ltd.	158,500	506,420
*	Fang Holdings Ltd., ADR	8,556	5,133
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	765,872

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	1,682,131	$1,535,969
	Fanhua, Inc., Sponsored ADR	162,747	1,262,917
#	Far East Horizon Ltd.	15,306,000	13,825,533
	FAW Jiefang Group Co. Ltd.	722,200	881,924
	FAWER Automotive Parts Co. Ltd., Class A	806,478	584,057
*	Feitian Technologies Co. Ltd., Class A	48,300	73,407
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	484,400	1,009,784
	Fibocom Wireless, Inc., Class A	283,995	881,508
*	FIH Mobile Ltd.	9,462,000	1,003,700
	Financial Street Holdings Co. Ltd., Class A	1,199,857	931,818
	FinVolution Group, ADR	306,759	1,684,107
	First Capital Securities Co. Ltd., Class A	970,200	864,183
	First Tractor Co. Ltd., Class H	1,384,000	755,461
#	Flat Glass Group Co. Ltd., Class H	1,561,000	4,887,218
	Focus Media Information Technology Co. Ltd., Class A	4,033,000	4,161,926
	Foryou Corp.	5,100	29,540
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	344,271	4,056,137
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	420,246
	Fosun International Ltd.	11,046,120	10,255,720
*	Founder Holdings Ltd.	948,000	60,527
	Founder Securities Co. Ltd., Class A	1,286,500	1,325,324
	Fountain SET Holdings Ltd.	526,000	57,713
	Foxconn Industrial Internet Co. Ltd., Class A	2,263,556	3,193,987
#	FriendTimes, Inc.	856,000	110,071
	Fu Shou Yuan International Group Ltd.	11,178,000	9,431,624
*	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	338,007
	Fufeng Group Ltd.	17,673,800	12,402,769
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	137,130	431,863
	Fujian Funeng Co. Ltd., Class A	533,603	985,966
	Fujian Longking Co. Ltd., Class A	462,211	1,243,383
	Fujian Star-net Communication Co. Ltd., Class A	283,508	875,558
	Fujian Sunner Development Co. Ltd., Class A	205,708	749,397
*	Fulin Precision Co Ltd, Class A	189,900	444,301
#*	Fullshare Holdings Ltd.	42,082,518	621,657
	Fulongma Group Co. Ltd., Class A	146,872	199,032
	Fulu Holdings Ltd.	36,000	22,991
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,866,400	14,107,152
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	612,397
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,037,439	9,475,119
	Gansu Qilianshan Cement Group Co. Ltd., Class A	478,400	730,794
	Gansu Shangfeng Cement Co. Ltd., Class A	713,790	1,300,115
	Gaona Aero Material Co. Ltd., Class A	30,400	202,774
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	1,532,008
	GCL Energy Technology Co. Ltd.	338,795	559,181
#*	GCL New Energy Holdings Ltd.	2,556,218	381,420
*	GCL Technology Holdings Ltd.	93,070,320	25,773,885
*	GD Power Development Co. Ltd., Class A	1,913,278	1,126,644
*	GDS Holdings Ltd., ADR	145,833	3,405,201
*	GDS Holdings Ltd., Class A	705,900	2,058,479
	Geely Automobile Holdings Ltd.	19,868,000	32,231,845
	GEM Co. Ltd., Class A	554,200	657,182
	Gemdale Corp., Class A	897,400	1,314,332
	Gemdale Properties & Investment Corp. Ltd.	60,398,000	5,235,947
Ω	Genertec Universal Medical Group Co. Ltd.	7,664,000	4,696,694
*	Genimous Technology Co. Ltd., Class A	802,186	670,087
	GEPIC Energy Development Co. Ltd., Class A	243,500	191,819
	Getein Biotech, Inc., Class A	300,678	579,054
	GF Securities Co. Ltd., Class H	3,892,200	6,373,745

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Giant Network Group Co. Ltd., Class A	756,948	$1,087,269
	GigaDevice Semiconductor, Inc., Class A	59,403	1,013,387
*	Ginlong Technologies Co. Ltd., Class A	23,359	636,655
	Glarun Technology Co. Ltd., Class A	282,300	723,240
*	Glorious Property Holdings Ltd.	16,760,712	181,408
*	Glory Health Industry Ltd.	4,190,000	117,221
	GoerTek, Inc., Class A	662,144	2,035,686
	Goke Microelectronics Co. Ltd., Class A	79,782	1,066,781
	Goldcard Smart Group Co. Ltd.	195,200	324,814
*	Golden Eagle Retail Group Ltd.	3,171,000	1,658,040
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	287,873
	GoldenHome Living Co. Ltd., Class A	48,860	249,558
	Goldenmax International Group Ltd., Class A	466,171	577,446
	Goldlion Holdings Ltd.	1,458,866	263,933
	Goldpac Group Ltd.	2,076,000	432,963
#*	GOME Retail Holdings Ltd.	73,215,660	1,311,311
*	Goodbaby International Holdings Ltd.	1,414,000	137,099
	GoodWe Technologies Co. Ltd., Class A	3,354	202,978
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	339,599
	Gotion High-tech Co. Ltd., Class A	102,700	496,067
*	Grand Baoxin Auto Group Ltd.	7,576,864	431,906
*	Grand Industrial Holding Group Co. Ltd.	210,833	301,836
	Grand Pharmaceutical Group Ltd., Class L	10,079,000	6,281,286
	Grandblue Environment Co. Ltd., Class A	198,427	534,996
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	879,324
	Great Wall Motor Co. Ltd., Class H	5,154,750	7,278,257
*	Greattown Holdings Ltd., Class A	1,709,152	840,462
*	Greatview Aseptic Packaging Co. Ltd.	6,747,000	1,858,595
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	3,582,368
	Gree Real Estate Co. Ltd., Class A	908,157	1,327,645
#	Greenland Hong Kong Holdings Ltd.	9,371,275	897,209
	Greentown China Holdings Ltd.	7,933,500	11,696,930
Ω	Greentown Management Holdings Co. Ltd.	2,953,000	2,439,467
	Greentown Service Group Co. Ltd.	10,964,000	8,004,342
	GRG Banking Equipment Co. Ltd., Class A	431,426	651,114
	Grinm Advanced Materials Co. Ltd., Class A	209,000	428,608
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	728,754
	Guangdong Aofei Data Technology Co. Ltd., Class A	266,120	399,948
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	753,005
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	720,228	962,489
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	538,056
	Guangdong Dongpeng Holdings Co. Ltd.	412,888	576,291
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	811,723
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	532,640
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	645,305
	Guangdong Haid Group Co. Ltd., Class A	135,218	1,249,048
	Guangdong HEC Technology Holding Co. Ltd., Class A	612,245	876,212
	Guangdong Hongda Holdings Group Co. Ltd., Class A	219,400	1,018,040
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	983,273	569,244
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	258,900	394,620
	Guangdong Hybribio Biotech Co. Ltd., Class A	333,402	880,216
	Guangdong Investment Ltd.	10,406,000	11,305,274
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	52,100	767,441
	Guangdong Land Holdings Ltd.	1,989,361	200,685
	Guangdong Provincial Expressway Development Co. Ltd., Class A	761,111	878,739
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	45,644
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	120,028
	Guangdong South New Media Co. Ltd., Class A	143,679	798,368

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Tapai Group Co. Ltd., Class A	841,995	$953,799
	Guangdong Topstar Technology Co. Ltd., Class A	206,858	501,213
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	542,100	1,464,100
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,789,281	775,275
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	360,204	1,255,850
	Guanghui Energy Co. Ltd., Class A	2,456,214	3,732,815
*	Guangshen Railway Co. Ltd., Class H	11,070,700	1,935,206
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	26,879
	Guangxi Liugong Machinery Co. Ltd., Class A	970,363	893,940
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	449,421
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	695,428
	Guangzhou Automobile Group Co. Ltd., Class H	5,983,690	4,304,855
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,590,172
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,144,000	3,341,348
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,100	57,613
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	330,300	944,921
	Guangzhou Haige Communications Group, Inc. Co., Class A	689,350	896,696
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	349,000	341,874
	Guangzhou Jet Biofiltration Co. Ltd., Class A	17,527	67,993
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	558,917
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	128,500	1,604,945
	Guangzhou Restaurant Group Co. Ltd., Class A	361,787	1,346,954
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,120,940
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	361,260	2,641,064
	Guangzhou Wondfo Biotech Co. Ltd., Class A	276,814	1,308,670
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	743,529
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	437,972
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	181,578
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	643,741
	Guizhou Gas Group Corp. Ltd., Class A	454,600	544,312
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,282,672	1,342,828
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	824,099
*	Guocheng Mining Co. Ltd., Class A	44,700	116,848
	Guolian Securities Co. Ltd., Class H	758,000	418,829
	Guomai Technologies, Inc., Class A	601,054	714,606
	Guosen Securities Co. Ltd., Class A	873,697	1,216,393
*	Guosheng Financial Holding, Inc., Class A	1,125,676	1,580,894
Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,240,033
	Guoyuan Securities Co. Ltd., Class A	1,022,145	1,077,166
	H World Group Ltd., ADR	431,109	20,469,055
#*Ω	Haichang Ocean Park Holdings Ltd.	9,514,000	2,247,183
	Haier Smart Home Co. Ltd., Class A	914,762	3,495,899
	Haier Smart Home Co. Ltd., Class H	10,805,199	39,850,851
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	478,588
	Hainan Haide Capital Management Co. Ltd., Class A	577,165	1,485,836
*	Hainan Meilan International Airport Co. Ltd., Class H	1,696,000	5,118,727
	Hainan Poly Pharm Co. Ltd., Class A	196,196	772,228
*	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	256,044
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	935,125
	Haitian International Holdings Ltd.	6,054,000	18,579,447
	Haitong Securities Co. Ltd., Class H	8,360,800	5,767,491
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,202,000	261,524
*	Hand Enterprise Solutions Co. Ltd., Class A	561,009	807,355
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	988,120
	Hangcha Group Co. Ltd., Class A	533,869	1,536,480
	Hangjin Technology Co. Ltd., Class A	222,600	1,092,149
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	906,063
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	429,699	677,387
*	Hangzhou Century Co. Ltd., Class A	391,600	276,684

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	$265,740
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	575,061
	Hangzhou First Applied Material Co. Ltd., Class A	86,828	969,520
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	42,066	307,603
	Hangzhou Lion Electronics Co. Ltd., Class A	51,320	355,429
	Hangzhou Onechance Tech Corp., Class A	90,000	374,133
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	1,500,616
	Hangzhou Robam Appliances Co. Ltd., Class A	187,645	836,293
	Hangzhou Silan Microelectronics Co. Ltd., Class A	292,000	1,534,775
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	561,831
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	241,300	3,165,294
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	159,595
	Han's Laser Technology Industry Group Co. Ltd., Class A	383,061	1,592,192
#Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,854,000	3,794,601
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	444,111
*Ω	Harbin Bank Co. Ltd., Class H	918,000	36,864
	Harbin Boshi Automation Co. Ltd., Class A	281,656	656,669
*	Harbin Electric Co. Ltd., Class H	4,808,587	2,468,394
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	342,730
*††	Harmonicare Medical Holdings Ltd.	898,000	0
	HBIS Resources Co. Ltd., Class A	454,300	1,008,399
*Ω	HBM Holdings Ltd.	300,000	125,271
*	HC Group, Inc.	62,000	3,120
	Health & Happiness H&H International Holdings Ltd.	2,254,500	4,205,710
*	Healthcare Co. Ltd., Class A	315,190	523,498
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	188,683
*	Hebei Construction Group Corp. Ltd., Class H	215,500	25,281
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	1,096,756
	Hefei Meiya Optoelectronic Technology, Inc., Class A	242,710	987,002
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	493,705
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,078,637
	Hello Group, Inc., Sponsored ADR	1,143,858	11,724,544
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	90,800	309,355
	Henan Jinma Energy Co. Ltd., Class H	496,000	198,813
	Henan Lingrui Pharmaceutical Co., Class A	313,700	647,765
	Henan Pinggao Electric Co. Ltd., Class A	557,900	717,528
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	56,888
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	2,019,770
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	3,126,953
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	552,517
*	Henan Yicheng New Energy Co. Ltd., Class A	1,079,100	959,201
	Henan Yuguang Gold & Lead Co. Ltd., Class A	618,700	530,652
*	Henan Yuneng Holdings Co. Ltd., Class A	315,199	239,429
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	452,726
	Hengan International Group Co. Ltd.	6,472,622	31,841,141
*	Hengdeli Holdings Ltd.	14,196,800	381,105
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	349,330	1,155,561
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	4,658,906
	Hengtong Optic-electric Co. Ltd., Class A	387,804	892,673
	Hengyi Petrochemical Co. Ltd., Class A	1,331,944	1,541,894
	Hesteel Co. Ltd., Class A	4,520,900	1,616,678
	Hexing Electrical Co. Ltd., Class A	300,710	835,311
*	Hi Sun Technology China Ltd.	9,834,000	1,104,417
*	Hilong Holding Ltd.	10,923,000	412,698
	Hisense Home Appliances Group Co. Ltd., Class H	3,343,000	4,744,669
	Hithink RoyalFlush Information Network Co. Ltd., Class A	75,816	1,331,371
*	Holitech Technology Co. Ltd., Class A	1,934,100	854,873
	Homeland Interactive Technology Ltd.	418,000	84,280
*	Hongda Xingye Co. Ltd., Class A	2,007,721	905,339

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hongfa Technology Co. Ltd., Class A	288,836	$1,606,299
*	Honghua Group Ltd.	18,594,000	594,233
*	Hongli Zhihui Group Co. Ltd., Class A	282,100	310,247
	Hongta Securities Co. Ltd., Class A	210,080	254,559
*††Ω	Honworld Group Ltd.	750,000	81,302
#Ω	Hope Education Group Co. Ltd.	36,484,000	3,733,008
*	Hopefluent Group Holdings Ltd.	204,000	45,714
#	Hopson Development Holdings Ltd.	8,727,728	10,344,591
*Ω	Hua Hong Semiconductor Ltd.	5,695,000	22,021,430
	Huaan Securities Co. Ltd., Class A	2,070,640	1,538,356
	Huabao Flavours & Fragrances Co. Ltd., Class A	33,400	121,614
#	Huadian Power International Corp. Ltd., Class H	6,826,000	2,732,430
	Huadong Medicine Co. Ltd., Class A	235,132	1,654,699
	Huafon Chemical Co. Ltd., Class A	1,759,491	1,983,186
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	492,298
	Huafu Fashion Co. Ltd., Class A	1,234,550	573,039
	Huagong Tech Co. Ltd., Class A	103,700	288,900
	Huaibei Mining Holdings Co. Ltd., Class A	848,700	1,691,527
	Hualan Biological Engineering, Inc., Class A	292,960	970,088
*	Huaneng Power International, Inc., Class H	13,916,000	6,794,339
#*	Huanxi Media Group Ltd.	2,260,000	349,021
	Huapont Life Sciences Co. Ltd., Class A	1,073,623	855,715
Ω	Huatai Securities Co. Ltd., Class H	3,903,400	5,054,195
*	Huawen Media Group, Class A	875,755	332,527
*	Huaxi Holdings Co. Ltd.	610,000	129,738
	Huaxi Securities Co. Ltd., Class A	593,500	719,605
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,547,767
	Huaxin Cement Co. Ltd., Class A	667,224	1,617,781
	Huayu Automotive Systems Co. Ltd., Class A	829,231	2,243,916
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	1,007,751
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,030,637	998,076
	Hubei Energy Group Co. Ltd., Class A	904,500	570,153
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,853	384,431
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,890,084
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	2,125,039
	Huishang Bank Corp. Ltd., Class H	2,676,400	842,972
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	976,409
	Humanwell Healthcare Group Co. Ltd., Class A	42,800	168,665
	Hunan Aihua Group Co. Ltd., Class A	250,422	1,023,937
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,088,800	569,795
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	349,941
	Hunan Gold Corp. Ltd., Class A	290,104	677,179
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	744,793
	Hunan Valin Steel Co. Ltd., Class A	2,564,800	1,889,891
	Hundsun Technologies, Inc., Class A	17,129	120,107
*	HUYA, Inc., ADR	357,219	1,964,704
*Ω	Hygeia Healthcare Holdings Co. Ltd.	1,066,400	8,463,614
*	Hytera Communications Corp. Ltd., Class A	1,130,202	950,098
*	HyUnion Holding Co. Ltd., Class A	724,900	889,493
*	IAT Automobile Technology Co. Ltd., Class A	100,700	185,359
*	IBO Technology Co. Ltd.	572,000	126,661
*Ω	iDreamSky Technology Holdings Ltd.	2,964,800	1,487,598
	Iflytek Co. Ltd., Class A	233,303	1,405,279
	IKD Co. Ltd., Class A	252,133	890,030
Ω	IMAX China Holding, Inc.	944,800	1,264,345
	Industrial & Commercial Bank of China Ltd., Class H	184,463,725	98,673,101
	Industrial Bank Co. Ltd., Class A	2,917,880	7,636,145
	Industrial Securities Co. Ltd., Class A	2,308,831	2,365,717
	Infore Environment Technology Group Co. Ltd., Class A	1,288,801	932,840

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	Ingdan, Inc.	3,976,000	$883,772
	Ingenic Semiconductor Co. Ltd., Class A	33,900	392,526
*	Inkeverse Group Ltd.	1,065,000	141,619
	Inmyshow Digital Technology Group Co. Ltd., Class A	667,900	746,617
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	2,059,117
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,834,443
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	491,760	1,223,962
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,760,235
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	449,994
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	891,600	877,153
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,161,800	5,613,511
	Inner Mongolia Yitai Coal Co. Ltd., Class H	898,400	1,274,956
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,939,462
*	Innuovo Technology Co. Ltd., Class A	175,100	193,732
	Inspur Electronic Information Industry Co. Ltd., Class A	189,000	664,996
*	Inspur International Ltd.	1,998,000	1,229,270
*	Inspur Software Co. Ltd., Class A	72,500	166,715
	Intco Medical Technology Co. Ltd., Class A	540,993	2,006,126
#*Ω	International Alliance Financial Leasing Co. Ltd.	1,917,000	4,156,072
*	iQIYI, Inc., ADR	1,872,104	12,543,097
	IReader Technology Co. Ltd., Class A	142,155	346,723
*	IRICO Group New Energy Co. Ltd., Class H	54,800	73,581
	IVD Medical Holding Ltd.	677,000	168,561
	JA Solar Technology Co. Ltd., Class A	295,372	2,894,425
	Jack Technology Co. Ltd., Class A	36,300	110,610
	Jade Bird Fire Co. Ltd., Class A	163,732	799,684
	Jafron Biomedical Co. Ltd., Class A	149,867	750,658
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	827,201
	JCET Group Co. Ltd., Class A	763,706	3,029,777
	JD.com, Inc., ADR	54,206	3,226,883
	JD.com, Inc., Class A	952,692	28,288,619
	Jenkem Technology Co. Ltd., Class A	16,537	427,121
*	JH Educational Technology, Inc.	668,000	113,870
*	Jiajiayue Group Co. Ltd., Class A	355,101	629,495
	Jiangling Motors Corp. Ltd., Class A	315,425	705,072
#*	Jiangnan Group Ltd.	16,139,000	394,059
	Jiangsu Azure Corp., Class A	172,740	389,981
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	580,975
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	83,099	640,032
	Jiangsu Canlon Building Materials Co. Ltd., Class A	140,700	298,464
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	1,117,256
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	90,359
	Jiangsu Eastern Shenghong Co. Ltd., Class A	659,453	1,530,966
*	Jiangsu Etern Co. Ltd., Class A	42,500	24,982
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	5,988,072
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	769,799
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,456,791
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,022,807
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	112,454	704,446
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	516,845
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	1,126,645
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	1,030,143
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	87,437	280,538
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	786,311
	Jiangsu King's Luck Brewery JSC Ltd., Class A	270,001	2,317,327
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	727,800	505,361
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	105,867	592,409
	Jiangsu Linyang Energy Co. Ltd., Class A	443,400	590,660

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	$920,271
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	682,900	1,269,278
	Jiangsu Shagang Co. Ltd., Class A	1,532,832	977,738
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	1,401,357
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	96,060	374,387
	Jiangsu Sopo Chemical Co., Class A	483,716	646,285
	Jiangsu ToLand Alloy Co. Ltd., Class A	31,600	225,753
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	6,343,299
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,478,732
	Jiangsu Yoke Technology Co. Ltd., Class A	25,600	198,376
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	857,153
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	1,173,425
	Jiangsu Zhongtian Technology Co. Ltd., Class A	128,306	311,933
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	529,255
	Jiangxi Bank Co. Ltd., Class H	121,500	15,933
	Jiangxi Copper Co. Ltd., Class H	6,226,000	10,721,508
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	63,400	123,081
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	209,900	392,842
	Jiangxi Wannianqing Cement Co. Ltd., Class A	589,648	784,689
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	745,948
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	579,076
	Jiayou International Logistics Co. Ltd., Class A	132,365	467,727
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	671,042
*	Jilin Electric Power Co. Ltd., Class A	439,900	394,641
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	84,115
#	Jinchuan Group International Resources Co. Ltd.	22,901,000	2,257,401
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	2,513,317
	Jingjin Equipment, Inc., Class A	84,740	379,537
*††	Jingrui Holdings Ltd.	2,527,000	70,900
	Jinhui Liquor Co. Ltd., Class A	163,900	613,103
	Jinke Smart Services Group Co. Ltd., Class H	13,300	23,627
*	JinkoSolar Holding Co. Ltd., ADR	265,379	14,962,068
*	Jinlei Technology Co. Ltd., Class A	150,539	1,028,591
#*	Jinmao Property Services Co. Ltd.	345,664	213,439
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	668,826
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	641,300	321,403
	Jinneng Science&Technology Co. Ltd., Class A	522,659	760,503
	Jinyu Bio-Technology Co. Ltd., Class A	145,720	230,955
	JiuGui Liquor Co. Ltd., Class A	53,900	1,126,268
#Ω	Jiumaojiu International Holdings Ltd.	4,464,000	11,437,573
	Jiuzhitang Co. Ltd., Class A	525,900	718,703
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,499,753
	JL Mag Rare-Earth Co. Ltd., Class A	130,867	657,137
	JNBY Design Ltd.	1,918,500	2,488,514
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,242,767
	Joinn Laboratories China Co. Ltd., Class A	33,352	315,249
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	364,200	297,720
	Jointown Pharmaceutical Group Co. Ltd., Class A	641,450	1,289,250
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	1,333,153
*	Joy City Property Ltd.	20,606,000	970,558
#*	Joy Spreader Group, Inc.	3,077,000	625,076
	Joyoung Co. Ltd., Class A	377,034	1,040,354
	JOYY, Inc., ADR	269,458	9,614,261
Ω	JS Global Lifestyle Co. Ltd.	5,576,000	6,742,928
	JSTI Group, Class A	684,800	595,694
	Ju Teng International Holdings Ltd.	6,558,090	1,275,910
	Juewei Food Co. Ltd., Class A	136,999	1,083,961
*	Juneyao Airlines Co. Ltd., Class A	113,900	257,829
	Jushri Technologies, Inc., Class A	91,200	184,215

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jutal Offshore Oil Services Ltd.	592,000	$38,520
*Ω	JW Cayman Therapeutics Co. Ltd.	98,500	66,855
*	Kaiser China Cultural Co. Ltd., Class A	497,360	361,277
*	Kaishan Group Co. Ltd., Class A	296,500	710,093
*Ω	Kangda International Environmental Co. Ltd.	3,087,000	216,372
#	Kangji Medical Holdings Ltd.	302,500	358,748
#*	Kasen International Holdings Ltd.	4,450,000	220,966
	KBC Corp. Ltd., Class A	17,486	644,655
	Keboda Technology Co. Ltd., Class A	3,200	31,244
	Keeson Technology Corp. Ltd., Class A	138,302	256,984
	Kehua Data Co. Ltd., Class A	149,460	1,121,642
*	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	1,357,130
	Kinetic Development Group Ltd.	5,496,000	448,837
	Kingboard Holdings Ltd.	7,406,166	30,252,985
	Kingboard Laminates Holdings Ltd.	9,981,484	12,170,606
	KingClean Electric Co. Ltd., Class A	75,368	347,703
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	1,370,807
	Kingsoft Corp. Ltd.	5,940,800	21,874,260
*	Ko Yo Chemical Group Ltd.	1,440,000	29,264
	Konfoong Materials International Co. Ltd., Class A	29,459	313,399
*	Kong Sun Holdings Ltd.	575,000	4,430
	Konka Group Co. Ltd., Class A	662,400	463,167
	KPC Pharmaceuticals, Inc., Class A	466,396	1,166,328
	Kuang-Chi Technologies Co. Ltd., Class A	133,735	364,985
	Kunlun Energy Co. Ltd.	30,386,000	23,964,066
	Kunlun Tech Co. Ltd., Class A	308,593	752,744
	Kunming Yunnei Power Co. Ltd., Class A	1,068,700	430,699
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	387,806	412,698
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	552,697
	Kweichow Moutai Co. Ltd., Class A	204,274	56,005,785
#*,*	KWG Group Holdings Ltd.	9,883,644	2,625,731
#	KWG Living Group Holdings Ltd.	8,727,072	2,049,933
*	Lakala Payment Co. Ltd., Class A	657,190	1,639,971
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	316,311
	Lao Feng Xiang Co. Ltd., Class A	204,980	1,464,666
	Laobaixing Pharmacy Chain JSC, Class A	260,201	1,524,578
*	Launch Tech Co. Ltd., Class H	82,000	24,871
	LB Group Co. Ltd., Class A	781,985	2,420,173
	Lee & Man Chemical Co. Ltd.	1,849,339	1,579,985
	Lee & Man Paper Manufacturing Ltd.	12,105,200	5,304,233
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	599,539
Ω	Legend Holdings Corp., Class H	4,441,100	5,201,638
	Lenovo Group Ltd.	53,206,000	42,674,874
	Lens Technology Co. Ltd., Class A	910,328	1,797,732
*	Leo Group Co. Ltd., Class A	5,426,400	1,490,046
*	Leoch International Technology Ltd.	181,000	45,047
	Lepu Medical Technology Beijing Co. Ltd., Class A	277,930	919,731
	Levima Advanced Materials Corp., Class A	88,800	517,241
*	LexinFintech Holdings Ltd., ADR	896,824	2,977,456
	Leyard Optoelectronic Co. Ltd., Class A	1,109,150	1,004,807
*	Li Auto, Inc., ADR	260,197	6,478,905
*	Li Auto, Inc., Class A	96,400	1,179,572
	Li Ning Co. Ltd.	7,365,083	72,808,737
	Lianhe Chemical Technology Co. Ltd., Class A	351,497	914,548
	Liao Ning Oxiranchem, Inc.,Class A	358,000	461,340
	Liaoning Cheng Da Co. Ltd., Class A	399,572	784,441
	Liaoning Port Co. Ltd., Class H	1,388,000	127,895
	Lier Chemical Co. Ltd., Class A	478,280	1,339,971
*	Lifestyle China Group Ltd.	2,141,500	290,187

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Lifetech Scientific Corp.	19,538,000	$7,791,738
*	Lingbao Gold Group Co. Ltd., Class H	102,000	14,459
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	461,582
*	Lingyi iTech Guangdong Co., Class A	1,048,700	835,656
	Liuzhou Iron & Steel Co. Ltd., Class A	812,817	452,201
#	Livzon Pharmaceutical Group, Inc., Class H	1,264,217	4,305,871
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	245,640	1,021,588
	LK Technology Holdings Ltd.	1,085,000	1,265,578
	Loncin Motor Co. Ltd., Class A	1,113,988	889,461
	Long Yuan Construction Group Co. Ltd., Class A	969,002	827,374
Ω	Longfor Group Holdings Ltd.	8,806,000	29,096,000
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	550,491
	LONGi Green Energy Technology Co. Ltd., Class A	1,031,630	7,395,169
	Longshine Technology Group Co. Ltd., Class A	207,751	770,892
	Lonking Holdings Ltd.	21,736,000	4,441,020
	Luenmei Quantum Co. Ltd., Class A	839,305	817,681
	Luolai Lifestyle Technology Co. Ltd., Class A	609,929	1,065,810
*	Luoniushan Co. Ltd., Class A	583,000	601,566
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	398,497	479,171
#*	Luoyang Glass Co. Ltd., Class H	1,222,000	1,505,495
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	47,090	444,370
	Lushang Health Industry Development Co. Ltd., Class A	344,700	572,723
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,879,053
	Luxshare Precision Industry Co. Ltd., Class A	1,099,249	5,323,385
#*Ω	Luye Pharma Group Ltd.	14,648,000	7,524,618
	Luzhou Laojiao Co. Ltd., Class A	249,176	8,782,174
*	LVGEM China Real Estate Investment Co. Ltd.	770,000	127,582
*	Lvji Technology Holdings, Inc.	310,000	28,031
	Maanshan Iron & Steel Co. Ltd., Class H	12,088,177	2,951,477
	Maccura Biotechnology Co. Ltd., Class A	361,573	990,768
	Mango Excellent Media Co. Ltd., Class A	385,097	1,745,053
*Ω	Maoyan Entertainment	2,183,200	2,744,857
*	Maoye International Holdings Ltd.	114,000	3,393
*	Markor International Home Furnishings Co. Ltd., Class A	933,021	405,339
	Maxscend Microelectronics Co. Ltd., Class A	53,488	1,065,369
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	227,200	802,732
*	Meilleure Health International Industry Group Ltd.	420,000	16,078
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	998,400	944,520
*Ω	Meitu, Inc.	12,211,500	3,030,246
*Ω	Meituan, Class B	2,614,760	58,455,252
	Metallurgical Corp. of China Ltd., Class H	11,281,000	2,551,410
	M-Grass Ecology & Environment Group Co. Ltd., Class A	830,523	406,545
	Midea Group Co. Ltd., Class A	1,915,651	15,720,970
#Ω	Midea Real Estate Holding Ltd.	1,951,800	2,963,476
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	10,600	188,718
	Min Xin Holdings Ltd.	742,000	261,102
	Ming Yang Smart Energy Group Ltd., Class A	467,916	1,936,399
#	Ming Yuan Cloud Group Holdings Ltd.	1,733,000	1,628,743
*	Mingfa Group International Co. Ltd.	4,101,000	196,283
	Minmetals Land Ltd.	9,937,644	704,577
Ω	Minsheng Education Group Co. Ltd.	2,226,000	147,995
	Minth Group Ltd.	6,719,000	19,720,278
	MLS Co. Ltd., Class A	921,000	1,187,639
*	MMG Ltd.	33,085,999	10,725,849
	Monalisa Group Co. Ltd., Class A	229,255	687,426
*	Montnets Cloud Technology Group Co. Ltd., Class A	376,200	680,700
	Muyuan Foods Co. Ltd., Class A	234,451	1,736,200
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	273,247
	MYS Group Co. Ltd., Class A	681,600	389,219

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Nan Hai Corp. Ltd.	35,000,000	$58,474
	NanJi E-Commerce Co. Ltd., Class A	874,050	607,998
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	66,600	221,195
	Nanjing Hanrui Cobalt Co. Ltd., Class A	137,200	893,518
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,300,354
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	1,018,059
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	51,009
	Nanjing Securities Co. Ltd., Class A	542,860	682,352
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	924,572
	Nanjing Yunhai Special Metals Co. Ltd., Class A	414,617	1,367,482
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,300	179,194
	NARI Technology Co. Ltd., Class A	773,955	3,032,885
*	Natural Food International Holding Ltd., Class H	96,000	7,720
	NAURA Technology Group Co. Ltd., Class A	7,700	268,784
	NavInfo Co. Ltd., Class A	399,600	712,019
#	NetDragon Websoft Holdings Ltd.	2,295,500	5,332,065
#	NetEase, Inc., ADR	521,292	46,191,684
	NetEase, Inc.	1,031,600	18,302,764
	Netjoy Holdings Ltd.	61,000	12,240
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	4,238
	New China Life Insurance Co. Ltd., Class H	3,874,700	10,391,791
	New Hope Dairy Co. Ltd., Class A	143,500	281,430
*	New Hope Liuhe Co. Ltd., Class A	245,832	477,818
*	New World Department Store China Ltd.	3,072,538	336,823
	Newland Digital Technology Co. Ltd., Class A	521,789	1,100,195
	Nexteer Automotive Group Ltd.	8,726,000	6,347,480
	Nine Dragons Paper Holdings Ltd.	17,490,000	15,678,998
	Ninestar Corp., Class A	117,128	891,598
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	124,991
	Ningbo Construction Co. Ltd., Class A	191,900	129,899
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	117,300	515,045
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	1,094,521
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	288,050	708,816
*	Ningbo Joyson Electronic Corp., Class A	392,831	932,124
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	974,493
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	20,276	237,667
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	245,958	535,355
	Ningbo Tuopu Group Co. Ltd., Class A	49,318	522,536
	Ningbo Xusheng Group Co. Ltd., Class A	45,100	271,663
	Ningbo Yunsheng Co. Ltd., Class A	97,900	177,076
	Ningbo Zhoushan Port Co. Ltd., Class A	2,119,070	1,153,483
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	3,302,676
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	277,080
*	NIO, Inc., ADR	763,378	9,213,972
*	Niu Technologies, Sponsored ADR	178,192	960,455
*	Noah Holdings Ltd., Sponsored ADR	94,140	1,782,070
	Norinco International Cooperation Ltd., Class A	252,330	334,283
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	1,060,647
	North Industries Group Red Arrow Co. Ltd., Class A	157,465	535,465
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	589,208
	Northeast Securities Co. Ltd., Class A	957,627	985,313
	Northking Information Technology Co. Ltd., Class A	57,260	245,822
	NSFOCUS Technologies Group Co. Ltd., Class A	333,070	618,315
#*	NVC International Holdings Ltd.	7,046,000	93,556
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	367,300	531,765
*	Oceanwide Holdings Co. Ltd., Class A	3,044,044	590,892
	Offshore Oil Engineering Co. Ltd., Class A	1,002,822	990,567
*	OFILM Group Co. Ltd., Class A	778,402	582,295
	Olympic Circuit Technology Co. Ltd., Class C	232,380	556,794

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Oppein Home Group, Inc., Class A	73,590	$1,372,873
	Opple Lighting Co. Ltd., Class A	258,921	644,128
	ORG Technology Co. Ltd., Class A	1,849,800	1,376,583
*	Orient Group, Inc., Class A	1,827,300	669,456
	Orient Overseas International Ltd.	107,500	1,786,955
Ω	Orient Securities Co. Ltd., Class H	2,560,400	1,511,889
	Oriental Energy Co. Ltd., Class A	985,099	1,353,739
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,412,961
*	Ourpalm Co. Ltd., Class A	1,724,800	870,532
	Ovctek China, Inc., Class A	88,640	487,875
*	Overseas Chinese Town Asia Holdings Ltd.	895,817	101,555
#	Pacific Online Ltd.	2,485,195	259,703
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,540,102
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	321,903	1,122,933
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,609,831	2,016,342
	PAX Global Technology Ltd.	6,465,000	6,110,401
	PCI Technology Group Co. Ltd., Class A	986,440	840,360
*Ω	Peijia Medical Ltd.	400,000	639,431
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	951,770	399,557
	People.cn Co. Ltd., Class A	614,601	1,531,539
	People's Insurance Co. Group of China Ltd. , Class H	21,845,000	7,364,488
	Perennial Energy Holdings Ltd.	250,000	33,276
	Perfect World Co. Ltd., Class A	342,300	713,973
	PetroChina Co. Ltd., Class H	113,052,000	60,477,165
Ω	Pharmaron Beijing Co. Ltd., Class H	517,300	3,791,765
	PhiChem Corp., Class A	304,105	827,616
*	Phoenix Media Investment Holdings Ltd.	5,412,000	241,932
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	24,362,527
*	Pinduoduo, Inc., ADR	118,888	11,648,646
	Ping An Bank Co. Ltd., Class A	3,555,501	7,925,120
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,706,100	7,165,745
	Ping An Insurance Group Co. of China Ltd., Class H	25,116,500	195,097,482
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,364,121
*	PNC Process Systems Co. Ltd., Class A	148,100	847,268
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	1,096,649
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	2,946,315
	Poly Property Group Co. Ltd.	22,365,987	5,308,784
	Poly Property Services Co. Ltd., Class H	865,600	6,139,939
#Ω	Postal Savings Bank of China Co. Ltd., Class H	24,594,000	16,736,391
	Pou Sheng International Holdings Ltd.	15,730,609	1,884,335
	Power Construction Corp. of China Ltd., Class A	2,458,500	2,561,196
#	Prinx Chengshan Holding Ltd.	511,500	437,686
	Proya Cosmetics Co. Ltd., Class A	84,560	2,069,351
#*	Pujiang International Group Ltd.	336,000	26,236
*	PW Medtech Group Ltd.	4,044,000	326,614
#*	Q Technology Group Co. Ltd.	4,710,000	3,192,271
*Ω	Qeeka Home Cayman, Inc.	84,500	5,096
	Qianhe Condiment & Food Co. Ltd., Class A	213,430	710,284
	Qingdao East Steel Tower Stock Co. Ltd., Class A	562,175	770,849
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	458,246
	Qingdao Gon Technology Co. Ltd., Class A	138,200	632,001
	Qingdao Haier Biomedical Co. Ltd., Class A	23,212	249,726
	Qingdao Hanhe Cable Co. Ltd., Class A	1,403,192	892,185
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	139,100	613,794
Ω	Qingdao Port International Co. Ltd., Class H	1,674,000	831,776
	Qingdao Rural Commercial Bank Corp., Class A	2,289,267	1,001,236
	Qingdao Sentury Tire Co. Ltd., Class A	131,400	576,596
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	391,358
	Qingdao Topscomm Communication, Inc., Class A	190,760	277,604

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingling Motors Co. Ltd., Class H	5,354,000	$778,394
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	637,284
*	Qudian, Inc., Sponsored ADR	186,441	231,187
	Quectel Wireless Solutions Co. Ltd., Class A	25,096	415,469
#	Radiance Holdings Group Co. Ltd.	2,385,000	1,247,543
	Rainbow Digital Commercial Co. Ltd., Class A	931,594	859,475
*	Raisecom Technology Co. Ltd., Class A	44,600	47,309
*	Rastar Group, Class A	155,600	69,670
	Raytron Technology Co. Ltd., Class A	52,944	346,913
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	455,510
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,537,914	1,219,345
#*Ω	Redco Properties Group Ltd.	11,804,000	2,316,686
*Ω	Remegen Co. Ltd., Class H	235,000	1,900,234
	Renhe Pharmacy Co. Ltd., Class A	805,500	766,659
	Renrui Human Resources Technology Holdings Ltd.	112,300	60,224
	Rianlon Corp., Class A	121,000	988,910
	Richinfo Technology Co. Ltd., Class A	118,600	321,846
*	Risen Energy Co. Ltd., Class A	222,184	1,122,150
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	716,095
	Riyue Heavy Industry Co. Ltd., Class A	115,425	411,396
	Road King Infrastructure Ltd.	2,005,000	996,533
	Rockchip Electronics Co. Ltd., Class A	41,400	465,310
	Rongan Property Co. Ltd., Class A	1,869,500	904,115
	Rongsheng Petrochemical Co. Ltd., Class A	2,789,678	5,484,000
	Ruida Futures Co. Ltd., Class A	196,651	460,344
	Runjian Co. Ltd., Class A	86,863	588,763
	Sai Micro Electronics, Inc., Class A	210,720	511,314
	SAIC Motor Corp. Ltd., Class A	1,057,955	2,360,108
	Sailun Group Co. Ltd., Class A	723,200	1,074,685
	Sanan Optoelectronics Co. Ltd., Class A	617,400	1,730,437
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	491,004
	Sangfor Technologies, Inc., Class A	19,772	443,394
	Sanquan Food Co. Ltd., Class A	651,630	1,666,048
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,738,356	1,281,640
	Sansure Biotech, Inc., Class A	338,593	1,151,943
	Sany Heavy Equipment International Holdings Co. Ltd.	9,129,500	9,222,624
	Sany Heavy Industry Co. Ltd., Class A	565,041	1,469,925
	Satellite Chemical Co. Ltd., Class A	1,211,883	3,185,563
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	313,962
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,580,218
	Sealand Securities Co. Ltd., Class A	1,346,700	707,375
*	Seazen Group Ltd.	19,777,047	7,705,760
*	Seazen Holdings Co. Ltd., Class A	662,581	2,095,445
#	S-Enjoy Service Group Co. Ltd.	1,350,000	1,448,767
	SF Holding Co. Ltd., Class A	1,028,455	8,976,650
	SG Micro Corp., Class A	47,850	1,266,345
	Shaanxi Coal Industry Co. Ltd., Class A	2,803,600	8,130,174
	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	718,785
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	981,831	2,288,647
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	1,073,366
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,485,610
#*	Shandong Chenming Paper Holdings Ltd., Class H	3,628,533	1,219,444
	Shandong Dawn Polymer Co. Ltd., Class A	134,900	352,808
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	539,200	1,044,583
Ω	Shandong Gold Mining Co. Ltd., Class H	2,050,000	3,953,585
	Shandong Head Group Co. Ltd., Class A	134,400	506,472
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,126,520
	Shandong Hi-speed Co. Ltd., Class A	467,325	411,500
*	Shandong Hi-Speed New Energy Group Ltd.	67,080,000	505,156

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	885,600	$1,009,358
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,370,983
	Shandong Humon Smelting Co. Ltd., Class A	667,856	1,146,851
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	204,200	711,662
	Shandong Linglong Tyre Co. Ltd., Class A	326,382	1,067,643
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	1,253,200	454,752
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,671,719
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	264,952
	Shandong Pharmaceutical Glass Co. Ltd., Class A	174,600	748,832
	Shandong Publishing & Media Co. Ltd., Class A	887,000	842,857
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	1,948,536
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,430,800	28,976,611
	Shandong Xiantan Co. Ltd., Class A	278,363	390,748
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,097,910
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	3,353,826	1,570,071
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,151,223
	Shanghai AtHub Co. Ltd., Class A	211,540	877,490
	Shanghai Bailian Group Co. Ltd., Class A	353,200	618,523
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	130,758	704,828
	Shanghai Baolong Automotive Corp., Class A	62,800	467,141
	Shanghai Baosight Software Co. Ltd., Class A	145,669	1,080,815
	Shanghai Belling Co. Ltd., Class A	346,400	983,725
	Shanghai Chinafortune Co. Ltd., Class A	436,931	794,106
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,209,044
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	173,867	473,324
#*	Shanghai Electric Group Co. Ltd., Class H	8,720,000	2,061,562
*	Shanghai Electric Power Co. Ltd., Class A	366,206	547,732
	Shanghai Environment Group Co. Ltd., Class A	560,166	761,886
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,042,500	3,361,471
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,219,000	5,081,209
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,872,000	802,392
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	25,100	203,917
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	83,860	380,867
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	1,001,552
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	588,290
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	739,944
#	Shanghai Industrial Holdings Ltd.	3,510,000	4,730,607
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	1,226,859
*	Shanghai International Airport Co. Ltd., Class A	35,600	319,822
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	994,447
	Shanghai Jahwa United Co. Ltd., Class A	109,500	510,552
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	503,820
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	514,031
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	148,000	267,730
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	95,600	328,989
	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	482,024
	Shanghai Liangxin Electrical Co. Ltd., Class A	439,191	944,285
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	490,208
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	730,448
	Shanghai M&G Stationery, Inc., Class A	196,799	1,566,683
	Shanghai Maling Aquarius Co. Ltd., Class A	488,300	589,066
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	556,277
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	13,757	428,520
	Shanghai Moons' Electric Co. Ltd., Class A	93,900	603,616
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,458,300	7,860,851
	Shanghai Pioneer Holding Ltd.	3,009,000	849,841
	Shanghai Pudong Construction Co. Ltd., Class A	484,580	513,827
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,745,174
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	120,720	991,235

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai QiFan Cable Co. Ltd., Class A	131,500	$547,148
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,089,840
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	29,908
*	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	669,920
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	817,223
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	644,779
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	466,345
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,156,024
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	480,061	864,444
	Shanghai Wanye Enterprises Co. Ltd., Class A	295,410	822,253
	Shanghai Weaver Network Co. Ltd., Class A	69,424	615,594
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	524,981
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	355,327
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	800,132
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	569,557	1,070,605
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	934,682	759,495
	Shanxi Blue Flame Holding Co. Ltd., Class A	621,698	830,975
	Shanxi Coking Co. Ltd., Class A	993,397	850,676
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	3,010,588
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,466,348	4,308,688
	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	2,258,672
	Shanxi Securities Co. Ltd., Class A	811,700	713,119
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	1,800,125
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	8,586,363
	Shanying International Holding Co. Ltd., Class A	2,762,937	1,032,022
	Shede Spirits Co. Ltd., Class A	60,500	1,607,326
	Shenergy Co. Ltd., Class A	1,024,033	826,110
*	Shengda Resources Co. Ltd., Class A	446,430	912,585
	Shenghe Resources Holding Co. Ltd., Class A	452,200	1,103,397
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	545,819
	Shenguan Holdings Group Ltd.	4,272,000	179,835
	Shengyi Technology Co. Ltd., Class A	874,382	2,095,700
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	536,999
	Shennan Circuits Co. Ltd., Class A	144,983	1,643,285
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	580,572
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,400	790,184
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	756,935
	Shenzhen Airport Co. Ltd., Class A	919,300	1,015,911
	Shenzhen Aisidi Co. Ltd., Class A	824,738	1,151,328
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	360,489
	Shenzhen Capchem Technology Co. Ltd., Class A	200,240	1,456,748
*	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	363,493
	Shenzhen Cereals Holdings Co. Ltd., Class A	464,450	535,426
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	470,030
	Shenzhen Colibri Technologies Co. Ltd., Class A	4,700	13,497
*	Shenzhen Comix Group Co. Ltd., Class A	336,500	369,230
*	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	553,338
	Shenzhen Desay Battery Technology Co., Class A	215,194	1,521,034
	Shenzhen Dynanonic Co. Ltd., Class A	19,392	774,907
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	317,857
	Shenzhen Energy Group Co. Ltd., Class A	817,400	750,200
	Shenzhen Envicool Technology Co. Ltd., Class A	44,695	237,289
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	1,248,373
	Shenzhen Expressway Corp. Ltd., Class H	4,326,000	3,955,630
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	423,555
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	37,755	901,585
	Shenzhen Gas Corp. Ltd., Class A	879,816	935,987
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	637,362
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	336,400	813,543

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	$492,200
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	120,550
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	245,135
	Shenzhen Huaqiang Industry Co. Ltd., Class A	404,934	745,760
	Shenzhen Inovance Technology Co. Ltd., Class A	201,275	2,129,760
	Shenzhen International Holdings Ltd.	10,954,914	10,688,110
	Shenzhen Investment Ltd.	27,713,674	5,439,004
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	331,600	449,393
	Shenzhen Jinjia Group Co. Ltd., Class A	898,700	1,033,434
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	629,500	397,299
	Shenzhen Kaifa Technology Co. Ltd., Class A	507,921	877,075
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	151,744	828,161
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	1,145,367
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	46,398	91,859
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,059,043
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	57,800	498,717
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	454,300	565,646
	Shenzhen Leaguer Co. Ltd., Class A	403,100	519,716
	Shenzhen Megmeet Electrical Co. Ltd., Class A	228,416	959,193
	Shenzhen Microgate Technology Co. Ltd., Class A	289,200	421,415
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	9,352,703
*	Shenzhen MTC Co. Ltd., Class A	1,338,738	783,146
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,510,150	754,608
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,262,701	721,994
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,573,209
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	569,347
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	344,393
	Shenzhen SC New Energy Technology Corp., Class A	20,271	371,342
	Shenzhen SED Industry Co. Ltd., Class A	109,689	439,212
	Shenzhen Senior Technology Material Co. Ltd., Class A	146,070	505,822
	Shenzhen Sunline Tech Co. Ltd., Class A	264,400	441,747
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,647,712
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	61,500	403,330
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	555,900	880,800
	Shenzhen Sunway Communication Co. Ltd., Class A	430,354	1,117,954
	Shenzhen Tagen Group Co. Ltd., Class A	1,381,700	1,183,636
	Shenzhen Topband Co. Ltd., Class A	375,700	678,627
	Shenzhen Transsion Holdings Co. Ltd., Class A	220,376	2,796,756
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	146,480
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	812,044
*	Shenzhen World Union Group, Inc., Class A	1,437,977	687,745
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	963,373
	Shenzhen Yinghe Technology Co. Ltd., Class A	175,886	527,172
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	447,500	615,507
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	1,113,145
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	849,806
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,440,043
	Shenzhou International Group Holdings Ltd.	1,693,800	21,331,065
*††	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	820,103
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	228,201	983,334
*††	Shimao Group Holdings Ltd.	7,240,683	1,530,570
	Shinghwa Advanced Material Group Co. Ltd., Class A	72,100	1,105,967
	Shinva Medical Instrument Co. Ltd., Class A	203,200	749,906
	Shoucheng Holdings Ltd.	14,591,640	3,508,049
	Shougang Fushan Resources Group Ltd.	20,961,294	7,592,639
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	648,310
	Shui On Land Ltd.	29,127,776	3,945,117
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	960,850

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Development Lomon Co. Ltd., Class A	671,600	$1,144,487
	Sichuan Expressway Co. Ltd., Class H	4,600,000	1,115,351
	Sichuan Furong Technology Co. Ltd., Class A	75,900	181,859
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	599,479
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,761,552
	Sichuan Hexie Shuangma Co. Ltd., Class A	126,443	491,665
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	496,128
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	864,615
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	712,329
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,333,900	2,319,544
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,764,277
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	200,490
	Sichuan Yahua Industrial Group Co. Ltd., Class A	234,200	898,140
	Sieyuan Electric Co. Ltd., Class A	205,140	1,326,066
	Sihuan Pharmaceutical Holdings Group Ltd.	34,701,000	4,443,143
*	Silver Grant International Holdings Group Ltd.	8,640,000	386,470
#Ω	Simcere Pharmaceutical Group Ltd.	2,705,000	3,749,916
	Sino Biopharmaceutical Ltd.	45,838,495	26,672,846
	Sino Wealth Electronic Ltd., Class A	199,141	1,248,870
	Sinocare, Inc., Class A	151,860	820,475
	Sinochem International Corp., Class A	1,097,037	1,161,746
	Sinofert Holdings Ltd.	17,760,673	2,450,690
	Sinofibers Technology Co. Ltd., Class A	32,000	272,488
*††	Sino-I Technology Ltd.	5,320,000	5,089
	Sinolink Securities Co. Ltd., Class A	703,991	1,031,441
*	Sinolink Worldwide Holdings Ltd.	26,451,885	620,695
	Sinoma International Engineering Co., Class A	968,550	1,314,870
	Sinoma Science & Technology Co. Ltd., Class A	765,195	2,821,947
	Sinomach Automobile Co. Ltd., Class A	128,300	180,668
	Sino-Ocean Group Holding Ltd.	24,080,962	3,624,455
Ω	Sino-Ocean Service Holding Ltd., Class L	45,500	15,662
	Sinopec Engineering Group Co. Ltd., Class H	11,450,500	5,771,818
#	Sinopec Kantons Holdings Ltd.	8,342,000	2,962,104
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,352,958
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,917,000	3,917,103
	Sinopharm Group Co. Ltd., Class H	8,204,800	20,109,899
	Sino-Platinum Metals Co. Ltd., Class A	383,513	940,501
	Sinoseal Holding Co. Ltd., Class A	106,727	659,466
	Sinosoft Co. Ltd., Class A	131,872	601,396
	Sinosteel Engineering & Technology Co. Ltd., Class A	619,168	591,957
	Sinotrans Ltd., Class H	21,380,000	7,375,005
	Sinotruk Hong Kong Ltd.	6,578,500	11,373,903
	Skyworth Digital Co. Ltd., Class A	240,699	545,513
	Skyworth Group Ltd.	15,096,645	9,671,345
#Ω	Smoore International Holdings Ltd.	5,774,000	8,704,112
	Sobute New Materials Co. Ltd., Class A	231,102	567,927
*	SOHO China Ltd.	16,380,839	3,173,671
*	Sohu.com Ltd., ADR	86,832	1,399,732
#	Solargiga Energy Holdings Ltd.	8,771,000	312,924
	Songcheng Performance Development Co. Ltd., Class A	235,000	507,291
	Sonoscape Medical Corp., Class A	17,300	130,146
	SooChow Securities Co. Ltd., Class A	1,173,621	1,237,476
#*	South Manganese Investment Ltd.	4,644,000	434,048
	Southwest Securities Co. Ltd., Class A	1,543,500	914,547
*	Spring Airlines Co. Ltd., Class A	159,929	1,430,509
*	SPT Energy Group, Inc.	1,386,000	47,031
	SSY Group Ltd.	13,980,506	8,697,242
	State Grid Information & Communication Co. Ltd., Class A	278,226	699,382
*	STO Express Co. Ltd., Class A	609,900	946,036

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Strawbear Entertainment Group	78,000	$9,588
	Sumavision Technologies Co. Ltd., Class A	737,200	567,946
	Sun Art Retail Group Ltd.	17,346,500	7,005,921
*	Sun King Technology Group Ltd.	4,952,000	1,331,259
	Sun-Create Electronics Co. Ltd., Class A	22,568	108,003
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,311,719
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	492,295
	Sungrow Power Supply Co. Ltd., Class A	23,788	460,566
	Suning Universal Co. Ltd., Class A	2,567,300	1,248,176
	Sunny Optical Technology Group Co. Ltd.	2,644,200	35,689,134
	Sunresin New Materials Co. Ltd., Class A	72,200	936,032
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	86,732
*††Ω	Sunshine 100 China Holdings Ltd.	244,000	4,319
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	501,930
*	Sunwave Communications Co. Ltd., Class A	300,571	233,854
	Sunwoda Electronic Co. Ltd., Class A	196,799	689,130
	Suofeiya Home Collection Co. Ltd., Class A	113,534	353,185
	Suplet Power Co. Ltd., Class A	116,340	687,931
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	833,353
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	658,167	2,797,095
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,326,047	1,072,436
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	622,401
	Suzhou Keda Technology Co. Ltd., Class A	17,900	14,808
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,671	307,695
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	711,329
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	175,000	525,248
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	1,325,124
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	701,538
	SY Holdings Group Ltd.	332,500	277,241
	Symphony Holdings Ltd.	7,620,000	836,728
*	SYoung Group Co. Ltd., Class A	204,333	402,579
	T&S Communications Co. Ltd., Class A	25,000	58,408
	Taiji Computer Corp. Ltd., Class A	260,028	1,426,783
*	Talkweb Information System Co. Ltd., Class A	588,900	613,645
*	Tangrenshen Group Co. Ltd., Class A	652,785	757,454
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,516,934
	TangShan Port Group Co. Ltd., Class A	3,435,630	1,451,186
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,529,841
	Tansun Technology Co. Ltd., Class A	245,175	506,684
	TBEA Co. Ltd., Class A	957,993	3,031,196
	TCL Electronics Holdings Ltd.	8,376,932	3,819,328
	TCL Technology Group Corp., Class A	4,430,444	2,763,144
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	357,022	2,251,760
*	Tech-Bank Food Co. Ltd., Class A	454,100	414,192
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	702,771
	Ten Pao Group Holdings Ltd.	812,000	145,460
	Tencent Holdings Ltd.	15,546,700	757,573,740
*	Tencent Music Entertainment Group, ADR	1,988,142	16,680,511
	Tenfu Cayman Holdings Co. Ltd.	101,000	63,412
	Three's Co. Media Group Co. Ltd., Class A	41,557	657,198
	Thunder Software Technology Co. Ltd., Class A	25,022	408,486
	Tian An China Investment Co. Ltd.	1,286,357	657,572
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,274,276
Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	101,971
#	Tian Lun Gas Holdings Ltd.	1,358,500	843,618
*††	Tian Shan Development Holding Ltd.	1,584,000	149,246
	Tiande Chemical Holdings Ltd.	480,000	145,318
	Tiangong International Co. Ltd.	10,038,000	4,289,033
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	71,556	375,211

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	$1,062,761
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	750,651	695,473
	Tianjin Development Holdings Ltd.	2,341,800	484,340
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	509,256
	Tianjin Port Development Holdings Ltd.	13,871,200	1,131,922
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	214,170	635,887
	Tianjin Teda Co. Ltd., Class A	800,101	489,044
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	337,600	318,395
	Tianma Microelectronics Co. Ltd., Class A	988,052	1,382,694
#	Tianneng Power International Ltd.	7,439,952	11,026,223
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	2,181,143
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,255,426
*††	Tianyun International Holdings Ltd.	1,838,000	313,029
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	228,441
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	825,539
*	Tibet Summit Resources Co. Ltd., Class A	417,300	1,500,603
	Tibet Tianlu Co. Ltd., Class A	420,973	299,736
*	Tibet Water Resources Ltd.	6,597,000	353,257
#	Tingyi Cayman Islands Holding Corp.	9,760,000	16,236,855
	Titan Wind Energy Suzhou Co. Ltd., Class A	463,559	1,122,809
	Tofflon Science & Technology Group Co. Ltd., Class A	255,418	1,040,196
	Toly Bread Co. Ltd., Class A	514,862	1,277,335
	Tomson Group Ltd.	2,889,780	633,172
	Tong Ren Tang Technologies Co. Ltd., Class H	4,912,000	3,697,472
*	Tongcheng Travel Holdings Ltd.	3,986,000	9,031,517
*	Tongdao Liepin Group	317,600	435,529
*	TongFu Microelectronics Co. Ltd., Class A	703,415	1,918,005
*	Tongguan Gold Group Ltd.	210,000	11,390
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,041,004
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	25,759
	Tongkun Group Co. Ltd., Class A	568,666	1,325,681
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	818,281
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,733,407
	Tongwei Co. Ltd., Class A	991,944	6,221,982
	Tongyu Communication, Inc., Class A	101,785	178,090
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,040,123
*	Topchoice Medical Corp., Class A	47,954	1,156,930
	Topsec Technologies Group, Inc., Class A	622,800	1,024,172
Ω	Topsports International Holdings Ltd.	10,262,000	9,669,502
	Towngas Smart Energy Co. Ltd.	5,730,708	2,978,431
*	TPV Technology Co. Ltd., Class A	2,632,200	819,399
	Transfar Zhilian Co. Ltd., Class A	1,604,298	1,437,625
	TravelSky Technology Ltd., Class H	5,242,938	10,897,727
*	Trigiant Group Ltd.	6,560,000	331,481
*	Trip.com Group Ltd., ADR	1,020,948	37,530,048
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	397,300	979,963
	Truking Technology Ltd., Class A	331,300	806,490
	Truly International Holdings Ltd.	16,263,000	2,833,140
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	42,041
	Tsingtao Brewery Co. Ltd., Class H	2,064,000	19,927,582
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	62,923
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	574,888
	Tungkong, Inc., Class A	142,800	170,656
*	Tuniu Corp., Sponsored ADR	88,047	210,432
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	350,325
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	2,030,801
	Unilumin Group Co. Ltd., Class A	693,431	620,562
	Uni-President China Holdings Ltd.	12,195,308	11,732,394

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unisplendour Corp. Ltd., Class A	837,020	$2,859,266
#	United Energy Group Ltd.	72,027,100	7,083,690
	United Strength Power Holdings Ltd.	22,000	21,978
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,361,469
	Valiant Co. Ltd., Class A	348,027	906,928
	VanJee Technology Co. Ltd., Class A	92,380	287,169
	Vats Liquor Chain Store Management JSC Ltd.,Class A	262,228	1,286,987
	Vatti Corp. Ltd., Class A	711,700	627,548
Ω	VCredit Holdings Ltd.	109,600	42,962
*Ω	Venus MedTech Hangzhou, Inc., Class H	542,500	1,058,707
	Victory Giant Technology Huizhou Co. Ltd., Class A	570,000	1,203,848
	Vinda International Holdings Ltd.	3,455,000	9,534,924
*	Viomi Technology Co. Ltd., ADR	23,251	34,179
*	Vipshop Holdings Ltd., ADR	3,646,446	56,410,520
	Visual China Group Co. Ltd., Class A	364,041	826,304
*Ω	Viva Biotech Holdings	2,791,000	664,042
*	Vnet Group, Inc., ADR	460,815	2,709,592
	Walvax Biotechnology Co. Ltd., Class A	53,300	316,364
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	221,900	301,750
	Wangneng Environment Co. Ltd., Class A	317,591	891,874
	Wangsu Science & Technology Co. Ltd., Class A	1,287,440	1,106,866
	Wanguo International Mining Group Ltd.	94,000	23,853
	Wanhua Chemical Group Co. Ltd., Class A	879,528	12,618,537
	Want Want China Holdings Ltd.	31,522,000	20,530,279
	Wanxiang Qianchao Co. Ltd., Class A	685,619	534,577
	Wasion Holdings Ltd.	4,598,000	1,687,467
	Wasu Media Holding Co. Ltd., Class A	1,027,000	1,174,721
*	Weibo Corp., Sponsored ADR	552,309	12,565,030
	Weichai Power Co. Ltd., Class H	8,797,120	13,284,412
	Weifu High-Technology Group Co. Ltd., Class A	305,147	844,400
	Weihai Guangwei Composites Co. Ltd., Class A	58,500	626,098
	Weiqiao Textile Co., Class H	3,150,500	643,137
*	Wellhope Foods Co. Ltd., Class A	472,044	877,189
	Wens Foodstuffs Group Co. Ltd., Class A	200,880	600,072
	West China Cement Ltd.	30,166,000	3,698,186
	Western Securities Co. Ltd., Class A	923,330	909,829
	Western Superconducting Technologies Co. Ltd., Class A	58,556	854,908
	Wharf Holdings Ltd.	1,196,000	3,115,738
	Will Semiconductor Co. Ltd., Class A	180,288	2,528,777
	Wingtech Technology Co. Ltd., Class A	194,897	1,696,828
	Winning Health Technology Group Co. Ltd., Class A	225,380	362,362
	Wolong Electric Group Co. Ltd., Class A	331,993	669,226
	WPG Shanghai Smart Water PCL, Class A	193,852	237,187
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,658,644
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,300	27,396
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	479,610
	Wuhan Guide Infrared Co. Ltd., Class A	623,971	1,090,904
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	363,970
	Wuhu Token Science Co. Ltd., Class A	1,180,640	1,149,938
	Wuliangye Yibin Co. Ltd., Class A	854,612	26,592,681
	WUS Printed Circuit Kunshan Co. Ltd., Class A	574,080	1,085,622
	Wushang Group Co. Ltd., Class A	389,900	634,386
Ω	WuXi AppTec Co. Ltd., Class H	828,560	10,766,333
*Ω	Wuxi Biologics Cayman, Inc.	3,918,000	32,716,869
	Wuxi Boton Technology Co. Ltd., Class A	259,838	550,093
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	1,807,323
	Wuxi NCE Power Co. Ltd., Class A	32,720	430,339
	Wuxi Shangji Automation Co. Ltd., Class A	63,211	1,074,134
	Wuxi Taiji Industry Co. Ltd., Class A	1,446,856	1,157,458

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuxi Xinje Electric Co. Ltd., Class A	69,500	$511,291
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,774,351
*	XGD, Inc., Class A	248,194	495,405
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,451,500	4,769,751
	Xiamen Bank Co. Ltd., Class A	816,100	698,406
	Xiamen C & D, Inc., Class A	483,230	951,459
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	417,226	536,756
	Xiamen Faratronic Co. Ltd., Class A	31,958	850,904
	Xiamen International Airport Co. Ltd., Class A	90,112	232,718
	Xiamen Intretech, Inc., Class A	381,284	1,092,039
	Xiamen ITG Group Corp. Ltd., Class A	1,575,763	1,819,564
*	Xiamen Jihong Technology Co. Ltd., Class A	151,500	357,423
	Xiamen Kingdomway Group Co., Class A	361,129	1,091,655
	Xiamen Tungsten Co. Ltd., Class A	345,041	1,136,431
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,598,779
	Xi'an Triangle Defense Co. Ltd., Class A	172,738	999,852
	Xiandai Investment Co. Ltd., Class A	324,556	206,479
	Xianhe Co. Ltd., Class A	195,579	927,247
*Ω	Xiaomi Corp., Class B	27,955,600	46,245,521
	Xilinmen Furniture Co. Ltd., Class A	247,400	1,185,406
*	Xinchen China Power Holdings Ltd.	619,000	30,541
	Xinfengming Group Co. Ltd., Class A	1,185,512	2,194,332
	Xingda International Holdings Ltd.	8,822,224	1,834,093
	Xingfa Aluminium Holdings Ltd.	360,000	420,739
*	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	705,171
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,423,003
	Xinhuanet Co. Ltd., Class A	146,314	408,212
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,900	199,559
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,987,184	4,073,654
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	726,873
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	708,042
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	1,178,501
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	963,800	1,095,755
#	Xinte Energy Co. Ltd., Class H	3,980,800	8,347,746
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	569,060
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,424,800	1,378,549
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	783,200	1,464,212
	Xinyi Energy Holdings Ltd.	12,768,910	4,697,960
	Xinyi Solar Holdings Ltd.	21,998,006	28,618,592
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,477,640
	Xinzhi Group Co. Ltd., Class A	186,800	416,174
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	272,908
	Xtep International Holdings Ltd.	10,043,405	13,391,465
	Xuji Electric Co. Ltd., Class A	247,100	826,010
*	Xunlei Ltd., ADR	133,711	280,793
Ω	Yadea Group Holdings Ltd.	8,776,000	20,008,023
*	YaGuang Technology Group Co. Ltd., Class A	638,300	665,017
*	Yanchang Petroleum International Ltd.	21,020,000	167,302
	Yangling Metron New Material, Inc., Class A	35,440	285,580
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	816,000	1,552,331
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,215,959
	Yankershop Food Co. Ltd., Class A	26,000	454,379
#	Yankuang Energy Group Co. Ltd., Class H	7,750,000	24,924,384
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	150,012	674,572
	Yantai China Pet Foods Co. Ltd., Class A	106,816	374,420
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	294,094	817,619
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	580,749
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	187,992	904,656
*	YanTai Shuangta Food Co. Ltd., Class A	529,600	473,985

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Tayho Advanced Materials Co. Ltd., Class A	539,200	$2,141,133
	Yantai Zhenghai Bio-tech Co. Ltd.	45,450	328,005
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	1,005,046
*	Yashili International Holdings Ltd.	4,689,000	669,164
#*	Yeahka Ltd.	156,800	521,217
	Yealink Network Technology Corp. Ltd., Class A	137,586	1,247,829
#	Yeebo International Holdings Ltd.	88,000	34,030
	YGSOFT, Inc., Class A	744,476	909,686
	Yibin Tianyuan Group Co. Ltd., Class A	691,300	784,049
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,663,000	1,527,989
*	Yida China Holdings Ltd.	450,000	28,023
*	Yifan Pharmaceutical Co. Ltd., Class A	582,800	1,120,244
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,527,849
	Yihai International Holding Ltd.	2,773,000	9,867,608
	Yijiahe Technology Co. Ltd., Class A	81,435	482,621
	Yintai Gold Co. Ltd., Class A	716,280	1,327,227
	Yip's Chemical Holdings Ltd.	1,348,000	573,243
*	Yiren Digital Ltd., Sponsored ADR	171,846	565,373
#*Ω	Yixin Group Ltd.	2,082,500	285,344
	Yixintang Pharmaceutical Group Co. Ltd., Class A	343,478	1,549,623
	YongXing Special Materials Technology Co. Ltd., Class A	44,837	756,960
	Yonyou Network Technology Co. Ltd., Class A	123,643	450,364
	Yotrio Group Co. Ltd., Class A	1,341,100	729,620
	Youngor Group Co. Ltd., Class A	1,155,200	1,108,060
*	Youngy Co. Ltd., Class A	20,200	342,257
*	Youzu Interactive Co. Ltd., Class A	412,500	667,006
	YTO Express Group Co. Ltd., Class A	429,175	1,336,225
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	217,226
	Yuexiu Property Co. Ltd.	14,493,956	21,084,473
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,832,984
	Yum China Holdings, Inc.	1,433,750	88,237,674
	Yunda Holding Co. Ltd., Class A	844,886	1,853,418
	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,917,254
	Yunnan Baiyao Group Co. Ltd., Class A	109,677	934,322
	Yunnan Copper Co. Ltd., Class A	695,800	1,363,105
	Yunnan Energy New Material Co. Ltd., Class A	77,376	1,796,794
	Yunnan Tin Co. Ltd., Class A	791,200	1,788,537
	Yusys Technologies Co. Ltd., Class A	363,600	850,141
	Yutong Bus Co. Ltd., Class A	582,006	717,038
	ZBOM Home Collection Co. Ltd., Class A	181,456	815,775
	Zepp Health Corp., ADR	32,848	67,995
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,503	1,868,689
*	Zhaojin Mining Industry Co. Ltd., Class H	7,931,666	9,127,843
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	151,060	537,958
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,159,838
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,576,260	929,208
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,024,048
	Zhejiang Chint Electrics Co. Ltd., Class A	399,990	1,911,379
	Zhejiang Communications Technology Co. Ltd.	1,143,864	986,514
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	261,500
	Zhejiang Crystal-Optech Co. Ltd., Class A	205,162	386,047
	Zhejiang Dahua Technology Co. Ltd., Class A	813,000	1,528,487
	Zhejiang Dingli Machinery Co. Ltd., Class A	89,596	725,750
	Zhejiang Expressway Co. Ltd., Class H	8,292,000	7,160,381
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	326,748	722,105
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	1,122,334
	Zhejiang HangKe Technology, Inc.Co., Class A	31,659	237,336
	Zhejiang Hangmin Co. Ltd., Class A	499,200	548,534

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	$960,951
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	864,404
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	193,179	613,806
	Zhejiang Huayou Cobalt Co. Ltd., Class A	142,370	1,393,132
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,040,500	1,341,677
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	303,309
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	84,007	336,429
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	785,855
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	92,370	944,773
*	Zhejiang Jingu Co. Ltd., Class A	742,150	739,201
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	992,031
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	2,160,900	1,043,210
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,104,534
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,659,359
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	1,678,044
	Zhejiang Medicine Co. Ltd., Class A	576,269	1,068,399
	Zhejiang Meida Industrial Co. Ltd., Class A	464,000	811,364
*	Zhejiang Narada Power Source Co. Ltd., Class A	149,569	527,028
	Zhejiang NHU Co. Ltd., Class A	858,879	2,480,962
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	905,750
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	94,149	1,045,559
	Zhejiang Runtu Co. Ltd., Class A	642,250	712,031
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	507,456
	Zhejiang Semir Garment Co. Ltd., Class A	1,783,025	1,463,209
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	649,450
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	236,200	771,888
	Zhejiang Supor Co. Ltd., Class A	137,669	1,055,020
	Zhejiang Tiantie Industry Co. Ltd., Class A	436,435	817,197
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	180,902	677,380
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	1,291,553
*	Zhejiang Wanliyang Co. Ltd., Class A	685,241	946,660
	Zhejiang Wanma Co. Ltd., Class A	547,700	749,754
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,404,792
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,506,474
	Zhejiang Windey Co. Ltd., Class A	394,238	984,076
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	1,044,252
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	1,013,816
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	445,884	1,085,856
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	203,851
	Zhejiang Yasha Decoration Co. Ltd., Class A	854,300	598,539
	Zhejiang Yinlun Machinery Co. Ltd., Class A	402,600	952,517
	Zhejiang Yongtai Technology Co. Ltd., Class A	203,700	738,619
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	248,788
	Zhende Medical Co. Ltd., Class A	126,711	714,297
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,636,214
	Zheshang Securities Co. Ltd., Class A	493,700	780,527
*	Zhong An Group Ltd.	14,556,888	456,236
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,798,500	12,660,174
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	251,213
	Zhongji Innolight Co. Ltd., Class A	251,965	1,088,986
	Zhongjin Gold Corp. Ltd., Class A	744,900	955,394
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,220,300	1,020,148
	Zhongshan Public Utilities Group Co. Ltd., Class A	321,500	342,851
	Zhongsheng Group Holdings Ltd.	4,259,500	24,101,044
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	1,012,798
	Zhongyu Energy Holdings Ltd.	1,771,550	1,276,171
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	354,618
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,087,000	3,343,035
*	Zhuguang Holdings Group Co. Ltd.	886,000	89,392

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	$232,889
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	625,139
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	453,100	505,521
	Zhuzhou CRRC Times Electric Co. Ltd.	1,774,450	9,453,108
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	162,500	1,152,063
	Zhuzhou Kibing Group Co. Ltd., Class A	1,272,300	2,268,639
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,175,721	1,264,890
	Zijin Mining Group Co. Ltd., Class H	22,722,000	37,583,341
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,856,200	3,813,986
	ZTE Corp., Class H	3,240,592	7,826,118
	ZTO Express Cayman, Inc., ADR	1,089,459	31,060,476
TOTAL CHINA			7,303,728,035
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	3,134,077	138,076
	Banco de Bogota SA	101,941	773,342
	Bancolombia SA, Sponsored ADR	92,301	2,792,105
	Bancolombia SA	467,347	4,203,002
	Bolsa de Valores de Colombia	20,739	31,582
	Celsia SA ESP	1,456,058	810,824
	Cementos Argos SA	2,117,966	1,457,485
*	CEMEX Latam Holdings SA	832,855	981,084
*	Corp. Financiera Colombiana SA	341,288	1,169,540
	Ecopetrol SA	7,942,395	4,540,193
	Grupo Argos SA	517,313	1,037,613
	Grupo Aval Acciones y Valores SA, ADR	10,151	24,566
	Grupo Energia Bogota SA ESP	3,206,336	1,078,159
	Interconexion Electrica SA ESP	1,241,326	5,062,057
	Mineros SA	297,452	145,890
	Promigas SA ESP	42,683	41,595
TOTAL COLOMBIA			24,287,113
CZECH REPUBLIC — (0.1%)
	CEZ AS	524,854	21,320,695
	Komercni Banka AS	172,538	5,823,398
Ω	Moneta Money Bank AS	430,550	1,589,498
	Philip Morris CR AS	1,997	1,533,437
TOTAL CZECH REPUBLIC			30,267,028
EGYPT — (0.0%)
#	Commercial International Bank Egypt SAE, GDR	6,003,449	9,736,184
*	Egyptian Financial Group-Hermes Holding Co.,GDR	132,347	145,516
TOTAL EGYPT			9,881,700
GREECE — (0.3%)
*	Aegean Airlines SA	245,676	1,743,044
*	Alpha Services & Holdings SA	2,199,565	2,996,873
	Athens Water Supply & Sewage Co. SA	166,374	1,268,224
	Autohellas Tourist & Trading SA	88,772	995,970
#	Bank of Greece	23,350	438,662
	ElvalHalcor SA	277,042	523,773
	Entersoft SA Software Development & Related Services Co.	13,771	62,516
	Epsilon Net SA	49,968	365,049
*	Eurobank Ergasias Services & Holdings SA, Class A	3,640,648	4,939,886
*††	FF Group	156,853	0
	Fourlis Holdings SA	294,098	1,164,066
	GEK Terna Holding Real Estate Construction SA	338,962	4,603,362

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Hellenic Energy Holdings SA	220,298	$1,859,715
	Hellenic Exchanges - Athens Stock Exchange SA	170,454	707,345
	Hellenic Telecommunications Organization SA	524,815	8,273,310
	Holding Co. ADMIE IPTO SA	493,275	1,067,880
	Intracom Holdings SA	283,509	560,509
*	Intracom SA Technical & Steel Constructions	8,685	14,774
	JUMBO SA	255,114	4,581,259
*	LAMDA Development SA	340,017	2,325,412
	Motor Oil Hellas Corinth Refineries SA	266,566	6,514,284
	Mytilineos SA	209,196	5,411,915
*	National Bank of Greece SA	933,952	4,440,636
	OPAP SA	493,857	7,415,580
*	Piraeus Financial Holdings SA	196,360	406,675
	Piraeus Port Authority SA	48,035	905,138
*	Public Power Corp. SA	334,228	2,662,727
	Quest Holdings SA	155,835	893,925
	Sarantis SA	100,869	844,192
	Terna Energy SA	167,236	3,645,809
	Thrace Plastics Holding & Co.	24,430	116,840
	Titan Cement International SA	236,908	3,723,945
TOTAL GREECE			75,473,295
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	C Fiber Optic	4,584,800	0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Animal Healthcare Ltd.	1,485,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	China Huishan Dairy Holdings Co. Ltd.	1,990,720	0
*††	CTEG	13,136,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	1,020,000	0
*	Kai Yuan Holdings Ltd.	15,890,000	44,571
*††	Karce Co. Ltd.	1,662,000	0
*††	Long Well International Holdings Ltd.	5,680,000	0
	MediCare International Ltd.	4,480,000	24,625
*††	Real Gold Mining Ltd.	640,000	0
*††	Superb Summit International Group Ltd.	95,000	0
*††	Tenwow International Holdings Ltd.	2,865,000	0
*	Tongda Group Holdings Ltd.	51,610,000	844,726
*††	Untrade.Lumena Newmat	391,649	0
*††	Youyuan International Holdings Ltd.	4,273,760	0
TOTAL HONG KONG			913,922
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	120,982	128,533
	MASTERPLAST Nyrt	4,476	44,947
	MOL Hungarian Oil & Gas PLC	2,720,667	20,331,901
#*	Opus Global Nyrt	164,998	58,634
	OTP Bank Nyrt	275,135	8,290,226
	Richter Gedeon Nyrt	231,371	5,224,682
TOTAL HUNGARY			34,078,923
INDIA — (15.1%)
	360 ONE WAM Ltd.	195,254	4,376,141
*	3i Infotech Ltd.	172,111	80,329
*	63 Moons Technologies Ltd.	29,072	58,311
	Aarti Drugs Ltd.	242,346	1,195,994
	Aarti Industries Ltd.	822,262	5,430,942

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aarti Pharmalabs Ltd.	205,566	$687,111
*	Aavas Financiers Ltd.	3,035	67,347
	ABB India Ltd.	9,280	324,148
	Abbott India Ltd.	9,321	2,382,578
	ACC Ltd.	304,158	7,348,759
	Accelya Solutions India Ltd.	3,197	55,686
	Action Construction Equipment Ltd.	350,161	1,435,128
	Adani Enterprises Ltd.	141,007	5,097,685
*	Adani Green Energy Ltd.	359,551	5,395,865
	Adani Ports & Special Economic Zone Ltd.	1,280,335	9,627,289
*	Adani Power Ltd.	3,779,968	10,378,840
	Adani Total Gas Ltd.	483,904	12,501,183
*	Adani Transmission Ltd.	1,186,890	25,628,079
	ADF Foods Ltd.	22,682	212,131
*	Aditya Birla Capital Ltd.	4,990,074	8,637,478
	Advanced Enzyme Technologies Ltd.	283,484	971,118
	Aegis Logistics Ltd.	1,061,268	4,944,218
*	Affle India Ltd.	817	11,097
	AGI Greenpac Ltd.	221,725	889,224
	Agro Tech Foods Ltd.	48,493	537,396
	Ahluwalia Contracts India Ltd.	115,469	714,947
	AIA Engineering Ltd.	249,200	8,361,936
	Ajanta Pharma Ltd.	370,375	5,480,888
	Akzo Nobel India Ltd.	64,495	1,774,299
	Alembic Ltd.	629,826	532,391
	Alembic Pharmaceuticals Ltd.	505,389	3,336,118
	Alkem Laboratories Ltd.	74,504	2,747,275
	Alkyl Amines Chemicals	58,524	1,870,794
	Allcargo Logistics Ltd.	686,770	3,518,306
*	Alok Industries Ltd.	5,721,532	949,855
	Amara Raja Batteries Ltd.	718,212	5,024,699
*	Amber Enterprises India Ltd.	9,634	225,201
	Ambika Cotton Mills Ltd.	1,252	24,088
	Ambuja Cements Ltd.	1,908,105	9,427,238
	Amrutanjan Health Care Ltd.	60,027	530,551
	Anant Raj Ltd.	515,321	707,234
	Andhra Paper Ltd.	8,225	45,573
	Andhra Sugars Ltd.	356,515	572,676
	Angel One Ltd.	40,515	620,098
	Apar Industries Ltd.	82,109	1,698,076
	Apcotex Industries Ltd.	81,803	418,372
	APL Apollo Tubes Ltd.	738,738	10,431,190
	Apollo Hospitals Enterprise Ltd.	273,043	14,295,927
	Apollo Pipes Ltd.	1,725	10,780
	Apollo Tyres Ltd.	4,240,332	16,704,841
	Aptech Ltd.	47,679	205,787
*	Arvind Fashions Ltd.	433,172	1,706,043
*	Arvind Ltd.	1,495,872	1,553,282
*	Arvind SmartSpaces Ltd.	6,164	22,110
	Asahi India Glass Ltd.	392,685	2,465,890
	Ashiana Housing Ltd.	112,468	193,869
	Ashok Leyland Ltd.	3,086,507	5,658,194
*	Ashoka Buildcon Ltd.	1,533,189	1,560,112
	Asian Granito India Ltd.	61,896	34,790
	Asian Paints Ltd.	860,866	28,791,915
	Astec Lifesciences Ltd.	31,762	542,668
*Ω	Aster DM Healthcare Ltd.	730,540	1,905,930
	Astra Microwave Products Ltd.	349,988	1,179,028
	Astral Ltd.	300,855	7,592,778

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	AstraZeneca Pharma India Ltd.	21,038	$864,653
	Atul Ltd.	105,609	9,244,441
Ω	AU Small Finance Bank Ltd.	640,518	4,880,161
	Aurobindo Pharma Ltd.	1,834,551	9,191,530
	Automotive Axles Ltd.	35,359	1,095,532
	Avadh Sugar & Energy Ltd.	6,123	37,179
	Avanti Feeds Ltd.	291,756	1,373,608
*Ω	Avenue Supermarts Ltd.	40,290	1,734,671
	Axis Bank Ltd.	6,691,329	71,519,193
	Axis Bank Ltd., GDR	291	15,510
	Bajaj Auto Ltd.	218,229	10,230,780
	Bajaj Consumer Care Ltd.	641,120	1,337,435
	Bajaj Finance Ltd.	417,768	30,187,483
	Bajaj Finserv Ltd.	526,940	8,692,276
*	Bajaj Hindusthan Sugar Ltd.	4,431,453	812,852
	Bajaj Holdings & Investment Ltd.	172,156	12,412,160
	Balaji Amines Ltd.	87,890	2,574,809
	Balkrishna Industries Ltd.	415,818	11,317,336
	Balmer Lawrie & Co. Ltd.	565,989	831,157
	Balrampur Chini Mills Ltd.	1,344,423	6,229,712
	Banco Products India Ltd.	88,903	218,424
*Ω	Bandhan Bank Ltd.	683,105	2,049,132
	Bank of Baroda	3,129,568	6,479,879
	Bank of India	2,139,467	2,195,187
	Bank of Maharashtra	3,860,273	1,456,177
	Bannari Amman Sugars Ltd.	7,338	247,807
	BASF India Ltd.	67,125	2,019,863
	Bata India Ltd.	75,155	1,404,900
	Bayer CropScience Ltd.	20,756	1,127,053
	BEML Ltd.	121,055	2,282,139
	BEML Ltd.	121,055	554,013
	Berger Paints India Ltd.	812,273	5,499,431
*	BF Utilities Ltd.	41,050	185,738
	Bhansali Engineering Polymers Ltd.	477,299	626,595
	Bharat Bijlee Ltd.	14,509	454,588
	Bharat Dynamics Ltd.	141,226	1,649,462
	Bharat Electronics Ltd.	13,369,655	15,613,479
	Bharat Forge Ltd.	967,385	10,391,721
	Bharat Heavy Electricals Ltd.	6,211,848	6,000,161
	Bharat Petroleum Corp. Ltd.	2,059,406	8,657,544
	Bharat Rasayan Ltd.	6,416	728,796
	Bharti Airtel Ltd.	6,547,243	61,748,834
	Biocon Ltd.	1,241,904	3,587,314
	Birla Corp. Ltd.	198,813	2,208,615
	Birlasoft Ltd.	1,373,575	5,108,350
*	Black Box Ltd.	37,830	58,482
	Bliss Gvs Pharma Ltd.	301,227	290,692
	BLS International Services Ltd.	71,876	161,755
	Blue Dart Express Ltd.	32,816	2,520,184
	Blue Star Ltd.	208,813	3,146,760
	Bodal Chemicals Ltd.	402,603	352,355
	Bombay Burmah Trading Co.	63,648	689,922
*	Borosil Ltd.	9,142	40,112
*	Borosil Renewables Ltd.	238,357	1,399,586
	Bosch Ltd.	16,890	3,542,744
	Brigade Enterprises Ltd.	612,390	3,434,118
	Brightcom Group Ltd.	1,052,854	323,409
	Britannia Industries Ltd.	249,992	13,234,830
	BSE Ltd.	361,765	2,275,068

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Camlin Fine Sciences Ltd.	384,984	$741,264
	Can Fin Homes Ltd.	574,150	3,991,998
	Canara Bank	1,487,638	5,561,483
*	Capacit'e Infraprojects Ltd.	165,364	302,729
	Caplin Point Laboratories Ltd.	191,109	1,627,700
	Carborundum Universal Ltd.	518,250	6,120,409
	Care Ratings Ltd.	151,066	1,133,286
	Castrol India Ltd.	2,369,976	3,426,052
	CCL Products India Ltd.	633,947	4,202,103
	Ceat Ltd.	239,055	4,589,603
*	Central Bank of India Ltd.	2,733,466	1,012,293
	Central Depository Services India Ltd.	298,087	3,820,682
	Century Enka Ltd.	58,339	293,058
	Century Plyboards India Ltd.	473,153	3,006,330
	Century Textiles & Industries Ltd.	305,455	2,638,526
	Cera Sanitaryware Ltd.	34,903	2,246,915
	CESC Ltd.	3,791,440	3,366,802
*	CG Power & Industrial Solutions Ltd.	3,440,708	12,720,463
*	Chalet Hotels Ltd.	26,873	115,859
	Chambal Fertilisers & Chemicals Ltd.	2,102,953	8,114,483
	Chennai Petroleum Corp. Ltd.	214,638	654,852
††	Chennai Super Kings Cricket Ltd.	2,606,099	13,420
	Cholamandalam Financial Holdings Ltd.	589,800	4,292,920
	Cholamandalam Investment & Finance Co. Ltd.	1,788,525	15,546,692
	Cigniti Technologies Ltd.	60,408	445,514
	Cipla Ltd.	1,719,159	21,473,760
	City Union Bank Ltd.	2,891,513	5,615,454
*	Clariant Chemicals India Ltd.	45,204	184,160
	Coal India Ltd.	3,129,065	8,633,416
Ω	Cochin Shipyard Ltd.	277,807	1,739,514
*Ω	Coffee Day Enterprises Ltd.	64,279	33,331
	Coforge Ltd.	108,614	5,859,765
	Colgate-Palmolive India Ltd.	366,635	6,536,643
	Computer Age Management Services Ltd.	89,643	2,501,335
	Confidence Petroleum India Ltd.	47,601	43,264
	Container Corp. of India Ltd.	858,721	6,640,303
	Coromandel International Ltd.	899,211	9,867,820
	Cosmo First Ltd.	126,104	1,097,386
*	CreditAccess Grameen Ltd.	170,240	1,799,343
	CRISIL Ltd.	105,671	4,068,113
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	14,643,261
*	CSB Bank Ltd.	176,197	538,380
	Cummins India Ltd.	442,349	7,781,938
	Cyient Ltd.	368,769	3,995,502
*	D B Realty Ltd.	170,382	157,673
	Dabur India Ltd.	1,213,038	8,256,658
	Dalmia Bharat Ltd.	381,593	8,245,657
	Dalmia Bharat Sugar & Industries Ltd.	161,551	706,223
	DB Corp. Ltd.	359,014	538,813
	DCB Bank Ltd.	2,029,154	2,875,192
	DCM Shriram Ltd.	394,355	4,189,234
	DCW Ltd.	1,088,459	645,147
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	576,784	4,659,076
	Deepak Nitrite Ltd.	345,058	7,940,996
	Delta Corp. Ltd.	789,578	1,907,311
*	DEN Networks Ltd.	522,042	204,712
*	Dhampur Bio Organics Ltd.	377,866	753,069
	Dhampur Sugar Mills Ltd.	443,995	1,236,129
*	Dhani Services Ltd.	1,316,815	548,964

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	113,251	$941,706
Ω	Dilip Buildcon Ltd.	276,137	724,712
*	Dish TV India Ltd.	8,229,133	1,621,455
*	Dishman Carbogen Amcis Ltd.	494,826	515,152
	Divi's Laboratories Ltd.	315,914	12,866,302
	Dixon Technologies India Ltd.	156,232	5,138,973
	DLF Ltd.	1,335,593	5,835,767
	Dollar Industries Ltd.	78,209	380,106
Ω	Dr Lal PathLabs Ltd.	147,996	3,815,465
	Dr Reddy's Laboratories Ltd., ADR	277,917	14,951,935
	Dr Reddy's Laboratories Ltd.	193,044	10,275,423
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,178,342
	Dynamatic Technologies Ltd.	18,839	567,756
	eClerx Services Ltd.	206,568	3,659,465
	Edelweiss Financial Services Ltd.	3,161,290	2,588,643
	Eicher Motors Ltd.	370,374	14,867,619
	EID Parry India Ltd.	855,318	5,734,809
*	EIH Associated Hotels	21,136	101,623
*	EIH Ltd.	1,006,021	2,009,896
	Electrosteel Castings Ltd.	1,500,812	676,735
	Elgi Equipments Ltd.	717,338	3,347,240
	Emami Ltd.	1,087,855	5,864,299
Ω	Endurance Technologies Ltd.	109,723	1,968,947
	Engineers India Ltd.	2,472,760	2,662,611
	EPL Ltd.	494,792	947,693
*Ω	Equitas Small Finance Bank Ltd.	1,287,647	862,037
Ω	Eris Lifesciences Ltd.	108,062	806,607
	ESAB India Ltd.	12,787	609,786
	Escorts Kubota Ltd.	337,376	8,658,874
*	Eveready Industries India Ltd.	6,767	28,459
	Everest Industries Ltd.	32,305	290,294
	Everest Kanto Cylinder Ltd.	268,986	299,955
	Excel Industries Ltd.	31,207	412,370
	Exide Industries Ltd.	3,692,028	8,194,479
*	FDC Ltd.	406,583	1,324,344
	Federal Bank Ltd.	15,184,107	25,064,997
*	Federal-Mogul Goetze India Ltd.	23,434	86,824
	FIEM Industries Ltd.	29,560	592,245
	Filatex India Ltd.	1,608,986	866,209
	Fine Organic Industries Ltd.	35,357	2,164,474
	Finolex Cables Ltd.	550,383	3,749,603
	Finolex Industries Ltd.	2,181,553	4,592,252
	Firstsource Solutions Ltd.	2,120,116	2,815,671
	Force Motors Ltd.	19,151	338,343
*	Fortis Healthcare Ltd.	2,095,015	7,221,670
*	Future Consumer Ltd.	912,915	13,414
	Gabriel India Ltd.	641,693	1,397,557
	GAIL India Ltd.	12,758,977	14,936,266
	Galaxy Surfactants Ltd.	34,696	989,662
*	Ganesh Housing Corp. Ltd.	36,369	157,117
	Garden Reach Shipbuilders & Engineers Ltd.	88,765	547,556
	Garware Technical Fibres Ltd.	62,082	2,207,486
	Gateway Distriparks Ltd.	1,882,656	1,475,662
*	Gati Ltd.	256,616	449,984
*	GE Power India Ltd.	34,023	53,760
*	GE T&D India Ltd.	215,279	315,546
Ω	General Insurance Corp. of India	310,029	699,375
	Genus Power Infrastructures Ltd.	304,370	347,058
	Geojit Financial Services Ltd.	213,157	120,153

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GHCL Ltd.	749,719	$4,501,013
	GIC Housing Finance Ltd.	249,251	601,960
	Gillette India Ltd.	36,506	2,182,621
	GlaxoSmithKline Pharmaceuticals Ltd.	93,166	1,419,501
	Glenmark Pharmaceuticals Ltd.	1,320,479	6,203,845
	GMM Pfaudler Ltd.	12,278	247,192
*	GMR Airports Infrastructure Ltd.	1,187,452	558,637
	GOCL Corp. Ltd.	2,224	9,435
	Godawari Power & Ispat Ltd.	107,578	528,276
	Godfrey Phillips India Ltd.	139,472	3,281,584
Ω	Godrej Agrovet Ltd.	148,822	821,660
*	Godrej Consumer Products Ltd.	995,135	11,145,687
*	Godrej Industries Ltd.	334,110	1,766,344
*	Godrej Properties Ltd.	239,699	3,481,344
	Goodyear India Ltd.	40,421	546,530
	Granules India Ltd.	1,304,287	4,724,686
	Graphite India Ltd.	473,828	2,038,813
	Grasim Industries Ltd.	720,168	14,036,671
	Grauer & Weil India Ltd.	351,060	376,359
	Gravita India Ltd.	58,620	371,468
	Great Eastern Shipping Co. Ltd.	691,520	5,438,030
	Greaves Cotton Ltd.	478,583	854,120
	Greenlam Industries Ltd.	85,483	326,023
	Greenpanel Industries Ltd.	316,654	1,255,543
	Greenply Industries Ltd.	400,805	690,694
	Grindwell Norton Ltd.	149,880	3,664,408
	Gujarat Alkalies & Chemicals Ltd.	239,603	2,017,616
	Gujarat Ambuja Exports Ltd.	750,781	2,359,291
	Gujarat Fluorochemicals Ltd.	242,966	8,240,744
	Gujarat Gas Ltd.	716,872	4,013,660
	Gujarat Industries Power Co. Ltd.	205,198	209,895
	Gujarat Mineral Development Corp. Ltd.	613,376	1,076,216
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	940,018	6,335,088
	Gujarat Pipavav Port Ltd.	1,996,561	2,304,289
	Gujarat State Fertilizers & Chemicals Ltd.	1,428,230	2,275,876
	Gujarat State Petronet Ltd.	2,318,050	7,639,048
	Gulf Oil Lubricants India Ltd.	125,702	666,003
	Happiest Minds Technologies Ltd.	32,681	338,988
*	Hathway Cable & Datacom Ltd.	2,282,670	455,055
	Hatsun Agro Product Ltd.	137,986	1,526,923
	Havells India Ltd.	622,212	9,026,680
	HBL Power Systems Ltd.	724,991	880,584
	HCL Technologies Ltd.	2,905,330	40,111,542
Ω	HDFC Asset Management Co. Ltd.	153,898	3,579,459
	HDFC Bank Ltd.	5,307,749	104,599,042
Ω	HDFC Life Insurance Co. Ltd.	652,734	4,630,915
*	HealthCare Global Enterprises Ltd.	108,282	374,620
	HEG Ltd.	81,850	1,045,237
	HeidelbergCement India Ltd.	586,254	1,256,426
	Heritage Foods Ltd.	131,377	245,309
	Hero MotoCorp Ltd.	528,275	17,905,044
	Hester Biosciences Ltd.	14,649	335,211
	HFCL Ltd.	6,197,980	5,300,779
	HG Infra Engineering Ltd.	127,994	1,059,456
	Hikal Ltd.	352,326	1,565,136
	HIL Ltd.	28,079	864,387
	Himadri Speciality Chemical Ltd.	1,578,999	1,813,467
	Himatsingka Seide Ltd.	90,054	79,480
	Hindalco Industries Ltd.	6,827,957	39,463,027

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions Ltd.	130,930	$2,102,873
	Hindustan Aeronautics Ltd.	201,024	6,312,387
*	Hindustan Construction Co. Ltd.	2,772,262	652,726
	Hindustan Copper Ltd.	1,917,697	2,903,586
*	Hindustan Oil Exploration Co. Ltd.	239,595	384,466
	Hindustan Petroleum Corp. Ltd.	2,431,282	7,092,792
	Hindustan Unilever Ltd.	1,054,711	33,275,232
	Hindware Home Innovation Ltd.	16,952	86,618
	Hitachi Energy India Ltd.	35,112	1,333,707
	Hle Glascoat Ltd.	23,180	172,720
	Honda India Power Products Ltd.	19,106	485,515
	Honeywell Automation India Ltd.	6,260	3,018,167
	Housing Development Finance Corp. Ltd.	1,783,359	57,539,759
	Huhtamaki India Ltd.	130,563	312,165
	I G Petrochemicals Ltd.	92,853	550,919
	ICICI Bank Ltd., Sponsored ADR	4,255,233	88,636,503
	ICICI Bank Ltd.	701,916	7,208,182
Ω	ICICI Lombard General Insurance Co. Ltd.	276,501	3,846,440
Ω	ICICI Prudential Life Insurance Co. Ltd.	529,358	2,937,393
Ω	ICICI Securities Ltd.	99,887	600,494
	ICRA Ltd.	7,026	386,414
*	IDFC First Bank Ltd.	19,677,554	14,105,937
	IDFC Ltd.	8,393,471	8,793,366
*	IFB Industries Ltd.	38,527	400,909
*	Igarashi Motors India Ltd.	11,730	61,233
	IIFL Finance Ltd.	1,211,192	7,605,730
	IIFL Securities Ltd.	1,297,694	1,093,368
	India Cements Ltd.	1,121,694	2,666,340
	India Glycols Ltd.	117,563	984,374
	India Nippon Electricals Ltd.	7,359	34,279
*	Indiabulls Housing Finance Ltd.	2,163,756	3,273,085
*	Indiabulls Real Estate Ltd.	1,944,985	1,737,446
Ω	IndiaMart InterMesh Ltd.	6,502	359,761
	Indian Bank	1,534,906	5,753,966
Ω	Indian Energy Exchange Ltd.	2,552,194	4,344,094
	Indian Hotels Co. Ltd.	2,081,625	7,706,589
	Indian Hume Pipe Co. Ltd.	33,282	59,283
	Indian Metals & Ferro Alloys Ltd.	58,479	204,167
	Indian Oil Corp. Ltd.	7,428,911	7,444,944
*	Indian Overseas Bank	3,839,506	1,347,286
	Indian Railway Catering & Tourism Corp. Ltd.	250,473	1,960,708
Ω	Indian Railway Finance Corp. Ltd.	400,633	162,782
	Indo Count Industries Ltd.	575,037	893,201
	Indoco Remedies Ltd.	239,686	961,013
	Indraprastha Gas Ltd.	1,031,346	5,388,896
	Indus Towers Ltd.	2,830,673	5,304,922
	IndusInd Bank Ltd.	994,455	13,223,589
	Infibeam Avenues Ltd.	6,491,424	1,365,500
	Info Edge India Ltd.	102,863	4,652,275
	Infosys Ltd., Sponsored ADR	3,016,528	56,710,726
	Infosys Ltd.	7,880,895	148,463,150
	Ingersoll Rand India Ltd.	35,607	856,320
*	Inox Leisure Ltd.	331,601	2,054,304
*	Inox Wind Ltd.	336,733	393,385
	Insecticides India Ltd.	64,008	493,270
	Intellect Design Arena Ltd.	491,645	2,662,718
*Ω	InterGlobe Aviation Ltd.	191,204	4,965,923
	IOL Chemicals & Pharmaceuticals Ltd.	126,882	501,903
	Ipca Laboratories Ltd.	865,675	9,021,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IRB Infrastructure Developers Ltd.	845,569	$2,974,721
Ω	IRCON International Ltd.	1,304,536	967,575
	ISGEC Heavy Engineering Ltd.	5,991	31,770
	ITC Ltd.	9,263,717	40,007,049
	ITD Cementation India Ltd.	624,766	854,634
*	ITI Ltd.	299,460	376,940
	J Kumar Infraprojects Ltd.	198,168	659,443
	Jagran Prakashan Ltd.	669,824	597,760
	Jai Corp. Ltd.	424,199	706,875
*	Jaiprakash Associates Ltd.	8,020,665	895,874
*	Jaiprakash Power Ventures Ltd.	10,398,193	918,631
*	Jammu & Kashmir Bank Ltd.	1,874,888	1,270,427
	Jamna Auto Industries Ltd.	1,256,967	1,617,023
	JB Chemicals & Pharmaceuticals Ltd.	267,299	6,674,963
	JBM Auto Ltd.	104,655	692,768
	Jindal Poly Films Ltd.	184,440	1,626,097
	Jindal Saw Ltd.	1,516,771	2,319,354
*	Jindal Stainless Hisar Ltd.	888,223	4,997,990
*	Jindal Stainless Ltd.	1,841,622	5,776,290
	Jindal Steel & Power Ltd.	2,995,135	21,538,135
	JK Cement Ltd.	209,443	6,938,514
	JK Lakshmi Cement Ltd.	412,511	3,703,390
	JK Paper Ltd.	984,305	4,963,787
	JK Tyre & Industries Ltd.	1,159,437	2,377,132
	JM Financial Ltd.	2,886,374	2,302,559
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	409,707
	JSW Energy Ltd.	3,212,689	9,375,842
	JSW Steel Ltd.	4,229,319	37,311,982
	JTEKT India Ltd.	353,066	591,212
	Jubilant Foodworks Ltd.	1,697,690	10,189,959
	Jubilant Ingrevia Ltd.	853,708	5,080,122
	Jubilant Pharmova Ltd.	861,736	3,774,930
*	Just Dial Ltd.	4,845	37,811
	Jyothy Labs Ltd.	964,771	2,418,064
	Kajaria Ceramics Ltd.	657,988	8,540,799
	Kalpataru Power Transmission Ltd.	734,045	4,588,947
	Kalyani Steels Ltd.	205,374	837,887
	Kansai Nerolac Paints Ltd.	542,427	2,804,434
	Karnataka Bank Ltd.	1,691,799	2,986,335
	Karur Vysya Bank Ltd.	3,777,171	4,989,529
	Kaveri Seed Co. Ltd.	228,415	1,480,177
	KCP Ltd.	563,447	713,782
	KEC International Ltd.	893,542	4,965,140
	KEI Industries Ltd.	469,824	9,317,035
	Kennametal India Ltd.	20,374	546,612
*	Kesoram Industries Ltd.	324,467	226,925
	Kewal Kiran Clothing Ltd.	43,726	235,505
*	Kiri Industries Ltd.	222,954	770,086
	Kirloskar Brothers Ltd.	71,957	282,431
	Kirloskar Ferrous Industries Ltd.	270,486	1,249,739
	Kirloskar Oil Engines Ltd.	384,975	1,477,714
	Kitex Garments Ltd.	262,167	579,098
	KNR Constructions Ltd.	1,103,018	3,307,153
	Kolte-Patil Developers Ltd.	180,980	622,817
	Kotak Mahindra Bank Ltd.	1,326,715	28,232,950
	KPIT Technologies Ltd.	1,399,217	13,049,196
	KPR Mill Ltd.	597,288	3,847,016
	KRBL Ltd.	568,267	2,747,748
	KSB Ltd.	58,060	1,298,285

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	L&T Finance Holdings Ltd.	5,109,083	$5,582,720
Ω	L&T Technology Services Ltd.	28,411	1,164,461
	LA Opala RG Ltd.	205,933	950,158
	Lakshmi Machine Works Ltd.	18,685	2,588,848
*††	Lanco Infratech Ltd.	978,499	0
	Larsen & Toubro Ltd.	1,533,139	39,846,485
Ω	Laurus Labs Ltd.	1,018,590	4,126,436
*Ω	Lemon Tree Hotels Ltd.	1,039,954	978,614
	LG Balakrishnan & Bros Ltd.	187,741	1,587,070
	LIC Housing Finance Ltd.	2,493,799	12,257,690
	Linde India Ltd.	58,819	2,394,255
	LT Foods Ltd.	2,083,868	2,942,060
Ω	LTIMindtree Ltd.	326,283	17,530,083
	Lumax Auto Technologies Ltd.	224,947	623,730
	Lumax Industries Ltd.	12,179	250,399
	Lupin Ltd.	958,974	8,657,097
*	LUX Industries Ltd.	54,659	981,766
	Mahanagar Gas Ltd.	186,804	2,010,260
	Maharashtra Scooters Ltd.	1,580	85,441
	Maharashtra Seamless Ltd.	413,482	1,613,137
	Mahindra & Mahindra Financial Services Ltd.	5,255,536	14,990,088
	Mahindra & Mahindra Ltd.	2,576,032	43,488,863
	Mahindra CIE Automotive Ltd.	876,348	4,229,056
*	Mahindra Holidays & Resorts India Ltd.	570,873	1,798,253
	Mahindra Lifespace Developers Ltd.	483,387	2,055,966
Ω	Mahindra Logistics Ltd.	60,861	351,300
	Maithan Alloys Ltd.	79,661	1,016,348
	Man Infraconstruction Ltd.	645,644	585,558
	Manappuram Finance Ltd.	3,734,908	5,267,509
	Mangalam Cement Ltd.	86,146	300,332
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	633,950
	Marico Ltd.	1,984,233	12,103,139
	Marksans Pharma Ltd.	2,061,049	1,617,908
	Maruti Suzuki India Ltd.	65,398	7,132,914
Ω	MAS Financial Services Ltd.	82,261	800,312
	Mastek Ltd.	89,819	1,799,462
*	Max Financial Services Ltd.	382,100	3,898,022
*	Max Healthcare Institute Ltd.	831,397	4,531,128
*	Max Ventures & Industries Ltd.	137,235	245,988
	Mayur Uniquoters Ltd.	150,582	771,711
	Mazagon Dock Shipbuilders Ltd.	145,158	1,411,843
*	Meghmani Finechem Ltd.	97,712	1,258,410
	Meghmani Organics Ltd.	1,262,278	1,537,916
Ω	Metropolis Healthcare Ltd.	96,353	1,580,113
	Minda Corp. Ltd.	552,395	1,449,134
*	Mirza International Ltd.	333,665	1,007,706
Ω	Mishra Dhatu Nigam Ltd.	409,390	1,060,562
	MM Forgings Ltd.	60,725	650,859
	MOIL Ltd.	689,275	1,408,429
	Monte Carlo Fashions Ltd.	73,723	580,558
*	Morepen Laboratories Ltd.	2,053,442	725,763
	Motherson Sumi Wiring India Ltd.	7,117,059	4,507,948
	Motilal Oswal Financial Services Ltd.	312,457	2,618,045
	Mphasis Ltd.	461,180	11,768,442
	MRF Ltd.	7,799	8,689,346
	Mrs Bectors Food Specialities Ltd.	61,444	357,200
	MSTC Ltd.	107,218	391,298
	Mukand Ltd.	25,139	39,451
	Multi Commodity Exchange of India Ltd.	107,081	1,984,193

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Muthoot Finance Ltd.	852,138	$10,944,983
	Nahar Spinning Mills Ltd.	63,815	195,597
	Narayana Hrudayalaya Ltd.	153,184	1,358,966
	Natco Pharma Ltd.	555,574	3,639,342
	National Aluminium Co. Ltd.	10,802,548	11,052,361
*	National Fertilizers Ltd.	345,396	290,576
	Nava Ltd.	852,633	2,434,236
	Navin Fluorine International Ltd.	109,721	5,283,361
	Navneet Education Ltd.	655,288	897,685
	NBCC India Ltd.	3,367,002	1,515,573
	NCC Ltd.	2,922,154	3,255,383
	NCL Industries Ltd.	129,237	258,089
	NELCO Ltd.	44,928	345,953
	Neogen Chemicals Ltd.	46,501	703,186
	NESCO Ltd.	151,311	1,079,801
	Nestle India Ltd.	90,250	21,010,110
*	Network18 Media & Investments Ltd.	323,919	243,683
	Neuland Laboratories Ltd.	22,049	405,228
	Newgen Software Technologies Ltd.	59,991	315,591
	NHPC Ltd.	8,773,098	4,729,184
	NIIT Ltd.	686,915	2,751,733
	Nilkamal Ltd.	48,172	1,100,609
Ω	Nippon Life India Asset Management Ltd.	132,372	403,516
	NLC India Ltd.	749,864	718,942
	NMDC Ltd.	2,720,359	4,131,764
††	Nmdc Steel Ltd.	2,720,359	958,764
	NOCIL Ltd.	954,930	2,443,050
	Novartis India Ltd.	19,447	152,575
	NRB Bearings Ltd.	430,506	768,397
	NTPC Ltd.	8,519,371	17,812,281
	Nucleus Software Exports Ltd.	64,922	321,926
	Oberoi Realty Ltd.	451,873	4,539,798
	Oil & Natural Gas Corp. Ltd.	5,507,685	9,813,906
	Oil India Ltd.	1,230,634	3,526,596
	Olectra Greentech Ltd.	55,373	322,877
*	Omaxe Ltd.	368,701	298,892
	OnMobile Global Ltd.	288,077	314,270
	Oracle Financial Services Software Ltd.	117,363	4,380,314
	Orient Cement Ltd.	1,070,141	1,616,157
	Orient Electric Ltd.	456,754	1,451,138
	Orient Paper & Industries Ltd.	827,420	454,442
	Oriental Aromatics Ltd.	25,737	119,785
	Oriental Carbon & Chemicals Ltd.	24,235	219,955
*	Oriental Hotels Ltd.	140,680	117,027
*	Orissa Minerals Development Co. Ltd.	344	12,086
	Page Industries Ltd.	26,237	12,893,989
	Paisalo Digital Ltd.	915,343	860,894
	Panama Petrochem Ltd.	213,758	853,408
*Ω	Parag Milk Foods Ltd.	102,516	114,656
*	Patel Engineering Ltd.	1,082,892	234,701
*	PC Jeweller Ltd.	907,190	562,024
	PCBL Ltd.	1,868,564	2,746,050
	Persistent Systems Ltd.	329,372	18,958,509
	Petronet LNG Ltd.	4,776,467	12,749,862
	Pfizer Ltd.	59,209	2,801,896
	Phoenix Mills Ltd.	363,183	6,192,687
	PI Industries Ltd.	324,819	12,002,506
	Pidilite Industries Ltd.	339,280	9,479,613
	Piramal Enterprises Ltd.	374,178	3,933,616

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Piramal Pharma Ltd.	1,404,064	$1,797,904
*Ω	PNB Housing Finance Ltd.	158,265	1,080,817
	PNC Infratech Ltd.	456,017	1,840,559
	Poly Medicure Ltd.	94,895	1,033,310
	Polycab India Ltd.	5,263	189,054
	Polyplex Corp. Ltd.	169,878	3,168,476
	Poonawalla Fincorp Ltd.	651,180	2,389,061
	Power Finance Corp. Ltd.	6,382,531	11,105,696
	Power Grid Corp. of India Ltd.	7,094,492	18,944,289
	Power Mech Projects Ltd.	24,154	558,051
	Praj Industries Ltd.	819,463	3,459,403
*	Prakash Industries Ltd.	736,654	614,425
Ω	Prataap Snacks Ltd.	24,502	254,574
	Precision Camshafts Ltd.	64,206	81,391
	Prestige Estates Projects Ltd.	932,766	4,810,468
*	Pricol Ltd.	755,264	1,818,542
*	Prime Focus Ltd.	42,494	36,537
	Prince Pipes & Fittings Ltd.	222,129	1,688,423
*	Prism Johnson Ltd.	923,700	1,178,176
	Privi Speciality Chemicals Ltd.	26,844	328,103
	Procter & Gamble Health Ltd.	48,427	2,416,613
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,192,075
	PSP Projects Ltd.	120,314	1,043,935
*	PTC India Financial Services Ltd.	902,141	185,124
	PTC India Ltd.	1,938,387	2,291,552
	Punjab National Bank	6,692,535	4,414,453
	Puravankara Ltd.	86,487	94,043
*	PVR Ltd.	39,713	826,801
Ω	Quess Corp. Ltd.	232,013	1,019,327
Ω	Quick Heal Technologies Ltd.	23,951	48,389
	Radico Khaitan Ltd.	491,461	6,805,651
	Rain Industries Ltd.	1,833,969	3,810,335
	Rajesh Exports Ltd.	565,204	6,050,726
	Rallis India Ltd.	645,725	1,657,643
	Ramco Cements Ltd.	635,741	5,280,465
	Ramco Industries Ltd.	194,075	348,411
	Ramkrishna Forgings Ltd.	433,555	1,459,592
	Rane Holdings Ltd.	27,459	291,079
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,881,903
	Ratnamani Metals & Tubes Ltd.	102,655	2,805,835
*	RattanIndia Power Ltd.	1,728,649	80,647
	Raymond Ltd.	258,268	4,867,868
*Ω	RBL Bank Ltd.	3,096,584	5,936,598
	REC Ltd.	12,960,120	19,339,451
	Redington Ltd.	5,867,702	13,336,207
	Relaxo Footwears Ltd.	237,882	2,403,577
	Reliance Industrial Infrastructure Ltd.	55,253	592,341
	Reliance Industries Ltd.	5,101,117	147,328,929
*	Reliance Infrastructure Ltd.	510,394	783,566
*	Reliance Power Ltd.	17,689,317	2,756,221
	Repco Home Finance Ltd.	307,928	869,059
	Rhi Magnesita India Ltd.	61,192	590,075
	Rico Auto Industries Ltd.	438,655	479,015
	RITES Ltd.	306,300	1,350,709
	Rossari Biotech Ltd.	1,220	10,492
	Route Mobile Ltd.	79,350	1,194,508
*	RPSG Ventures Ltd.	30,328	161,299
	RSWM Ltd.	273,374	570,738
	Rupa & Co. Ltd.	243,662	815,300

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Safari Industries India Ltd.	468	$10,197
	Sagar Cements Ltd.	165,495	452,449
	Samvardhana Motherson International Ltd.	7,625,421	7,050,323
	Sandhar Technologies Ltd.	97,947	276,874
	Sangam India Ltd.	72,229	188,827
*	Sanghi Industries Ltd.	115,437	91,834
	Sanghvi Movers Ltd.	61,055	248,705
	Sanofi India Ltd.	52,233	3,511,052
	Sarda Energy & Minerals Ltd.	72,065	980,500
	Saregama India Ltd.	243,647	1,008,460
	Sasken Technologies Ltd.	13,768	154,299
*	Satin Creditcare Network Ltd.	234,382	416,622
	Savita Oil Technologies Ltd.	144,540	482,895
	SBI Cards & Payment Services Ltd.	271,518	2,409,966
Ω	SBI Life Insurance Co. Ltd.	339,541	5,070,738
	Schaeffler India Ltd.	146,940	4,847,860
*	Schneider Electric Infrastructure Ltd.	118,825	268,386
*	SEAMEC Ltd.	20,996	204,873
*	SEPC Ltd.	1,484,394	246,379
*	Sequent Scientific Ltd.	371,006	356,760
	Seshasayee Paper & Boards Ltd.	77,543	271,069
Ω	SH Kelkar & Co. Ltd.	363,066	622,474
	Shakti Pumps India Ltd.	31,380	168,779
	Shankara Building Products Ltd.	51,416	397,048
	Shanthi Gears Ltd.	3,572	15,176
	Sharda Cropchem Ltd.	281,600	1,713,581
	Sharda Motor Industries Ltd.	48,278	425,365
*	Sheela Foam Ltd.	60,956	908,854
	Shilpa Medicare Ltd.	120,287	357,857
	Shipping Corp. of India Ltd.	1,289,688	2,118,673
*	Shoppers Stop Ltd.	109,496	892,796
	Shree Cement Ltd.	27,268	7,918,902
*	Shree Renuka Sugars Ltd.	3,250,199	2,086,665
	Shriram Finance Ltd.	976,353	15,443,311
	Siemens Ltd.	80,829	2,918,658
*	SIS Ltd.	163,607	746,116
	Siyaram Silk Mills Ltd.	133,161	833,244
	SKF India Ltd.	119,712	6,449,569
	Snowman Logistics Ltd.	47,354	21,049
	Sobha Ltd.	406,765	2,994,416
	Solar Industries India Ltd.	135,286	6,630,017
*	Solara Active Pharma Sciences Ltd.	66,982	337,751
	Somany Ceramics Ltd.	80,372	533,958
	Sonata Software Ltd.	480,901	3,562,656
*	South Indian Bank Ltd.	10,439,718	2,305,900
*	SP Apparels Ltd.	6,392	23,927
*	Spandana Sphoorty Financial Ltd.	19,502	135,235
	SRF Ltd.	755,997	20,245,444
*	Star Cement Ltd.	450,204	594,874
	State Bank of India	2,905,882	19,856,947
	State Bank of India,GDR	17,849	1,217,388
	Steel Authority of India Ltd.	6,987,088	7,794,487
	Sterlite Technologies Ltd.	1,116,079	2,487,665
*	Strides Pharma Science Ltd.	416,501	1,508,762
*	Stylam Industries Ltd.	19,479	264,469
	Styrenix Performance Materials Ltd.	4,228	40,388
*	Subex Ltd.	1,249,861	527,465
	Subros Ltd.	152,682	561,455
	Sudarshan Chemical Industries Ltd.	241,078	1,138,204

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sumitomo Chemical India Ltd.	65,574	$366,886
	Sun Pharmaceutical Industries Ltd.	2,212,492	28,082,345
	Sun TV Network Ltd.	894,567	5,099,941
	Sundaram Finance Holdings Ltd.	135,063	146,954
	Sundaram Finance Ltd.	138,543	3,839,888
	Sundaram-Clayton Ltd.	18,435	1,062,108
	Sundram Fasteners Ltd.	645,000	7,750,862
*	Sunflag Iron & Steel Co. Ltd.	155,299	259,396
	Sunteck Realty Ltd.	414,804	1,828,250
	Suprajit Engineering Ltd.	454,229	1,805,240
	Supreme Industries Ltd.	362,295	11,178,272
	Supreme Petrochem Ltd.	468,952	2,213,894
	Surya Roshni Ltd.	148,182	1,163,458
	Sutlej Textiles & Industries Ltd.	431,231	316,436
	Suven Pharmaceuticals Ltd.	907,896	5,485,012
*	Suzlon Energy Ltd.	17,562,186	2,147,444
*	Suzlon Energy Ltd.	3,803,236	334,233
	Swan Energy Ltd.	39,795	160,379
	Swaraj Engines Ltd.	35,022	713,360
	Symphony Ltd.	75,956	892,602
Ω	Syngene International Ltd.	749,950	5,209,041
	Tamil Nadu Newsprint & Papers Ltd.	157,095	462,642
	Tamilnadu Petroproducts Ltd.	504,938	549,530
	Tanla Platforms Ltd.	251,959	2,010,823
*	TARC Ltd.	261,467	134,507
	Tasty Bite Eatables Ltd.	1,529	189,160
	Tata Chemicals Ltd.	1,059,245	12,670,564
	Tata Coffee Ltd.	638,032	1,661,468
	Tata Communications Ltd.	572,974	8,686,963
	Tata Consultancy Services Ltd.	2,162,337	89,242,218
	Tata Consumer Products Ltd.	1,442,528	12,889,550
	Tata Elxsi Ltd.	132,140	10,771,567
	Tata Metaliks Ltd.	101,490	1,037,752
*	Tata Motors Ltd.	6,741,020	37,491,655
	Tata Power Co. Ltd.	3,799,991	9,931,188
	Tata Steel Long Products Ltd.	7,521	65,131
	Tata Steel Ltd.	30,327,650	44,627,432
	TCI Express Ltd.	89,650	1,888,408
*Ω	TCNS Clothing Co. Ltd.	8,176	48,760
	TD Power Systems Ltd.	416,285	678,104
	Tech Mahindra Ltd.	1,966,568	24,582,186
	Techno Electric & Engineering Co. Ltd.	395,117	1,706,187
*Ω	Tejas Networks Ltd.	16,006	110,899
	Texmaco Rail & Engineering Ltd.	778,493	539,642
	Thermax Ltd.	149,018	3,502,549
	Thirumalai Chemicals Ltd.	682,892	1,508,138
*	Thomas Cook India Ltd.	679,968	600,158
Ω	Thyrocare Technologies Ltd.	64,929	447,238
	Tide Water Oil Co. India Ltd.	36,684	442,693
	Tilaknagar Industries Ltd.	148,312	211,824
	Time Technoplast Ltd.	1,265,490	1,327,557
	Timken India Ltd.	147,435	5,623,159
	Tinplate Co. of India Ltd.	377,823	1,613,795
*	Titagarh Wagons Ltd.	292,043	822,375
	Titan Co. Ltd.	868,751	25,401,116
	Torrent Pharmaceuticals Ltd.	510,505	9,515,072
	Torrent Power Ltd.	913,062	5,046,535
	Tourism Finance Corp. of India Ltd.	185,556	181,176
	Transport Corp. of India Ltd.	299,723	2,308,154

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Trent Ltd.	219,923	$3,242,413
	Trident Ltd.	10,150,783	4,287,500
	Triveni Engineering & Industries Ltd.	761,264	2,670,811
	Triveni Turbine Ltd.	637,300	2,133,826
	TTK Prestige Ltd.	242,585	2,318,331
	Tube Investments of India Ltd.	470,598	15,012,976
	TV Today Network Ltd.	234,605	709,470
*	TV18 Broadcast Ltd.	4,350,594	1,822,007
	TVS Motor Co. Ltd.	619,527	7,901,014
	TVS Srichakra Ltd.	26,058	1,053,437
	Uflex Ltd.	361,822	2,406,864
	Ugar Sugar Works Ltd.	233,317	278,167
*	Ugro Capital Ltd.	99,465	186,388
*	Ujjivan Financial Services Ltd.	356,858	1,167,682
*Ω	Ujjivan Small Finance Bank Ltd.	1,867,547	663,436
	UltraTech Cement Ltd.	297,661	25,829,303
	Unichem Laboratories Ltd.	259,458	1,119,049
	Union Bank of India Ltd.	4,760,911	4,610,882
	United Breweries Ltd.	131,346	2,560,587
*	United Spirits Ltd.	859,065	8,098,693
	UNO Minda Ltd.	1,024,129	6,122,829
	UPL Ltd.	3,216,291	29,817,269
	Usha Martin Ltd.	1,011,349	2,318,252
*	UTI Asset Management Co. Ltd.	32,345	297,278
*	VA Tech Wabag Ltd.	298,041	1,160,648
	Vaibhav Global Ltd.	179,746	672,823
	Vakrangee Ltd.	2,875,153	953,958
Ω	Valiant Organics Ltd.	9,718	56,810
*	Vardhman Textiles Ltd.	1,076,844	4,001,153
*Ω	Varroc Engineering Ltd.	161,423	550,093
	Varun Beverages Ltd.	519,572	7,320,628
	Vedanta Ltd.	2,874,201	11,754,439
	Venky's India Ltd.	37,741	845,390
	Vesuvius India Ltd.	24,586	490,462
	V-Guard Industries Ltd.	1,040,667	3,150,543
	Vimta Labs Ltd.	61,833	270,727
	Vinati Organics Ltd.	173,944	3,904,260
	Vindhya Telelinks Ltd.	27,832	553,972
	VIP Industries Ltd.	12,490	107,016
	Visaka Industries Ltd.	40,133	202,692
	V-Mart Retail Ltd.	25,164	850,747
*	Vodafone Idea Ltd.	29,375,606	2,574,381
	Voltamp Transformers Ltd.	15,392	477,196
	Voltas Ltd.	138,445	1,360,016
	VRL Logistics Ltd.	270,214	1,769,598
	VST Industries Ltd.	31,711	1,174,030
	VST Tillers Tractors Ltd.	25,237	718,146
	Welspun Corp. Ltd.	1,157,870	2,993,932
	Welspun Enterprises Ltd.	472,729	843,401
	Welspun India Ltd.	3,039,900	2,496,300
	West Coast Paper Mills Ltd.	431,778	2,870,169
*	Westlife Foodworld Ltd.	106,395	950,317
	Wheels India Ltd.	49,977	342,480
	Whirlpool of India Ltd.	120,592	2,058,041
	Wipro Ltd.	4,044,224	19,798,444
*	Wockhardt Ltd.	304,296	771,200
*	Wonderla Holidays Ltd.	87,484	370,016
*	Yes Bank Ltd.	12,651,241	2,676,511
	Zee Entertainment Enterprises Ltd.	7,240,290	20,137,036

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Zee Media Corp. Ltd.	3,337,704	$515,655
	Zensar Technologies Ltd.	619,238	1,767,009
	Zydus Lifesciences Ltd.	1,126,403	5,926,369
	Zydus Wellness Ltd.	50,722	868,494
TOTAL INDIA			3,780,831,982
INDONESIA — (1.9%)
	ABM Investama Tbk PT	2,924,500	614,837
	Ace Hardware Indonesia Tbk PT	66,039,500	2,162,246
	Adaro Energy Indonesia Tbk PT	82,413,800	16,329,902
*	Adhi Karya Persero Tbk PT	14,175,279	454,353
*	Adi Sarana Armada Tbk PT	9,114,400	518,221
*	Agung Semesta Sejahtera Tbk PT	29,109,300	97,096
	AKR Corporindo Tbk PT	32,693,900	2,865,769
*	Alam Sutera Realty Tbk PT	80,154,400	868,023
*	Allo Bank Indonesia Tbk PT	345,700	41,034
	Aneka Tambang Tbk PT	22,650,319	3,509,646
	Arwana Citramulia Tbk PT	21,783,200	1,460,156
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	134,765
	Astra Agro Lestari Tbk PT	4,299,822	2,361,314
	Astra International Tbk PT	55,401,700	22,257,735
	Astra Otoparts Tbk PT	4,900,900	445,047
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	6,358
*††	Bakrie Telecom Tbk PT	35,294,139	22,074
	Bali Bintang Sejahtera Tbk PT	425,200	6,417
*	Bank Amar Indonesia Tbk PT	9,119,810	140,246
	Bank BTPN Syariah Tbk PT	9,928,500	1,697,878
*	Bank Bukopin Tbk PT	134,869,788	1,080,155
*	Bank Capital Indonesia Tbk PT	20,448,500	177,554
	Bank Central Asia Tbk PT	68,285,100	38,752,406
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	93,049
*	Bank Ganesha Tbk PT	8,856,600	53,237
*	Bank Ina Perdana PT	2,273,000	595,361
*	Bank Jago Tbk PT	2,373,600	511,065
	Bank Mandiri Persero Tbk PT	54,071,136	36,029,546
*	Bank Mayapada International Tbk PT	3,397,500	116,879
	Bank Maybank Indonesia Tbk PT	8,955,900	139,767
*	Bank MNC Internasional Tbk PT	30,635,900	186,444
*	Bank Nationalnobu Tbk PT	2,676,400	92,207
	Bank Negara Indonesia Persero Tbk PT	16,698,130	10,235,800
	Bank OCBC Nisp Tbk PT	4,833,200	250,143
	Bank Pan Indonesia Tbk PT	32,624,800	3,440,240
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,543,157	2,782,564
	Bank Pembangunan Daerah Jawa Timur Tbk PT	31,858,200	1,562,880
	Bank Rakyat Indonesia Persero Tbk PT	80,301,759	24,625,965
	Bank Syariah Indonesia Tbk PT	14,075,100	1,256,650
	Bank Tabungan Negara Persero Tbk PT	49,445,554	4,498,046
	Barito Pacific Tbk PT	97,156,665	5,357,796
	Bayan Resources Tbk PT	2,183,400	2,928,290
*	Bekasi Fajar Industrial Estate Tbk PT	30,932,200	301,489
	BFI Finance Indonesia Tbk PT	60,740,000	4,695,231
*	Bintang Oto Global Tbk PT	5,299,300	443,656
	BISI International Tbk PT	11,631,812	1,222,857
	Blue Bird Tbk PT	4,172,100	450,323
*	Buana Lintas Lautan Tbk PT	119,322,800	1,194,922
	Bukit Asam Tbk PT	27,469,900	6,245,151
*	Bumi Resources Minerals Tbk PT	91,436,400	1,124,957
*	Bumi Resources Tbk PT	336,794,400	3,441,376
*	Bumi Serpong Damai Tbk PT	58,925,800	3,682,883

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	$81,384
*	Capital Financial Indonesia Tbk PT	2,827,500	137,686
	Catur Sentosa Adiprana Tbk PT	864,200	42,103
	Charoen Pokphand Indonesia Tbk PT	22,309,060	8,678,840
Ω	Cikarang Listrindo Tbk PT	7,638,100	336,259
	Ciputra Development Tbk PT	83,363,115	5,428,317
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,525,712
*	City Retail Developments Tbk PT	11,633,200	112,090
	Delta Dunia Makmur Tbk PT	53,061,300	1,035,664
	Dharma Satya Nusantara Tbk PT	32,818,900	1,492,454
*	Eagle High Plantations Tbk PT	13,624,000	61,862
	Elang Mahkota Teknologi Tbk PT	22,703,200	1,644,663
	Elnusa Tbk PT	28,809,900	601,309
	Erajaya Swasembada Tbk PT	79,857,300	2,244,470
*	Gajah Tunggal Tbk PT	10,464,400	418,674
*††	Garuda Indonesia Persero Tbk PT	15,382,253	100,564
	Garudafood Putra Putri Jaya Tbk PT	22,902,100	748,634
*	Global Mediacom Tbk PT	1,742,800	33,113
	Gudang Garam Tbk PT	2,365,500	3,630,863
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	17,523,600	2,031,816
	Hexindo Adiperkasa Tbk PT	1,147,656	407,627
	Impack Pratama Industri Tbk PT	3,312,400	795,395
	Indah Kiat Pulp & Paper Tbk PT	16,852,800	9,391,553
	Indika Energy Tbk PT	22,642,400	3,652,654
	Indo Tambangraya Megah Tbk PT	3,061,500	7,406,014
	Indocement Tunggal Prakarsa Tbk PT	5,371,500	3,592,645
	Indofood CBP Sukses Makmur Tbk PT	3,114,100	2,099,794
	Indofood Sukses Makmur Tbk PT	27,929,000	12,551,281
	Indomobil Sukses Internasional Tbk PT	3,316,100	192,587
	Indosat Tbk PT	4,834,300	1,971,858
*	Indosterling Technomedia Tbk PT	51,700	4,708
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	44,867,188	2,260,183
*††	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	13,897,600	334,351
*††	Inti Agri Resources Tbk PT	10,879,700	6,804
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	22,806
	Japfa Comfeed Indonesia Tbk PT	52,361,900	4,724,774
*	Jasa Marga Persero Tbk PT	9,986,458	2,107,878
	Jaya Real Property Tbk PT	5,813,800	189,267
	Kalbe Farma Tbk PT	73,155,500	10,072,010
*	Kapuas Prima Coal Tbk PT	22,409,900	74,782
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,363,222
	KMI Wire & Cable Tbk PT	28,325,800	567,410
*	Krakatau Steel Persero Tbk PT	35,882,937	756,809
*	Kresna Graha Investama Tbk PT	5,169,200	17,236
	Lautan Luas Tbk PT	329,800	28,700
*	Lippo Cikarang Tbk PT	17,730,905	1,136,686
*	Lippo Karawaci Tbk PT	326,038,562	1,785,852
*	M Cash Integrasi PT	90,400	44,038
	Mahkota Group Tbk PT	1,511,200	78,644
*	Malindo Feedmill Tbk PT	5,480,200	176,319
*	Map Aktif Adiperkasa PT	1,443,500	366,225
	Matahari Department Store Tbk PT	6,974,400	2,044,728
	Mayora Indah Tbk PT	17,981,125	2,846,202
*	MD Pictures Tbk PT	480,900	30,490
	Medco Energi Internasional Tbk PT	69,082,660	6,480,444
*	Media Nusantara Citra Tbk PT	61,063,293	2,837,645
	Medikaloka Hermina Tbk PT	34,301,800	3,559,599

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Mega Manunggal Property Tbk PT	4,549,500	$139,095
*	Merdeka Copper Gold Tbk PT	15,580,362	4,934,306
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,445,071
	Metrodata Electronics Tbk PT	29,429,400	1,100,156
	Metropolitan Kentjana Tbk PT	11,400	27,298
*	Mitra Adiperkasa Tbk PT	72,524,600	6,298,716
	Mitra Keluarga Karyasehat Tbk PT	16,780,300	3,349,883
	Mitra Pinasthika Mustika Tbk PT	11,008,300	866,879
*	MNC Digital Entertainment Tbk PT	4,353,900	1,316,330
*	MNC Kapital Indonesia Tbk PT	59,090,300	280,434
*	MNC Land Tbk PT	102,637,700	520,989
*	MNC Vision Networks Tbk PT	107,138,400	436,813
*	Mulia Industrindo Tbk PT	8,806,500	338,057
*	Multipolar Tbk PT	49,085,700	338,036
*	NFC Indonesia Tbk PT	130,200	53,129
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,797,816
*††	Omni Inovasi Indonesia Tbk PT	17,703,800	59,118
	Pabrik Kertas Tjiwi Kimia Tbk PT	7,237,900	3,544,806
*	Pacific Strategic Financial Tbk PT	12,766,300	958,111
	Pakuwon Jati Tbk PT	113,629,800	3,398,724
	Panin Financial Tbk PT	122,142,700	3,656,065
*	Paninvest Tbk PT	7,925,300	797,196
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	11,193
	Perusahaan Gas Negara Tbk PT	37,716,000	3,904,024
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	27,715,600	1,961,990
*	Pollux Properti Indonesia Tbk PT	2,459,400	33,972
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,592
*	PP Persero Tbk PT	22,202,490	1,032,707
	Prodia Widyahusada Tbk PT	373,100	134,409
	Puradelta Lestari Tbk PT	55,235,700	612,375
	Ramayana Lestari Sentosa Tbk PT	17,489,100	829,607
	Resource Alam Indonesia Tbk PT	2,192,600	62,071
*††	Rimo International Lestari Tbk PT	151,291,900	0
	Rukun Raharja Tbk PT	301,000	19,107
	Salim Ivomas Pratama Tbk PT	31,135,200	881,780
	Samator Indo Gas Tbk PT	1,582,200	210,260
	Sampoerna Agro Tbk PT	5,071,559	717,986
	Samudera Indonesia Tbk PT	58,406,500	1,693,305
*	Sarana Meditama Metropolitan Tbk PT	8,585,700	163,967
	Sarana Menara Nusantara Tbk PT	42,319,000	3,169,518
	Sariguna Primatirta Tbk PT	14,125,600	439,271
	Sawit Sumbermas Sarana Tbk PT	31,536,700	3,335,205
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,582,900	1,748,607
*	Semen Baturaja Persero Tbk PT	12,485,100	340,330
	Semen Indonesia Persero Tbk PT	13,444,586	6,659,998
	Siloam International Hospitals Tbk PT	21,897,100	1,783,977
*	Sinar Mas Multiartha Tbk PT	278,500	227,126
*	Smartfren Telecom Tbk PT	136,028,400	618,729
*††	Sri Rejeki Isman Tbk PT	96,691,300	176,579
	Steel Pipe Industry of Indonesia PT	16,408,800	276,245
*††	Sugih Energy Tbk PT	58,447,900	0
	Sumber Alfaria Trijaya Tbk PT	19,521,000	3,690,099
	Summarecon Agung Tbk PT	77,766,847	3,199,983
	Surya Citra Media Tbk PT	116,709,700	1,763,905
	Surya Esa Perkasa Tbk PT	35,252,700	2,333,795
*	Surya Semesta Internusa Tbk PT	32,063,800	911,889
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	14,288,893

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Telkom Indonesia Persero Tbk PT, ADR	386,811	$10,064,822
	Temas Tbk PT	1,658,400	278,642
	Tempo Scan Pacific Tbk PT	2,420,500	226,870
	Timah Tbk PT	27,816,667	2,327,261
	Tower Bersama Infrastructure Tbk PT	9,055,600	1,270,961
*††	Trada Alam Minera Tbk PT	173,119,000	108,272
	Transcoal Pacific Tbk PT	2,030,300	1,137,493
	Trias Sentosa Tbk PT	3,690,500	182,272
	Triputra Agro Persada PT	19,393,800	802,281
	Tunas Baru Lampung Tbk PT	24,124,500	1,143,687
	Ultrajaya Milk Industry & Trading Co. Tbk PT	11,939,900	1,171,099
	Unilever Indonesia Tbk PT	20,003,200	6,226,626
	United Tractors Tbk PT	10,454,246	17,163,324
*	Vale Indonesia Tbk PT	10,068,750	5,021,200
*††	Waskita Beton Precast Tbk PT	48,306,300	57,402
*	Waskita Karya Persero Tbk PT	52,554,757	1,194,649
	Wijaya Karya Beton Tbk PT	25,227,900	311,471
*	Wijaya Karya Persero Tbk PT	23,930,022	1,104,720
	XL Axiata Tbk PT	45,550,045	7,015,495
TOTAL INDONESIA			480,631,772
KUWAIT — (0.0%)
	National Bank of Kuwait SAKP	462	1,660
MALAYSIA — (1.7%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,085,585	1,001,525
	Able Global Bhd	359,700	124,950
#	Aeon Co. M Bhd	3,538,000	1,121,859
#	AEON Credit Service M Bhd	879,540	2,605,672
#	AFFIN Bank Bhd	3,927,066	1,954,805
	Ajinomoto Malaysia Bhd	32,600	106,417
	Alliance Bank Malaysia Bhd	6,840,200	5,764,948
	Allianz Malaysia Bhd	118,800	386,924
	AME Elite Consortium Bhd	257,500	77,938
	AMMB Holdings Bhd	7,223,250	6,923,120
#*	Ancom Nylex Bhd	2,110,600	595,270
#	Ann Joo Resources Bhd	1,231,200	414,681
#	Astro Malaysia Holdings Bhd	2,871,500	414,556
	Axiata Group Bhd	10,334,435	7,362,663
*	Bahvest Resources Bhd	931,700	67,894
	Batu Kawan Bhd	400,750	2,144,448
*	Berjaya Assets Bhd	1,232,400	86,734
#*	Berjaya Corp. Bhd	25,219,713	1,924,727
	Berjaya Food Bhd	2,402,000	609,960
*	Berjaya Land Bhd	2,070,900	131,196
#*	Bermaz Auto Bhd	3,812,400	1,942,082
#	BIMB Holdings Bhd	3,699,859	2,125,679
#*	Boustead Holdings Bhd	5,473,131	862,106
#	Boustead Plantations Bhd	5,622,400	864,752
#	British American Tobacco Malaysia Bhd	819,100	2,433,658
*	Bumi Armada Bhd	28,496,650	3,864,635
	Bursa Malaysia Bhd	2,751,500	4,330,287
	Cahya Mata Sarawak Bhd	4,181,400	1,189,943
#	Carlsberg Brewery Malaysia Bhd, Class B	651,400	3,599,539
*††	Carotech Bhd	44,425	0
#	CB Industrial Product Holding Bhd	2,888,820	739,770
#	CIMB Group Holdings Bhd	9,661,748	13,049,664
*	Coastal Contracts Bhd	1,074,500	632,485
*	Comfort Glove Bhd	533,700	57,090

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	CSC Steel Holdings Bhd	1,264,100	$359,297
#*	Cypark Resources Bhd	744,550	180,782
#	D&O Green Technologies Bhd	3,227,500	3,605,515
	Datasonic Group Bhd	93,600	10,803
#	Dayang Enterprise Holdings Bhd	3,269,363	1,133,314
	Dialog Group Bhd	6,658,984	4,072,168
	DiGi.Com Bhd	7,223,320	7,143,859
#	DRB-Hicom Bhd	8,617,200	3,564,922
	Dufu Technology Corp. Bhd	1,513,700	801,239
#	Duopharma Biotech Bhd	969,031	373,614
	Dutch Lady Milk Industries Bhd	83,400	581,454
#	Eco World Development Group Bhd	5,187,400	842,185
#*	Eco World International Bhd	504,300	54,554
*	Ecofirst Consolidated Bhd	1,552,400	133,044
#*	Ekovest Bhd	10,629,350	1,024,681
	Evergreen Fibreboard Bhd	1,632,500	151,744
#	FGV Holdings Bhd	583,600	183,459
	Formosa Prosonic Industries Bhd	315,100	255,833
	Fraser & Neave Holdings Bhd	293,900	1,712,340
	Frontken Corp. Bhd	5,212,600	4,064,192
	Gadang Holdings Bhd	2,291,200	185,552
	Gamuda Bhd	5,415,233	4,985,764
#	Gas Malaysia Bhd	654,900	508,834
	Genting Bhd	4,596,900	5,350,094
	Genting Malaysia Bhd	5,198,100	3,470,519
#	Genting Plantations Bhd	894,400	1,273,835
#	George Kent Malaysia Bhd	2,239,687	291,751
#	Globetronics Technology Bhd	3,143,045	851,857
*	Greatech Technology Bhd	51,800	62,659
#	Guan Chong Bhd	1,065,900	688,863
#	Hai-O Enterprise Bhd	1,680,022	535,897
	HAP Seng Consolidated Bhd	4,983,340	8,654,035
#	Hap Seng Plantations Holdings Bhd	1,488,800	670,060
#	Hartalega Holdings Bhd	6,806,200	2,577,955
	Heineken Malaysia Bhd	652,500	4,288,198
#	Hengyuan Refining Co. Bhd	923,200	819,355
	HeveaBoard Bhd	2,169,800	188,701
#	Hextar Global Bhd	313,400	168,782
#	Hiap Teck Venture Bhd	11,708,300	937,323
#	Hibiscus Petroleum Bhd	15,261,000	4,122,776
#	Hong Leong Bank Bhd	619,965	2,986,612
#	Hong Leong Capital Bhd	193,600	299,650
	Hong Leong Financial Group Bhd	1,137,498	4,936,007
	Hong Leong Industries Bhd	506,400	1,052,867
#*	Hong Seng Consolidated Bhd	643,200	30,334
	Hup Seng Industries Bhd	1,551,400	254,730
	IGB Bhd	490,492	276,299
	IHH Healthcare Bhd	1,611,100	2,239,962
	IJM Corp. Bhd	15,110,926	5,535,308
#	Inari Amertron Bhd	7,884,732	4,832,498
	Insas Bhd	4,413,602	830,053
	IOI Corp. Bhd	3,788,477	3,399,466
	IOI Properties Group Bhd	5,742,019	1,482,498
*	Iris Corp. Bhd	779,200	22,954
*	Iskandar Waterfront City Bhd	3,034,000	236,137
#*	JAKS Resources Bhd	11,627,360	684,373
#	Jaya Tiasa Holdings Bhd	5,092,139	742,720
#*	JHM Consolidation Bhd	1,347,000	271,157
	Keck Seng Malaysia Bhd	350,500	295,260

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Kelington Group Bhd	944,000	$343,787
	Kenanga Investment Bank Bhd	1,777,300	394,056
	Kerjaya Prospek Group Bhd	1,627,887	462,766
#	Kim Loong Resources Bhd	1,212,260	508,855
#*	KNM Group Bhd	15,379,881	217,040
#	Kobay Technology Bhd	604,100	432,146
	Kossan Rubber Industries Bhd	7,721,400	1,905,578
	KPJ Healthcare Bhd	9,461,600	2,287,084
#	Kretam Holdings Bhd	4,777,400	673,661
*	KSL Holdings Bhd	665,900	128,210
	Kuala Lumpur Kepong Bhd	873,130	4,392,473
	Kumpulan Fima Bhd	709,900	331,387
	Lagenda Properties Bhd	1,004,300	290,348
	Land & General Bhd	13,569,120	351,313
#	LBS Bina Group Bhd	5,781,393	577,773
#*	Leong Hup International Bhd	1,106,500	128,612
#	Lii Hen Industries Bhd	2,139,900	431,797
#Ω	Lotte Chemical Titan Holding Bhd	1,791,575	660,528
#	LPI Capital Bhd	535,440	1,620,080
#	Magni-Tech Industries Bhd	1,388,700	603,229
#	Magnum Bhd	4,170,762	1,302,620
#	Mah Sing Group Bhd	8,407,651	1,195,462
#	Malakoff Corp. Bhd	8,503,100	1,377,681
	Malayan Banking Bhd	7,849,450	16,099,127
#	Malayan Flour Mills Bhd	4,343,700	846,722
#*	Malaysia Airports Holdings Bhd	3,399,345	5,634,996
#	Malaysia Building Society Bhd	14,441,367	2,053,388
#	Malaysia Smelting Corp. Bhd	1,039,400	519,748
#	Malaysian Pacific Industries Bhd	491,225	3,863,924
#	Malaysian Resources Corp. Bhd	12,944,957	1,005,787
#	Matrix Concepts Holdings Bhd	6,207,605	2,272,240
#	Maxis Bhd	5,495,015	5,111,664
#	MBM Resources Bhd	866,110	709,175
	Media Prima Bhd	1,753,200	191,579
	Mega First Corp. Bhd	3,714,800	3,106,015
	MISC Bhd	2,285,260	3,925,098
#	MKH Bhd	2,772,375	813,757
#	MNRB Holdings Bhd	3,224,954	696,390
	MPHB Capital Bhd	529,800	123,125
Ω	MR DIY Group M Bhd	122,100	54,539
	Muda Holdings Bhd	802,600	339,108
*	Muhibbah Engineering M Bhd	2,475,650	410,184
	My EG Services Bhd	11,686,601	2,504,139
	Nestle Malaysia Bhd	131,500	4,168,714
	Nylex Malaysia Bhd	20,250	2,603
#	OCK Group Bhd	2,278,500	217,143
	Oriental Holdings Bhd	966,840	1,570,276
	OSK Holdings Bhd	8,061,267	1,891,529
#	PA Resources Bhd	1,561,800	125,008
	Padini Holdings Bhd	2,390,500	2,048,465
	Panasonic Manufacturing Malaysia Bhd	50,500	273,564
	Pantech Group Holdings Bhd	2,830,131	552,280
	Paramount Corp. Bhd	1,893,175	337,530
#	Perak Transit Bhd	2,845,000	821,751
#	Petron Malaysia Refining & Marketing Bhd	672,300	721,701
	Petronas Chemicals Group Bhd	4,912,900	9,641,267
	Petronas Dagangan Bhd	747,200	3,820,714
#	Petronas Gas Bhd	1,268,708	5,007,682
#	PIE Industrial Bhd	276,100	199,990

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	PMB Technology Bhd	311,500	$310,157
#*	Pos Malaysia Bhd	465,800	65,065
	PPB Group Bhd	1,596,940	6,594,466
#	Press Metal Aluminium Holdings Bhd	6,686,660	8,156,136
	Public Bank Bhd	22,265,355	22,163,328
	QL Resources Bhd	3,498,330	4,813,523
	Ranhill Utilities Bhd	839,277	101,525
	RCE Capital Bhd	233,300	100,727
	RHB Bank Bhd	6,156,070	8,310,521
#	Sam Engineering & Equipment M Bhd	603,600	706,479
*	Sapura Energy Bhd	40,752,188	476,378
#	Sarawak Oil Palms Bhd	2,372,337	1,477,117
	Scientex Bhd	4,724,984	3,917,463
	SEG International Bhd	533,828	81,991
#*	Shangri-La Hotels Malaysia Bhd	440,600	343,100
	Sime Darby Bhd	10,357,087	5,624,558
	Sime Darby Plantation Bhd	4,242,861	4,313,842
#	Sime Darby Property Bhd	12,436,087	1,432,703
#	SKP Resources Bhd	5,269,025	2,094,771
	SP Setia Bhd Group	7,814,159	1,279,207
#	Sports Toto Bhd	4,834,550	1,826,821
*††	Sumatec Resources Bhd	786,700	0
	Sunway Bhd	6,948,690	2,627,884
#	Sunway Construction Group Bhd	1,820,519	697,418
#	Supermax Corp. Bhd	4,399,200	838,218
	Suria Capital Holdings Bhd	261,280	72,393
#	Syarikat Takaful Malaysia Keluarga Bhd	2,703,975	2,309,979
#	Ta Ann Holdings Bhd	1,848,123	1,479,309
#	Taliworks Corp. Bhd	2,261,466	456,033
	Tan Chong Motor Holdings Bhd	864,500	247,112
	TASCO Bhd	858,600	186,708
	Telekom Malaysia Bhd	2,775,528	3,404,821
	Tenaga Nasional Bhd	3,862,281	8,534,884
	Thong Guan Industries Bhd	1,129,400	640,174
	TIME dotCom Bhd	4,601,580	5,680,419
#	Top Glove Corp. Bhd	21,299,660	4,162,585
#*	Tropicana Corp. Bhd	5,002,932	1,585,805
	TSH Resources Bhd	5,470,650	1,425,650
#	Uchi Technologies Bhd	1,678,340	1,245,800
	UEM Edgenta Bhd	1,879,800	463,348
#*	UEM Sunrise Bhd	1,503,745	95,666
#	UMW Holdings Bhd	1,908,406	1,657,720
#	Unisem M Bhd	1,060,700	790,807
	United Malacca Bhd	226,150	290,470
	United Plantations Bhd	415,400	1,510,850
#	UOA Development Bhd	6,377,799	2,512,353
	UWC Bhd	1,702,800	1,633,468
#*	Velesto Energy Bhd	17,587,292	955,133
	ViTrox Corp. Bhd	1,262,100	2,332,618
#	VS Industry Bhd	6,010,300	1,372,766
#	WCT Holdings Bhd	5,075,940	519,534
#	Wellcall Holdings Bhd	2,992,350	815,329
	Westports Holdings Bhd	3,424,000	3,032,160
*	Widad Group Bhd	862,400	84,948
#	Yinson Holdings Bhd	8,114,680	5,122,569
*	YNH Property Bhd	4,424,693	4,559,764
#	YTL Corp. Bhd	19,421,394	2,578,548
#	YTL Power International Bhd	6,249,387	1,078,972
TOTAL MALAYSIA			414,292,172

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (2.6%)
#*	ALEATICA SAB de CV	54,542	$99,928
	Alfa SAB de CV, Class A	27,388,079	19,824,196
#	Alpek SAB de CV	4,032,777	6,367,035
*	Alsea SAB de CV	3,476,780	8,312,293
	America Movil SAB de CV	6,711,282	7,006,920
#	America Movil SAB de CV, Sponsored ADR, Class L	3,735,424	78,182,424
	Arca Continental SAB de CV	978,466	8,630,849
#*	Axtel SAB de CV	8,395,745	650,954
#Ω	Banco del Bajio SA	1,970,753	7,916,293
#	Becle SAB de CV	690,236	1,672,944
#	Bolsa Mexicana de Valores SAB de CV	2,890,788	6,277,280
*	Cemex SAB de CV	1,380,264	734,460
*	Cemex SAB de CV, Sponsored ADR	3,538,117	18,893,546
	Cia Minera Autlan SAB de CV, Class B	14,731	13,221
	Coca-Cola Femsa SAB de CV, Sponsored ADR	90,624	6,903,736
	Coca-Cola Femsa SAB de CV	328,303	2,497,861
	Consorcio ARA SAB de CV	8,643,162	1,918,612
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	2,995,013
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	1,121,710
	Corp Actinver SAB de CV	61,598	41,953
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	165,616
#	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	9,236,279
	Corp. Moctezuma SAB de CV	398,200	1,194,780
	Cydsa SAB de CV	6,129	5,728
	Dine SAB de CV	7,300	9,696
	El Puerto de Liverpool SAB de CV, Class C1	609,496	3,865,649
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	52,211
	Fomento Economico Mexicano SAB de CV	339,660	2,973,885
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	8,693,253
	GCC SAB de CV	1,035,350	8,217,700
	Genomma Lab Internacional SAB de CV, Class B	6,561,852	6,195,785
	Gentera SAB de CV	7,728,220	9,431,215
	Gruma SAB de CV, Class B	1,122,328	16,277,794
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,406,300	12,848,297
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,907	4,988,481
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,095,634	18,870,820
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	10,384,409
#	Grupo Bimbo SAB de CV, Class A	4,252,424	21,112,510
	Grupo Carso SAB de CV	2,031,703	10,196,008
	Grupo Comercial Chedraui SA de CV	2,671,655	13,160,708
#	Grupo Elektra SAB de CV	218,828	11,993,966
#	Grupo Financiero Banorte SAB de CV, Class O	5,459,900	45,232,167
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,512,240	14,047,805
*	Grupo Gigante SAB de CV	41,000	53,344
	Grupo Herdez SAB de CV	1,749,897	4,236,627
*	Grupo Hotelero Santa Fe SAB de CV	306,056	68,588
	Grupo Industrial Saltillo SAB de CV	320,237	533,998
	Grupo KUO SAB de CV, Class B	271,325	611,654
	Grupo Mexico SAB de CV, Class B	9,381,367	41,724,303
#*	Grupo Pochteca SAB de CV	386,111	168,137
	Grupo Rotoplas SAB de CV	435,275	656,016
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	192,096
#*	Grupo Simec SAB de CV, Class B	1,299,357	14,835,599
	Grupo Televisa SAB, Sponsored ADR	1,878,081	11,550,198
#	Grupo Televisa SAB	2,650,967	3,243,582
#*Ω	Grupo Traxion SAB de CV	222,608	410,094
#*	Hoteles City Express SAB de CV	2,213,204	912,056
*	Industrias CH SAB de CV, Class B	1,955,380	23,156,567

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Industrias Penoles SAB de CV	811,234	$11,467,692
#	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	9,105,820
#	La Comer SAB de CV	5,211,290	11,446,268
#	Megacable Holdings SAB de CV	3,692,904	11,611,845
#*	Minera Frisco SAB de CV, Class A1	5,848,090	937,906
*Ω	Nemak SAB de CV	14,602,283	4,691,528
	Operadora de Sites Mexicanos SA de CV, Class A	5,949,086	6,283,812
	Orbia Advance Corp. SAB de CV	7,055,317	14,057,805
#*	Organizacion Cultiba SAB de CV	194,351	116,009
	Organizacion Soriana SAB de CV, Class B	3,347,298	5,430,549
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	12,503,745
	Promotora y Operadora de Infraestructura SAB de CV, Class L	27,893	153,311
#	Qualitas Controladora SAB de CV	1,291,998	7,137,019
	Regional SAB de CV	1,990,064	17,219,990
#*	Sitios Latinoamerica SAB de CV	546,768	251,745
*	Vista Energy SAB de CV, ADR	41,438	658,864
	Vitro SAB de CV, Class A	423,513	449,816
	Wal-Mart de Mexico SAB de CV	5,324,992	20,798,872
TOTAL MEXICO			645,891,445
PERU — (0.1%)
#*	Aenza SAA, Sponsored ADR	62,262	168,980
	Cementos Pacasmayo SAA, ADR	39,716	212,095
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,272,161
	Credicorp Ltd.	135,314	18,172,670
	Fossal SAA, ADR	55	114
	Intercorp Financial Services, Inc.	2,452	58,823
TOTAL PERU			19,884,843
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	780,700	128,541
	A Soriano Corp.	818,000	144,171
	Aboitiz Equity Ventures, Inc.	4,463,560	4,659,939
	Aboitiz Power Corp.	4,338,200	2,879,463
	ACEN Corp.	8,128,450	1,045,677
††	ACR Mining Corp.	11,905	731
*	AgriNurture, Inc.	197,900	24,542
	Alliance Global Group, Inc.	25,557,694	5,864,403
	Alsons Consolidated Resources, Inc.	3,329,000	51,001
	Apex Mining Co., Inc.	13,799,000	502,785
*	Apollo Global Capital, Inc.	68,540,000	42,711
*	Atlas Consolidated Mining & Development Corp.	4,306,100	348,173
	Ayala Corp.	379,300	4,932,736
	Ayala Land, Inc.	5,709,220	3,079,336
*	AyalaLand Logistics Holdings Corp.	4,224,200	233,906
	Bank of the Philippine Islands	3,718,016	7,159,059
	BDO Unibank, Inc.	6,838,695	15,424,235
*	Belle Corp.	28,836,700	718,735
*	Bloomberry Resorts Corp.	25,875,500	4,377,498
*	Cebu Air, Inc.	1,989,640	1,561,202
*	Cebu Holdings, Inc.	2,065,000	210,441
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	503,492
	Century Pacific Food, Inc.	6,067,150	2,867,079
	China Banking Corp.	2,066,890	1,084,357
	COL Financial Group, Inc.	1,337,000	75,828
*	Converge Information & Communications Technology Solutions, Inc.	2,221,100	713,537
	Cosco Capital, Inc.	15,599,700	1,340,164
	D&L Industries, Inc.	16,465,300	2,504,649

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	DITO CME Holdings Corp.	768,900	$44,693
	DMCI Holdings, Inc.	27,714,100	5,595,326
	DoubleDragon Corp.	4,051,390	511,057
	East West Banking Corp.	6,059,450	806,668
*	Emperador, Inc.	4,235,300	1,590,131
	Filinvest Development Corp.	267,400	31,274
	Filinvest Land, Inc.	121,976,687	1,922,883
	First Gen Corp.	790,300	254,584
	First Philippine Holdings Corp.	2,595,920	2,996,748
	Global Ferronickel Holdings, Inc.	15,615,756	715,347
*	Global-Estate Resorts, Inc.	488,000	8,317
	Globe Telecom, Inc.	95,449	3,539,457
	GT Capital Holdings, Inc.	449,202	4,201,938
*	Holcim Philippines, Inc.	155,100	11,706
*	Integrated Micro-Electronics, Inc.	5,987,440	581,753
	International Container Terminal Services, Inc.	2,426,702	9,225,203
	JG Summit Holdings, Inc.	6,764,536	6,653,602
	Jollibee Foods Corp.	1,314,277	5,734,439
	LT Group, Inc.	12,909,600	2,385,217
*	MacroAsia Corp.	1,707,196	155,239
	Manila Electric Co.	486,540	2,503,101
	Manila Water Co., Inc.	10,346,400	3,734,543
*	Max's Group, Inc.	1,368,500	128,705
*	Megawide Construction Corp.	5,375,270	309,529
	Megaworld Corp.	72,753,300	2,827,977
	Metro Pacific Investments Corp.	47,637,500	3,526,796
	Metropolitan Bank & Trust Co.	5,258,439	5,524,740
	Nickel Asia Corp.	23,126,040	2,672,950
*	Petron Corp.	22,616,000	1,040,283
††	Philcomsat Holdings Corp.	410,332	449
	Philex Mining Corp.	6,001,350	320,860
*	Philippine National Bank	2,756,366	996,017
	Philippine Stock Exchange, Inc.	84,552	273,839
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	392,460
	Pilipinas Shell Petroleum Corp.	1,919,540	612,228
	PLDT, Inc., Sponsored ADR	124,059	3,175,910
	PLDT, Inc.	305,790	7,578,403
	Premium Leisure Corp.	26,286,000	250,368
	Puregold Price Club, Inc.	7,427,880	4,562,707
*	PXP Energy Corp.	2,088,200	251,379
	RFM Corp.	6,096,300	402,229
	Rizal Commercial Banking Corp.	2,919,464	1,252,911
	Robinsons Land Corp.	20,037,818	5,624,687
	Robinsons Retail Holdings, Inc.	2,390,670	2,549,086
	San Miguel Corp.	3,617,830	6,623,693
	San Miguel Food & Beverage, Inc.	665,190	563,020
	Security Bank Corp.	2,379,468	4,015,629
	Semirara Mining & Power Corp.	5,294,800	3,112,212
	Shakey's Pizza Asia Ventures, Inc.	366,600	56,418
	SM Investments Corp.	260,440	4,404,092
	SM Prime Holdings, Inc.	9,702,990	6,574,539
	Synergy Grid & Development Phils, Inc.	48,600	9,795
*	Top Frontier Investment Holdings, Inc.	155,417	266,245
	Union Bank of the Philippines	2,873,419	5,090,594
	Universal Robina Corp.	2,458,860	6,211,545
	Vista Land & Lifescapes, Inc.	55,151,800	1,791,558
	Vistamalls, Inc.	912,800	51,847

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	4,039,600	$2,366,280
TOTAL PHILIPPINES			201,093,597
POLAND — (0.8%)
*	11 bit studios SA	5,965	806,229
	AB SA	2,538	30,122
#*	Agora SA	224,320	289,991
*	Alior Bank SA	691,881	6,286,622
*Ω	Allegro.eu SA	187,054	1,301,998
	Alumetal SA	19,143	327,019
#	Amica SA	29,213	590,415
#*	AmRest Holdings SE	246,351	1,165,492
	Apator SA	59,963	193,885
#	ASBISc Enterprises PLC	205,286	1,041,387
	Asseco Poland SA	69,061	1,215,387
#	Asseco South Eastern Europe SA	15,414	156,943
#	Auto Partner SA	97,625	342,116
	Bank Handlowy w Warszawie SA	140,316	2,625,813
#*	Bank Millennium SA	3,373,954	4,016,232
*	Bank Ochrony Srodowiska SA	110,048	227,003
	Bank Polska Kasa Opieki SA	269,221	5,753,052
*	Benefit Systems SA	1,294	248,480
#*	Bioton SA	193,900	155,271
	Boryszew SA	1,598,176	2,011,465
#	Budimex SA	85,494	5,498,359
#*	CCC SA	176,062	1,795,024
#	CD Projekt SA	94,206	3,039,915
#	Celon Pharma SA	29,404	117,040
#*	CI Games SA	1,041,561	675,665
	Ciech SA	285,643	3,170,047
#	Cognor Holding SA	529,563	875,324
#	ComArch SA	15,106	576,011
	Creepy Jar SA	671	131,632
	Cyfrowy Polsat SA	923,627	3,921,906
	Develia SA	1,249,758	757,395
*Ω	Dino Polska SA	91,353	8,276,095
	Dom Development SA	26,371	615,540
	Echo Investment SA	10,980	8,067
*	Enea SA	1,614,556	2,519,362
*	Eurocash SA	481,812	1,659,572
	Fabryki Mebli Forte SA	103,536	571,730
*	Famur SA	826,987	696,541
	Globe Trade Centre SA	254,305	362,822
*	Grupa Azoty SA	341,097	3,584,967
	Grupa Kety SA	61,761	7,129,291
#	ING Bank Slaski SA	86,700	3,461,453
	Inter Cars SA	32,809	3,441,720
#*	Jastrzebska Spolka Weglowa SA	309,273	4,829,085
	Kernel Holding SA	438,998	1,874,881
#	KGHM Polska Miedz SA	381,447	12,470,684
	KRUK SA	108,176	8,789,737
*	Lentex SA	26,243	51,262
	LiveChat Software SA	50,857	1,481,259
	LPP SA	4,035	9,451,547
#*	Lubawa SA	24,192	14,102
#	Lubelski Wegiel Bogdanka SA	95,512	1,216,564
*	mBank SA	46,697	3,442,641
#*	Mercator Medical SA	9,426	100,932
	Mirbud SA	266,241	358,779

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Mo-BRUK SA	6,692	$449,528
	Neuca SA	4,207	606,809
	NEWAG SA	511	2,206
#	Orange Polska SA	2,152,548	3,475,037
*Ω	Pepco Group NV	1,184	11,483
*	PGE Polska Grupa Energetyczna SA	2,897,348	5,017,019
*	PKP Cargo SA	150,938	522,534
	PlayWay SA	1,574	148,229
#*	Polimex-Mostostal SA	374,044	455,671
	Polski Koncern Naftowy Orlen SA	2,132,163	32,024,277
	Powszechna Kasa Oszczednosci Bank Polski SA	881,719	6,576,304
	Powszechny Zaklad Ubezpieczen SA	974,327	8,281,760
	Santander Bank Polska SA	37,434	2,488,703
*	Selvita SA	656	13,010
#	Stalexport Autostrady SA	986,549	677,577
*	Tauron Polska Energia SA	6,961,162	3,798,482
	TEN Square Games SA	1,146	33,997
	Tim SA	52,129	407,800
	Torpol SA	6,503	29,472
	Votum SA	1,013	12,813
#	VRG SA	1,129,068	870,759
#	Warsaw Stock Exchange	112,800	982,038
*	Wawel SA	149	16,152
	Wirtualna Polska Holding SA	20,581	493,923
#Ω	XTB SA	189,877	1,453,617
#*	Zespol Elektrowni Patnow Adamow Konin SA	67,283	442,512
TOTAL POLAND			195,043,585
QATAR — (0.6%)
	Aamal Co.	9,405,304	2,538,638
	Al Khaleej Takaful Group QSC	1,179,468	724,981
	Al Meera Consumer Goods Co. QSC	492,307	2,180,555
*	Alijarah Holding Co. QPSC	2,531,649	501,315
	Baladna	6,105,776	2,505,445
	Barwa Real Estate Co.	5,134,762	4,016,314
	Commercial Bank PSQC	2,449,757	4,049,827
*	Dlala Brokerage & Investments Holding Co. QSC	380,501	118,790
	Doha Bank QPSC	5,543,152	2,948,185
	Doha Insurance Co. QSC	546,834	316,585
*	Estithmar Holding QPSC	4,157,516	1,926,836
*	Gulf International Services QSC	11,801,409	5,760,760
	Gulf Warehousing Co.	1,045,282	980,743
	Industries Qatar QSC	1,764,661	6,836,998
*	Lesha Bank LLC	4,934,118	1,555,617
	Mannai Corp. QSC	532,598	1,133,584
	Masraf Al Rayan QSC	6,333,165	4,768,394
*	Mazaya Real Estate Development QPSC	6,250,185	1,189,532
	Medicare Group	757,355	1,293,162
	Mesaieed Petrochemical Holding Co.	3,886,041	2,305,340
	Ooredoo QPSC	1,854,431	4,556,614
	Qatar Aluminum Manufacturing Co.	11,962,005	6,005,480
	Qatar Electricity & Water Co. QSC	1,183,949	5,787,489
	Qatar Fuel QSC	707,581	3,477,178
	Qatar Gas Transport Co. Ltd.	11,650,551	12,193,823
	Qatar Industrial Manufacturing Co. QSC	441,157	383,038
	Qatar Insurance Co. SAQ	2,611,876	1,311,578
	Qatar International Islamic Bank QSC	1,750,465	4,972,464
	Qatar Islamic Bank SAQ	2,298,758	12,444,474
	Qatar Islamic Insurance Group	94,299	224,637

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	7,909,233	$39,206,010
	Qatar National Cement Co. QSC	1,025,419	1,436,909
	Qatar Navigation QSC	1,533,030	4,012,314
*	Salam International Investment Ltd. QSC	7,854,415	1,326,454
	United Development Co. QSC	14,478,495	4,822,787
	Vodafone Qatar QSC	11,688,748	5,519,037
*	Widam Food Co.	482,411	212,870
	Zad Holding Co.	46,851	181,321
TOTAL QATAR			155,726,078
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	405,070	0
*††	Gazprom PJSC,Sponsored ADR	4,512,952	0
*††	Globaltrans Investment PLC,GDR	391,653	0
*††	Lukoil PJSC,Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC,ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC,GDR	35,141	0
*††	Novolipetsk Steel PJSC,GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC,GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Ros Agro PLC,GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC,Sponsored ADR	405,087	0
*††	RusHydro PJSC,ADR	4,546,575	0
*††	Sberbank of Russia PJSC,Sponsored ADR	3,144,384	0
*††	Severstal PAO,GDR	286,030	0
*††	Tatneft PJSC,Sponsored ADR	412,671	0
*††	VK Co. Ltd.,GDR	123,722	0
*††	VTB Bank PJSC,GDR	7,638,337	0
*††	X5 Retail Group NV,GDR	220,443	0
SAUDI ARABIA — (3.5%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	179,890	1,127,369
	Abdullah Al Othaim Markets Co.	302,639	8,513,650
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	70,332	542,043
	Advanced Petrochemical Co.	604,040	7,617,944
*	Al Alamiya for Cooperative Insurance Co.	162,374	589,581
	Al Babtain Power & Telecommunication Co.	210,031	1,277,901
*	Al Etihad Cooperative Insurance Co.	227,246	1,027,989
*	Al Gassim Investment Holding Co.	110,105	702,070
	Al Hammadi Holding	467,282	6,004,530
*	Al Hassan Ghazi Ibrahim Shaker Co.	206,770	1,046,319
	Al Jouf Agricultural Development Co.	105,918	1,339,818
*	Al Jouf Cement Co.	532,853	1,822,734
*	Al Khaleej Training & Education Co.	337,261	1,372,682
	Al Moammar Information Systems Co.	115,437	2,959,129
*	Al Rajhi Bank	3,129,345	68,693,018
*	Al Rajhi Co. for Co-operative Insurance	153,597	4,162,033
*	Al Sagr Cooperative Insurance Co.	6,298	27,378
	Al Yamamah Steel Industries Co.	245,237	1,603,828
*	AlAbdullatif Industrial Investment Co.	273,898	1,235,680
	Alandalus Property Co.	311,198	1,432,004
	Alaseel Co.	146,031	1,480,621
*	Al-Baha Development & Investment Co.	86,328	298,221
	Aldrees Petroleum & Transport Services Co.	244,387	5,198,183

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alinma Bank	2,356,395	$20,759,915
*	AlJazira Takaful Ta'awuni Co.	269,993	1,334,906
*	Allianz Saudi Fransi Cooperative Insurance Co.	277,005	1,098,370
*	Allied Cooperative Insurance Group	3,472	11,533
	Almarai Co. JSC	776,345	11,505,303
	Almunajem Foods Co.	1,424	23,416
	Al-Omran Industrial & Trading Co.	12,767	251,636
	Alujain Corp.	223,789	2,381,403
	Arab National Bank	839,145	6,203,796
*	Arab Sea Information Systems Co.	23,774	466,466
*	Arabia Insurance Cooperative Co.	27,376	83,112
	Arabian Cement Co.	482,907	4,587,688
	Arabian Centres Co. Ltd.	589,472	3,155,785
	Arabian Contracting Services Co.	1,691	49,454
	Arabian Internet & Communications Services Co.	2,250	152,357
*	Arabian Shield Cooperative Insurance Co.	166,386	765,339
	Arriyadh Development Co.	874,042	4,438,595
	Astra Industrial Group	371,868	5,390,616
	Ataa Educational Co.	110,569	1,537,040
	Baazeem Trading Co.	37,714	643,420
*	Bank AlBilad	1,488,056	17,869,348
	Bank Al-Jazira	1,801,792	9,353,041
	Banque Saudi Fransi	632,155	6,912,525
*	Basic Chemical Industries Ltd.	154,210	1,476,891
*	Batic Investments & Logistic Co.	118,692	743,831
	Bawan Co.	364,298	3,156,842
	BinDawood Holding Co.	1,062	17,141
	Bupa Arabia for Cooperative Insurance Co.	219,234	9,146,443
*	Buruj Cooperative Insurance Co.	158,857	767,137
*	Chubb Arabia Cooperative Insurance Co.	96,023	463,564
	City Cement Co.	676,291	3,792,412
*	Co. for Cooperative Insurance	415,209	9,325,337
	Dallah Healthcare Co.	208,563	7,646,443
*	Dar Al Arkan Real Estate Development Co.	3,172,048	10,616,113
	Dr Sulaiman Al Habib Medical Services Group Co.	133,967	8,373,331
*	Dur Hospitality Co.	467,106	2,916,025
	Eastern Province Cement Co.	399,492	4,674,323
	Electrical Industries Co.	229,534	1,644,344
*	Emaar Economic City	3,338,999	7,307,995
	Etihad Etisalat Co.	2,739,059	25,876,439
*	Fawaz Abdulaziz Al Hokair & Co.	331,761	1,618,782
*	Fitaihi Holding Group	124,494	1,031,269
*	Gulf General Cooperative Insurance Co.	239,997	523,156
	Gulf Insurance Group	271,208	2,076,192
*	Gulf Union Cooperative Insurance Co.	80,553	201,933
	Hail Cement Co.	444,020	1,409,469
	Halwani Brothers Co.	93,046	1,421,905
*	Herfy Food Services Co.	234,670	2,275,708
	Jarir Marketing Co.	213,739	8,591,134
*	Jazan Energy & Development Co.	205,568	716,670
	L'Azurde Co. for Jewelry	340,547	1,194,874
	Leejam Sports Co. JSC	152,397	3,452,041
	Maharah Human Resources Co.	211,408	3,042,810
*	Malath Cooperative Insurance Co.	184,432	684,441
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	431,273	1,140,935
*	Methanol Chemicals Co.	420,210	2,932,053
*	Middle East Healthcare Co.	387,954	2,863,198
	Middle East Paper Co.	365,240	2,947,677
*	Middle East Specialized Cables Co.	193,658	557,299

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mobile Telecommunications Co. Saudi Arabia	5,332,669	$14,923,370
	Mouwasat Medical Services Co.	157,656	8,679,582
	Najran Cement Co.	882,781	2,981,369
*	Nama Chemicals Co.	138,015	1,224,067
*	National Agriculture Development Co.	363,434	2,264,209
	National Co. for Glass Industries	151,129	1,404,895
	National Co. for Learning & Education	71,378	1,537,496
	National Gas & Industrialization Co.	169,850	2,384,520
	National Gypsum	124,098	818,636
*	National Industrialization Co.	2,350,388	7,776,627
	National Medical Care Co.	167,586	3,548,882
*	National Metal Manufacturing & Casting Co.	53,935	274,753
	Nayifat Finance Co.	16,906	86,208
	Northern Region Cement Co.	828,539	2,500,632
	Qassim Cement Co.	229,607	4,122,628
*	Rabigh Refining & Petrochemical Co.	3,333,238	9,976,826
*	Raydan Food Co.	44,068	295,364
	Riyad Bank	3,020,567	24,914,822
	SABIC Agri-Nutrients Co.	724,788	26,574,461
	Sahara International Petrochemical Co.	2,478,229	24,656,627
*	Saudi Airlines Catering Co.	139,013	2,812,157
*	Saudi Arabian Amiantit Co.	6,891	80,092
*	Saudi Arabian Cooperative Insurance Co.	137,061	460,689
*	Saudi Arabian Mining Co.	2,291,409	45,340,890
Ω	Saudi Arabian Oil Co.	4,234,594	37,359,653
	Saudi Automotive Services Co.	243,218	2,296,280
	Saudi Basic Industries Corp.	1,943,245	48,222,819
	Saudi British Bank	1,812,919	17,566,030
*††	Saudi Cable Co.	5,172	7,607
	Saudi Cement Co.	511,127	7,079,886
	Saudi Ceramic Co.	407,905	3,360,372
	Saudi Chemical Co. Holding	391,094	2,814,911
*	Saudi Co. For Hardware CJSC	148,155	1,181,174
	Saudi Electricity Co.	1,560,308	9,614,579
*	Saudi Ground Services Co.	471,423	2,801,998
	Saudi Industrial Investment Group	1,546,946	10,278,626
	Saudi Industrial Services Co.	520,281	3,229,965
	Saudi Investment Bank	882,628	4,240,263
*	Saudi Kayan Petrochemical Co.	5,208,347	18,566,976
*	Saudi Marketing Co.	209,028	1,225,317
	Saudi National Bank	2,027,304	25,664,806
*	Saudi Paper Manufacturing Co.	113,252	793,170
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	279,369	1,711,782
*	Saudi Printing & Packaging Co.	174,930	870,418
*	Saudi Public Transport Co.	536,770	2,453,065
*	Saudi Real Estate Co.	966,209	3,155,487
*	Saudi Reinsurance Co.	429,558	1,834,753
*	Saudi Research & Media Group	222,433	11,152,116
*	Saudi Steel Pipe Co.	115,367	608,739
	Saudi Telecom Co.	3,951,662	38,999,709
*	Saudi Vitrified Clay Pipe Co. Ltd.	496	5,734
	Saudia Dairy & Foodstuff Co.	90,119	5,657,372
	Savola Group	1,218,241	9,775,086
*	Seera Group Holding	1,457,818	7,210,480
*	Sinad Holding Co.	546,281	1,610,419
	Southern Province Cement Co.	360,869	4,853,331
*	Tabuk Agriculture	35,355	161,389
	Tabuk Cement Co.	437,531	1,755,928
*	Takween Advanced Industries Co.	273,669	725,055

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Tanmiah Food Co.	937	$31,690
	Theeb Rent A Car Co.	579	10,446
	Umm Al-Qura Cement Co.	309,538	1,415,593
	United Electronics Co.	256,349	5,197,822
	United International Transportation Co.	377,294	5,050,241
	United Wire Factories Co.	179,444	1,220,383
*	Walaa Cooperative Insurance Co.	374,137	1,500,320
*	Yamama Cement Co.	863,451	6,612,260
	Yanbu Cement Co.	515,155	5,097,977
	Yanbu National Petrochemical Co.	874,578	10,363,746
	Zahrat Al Waha For Trading Co.	88,838	821,180
*	Zamil Industrial Investment Co.	301,831	1,365,428
TOTAL SAUDI ARABIA			872,848,129
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	2,906,959	33,407,666
	Adcock Ingram Holdings Ltd.	528,376	1,553,621
	Adcorp Holdings Ltd.	391,159	116,492
	Advtech Ltd.	4,424,485	4,719,652
	AECI Ltd.	1,212,440	6,105,092
	African Rainbow Minerals Ltd.	737,942	12,101,117
	Afrimat Ltd.	180,926	571,677
	Alexander Forbes Group Holdings Ltd.	1,344,553	380,318
	Altron Ltd., Class A	390,373	195,936
#	Alviva Holdings Ltd.	1,098,634	1,749,125
	Anglo American Platinum Ltd.	126,667	9,420,361
	AngloGold Ashanti Ltd., Sponsored ADR	1,236,929	26,000,248
*	ArcelorMittal South Africa Ltd.	1,353,621	307,405
	Aspen Pharmacare Holdings Ltd.	1,478,832	12,902,394
	Astral Foods Ltd.	383,984	3,558,364
	AVI Ltd.	2,109,767	9,005,169
	Barloworld Ltd.	2,209,392	11,422,256
	Bid Corp. Ltd.	701,314	14,478,429
	Bidvest Group Ltd.	1,305,179	16,855,328
*	Blue Label Telecoms Ltd.	3,665,341	1,097,341
#*	Brait PLC	4,298,176	944,361
	Capitec Bank Holdings Ltd.	92,707	9,575,359
	Cashbuild Ltd.	164,174	1,772,324
	Caxton & CTP Publishers & Printers Ltd.	47,312	24,152
*	City Lodge Hotels Ltd.	1,103,531	317,665
	Clicks Group Ltd.	982,316	14,993,983
	Coronation Fund Managers Ltd.	1,481,435	2,982,963
	Curro Holdings Ltd.	657,904	344,929
	DataTec Ltd.	3,911,977	7,662,300
Ω	Dis-Chem Pharmacies Ltd.	1,536,612	2,638,860
*	Discovery Ltd.	1,352,117	10,754,925
*	Distell Group Holdings Ltd.	348,539	3,495,011
	DRDGOLD Ltd.	1,105,109	882,642
	Exxaro Resources Ltd.	1,121,245	14,071,453
	Famous Brands Ltd.	455,808	1,582,222
	FirstRand Ltd.	9,377,292	34,842,248
	Foschini Group Ltd.	2,081,154	13,009,149
	Gold Fields Ltd., Sponsored ADR	3,492,476	39,953,925
	Grand Parade Investments Ltd.	370,203	70,378
	Grindrod Ltd.	3,322,579	1,993,165
	Harmony Gold Mining Co. Ltd.	1,318,388	4,695,273

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,667,172	$12,871,774
	Hudaco Industries Ltd.	252,299	2,101,043
	Impala Platinum Holdings Ltd.	3,143,788	36,454,823
	Investec Ltd.	1,476,660	9,379,715
	Italtile Ltd.	811,174	622,479
	JSE Ltd.	546,139	3,642,700
	KAP Industrial Holdings Ltd.	13,610,733	3,245,783
	Kumba Iron Ore Ltd.	196,460	6,015,613
	Lewis Group Ltd.	1,028,832	2,719,577
	Life Healthcare Group Holdings Ltd.	10,445,234	10,255,843
	Merafe Resources Ltd.	7,676,019	591,753
	Metair Investments Ltd.	1,705,238	2,440,942
	MiX Telematics Ltd., Sponsored ADR	40,982	354,494
	Momentum Metropolitan Holdings	10,239,114	11,168,966
	Motus Holdings Ltd.	1,075,786	7,621,910
	Mpact Ltd.	1,397,429	2,334,815
	Mr Price Group Ltd.	1,000,203	9,465,140
	MTN Group Ltd.	8,070,618	68,314,683
	MultiChoice Group	1,614,044	11,143,935
*	Murray & Roberts Holdings Ltd.	2,561,456	399,104
*	Nampak Ltd.	3,551,505	200,385
	Naspers Ltd., Class N	101,752	19,672,613
	Nedbank Group Ltd.	1,217,927	15,785,306
#	NEPI Rockcastle NV	1,365,618	8,484,999
#	Netcare Ltd.	7,711,363	6,354,131
	Ninety One Ltd.	1,416,085	3,499,915
#*	Northam Platinum Holdings Ltd.	1,634,544	16,031,259
	Oceana Group Ltd.	706,481	2,799,535
	Old Mutual Ltd.	13,699,831	9,338,881
	Omnia Holdings Ltd.	1,882,711	6,788,212
Ω	Pepkor Holdings Ltd.	6,769,278	8,001,642
	Pick n Pay Stores Ltd.	2,776,251	8,893,374
*	PPC Ltd.	9,088,434	1,389,930
#	PSG Konsult Ltd.	985,908	724,784
#*	Purple Group Ltd.	19,409	1,842
	Raubex Group Ltd.	1,553,790	2,142,570
	RCL Foods Ltd.	234,589	135,959
	Reunert Ltd.	1,647,021	5,430,566
	RFG Holdings Ltd.	538,736	380,220
	Royal Bafokeng Platinum Ltd.	552,294	5,269,759
	Sanlam Ltd.	3,929,474	12,733,963
	Santam Ltd.	253,932	4,095,962
	Sappi Ltd.	6,712,580	19,897,728
	Sasol Ltd.	1,112,010	20,201,684
	Sasol Ltd., Sponsored ADR	517,378	9,478,365
	Shoprite Holdings Ltd.	1,126,730	15,597,504
	Sibanye Stillwater Ltd.	9,218,585	24,367,032
	Sibanye Stillwater Ltd., ADR	948,037	10,200,882
*	Southern Sun Ltd.	453,254	123,181
#	SPAR Group Ltd.	1,042,425	8,248,532
#	Spur Corp. Ltd.	581,516	711,712
	Stadio Holdings Ltd.	35,941	9,662
	Standard Bank Group Ltd.	3,335,231	33,277,971
*	Steinhoff International Holdings NV	76,372	2,217
	Sun International Ltd.	1,553,694	3,047,275
#	Super Group Ltd.	4,400,186	6,984,931
#*	Telkom SA SOC Ltd.	3,695,803	7,393,764
#	Tiger Brands Ltd.	936,631	11,205,168
	Transaction Capital Ltd.	1,536,542	3,052,265

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Trencor Ltd.	752,676	$249,517
	Truworths International Ltd.	2,762,383	10,527,212
	Tsogo Sun Gaming Ltd.	2,724,507	1,856,502
	Vodacom Group Ltd.	1,097,125	7,710,432
*	Wilson Bayly Holmes-Ovcon Ltd.	497,885	2,824,835
#	Woolworths Holdings Ltd.	3,952,154	17,142,591
#*	Zeda Ltd.	2,209,392	1,688,788
TOTAL SOUTH AFRICA			887,655,927
SOUTH KOREA — (12.1%)
*	3S Korea Co. Ltd.	69,140	128,198
*	ABco Electronics Co. Ltd.	34,641	295,124
*	Able C&C Co. Ltd.	9,420	50,555
*	ABOV Semiconductor Co. Ltd.	79,114	608,300
*	Abpro Bio Co. Ltd.	780,310	269,646
	Actro Co. Ltd.	1,907	9,570
*	ADTechnology Co. Ltd.	31,575	377,616
#	Advanced Nano Products Co. Ltd.	23,322	1,599,939
	Advanced Process Systems Corp.	67,299	1,048,486
	Aekyung Chemical Co. Ltd.	80,793	574,150
	Aekyung Industrial Co. Ltd.	37,660	602,151
*	AeroSpace Technology of Korea, Inc.	76,140	253,458
	AfreecaTV Co. Ltd.	47,915	3,115,048
#*	Agabang&Company	97,060	299,450
#	Ahnlab, Inc.	26,388	2,017,011
*	AIIT ONE Co. Ltd.	14,548	10,201
	AJ Networks Co. Ltd.	143,265	728,407
#*	Ajin Industrial Co. Ltd.	283,426	626,695
	AJINEXTEK Co. Ltd.	13,275	103,060
	AK Holdings, Inc.	29,430	441,439
*	Alteogen, Inc.	29,310	883,148
*	ALUKO Co. Ltd.	318,003	729,228
#*	Amicogen, Inc.	29,549	465,189
*	Aminologics Co. Ltd.	122,330	197,145
*	Amo Greentech Co. Ltd.	34,645	376,838
#	Amorepacific Corp.	29,422	3,497,292
#	Amorepacific Group	101,488	3,397,589
*	Amotech Co. Ltd.	25,681	612,791
*	Anam Electronics Co. Ltd.	294,483	471,098
#*	Ananti, Inc.	310,445	2,001,435
*	Anapass, Inc.	15,631	182,601
*	Anterogen Co. Ltd.	10,963	123,130
*	Apact Co. Ltd.	93,636	213,914
	APLUS Asset Advisor Co. Ltd.	14,623	57,096
*	Aprogen Healthcare & Games, Inc.	31,571	7,384
*	Aprogen, Inc.	305,375	433,908
*	APS Holdings Corp.	60,708	696,746
*	Aptamer Sciences, Inc.	4,796	33,888
	APTC Co. Ltd.	71,930	668,960
*	Aroot Co. Ltd.	562,919	216,793
	Asia Cement Co. Ltd.	124,820	966,852
	ASIA Holdings Co. Ltd.	6,454	700,152
	Asia Pacific Satellite, Inc.	18,143	169,322
	Asia Paper Manufacturing Co. Ltd.	39,026	1,256,823
*	Asiana Airlines, Inc.	65,155	814,113
*	ASTORY Co. Ltd.	13,733	270,409
	Atec Co. Ltd.	36,496	283,937
*	A-Tech Solution Co. Ltd.	36,570	297,542
	Atinum Investment Co. Ltd.	262,898	637,478

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ATON, Inc.	8,496	$183,371
	AUK Corp.	162,034	305,838
#	Aurora World Corp.	31,833	211,921
	Austem Co. Ltd.	68,783	98,489
#	Autech Corp.	71,225	357,917
	Avaco Co. Ltd.	28,900	343,356
*	Avatec Co. Ltd.	12,740	157,258
	Baiksan Co. Ltd.	64,445	465,910
*	Barunson Entertainment & Arts Corp.	216,495	192,041
*	Benoholdings, Inc.	39,276	95,616
	BGF Co. Ltd.	229,686	794,342
	BGF retail Co. Ltd.	24,997	3,788,799
#*	BH Co. Ltd.	137,309	2,306,540
*	BHI Co. Ltd.	32,827	180,358
*	Binex Co. Ltd.	74,292	625,417
	Binggrae Co. Ltd.	43,415	1,457,975
*	Bioneer Corp.	59,430	1,295,953
#*	BioSmart Co. Ltd.	73,541	224,934
*	Biotoxtech Co. Ltd.	35,542	231,153
	BIT Computer Co. Ltd.	54,650	333,935
	Bixolon Co. Ltd.	15,244	100,176
*	BL Pharmtech Corp.	118,629	62,026
	BNK Financial Group, Inc.	1,103,312	6,364,905
*	Boditech Med, Inc.	85,728	839,757
*	Bohae Brewery Co. Ltd.	405,514	216,384
	BoKwang Industry Co. Ltd.	62,071	315,768
	Bolak Co. Ltd.	39,990	61,677
	Bookook Securities Co. Ltd.	9,158	140,869
#	Boryung	150,897	1,185,508
*	Bosung Power Technology Co. Ltd.	76,359	269,612
	Brand X Co. Ltd.	5,080	27,118
*	Bridge Biotherapeutics, Inc.	14,251	128,052
*	Bucket Studio Co. Ltd.	176,492	203,581
#*	Bukwang Pharmaceutical Co. Ltd.	105,235	797,692
*	Bumyang Construction Co. Ltd.	3,250	10,272
*	BusinessOn Communication Co. Ltd.	7,502	50,924
	BYC Co. Ltd.	642	192,814
	Byucksan Corp.	211,230	407,594
*	Caelum Co. Ltd.	22,433	51,149
*	Cafe24 Corp.	39,553	365,725
*	CammSys Corp.	168,678	292,485
	Camus Engineering & Construction, Inc.	152,240	260,407
#	Cape Industries Ltd.	109,568	394,284
*	Capro Corp.	160,615	273,759
#	Caregen Co. Ltd.	9,114	1,074,393
*	Carelabs Co. Ltd.	50,464	337,803
#	Cell Biotech Co. Ltd.	4,308	48,380
#	Celltrion Healthcare Co. Ltd.	54,024	2,528,347
#*	Celltrion Pharm, Inc.	25,048	1,307,612
	Celltrion, Inc.	119,099	15,718,829
*	Cellumed Co. Ltd.	47,334	199,184
*	Central Motek Co. Ltd.	16,522	207,707
*	Chabiotech Co. Ltd.	94,810	1,097,256
*	Changhae Ethanol Co. Ltd.	22,808	202,814
*	Cheil Bio Co. Ltd.	650	663
	Cheil Worldwide, Inc.	321,355	5,742,856
	Chemtronics Co. Ltd.	80,307	972,765
*	Chemtros Co. Ltd.	42,941	282,097
	Cheryong Electric Co. Ltd.	36,800	331,902

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ChinHung International, Inc.	262,604	$296,821
	Chinyang Holdings Corp.	117,186	303,480
	Chips&Media, Inc.	16,422	211,448
*	Choa Pharmaceutical Co.	83,140	170,066
*	Choil Aluminum Co. Ltd.	376,620	663,276
	Chokwang Paint Ltd.	41,828	272,201
#	Chong Kun Dang Pharmaceutical Corp.	36,415	2,418,122
	Chongkundang Holdings Corp.	18,849	845,224
#*	Choong Ang Vaccine Laboratory	21,935	194,930
*	Chorokbaem Healthcare Co. Ltd.	91,725	41,738
*	Chorokbaem Media Co. Ltd.	85,628	808,821
	Chosun Refractories Co. Ltd.	3,954	257,583
#	Chunbo Co. Ltd.	7,620	1,484,580
*	CITYLABS Co. Ltd.	45,143	21,227
*	CJ CGV Co. Ltd.	5,714	89,163
	CJ CheilJedang Corp.	40,744	11,431,122
	CJ Corp.	104,161	6,982,779
	CJ ENM Co. Ltd.	55,421	4,848,169
	CJ Freshway Corp.	45,703	1,210,197
*	CJ Logistics Corp.	42,481	3,120,766
#*	CJ Seafood Corp.	77,976	202,100
#	CKD Bio Corp.	21,707	437,670
	Classys, Inc.	60,768	932,374
*	CLIO Cosmetics Co. Ltd.	14,021	195,694
*	Cloud Air Co. Ltd.	107,625	88,293
#*	CMG Pharmaceutical Co. Ltd.	248,985	464,994
*	CoAsia Corp.	39,329	232,673
*	CoAsia Optics Corp.	30,000	41,263
*	CODI Co. Ltd.	3,031	19,242
*	Com2uS Holdings Corp.	23,920	898,784
#	Com2uSCorp	54,796	2,983,112
*	Comtec Systems Co. Ltd.	452,379	280,499
*	ContentreeJoongAng Corp.	9,676	223,806
*	Coreana Cosmetics Co. Ltd.	54,514	154,444
*	Corentec Co. Ltd.	16,556	155,665
*	COSMAX NBT, Inc.	16,331	63,837
#	Cosmax, Inc.	72,141	4,614,207
*	Cosmecca Korea Co. Ltd.	36,441	301,651
*	CosmoAM&T Co. Ltd.	40,375	1,954,412
*	Cosmochemical Co. Ltd.	58,289	1,099,351
	Coway Co. Ltd.	200,792	9,105,586
#	Coweaver Co. Ltd.	28,980	188,680
#	Cowell Fashion Co. Ltd.	166,221	633,796
	Cowintech Co. Ltd.	12,380	248,574
#	Creas F&C Co. Ltd.	18,475	306,668
*	Creative & Innovative System	130,591	1,093,033
	Creverse, Inc.	1,230	18,371
	CROWNHAITAI Holdings Co. Ltd.	33,389	196,579
*	CrystalGenomics, Inc.	183,222	508,759
*	CS Bearing Co. Ltd.	26,378	185,915
	CS Wind Corp.	16,548	866,031
*	CTC BIO, Inc.	42,492	216,497
*	Cube Entertainment, Inc.	2,680	44,187
	Cuckoo Holdings Co. Ltd.	38,924	520,581
#	Cuckoo Homesys Co. Ltd.	71,543	1,738,265
*	Curexo, Inc.	8,560	57,435
*	Curo Co. Ltd.	536,031	166,019
*	CUROCOM Co. Ltd.	169,474	98,301
	Cymechs, Inc.	47,447	533,951

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	D&C Media Co. Ltd.	2,490	$46,632
#	D.I Corp.	90,260	386,434
*	DA Technology Co. Ltd.	45,169	131,041
	Dae Han Flour Mills Co. Ltd.	6,886	836,240
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	234,641
	Dae Hyun Co. Ltd.	179,333	334,697
*	Dae Won Chemical Co. Ltd.	59,802	118,545
	Dae Won Kang Up Co. Ltd.	227,143	596,217
*	Dae Young Packaging Co. Ltd.	33,087	44,286
*	Dae Yu Co. Ltd.	20,309	65,916
*	Daea TI Co. Ltd.	144,672	401,824
*	Daebo Magnetic Co. Ltd.	3,461	189,047
	Daebongls Co. Ltd.	18,298	119,660
#	Daechang Co. Ltd.	436,202	502,860
	Daechang Forging Co. Ltd.	14,360	87,284
	Daedong Corp.	137,516	1,382,695
	Daeduck Co. Ltd.	100,499	552,213
	Daeduck Electronics Co. Ltd.	196,439	3,449,634
	Daehan New Pharm Co. Ltd.	77,285	599,982
	Daehan Steel Co. Ltd.	101,612	1,017,848
*	DAEHO AL Co. Ltd.	41,075	46,054
*	Dae-Il Corp.	116,815	378,655
#*	Daejoo Co. Ltd.	28,720	54,812
	Daejoo Electronic Materials Co. Ltd.	10,025	704,242
	Daejung Chemicals & Metals Co. Ltd.	18,985	255,939
	Daekyo Co. Ltd.	74,807	169,952
*	Daelim B&Co Co. Ltd.	34,779	113,515
*	Daemyung Sonoseason Co. Ltd.	171,845	111,654
	Daeryuk Can Co. Ltd.	73,845	278,302
#	Daesang Corp.	182,226	3,152,447
	Daesang Holdings Co. Ltd.	114,153	717,207
*	Daesung Eltec Co. Ltd.	168,466	91,840
*	Daesung Energy Co. Ltd.	13,173	115,023
*	Daesung Holdings Co. Ltd.	4,095	397,458
*	Daesung Industrial Co. Ltd.	130,500	459,691
*	Daesung Private Equity, Inc.	60,041	141,141
*	Daewon Cable Co. Ltd.	143,273	138,237
*	Daewon Media Co. Ltd.	41,596	559,824
#	Daewon Pharmaceutical Co. Ltd.	112,699	1,549,424
	Daewon San Up Co. Ltd.	77,011	354,314
#*	Daewoo Electronic Components Co. Ltd.	84,386	105,046
*	Daewoo Engineering & Construction Co. Ltd.	952,494	3,725,028
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	110,995	2,096,255
	Daewoong Co. Ltd.	65,915	1,189,393
	Daewoong Pharmaceutical Co. Ltd.	10,423	1,293,220
*	Dahaam E-Tec Co. Ltd.	1,420	23,978
	Daihan Pharmaceutical Co. Ltd.	38,122	905,594
	Daishin Information & Communication	67,690	65,077
	Daishin Securities Co. Ltd.	263,771	2,888,001
*	Daiyang Metal Co. Ltd.	42,300	108,681
#*	Danal Co. Ltd.	227,028	1,096,087
#	Daol Investment & Securities Co. Ltd.	318,994	874,947
*	Daou Data Corp.	143,338	5,787,826
	Daou Technology, Inc.	232,303	4,337,103
*	Dasan Networks, Inc.	156,917	545,091
	Dawonsys Co. Ltd.	61,221	756,766
*	Dayou Automotive Seat Technology Co. Ltd.	247,431	146,576
*	Dayou Plus Co. Ltd.	342,871	219,127
	DB Financial Investment Co. Ltd.	254,025	923,316

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DB HiTek Co. Ltd.	191,033	$7,086,335
	DB Insurance Co. Ltd.	354,051	18,867,835
*	DB, Inc.	744,696	557,286
	DCM Corp.	29,903	319,305
*	Dentis Co. Ltd.	6,576	48,908
	Dentium Co. Ltd.	27,942	2,685,444
#*	Deutsch Motors, Inc.	184,790	911,915
#*	Development Advance Solution Co. Ltd.	31,713	128,128
	Device ENG Co. Ltd.	37,221	458,798
*	Dexter Studios Co. Ltd.	13,549	143,878
	DGB Financial Group, Inc.	1,387,747	8,990,306
	DI Dong Il Corp.	94,638	1,251,155
	Digital Chosun Co. Ltd.	98,164	209,495
	Digital Daesung Co. Ltd.	88,111	483,401
*	DIO Corp.	39,408	709,952
	Display Tech Co. Ltd.	59,980	230,847
	DL Construction Co. Ltd.	55,042	655,253
	DL E&C Co. Ltd.	189,052	5,873,927
#	DL Holdings Co. Ltd.	82,486	4,103,851
*††	DMOA Co. Ltd.	348,388	140,051
*	DMS Co. Ltd.	139,166	736,932
	DNF Co. Ltd.	39,299	497,243
	Dohwa Engineering Co. Ltd.	41,553	294,977
	Dong A Eltek Co. Ltd.	15,266	85,571
	Dong Ah Tire & Rubber Co. Ltd.	29,142	277,582
	Dong-A Hwasung Co. Ltd.	65,300	570,926
	Dong-A Socio Holdings Co. Ltd.	17,453	1,441,707
	Dong-A ST Co. Ltd.	33,592	1,767,149
#	Dong-Ah Geological Engineering Co. Ltd.	54,906	576,218
*	Dongbang Transport Logistics Co. Ltd.	337,592	738,908
	Dongbu Corp.	85,543	513,017
#	Dongil Industries Co. Ltd.	10,573	1,671,326
#*	Dongjin Semichem Co. Ltd.	160,589	4,403,293
	Dongkoo Bio & Pharma Co. Ltd.	56,383	288,910
	DongKook Pharmaceutical Co. Ltd.	114,750	1,593,409
	Dongkuk Industries Co. Ltd.	228,864	800,210
	Dongkuk Steel Mill Co. Ltd.	649,817	7,248,636
	Dongkuk Structures & Construction Co. Ltd.	81,399	323,479
	Dongsuh Cos., Inc.	63,233	1,075,568
	Dongsung Chemical Co. Ltd.	234,483	858,610
	Dongsung Finetec Co. Ltd.	59,797	559,176
*	Dongsung Pharmaceutical Co. Ltd.	14,117	73,751
*	Dongwha Enterprise Co. Ltd.	12,073	526,523
	Dongwha Pharm Co. Ltd.	129,820	994,835
	Dongwon Development Co. Ltd.	328,973	915,739
	Dongwon F&B Co. Ltd.	11,750	1,566,938
#	Dongwon Industries Co. Ltd.	58,400	2,188,219
	Dongwon Systems Corp.	21,938	783,357
	Dongyang E&P, Inc.	44,988	577,680
*	Dongyang Steel Pipe Co. Ltd.	301,477	250,375
	Doosan Bobcat, Inc.	183,631	5,211,119
#	Doosan Co. Ltd.	23,385	1,773,244
*	Doosan Enerbility Co. Ltd.	367,701	5,028,204
#*	Doosan Fuel Cell Co. Ltd.	40,468	1,102,280
#	Doosan Tesna, Inc.	47,420	1,204,139
#	DoubleUGames Co. Ltd.	76,321	3,061,399
	Douzone Bizon Co. Ltd.	65,587	1,874,607
*	Dream Security Co. Ltd.	144,659	399,889
	Dreamtech Co. Ltd.	177,029	1,387,334

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dreamus Co.	47,338	$135,252
	Drgem Corp.	17,592	152,590
*	DRTECH Corp.	78,354	102,493
*	DSC Investment, Inc.	69,323	249,971
*	DSK Co. Ltd.	33,266	166,315
*	Duckshin Housing Co. Ltd.	32,944	52,854
*	Duk San Neolux Co. Ltd.	49,522	1,457,414
*	Duksan Hi-Metal Co. Ltd.	53,313	239,407
*	Duksan Techopia Co. Ltd.	14,836	176,352
	Duksung Co. Ltd.	13,484	60,580
	DY Corp.	130,490	625,277
	DY POWER Corp.	69,411	704,885
*	DYPNF Co. Ltd.	3,838	129,471
*	E Investment&Development Co. Ltd.	198,639	145,156
#*	E& Corp. Co. Ltd.	86,152	282,397
*	E&M Co. Ltd.	505,455	147,428
	E1 Corp.	16,818	647,386
	Eagle Veterinary Technology Co. Ltd.	19,725	92,302
	Eagon Industrial Ltd.	55,023	359,579
*	Easy Bio, Inc.	154,386	511,962
*	Easy Holdings Co. Ltd.	352,791	837,675
#	eBEST Investment & Securities Co. Ltd.	109,317	461,363
#	Echo Marketing, Inc.	74,962	843,270
*	Eco&Dream Co. Ltd.	10,843	230,758
*	EcoBio Holdings Co. Ltd.	30,883	127,536
	Ecoplastic Corp.	216,572	527,882
#	Ecopro BM Co. Ltd.	58,353	4,764,318
#	Ecopro Co. Ltd.	42,823	4,310,416
	Ecopro HN Co. Ltd.	6,679	275,151
	e-Credible Co. Ltd.	17,635	235,843
*	Eehwa Construction Co. Ltd.	34,748	118,307
*	EG Corp.	12,698	92,618
*	Ehwa Technologies Information Co. Ltd.	425,150	234,266
*	Elentec Co. Ltd.	57,707	715,296
*	e-LITECOM Co. Ltd.	33,911	143,182
*	E-MART, Inc.	64,566	5,487,238
*	EMKOREA Co. Ltd.	109,856	294,647
*	EM-Tech Co. Ltd.	69,727	1,284,110
*	Enex Co. Ltd.	34,710	24,612
	ENF Technology Co. Ltd.	67,695	1,283,246
*	Enplus Co. Ltd.	75,432	305,181
*	Enzychem Lifesciences Corp.	113,727	149,958
	Eo Technics Co. Ltd.	22,516	1,379,085
*	Eone Diagnomics Genome Center Co. Ltd.	19,122	29,147
	Estechpharma Co. Ltd.	52,748	320,751
*	ESTsoft Corp.	15,296	151,653
*	E-TRON Co. Ltd.	1,461,912	187,508
*	Eubiologics Co. Ltd.	15,591	109,945
#	Eugene Corp.	396,397	1,211,468
	Eugene Investment & Securities Co. Ltd.	520,930	1,170,613
	Eugene Technology Co. Ltd.	71,275	1,509,947
	Eusu Holdings Co. Ltd.	84,717	450,487
*	EV Advanced Material Co. Ltd.	14,332	19,892
*	Ewon Comfortech Co. Ltd.	26,487	143,821
*	E-World	114,780	159,811
*	Exem Co. Ltd.	110,273	441,397
	Exicon Co. Ltd.	27,407	216,939
*	ezCaretech Co. Ltd.	3,370	81,065
#	F&F Co. Ltd.	63,105	7,828,395

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Holdings Co. Ltd.	24,459	$579,856
	Farmsco	56,647	187,622
*	FarmStory Co. Ltd.	204,056	296,344
#	Fila Holdings Corp.	238,487	7,532,601
*	Fine M-Tec Co. Ltd.	20,938	131,379
	Fine Semitech Corp.	55,090	1,032,204
	Fine Technix Co. Ltd.	1	2
*	Finetek Co. Ltd.	82,202	85,650
*	Firstec Co. Ltd.	71,326	197,589
*	Flask Co. Ltd.	92,101	78,537
	Foosung Co. Ltd.	265,159	2,758,267
*	FSN Co. Ltd.	44,862	184,070
	Fursys, Inc.	12,434	299,542
*	FutureChem Co. Ltd.	36,615	292,198
*	Gabia, Inc.	53,321	544,403
	Galaxia Moneytree Co. Ltd.	29,422	195,347
	Gaon Cable Co. Ltd.	19,423	294,848
*	GemVax & Kael Co. Ltd.	56,141	673,053
	Gemvaxlink Co. Ltd.	401,468	451,958
*	Genematrix, Inc.	4,211	13,982
*	Genexine, Inc.	65,261	787,876
*	Genie Music Corp.	69,833	259,337
*	GenNBio, Inc.	49,516	69,351
	GENOLUTION, Inc.	20,744	163,502
	Genoray Co. Ltd.	26,427	175,883
	Geumhwa PSC Co. Ltd.	11,191	264,736
*	Gigalane Co. Ltd.	72,743	127,673
#	Global Standard Technology Co. Ltd.	58,899	1,072,965
	GMB Korea Corp.	62,781	251,257
	GnCenergy Co. Ltd.	35,497	118,558
*	GNCO Co. Ltd.	32,196	11,323
#	Golfzon Co. Ltd.	22,537	2,594,530
	Golfzon Newdin Holdings Co. Ltd.	157,907	655,852
*††	Good People Co. Ltd.	56,672	9,101
#	Gradiant Corp.	57,108	734,463
*	Grand Korea Leisure Co. Ltd.	76,207	1,267,751
	Green Chemical Co. Ltd.	47,001	374,947
	Green Cross Corp.	11,176	1,175,192
#	Green Cross Holdings Corp.	127,378	1,755,923
	Green Cross Wellbeing Corp.	18,849	123,587
	GS Engineering & Construction Corp.	233,655	4,456,023
#*	GS Global Corp.	370,284	737,239
*	GS Holdings Corp.	343,205	12,332,326
	GS Retail Co. Ltd.	269,731	6,339,200
*	Gwangju Shinsegae Co. Ltd.	17,981	470,717
	Haatz, Inc.	26,590	141,677
	Hae In Corp.	46,546	280,199
	HAESUNG DS Co. Ltd.	59,671	1,942,912
	Haesung Industrial Co. Ltd.	21,315	201,639
	Haitai Confectionery & Foods Co. Ltd.	52,591	292,296
*	Han Chang Corp.	144,537	99,274
	Han Kuk Carbon Co. Ltd.	139,435	1,368,138
	Hana Financial Group, Inc.	1,014,001	40,283,418
#	Hana Materials, Inc.	39,603	1,223,731
#*	Hana Micron, Inc.	267,813	2,316,451
	Hana Pharm Co. Ltd.	28,131	358,786
#*	Hanall Biopharma Co. Ltd.	43,986	590,275
	HanChang Paper Co. Ltd.	196,172	231,708
*	Hancom WITH, Inc.	41,824	229,928

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hancom, Inc.	50,840	$593,494
	Handok, Inc.	51,546	709,716
	Handsome Co. Ltd.	118,725	2,645,993
	Hanil Cement Co. Ltd.	150,794	1,468,119
	Hanil Feed Co. Ltd.	47,789	187,754
	Hanil Holdings Co. Ltd.	78,732	700,470
	Hanil Hyundai Cement Co. Ltd.	13,000	196,596
	Hanil Iron & Steel Co. Ltd.	79,870	204,009
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	69,062
#*	Hanjin Kal Corp.	12,473	415,444
	Hanjin Transportation Co. Ltd.	64,178	1,148,885
	Hankook Shell Oil Co. Ltd.	4,380	840,570
*	Hankook Technology, Inc.	161,324	53,374
	Hankook Tire & Technology Co. Ltd.	311,895	8,230,842
	Hankuk Steel Wire Co. Ltd.	70,173	254,361
	Hanla IMS Co. Ltd.	6,528	32,686
	Hanmi Pharm Co. Ltd.	16,273	3,399,625
	Hanmi Science Co. Ltd.	16,994	417,372
	Hanmi Semiconductor Co. Ltd.	232,064	2,705,620
	HanmiGlobal Co. Ltd.	19,885	496,518
	Hannong Chemicals, Inc.	21,885	197,528
	Hanon Systems	441,867	3,296,413
*	Hans Biomed Corp.	16,970	180,535
#	Hansae Co. Ltd.	129,188	1,714,762
	Hansae Yes24 Holdings Co. Ltd.	104,148	422,208
	Hanshin Construction Co. Ltd.	64,081	479,119
	Hanshin Machinery Co.	65,020	374,556
#	Hansol Chemical Co. Ltd.	38,665	6,666,830
	Hansol Holdings Co. Ltd.	311,605	855,638
#	Hansol HomeDeco Co. Ltd.	481,896	471,281
*	Hansol IONES Co. Ltd.	98,993	614,766
	Hansol Logistics Co. Ltd.	162,689	415,516
	Hansol Paper Co. Ltd.	165,985	1,767,068
*	Hansol Technics Co. Ltd.	195,654	921,078
	Hanssem Co. Ltd.	26,396	1,115,390
	Hanwha Aerospace Co. Ltd.	81,716	5,359,595
	Hanwha Corp.	235,835	5,443,664
*	Hanwha General Insurance Co. Ltd.	506,986	1,778,833
	Hanwha Investment & Securities Co. Ltd.	812,205	2,229,257
*	Hanwha Life Insurance Co. Ltd.	1,932,465	4,316,449
*	Hanwha Solutions Corp.	148,050	5,486,622
	Hanyang Eng Co. Ltd.	87,410	1,029,022
	Hanyang Securities Co. Ltd.	50,490	364,650
	Harim Co. Ltd.	371,760	879,676
	Harim Holdings Co. Ltd.	200,766	1,426,871
*	HB SOLUTION Co. Ltd.	18,954	195,185
	HB Technology Co. Ltd.	312,891	484,836
	HD Hyundai Co. Ltd.	209,499	10,414,048
	HDC Holdings Co. Ltd.	161,815	805,314
#	HDC Hyundai Development Co. Engineering & Construction, Class E	295,216	2,664,045
	HDC Hyundai Engineering Plastics Co. Ltd.	93,492	311,622
	HDCLabs Co. Ltd.	24,286	157,430
*	Hecto Financial Co. Ltd.	10,904	209,038
*	Hecto Innovation Co. Ltd.	49,272	566,279
#*	Helixmith Co. Ltd.	71,446	682,172
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	444,269
*	HFR, Inc.	39,518	1,114,350
	High Tech Pharm Co. Ltd.	8,874	88,859
	HIMS Co. Ltd.	11,976	60,057

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hite Jinro Co. Ltd.	118,712	$2,544,288
	Hitejinro Holdings Co. Ltd.	58,912	490,561
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	499,046
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	320,069
#	HL D&I Halla Corp.	179,206	420,221
	HL Holdings Corp.	58,411	1,460,024
	HL Mando Co. Ltd.	154,250	5,610,138
*	HLB Global Co. Ltd.	25,718	123,007
#*	HLB Life Science Co. Ltd.	245,999	2,239,385
*	HLB Therapeutics Co. Ltd.	59,829	578,824
*	HLB, Inc.	58,920	1,466,063
#	HMM Co. Ltd.	1,355,791	24,110,821
	Home Center Holdings Co. Ltd.	421,452	427,185
*	Homecast Co. Ltd.	85,344	297,618
	Hotel Shilla Co. Ltd.	112,072	7,242,447
	HS Industries Co. Ltd.	296,468	996,107
*	HSD Engine Co. Ltd.	152,932	943,946
*	Hugel, Inc.	12,349	1,426,133
*	Humax Co. Ltd.	157,218	461,662
	Humedix Co. Ltd.	30,432	677,915
*	Huneed Technologies	79,988	432,059
#	Huons Co. Ltd.	43,784	1,048,148
	Huons Global Co. Ltd.	41,448	723,909
	Husteel Co. Ltd.	179,780	756,091
	Huvis Corp.	129,579	529,789
#	Huvitz Co. Ltd.	57,550	536,351
#	Hwa Shin Co. Ltd.	129,780	916,292
	Hwacheon Machine Tool Co. Ltd.	3,319	86,412
#*	Hwail Pharm Co. Ltd.	240,998	477,215
#	Hwangkum Steel & Technology Co. Ltd.	67,513	401,246
	Hwaseung Enterprise Co. Ltd.	89,585	746,585
	HwaSung Industrial Co. Ltd.	54,939	488,318
	Hy-Lok Corp.	55,381	989,270
#	Hyosung Advanced Materials Corp.	11,136	3,486,822
*	Hyosung Chemical Corp.	16,834	1,623,511
#	Hyosung Corp.	39,455	2,265,690
*	Hyosung Heavy Industries Corp.	38,298	2,247,196
#	Hyosung TNC Corp.	22,932	7,756,994
	HyosungITX Co. Ltd.	9,080	110,263
	Hyundai Autoever Corp.	6,288	576,164
	Hyundai Bioland Co. Ltd.	39,649	446,756
	Hyundai BNG Steel Co. Ltd.	81,483	754,522
	Hyundai Construction Equipment Co. Ltd.	91,986	4,429,454
	Hyundai Corp.	49,866	673,903
	Hyundai Corp. Holdings, Inc.	28,838	253,467
	Hyundai Department Store Co. Ltd.	92,429	4,637,268
#*	Hyundai Doosan Infracore Co. Ltd.	788,384	4,997,879
*	Hyundai Electric & Energy System Co. Ltd.	30,233	987,881
#	Hyundai Elevator Co. Ltd.	141,930	3,447,236
*	Hyundai Energy Solutions Co. Ltd.	10,587	451,873
	Hyundai Engineering & Construction Co. Ltd.	254,801	7,921,601
*	HYUNDAI EVERDIGM Corp.	8,126	56,744
	Hyundai Ezwel Co. Ltd.	44,504	271,397
	Hyundai Futurenet Co. Ltd.	283,959	632,880
	Hyundai Glovis Co. Ltd.	79,243	10,724,135
#	Hyundai Greenfood Co. Ltd.	334,746	1,994,310
	Hyundai Home Shopping Network Corp.	40,309	1,835,735
	Hyundai Livart Furniture Co. Ltd.	86,141	666,114
	Hyundai Marine & Fire Insurance Co. Ltd.	419,848	10,570,297

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Mipo Dockyard Co. Ltd.	21,829	$1,433,520
	Hyundai Mobis Co. Ltd.	119,180	19,927,735
	Hyundai Motor Co.	345,694	47,125,482
	Hyundai Motor Securities Co. Ltd.	149,128	1,146,016
*	Hyundai Pharmaceutical Co. Ltd.	63,333	245,674
#*	Hyundai Rotem Co. Ltd.	53,666	1,208,741
	Hyundai Steel Co.	430,148	12,015,392
	Hyundai Wia Corp.	77,554	3,390,737
	Hyungkuk F&B Co. Ltd.	40,315	94,174
#*††	Hyupjin Co. Ltd.	19,800	30,655
	HyVision System, Inc.	51,268	817,253
*	I&C Technology Co. Ltd.	9,046	19,920
*	i3system, Inc.	16,781	271,078
*	iA, Inc.	683,750	371,673
	ICD Co. Ltd.	73,621	551,304
*	Icure Pharm, Inc.	1,566	3,363
	IDIS Holdings Co. Ltd.	8,252	92,322
*	IHQ, Inc.	18,816	6,008
	Il Sung Construction Co. Ltd.	41,239	89,209
	Iljin Diamond Co. Ltd.	2,786	41,873
*	Iljin Display Co. Ltd.	21,887	21,498
	Iljin Electric Co. Ltd.	94,365	388,825
#	Iljin Holdings Co. Ltd.	132,692	449,730
	Iljin Materials Co. Ltd.	26,776	1,376,828
	Iljin Power Co. Ltd.	26,649	282,465
#	Ilshin Spinning Co. Ltd.	10,804	897,193
*	Ilshin Stone Co. Ltd.	114,355	113,200
*††	ilShinbiobase Co. Ltd.	80,228	104,842
	Ilsung Pharmaceuticals Co. Ltd.	4,839	337,630
	Ilyang Pharmaceutical Co. Ltd.	68,072	1,054,137
	iMarketKorea, Inc.	122,114	1,018,973
	InBody Co. Ltd.	65,366	1,178,754
*	INCON Co. Ltd.	39,539	38,280
	Incross Co. Ltd.	26,725	368,500
*	Industrial Bank of Korea	1,065,430	8,892,295
#*	Infinitt Healthcare Co. Ltd.	50,590	270,207
	InfoBank Corp.	11,959	123,588
*	Inhwa Precision Co. Ltd.	11,515	124,844
	INITECH Co. Ltd.	70	237
*	InkTec Co. Ltd.	7,257	29,718
	Innocean Worldwide, Inc.	59,894	2,182,009
*	Innometry Co. Ltd.	8,065	91,076
*	InnoWireless Co. Ltd.	20,982	565,435
#	Innox Advanced Materials Co. Ltd.	111,352	2,842,535
*	Innox Corp.	2,178	38,875
*	Inscobee, Inc.	138,198	168,508
#*	Insun ENT Co. Ltd.	113,111	807,569
*	Insung Information Co. Ltd.	72,270	146,186
	Intekplus Co. Ltd.	47,319	656,603
#	Intellian Technologies, Inc.	13,956	782,813
	Intelligent Digital Integrated Security Co. Ltd.	20,760	385,107
*	Interflex Co. Ltd.	55,384	443,255
	Interojo Co. Ltd.	28,700	710,431
#	INTOPS Co. Ltd.	96,905	2,274,963
*	iNtRON Biotechnology, Inc.	60,500	423,836
	Inzi Controls Co. Ltd.	66,398	413,883
	INZI Display Co. Ltd.	117,672	173,920
#	IS Dongseo Co. Ltd.	121,185	3,439,983
#	ISC Co. Ltd.	53,055	1,549,979

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	i-SENS, Inc.	45,633	$1,302,162
*	ISU Abxis Co. Ltd.	17,003	92,677
	ISU Chemical Co. Ltd.	65,656	1,045,960
*	IsuPetasys Co. Ltd.	220,497	1,390,373
*	ITCEN Co. Ltd.	71,748	248,154
#*	ITM Semiconductor Co. Ltd.	18,468	424,653
	It's Hanbul Co. Ltd.	26,903	415,440
*	Iwin Plus Co. Ltd.	16,778	27,037
*	Jaeyoung Solutec Co. Ltd.	173,969	83,773
*	Jahwa Electronics Co. Ltd.	36,900	842,850
	JASTECH Ltd.	5,928	41,406
	JB Financial Group Co. Ltd.	963,956	7,964,424
	JC Chemical Co. Ltd.	84,616	503,056
	Jeil Pharmaceutical Co. Ltd.	13,855	232,101
*	Jeju Beer Co. Ltd.	32,746	40,385
*	Jeju Semiconductor Corp.	151,696	505,874
	Jinro Distillers Co. Ltd.	10,945	182,007
	Jinsung T.E.C.	55,826	592,703
	JLS Co. Ltd.	59,182	346,858
*	JNK Heaters Co. Ltd.	84,431	415,023
*	JNTC Co. Ltd.	69,131	320,061
*	JoyCity Corp.	54,667	232,788
	JS Corp.	38,403	438,515
*	JT Corp.	2,402	14,877
	Jungdawn Co. Ltd.	62,494	117,910
#	Jusung Engineering Co. Ltd.	194,569	1,934,741
#	JVM Co. Ltd.	24,902	399,312
#	JW Holdings Corp.	158,542	388,909
#	JW Life Science Corp.	37,085	361,930
	JW Pharmaceutical Corp.	46,456	758,627
*	JW Shinyak Corp.	78,283	222,748
	JYP Entertainment Corp.	93,138	5,521,486
*	Kakao Corp.	61,473	3,094,384
*	Kanglim Co. Ltd.	334,014	272,489
	Kangnam Jevisco Co. Ltd.	26,553	453,206
*	Kangstem Biotech Co. Ltd.	72,965	171,592
*	Kangwon Land, Inc.	77,621	1,487,365
#	KAON Media Co. Ltd.	130,963	892,003
	KB Financial Group, Inc.	1,155,887	52,676,516
	KB Financial Group, Inc., ADR	411,746	18,870,319
	KC Co. Ltd.	56,156	838,083
	KC Green Holdings Co. Ltd.	57,860	149,623
	KC Tech Co. Ltd.	68,360	1,011,445
	KCC Corp.	19,649	3,785,658
	KCC Engineering & Construction Co. Ltd.	56,901	343,476
	KCC Glass Corp.	81,256	2,609,276
	KCI Ltd.	7,564	55,182
	KCTC	176,886	690,688
#*	KEC Corp.	377,801	640,002
#	KEPCO Engineering & Construction Co., Inc.	10,615	569,736
#	KEPCO Plant Service & Engineering Co. Ltd.	57,669	1,627,128
*	Kespion Co. Ltd.	32,679	25,838
*	KEYEAST Co. Ltd.	39,205	305,011
	KG Chemical Corp.	82,934	1,603,597
#	KG Dongbu Steel	163,329	1,131,676
	KG Eco Technology Service Co. Ltd.	102,678	957,041
#	Kginicis Co. Ltd.	131,823	1,423,935
	KGMobilians Co. Ltd.	129,933	629,201
#*	KH Vatec Co. Ltd.	71,134	857,178

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kia Corp.	889,875	$48,482,092
*	KidariStudio, Inc.	10,917	83,241
	KINX, Inc.	15,242	788,130
*	KISCO Corp.	95,693	526,799
*	KISCO Holdings Co. Ltd.	47,917	695,452
	KISWIRE Ltd.	67,020	1,128,397
	KIWOOM Securities Co. Ltd.	96,802	7,762,025
*	KleanNara Co. Ltd.	120,656	287,278
*	KL-Net Corp.	101,819	235,795
*	KMW Co. Ltd.	17,182	379,237
#	Knotus Co. Ltd.	68,157	269,514
#	Koentec Co. Ltd.	88,224	523,676
	Koh Young Technology, Inc.	168,805	2,368,875
#	Kolmar BNH Co. Ltd.	63,540	1,530,643
#	Kolmar Korea Co. Ltd.	54,286	1,969,785
	Kolmar Korea Holdings Co. Ltd.	54,832	740,114
	Kolon Corp.	59,629	1,085,108
	Kolon Global Corp.	44,532	617,505
	Kolon Industries, Inc.	144,421	5,378,760
	Kolon Mobility Group Corp.	147,662	584,391
	Kolon Plastic, Inc.	38,982	304,826
	Komelon Corp.	7,669	64,216
#	KoMiCo Ltd.	30,786	1,200,723
#*	KONA I Co. Ltd.	59,314	860,282
	Kook Soon Dang Brewery Co. Ltd.	58,180	330,820
	Korea Aerospace Industries Ltd.	43,017	1,687,965
*	Korea Airport Service Co. Ltd.	97	3,397
	Korea Alcohol Industrial Co. Ltd.	101,676	923,303
	Korea Arlico Pharm Co. Ltd.	26,632	141,274
	Korea Asset In Trust Co. Ltd.	374,510	937,788
	Korea Business News Co. Ltd.	21,677	104,331
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	402,489
*	Korea Cement Co. Ltd.	56,014	119,168
#*	Korea Circuit Co. Ltd.	82,399	920,385
	Korea District Heating Corp.	16,048	412,013
*	Korea Electric Power Corp., Sponsored ADR	546,846	4,385,705
*	Korea Electric Power Corp.	171,677	2,771,765
	Korea Electric Terminal Co. Ltd.	45,655	2,027,424
	Korea Electronic Certification Authority, Inc.	46,611	259,606
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	515,097
	Korea Export Packaging Industrial Co. Ltd.	9,242	228,162
	Korea Flange Co. Ltd.	151,815	346,637
	Korea Gas Corp.	91,408	2,482,542
#	Korea Industrial Co. Ltd.	10,455	31,466
	Korea Information Certificate Authority, Inc.	3,596	18,474
	Korea Investment Holdings Co. Ltd.	232,815	11,880,478
*	Korea Line Corp.	1,397,764	2,620,353
*	Korea Parts & Fasteners Co. Ltd.	40,539	192,586
#	Korea Petrochemical Ind Co. Ltd.	28,152	3,797,859
	Korea Petroleum Industries Co.	38,288	334,720
	Korea Pharma Co. Ltd.	5,263	92,857
	Korea Ratings Corp.	3,760	210,323
	Korea Real Estate Investment & Trust Co. Ltd.	871,514	981,430
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	110,548	7,179,835
	Korea United Pharm, Inc.	44,748	839,387
	Korea Zinc Co. Ltd.	17,028	7,499,719
*	Korean Air Lines Co. Ltd.	887,233	17,554,981
	Korean Drug Co. Ltd.	11,632	75,211
	Korean Reinsurance Co.	699,265	4,286,588

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Kortek Corp.	64,017	$536,326
*	KOSES Co. Ltd.	34,461	289,358
*	KPM Tech Co. Ltd.	148,080	46,696
*	KPS Corp.	5,740	36,443
	KPX Chemical Co. Ltd.	14,895	597,741
	KSIGN Co. Ltd.	122,686	184,940
	KSS LINE Ltd.	136,658	1,043,423
*	KT Alpha Co. Ltd.	91,954	621,119
*	KT Corp., Sponsored ADR	309,798	4,433,209
*	KT Corp.	35,348	1,007,264
	KT Skylife Co. Ltd.	196,016	1,329,624
#	KT Submarine Co. Ltd.	63,903	298,122
*	KT&G Corp.	243,023	18,229,522
#	KTCS Corp.	226,275	798,277
	Ktis Corp.	203,805	570,697
	Kukbo Design Co. Ltd.	21,583	289,249
	Kukdo Chemical Co. Ltd.	16,350	567,595
*	Kukdong Corp.	88,381	104,062
	Kukdong Oil & Chemicals Co. Ltd.	113,784	335,660
#*	Kuk-il Paper Manufacturing Co. Ltd.	231,940	401,656
*	Kukje Pharma Co. Ltd.	33,468	137,465
	Kukjeon Pharmaceutical Co. Ltd.	30,878	160,094
*	Kum Yang Co. Ltd.	25,758	557,718
*	Kumho HT, Inc.	754,608	556,185
	Kumho Petrochemical Co. Ltd.	115,633	13,907,768
*	Kumho Tire Co., Inc.	619,600	1,597,966
	KUMHOE&C Co. Ltd.	140,791	833,078
	Kumkang Kind Co. Ltd.	142,077	729,861
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	1,162,055
	Kwang Myung Electric Co. Ltd.	167,538	319,421
*	KX Hitech Co. Ltd.	208,558	228,322
	KX Innovation Co. Ltd.	119,777	591,263
*	Kyeryong Construction Industrial Co. Ltd.	65,870	1,083,415
	Kyobo Securities Co. Ltd.	128,790	606,347
	Kyochon F&B Co. Ltd.	41,621	323,906
	Kyongbo Pharmaceutical Co. Ltd.	58,038	365,094
	Kyung Dong Navien Co. Ltd.	35,842	1,024,342
*	Kyung Nam Pharm Co. Ltd.	30,129	55,305
	Kyung Nong Corp.	16,624	147,952
#	Kyungbang Co. Ltd.	84,291	735,464
*	Kyungchang Industrial Co. Ltd.	23,256	41,282
	KyungDong City Gas Co. Ltd.	20,551	424,394
	Kyungdong Pharm Co. Ltd.	106,028	684,674
	Kyung-In Synthetic Corp.	197,396	738,076
#	L&C Bio Co. Ltd.	36,625	658,909
#	L&F Co. Ltd.	19,449	3,283,354
	LabGenomics Co. Ltd.	177,936	993,739
*	Lake Materials Co. Ltd.	150,192	658,852
	LaonPeople, Inc.	5,901	38,243
#	LB Semicon, Inc.	241,110	1,444,641
	LEADCORP, Inc.	112,131	706,059
	Lee Ku Industrial Co. Ltd.	145,496	384,545
	LEENO Industrial, Inc.	42,725	5,964,458
	LF Corp.	140,773	1,969,944
	LG Chem Ltd.	58,367	32,942,503
	LG Corp.	190,776	12,847,657
*	LG Display Co. Ltd., ADR	354,258	1,983,845
*	LG Display Co. Ltd.	1,402,105	15,612,668
	LG Electronics, Inc.	533,689	43,730,234

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG H&H Co. Ltd.	14,214	$8,617,359
	LG HelloVision Co. Ltd.	441,125	1,679,462
	LG Innotek Co. Ltd.	49,873	11,111,152
	LG Uplus Corp.	1,371,744	12,405,011
	LIG Nex1 Co. Ltd.	33,819	2,226,931
	Lion Chemtech Co. Ltd.	39,233	228,913
	Lock & Lock Co. Ltd.	99,766	564,973
*	Longtu Korea, Inc.	51,113	130,677
#*	LOT Vacuum Co. Ltd.	77,667	832,730
#	Lotte Chemical Corp.	58,104	8,388,884
	Lotte Chilsung Beverage Co. Ltd.	18,967	2,467,351
	Lotte Confectionery Co. Ltd.	15,959	1,556,750
	Lotte Corp.	75,283	1,984,317
*	Lotte Data Communication Co.	36,704	772,653
#	LOTTE Fine Chemical Co. Ltd.	111,728	5,218,951
	LOTTE Himart Co. Ltd.	66,253	733,190
*	Lotte Non-Life Insurance Co. Ltd.	565,828	751,668
	Lotte Shopping Co. Ltd.	40,801	3,126,837
#	LS Cable & System Asia Ltd.	52,587	313,161
	LS Corp.	99,516	5,720,287
#	LS Electric Co. Ltd.	76,559	3,330,614
*	Lumens Co. Ltd.	58,799	60,783
*	Lutronic Corp.	71,530	1,365,839
*	LVMC Holdings	369,696	842,187
	LX Hausys Ltd.	58,791	1,867,299
#*	LX Holdings Corp.	334,252	2,400,088
	LX International Corp.	209,011	5,983,259
#	LX Semicon Co. Ltd.	52,466	3,449,947
	M.I.Tech Co. Ltd.	40,278	393,504
	Macquarie Korea Infrastructure Fund	967,037	9,359,334
#	Macrogen, Inc.	18,261	320,362
	Maeil Dairies Co. Ltd.	26,284	1,085,477
	Maeil Holdings Co. Ltd.	46,573	340,010
	MAKUS, Inc.	63,844	470,239
	Manho Rope & Wire Ltd.	4,413	131,000
*	Maniker Co. Ltd.	114,877	123,987
	Mcnex Co. Ltd.	69,880	1,734,781
*	MDS Tech, Inc.	186,588	252,021
*	ME2ON Co. Ltd.	163,643	571,867
*	Mediana Co. Ltd.	27,541	114,781
*	MEDICOX Co. Ltd.	49,608	73,310
#*††	Medience Co. Ltd.	37,164	99,161
*	Medifron DBT Co. Ltd.	54,396	92,829
*	Medipost Co. Ltd.	39,056	477,825
#	Medy-Tox, Inc.	22,269	2,425,281
*	Meerecompany, Inc.	16,671	329,689
#*	MegaStudy Co. Ltd.	49,775	440,835
*	MegaStudyEdu Co. Ltd.	59,725	3,623,722
	MEKICS Co. Ltd.	41,170	176,842
#	Meritz Financial Group, Inc.	239,286	8,379,130
#	Meritz Fire & Marine Insurance Co. Ltd.	244,288	10,233,204
	Meritz Securities Co. Ltd.	1,751,882	9,145,211
	META BIOMED Co. Ltd.	46,200	93,145
*	Metalabs Co. Ltd.	7,633	24,096
*	Mgame Corp.	85,404	561,475
	Mi Chang Oil Industrial Co. Ltd.	3,141	188,280
*	MiCo BioMed Co. Ltd.	16,264	55,748
	MiCo Ltd.	171,010	1,181,813
	Mirae Asset Life Insurance Co. Ltd.	454,697	1,089,770

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Mirae Asset Securities Co. Ltd.	1,250,854	$6,943,956
	Mirae Asset Venture Investment Co. Ltd.	162,589	703,164
	Miwon Chemicals Co. Ltd.	1,485	79,038
	Miwon Commercial Co. Ltd.	5,795	779,817
*	Miwon Holdings Co. Ltd.	1,831	148,245
	Miwon Specialty Chemical Co. Ltd.	9,336	1,058,204
	MK Electron Co. Ltd.	117,641	1,116,427
	MNTech Co. Ltd.	51,683	706,045
*	Mobase Electronics Co. Ltd.	136,243	160,285
*	Mobile Appliance, Inc.	78,325	201,244
*	Monalisa Co. Ltd.	53,629	130,797
	MonAmi Co. Ltd.	6,920	20,053
	Moonbae Steel Co. Ltd.	104,889	296,243
	Moorim P&P Co. Ltd.	182,856	629,640
	Moorim Paper Co. Ltd.	184,050	380,222
	Motonic Corp.	48,395	325,322
#	Motrex Co. Ltd.	86,739	1,089,709
*	MS Autotech Co. Ltd.	93,887	343,900
	Muhak Co. Ltd.	19,840	85,083
	Multicampus Co. Ltd.	17,177	525,786
*	M-venture Investment, Inc.	36,428	22,905
*	MyungMoon Pharm Co. Ltd.	80,147	184,299
*	N2Tech Co. Ltd.	191,103	108,969
	Namhae Chemical Corp.	151,240	1,135,027
*	Namsun Aluminum Co. Ltd.	530,593	1,018,362
*	Namu Tech Co. Ltd.	44,462	121,540
*	Namuga Co. Ltd.	54,708	687,529
	Namyang Dairy Products Co. Ltd.	2,107	861,497
*	NanoenTek, Inc.	53,567	245,875
	Nasmedia Co. Ltd.	22,332	458,338
*	Nature & Environment Co. Ltd.	202,100	208,144
#	NAVER Corp.	64,149	10,656,792
	NCSoft Corp.	20,323	7,522,178
*	NDFOS Co. Ltd.	49,334	219,920
#	NeoPharm Co. Ltd.	29,917	496,308
*	Neowiz	26,737	916,971
	NEOWIZ HOLDINGS Corp.	24,725	608,682
*	Nepes Ark Corp.	21,370	345,389
#*	NEPES Corp.	101,431	1,439,498
#Ω	Netmarble Corp.	41,688	2,076,429
	New Power Plasma Co. Ltd.	125,651	470,524
	Nexen Corp.	180,992	589,290
	Nexen Tire Corp.	278,525	1,519,459
*	Next Entertainment World Co. Ltd.	44,760	310,117
	NEXTIN, Inc.	19,166	781,113
*	Nexturnbioscience Co. Ltd.	14,943	23,298
#	NH Investment & Securities Co. Ltd.	679,179	5,088,942
*	NHN Corp.	121,399	2,888,030
	NHN KCP Corp.	141,074	1,652,093
	NI Steel Co. Ltd.	60,072	247,222
	NICE Holdings Co. Ltd.	181,584	1,978,451
	Nice Information & Telecommunication, Inc.	48,546	1,051,318
#	NICE Information Service Co. Ltd.	242,838	2,568,849
	NICE Total Cash Management Co. Ltd.	134,552	549,959
*	NK Co. Ltd.	249,664	191,155
	Nong Shim Holdings Co. Ltd.	14,290	778,718
	Nong Woo Bio Co. Ltd.	47,128	349,898
	NongShim Co. Ltd.	13,480	3,758,541
	Noroo Holdings Co. Ltd.	17,027	142,956

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	NOROO Paint & Coatings Co. Ltd.	73,272	$486,241
	NOVAREX Co. Ltd.	39,807	348,191
	NPC	119,862	638,577
*	NSN Co. Ltd.	125,517	71,691
*	Nuintek Co. Ltd.	39,134	89,284
*	NUVOTEC Co. Ltd.	46,960	31,795
*	Oceanbridge Co. Ltd.	26,940	305,841
#*	OCI Co. Ltd.	104,791	7,695,894
#*	Omnisystem Co. Ltd.	194,116	273,157
	Openbase, Inc.	89,344	235,419
	OptoElectronics Solutions Co. Ltd.	28,520	446,964
*	OPTRON-TEC, Inc.	78,405	242,350
	OPTUS Pharmaceutical Co. Ltd.	66,425	342,313
#*	Orbitech Co. Ltd.	63,796	247,326
*	Orientbio, Inc.	138,146	75,566
	Orion Corp.	51,505	5,213,387
	Orion Holdings Corp.	196,281	2,492,293
*	OSANGJAIEL Co. Ltd.	30,119	126,698
*	Osstem Implant Co. Ltd.	53,932	8,204,161
*††	Osung Advanced Materials Co. Ltd.	322,592	450,268
#	Ottogi Corp.	7,001	2,707,048
*	Paik Kwang Industrial Co. Ltd.	173,863	620,747
*	Pan Entertainment Co. Ltd.	33,924	163,302
	Pan Ocean Co. Ltd.	1,495,467	7,366,697
*	PANAGENE, Inc.	39,250	116,932
	Pang Rim Co. Ltd.	79,307	360,227
*	Paradise Co. Ltd.	96,167	1,413,162
#*	Park Systems Corp.	13,623	1,362,257
#	Partron Co. Ltd.	307,576	2,172,843
	Paseco Co. Ltd.	28,336	345,201
*	Pearl Abyss Corp.	31,647	1,172,970
#	People & Technology, Inc.	94,711	3,438,660
*	Peptron, Inc.	13,576	92,174
	PHA Co. Ltd.	65,701	386,685
*	PharmAbcine	18,187	43,105
*	PharmaResearch Co. Ltd.	14,782	932,520
*	PharmGen Science, Inc.	70,418	390,874
*	Pharmicell Co. Ltd.	131,216	1,117,514
*	Philoptics Co. Ltd.	30,876	187,591
*††	Philosys Healthcare Co. Ltd.	103,057	54,632
#	PI Advanced Materials Co. Ltd.	85,454	2,378,879
*	PJ Electronics Co. Ltd.	19,239	135,797
*	Point Engineering Co. Ltd.	78,032	137,937
*	Polaris Office Corp.	72,052	86,620
#	Poongsan Corp.	180,903	5,320,694
	Poongsan Holdings Corp.	22,585	532,107
#	POSCO Chemical Co. Ltd.	16,529	3,029,756
#	POSCO Holdings, Inc., Sponsored ADR	311,996	19,315,672
	POSCO Holdings, Inc.	206,037	50,628,790
	Posco ICT Co. Ltd.	161,586	894,655
	Posco International Corp.	337,138	6,455,363
	Posco M-Tech Co. Ltd.	84,550	594,440
	POSCO Steeleon Co. Ltd.	24,870	698,559
*	Power Logics Co. Ltd.	177,068	724,350
	Protec Co. Ltd.	31,139	578,619
*	PS TEC Co. Ltd.	12,143	36,580
#	PSK, Inc.	111,626	1,627,184
	Pulmuone Co. Ltd.	84,830	782,584
	Puloon Technology, Inc.	17,744	112,546

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pungkuk Ethanol Co. Ltd.	20,107	$232,633
*	Q Capital Partners Co. Ltd.	588,254	208,767
	QSI Co. Ltd.	12,646	117,210
*	RaonSecure Co. Ltd.	23,738	52,155
*	Ray Co. Ltd/KR	14,512	291,890
	Rayence Co. Ltd.	35,884	361,058
*	Remed Co. Ltd.	1,760	20,187
	Reyon Pharmaceutical Co. Ltd.	22,037	352,497
#	RFHIC Corp.	39,592	781,668
*	RFTech Co. Ltd.	159,006	699,705
*	RN2 Technologies Co. Ltd.	8,444	63,598
*	Robostar Co. Ltd.	17,018	460,647
*	Robotis Co. Ltd.	11,928	307,659
#	Rsupport Co. Ltd.	56,877	223,680
*	S Net Systems, Inc.	40,726	210,219
#	S&S Tech Corp.	39,811	979,208
*	S.Y. Co. Ltd.	177,341	525,929
#	S-1 Corp.	77,795	3,639,927
	Sajo Industries Co. Ltd.	14,263	495,409
	Sajodaerim Corp.	30,273	691,314
*	Sajodongaone Co. Ltd.	410,454	318,878
*	Sam Chun Dang Pharm Co. Ltd.	22,047	866,951
*	SAM KANG M&T Co. Ltd.	69,895	1,180,817
#	Sam Young Electronics Co. Ltd.	80,306	614,325
	Sam Yung Trading Co. Ltd.	88,339	918,154
*	Sambo Corrugated Board Co. Ltd.	42,743	370,535
#*	Sambo Motors Co. Ltd.	77,790	344,589
*	Sambu Engineering & Construction Co. Ltd.	627,154	648,754
	Samchully Co. Ltd.	10,044	3,985,601
*	Samchuly Bicycle Co. Ltd.	26,803	188,959
#	Samho Development Co. Ltd.	127,209	407,279
*	SAMHWA NETWORKS Co. Ltd.	53,724	145,443
	SAMHWA Paints Industrial Co. Ltd.	60,000	297,606
	Samick Musical Instruments Co. Ltd.	306,128	327,576
#	Samick THK Co. Ltd.	32,466	349,994
	Samil Pharmaceutical Co. Ltd.	17,972	121,861
	Samji Electronics Co. Ltd.	88,894	630,046
#*	Samjin LND Co. Ltd.	95,857	221,958
#	Samjin Pharmaceutical Co. Ltd.	43,871	854,570
	Samkee Corp.	229,837	738,867
	Sammok S-Form Co. Ltd.	29,195	411,144
#	SAMPYO Cement Co. Ltd.	212,168	622,836
*Ω	Samsung Biologics Co. Ltd.	4,680	3,021,783
	Samsung C&T Corp.	61,388	5,928,952
	Samsung Card Co. Ltd.	115,331	2,843,801
	Samsung Climate Control Co. Ltd.	5,088	41,348
	Samsung Electro-Mechanics Co. Ltd.	240,915	28,137,177
#	Samsung Electronics Co. Ltd.	15,000,936	747,200,055
*	Samsung Engineering Co. Ltd.	361,649	7,632,260
	Samsung Fire & Marine Insurance Co. Ltd.	129,326	21,324,111
*	Samsung Heavy Industries Co. Ltd.	766,189	3,620,850
	Samsung Life Insurance Co. Ltd.	154,077	8,870,544
*	Samsung Pharmaceutical Co. Ltd.	147,263	335,473
	Samsung Publishing Co. Ltd.	21,979	467,866
	Samsung SDI Co. Ltd.	38,148	21,378,218
	Samsung SDS Co. Ltd.	69,694	7,107,106
#	Samsung Securities Co. Ltd.	273,445	7,443,624
	SAMT Co. Ltd.	341,901	753,191
	Samwha Capacitor Co. Ltd.	40,542	1,279,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samwha Electric Co. Ltd.	16,326	$208,109
	Samyang Corp.	24,422	816,264
#	Samyang Foods Co. Ltd.	23,846	2,390,785
	Samyang Holdings Corp.	29,017	1,700,403
	Samyang Packaging Corp.	25,470	377,190
	Samyang Tongsang Co. Ltd.	10,960	453,759
*	Samyoung Chemical Co. Ltd.	81,043	171,460
*	Samyung ENC Co. Ltd.	15,520	61,907
#*	Sang-A Frontec Co. Ltd.	27,525	714,052
*	Sangbo Corp.	162,337	181,585
#	Sangsangin Co. Ltd.	292,425	1,410,594
	Sangsin Energy Display Precision Co. Ltd.	52,121	741,725
	SaraminHR Co. Ltd.	37,627	909,716
	Satrec Initiative Co. Ltd.	14,199	402,971
	SAVEZONE I&C Corp.	104,700	224,539
*	SBI Investment Korea Co. Ltd.	262,704	262,573
*	SBW	1,514,228	435,957
*	S-Connect Co. Ltd.	186,045	156,562
*	SDN Co. Ltd.	186,770	292,723
	Seah Besteel Holdings Corp.	122,664	1,643,316
	SeAH Holdings Corp.	495	42,271
	SeAH Steel Corp.	13,933	1,569,453
#	SeAH Steel Holdings Corp.	20,218	2,692,021
	Sebang Co. Ltd.	83,997	3,182,027
#	Sebang Global Battery Co. Ltd.	42,017	1,625,162
	Seegene, Inc.	166,454	3,715,226
	Segyung Hitech Co. Ltd.	51,060	569,661
	Sejin Heavy Industries Co. Ltd.	51,741	258,376
	Sejong Industrial Co. Ltd.	103,414	511,921
	Sejong Telecom, Inc.	871,848	543,662
*	Sekonix Co. Ltd.	37,296	180,626
*	Selvas AI, Inc.	72,461	889,992
	Sempio Co.	3,643	147,720
	Sempio Foods Co.	16,127	444,539
*	S-Energy Co. Ltd.	106,929	290,563
#	Seobu T&D	217,029	1,397,833
#	Seohan Co. Ltd.	668,252	628,029
*	Seohee Construction Co. Ltd.	1,009,278	972,782
#	Seojin System Co. Ltd.	181,431	2,421,801
	Seoul Auction Co. Ltd.	32,672	641,418
	Seoul City Gas Co. Ltd.	1,120	432,986
*	Seoul Food Industrial Co. Ltd.	626,950	109,760
#	Seoul Semiconductor Co. Ltd.	297,767	2,595,961
#	Seoul Viosys Co. Ltd.	51,211	245,488
#*	Seoulin Bioscience Co. Ltd.	24,697	238,852
	SEOWONINTECH Co. Ltd.	33,914	160,135
	Seoyon Co. Ltd.	115,412	711,036
	Seoyon E-Hwa Co. Ltd.	108,423	783,324
*	Sewon E&C Co. Ltd.	830,174	367,711
††	Sewon Precision Industry Co. Ltd.	8,303	52,580
	Sewoon Medical Co. Ltd.	108,456	266,741
#	SFA Engineering Corp.	72,644	2,212,855
*	SFA Semicon Co. Ltd.	400,382	1,411,234
*	S-Fuelcell Co. Ltd.	10,321	187,124
*	SG Corp.	556,225	258,909
	SGC e Tec E&C Co. Ltd.	19,988	503,083
	SGC Energy Co. Ltd.	63,691	1,680,295
	SH Energy & Chemical Co. Ltd.	462,210	332,877
*	Shin Heung Energy & Electronics Co. Ltd.	15,684	613,985

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shin Poong Pharmaceutical Co. Ltd.	51,784	$880,610
	Shindaeyang Paper Co. Ltd.	14,223	999,845
	Shinhan Financial Group Co. Ltd.	1,478,212	49,984,812
	Shinhan Financial Group Co. Ltd., ADR	288,965	9,830,589
	Shinil Electronics Co. Ltd.	256,338	431,859
*	Shinsegae Engineering & Construction Co. Ltd.	23,276	423,229
*	Shinsegae Food Co. Ltd.	13,185	533,888
*	Shinsegae Information & Communication Co. Ltd.	45,786	528,692
#*	Shinsegae International, Inc.	81,990	1,636,038
*	Shinsegae, Inc.	44,588	8,416,045
*	Shinsung Delta Tech Co. Ltd.	59,688	404,505
*	Shinsung E&G Co. Ltd.	349,615	516,895
*	Shinsung Tongsang Co. Ltd.	305,739	635,181
*	Shinwha Intertek Corp.	147,227	373,121
*	Shinwon Construction Co. Ltd.	12,475	55,798
	Shinwon Corp.	365,301	471,107
	Shinyoung Securities Co. Ltd.	26,629	1,269,733
*	Showbox Corp.	134,716	423,212
*	Signetics Corp.	317,153	311,669
	SIGONG TECH Co. Ltd.	54,078	206,468
	Silla Co. Ltd.	40,398	366,808
#*	Simmtech Co. Ltd.	125,218	3,105,408
*	SIMMTECH HOLDINGS Co. Ltd.	182,708	501,800
	SIMPAC, Inc.	121,946	519,699
	Sindoh Co. Ltd.	29,934	813,963
	Sinil Pharm Co. Ltd.	27,150	186,120
*	SJ Group Co. Ltd.	20,821	303,492
#*	SK Biopharmaceuticals Co. Ltd.	21,637	1,277,066
	SK Chemicals Co. Ltd.	22,310	1,524,489
	SK D&D Co. Ltd.	57,390	987,014
	SK Discovery Co. Ltd.	86,696	2,246,129
	SK Gas Ltd.	18,088	1,796,067
	SK Hynix, Inc.	2,150,179	155,552,181
*	SK Innovation Co. Ltd.	209,130	27,796,517
#	SK Networks Co. Ltd.	1,330,010	4,400,651
*	SK Rent A Car Co. Ltd.	53,770	310,460
	SK Securities Co. Ltd.	2,444,970	1,573,274
	SK Telecom Co. Ltd.	139,133	5,272,463
	SK Telecom Co. Ltd., Sponsored ADR	483	10,241
	SK, Inc.	136,190	22,029,900
	SKC Co. Ltd.	45,513	3,548,027
#	SL Corp.	85,471	1,792,495
*	SM Culture & Contents Co. Ltd.	92,494	249,238
#	SM Entertainment Co. Ltd.	20,494	1,474,281
*	SM Life Design Group Co. Ltd.	98,749	203,899
*††	S-MAC Co. Ltd.	236,758	277,234
	SMCore, Inc.	32,004	173,252
	SNT Dynamics Co. Ltd.	80,923	707,218
	SNT Holdings Co. Ltd.	47,462	622,489
	SNT Motiv Co. Ltd.	70,468	2,623,721
*	SNU Precision Co. Ltd.	114,466	284,292
	S-Oil Corp.	188,707	13,612,968
#*	Solborn, Inc.	79,137	394,062
*	Solid, Inc.	139,744	668,056
*	SOLUM Co. Ltd.	28,352	516,929
	Solus Advanced Materials Co. Ltd.	17,121	552,306
	Songwon Industrial Co. Ltd.	150,359	2,321,398
*	Sonid, Inc.	62,815	221,327
*	Sonokong Co. Ltd.	62,623	105,449

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Soosan Heavy Industries Co. Ltd.	122,775	$297,793
#	Soulbrain Co. Ltd.	20,764	3,964,863
#	Soulbrain Holdings Co. Ltd.	34,719	706,170
	SPC Samlip Co. Ltd.	16,711	988,364
	Speco Co. Ltd.	26,562	105,328
	SPG Co. Ltd.	24,716	401,867
#*	Spigen Korea Co. Ltd.	21,996	620,631
#	Ssangyong C&E Co. Ltd.	456,464	2,138,319
*	Ssangyong Motor Co.	55,647	225,877
	ST Pharm Co. Ltd.	9,890	656,944
	STIC Investments, Inc.	213,700	1,067,451
*	Straffic Co. Ltd.	80,167	272,545
*	Studio Dragon Corp.	33,883	2,225,805
*	STX Heavy Industries Co. Ltd.	63,992	397,573
*	Sugentech, Inc.	21,925	164,521
	Suheung Co. Ltd.	39,864	1,094,168
	Sun Kwang Co. Ltd.	16,553	1,928,121
	Sung Kwang Bend Co. Ltd.	125,822	1,352,849
*	Sungchang Enterprise Holdings Ltd.	325,970	590,628
	Sungshin Cement Co. Ltd.	147,254	1,147,764
#	Sungwoo Hitech Co. Ltd.	417,416	1,714,914
#	Sunjin Co. Ltd.	124,091	997,217
*	Sunny Electronics Corp.	119,120	337,175
*	Suprema, Inc.	17,447	346,222
	SurplusGLOBAL, Inc.	83,373	262,915
	SV Investment Corp.	149,330	280,631
*	Synergy Innovation Co. Ltd.	97,260	252,051
*	Synopex, Inc.	309,966	728,722
*	Systems Technology, Inc.	67,715	706,758
	T&L Co. Ltd.	18,322	576,379
	Tae Kyung Industrial Co. Ltd.	89,623	484,170
#	Taekwang Industrial Co. Ltd.	2,224	1,342,550
	Taekyung BK Co. Ltd.	64,428	289,878
*††	Taewoong Co. Ltd.	65,836	528,473
	Taeyoung Engineering & Construction Co. Ltd.	184,589	633,664
#*	Taihan Electric Wire Co. Ltd.	523,681	684,497
*	Taihan Fiberoptics Co. Ltd.	123,312	293,480
*	Taihan Textile Co. Ltd.	4,799	203,307
	Tailim Packaging Co. Ltd.	136,725	343,038
	TCC Steel	58,766	545,812
*††	TechL Co. Ltd.	895	4,376
	TechWing, Inc.	176,390	906,673
*	Tego Science, Inc.	10,158	102,412
*	Telcon RF Pharmaceutical, Inc.	64,747	55,312
	Telechips, Inc.	35,983	373,031
*	TERA SCIENCE Co. Ltd.	43,352	78,386
#	TES Co. Ltd.	83,925	1,213,820
*	Theragen Etex Co. Ltd.	162,930	618,166
*	Thinkware Systems Corp.	24,825	283,194
*	TK Chemical Corp.	158,667	413,140
*	TK Corp.	99,522	1,323,131
#	TKG Huchems Co. Ltd.	121,319	1,943,654
	Tokai Carbon Korea Co. Ltd.	32,461	2,764,678
	Tongyang Life Insurance Co. Ltd.	358,457	1,393,777
	Tongyang, Inc.	994,398	894,908
*	Top Engineering Co. Ltd.	77,846	338,315
*	Toptec Co. Ltd.	118,153	879,164
	Tovis Co. Ltd.	83,367	721,604
	Tplex Co. Ltd.	66,834	213,329

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	300,710	$680,878
*	TS Nexgen Co. Ltd.	105,618	81,341
#	TSE Co. Ltd.	20,724	687,814
*	Tuksu Construction Co. Ltd.	28,284	199,524
*	TY Holdings Co. Ltd.	186,734	1,786,658
	TYM Corp.	744,716	1,636,969
	UBCare Co. Ltd.	49,105	272,391
#	Ubiquoss Holdings, Inc.	26,965	353,664
#	Ubiquoss, Inc.	39,202	510,530
*	Ubivelox, Inc.	24,822	267,616
	Uju Electronics Co. Ltd.	50,213	604,523
	Uni-Chem Co. Ltd.	134,852	136,510
*	Unick Corp.	67,212	348,387
*	Unid Btplus Co. Ltd.	44,297	262,157
	Unid Co. Ltd.	28,251	1,955,768
	Union Materials Corp.	59,762	128,455
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	761,507
#	Uniquest Corp.	79,954	632,575
*	Unison Co. Ltd.	166,870	239,594
*	Unitekno Co. Ltd.	25,351	80,553
*	UniTest, Inc.	48,332	493,911
*	Unitrontech Co. Ltd.	21,536	72,038
	UTI, Inc.	24,094	471,690
	V One Tech Co. Ltd.	14,973	89,400
	Value Added Technology Co. Ltd.	47,834	1,386,611
*	Very Good Tour Co. Ltd.	20,073	185,234
	Viatron Technologies, Inc.	63,026	470,235
	VICTEK Co. Ltd.	75,937	343,562
*	Vidente Co. Ltd.	125,954	415,381
	Vieworks Co. Ltd.	33,954	891,097
*	Vina Tech Co. Ltd.	6,849	234,417
	Visang Education, Inc.	43,584	215,988
*	Vitzro Tech Co. Ltd.	44,012	262,829
*	Vitzrocell Co. Ltd.	65,238	858,196
*	Vivozon Pharmaceutical Co.Ltd	231,532	155,986
#*	VT GMP Co. Ltd.	96,786	450,037
	Webcash Corp.	35,320	456,034
*	Webzen, Inc.	77,687	1,176,372
	Welcron Co. Ltd.	53,777	146,814
#*	Wellbiotec Co. Ltd.	127,014	110,511
#*	Wemade Play Co. Ltd.	27,265	316,362
	Whanin Pharmaceutical Co. Ltd.	61,898	880,922
	Wiable Corp.	116,139	236,769
*	WillBes & Co.	466,241	271,247
#	Winix, Inc.	49,338	533,974
*	Winpac, Inc.	149,928	158,635
*	Wins Co. Ltd.	39,808	429,363
#	WiSoL Co. Ltd.	180,045	1,051,758
*	Withtech, Inc.	4,571	43,401
*	WIZIT Co. Ltd.	531,891	335,841
*	WONIK CUBE Corp.	130,438	243,753
*	Wonik Holdings Co. Ltd.	282,483	822,646
	WONIK IPS Co. Ltd.	124,852	3,155,543
	Wonik Materials Co. Ltd.	49,893	1,194,086
#	Wonik QnC Corp.	85,174	1,776,479
*	WooGene B&G Co. Ltd.	42,651	55,973
	Woojin Plaimm Co. Ltd.	9,262	29,782
	Woojin, Inc.	54,917	405,249
*	Woongjin Co. Ltd.	225,271	254,782

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Woongjin Thinkbig Co. Ltd.	391,063	$814,228
*	Wooree Bio Co. Ltd.	301,258	780,174
	Woori Financial Group, Inc.	1,884,685	19,658,785
	Woori Investment Bank Co. Ltd.	2,749,497	1,870,954
#*	Woori Technology, Inc.	183,605	219,248
#*	Woorison F&G Co. Ltd.	200,437	294,809
*	Woory Industrial Co. Ltd.	25,180	293,286
*	Woosu AMS Co. Ltd.	82,772	184,111
	WooSung Co. Ltd.	5,201	101,784
	Worldex Industry & Trading Co. Ltd.	57,285	968,196
	Y G-1 Co. Ltd.	130,312	722,972
*	Y2 Solution Co. Ltd.	19,090	10,154
	YAS Co. Ltd.	28,388	196,341
*	Y-entec Co. Ltd.	74,293	557,568
*	Yest Co. Ltd.	29,056	187,382
#*	YG Entertainment, Inc.	30,750	1,306,633
*	YG PLUS	65,759	287,634
*	YIK Corp.	169,474	455,533
*	YJM Games Co. Ltd.	43,624	51,260
	YMC Co. Ltd.	66,845	314,453
	YMT Co. Ltd.	19,985	226,863
	Yonwoo Co. Ltd.	22,062	336,641
	Yoosung Enterprise Co. Ltd.	119,745	275,161
	Youlchon Chemical Co. Ltd.	24,264	777,884
	Young Poong Corp.	2,394	1,215,649
	Young Poong Paper Manufacturing Co. Ltd.	11,402	136,533
	Young Poong Precision Corp.	60,056	556,561
	Youngone Corp.	143,714	5,110,910
	Youngone Holdings Co. Ltd.	47,717	2,377,350
*	YoungWoo DSP Co. Ltd.	187,249	225,777
	YTN Co. Ltd.	12,525	65,178
	Yuanta Securities Korea Co. Ltd.	739,650	1,660,191
#	Yuhan Corp.	50,258	2,139,252
	YuHwa Securities Co. Ltd.	32,205	59,826
*	Yungjin Pharmaceutical Co. Ltd.	237,241	695,889
	Yuyu Pharma, Inc.	74,596	378,735
#*	Zeus Co. Ltd.	45,457	1,030,063
*	Zinitix Co. Ltd.	12,353	15,784
#	Zinus, Inc.	57,384	1,788,888
TOTAL SOUTH KOREA			3,038,880,611
TAIWAN — (16.5%)
	104 Corp.	2,000	13,336
	Aaeon Technology, Inc.	5,000	15,272
#	ABC Taiwan Electronics Corp.	467,613	380,904
	Abico Avy Co. Ltd.	823,396	557,186
#	Ability Enterprise Co. Ltd.	1,769,974	1,235,804
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	913,833
#	Abnova Corp.	126,000	161,967
#	AcBel Polytech, Inc.	2,643,468	3,123,597
	Accton Technology Corp.	1,542,369	12,604,661
	Acer, Inc.	14,920,595	12,456,431
#	ACES Electronic Co. Ltd.	910,044	995,456
*	Acon Holding, Inc.	1,568,955	602,691
	Acter Group Corp. Ltd.	655,122	2,411,992
#	Action Electronics Co. Ltd.	1,240,000	549,609
	ADATA Technology Co. Ltd.	1,097,465	2,417,334
#	Addcn Technology Co. Ltd.	134,706	866,088
#	Advanced Ceramic X Corp.	272,000	1,838,714

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Advanced Energy Solution Holding Co. Ltd.	37,000	$980,402
	Advanced International Multitech Co. Ltd.	1,111,000	3,685,007
	Advanced Optoelectronic Technology, Inc.	728,000	426,200
#	Advanced Power Electronics Corp.	461,000	1,767,777
	Advanced Wireless Semiconductor Co.	19,000	50,799
#	Advancetek Enterprise Co. Ltd.	1,540,662	1,629,317
	Advantech Co. Ltd.	617,465	7,060,543
#	AEON Motor Co. Ltd.	345,000	458,623
	Aerospace Industrial Development Corp.	2,910,000	3,367,050
#	AGV Products Corp.	3,163,603	1,153,642
*	Airmate Cayman International Co. Ltd.	20,467	11,954
	Airtac International Group	256,335	8,766,443
	Alchip Technologies Ltd.	188,000	5,347,897
#	Alcor Micro Corp.	189,000	204,223
#	Alexander Marine Co. Ltd.	102,000	1,281,957
#*	ALI Corp.	1,353,256	978,496
	All Ring Tech Co. Ltd.	27,000	59,630
#	Allied Circuit Co. Ltd.	183,000	732,759
	Allied Supreme Corp.	156,000	1,797,756
#	Allis Electric Co. Ltd.	978,806	1,118,778
#	Alltek Technology Corp.	1,261,506	1,620,789
#	Alltop Technology Co. Ltd.	277,531	1,163,693
	Alpha Networks, Inc.	1,544,873	1,584,222
#	Altek Corp.	1,834,159	2,068,797
	Amazing Microelectronic Corp.	589,085	1,823,184
*	Ambassador Hotel	1,790,000	1,945,562
#	AMICCOM Electronics Corp.	117,000	107,468
	AMPACS Corp.	15,000	19,835
#	Ampire Co. Ltd.	661,000	725,180
	Ample Electronic Technology Co. Ltd.	41,000	69,914
	AMPOC Far-East Co. Ltd.	592,567	923,450
	AmTRAN Technology Co. Ltd.	5,630,772	1,886,105
	Anderson Industrial Corp.	296,247	100,487
#	Anji Technology Co. Ltd.	197,000	309,658
#	Anpec Electronics Corp.	450,702	2,073,052
#	Apac Opto Electronics, Inc.	145,000	149,724
#	Apacer Technology, Inc.	712,005	1,033,889
#	APAQ Technology Co. Ltd.	265,520	377,488
#	APCB, Inc.	1,086,000	600,842
	Apex Biotechnology Corp.	589,625	493,866
#	Apex International Co. Ltd.	1,096,916	2,138,477
	Apex Science & Engineering	681,870	236,626
	Apogee Optocom Co. Ltd.	49,000	106,515
	Arcadyan Technology Corp.	1,088,759	3,692,853
	Ardentec Corp.	4,211,993	7,455,791
#	Argosy Research, Inc.	414,391	1,258,433
#	ASE Technology Holding Co. Ltd., ADR	85,881	618,343
#	ASE Technology Holding Co. Ltd.	13,399,387	45,210,090
	Asia Cement Corp.	8,179,655	11,523,461
	Asia Electronic Material Co. Ltd.	573,000	290,710
	Asia Optical Co., Inc.	1,339,000	2,859,485
*	Asia Pacific Telecom Co. Ltd.	11,990,415	2,479,927
*	Asia Plastic Recycling Holding Ltd.	1,370,533	325,126
	Asia Polymer Corp.	3,267,858	3,193,674
#	Asia Tech Image, Inc.	408,000	914,548
#	Asia Vital Components Co. Ltd.	1,967,864	7,014,184
#	ASIX Electronics Corp.	215,000	807,848
	ASMedia Technology, Inc.	25,048	754,634
#	ASolid Technology Co. Ltd.	58,000	145,163

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	ASPEED Technology, Inc.	111,098	$7,867,786
#	ASROCK, Inc.	389,000	1,984,405
#	Asustek Computer, Inc.	2,052,861	18,698,351
	Aten International Co. Ltd.	583,715	1,515,707
#	Audix Corp.	582,375	1,032,841
#	AUO Corp.	30,831,198	17,336,954
#	AURAS Technology Co. Ltd.	574,303	2,996,713
#	Aurona Industries, Inc.	463,000	317,339
	Aurora Corp.	341,258	884,172
#	Avalue Technology, Inc.	324,000	884,088
	Aver Information, Inc.	117,000	181,240
	Avermedia Technologies	67,000	51,654
	Awea Mechantronic Co. Ltd.	161,062	169,075
#	Axiomtek Co. Ltd.	359,000	724,866
*	Azurewave Technologies, Inc.	523,000	353,726
#	Bafang Yunji International Co. Ltd.	272,000	1,965,260
	Bank of Kaohsiung Co. Ltd.	4,001,298	1,719,778
	Baolong International Co. Ltd.	140,000	82,776
	Basso Industry Corp.	886,284	1,232,288
#	BenQ Materials Corp.	1,316,000	1,493,244
	BES Engineering Corp.	9,349,050	2,616,876
#*	Billion Electric Co. Ltd.	155,000	214,602
#	Bin Chuan Enterprise Co. Ltd.	783,257	599,424
	Bionet Corp.	41,000	60,166
	Bionime Corp.	157,000	409,869
#	Biostar Microtech International Corp.	797,712	385,306
	Bioteque Corp.	406,680	1,522,179
#	Bizlink Holding, Inc.	209,291	1,836,022
#	Bon Fame Co. Ltd.	142,000	312,801
	Bora Pharmaceuticals Co. Ltd.	8,690	119,850
#	Brave C&H Supply Co. Ltd.	128,000	311,704
	Bright Led Electronics Corp.	567,180	296,395
	Brightek Optoelectronic Co. Ltd.	118,000	107,468
	Brighten Optix Corp.	35,000	222,200
#	Brighton-Best International Taiwan, Inc.	2,902,749	3,697,391
#	Brillian Network & Automation Integrated System Co. Ltd.	11,000	48,741
#	Browave Corp.	234,000	423,399
#	C Sun Manufacturing Ltd.	872,258	1,296,078
*	Cameo Communications, Inc.	1,466,435	498,712
#	Capital Futures Corp.	607,808	780,441
	Capital Securities Corp.	10,875,614	4,220,929
#*	Career Technology MFG. Co. Ltd.	3,699,001	3,036,675
#	Carnival Industrial Corp.	671,530	316,221
#	Castles Technology Co. Ltd.	437,135	1,154,172
#	Caswell, Inc.	159,000	493,676
	Catcher Technology Co. Ltd.	2,284,872	13,587,299
	Cathay Chemical Works	32,000	26,671
#	Cathay Financial Holding Co. Ltd.	20,222,826	28,790,857
	Cathay Real Estate Development Co. Ltd.	4,399,600	2,400,527
#	Cayman Engley Industrial Co. Ltd.	303,801	637,358
#	CCP Contact Probes Co. Ltd.	53,671	80,255
#	Celxpert Energy Corp.	558,000	629,763
	Center Laboratories, Inc.	2,372,120	3,741,595
#	Central Reinsurance Co. Ltd.	1,233,575	744,808
	Century Iron & Steel Industrial Co. Ltd.	777,000	2,578,637
#	Chailease Holding Co. Ltd.	3,792,820	28,583,222
#	Chain Chon Industrial Co. Ltd.	1,418,483	896,344
*	ChainQui Construction Development Co. Ltd.	753,946	366,225
	Champion Building Materials Co. Ltd.	1,772,451	535,270

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Champion Microelectronic Corp.	203,000	$283,698
	Chang Hwa Commercial Bank Ltd.	16,798,013	9,871,530
	Chang Wah Electromaterials, Inc.	2,458,190	2,622,357
#	Chang Wah Technology Co. Ltd.	1,717,450	1,813,315
#	Channel Well Technology Co. Ltd.	1,287,000	1,268,955
	Charoen Pokphand Enterprise	1,413,582	3,724,522
	CHC Healthcare Group	723,000	1,183,391
#	CHC Resources Corp.	500,048	784,630
	Chen Full International Co. Ltd.	574,000	749,491
#	Chenbro Micom Co. Ltd.	453,000	1,306,023
*	Cheng Fwa Industrial Co. Ltd.	58,000	26,239
	Cheng Loong Corp.	6,743,160	6,552,823
	Cheng Mei Materials Technology Corp.	4,278,200	1,452,703
	Cheng Shin Rubber Industry Co. Ltd.	8,133,508	9,385,606
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	3,905,578
*	Chenming Electronic Technology Corp.	580,708	380,075
	Chi Hua Fitness Co. Ltd.	40,000	95,970
#	Chia Chang Co. Ltd.	855,000	1,042,218
#	Chia Hsin Cement Corp.	3,058,747	1,853,951
#	Chian Hsing Forging Industrial Co. Ltd.	288,200	304,795
	Chicony Electronics Co. Ltd.	2,802,689	8,127,972
	Chicony Power Technology Co. Ltd.	1,140,696	2,937,420
#	Chief Telecom, Inc.	55,000	514,844
#	Chieftek Precision Co. Ltd.	400,212	984,701
	Chien Kuo Construction Co. Ltd.	1,153,364	438,894
#	Chien Shing Harbour Service Co. Ltd.	147,000	198,695
	Chime Ball Technology Co. Ltd.	162,282	206,919
	China Airlines Ltd.	17,026,057	11,106,702
	China Bills Finance Corp.	3,836,000	1,930,979
#	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,483,979
	China Container Terminal Corp.	373,000	278,764
	China Development Financial Holding Corp.	46,751,092	20,653,653
#	China Ecotek Corp.	132,000	191,916
#	China Electric Manufacturing Corp.	1,740,658	796,814
	China Fineblanking Technology Co. Ltd.	303,575	349,276
#	China General Plastics Corp.	3,145,607	2,961,893
	China Glaze Co. Ltd.	751,022	351,698
#*	China Man-Made Fiber Corp.	8,478,227	2,441,570
#	China Metal Products	2,232,405	2,235,389
	China Motor Corp.	1,833,286	3,700,872
	China Petrochemical Development Corp.	25,757,099	8,701,818
	China Steel Chemical Corp.	972,998	3,499,074
#	China Steel Corp.	34,089,440	36,074,701
#	China Steel Structure Co. Ltd.	530,000	1,065,686
#	China Wire & Cable Co. Ltd.	671,680	591,690
#	Chinese Maritime Transport Ltd.	573,964	754,915
#	Ching Feng Home Fashions Co. Ltd.	759,659	444,832
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,600,871
	Chipbond Technology Corp.	5,571,000	11,286,158
	ChipMOS Technologies, Inc.	4,638,155	5,383,998
	ChipMOS Technologies, Inc., ADR	62,027	1,431,593
	Chlitina Holding Ltd.	366,000	2,727,998
	Chong Hong Construction Co. Ltd.	1,076,739	2,658,949
	Chroma ATE, Inc.	879,705	5,459,189
#	Chun YU Works & Co. Ltd.	1,438,500	1,174,634
#	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,714,098
#	Chung Hsin Electric & Machinery Manufacturing Corp.	3,308,500	8,979,386
#	Chung Hung Steel Corp.	6,743,926	6,561,785
	Chung Hwa Food Industrial Co. Ltd.	77,115	264,980

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Pulp Corp.	2,739,308	$1,543,901
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	688,765
	Chunghwa Precision Test Tech Co. Ltd.	151,000	2,721,860
	Chunghwa Telecom Co. Ltd., Sponsored ADR	84,051	3,114,089
	Chunghwa Telecom Co. Ltd.	5,266,000	19,679,658
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	691,790
	Cleanaway Co. Ltd.	510,000	3,080,848
	Clevo Co.	3,085,482	3,213,809
	CMC Magnetics Corp.	7,080,967	1,833,712
#	CoAsia Electronics Corp.	523,224	206,846
#	Collins Co. Ltd.	789,060	466,407
#	Compal Electronics, Inc.	16,377,560	12,363,165
	Compeq Manufacturing Co. Ltd.	6,912,000	10,577,094
	Compucase Enterprise	466,000	470,390
#	Concord Securities Co. Ltd.	3,514,671	1,154,021
	Continental Holdings Corp.	2,637,250	2,592,959
#	Contrel Technology Co. Ltd.	1,064,000	627,403
#	Coremax Corp.	367,835	1,211,399
	Coretronic Corp.	2,687,600	5,290,199
	Co-Tech Development Corp.	1,645,800	3,627,839
#	Cowealth Medical Holding Co. Ltd.	197,369	163,096
	Coxon Precise Industrial Co. Ltd.	178,000	71,784
	Creative Sensor, Inc.	14,000	13,426
#*	CSBC Corp. Taiwan	3,572,712	2,313,963
	CTBC Financial Holding Co. Ltd.	53,124,931	40,620,626
	CTCI Corp.	3,445,896	4,968,236
*	C-Tech United Corp.	196,196	83,160
	Cub Elecparts, Inc.	294,241	1,420,804
#	CviLux Corp.	659,378	720,203
	CX Technology Co. Ltd.	250,875	204,321
	Cyberlink Corp.	153,504	433,906
#	CyberPower Systems, Inc.	323,000	1,119,042
#	CyberTAN Technology, Inc.	2,354,873	1,919,428
#	Cypress Technology Co. Ltd.	293,589	537,480
#	Cystech Electronics Corp.	79,801	185,370
#	DA CIN Construction Co. Ltd.	2,002,809	2,038,553
#	Dadi Early-Childhood Education Group Ltd.	131,502	461,927
	Dafeng TV Ltd.	396,061	644,918
#	Da-Li Development Co. Ltd.	2,152,257	2,178,619
	Darfon Electronics Corp.	1,707,700	2,251,355
*	Darwin Precisions Corp.	2,803,304	852,261
#	Daxin Materials Corp.	410,500	995,260
#	De Licacy Industrial Co. Ltd.	1,675,469	786,589
*	Delpha Construction Co. Ltd.	136,000	80,046
	Delta Electronics, Inc.	1,500,028	14,546,467
	Depo Auto Parts Ind Co. Ltd.	874,634	2,201,629
#	Dimerco Data System Corp.	169,686	407,347
	Dimerco Express Corp.	1,166,000	2,885,732
	D-Link Corp.	3,366,537	1,732,632
	Donpon Precision, Inc.	22,000	16,960
#	Dr Wu Skincare Co. Ltd.	157,000	563,922
#	Draytek Corp.	252,000	218,658
	Dyaco International, Inc.	277,408	397,586
	DYNACOLOR, Inc.	221,000	267,110
	Dynamic Holding Co. Ltd.	2,036,693	1,179,256
	Dynapack International Technology Corp.	930,000	2,380,694
#	E & R Engineering Corp.	199,000	350,515
	E Ink Holdings, Inc.	340,000	1,972,943
#	E.Sun Financial Holding Co. Ltd.	24,276,738	19,883,562

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eastern Media International Corp.	2,400,690	$1,928,394
	Eclat Textile Co. Ltd.	511,518	8,530,734
#	ECOVE Environment Corp.	180,000	1,555,076
#*	Edimax Technology Co. Ltd.	1,152,423	615,575
#	Edison Opto Corp.	760,345	453,376
#	Edom Technology Co. Ltd.	1,415,141	1,297,588
#	eGalax_eMPIA Technology, Inc.	395,267	757,482
#	Egis Technology, Inc.	452,000	992,039
#	Elan Microelectronics Corp.	1,944,026	6,321,646
#*	E-Lead Electronic Co. Ltd.	266,746	677,635
	E-LIFE MALL Corp.	488,000	1,351,942
	Elite Advanced Laser Corp.	983,320	1,313,239
	Elite Material Co. Ltd.	1,213,839	7,372,505
#	Elite Semiconductor Microelectronics Technology, Inc.	2,038,390	5,347,281
*	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,600,150
	eMemory Technology, Inc.	208,000	11,404,309
#	Emerging Display Technologies Corp.	807,000	558,360
#	Ennoconn Corp.	503,298	3,765,373
#	Ennostar, Inc.	4,740,431	7,958,437
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,148,449
#	Epileds Technologies, Inc.	484,000	235,739
	Episil Technologies, Inc.	652,000	2,117,445
	Episil-Precision, Inc.	533,015	1,362,365
#	Eris Technology Corp.	97,000	676,366
#	Eson Precision Ind Co. Ltd.	700,000	1,426,946
	Eternal Materials Co. Ltd.	6,325,099	6,860,356
#	Etron Technology, Inc.	1,293,452	1,972,569
#	Eurocharm Holdings Co. Ltd.	186,000	1,065,304
	Eva Airways Corp.	12,168,695	11,874,900
*	Everest Textile Co. Ltd.	3,778,829	899,757
	Evergreen International Storage & Transport Corp.	3,443,000	3,108,627
	Evergreen Marine Corp. Taiwan Ltd.	5,187,568	26,501,931
#	Evergreen Steel Corp.	763,000	1,356,222
	Everlight Chemical Industrial Corp.	2,952,756	1,878,137
#	Everlight Electronics Co. Ltd.	3,453,570	4,331,057
#	Everspring Industry Co. Ltd.	591,300	251,651
	Excel Cell Electronic Co. Ltd.	119,000	96,671
	Excellence Opto, Inc.	141,000	110,872
#	Excelliance Mos Corp.	168,000	713,431
	Excelsior Medical Co. Ltd.	965,692	2,288,633
#	EZconn Corp.	340,600	546,077
	Far Eastern Department Stores Ltd.	9,179,000	6,643,680
	Far Eastern International Bank	23,200,843	9,068,152
	Far Eastern New Century Corp.	8,525,705	9,318,039
	Far EasTone Telecommunications Co. Ltd.	4,510,000	10,032,600
#	Faraday Technology Corp.	748,000	4,278,644
	Farcent Enterprise Co. Ltd.	36,000	66,016
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,341,103
	Farglory Land Development Co. Ltd.	2,074,105	4,039,599
#*	Federal Corp.	2,481,938	1,734,036
#	Feedback Technology Corp.	191,200	569,844
	Feng Hsin Steel Co. Ltd.	2,993,131	6,904,924
	Feng TAY Enterprise Co. Ltd.	1,243,785	8,212,239
#	FineTek Co. Ltd.	85,470	240,303
#	First Financial Holding Co. Ltd.	23,331,511	20,349,538
#	First Hi-Tec Enterprise Co. Ltd.	465,736	820,231
	First Hotel	1,250,293	592,448
	First Insurance Co. Ltd.	1,874,640	1,013,211
#*	First Steamship Co. Ltd.	4,906,961	1,422,242

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	FIT Holding Co. Ltd.	1,132,436	$1,098,094
#	Fitipower Integrated Technology, Inc.	503,000	2,440,752
#	Fittech Co. Ltd.	461,000	1,472,354
	FLEXium Interconnect, Inc.	2,614,724	8,760,175
#	Flytech Technology Co. Ltd.	706,070	1,618,446
#	FocalTech Systems Co. Ltd.	243,000	548,406
	FOCI Fiber Optic Communications, Inc.	390,000	304,937
	Force Mos Technology Ltd.	34,000	57,571
#	Forcecon Tech Co. Ltd.	270,000	508,113
#	Forest Water Environment Engineering Co. Ltd.	245,326	224,456
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,848,697
	Formosa Chemicals & Fibre Corp.	5,950,198	14,341,744
	Formosa International Hotels Corp.	255,975	2,149,918
#	Formosa Laboratories, Inc.	723,467	1,569,826
#	Formosa Oilseed Processing Co. Ltd.	304,891	583,762
#	Formosa Optical Technology Co. Ltd.	215,000	418,496
#	Formosa Petrochemical Corp.	991,000	2,777,552
	Formosa Plastics Corp.	3,395,770	10,122,343
#	Formosa Sumco Technology Corp.	264,000	1,383,129
#	Formosa Taffeta Co. Ltd.	5,138,460	4,649,991
#	Formosan Rubber Group, Inc.	1,670,143	1,227,209
#	Formosan Union Chemical	2,663,936	2,045,015
#	Fortune Electric Co. Ltd.	605,304	1,146,159
#	Founding Construction & Development Co. Ltd.	1,356,882	783,858
	Foxconn Technology Co. Ltd.	3,063,241	5,555,648
	Foxsemicon Integrated Technology, Inc.	537,402	3,472,088
#	Franbo Lines Corp.	1,450,820	887,918
#	Froch Enterprise Co. Ltd.	1,735,384	1,389,271
	FSP Technology, Inc.	887,619	1,148,666
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	270,300	160,992
	Fubon Financial Holding Co. Ltd.	18,793,034	37,850,720
#	Fulgent Sun International Holding Co. Ltd.	936,730	4,157,458
	Fullerton Technology Co. Ltd.	652,670	399,386
#	Fulltech Fiber Glass Corp.	3,016,051	1,256,696
	Fusheng Precision Co. Ltd.	461,000	3,414,357
#	Fwusow Industry Co. Ltd.	1,121,294	737,298
#	G Shank Enterprise Co. Ltd.	1,120,510	1,812,407
	Gallant Precision Machining Co. Ltd.	121,000	117,505
	Gamania Digital Entertainment Co. Ltd.	906,000	2,436,176
*	GCS Holdings, Inc.	401,000	525,321
#	GEM Services, Inc.	445,970	1,046,966
	Gemtek Technology Corp.	2,571,574	2,378,818
	General Interface Solution Holding Ltd.	2,053,000	5,846,287
	General Plastic Industrial Co. Ltd.	631,478	633,951
#	Generalplus Technology, Inc.	448,000	738,817
#	GeneReach Biotechnology Corp.	203,346	420,003
#	Genesys Logic, Inc.	321,000	1,126,740
#	Genius Electronic Optical Co. Ltd.	638,576	7,870,893
	Genmont Biotech, Inc.	78,314	62,689
#	Genovate Biotechnology Co. Ltd.	163,700	154,258
#	GeoVision, Inc.	467,840	608,962
	Getac Holdings Corp.	3,106,281	4,723,562
#	GFC Ltd.	176,400	411,374
	Giant Manufacturing Co. Ltd.	1,114,355	7,650,912
#*	Giantplus Technology Co. Ltd.	1,938,000	967,347
#	Gigabyte Technology Co. Ltd.	2,318,750	9,005,206
*	Gigasolar Materials Corp.	218,678	783,766
*	Gigastorage Corp.	97,576	64,093
	Global Brands Manufacture Ltd.	2,469,175	2,380,163

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global Lighting Technologies, Inc.	545,000	$1,030,992
#	Global Mixed Mode Technology, Inc.	584,000	3,169,825
#	Global PMX Co. Ltd.	420,000	2,149,687
#	Global Unichip Corp.	269,000	7,099,836
#	Globaltek Fabrication Co. Ltd.	78,000	136,242
#	Globalwafers Co. Ltd.	808,779	14,190,069
#*	Globe Union Industrial Corp.	1,588,820	699,556
#	Gloria Material Technology Corp.	2,621,885	3,326,413
#*	Glotech Industrial Corp.	248,000	98,297
*	GlycoNex, Inc.	111,828	119,072
#	GMI Technology, Inc.	1,055,566	630,242
#	Gold Circuit Electronics Ltd.	2,937,372	8,611,693
	Goldsun Building Materials Co. Ltd.	6,344,965	5,449,335
	Good Will Instrument Co. Ltd.	333,342	312,663
#	Gordon Auto Body Parts	527,000	437,911
#	Gourmet Master Co. Ltd.	839,102	4,226,620
#	Grand Fortune Securities Co. Ltd.	1,456,729	502,836
*	Grand Ocean Retail Group Ltd.	691,000	426,371
#	Grand Pacific Petrochemical	6,287,000	4,218,138
	Grand Process Technology Corp.	165,000	1,308,919
	GrandTech CG Systems, Inc.	344,890	647,045
	Grape King Bio Ltd.	833,000	4,799,420
	Great China Metal Industry	1,132,000	921,033
	Great Taipei Gas Co. Ltd.	1,511,000	1,563,381
#	Great Tree Pharmacy Co. Ltd.	281,628	2,901,664
	Great Wall Enterprise Co. Ltd.	3,940,478	6,089,435
#	Greatek Electronics, Inc.	2,414,000	4,102,809
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	374,008
#	Group Up Industrial Co. Ltd.	233,000	756,669
	GTM Holdings Corp.	1,004,550	863,109
#	Hai Kwang Enterprise Corp.	86,000	69,383
#	Hannstar Board Corp.	3,047,831	3,340,567
	HannStar Display Corp.	12,270,323	4,978,619
	HannsTouch Solution, Inc.	3,855,862	1,209,860
	Hanpin Electron Co. Ltd.	361,000	349,967
#	Harmony Electronics Corp.	220,000	234,792
#	Harvatek Corp.	1,062,839	659,178
#	Heran Co. Ltd.	89,000	322,521
#	Hey Song Corp.	1,993,500	2,202,130
	Hi-Clearance, Inc.	135,978	651,288
#	Highlight Tech Corp.	556,842	950,995
*	High-Tek Harness Enterprise Co. Ltd.	141,000	69,356
	Highwealth Construction Corp.	3,491,081	4,789,025
#	HIM International Music, Inc.	127,200	350,748
#	Hiroca Holdings Ltd.	469,221	699,962
#	Hitron Technology, Inc.	826,997	720,379
	Hiwin Technologies Corp.	1,154,866	8,634,816
	Hiyes International Co. Ltd.	71,000	162,271
	Ho Tung Chemical Corp.	6,567,828	1,902,674
#	Hocheng Corp.	1,444,266	872,702
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	38,262
	Holiday Entertainment Co. Ltd.	430,390	902,866
	Holtek Semiconductor, Inc.	1,327,000	3,235,394
	Holy Stone Enterprise Co. Ltd.	973,675	2,970,031
	Hon Hai Precision Industry Co. Ltd.	19,765,403	65,912,315
*	Hong Pu Real Estate Development Co. Ltd.	1,489,554	1,118,064
#	Hong TAI Electric Industrial	1,385,000	932,103
	Hong YI Fiber Industry Co.	1,007,680	596,809

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Horizon Securities Co. Ltd.	2,505,560	$754,503
	Hota Industrial Manufacturing Co. Ltd.	17,816	43,052
	Hotai Finance Co. Ltd.	756,000	2,668,037
	Hotai Motor Co. Ltd.	619,000	13,590,222
#*	Hotron Precision Electronic Industrial Co. Ltd.	170,159	202,093
#	Hsin Kuang Steel Co. Ltd.	2,174,000	3,527,732
	Hsin Yung Chien Co. Ltd.	259,510	836,102
	Hsing TA Cement Co.	806,222	445,319
#*	HTC Corp.	2,476,619	5,069,155
	Hu Lane Associate, Inc.	307,555	1,593,816
	HUA ENG Wire & Cable Co. Ltd.	2,197,000	1,174,502
#	Hua Nan Financial Holdings Co. Ltd.	19,821,619	15,080,697
	Hua Yu Lien Development Co. Ltd.	71,000	130,115
	Huaku Development Co. Ltd.	1,837,400	5,454,079
	Huang Hsiang Construction Corp.	207,735	288,566
	Huikwang Corp.	57,000	69,693
#	Hung Ching Development & Construction Co. Ltd.	903,000	637,895
	Hung Sheng Construction Ltd.	2,955,603	2,295,953
	Huxen Corp.	262,072	429,901
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	622,284
	Hwacom Systems, Inc.	253,000	131,117
#	Hycon Technology Corp.	105,169	205,634
#	Ibase Technology, Inc.	551,345	1,366,849
	IBF Financial Holdings Co. Ltd.	18,542,238	7,798,989
#	IC Plus Corp.	77,000	136,556
#	Ichia Technologies, Inc.	1,532,255	923,077
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	861,774
	IEI Integration Corp.	726,173	1,801,820
#	Inergy Technology, Inc.	83,000	172,696
	Infortrend Technology, Inc.	1,508,866	889,372
#	Info-Tek Corp.	487,000	916,824
#	Ingentec Corp.	64,890	414,647
#	Innodisk Corp.	530,340	3,354,171
	Innolux Corp.	41,834,701	17,115,885
#	Inpaq Technology Co. Ltd.	550,550	963,804
#	Insyde Software Corp.	151,000	467,248
#	Intai Technology Corp.	221,800	848,141
#*	Integrated Service Technology, Inc.	666,669	1,910,177
#	IntelliEPI, Inc.	123,000	233,272
	Interactive Digital Technologies, Inc.	48,000	104,950
	International CSRC Investment Holdings Co.	4,790,083	3,170,737
	International Games System Co. Ltd.	577,000	9,545,842
#	Inventec Corp.	8,150,276	6,870,629
	Iron Force Industrial Co. Ltd.	275,682	703,033
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	928,313
#	I-Sunny Construction & Development Co. Ltd.	59,895	160,240
#	ITE Technology, Inc.	1,191,646	3,156,201
#	ITEQ Corp.	1,863,608	5,068,884
*††	J Touch Corp.	22,100	0
	Jarllytec Co. Ltd.	359,828	755,104
#	Jean Co. Ltd.	258,568	113,656
#	Jentech Precision Industrial Co. Ltd.	268,356	3,381,775
	Jess-Link Products Co. Ltd.	561,450	791,246
#	Jetway Information Co. Ltd.	181,000	157,652
#	Jia Wei Lifestyle, Inc.	173,000	297,635
#	Jih Lin Technology Co. Ltd.	265,000	601,047
	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	452,838
	Jinan Acetate Chemical Co. Ltd.	5,270	50,811
*	Jinli Group Holdings Ltd.	688,681	269,015

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	JMC Electronics Co. Ltd.	61,000	$64,667
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	351,737
#	Jourdeness Group Ltd.	264,000	669,922
#	K Laser Technology, Inc.	946,459	601,176
	Kaimei Electronic Corp.	393,851	803,012
#	Kaori Heat Treatment Co. Ltd.	472,321	3,368,297
	Kaulin Manufacturing Co. Ltd.	1,256,684	587,757
	Kedge Construction Co. Ltd.	267,300	482,051
	Keding Enterprises Co. Ltd.	14,000	61,200
	KEE TAI Properties Co. Ltd.	3,007,101	1,279,529
#	Kenda Rubber Industrial Co. Ltd.	3,681,885	3,806,546
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,220,052
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,842,234
#*	Key Ware Electronics Co. Ltd.	374,131	132,183
#	Keystone Microtech Corp.	150,000	988,602
#	KHGEARS International Ltd.	6,504	15,543
	Kindom Development Co. Ltd.	3,035,000	2,940,583
	King Chou Marine Technology Co. Ltd.	495,800	619,115
	King Slide Works Co. Ltd.	386,450	5,225,085
	King Yuan Electronics Co. Ltd.	10,254,032	13,155,984
	King's Town Bank Co. Ltd.	6,622,653	7,657,087
*	King's Town Construction Co. Ltd.	659,690	725,922
#	Kinik Co.	759,000	3,041,476
#	Kinko Optical Co. Ltd.	649,120	549,856
	Kinpo Electronics	8,325,892	3,772,806
#	Kinsus Interconnect Technology Corp.	1,679,476	6,379,241
	KMC Kuei Meng International, Inc.	459,951	2,312,195
#	KNH Enterprise Co. Ltd.	719,150	415,373
#	Ko Ja Cayman Co. Ltd.	135,000	208,734
#	KS Terminals, Inc.	945,290	2,258,932
	Kung Long Batteries Industrial Co. Ltd.	420,000	1,947,788
#*	Kung Sing Engineering Corp.	3,354,135	748,650
	Kuo Toong International Co. Ltd.	1,108,735	852,655
#*	Kuo Yang Construction Co. Ltd.	1,253,517	769,271
	Kwong Fong Industries Corp.	534,733	183,852
	Kwong Lung Enterprise Co. Ltd.	637,000	1,101,239
	KYE Systems Corp.	1,412,107	489,291
	L&K Engineering Co. Ltd.	1,098,000	1,561,531
#	La Kaffa International Co. Ltd.	164,947	762,008
	LAN FA Textile	1,512,412	421,845
	Land Mark Optoelectronics Corp.	315,600	1,350,209
*	Lang, Inc.	26,000	23,921
#	Lanner Electronics, Inc.	623,705	1,922,099
#	Largan Precision Co. Ltd.	179,234	12,790,381
	Laser Tek Taiwan Co. Ltd.	419,086	369,501
#	Laster Tech Corp. Ltd.	305,540	395,189
#	LCY Technology Corp.	159,000	145,920
*	Leader Electronics, Inc.	527,886	173,973
#	Leadtek Research, Inc.	171,600	254,523
#	Leadtrend Technology Corp.	103,791	206,506
	Lealea Enterprise Co. Ltd.	4,892,965	1,703,261
*	Leatec Fine Ceramics Co. Ltd.	23,000	12,808
	Ledlink Optics, Inc.	542,858	420,182
#	LEE CHI Enterprises Co. Ltd.	1,204,000	829,706
	Lelon Electronics Corp.	639,122	1,238,020
#	Lemtech Holdings Co. Ltd.	177,032	464,263
#*	Leofoo Development Co. Ltd.	790,010	448,166
#*	Li Cheng Enterprise Co. Ltd.	546,057	509,650
*	Li Peng Enterprise Co. Ltd.	3,590,060	940,569

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lian HWA Food Corp.	610,323	$1,628,671
#	Lida Holdings Ltd.	400,000	410,774
	Lien Hwa Industrial Holdings Corp.	2,683,617	4,655,895
	Ligitek Electronics Co. Ltd.	19,000	10,077
#	Lingsen Precision Industries Ltd.	2,891,490	1,355,466
	Lite-On Technology Corp.	8,729,419	19,397,613
#	Liton Technology Corp.	336,000	402,173
*	Long Bon International Co. Ltd.	2,254,276	1,261,731
#	Long Da Construction & Development Corp.	652,000	487,780
	Longchen Paper & Packaging Co. Ltd.	5,934,003	3,720,398
#	Longwell Co.	638,000	1,209,723
	Lotes Co. Ltd.	292,625	7,438,816
	Lotus Pharmaceutical Co. Ltd.	635,000	5,071,092
	Lu Hai Holding Corp.	392,386	397,105
	Lucky Cement Corp.	1,088,000	401,976
	Lumax International Corp. Ltd.	554,513	1,317,063
	Lung Yen Life Service Corp.	1,006,000	1,280,054
#	Luxe Green Energy Technology Co. Ltd.	261,080	213,319
#	M31 Technology Corp.	44,000	786,116
#	Macauto Industrial Co. Ltd.	383,000	873,914
	Machvision, Inc.	291,890	1,447,816
#	Macroblock, Inc.	251,000	931,142
#	Macronix International Co. Ltd.	9,547,837	11,475,692
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	168,257
	Makalot Industrial Co. Ltd.	805,670	5,881,898
#	Marketech International Corp.	535,000	2,251,740
#	Materials Analysis Technology, Inc.	409,932	2,444,505
#	Mayer Steel Pipe Corp.	752,905	598,862
	Maywufa Co. Ltd.	178,462	117,017
#	Mechema Chemicals International Corp.	258,000	917,098
	Medeon Biodesign, Inc.	24,000	45,877
	MediaTek, Inc.	3,483,823	84,172,497
*	Medigen Biotechnology Corp.	47,000	50,759
*	Medigen Vaccine Biologics Corp.	657,228	1,610,774
	Mega Financial Holding Co. Ltd.	19,765,775	21,106,133
	Meiloon Industrial Co.	503,911	347,099
#	Mercuries & Associates Holding Ltd.	3,068,959	1,572,407
#*	Mercuries Life Insurance Co. Ltd.	15,441,459	2,850,620
#	Merida Industry Co. Ltd.	393,588	2,394,932
	Merry Electronics Co. Ltd.	974,771	2,652,975
	METAAGE Corp.	152,000	171,405
	Micro-Star International Co. Ltd.	3,427,465	15,054,478
	Mildef Crete, Inc.	328,000	488,714
#	MIN AIK Technology Co. Ltd.	875,249	489,903
#	Mirle Automation Corp.	1,130,512	1,465,973
#	Mitac Holdings Corp.	6,455,535	6,645,547
	Mitake Information Corp.	25,000	49,667
	MJ International Co. Ltd.	24,000	32,321
#	Mobiletron Electronics Co. Ltd.	504,960	850,779
#	momo.com, Inc.	232,680	6,191,975
	MOSA Industrial Corp.	331,000	266,679
#	MPI Corp.	724,000	3,017,386
#	Nak Sealing Technologies Corp.	370,549	1,345,701
	Namchow Holdings Co. Ltd.	1,490,000	2,269,907
#*	Nan Kang Rubber Tire Co. Ltd.	415,845	472,290
	Nan Liu Enterprise Co. Ltd.	240,000	576,244
	Nan Pao Resins Chemical Co. Ltd.	70,000	312,321
*	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	366,554
#	Nan Ya Plastics Corp.	9,065,584	22,814,696

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	1,041,211	$8,549,986
#	Nang Kuang Pharmaceutical Co. Ltd.	341,000	659,824
#	Nantex Industry Co. Ltd.	1,655,363	2,195,064
#	Nanya Technology Corp.	5,327,751	10,348,755
*	National Aerospace Fasteners Corp.	19,000	50,085
#	National Petroleum Co. Ltd.	643,000	1,168,476
	Netronix, Inc.	423,000	1,070,297
	New Best Wire Industrial Co. Ltd.	185,200	221,509
*	New Era Electronics Co. Ltd.	470,000	265,297
*	Newmax Technology Co. Ltd.	417,000	402,377
#	Nexcom International Co. Ltd.	679,267	737,830
#	Nichidenbo Corp.	1,163,552	2,100,112
	Nidec Chaun-Choung Technology Corp.	134,000	521,844
	Nien Hsing Textile Co. Ltd.	751,656	533,761
	Nien Made Enterprise Co. Ltd.	681,000	7,097,938
#	Niko Semiconductor Co. Ltd.	338,000	637,271
#	Nishoku Technology, Inc.	257,800	817,940
#	Nova Technology Corp.	156,000	464,337
#	Novatek Microelectronics Corp.	2,486,000	29,602,951
#	Nuvoton Technology Corp.	703,000	3,072,771
#	Nyquest Technology Co. Ltd.	75,000	186,209
	O-Bank Co. Ltd.	2,986,961	924,081
#	Ocean Plastics Co. Ltd.	842,000	953,087
#	OFCO Industrial Corp.	107,696	92,346
	OK Biotech Co. Ltd.	88,000	87,239
#*	Oneness Biotech Co. Ltd.	227,000	2,045,750
#	Orient Europharma Co. Ltd.	202,000	244,285
#	Orient Semiconductor Electronics Ltd.	2,731,637	1,705,436
	Oriental Union Chemical Corp.	3,724,819	2,357,756
#	O-TA Precision Industry Co. Ltd.	710,683	2,794,357
#	Pacific Construction Co.	1,178,276	366,407
	Pacific Hospital Supply Co. Ltd.	387,706	940,721
	PADAUK Technology Co. Ltd.	28,050	74,329
#	Paiho Shih Holdings Corp.	974,656	870,120
#	Pan Asia Chemical Corp.	322,500	129,780
#	Pan Jit International, Inc.	1,512,074	3,375,926
	Pan-International Industrial Corp.	2,676,854	3,463,928
#	Panion & BF Biotech, Inc.	136,753	774,748
#	Parade Technologies Ltd.	201,805	6,240,553
#	Paragon Technologies Co. Ltd.	276,626	196,053
	Parpro Corp.	232,000	219,081
#	PChome Online, Inc.	691,000	1,505,095
#	PCL Technologies, Inc.	336,129	1,279,507
	P-Duke Technology Co. Ltd.	332,644	987,547
	Pegatron Corp.	8,126,293	17,517,401
#	Pegavision Corp.	244,000	3,709,391
*††	Pharmally International Holding Co. Ltd.	422,490	0
#	Phison Electronics Corp.	584,000	7,270,039
#	Phoenix Silicon International Corp.	836,340	1,662,171
*	Phytohealth Corp.	153,000	97,906
#	Pixart Imaging, Inc.	995,000	3,321,506
	Planet Technology Corp.	200,000	592,944
#	Plastron Precision Co. Ltd.	536,491	225,502
#	Plotech Co. Ltd.	578,800	371,149
	Polytronics Technology Corp.	404,239	843,897
#	Posiflex Technology, Inc.	154,939	606,094
	Pou Chen Corp.	8,125,005	9,322,147
	Power Wind Health Industry, Inc.	188,319	802,965
#	Powerchip Semiconductor Manufacturing Corp.	9,328,000	10,759,146

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Powertech Technology, Inc.	4,511,580	$12,610,212
	Powertip Technology Corp.	201,000	81,849
	Poya International Co. Ltd.	374,558	6,505,628
#	President Chain Store Corp.	1,792,728	16,148,153
	President Securities Corp.	6,704,644	3,685,452
	Primax Electronics Ltd.	3,155,000	6,073,479
	Prince Housing & Development Corp.	8,035,140	2,989,511
#	Pro Hawk Corp.	83,000	456,685
*††	Prodisc Technology, Inc.	603,000	0
	Promate Electronic Co. Ltd.	1,023,000	1,318,098
#	Prosperity Dielectrics Co. Ltd.	801,687	975,022
	P-Two Industries, Inc.	17,000	14,669
	Qisda Corp.	7,136,525	6,757,842
#	QST International Corp.	348,700	681,729
	Qualipoly Chemical Corp.	681,893	777,023
#	Quang Viet Enterprise Co. Ltd.	229,000	946,255
	Quanta Computer, Inc.	7,442,436	18,587,393
	Quanta Storage, Inc.	1,275,000	1,903,331
#	Quintain Steel Co. Ltd.	1,815,707	921,608
	Radiant Opto-Electronics Corp.	3,403,692	11,667,865
#	Radium Life Tech Co. Ltd.	5,535,858	1,676,845
#	Rafael Microelectronics, Inc.	149,097	873,933
	Raydium Semiconductor Corp.	64,000	764,189
#*	RDC Semiconductor Co. Ltd.	247,000	1,541,847
#	Realtek Semiconductor Corp.	1,958,861	21,035,977
	Rechi Precision Co. Ltd.	2,314,292	1,307,420
#	Rexon Industrial Corp. Ltd.	931,559	952,748
	Rich Development Co. Ltd.	3,708,769	1,056,759
	RiTdisplay Corp.	78,000	99,096
*	Ritek Corp.	5,237,593	1,425,193
	Rodex Fasteners Corp.	125,000	241,619
*††	Roo Hsing Co. Ltd.	3,680,000	268,416
	Ruentex Development Co. Ltd.	4,904,464	7,344,908
#	Ruentex Engineering & Construction Co.	397,440	1,660,599
	Ruentex Industries Ltd.	3,218,253	7,210,850
#	Run Long Construction Co. Ltd.	564,213	1,347,843
	Sakura Development Co. Ltd.	35,000	38,949
	Sampo Corp.	2,123,895	1,890,295
	San Fang Chemical Industry Co. Ltd.	1,200,659	839,346
	San Far Property Ltd.	1,184,297	474,413
#	San Shing Fastech Corp.	672,622	1,162,691
	Sanitar Co. Ltd.	274,000	362,363
	Sanyang Motor Co. Ltd.	3,938,802	4,610,929
*	Savior Lifetec Corp.	793,203	575,455
	Scan-D Corp.	7,000	9,949
*	SCI Pharmtech, Inc.	18,174	58,559
#	Scientech Corp.	251,000	632,587
	ScinoPharm Taiwan Ltd.	529,000	468,431
	SciVision Biotech, Inc.	45,510	83,549
	SDI Corp.	764,000	2,919,485
	Sea & Land Integrated Corp.	123,500	94,342
#	Sea Sonic Electronics Co. Ltd.	276,000	487,513
	Senao International Co. Ltd.	517,547	550,080
#	Senao Networks, Inc.	177,000	1,305,426
#	Sensortek Technology Corp.	163,000	1,505,287
	Sercomm Corp.	1,656,000	4,461,094
#	Sesoda Corp.	1,312,261	1,868,331
#	Shanghai Commercial & Savings Bank Ltd.	1,818,660	2,826,455
	Shan-Loong Transportation Co. Ltd.	619,247	624,699

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sharehope Medicine Co. Ltd.	646,165	$725,850
#	Sheng Yu Steel Co. Ltd.	1,022,000	881,180
#	ShenMao Technology, Inc.	601,450	937,343
	Shieh Yih Machinery Industry Co. Ltd.	412,000	146,498
#	Shih Her Technologies, Inc.	373,000	724,609
	Shih Wei Navigation Co. Ltd.	2,613,495	2,192,420
	Shihlin Electric & Engineering Corp.	1,776,787	3,867,588
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	458,712
	Shin Hai Gas Corp.	8,242	14,208
	Shin Hsiung Natural Gas Co. Ltd.	93,150	216,873
	Shin Kong Financial Holding Co. Ltd.	42,389,198	12,730,066
#	Shin Ruenn Development Co. Ltd.	131,000	151,790
	Shin Shin Natural Gas Co.	12,480	17,575
#	Shin Zu Shing Co. Ltd.	1,104,127	3,041,667
	Shinih Enterprise Co. Ltd.	119,000	81,315
*	Shining Building Business Co. Ltd.	2,706,622	831,904
	Shinkong Insurance Co. Ltd.	1,842,784	3,094,895
	Shinkong Synthetic Fibers Corp.	8,122,844	4,875,036
	Shinkong Textile Co. Ltd.	907,169	1,221,092
#	Shiny Chemical Industrial Co. Ltd.	630,302	2,715,490
#	ShunSin Technology Holding Ltd.	247,000	696,713
#*	Shuttle, Inc.	2,415,000	976,918
#	Sigurd Microelectronics Corp.	3,773,523	6,432,686
#	Silergy Corp.	452,000	9,197,951
	Silicon Integrated Systems Corp.	1,058,700	615,549
#	Silicon Optronics, Inc.	246,000	672,504
	Silitech Technology Corp.	69,521	77,979
	Simplo Technology Co. Ltd.	769,880	7,627,128
	Sinbon Electronics Co. Ltd.	614,849	5,907,296
	Sincere Navigation Corp.	2,291,741	1,556,135
#	Singatron Enterprise Co. Ltd.	540,000	362,303
#	Single Well Industrial Corp.	257,351	211,287
#	Sinher Technology, Inc.	406,000	499,504
	Sinkang Industries Co. Ltd.	16,000	11,549
#	Sinmag Equipment Corp.	293,519	912,231
	Sino-American Silicon Products, Inc.	2,146,000	11,718,496
#	Sinon Corp.	3,081,740	4,012,899
#	SinoPac Financial Holdings Co. Ltd.	26,757,451	15,458,400
#	Sinopower Semiconductor, Inc.	137,000	473,897
#	Sinphar Pharmaceutical Co. Ltd.	459,147	475,234
#	Sinyi Realty, Inc.	1,834,314	1,698,661
	Sirtec International Co. Ltd.	743,000	510,439
#	Sitronix Technology Corp.	660,774	4,701,338
	Siward Crystal Technology Co. Ltd.	1,214,705	1,427,397
	Soft-World International Corp.	344,000	922,072
	Solar Applied Materials Technology Corp.	2,428,531	2,825,028
#	Solomon Technology Corp.	737,000	663,685
	Solteam, Inc.	425,930	641,781
#	Sonix Technology Co. Ltd.	1,248,000	2,168,917
#	Southeast Cement Co. Ltd.	1,181,000	710,211
#	Speed Tech Corp.	599,000	1,053,852
#	Spirox Corp.	445,745	366,006
	Sporton International, Inc.	419,852	3,082,415
#	Sports Gear Co. Ltd.	32,000	77,916
	St Shine Optical Co. Ltd.	374,000	3,167,661
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	994,794
	Standard Foods Corp.	2,892,734	4,001,334
#	Stark Technology, Inc.	597,520	1,695,215
#	Sun Race Sturmey-Archer, Inc.	228,000	314,534

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Sun Yad Construction Co. Ltd.	401,288	$161,952
	Sunfun Info Co. Ltd.	8,760	53,667
	Sunjuice Holdings Co. Ltd.	55,000	520,432
#*	Sunko INK Co. Ltd.	373,800	192,083
#	SunMax Biotechnology Co. Ltd.	76,000	336,693
#	Sunny Friend Environmental Technology Co. Ltd.	439,000	2,468,680
	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	1,997,549
#	Sunplus Innovation Technology, Inc.	57,000	139,426
#	Sunplus Technology Co. Ltd.	2,976,153	2,381,699
	Sunrex Technology Corp.	885,145	1,141,517
	Sunspring Metal Corp.	947,291	753,207
*	Super Dragon Technology Co. Ltd.	170,000	123,654
#	Superior Plating Technology Co. Ltd.	87,000	148,592
#	Supreme Electronics Co. Ltd.	3,230,910	4,033,577
#	Swancor Holding Co. Ltd.	377,000	1,383,195
	Sweeten Real Estate Development Co. Ltd.	1,111,353	906,610
#	Symtek Automation Asia Co. Ltd.	403,257	1,247,000
	Syncmold Enterprise Corp.	718,000	1,431,369
*	SYNergy ScienTech Corp.	102,000	80,783
	Syngen Biotech Co. Ltd.	14,000	72,936
	Synnex Technology International Corp.	4,277,732	8,645,249
	Systex Corp.	942,293	2,335,452
#	T3EX Global Holdings Corp.	753,178	1,666,401
#	TA Chen Stainless Pipe	8,715,472	13,092,762
#	Ta Liang Technology Co. Ltd.	309,000	440,128
	Ta Ya Electric Wire & Cable	3,414,050	2,632,614
	Ta Yih Industrial Co. Ltd.	220,000	258,256
	Tah Hsin Industrial Corp.	228,378	543,255
#	TAI Roun Products Co. Ltd.	228,000	118,708
#	TA-I Technology Co. Ltd.	728,834	1,083,732
#*	Tai Tung Communication Co. Ltd.	758,813	362,304
	Taichung Commercial Bank Co. Ltd.	28,159,875	12,321,292
#	TaiDoc Technology Corp.	543,532	3,260,314
#	Taiflex Scientific Co. Ltd.	1,200,460	1,679,419
	Taimide Tech, Inc.	708,940	785,044
#	Tainan Enterprises Co. Ltd.	643,289	453,686
	Tainan Spinning Co. Ltd.	7,949,791	4,552,329
#	Tai-Saw Technology Co. Ltd.	424,960	383,218
	Taishin Financial Holding Co. Ltd.	29,923,935	16,265,767
	TaiSol Electronics Co. Ltd.	441,000	489,045
#	Taisun Enterprise Co. Ltd.	852,775	886,002
#	Taita Chemical Co. Ltd.	1,807,792	1,367,318
#	TAI-TECH Advanced Electronics Co. Ltd.	270,000	812,153
#	Taitien Electronics Co. Ltd.	94,000	116,146
	Taiwan Business Bank	21,339,953	9,519,636
	Taiwan Cement Corp.	14,251,055	17,261,777
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	797,726
	Taiwan Cogeneration Corp.	2,060,657	2,370,439
	Taiwan Cooperative Financial Holding Co. Ltd.	18,908,140	16,708,549
#	Taiwan FamilyMart Co. Ltd.	187,000	1,255,524
	Taiwan Fertilizer Co. Ltd.	3,131,000	5,837,489
	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	928,966
	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,483,165
#	Taiwan Glass Industry Corp.	5,452,904	4,263,792
	Taiwan High Speed Rail Corp.	5,996,000	5,841,615
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,257,545	6,751,756
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,637,790
#	Taiwan IC Packaging Corp.	393,000	150,903
*††	Taiwan Kolin Co. Ltd.	508,000	0

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
††	Taiwan Land Development Corp.	6,008,009	$201,101
	Taiwan Line Tek Electronic	390,000	378,299
#	Taiwan Mask Corp.	346,000	1,068,952
	Taiwan Mobile Co. Ltd.	3,940,900	12,434,330
	Taiwan Navigation Co. Ltd.	1,395,720	1,237,141
	Taiwan Paiho Ltd.	2,101,152	4,177,913
	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,738,834
#	Taiwan Pelican Express Co. Ltd.	119,000	197,327
#	Taiwan Sakura Corp.	1,181,243	2,484,746
#	Taiwan Sanyo Electric Co. Ltd.	481,650	580,562
	Taiwan Secom Co. Ltd.	1,603,405	5,377,448
#	Taiwan Semiconductor Co. Ltd.	1,269,000	3,765,844
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,502,836	324,817,982
#	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	731,276,486
	Taiwan Shin Kong Security Co. Ltd.	1,637,226	2,177,329
	Taiwan Steel Union Co. Ltd.	141,000	464,344
	Taiwan Styrene Monomer	3,139,404	1,463,187
#	Taiwan Surface Mounting Technology Corp.	2,155,674	6,567,349
#	Taiwan Taxi Co. Ltd.	168,722	508,827
#*	Taiwan TEA Corp.	4,719,896	3,389,415
#	Taiwan Union Technology Corp.	2,204,000	4,555,309
#	Taiwan-Asia Semiconductor Corp.	2,092,537	2,671,359
	Taiyen Biotech Co. Ltd.	687,910	745,490
#*	Tang Eng Iron Works Co. Ltd.	152,000	161,851
*	Tatung Co. Ltd.	5,651,588	6,458,618
	TBI Motion Technology Co. Ltd.	240,000	312,689
	TCI Co. Ltd.	686,282	4,325,265
	Te Chang Construction Co. Ltd.	421,980	426,862
	Team Group, Inc.	289,800	316,557
	Teco Electric & Machinery Co. Ltd.	6,839,000	6,562,200
#	Tehmag Foods Corp.	114,860	1,020,053
	TEKOM Technologies, Inc.	14,000	50,534
	Ten Ren Tea Co. Ltd.	171,170	184,514
	Tera Autotech Corp.	24,863	18,101
	Test Research, Inc.	1,115,370	2,374,099
	Test Rite International Co. Ltd.	1,551,166	1,027,107
#*	Tex-Ray Industrial Co. Ltd.	990,000	383,044
	Thermaltake Technology Co. Ltd.	151,391	137,226
	Thinking Electronic Industrial Co. Ltd.	520,058	2,608,173
	Thye Ming Industrial Co. Ltd.	904,793	1,153,016
	Tofu Restaurant Co. Ltd.	21,280	163,182
	Ton Yi Industrial Corp.	6,584,300	3,901,100
	Tong Hsing Electronic Industries Ltd.	1,062,875	8,157,322
	Tong Ming Enterprise Co. Ltd.	180,000	261,876
	Tong Yang Industry Co. Ltd.	2,929,341	4,421,665
	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	729,437
	Top Bright Holding Co. Ltd.	54,000	187,682
#	Top Union Electronics Corp.	735,255	615,778
#*	TOPBI International Holdings Ltd.	513,872	358,653
	Topco Scientific Co. Ltd.	1,072,050	6,064,713
	Topco Technologies Corp.	307,468	760,044
	Topkey Corp.	231,000	1,375,468
#	Topoint Technology Co. Ltd.	1,041,993	1,025,677
	Toung Loong Textile Manufacturing	610,980	537,939
	TPK Holding Co. Ltd.	2,634,000	2,697,973
	Trade-Van Information Services Co.	378,000	772,361
	Transart Graphics Co. Ltd.	31,000	59,163
#	Transcend Information, Inc.	1,258,870	2,858,458
	Transcom, Inc.	93,000	438,829

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	2,287,660	$7,568,186
#*	TrueLight Corp.	273,000	200,638
#	Tsang Yow Industrial Co. Ltd.	383,000	299,596
	Tsann Kuen Enterprise Co. Ltd.	515,865	775,508
#	TSC Auto ID Technology Co. Ltd.	195,570	1,295,944
	TSRC Corp.	4,929,154	4,649,713
	TST Group Holding Ltd.	3,600	12,122
	Ttet Union Corp.	259,000	1,243,503
#	TTFB Co. Ltd.	85,460	624,678
	TTY Biopharm Co. Ltd.	1,572,991	4,075,416
	Tung Ho Steel Enterprise Corp.	4,596,052	8,882,494
	Tung Ho Textile Co. Ltd.	17,000	10,196
#	Tung Thih Electronic Co. Ltd.	408,000	2,033,415
#	Turvo International Co. Ltd.	229,515	771,735
#	TXC Corp.	2,510,762	7,329,352
#	TYC Brother Industrial Co. Ltd.	2,073,333	1,943,905
*	Tycoons Group Enterprise	3,139,353	901,606
	Tyntek Corp.	1,844,413	1,063,903
	TZE Shin International Co. Ltd.	112,200	50,079
#	UDE Corp.	533,000	597,605
	U-Ming Marine Transport Corp.	3,440,200	5,827,061
	Unic Technology Corp.	373,000	178,688
	Unictron Technologies Corp.	108,000	259,358
#	Unimicron Technology Corp.	5,881,563	27,078,680
#	Union Bank Of Taiwan	10,318,215	5,567,308
	Uni-President Enterprises Corp.	10,541,734	23,682,925
	Unitech Computer Co. Ltd.	564,365	595,343
#*	Unitech Printed Circuit Board Corp.	4,099,516	2,509,517
	United Integrated Services Co. Ltd.	1,205,640	8,323,426
	United Microelectronics Corp., Sponsored ADR	210,935	1,714,902
#	United Microelectronics Corp.	35,252,441	57,688,645
*	United Orthopedic Corp.	479,468	725,197
#	United Radiant Technology	590,000	370,007
#	United Recommend International Co. Ltd.	147,200	413,340
*	United Renewable Energy Co. Ltd.	6,710,644	4,742,714
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	287,000	248,046
	Universal Cement Corp.	2,811,790	2,213,826
#	Universal Vision Biotechnology Co. Ltd.	239,400	2,611,847
	Unizyx Holding Corp.	2,120,320	2,614,919
	UPC Technology Corp.	5,461,684	2,704,781
#	Userjoy Technology Co. Ltd.	266,474	660,882
	USI Corp.	6,400,226	5,088,765
#*	Usun Technology Co. Ltd.	283,100	351,305
#	U-Tech Media Corp.	438,000	252,548
#	Utechzone Co. Ltd.	360,000	1,063,704
#	UVAT Technology Co. Ltd.	158,000	326,754
	Value Valves Co. Ltd.	112,000	305,949
	Vanguard International Semiconductor Corp.	4,605,000	15,478,525
	Ve Wong Corp.	704,524	868,077
#	Ventec International Group Co. Ltd.	505,000	1,357,807
#	VIA Labs, Inc.	113,000	789,565
*	Victory New Materials Ltd. Co.	815,500	277,580
#	Viking Tech Corp.	395,000	666,338
	Visual Photonics Epitaxy Co. Ltd.	1,071,224	3,192,640
	Voltronic Power Technology Corp.	246,007	12,448,996
	Wafer Works Corp.	4,060,544	6,121,783
#	Waffer Technology Corp.	565,623	726,964
	Wah Hong Industrial Corp.	408,280	388,143

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wah Lee Industrial Corp.	1,395,400	$3,984,252
	Walsin Lihwa Corp.	8,615,881	15,683,150
	Walsin Technology Corp.	2,225,496	6,719,817
	Walton Advanced Engineering, Inc.	2,036,662	822,822
	Wan Hai Lines Ltd.	3,672,972	9,360,526
	WAN HWA Enterprise Co.	428,452	174,253
	Wei Chuan Foods Corp.	2,717,000	1,736,108
*††	Wei Mon Industry Co. Ltd.	2,514,674	0
	Weikeng Industrial Co. Ltd.	2,797,979	2,556,446
#	Well Shin Technology Co. Ltd.	624,443	1,036,885
	Welldone Co.	61,000	71,052
#	WELLELL, Inc.	308,463	305,113
	Weltrend Semiconductor	54,000	86,754
#*	Wha Yu Industrial Co. Ltd.	557,000	332,225
#	Wholetech System Hitech Ltd.	370,000	564,834
#	Win Semiconductors Corp.	1,371,248	8,841,556
	Winbond Electronics Corp.	17,499,188	12,677,443
	Winmate, Inc.	184,000	516,449
#	Winstek Semiconductor Co. Ltd.	523,000	862,015
*††	Wintek Corp.	6,349,135	0
#	WinWay Technology Co. Ltd.	100,000	1,528,131
#	Wisdom Marine Lines Co. Ltd.	3,344,849	6,808,761
#	Wisechip Semiconductor, Inc.	157,000	273,357
	Wistron Corp.	16,366,169	17,216,923
#	Wistron Information Technology & Services Corp.	248,000	750,152
#	Wistron NeWeb Corp.	1,978,515	5,407,283
	Wiwynn Corp.	233,000	5,852,411
#	Wonderful Hi-Tech Co. Ltd.	183,000	186,194
#*	Wowprime Corp.	599,000	3,601,169
	WPG Holdings Ltd.	7,645,957	12,188,795
#	WT Microelectronics Co. Ltd.	2,279,789	4,986,350
	WUS Printed Circuit Co. Ltd.	1,091,507	1,019,288
#	WW Holding, Inc.	32,000	80,090
#	XAC Automation Corp.	275,000	208,185
	XinTec, Inc.	1,135,000	4,083,307
	X-Legend Entertainment Co. Ltd.	10,000	13,848
*††	XPEC Entertainment, Inc.	63,985	0
#	Xxentria Technology Materials Corp.	803,736	1,647,606
	Yageo Corp.	983,842	17,857,642
	Yang Ming Marine Transport Corp.	8,891,491	18,675,315
	Yankey Engineering Co. Ltd.	2,000	14,419
#	YC INOX Co. Ltd.	2,519,858	2,569,451
	YCC Parts Manufacturing Co. Ltd.	51,000	70,748
	Yea Shin International Development Co. Ltd.	1,322,514	963,182
#	Yem Chio Co. Ltd.	2,933,064	1,430,363
	Yen Sun Technology Corp.	158,000	146,493
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,238,337
#	YFC-Boneagle Electric Co. Ltd.	769,454	698,628
#	YFY, Inc.	9,004,997	7,765,837
#	Yi Jinn Industrial Co. Ltd.	1,392,096	878,821
	Yi Shin Textile Industrial Co. Ltd.	208,000	222,835
#*	Yieh Hsing Enterprise Co. Ltd.	106,000	44,979
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,826,001
	YONGGU Group, Inc.	74,000	111,581
	Yonyu Plastics Co. Ltd.	546,050	607,293
	Young Fast Optoelectronics Co. Ltd.	669,137	626,528
#	Youngtek Electronics Corp.	862,569	1,745,052
	Yuanta Financial Holding Co. Ltd.	25,977,808	19,534,179
	Yuanta Futures Co. Ltd.	62,145	102,063

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yuen Chang Stainless Steel Co. Ltd.	399,000	$286,362
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	434,656
	Yulon Finance Corp.	1,538,549	8,584,197
#	Yulon Motor Co. Ltd.	3,528,946	9,782,226
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	914,446
#	Yungshin Construction & Development Co. Ltd.	813,200	1,429,864
	YungShin Global Holding Corp.	1,309,400	1,862,212
#	Yusin Holding Corp.	39,000	126,074
	Zeng Hsing Industrial Co. Ltd.	386,733	1,542,321
#	Zenitron Corp.	1,297,000	1,303,763
#	Zero One Technology Co. Ltd.	892,868	1,247,596
	Zhen Ding Technology Holding Ltd.	3,373,350	12,456,544
*	Zhong Yang Technology Co. Ltd.	98,000	130,159
#	Zig Sheng Industrial Co. Ltd.	3,242,638	1,162,226
#*	Zinwell Corp.	2,008,979	1,180,674
#	Zippy Technology Corp.	747,028	1,002,332
#	ZongTai Real Estate Development Co. Ltd.	1,002,703	1,054,805
TOTAL TAIWAN			4,150,454,225
THAILAND — (2.5%)
	2S Metal PCL	1,285,110	133,144
	AAPICO Hitech PCL, NVDR	30,260	30,251
	AAPICO Hitech PCL	1,826,888	1,826,335
	Absolute Clean Energy PCL	12,123,700	947,566
	Advanced Info Service PCL	2,502,809	14,822,756
	Advanced Information Technology PCL, Class F	10,133,150	2,072,062
	AEON Thana Sinsap Thailand PCL	629,400	3,803,856
*	After You PCL	1,580,300	579,268
	AgriPure Holdings PLC	1,551,400	234,049
*	AgriPure Holdings PLC	827,100	0
	AI Energy PCL	1,179,650	99,346
*	Airports of Thailand PCL	6,175,500	13,890,666
	AJ Plast PCL	1,739,400	679,741
	Allianz Ayudhya Capital PCL	136,500	172,641
*	Alpha Divisions PCL, Class F	1,547,900	54,395
	Amanah Leasing PCL	3,756,500	432,436
	Amata Corp. PCL	6,116,300	3,705,726
*	Ananda Development PCL	19,276,307	829,214
	AP Thailand PCL	23,749,136	8,561,488
*	Aqua Corp. PCL	7,522,200	154,956
	Asia Green Energy PCL	4,363,000	478,463
	Asia Plus Group Holdings PCL	18,199,100	1,698,068
	Asia Precision PCL	1,729,400	255,664
	Asia Sermkij Leasing PCL, NVDR	1,759,450	1,745,592
	Asia Sermkij Leasing PCL	32,200	31,946
	Asian Insulators PCL	2,470,690	497,731
	Asian Sea Corp. PCL, Class F	2,192,350	896,599
	Asiasoft Corp. PCL	947,700	459,352
	Asset World Corp. PCL	14,161,300	2,552,552
	Assetwise PCL	43,100	10,511
	B Grimm Power PCL	2,163,500	2,638,015
	Bangchak Corp. PCL	8,364,500	9,248,841
*	Bangkok Airways PCL	4,767,700	2,108,707
	Bangkok Bank PCL	2,449,900	11,763,379
	Bangkok Bank PCL, NVDR	201,600	967,998
	Bangkok Chain Hospital PCL	6,593,150	4,354,155
	Bangkok Commercial Asset Management PCL	4,718,900	2,272,963
	Bangkok Dusit Medical Services PCL, Class F	10,765,600	9,702,411
	Bangkok Expressway & Metro PCL	7,693,255	2,260,666

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Insurance PCL	112,940	$1,012,731
	Bangkok Land PCL	101,107,404	3,246,709
	Bangkok Life Assurance PCL, NVDR	1,967,440	1,743,339
*	Bangkok Ranch PCL	4,604,400	407,296
	Banpu PCL	22,177,113	7,793,230
	Banpu Power PCL	2,564,000	1,343,750
	BCPG PCL	3,673,800	1,096,241
	BEC World PCL	6,482,400	2,081,595
	Berli Jucker PCL	3,587,450	4,129,752
*	Better World Green PCL	26,875,300	846,723
	BG Container Glass PCL	968,500	296,330
*	Bound & Beyond PCL	614,200	260,491
	BTS Group Holdings PCL	13,863,800	3,548,898
	Bumrungrad Hospital PCL	684,100	4,497,113
	Buriram Sugar PCL, Class F	631,460	156,861
	Business Online PCL	1,456,600	507,449
	Cal-Comp Electronics Thailand PCL, Class F	22,238,528	1,589,910
	Carabao Group PCL, Class F	895,700	2,794,823
	Central Pattana PCL	2,870,200	6,195,145
*	Central Plaza Hotel PCL	508,500	801,030
	Central Retail Corp. PCL	3,917,117	5,043,243
	CH Karnchang PCL	3,669,667	2,512,405
	Charoen Pokphand Foods PCL	12,509,200	8,943,263
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	188,288
	Chiang Mai Ram Medical Business PCL	522,200	43,029
	Chularat Hospital PCL, Class F	32,750,000	3,968,494
	Chumporn Palm Oil Industry PCL	2,336,300	213,742
	CIMB Thai Bank PCL	1,623,900	42,307
	CK Power PCL	7,161,800	980,652
	Com7 PCL, Class F	4,369,000	4,136,057
	Communication & System Solution PCL	5,655,600	260,421
*	Country Group Development PCL	30,283,500	412,832
*	Country Group Holdings PCL, Class F	14,076,611	379,527
	CP ALL PCL	4,652,400	9,372,451
	Delta Electronics Thailand PCL	316,100	8,618,298
	Demco PCL	3,254,900	491,045
	Dhipaya Group Holdings PCL	3,327,000	5,039,382
	Diamond Building Products PCL	1,260,200	320,681
	Do Day Dream PCL	342,900	178,670
*	DOD Biotech PCL	974,500	147,016
	Dohome PCL	2,314,320	953,491
	Dynasty Ceramic PCL	27,544,860	2,386,498
*	E for L Aim PCL	4,864,100	54,520
	Eastern Polymer Group PCL, Class F	6,248,200	1,627,826
	Eastern Power Group PCL	2,399,504	306,753
	Eastern Water Resources Development & Management PCL, Class F	4,777,600	774,316
	Ekachai Medical Care PCL	3,003,208	818,809
	Electricity Generating PCL	607,200	3,200,630
	Energy Absolute PCL	1,839,500	4,820,259
	Esso Thailand PCL	6,764,400	1,905,753
*	Everland PCL	5,492,800	43,264
	Exotic Food PCL, Class F	1,343,000	553,311
	Finansia Syrus Securities PCL, NVDR	684,100	68,389
	Forth Corp. PCL	1,252,800	1,641,430
	Forth Smart Service PCL	1,733,800	887,647
	Fortune Parts Industry PCL, Class F	2,261,200	219,201
	Frasers Property Thailand PCL	109,400	50,706
*	General Engineering PCL	14,624,000	146,196
	GFPT PCL	3,648,722	1,492,207

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Global Consumer PCL	2,912,500	$52,939
	Global Green Chemicals PCL, Class F	1,684,700	765,541
	Global Power Synergy PCL, Class F	1,576,226	3,282,809
	Gulf Energy Development PCL	2,384,400	3,882,505
	Gunkul Engineering PCL	18,032,900	2,720,504
	Haad Thip PCL	456,000	414,420
	Hana Microelectronics PCL	2,879,153	5,276,848
	Home Product Center PCL	17,312,415	7,499,774
	Humanica PCL	487,100	188,879
	Hwa Fong Rubber Thailand PCL	1,113,100	222,553
	I&I Group PCL	18,000	20,721
	ICC International PCL	51,000	56,006
	Ichitan Group PCL	5,852,300	2,145,193
	Index Livingmall PCL	1,415,300	810,335
	Indorama Ventures PCL	5,400,200	6,625,510
	Infraset PCL	3,353,300	347,419
	Interlink Communication PCL	2,814,350	609,591
*	Interlink Telecom PCL	4,457,400	499,618
	Internet Thailand PCL	1,417,700	225,475
*	Interpharma PCL	873,700	381,135
	Intouch Holdings PCL, Class F	245,400	540,832
	IRPC PCL	50,408,390	4,672,817
	IT City PCL	163,900	27,805
*	Italian-Thai Development PCL	38,584,219	2,384,484
*††	ITV PLC	183,700	0
	JAS Asset PCL, Class F	3,294,900	387,283
*	Jasmine International PCL	26,267,100	1,846,097
*	Jasmine Technology Solution PCL	56,200	79,593
	Jay Mart PCL	210,700	237,764
*	JKN Global Media PCL	2,624,400	267,131
	JMT Network Services PCL	615,297	997,225
	Jubilee Enterprise PCL	210,000	176,537
	JWD Infologistics PCL	3,120,000	2,032,112
	Kang Yong Electric PCL	8,200	79,491
	Karmarts PCL	4,618,266	1,224,169
	Kasikornbank PCL	91,000	399,727
	Kasikornbank PCL, NVDR	757,600	3,327,840
	KCE Electronics PCL	2,767,664	4,590,415
	KGI Securities Thailand PCL	4,424,900	676,939
	Khon Kaen Sugar Industry PCL	14,945,448	1,638,974
	Kiatnakin Phatra Bank PCL	897,407	1,855,438
	Krung Thai Bank PCL	5,142,475	2,726,244
	Krungthai Card PCL	2,212,600	3,787,092
	Ladprao General Hospital PCL, Class F	1,209,300	205,152
	Lalin Property PCL	1,613,800	457,105
	Lam Soon Thailand PCL	2,756,000	438,322
	Land & Houses PCL	18,502,800	5,549,158
	Land & Houses PCL, NVDR	3,654,680	1,096,072
	Lanna Resources PCL	2,341,650	1,106,626
	LH Financial Group PCL	32,290,227	1,173,834
	Loxley PCL	11,146,635	742,884
	LPN Development PCL	10,057,196	1,401,487
*	Master Ad PCL	15,996,700	271,377
	MBK PCL	6,692,928	3,730,684
	MC Group PCL	1,852,600	667,856
	MCS Steel PCL	3,868,300	1,165,998
*	MDX PCL	670,700	92,650
	Mega Lifesciences PCL	2,497,900	3,953,810
	Millcon Steel PCL	9,703,884	226,355

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Minor International PCL	3,997,539	$4,026,603
	MK Restaurants Group PCL	947,600	1,629,091
*	Mono Next PCL	7,271,000	359,035
	Muang Thai Insurance PCL	27,600	103,678
	Muangthai Capital PCL	2,688,700	3,054,415
	Namyong Terminal PCL	3,419,200	354,246
*	Nawarat Patanakarn PCL	13,758,800	358,454
	Netbay PCL	657,800	567,928
	Ngern Tid Lor PCL	124,700	104,830
	Noble Development PCL	5,097,400	887,914
	Nonthavej Hospital PCL	72,300	94,728
	Northeast Rubber PCL	11,746,300	2,277,380
	NR Instant Produce PCL	1,225,200	222,696
*	Nusasiri PCL	3,092,800	105,873
	Origin Property PCL, Class F	7,238,600	2,675,278
	Osotspa PCL	3,946,700	3,347,701
	Pacific Pipe PCL	1,617,100	193,013
	PCS Machine Group Holding PCL	1,542,500	249,996
	Plan B Media PCL, Class F	16,984,868	4,605,107
*	Platinum Group PCL, Class F	2,468,800	284,200
	Polyplex Thailand PCL	2,307,687	1,765,195
*	Power Solution Technologies PCL, Class F	6,872,800	349,782
	Praram 9 Hospital PCL	998,200	604,786
	Precious Shipping PCL	9,198,500	4,597,857
	Premier Marketing PCL	2,480,700	728,955
	Prima Marine PCL	8,729,400	2,049,465
*	Principal Capital PCL	2,361,600	432,829
	Property Perfect PCL	74,357,187	901,026
	Pruksa Holding PCL	5,882,000	2,352,087
	PTG Energy PCL	7,571,700	3,073,638
	PTT Exploration & Production PCL	6,030,869	31,332,749
	PTT Global Chemical PCL	5,320,311	7,937,756
	PTT Oil & Retail Business PCL	36,700	24,904
	PTT PCL	37,349,400	37,620,950
	Pylon PCL	1,567,100	207,934
	Quality Houses PCL	61,695,004	4,410,791
	R&B Food Supply PCL	2,009,300	773,042
*	Rabbit Holdings PLC, Class F	42,111,064	1,543,605
*	Raimon Land PCL	22,409,500	495,575
	Rajthanee Hospital PCL	981,000	906,407
	Ratch Group PCL	2,456,401	3,143,985
	Ratchaphruek Hospital PCL, Class F	3,499,000	667,789
	Ratchthani Leasing PCL	16,628,412	2,065,328
	Regional Container Lines PCL	3,434,000	3,406,952
	Rojana Industrial Park PCL	6,561,112	1,222,382
	RPCG Pcl	3,472,400	110,452
	RS PCL	3,152,600	1,594,923
	S 11 Group PCL	1,791,100	282,148
*	S Hotels & Resorts PCL	8,893,800	1,185,481
	S Kijchai Enterprise PCL, Class F	1,930,100	306,968
	Sabina PCL	1,055,600	807,449
	Saha Pathana Inter-Holding PCL	33,600	70,742
	Sahakol Equipment PCL	6,146,500	368,678
	Sahamitr Pressure Container PCL	1,503,700	601,298
	Saha-Union PCL	755,300	709,309
*	Samart Corp. PCL	3,794,000	643,635
	Samart Telcoms PCL	2,276,400	465,486
	Sansiri PCL	93,071,685	5,498,024
	Sappe PCL	914,600	1,302,218

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	SC Asset Corp. PCL	15,166,416	$2,186,978
	SCB X PCL	2,083,969	6,565,670
	SCG Ceramics PCL	6,288,800	388,644
	SCG Packaging PCL	1,832,500	2,900,579
*	SEAFCO PCL	4,373,184	511,375
*	Seafresh Industry PCL	5,116,500	443,296
	Sena Development PCL	4,401,850	525,395
*	SENA J Property PCL	10,532,400	354,164
	Sermsang Power Corp. Co. Ltd.	3,145,279	962,354
*	Seven Utilities & Power PLC	15,771,900	372,677
	Siam Cement PCL	599,200	6,099,097
	Siam City Cement PCL	407,788	1,970,378
	Siam City Cement PCL, NVDR	24	116
	Siam Global House PCL	5,118,190	3,225,033
	Siamgas & Petrochemicals PCL	5,949,700	1,820,417
	Siamrajathanee PCL	735,860	214,004
	Sikarin PCL, Class F	1,161,600	475,056
*	Simat Technologies PCL	1,956,000	133,916
	Singer Thailand PCL	165,800	138,125
*	Singha Estate PCL	21,080,717	1,264,460
	Sino-Thai Engineering & Construction PCL	7,798,487	3,401,945
	SiS Distribution Thailand PCL	242,500	196,512
	SISB PCL	627,000	463,460
*††	SMI Holdings Group Ltd.	4,621,951	0
	SNC Former PCL	2,145,300	929,348
	Somboon Advance Technology PCL	2,045,225	1,325,896
	SPCG PCL	3,684,200	1,640,646
	Sri Trang Agro-Industry PCL	8,739,340	5,797,987
	Sri Trang Gloves Thailand PCL	6,745,200	2,125,116
	Sriracha Construction PCL	611,200	178,676
	Srisawad Capital 1969 PCL, Class F	732,300	604,519
	Srisawad Corp. PCL	2,685,622	4,332,305
	Srithai Superware PCL	8,065,200	408,024
	Srivichai Vejvivat PCL	3,231,700	851,736
	Star Petroleum Refining PCL	10,599,900	3,692,786
	Starflex PCL	597,200	60,064
	Starflex PCL	16,230	64
*	STARK Corp. PCL	14,401,800	1,300,132
	Stars Microelectronics Thailand PCL	4,893,300	770,832
*	STP & I PCL	9,914,433	1,561,801
	Supalai PCL	9,946,625	7,291,982
	Super Energy Corp. PCL	137,271,200	2,619,838
	Susco PCL	4,960,000	570,979
	SVI PCL	2,591,800	777,304
	Synnex Thailand PCL	1,660,160	809,711
	Syntec Construction PCL	7,690,300	433,322
	TAC Consumer PCL, Class F	2,624,600	508,859
	Taokaenoi Food & Marketing PCL, Class F	2,688,900	944,903
	Tata Steel Thailand PCL	20,449,400	718,610
	Thai Nakarin Hospital PCL	168,000	185,762
	Thai Oil PCL	5,327,989	9,321,156
	Thai Rayon PCL	8,100	11,656
*	Thai Reinsurance PCL	9,194,700	289,685
	Thai Rubber Latex Group PCL	1,400,200	88,228
	Thai Solar Energy PCL, Class F	4,266,190	328,268
	Thai Stanley Electric PCL, NVDR	7,500	42,601
	Thai Stanley Electric PCL, Class F	239,300	1,359,247
	Thai Union Group PCL, Class F	11,880,260	5,758,381
	Thai Vegetable Oil PCL	4,088,057	3,560,486

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Wah PCL, Class F	4,164,200	$681,208
	Thaicom PCL	5,273,500	2,604,000
	Thaifoods Group PCL, Class F	9,961,000	1,704,927
	Thaire Life Assurance PCL, Class F	4,822,100	745,008
	Thaivivat Insurance PCL	451,500	172,339
	Thanachart Capital PCL	1,278,000	1,655,089
	Thitikorn PCL	2,115,000	547,811
	Thonburi Healthcare Group PCL	1,311,100	2,740,560
	Thoresen Thai Agencies PCL	12,914,700	3,188,573
	Tipco Asphalt PCL, NVDR	1,259,700	694,533
	Tipco Asphalt PCL	4,581,900	2,526,222
	TIPCO Foods PCL	1,584,900	436,916
	Tisco Financial Group PCL, NVDR	90	279
	Tisco Financial Group PCL	1,025,700	3,184,921
	TKS Technologies PCL	2,217,000	906,680
	TMBThanachart Bank PCL	72,029,083	3,207,596
	TMT Steel PCL	2,855,800	709,408
	TOA Paint Thailand PCL	1,581,500	1,628,931
	Total Access Communication PCL	2,792,900	4,188,081
	TPC Power Holding PCL, Class F	1,462,300	343,315
	TPI Polene PCL	55,957,810	3,136,078
	TPI Polene Power PCL	15,386,500	1,631,407
	TQM Alpha PCL	1,806,400	2,312,039
*	TRC Construction PCL	7,225,800	124,771
	Triple i Logistics PCL	1,072,960	481,061
*	Triton Holding PCL	5,331,300	29,071
	True Corp. PCL	62,544,748	9,208,345
*	TTCL PCL	3,006,878	442,697
	TTW PCL	6,785,000	1,942,389
	Union Auction PCL	1,670,200	462,961
*	Unique Engineering & Construction PCL	5,522,405	809,707
	United Paper PCL	2,224,200	1,064,597
*	United Power of Asia PCL, Class F	19,913,318	144,780
	Univanich Palm Oil PCL	4,972,500	1,167,430
	Univentures PCL	5,468,700	563,271
	Vanachai Group PCL	5,890,840	999,355
	VGI PCL	7,913,100	1,179,414
	Vibhavadi Medical Center PCL	2,696,600	222,198
	WHA Corp. PCL	26,583,700	3,044,120
	WHA Utilities & Power PCL	5,138,700	628,911
	WICE Logistics PCL	2,508,600	904,342
	Workpoint Entertainment PCL	2,023,180	1,115,476
	YGGDRAZIL Group PCL	552,000	144,647
*	Ziga Innovation PCL	3,087,600	342,339
TOTAL THAILAND			628,676,198
TURKEY — (0.8%)
	Afyon Cimento Sanayi TAS	607,536	208,176
*	Agesa Hayat ve Emeklilik AS	98,867	174,778
	Akbank TAS	10,372,727	9,398,514
	Akcansa Cimento AS	54,323	154,950
#	Aksa Akrilik Kimya Sanayii AS	1,173,975	4,839,236
#	Aksa Enerji Uretim AS	1,285,011	2,428,348
#	Alarko Holding AS	622,104	2,304,770
#*	Albaraka Turk Katilim Bankasi AS	8,129,211	1,233,315
	Alkim Alkali Kimya AS	244,774	405,129
*	Anadolu Anonim Turk Sigorta Sirketi	1,545,831	1,432,645
	Anadolu Efes Biracilik Ve Malt Sanayii AS	177,417	493,050
	Anadolu Hayat Emeklilik AS	426,292	435,058

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Arcelik AS	711,763	$4,068,179
	Aselsan Elektronik Sanayi Ve Ticaret AS	680,831	2,060,020
*	Aydem Yenilenebilir Enerji AS, Class A	24,834	23,912
	Ayen Enerji AS	52,568	85,493
	Aygaz AS	209,331	1,007,696
*	Bagfas Bandirma Gubre Fabrikalari AS	10,979	17,724
#	Bera Holding AS	4,041,208	2,401,598
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	141,346	59,770
#	BIM Birlesik Magazalar AS	1,091,078	7,234,842
*	Biotrend Cevre VE Enerji Yatirimlari AS	11,765	10,215
*	Bizim Toptan Satis Magazalari AS	8,342	13,695
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	206,446	740,486
	Borusan Yatirim ve Pazarlama AS	2,670	129,252
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	410,572
*	Bursa Cimento Fabrikasi AS	1,992,882	546,102
*	Cemas Dokum Sanayi AS	3,517,105	344,567
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	468,735
	Cimsa Cimento Sanayi VE Ticaret AS	275,091	1,198,697
	Coca-Cola Icecek AS	277,923	2,710,577
	Deva Holding AS	174,912	447,224
#	Dogan Sirketler Grubu Holding AS	6,288,340	2,957,150
	Dogus Otomotiv Servis ve Ticaret AS	143,377	1,213,621
	Eczacibasi Yatirim Holding Ortakligi AS	11,432	85,679
	EGE Endustri VE Ticaret AS	6,534	1,833,488
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	631,996	846,625
#Ω	Enerjisa Enerji AS	855,098	1,505,006
	Enka Insaat ve Sanayi AS	2,076,319	3,285,141
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	275,849
#	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,264,145
	Esenboga Elektrik Uretim AS	24,600	85,790
#*	Fenerbahce Futbol AS	236,837	805,552
#	Ford Otomotiv Sanayi AS	173,167	4,709,953
*	Global Yatirim Holding AS	1,696,450	815,250
#*††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	61,429	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,460	14,456
*	Goodyear Lastikleri TAS	406,821	371,440
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,350,449	1,200,726
	GSD Holding AS	4,958,477	834,560
#*	Gubre Fabrikalari TAS	138,251	2,031,634
#*	Hektas Ticaret TAS	5,943,808	9,971,353
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
#*	Ihlas Holding AS	4,374,918	202,804
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	1,096,124
#*	Is Finansal Kiralama AS	901,260	300,782
	Is Yatirim Menkul Degerler AS, Class A	988,478	2,943,713
	Ittifak Holding A.S	247,166	34,768
*	Izmir Demir Celik Sanayi AS	246,982	63,324
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	947,513	817,816
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	283,062	231,952
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	4,300,723
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	376,212
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,881,726	179,505
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	142,702
	KOC Holding AS	1,205,772	4,916,022
*	Konya Cimento Sanayii AS	3,105	387,946
#	Kordsa Teknik Tekstil AS	314,383	1,268,976
#	Koza Altin Isletmeleri AS	83,417	2,469,616
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	3,074,833
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	1,078,547

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	50,518	$312,238
	Menderes Tekstil Sanayi ve Ticaret AS	290,200	100,687
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	125,393
#*	Migros Ticaret AS	443,789	3,258,588
*Ω	MLP Saglik Hizmetleri AS	9,406	40,046
*	NET Holding AS	1,606,416	949,132
*	Netas Telekomunikasyon AS	130,602	205,549
	Nuh Cimento Sanayi AS	267,266	1,298,098
#	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	2,016,921
#*	Oyak Cimento Fabrikalari AS	148,965	170,503
*	Parsan Makina Parcalari Sanayii AS	9,007	26,271
#*	Pegasus Hava Tasimaciligi AS	113,658	2,993,432
*	Peker Gayrimenkul Yatirim Ortakligi AS	467,832	78,889
#*	Petkim Petrokimya Holding AS	4,872,598	4,245,333
	Pinar SUT Mamulleri Sanayii AS	3,440	10,876
	Polisan Holding AS	268,901	123,217
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	69,092	72,675
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	31,864	17,196
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,535,066	2,162,966
*	Sasa Polyester Sanayi AS	619,381	3,322,332
#*	Sekerbank Turk AS	6,219,845	876,888
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	1,369,011
*	Sok Marketler Ticaret AS	131,464	184,646
	Tat Gida Sanayi AS	239,350	322,752
*	TAV Havalimanlari Holding AS	576,910	2,531,105
#	Tekfen Holding AS	740,457	1,534,047
*	Teknosa Ic Ve Dis Ticaret AS	45,473	49,049
	Tofas Turk Otomobil Fabrikasi AS	434,144	3,655,881
*	Tukas Gida Sanayi ve Ticaret AS	93,514	93,049
*	Turcas Petrol AS	450,747	397,011
*	Turk Hava Yollari AO	1,935,245	14,188,495
#	Turk Telekomunikasyon AS	2,341,298	2,564,379
#	Turk Traktor ve Ziraat Makineleri AS	38,668	1,185,161
#	Turkcell Iletisim Hizmetleri AS	4,561,049	8,841,228
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	37,180
	Turkiye Garanti Bankasi AS	455,158	583,749
#*	Turkiye Halk Bankasi AS	1,617,197	906,419
	Turkiye Is Bankasi AS, Class C	9,373,425	5,436,695
*	Turkiye Petrol Rafinerileri AS	262,019	8,262,253
#*	Turkiye Sinai Kalkinma Bankasi AS	15,880,174	3,548,460
	Turkiye Sise ve Cam Fabrikalari AS	1,350,166	2,850,792
*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	996,966
*	Ulker Biskuvi Sanayi AS	608,782	1,240,054
	Vestel Beyaz Esya Sanayi ve Ticaret AS	266,817	183,932
#*	Vestel Elektronik Sanayi ve Ticaret AS	813,403	2,744,044
#	Yapi ve Kredi Bankasi AS	6,833,217	3,313,598
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	1,475,687
*	Zorlu Enerji Elektrik Uretim AS	3,067,301	812,729
TOTAL TURKEY			199,196,710
UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Commercial Bank PJSC	5,593,082	12,806,028
	Abu Dhabi Islamic Bank PJSC	6,818,860	17,526,813
	Abu Dhabi National Hotels	51,168	73,576
	Abu Dhabi National Insurance Co. PSC	124,046	196,083
	Abu Dhabi National Oil Co. for Distribution PJSC	7,143,526	8,569,265
	Abu Dhabi Ship Building Co. PJSC	359,650	378,435
	Agthia Group PJSC	1,784,065	1,978,901
	Air Arabia PJSC	11,502,169	6,906,393

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	3,668,960	$1,131,379
*	AL Seer Marine Supplies & Equipment Co. LLC	6,384	14,974
	AL Yah Satellite Communications Co-PJSC-Yah Sat	58,934	41,306
	Aldar Properties PJSC	12,954,928	15,428,518
	Amanat Holdings PJSC	4,892,704	1,124,034
*	Amlak Finance PJSC	8,067,845	1,274,492
*	Apex Investment Co. PSC	1,234,493	969,989
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	4,723,762	4,663,829
*	Arkan Building Materials Co.	4,597,627	1,907,149
	Dana Gas PJSC	28,619,472	6,459,760
*	Deyaar Development PJSC	12,094,019	1,580,480
	Dubai Financial Market PJSC	10,665,324	4,122,420
	Dubai Investments PJSC	9,998,792	5,926,098
	Dubai Islamic Bank PJSC	9,879,045	14,976,052
*	Emaar Development PJSC	7,993,728	9,733,626
	Emaar Properties PJSC	17,271,131	26,243,754
	Emirates Driving Co.	10,758	74,500
	Emirates Integrated Telecommunications Co. PJSC	577,019	811,531
	Emirates NBD Bank PJSC	1,280,234	4,522,625
	Emirates Telecommunications Group Co. PJSC	4,409,847	30,897,893
*	Eshraq Investments PJSC	9,832,472	1,284,876
	Fertiglobe PLC	406,137	443,044
	First Abu Dhabi Bank PJSC	5,942,115	22,041,570
*	Gulf Navigation Holding PJSC	1,768,703	344,331
*	Gulf Pharmaceutical Industries PSC	807,024	242,186
*	International Holding Co. PJSC	16,916	1,843,686
	Islamic Arab Insurance Co.	2,881,821	504,223
*	Manazel PJSC	12,058,539	1,252,488
*	Palms Sports PrJSC	17,409	43,297
*	RAK Properties PJSC	10,537,339	1,769,904
	Ras Al Khaimah Ceramics	2,413,340	1,835,673
*	SHUAA Capital PSC	7,332,593	794,945
*	Union Properties PJSC	14,775,395	1,103,973
TOTAL UNITED ARAB EMIRATES			213,844,099
UNITED STATES — (0.0%)
*††	Rexlot Holdings	3,197,569	0
	Sempra Energy	39,133	5,782,511
TOTAL UNITED STATES			5,782,511
TOTAL COMMON STOCKS			24,504,687,582
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.0%)
	Banco ABC Brasil SA	644,330	2,435,769
Ω	Banco BMG SA	737,200	325,302
	Banco Bradesco SA	5,896,691	16,285,800
	Banco do Estado do Rio Grande do Sul SA Class B	1,623,428	3,204,450
	Banco Pan SA	1,468,890	1,678,302
	Braskem SA Class A	64,082	294,512
	Centrais Eletricas Brasileiras SA Class B	630,303	5,273,323
	Centrais Eletricas Santa Catarina	66,063	684,016
	Cia de Saneamento do Parana	5,415,406	3,755,142
	Cia de Transmissao de Energia Eletrica Paulista	705,895	3,180,233
	Cia Energetica de Minas Gerais	4,215,319	9,516,292
	Cia Energetica do Ceara Class A	83,930	716,736
	Cia Ferro Ligas da Bahia - FERBASA	393,782	4,399,920

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Cia Paranaense de Energia	5,225,310	$7,998,081
	Eucatex SA Industria e Comercio	249,359	523,152
	Gerdau SA	2,290,526	14,772,929
	Itau Unibanco Holding SA	7,909,063	39,465,076
	Marcopolo SA	3,726,545	2,217,002
	Petroleo Brasileiro SA	22,001,222	112,990,142
	Randon SA Implementos e Participacoes	1,783,426	2,845,724
	Schulz SA	760,787	729,869
	Taurus Armas SA	419,325	1,391,059
	Track & Field Co. SA	168,200	367,460
	Unipar Carbocloro SA Class B	521,136	8,761,067
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	4,787,167	8,044,153
TOTAL BRAZIL			251,855,511
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	329,325	496,877
	Embotelladora Andina SA Class B	1,123,248	2,788,693
TOTAL CHILE			3,285,570
COLOMBIA — (0.1%)
	Banco Davivienda SA	377,478	2,061,608
	Bancolombia SA	245,604	1,866,877
	Grupo Argos SA	93,838	110,539
	Grupo Aval Acciones y Valores SA	9,664,779	1,186,099
	Grupo de Inversiones Suramericana SA	229,559	603,763
TOTAL COLOMBIA			5,828,886
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	918,283
SOUTH KOREA — (0.0%)
	Hanwha Solutions Corp.	1,268	35,680
	Hyundai Engineering & Construction Co. Ltd.	1,521	69,513
TOTAL SOUTH KOREA			105,193
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	2,798,580	753,756
THAILAND — (0.0%)
*	Rabbit Holdings PLC	28,578,717	909,048
TOTAL PREFERRED STOCKS			263,656,247
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	35,738	3,872
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	537,964	29,062
GREECE — (0.0%)
*	Intrakat SA Technical & Ste	8,685	4,193
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	131,377	223,695

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (0.0%)
#*	Yinson Holdings Bhd Warrants 06/21/25	1,004,862	$173,140
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	88,576	60,403
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	23,765	22,954
THAILAND — (0.0%)
*	Alpha Divisions PCL	154,790	750
*	Aqua Corp PCL Warrants 05/31/24	2,317,300	4,914
*	Buriram Sugar PCL	189,438	2,678
*	Eastern Power Group PCL Warrants 06/29/25	599,876	7,087
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	1,474
*	Master Ad PCL Warrants 09/04/23	3,598,625	2,181
*	Nawarat Patanakarn PCL	81,419	0
*	Power Solution Technologies PCL Warrants 11/11/25	2,290,933	18,739
*	Starflex PCL Warrants 01/21/26	20,287	129
TOTAL THAILAND			37,952
TOTAL RIGHTS/WARRANTS			555,271
TOTAL INVESTMENT SECURITIES (Cost $19,266,528,005)			24,768,899,100

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	28,549,845	330,264,609
TOTAL INVESTMENTS — (100.0%)
(Cost $19,596,695,593)^^			$25,099,163,709
As of January 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	998	03/17/23	$197,885,276	$204,091,000	$6,205,724
Total Futures Contracts			$197,885,276	$204,091,000	$6,205,724
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,001,319,172	$4,350,531	—	$1,005,669,703
Chile	35,454,864	94,197,455	—	129,652,319
China	717,495,258	6,568,684,711	$17,548,066	7,303,728,035
Colombia	23,167,953	1,119,160	—	24,287,113
Czech Republic	—	30,267,028	—	30,267,028
Egypt	115,492	9,766,208	—	9,881,700
Greece	365,049	75,108,246	—	75,473,295
Hong Kong	—	913,922	—	913,922
Hungary	—	34,078,923	—	34,078,923

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$161,661,874	$3,618,197,924	$972,184	$3,780,831,982
Indonesia	11,104,317	468,991,050	536,405	480,631,772
Kuwait	1,660	—	—	1,660
Malaysia	—	414,292,172	—	414,292,172
Mexico	643,490,054	2,401,391	—	645,891,445
Peru	19,884,729	114	—	19,884,843
Philippines	3,175,910	197,916,507	1,180	201,093,597
Poland	—	195,043,585	—	195,043,585
Qatar	—	155,726,078	—	155,726,078
Saudi Arabia	1,225,317	871,615,205	7,607	872,848,129
South Africa	100,548,476	787,107,451	—	887,655,927
South Korea	59,676,128	2,977,453,110	1,751,373	3,038,880,611
Taiwan	331,696,909	3,818,287,799	469,517	4,150,454,225
Thailand	612,183,274	16,492,924	—	628,676,198
Turkey	37,180	199,159,530	—	199,196,710
United Arab Emirates	—	213,844,099	—	213,844,099
United States	—	5,782,511	—	5,782,511
Preferred Stocks
Brazil	251,530,209	325,302	—	251,855,511
Chile	—	3,285,570	—	3,285,570
Colombia	5,828,886	—	—	5,828,886
Philippines	—	918,283	—	918,283
South Korea	—	105,193	—	105,193
Taiwan	—	753,756	—	753,756
Thailand	909,048	—	—	909,048
Rights/Warrants
Brazil	—	3,872	—	3,872
Chile	—	29,062	—	29,062
Greece	—	4,193	—	4,193
India	—	223,695	—	223,695
Malaysia	—	173,140	—	173,140
South Korea	—	60,403	—	60,403
Taiwan	—	22,954	—	22,954
Thailand	—	37,952	—	37,952
Securities Lending Collateral	—	330,264,609	—	330,264,609
Futures Contracts**	6,205,724	—	—	6,205,724
TOTAL	$3,987,077,483	$21,097,005,618	$21,286,332^	$25,105,369,433
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (8.1%)
	Activision Blizzard, Inc.	33,967	$2,600,853
*	Alphabet, Inc., Class A	286,998	28,366,882
*	Alphabet, Inc., Class C	261,325	26,098,528
	AT&T, Inc.	327,534	6,671,868
*	Charter Communications, Inc., Class A	5,189	1,994,185
	Comcast Corp., Class A	202,364	7,963,023
*	DISH Network Corp., Class A	16,445	236,644
	Electronic Arts, Inc.	17,089	2,199,012
*	Endeavor Group Holdings, Inc., Class A	7,973	178,834
	Fox Corp., Class A	14,240	483,306
	Fox Corp., Class B	9,190	291,323
	Interpublic Group of Cos., Inc.	51,677	1,884,143
#*	Liberty Broadband Corp., Class A	2,108	188,919
*	Liberty Broadband Corp., Class C	9,728	873,380
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	121,947
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	1,027,025
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	342,955
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	710,731
*	Live Nation Entertainment, Inc.	8,634	694,951
	Lumen Technologies, Inc.	142,471	747,973
*	Match Group, Inc.	8,718	471,818
*	Meta Platforms, Inc., Class A	107,749	16,051,368
*	Netflix, Inc.	11,115	3,933,154
	News Corp., Class A	30,333	614,547
	News Corp., Class B	17,470	357,087
	Omnicom Group, Inc.	21,759	1,871,056
	Paramount Global, Class A	4,394	117,100
	Paramount Global, Class B	44,917	1,040,278
*	Pinterest, Inc., Class A	23,644	621,601
*	ROBLOX Corp., Class A	12,728	473,609
#	Sirius XM Holdings, Inc.	38,728	224,235
*	Snap, Inc., Class A	24,862	287,405
*	Spotify Technology SA	5,364	604,630
*	Take-Two Interactive Software, Inc.	7,107	804,726
*	T-Mobile U.S., Inc.	29,414	4,391,804
*	Trade Desk, Inc., Class A	10,796	547,357
	Verizon Communications, Inc.	260,444	10,826,657
*	Walt Disney Co.	57,180	6,203,458
*	Warner Bros Discovery, Inc.	89,326	1,323,811
	Warner Music Group Corp., Class A	2,458	89,594
*	ZoomInfo Technologies, Inc.	1,314	37,094
TOTAL COMMUNICATION SERVICES			134,568,871
CONSUMER DISCRETIONARY — (10.5%)
	ADT, Inc.	26,770	235,308
	Advance Auto Parts, Inc.	6,492	988,602
*	Amazon.com, Inc.	376,141	38,791,421
*	Aptiv PLC	13,328	1,507,264
	Aramark	23,172	1,031,849
*	AutoZone, Inc.	695	1,695,001
	Bath & Body Works, Inc.	11,676	537,213
	Best Buy Co., Inc.	21,374	1,896,301
*	Booking Holdings, Inc.	1,637	3,984,622

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	24,939	$1,179,116
*	Burlington Stores, Inc.	1,554	357,156
*	Caesars Entertainment, Inc.	15,188	790,687
*	Capri Holdings Ltd.	10,643	707,653
*	CarMax, Inc.	11,086	781,009
*	Carnival Corp.	12,642	136,787
#*	Chewy, Inc., Class A	2,749	123,870
*	Chipotle Mexican Grill, Inc.	1,180	1,942,728
	Churchill Downs, Inc.	1,909	473,623
	Darden Restaurants, Inc.	7,601	1,124,720
*	Deckers Outdoor Corp.	2,348	1,003,723
	Dick's Sporting Goods, Inc.	7,783	1,017,705
	Dollar General Corp.	9,307	2,174,115
*	Dollar Tree, Inc.	27,935	4,195,278
	Domino's Pizza, Inc.	1,361	480,433
#*	DoorDash, Inc., Class A	14,688	850,729
	DR Horton, Inc.	36,935	3,645,115
	eBay, Inc.	46,386	2,296,107
*	Etsy, Inc.	4,630	636,995
*	Expedia Group, Inc.	4,817	550,583
*	Five Below, Inc.	3,506	691,138
#*	Floor & Decor Holdings, Inc., Class A	7,925	719,352
	Ford Motor Co.	145,104	1,960,355
	Garmin Ltd.	14,209	1,404,986
	General Motors Co.	60,444	2,376,658
	Genuine Parts Co.	10,106	1,695,989
	Hasbro, Inc.	13,563	802,523
	Hilton Worldwide Holdings, Inc.	10,544	1,529,829
	Home Depot, Inc.	39,575	12,829,028
*	Hyatt Hotels Corp., Class A	3,073	335,326
*	Las Vegas Sands Corp.	12,354	728,886
	Lear Corp.	5,632	821,033
	Lennar Corp., Class A	22,658	2,320,179
	Lennar Corp., Class B	1,823	157,434
	LKQ Corp.	27,616	1,628,239
	Lowe's Cos., Inc.	22,272	4,638,144
*	Lululemon Athletica, Inc.	5,064	1,554,040
	Marriott International, Inc., Class A	13,157	2,291,686
	McDonald's Corp.	26,560	7,102,144
	MGM Resorts International	18,488	765,588
	NIKE, Inc., Class B	44,993	5,728,959
*	NVR, Inc.	315	1,660,050
*	O'Reilly Automotive, Inc.	2,346	1,858,853
	Penske Automotive Group, Inc.	7,900	1,009,778
	Pool Corp.	2,189	844,100
	PulteGroup, Inc.	23,572	1,341,011
	Ralph Lauren Corp.	1,009	124,965
	Ross Stores, Inc.	16,583	1,959,945
*	Royal Caribbean Cruises Ltd.	433	28,119
	Service Corp. International	20,541	1,523,115
	Starbucks Corp.	40,929	4,466,991
	Tapestry, Inc.	23,336	1,063,422
	Target Corp.	24,599	4,234,472
*	Tesla, Inc.	78,014	13,513,585
	TJX Cos., Inc.	57,201	4,682,474
	Tractor Supply Co.	6,831	1,557,400
*	Ulta Beauty, Inc.	3,201	1,645,186
	Vail Resorts, Inc.	3,391	889,595
	VF Corp.	27,093	838,257

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Whirlpool Corp.	5,779	$899,155
#	Williams-Sonoma, Inc.	8,562	1,155,356
*	Wynn Resorts Ltd.	1,775	183,961
	Yum! Brands, Inc.	10,177	1,328,200
TOTAL CONSUMER DISCRETIONARY			174,025,219
CONSUMER STAPLES — (6.7%)
	Albertsons Cos., Inc., Class A	8,917	189,040
	Altria Group, Inc.	56,799	2,558,227
	Archer-Daniels-Midland Co.	20,804	1,723,612
*	BJ's Wholesale Club Holdings, Inc.	11,700	847,899
	Brown-Forman Corp., Class A	3,116	207,214
	Brown-Forman Corp., Class B	13,915	926,461
	Bunge Ltd.	13,483	1,336,165
	Campbell Soup Co.	24,658	1,280,490
	Casey's General Stores, Inc.	2,576	607,704
#*	Celsius Holdings, Inc.	1,534	153,891
	Church & Dwight Co., Inc.	15,549	1,257,292
	Clorox Co.	6,275	907,930
	Coca-Cola Co.	146,723	8,997,054
	Colgate-Palmolive Co.	37,158	2,769,386
	Conagra Brands, Inc.	35,930	1,336,237
	Constellation Brands, Inc., Class A	6,081	1,407,873
	Costco Wholesale Corp.	18,583	9,498,515
*	Coty, Inc., Class A	10,306	102,648
*	Darling Ingredients, Inc.	18,063	1,197,396
	Estee Lauder Cos., Inc., Class A	9,330	2,585,157
	General Mills, Inc.	30,776	2,411,607
	Hershey Co.	6,929	1,556,253
	Hormel Foods Corp.	36,869	1,670,534
	J M Smucker Co.	8,290	1,266,712
	Kellogg Co.	25,245	1,731,302
	Keurig Dr Pepper, Inc.	23,660	834,725
	Kimberly-Clark Corp.	12,559	1,632,796
	Kraft Heinz Co.	24,761	1,003,563
	Kroger Co.	91,614	4,088,733
	Lamb Weston Holdings, Inc.	9,433	942,262
	McCormick & Co., Inc.	12,474	937,047
	McCormick & Co., Inc.	612	45,545
	Molson Coors Beverage Co., Class B	9,470	497,933
	Mondelez International, Inc., Class A	52,243	3,418,782
*	Monster Beverage Corp.	12,542	1,305,371
	PepsiCo, Inc.	67,647	11,568,990
*	Performance Food Group Co.	13,200	809,424
	Philip Morris International, Inc.	55,647	5,800,643
	Procter & Gamble Co.	89,222	12,703,428
	Sysco Corp.	24,181	1,873,060
	Tyson Foods, Inc., Class A	25,906	1,703,320
*	U.S. Foods Holding Corp.	16,831	641,766
	Walgreens Boots Alliance, Inc.	42,673	1,572,927
	Walmart, Inc.	70,721	10,174,630
TOTAL CONSUMER STAPLES			110,081,544
ENERGY — (6.4%)
*	Antero Resources Corp.	33,351	961,843
	APA Corp.	14,486	642,164
	Baker Hughes Co.	51,860	1,646,036
	Cheniere Energy, Inc.	9,593	1,465,714

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Chesapeake Energy Corp.	13,258	$1,149,734
	Chevron Corp.	83,248	14,486,817
	ConocoPhillips	69,272	8,442,179
	Coterra Energy, Inc.	72,604	1,817,278
	Devon Energy Corp.	53,620	3,390,929
	Diamondback Energy, Inc.	15,074	2,202,613
	EOG Resources, Inc.	33,415	4,419,134
	EQT Corp.	31,137	1,017,246
	Exxon Mobil Corp.	208,006	24,130,776
	Halliburton Co.	80,149	3,303,742
	Hess Corp.	17,602	2,643,116
	HF Sinclair Corp.	17,761	1,010,601
	Kinder Morgan, Inc.	75,447	1,380,680
	Marathon Oil Corp.	62,489	1,716,573
	Marathon Petroleum Corp.	34,525	4,437,153
	Matador Resources Co.	11,531	762,891
#	New Fortress Energy, Inc.	8,686	336,930
	NOV, Inc.	22,787	556,914
	Occidental Petroleum Corp.	67,646	4,382,784
	ONEOK, Inc.	31,204	2,136,850
	Ovintiv, Inc.	29,892	1,471,583
	Phillips 66	17,787	1,783,503
	Pioneer Natural Resources Co.	8,585	1,977,555
	Schlumberger Ltd.	65,391	3,725,979
	Targa Resources Corp.	10,951	821,544
	Texas Pacific Land Corp.	519	1,035,846
	Valero Energy Corp.	29,455	4,124,584
*	Vitesse Energy, Inc.	739	11,794
	Williams Cos., Inc.	71,870	2,317,089
TOTAL ENERGY			105,710,174
FINANCIALS — (12.6%)
	Aflac, Inc.	23,686	1,740,921
	Allstate Corp.	21,829	2,804,372
	Ally Financial, Inc.	38,862	1,262,626
	American Express Co.	33,885	5,927,503
	American Financial Group, Inc.	9,138	1,302,987
	American International Group, Inc.	32,733	2,069,380
	Ameriprise Financial, Inc.	8,188	2,866,783
	Aon PLC, Class A	8,190	2,609,989
	Apollo Global Management, Inc.	20,577	1,456,440
*	Arch Capital Group Ltd.	26,543	1,708,042
	Ares Management Corp., Class A	5,801	481,425
	Arthur J Gallagher & Co.	9,675	1,893,591
	Assurant, Inc.	4,759	630,996
	Bank of America Corp.	264,974	9,401,278
	Bank of New York Mellon Corp.	37,550	1,898,904
*	Berkshire Hathaway, Inc., Class B	64,967	20,238,520
	BlackRock, Inc.	5,590	4,243,984
	Blackstone, Inc.	25,683	2,464,541
	Brown & Brown, Inc.	20,872	1,222,264
	Capital One Financial Corp.	18,586	2,211,734
	Carlyle Group, Inc.	21,104	759,111
	Cboe Global Markets, Inc.	10,262	1,260,995
	Charles Schwab Corp.	54,310	4,204,680
	Chubb Ltd.	14,970	3,405,525
	Cincinnati Financial Corp.	11,930	1,349,880
	Citigroup, Inc.	60,757	3,172,731
	Citizens Financial Group, Inc.	29,073	1,259,442

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	12,698	$2,243,229
	CNA Financial Corp.	6,080	264,845
	Comerica, Inc.	9,711	711,913
	Commerce Bancshares, Inc.	13,482	897,362
	Cullen/Frost Bankers, Inc.	4,142	539,620
	Discover Financial Services	32,014	3,736,994
	East West Bancorp, Inc.	11,617	912,167
	Equitable Holdings, Inc.	40,424	1,296,398
	Erie Indemnity Co., Class A	2,871	701,529
	Everest Re Group Ltd.	2,916	1,019,696
	F&G Annuities & Life, Inc.	2,683	57,577
	FactSet Research Systems, Inc.	2,052	867,873
	Fidelity National Financial, Inc.	39,469	1,737,820
	Fifth Third Bancorp	51,215	1,858,592
	First Citizens BancShares, Inc., Class A	862	670,360
	First Horizon Corp.	52,153	1,289,744
	First Republic Bank	13,256	1,867,505
#	Franklin Resources, Inc.	16,632	518,918
	Globe Life, Inc.	10,354	1,251,281
	Goldman Sachs Group, Inc.	12,445	4,552,505
	Hartford Financial Services Group, Inc.	30,658	2,379,367
	Huntington Bancshares, Inc.	90,043	1,365,952
	Interactive Brokers Group, Inc., Class A	3,749	299,695
	Intercontinental Exchange, Inc.	19,723	2,121,209
	Invesco Ltd.	9,674	179,066
	Jefferies Financial Group, Inc.	6,280	246,678
	JPMorgan Chase & Co.	109,382	15,309,105
	KeyCorp	57,592	1,105,191
	Kinsale Capital Group, Inc.	711	197,971
	KKR & Co., Inc.	22,232	1,240,768
	Loews Corp.	18,507	1,137,810
	LPL Financial Holdings, Inc.	4,741	1,124,186
	M&T Bank Corp.	9,905	1,545,180
*	Markel Corp.	959	1,351,212
	MarketAxess Holdings, Inc.	2,035	740,435
	Marsh & McLennan Cos., Inc.	21,206	3,709,141
	MetLife, Inc.	24,353	1,778,256
	Moody's Corp.	7,881	2,543,593
	Morgan Stanley	60,343	5,873,184
	Morningstar, Inc.	3,764	914,200
	MSCI, Inc.	3,083	1,638,800
	Nasdaq, Inc.	33,761	2,032,075
	Northern Trust Corp.	15,729	1,525,241
	Old Republic International Corp.	17,100	451,269
	PNC Financial Services Group, Inc.	14,612	2,417,263
	Principal Financial Group, Inc.	20,000	1,851,000
	Progressive Corp.	18,083	2,465,617
	Prudential Financial, Inc.	21,400	2,245,716
	Raymond James Financial, Inc.	19,609	2,211,307
	Regions Financial Corp.	74,541	1,754,695
	Reinsurance Group of America, Inc.	4,220	640,469
	RenaissanceRe Holdings Ltd.	2,053	401,752
*	Robinhood Markets, Inc., Class A	31,027	322,991
	Rocket Cos., Inc., Class A	9,767	91,908
	S&P Global, Inc.	12,009	4,502,654
	SEI Investments Co.	18,771	1,171,874
	State Street Corp.	26,967	2,462,896
*	SVB Financial Group	5,512	1,667,049
	Synchrony Financial	56,887	2,089,460

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	T Rowe Price Group, Inc.	14,676	$1,709,314
	Tradeweb Markets, Inc., Class A	6,784	505,679
	Travelers Cos., Inc.	14,953	2,857,817
	Truist Financial Corp.	47,039	2,323,256
	U.S. Bancorp	50,369	2,508,376
	Unum Group	11,982	503,603
	W R Berkley Corp.	22,549	1,581,587
	Webster Financial Corp.	17,500	921,375
	Wells Fargo & Co.	119,523	5,602,043
	Willis Towers Watson PLC	8,655	2,200,014
TOTAL FINANCIALS			208,663,871
HEALTH CARE — (14.2%)
	Abbott Laboratories	64,829	7,166,846
	AbbVie, Inc.	83,873	12,392,236
	Agilent Technologies, Inc.	10,477	1,593,342
#*	agilon health, Inc.	1,688	36,731
*	Align Technology, Inc.	2,691	725,843
*	Alnylam Pharmaceuticals, Inc.	2,986	676,030
	AmerisourceBergen Corp.	7,863	1,328,533
	Amgen, Inc.	24,971	6,302,680
*	Avantor, Inc.	39,036	932,960
	Baxter International, Inc.	28,681	1,310,435
	Becton Dickinson & Co.	10,071	2,540,108
*	Biogen, Inc.	6,858	1,994,992
*	BioMarin Pharmaceutical, Inc.	11,388	1,313,606
*	Bio-Rad Laboratories, Inc., Class A	1,921	897,991
	Bio-Techne Corp.	6,217	495,246
*	Boston Scientific Corp.	51,954	2,402,873
	Bristol-Myers Squibb Co.	113,996	8,281,809
	Bruker Corp.	15,710	1,101,585
	Cardinal Health, Inc.	10,174	785,942
*	Catalent, Inc.	15,212	814,603
*	Centene Corp.	22,717	1,731,944
*	Charles River Laboratories International, Inc.	4,149	1,009,244
	Cigna Corp.	11,209	3,549,554
	Contra Abiomed, Inc.	2,233	2,278
	Cooper Cos., Inc.	2,424	845,806
	CVS Health Corp.	46,328	4,087,056
	Danaher Corp.	24,535	6,486,563
*	DaVita, Inc.	9,824	809,399
	DENTSPLY SIRONA, Inc.	3,827	140,948
*	DexCom, Inc.	9,544	1,022,067
*	Edwards Lifesciences Corp.	19,076	1,463,129
	Elevance Health, Inc.	10,663	5,331,393
	Eli Lilly & Co.	38,021	13,084,927
*	Exact Sciences Corp.	6,175	416,936
*	GE HealthCare Technologies, Inc.	6,206	431,441
	Gilead Sciences, Inc.	75,102	6,304,062
*	Halozyme Therapeutics, Inc.	2,991	154,844
	HCA Healthcare, Inc.	8,770	2,236,964
*	Henry Schein, Inc.	13,610	1,172,502
*	Hologic, Inc.	22,842	1,858,654
*	Horizon Therapeutics PLC	16,733	1,835,945
	Humana, Inc.	5,082	2,600,459
*	IDEXX Laboratories, Inc.	3,987	1,915,754
*	Illumina, Inc.	5,052	1,082,138
*	Incyte Corp.	15,787	1,344,105
*	Insulet Corp.	2,033	584,122

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Intuitive Surgical, Inc.	9,725	$2,389,335
*	IQVIA Holdings, Inc.	8,663	1,987,379
*	Jazz Pharmaceuticals PLC	7,205	1,128,735
	Johnson & Johnson	117,383	19,182,730
	Laboratory Corp. of America Holdings	8,684	2,189,410
*	Masimo Corp.	1,589	270,257
	McKesson Corp.	5,528	2,093,343
	Medtronic PLC	41,709	3,490,626
	Merck & Co., Inc.	127,000	13,641,070
*	Mettler-Toledo International, Inc.	975	1,494,597
*	Moderna, Inc.	15,874	2,794,776
*	Molina Healthcare, Inc.	4,190	1,306,568
*	Neogen Corp.	14,774	316,311
*	Neurocrine Biosciences, Inc.	3,826	424,418
*	Novocure Ltd.	2,076	189,290
	Organon & Co.	9,031	272,104
#*	Penumbra, Inc.	1,006	251,913
	PerkinElmer, Inc.	6,423	883,355
	Pfizer, Inc.	274,999	12,143,956
	Quest Diagnostics, Inc.	12,823	1,903,959
*	Regeneron Pharmaceuticals, Inc.	5,198	3,942,527
*	Repligen Corp.	3,917	725,820
	ResMed, Inc.	5,727	1,307,875
	Royalty Pharma PLC, Class A	19,043	746,295
*	Sarepta Therapeutics, Inc.	3,096	386,907
*	Seagen, Inc.	5,761	803,544
*	Shockwave Medical, Inc.	1,392	261,599
	STERIS PLC	7,072	1,460,439
	Stryker Corp.	10,433	2,648,000
	Teleflex, Inc.	2,812	684,497
	Thermo Fisher Scientific, Inc.	15,127	8,627,382
*	United Therapeutics Corp.	4,400	1,157,948
	UnitedHealth Group, Inc.	34,736	17,339,864
	Universal Health Services, Inc., Class B	2,493	369,488
*	Veeva Systems, Inc., Class A	4,424	754,513
*	Vertex Pharmaceuticals, Inc.	9,906	3,200,629
	Viatris, Inc.	57,635	700,842
*	Waters Corp.	3,071	1,009,069
	West Pharmaceutical Services, Inc.	3,517	934,115
	Zimmer Biomet Holdings, Inc.	8,833	1,124,794
	Zoetis, Inc.	19,139	3,167,313
TOTAL HEALTH CARE			234,304,217
INDUSTRIALS — (10.5%)
	3M Co.	19,649	2,261,207
	AECOM	12,764	1,113,914
	AGCO Corp.	4,751	656,256
	Allegion PLC	8,851	1,040,435
*	American Airlines Group, Inc.	35,712	576,392
	AMETEK, Inc.	17,254	2,500,450
	AO Smith Corp.	15,040	1,018,208
*	Avis Budget Group, Inc.	254	50,810
*	Axon Enterprise, Inc.	2,386	466,320
*	Boeing Co.	20,058	4,272,354
	Booz Allen Hamilton Holding Corp.	7,393	699,674
*	Builders FirstSource, Inc.	23,377	1,863,147
	Carlisle Cos., Inc.	3,294	826,333
	Carrier Global Corp.	68,160	3,103,325
	Caterpillar, Inc.	23,334	5,886,935

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	11,427	$1,144,643
	Cintas Corp.	4,004	1,776,735
*	Copart, Inc.	29,758	1,982,180
*	CoStar Group, Inc.	21,040	1,639,016
	CSX Corp.	112,579	3,480,943
	Cummins, Inc.	12,538	3,128,732
	Deere & Co.	15,154	6,407,717
*	Delta Air Lines, Inc.	43,625	1,705,737
	Dover Corp.	10,906	1,655,858
	Eaton Corp. PLC	17,728	2,875,659
	Emerson Electric Co.	22,816	2,058,459
	Equifax, Inc.	8,946	1,987,801
	Expeditors International of Washington, Inc.	14,061	1,520,697
	Fastenal Co.	31,004	1,567,252
	FedEx Corp.	13,476	2,612,457
	Fortive Corp.	26,250	1,785,787
	Fortune Brands Innovations, Inc.	12,825	827,341
	General Dynamics Corp.	10,488	2,444,333
	General Electric Co.	18,619	1,498,457
	Graco, Inc.	11,855	809,934
	HEICO Corp.	1,837	314,035
	HEICO Corp., Class A	3,446	460,661
	Honeywell International, Inc.	23,846	4,971,414
	Howmet Aerospace, Inc.	26,972	1,097,491
	Hubbell, Inc.	5,741	1,314,172
	Huntington Ingalls Industries, Inc.	3,466	764,392
	IDEX Corp.	5,108	1,224,285
	Illinois Tool Works, Inc.	14,782	3,489,143
	Ingersoll Rand, Inc.	30,695	1,718,920
	Jacobs Solutions, Inc.	10,097	1,247,484
	JB Hunt Transport Services, Inc.	9,109	1,722,056
	Johnson Controls International PLC	32,475	2,259,286
	Knight-Swift Transportation Holdings, Inc.	20,768	1,227,389
	L3Harris Technologies, Inc.	7,096	1,524,363
	Leidos Holdings, Inc.	12,144	1,200,313
	Lennox International, Inc.	1,509	393,276
	Lincoln Electric Holdings, Inc.	610	101,791
	Lockheed Martin Corp.	11,326	5,246,883
	Masco Corp.	8,753	465,660
	Masterbrand, Inc.	12,825	117,990
*	Middleby Corp.	1,261	196,022
	Nordson Corp.	3,832	932,326
	Norfolk Southern Corp.	11,222	2,758,480
	Northrop Grumman Corp.	5,468	2,449,883
	Old Dominion Freight Line, Inc.	5,906	1,968,115
	Otis Worldwide Corp.	14,969	1,230,901
	Owens Corning	12,012	1,160,960
	PACCAR, Inc.	24,567	2,685,419
	Parker-Hannifin Corp.	11,937	3,891,462
	Pentair PLC	21,752	1,204,626
#*	Plug Power, Inc.	6,500	110,630
	Quanta Services, Inc.	12,289	1,870,263
	Raytheon Technologies Corp.	54,306	5,422,454
	Regal Rexnord Corp.	5,531	769,915
	Republic Services, Inc.	13,736	1,714,528
	Robert Half International, Inc.	8,180	686,793
	Rockwell Automation, Inc.	5,547	1,564,420
	Rollins, Inc.	15,673	570,497
	Sensata Technologies Holding PLC	13,780	700,713

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	5,847	$1,454,324
	Southwest Airlines Co.	34,300	1,226,911
	Stanley Black & Decker, Inc.	11,189	999,290
	Tetra Tech, Inc.	4,200	653,184
	Textron, Inc.	16,164	1,177,547
	Toro Co.	10,242	1,142,188
	Trane Technologies PLC	15,446	2,766,687
	TransDigm Group, Inc.	1,949	1,398,895
	TransUnion	9,035	648,261
*	Uber Technologies, Inc.	29,580	914,909
#	U-Haul Holding Co.	2,400	160,872
	U-Haul Holding Co.	21,600	1,334,664
	Union Pacific Corp.	29,852	6,095,480
*	United Airlines Holdings, Inc.	12,349	604,607
	United Parcel Service, Inc., Class B	34,245	6,343,201
*	United Rentals, Inc.	8,970	3,955,321
	Verisk Analytics, Inc.	7,264	1,320,523
	Waste Management, Inc.	17,006	2,631,338
#	Watsco, Inc.	3,162	908,664
	Westinghouse Air Brake Technologies Corp.	14,055	1,459,050
*	WillScot Mobile Mini Holdings Corp.	23,145	1,121,607
	WW Grainger, Inc.	3,240	1,909,915
	Xylem, Inc.	11,956	1,243,544
TOTAL INDUSTRIALS			173,465,891
INFORMATION TECHNOLOGY — (23.7%)
	Accenture PLC, Class A	26,486	7,390,918
*	Adobe, Inc.	17,341	6,422,066
*	Advanced Micro Devices, Inc.	57,252	4,302,488
*	Akamai Technologies, Inc.	14,245	1,267,093
	Amdocs Ltd.	16,085	1,478,694
	Amphenol Corp., Class A	26,512	2,114,862
	Analog Devices, Inc.	18,365	3,149,047
*	ANSYS, Inc.	4,116	1,096,338
	Apple, Inc.	578,823	83,518,371
	Applied Materials, Inc.	35,485	3,956,223
*	Arista Networks, Inc.	12,206	1,538,200
*	Aspen Technology, Inc.	3,283	652,496
*	Atlassian Corp., Class A	3,630	586,681
*	Autodesk, Inc.	9,105	1,959,032
	Automatic Data Processing, Inc.	19,828	4,477,361
	Bentley Systems, Inc., Class B	7,957	310,721
*	Bill.Com Holdings, Inc.	3,754	434,037
*	Black Knight, Inc.	11,932	722,960
*	Block, Inc.	9,451	772,336
	Broadcom, Inc.	19,205	11,235,117
	Broadridge Financial Solutions, Inc.	6,452	970,123
*	Cadence Design Systems, Inc.	9,758	1,784,055
	CDW Corp.	6,749	1,323,006
*	Ceridian HCM Holding, Inc.	9,635	696,418
*	Ciena Corp.	18,857	980,941
	Cisco Systems, Inc.	188,573	9,177,848
*	Cloudflare, Inc., Class A	3,637	192,434
	Cognex Corp.	9,379	513,406
	Cognizant Technology Solutions Corp., Class A	36,029	2,404,936
	Concentrix Corp.	4,700	666,507
	Corning, Inc.	69,592	2,408,579
*	Crowdstrike Holdings, Inc., Class A	4,868	515,521
*	Datadog, Inc., Class A	4,330	323,927

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dell Technologies, Inc., Class C	8,265	$335,724
*	DocuSign, Inc.	4,816	292,042
	Dolby Laboratories, Inc., Class A	6,404	509,502
*	Dropbox, Inc., Class A	10,423	242,126
*	Dynatrace, Inc.	8,589	330,075
*	Enphase Energy, Inc.	4,650	1,029,417
#	Entegris, Inc.	7,773	627,359
*	EPAM Systems, Inc.	2,400	798,360
*	F5, Inc.	6,243	921,841
*	Fair Isaac Corp.	1,125	749,194
	Fidelity National Information Services, Inc.	18,623	1,397,470
*	First Solar, Inc.	7,786	1,382,794
*	Fiserv, Inc.	21,476	2,291,060
*	FleetCor Technologies, Inc.	4,575	955,306
*	Flex Ltd.	52,100	1,216,535
*	Fortinet, Inc.	24,244	1,268,931
*	Gartner, Inc.	3,784	1,279,522
	Gen Digital, Inc.	22,329	513,790
	Genpact Ltd.	18,844	890,944
	Global Payments, Inc.	13,611	1,534,232
*	GoDaddy, Inc., Class A	6,356	522,018
	Hewlett Packard Enterprise Co.	91,810	1,480,895
	HP, Inc.	36,905	1,075,412
*	HubSpot, Inc.	1,208	419,188
	Intel Corp.	150,737	4,259,828
	International Business Machines Corp.	35,014	4,717,436
	Intuit, Inc.	7,890	3,334,866
	Jabil, Inc.	22,178	1,743,856
	Jack Henry & Associates, Inc.	3,076	553,957
	Juniper Networks, Inc.	28,091	907,339
*	Keysight Technologies, Inc.	9,163	1,643,384
	KLA Corp.	6,825	2,678,676
	Lam Research Corp.	6,255	3,128,126
*	Lattice Semiconductor Corp.	9,435	715,079
	Marvell Technology, Inc.	36,618	1,580,067
	Mastercard, Inc., Class A	39,766	14,737,280
	Microchip Technology, Inc.	28,855	2,239,725
	Micron Technology, Inc.	50,949	3,072,225
	Microsoft Corp.	286,837	71,081,077
*	MongoDB, Inc.	1,556	333,311
	Monolithic Power Systems, Inc.	1,525	650,504
	Motorola Solutions, Inc.	6,415	1,648,719
	NetApp, Inc.	11,183	740,650
	NVIDIA Corp.	72,084	14,083,051
	NXP Semiconductors NV	10,711	1,974,144
*	Okta, Inc.	3,266	240,410
*	ON Semiconductor Corp.	32,957	2,420,692
	Oracle Corp.	59,410	5,255,409
*	Palantir Technologies, Inc., Class A	58,655	456,336
*	Palo Alto Networks, Inc.	7,398	1,173,619
	Paychex, Inc.	13,536	1,568,281
*	Paycom Software, Inc.	2,244	726,921
*	Paylocity Holding Corp.	2,600	541,554
*	PayPal Holdings, Inc.	33,458	2,726,492
*	PTC, Inc.	6,265	845,023
*	Pure Storage, Inc., Class A	15,710	454,647
*	Qorvo, Inc.	10,024	1,089,208
	QUALCOMM, Inc.	52,811	7,034,953
	Roper Technologies, Inc.	3,981	1,698,892

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Salesforce, Inc.	23,787	$3,995,502
	Seagate Technology Holdings PLC	10,808	732,566
*	ServiceNow, Inc.	4,911	2,235,143
	Skyworks Solutions, Inc.	8,981	984,946
*	Snowflake, Inc., Class A	3,815	596,819
*	SolarEdge Technologies, Inc.	1,688	538,691
*	Splunk, Inc.	3,957	378,962
	SS&C Technologies Holdings, Inc.	15,765	951,418
*	Synopsys, Inc.	4,533	1,603,549
	TD SYNNEX Corp.	7,250	740,588
	TE Connectivity Ltd.	14,975	1,904,071
*	Teledyne Technologies, Inc.	3,310	1,404,301
	Teradyne, Inc.	11,940	1,214,298
	Texas Instruments, Inc.	43,149	7,646,434
*	Toast, Inc., Class A	11,923	266,002
*	Trimble, Inc.	17,675	1,026,211
*	Twilio, Inc., Class A	2,701	161,628
*	Tyler Technologies, Inc.	1,743	562,588
*	VeriSign, Inc.	4,186	912,757
#	Visa, Inc., Class A	64,977	14,958,355
*	VMware, Inc., Class A	7,951	973,759
*	Western Digital Corp.	28,745	1,263,343
#*	Wolfspeed, Inc.	8,681	668,524
*	Workday, Inc., Class A	3,528	640,085
*	Zebra Technologies Corp., Class A	3,413	1,079,122
*	Zoom Video Communications, Inc., Class A	10,259	769,425
*	Zscaler, Inc.	2,717	337,343
TOTAL INFORMATION TECHNOLOGY			392,008,646
MATERIALS — (4.2%)
	Air Products & Chemicals, Inc.	9,853	3,157,985
	Albemarle Corp.	6,251	1,759,344
	Alcoa Corp.	7,682	401,308
	Amcor PLC	141,765	1,709,686
	AptarGroup, Inc.	9,206	1,064,582
	Avery Dennison Corp.	4,736	897,188
	Ball Corp.	19,115	1,113,258
	Berry Global Group, Inc.	7,192	443,962
	Celanese Corp.	15,715	1,936,088
	CF Industries Holdings, Inc.	16,618	1,407,545
*	Cleveland-Cliffs, Inc.	35,139	750,218
	Corteva, Inc.	28,414	1,831,282
	Crown Holdings, Inc.	14,348	1,264,920
	Dow, Inc.	50,522	2,998,481
	DuPont de Nemours, Inc.	18,431	1,362,972
	Eastman Chemical Co.	11,251	992,001
	Ecolab, Inc.	10,122	1,567,189
	FMC Corp.	8,248	1,098,056
	Freeport-McMoRan, Inc.	86,281	3,849,858
	International Flavors & Fragrances, Inc.	8,749	983,912
	International Paper Co.	30,074	1,257,695
	Linde PLC	18,643	6,169,714
	LyondellBasell Industries NV, Class A	41,038	3,967,964
	Martin Marietta Materials, Inc.	4,677	1,682,036
	Mosaic Co.	28,274	1,400,694
	Newmont Corp.	37,949	2,008,641
	Nucor Corp.	28,534	4,822,817
	Olin Corp.	9,806	633,370
	Packaging Corp. of America	12,009	1,713,684

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	15,526	$2,023,659
	Reliance Steel & Aluminum Co.	8,877	2,019,074
	Royal Gold, Inc.	1,017	129,189
	RPM International, Inc.	12,571	1,130,259
	Sherwin-Williams Co.	11,729	2,774,964
#	Southern Copper Corp.	5,635	423,808
	Steel Dynamics, Inc.	26,812	3,234,600
	Vulcan Materials Co.	9,940	1,822,300
	Westlake Corp.	6,774	831,508
	WestRock Co.	24,002	941,838
TOTAL MATERIALS			69,577,649
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	30,243	2,586,079
*	Jones Lang LaSalle, Inc.	996	184,131
*	Zillow Group, Inc., Class A	4,544	195,210
*	Zillow Group, Inc., Class C	3,277	144,876
TOTAL REAL ESTATE			3,110,296
UTILITIES — (2.4%)
	AES Corp.	25,221	691,308
	Alliant Energy Corp.	10,392	561,480
	Ameren Corp.	10,230	888,680
	American Electric Power Co., Inc.	19,408	1,823,576
	American Water Works Co., Inc.	6,788	1,062,254
	Atmos Energy Corp.	5,126	602,510
	Avangrid, Inc.	2,608	109,979
	Brookfield Renewable Corp., Class A	12,100	381,392
	CenterPoint Energy, Inc.	22,462	676,555
	CMS Energy Corp.	10,354	654,269
	Consolidated Edison, Inc.	12,644	1,205,100
	Constellation Energy Corp.	12,896	1,100,803
	Dominion Energy, Inc.	28,952	1,842,505
	DTE Energy Co.	7,431	864,745
	Duke Energy Corp.	27,479	2,815,224
	Edison International	8,123	559,675
	Entergy Corp.	7,258	785,896
	Essential Utilities, Inc.	9,352	437,019
	Evergy, Inc.	9,533	597,242
	Eversource Energy	13,023	1,072,184
	Exelon Corp.	34,978	1,475,722
	FirstEnergy Corp.	22,399	917,239
	NextEra Energy, Inc.	72,866	5,437,990
	NiSource, Inc.	18,185	504,634
	NRG Energy, Inc.	12,308	421,180
	OGE Energy Corp.	13,861	545,015
*	PG&E Corp.	45,405	721,939
	Pinnacle West Capital Corp.	1,600	119,280
	PPL Corp.	18,293	541,473
	Public Service Enterprise Group, Inc.	18,907	1,170,910
	Sempra Energy	11,302	1,812,050
	Southern Co.	37,918	2,566,290
	UGI Corp.	5,647	224,920
	Vistra Corp.	57,472	1,325,304
	WEC Energy Group, Inc.	11,711	1,100,717

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	20,820	$1,431,791
TOTAL UTILITIES		39,048,850
TOTAL COMMON STOCKS Cost ($827,462,403)		1,644,565,228

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	3,759,088	3,759,088
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	417,957	4,834,925
TOTAL INVESTMENTS — (100.0%)
(Cost $836,056,441)^^			$1,653,159,241
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$134,568,871	—	—	$134,568,871
Consumer Discretionary	174,025,219	—	—	174,025,219
Consumer Staples	110,081,544	—	—	110,081,544
Energy	105,710,174	—	—	105,710,174
Financials	208,663,871	—	—	208,663,871
Health Care	234,301,939	$2,278	—	234,304,217
Industrials	173,465,891	—	—	173,465,891
Information Technology	392,008,646	—	—	392,008,646
Materials	69,577,649	—	—	69,577,649
Real Estate	3,110,296	—	—	3,110,296
Utilities	39,048,850	—	—	39,048,850
Temporary Cash Investments	3,759,088	—	—	3,759,088
Securities Lending Collateral	—	4,834,925	—	4,834,925
TOTAL	$1,648,322,038	$4,837,203	—	$1,653,159,241

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (61.4%)
AUSTRALIA — (4.0%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,904,957
Australia Government Bond
	2.750%, 04/21/24	AUD	14,000	9,826,748
Bank of New Zealand
#Ω	3.500%, 02/20/24		5,250	5,161,611
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,198,793
Ω	4.625%, 04/29/24		7,350	7,296,810
Macquarie Bank Ltd.
#Ω	2.300%, 01/22/25		2,390	2,278,909
Ω	3.231%, 03/21/25		15,225	14,804,931
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	13,500	9,731,648
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	4,800	3,492,265
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	7,010,570
TOTAL AUSTRALIA				65,707,242
AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,406,592
CANADA — (6.7%)
Bank of Montreal
	2.500%, 06/28/24		3,000	2,897,763
	0.625%, 07/09/24		1,350	1,270,565
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
#(r)	4.644%, 07/09/24		2,000	1,992,240
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,055,668
	0.650%, 07/31/24		600	563,747
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r)	4.559%, 07/31/24		1,000	996,185
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,103,914
Canadian Imperial Bank of Commerce
#	3.100%, 04/02/24		4,500	4,411,392
	1.000%, 10/18/24		5,000	4,693,650
	2.250%, 01/28/25		5,000	4,757,012
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r)	4.707%, 12/14/23		3,000	$3,000,011
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	8,117,210
Enbridge, Inc.
	4.000%, 10/01/23		7,000	6,950,680
	2.500%, 01/15/25		2,000	1,905,539
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,813,459
National Bank of Canada
	2.100%, 02/01/23		2,500	2,500,000
	0.750%, 08/06/24		9,350	8,806,247
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,416,833
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,680,884
	0.650%, 07/29/24		1,750	1,646,454
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	4.683%, 07/29/24		7,750	7,723,567
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,885,228
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,338,845
	0.700%, 09/10/24		4,500	4,216,058
TOTAL CANADA				109,743,151
DENMARK — (0.4%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,133,852
	5.375%, 01/12/24		1,000	1,000,302
TOTAL DENMARK				7,134,154
FRANCE — (3.6%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,758,168
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,787,110
BPCE SA
	4.000%, 04/15/24		500	494,347
Ω	2.375%, 01/14/25		7,985	7,527,306
#	2.375%, 01/14/25		6,500	6,127,425
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,502,046

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	3.250%, 10/04/24		5,000	$4,854,819
Societe Generale SA
Ω	3.875%, 03/28/24		10,500	10,301,542
Ω	2.625%, 01/22/25		2,640	2,505,809
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,874,109
TOTAL FRANCE				59,732,681
GERMANY — (3.8%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,455,620
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,839,007
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,910,081
Ω	0.750%, 08/12/24		2,290	2,158,444
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	4.854%, 04/01/24		8,000	7,974,590
Deutsche Bank AG
	3.950%, 02/27/23		1,695	1,693,173
EMD Finance LLC
#	3.250%, 03/19/25		5,697	5,514,442
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,430,647
	1.500%, 07/24/24	AUD	8,800	6,010,307
	4.000%, 02/27/25	AUD	5,000	3,547,948
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,705,083
Mercedes-Benz Finance North America LLC
Ω	2.125%, 03/10/25		9,560	9,040,653
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,719,609
TOTAL GERMANY				61,999,604
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,500	7,457,433
#	2.875%, 08/14/24		2,450	2,343,767
	3.500%, 01/15/25		3,000	2,884,121
TOTAL IRELAND				12,685,321
ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,520,435
	2.375%, 10/17/24		2,000	1,893,768
TOTAL ITALY				9,414,203
			Face Amount^	Value†
			(000)
JAPAN — (4.7%)
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	$2,962,397
	0.550%, 07/12/24		10,000	9,414,017
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		10,600	10,026,258
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,946,493
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	7,978,972
	5.099%, 07/03/25		3,000	2,990,338
ORIX Corp.
	3.250%, 12/04/24		5,000	4,852,836
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,186,651
	2.348%, 01/15/25		5,500	5,228,392
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,255,179
#Ω	0.850%, 03/25/24		750	714,268
Ω	0.800%, 09/16/24		643	599,199
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,761,529
	0.625%, 09/13/24		2,000	1,875,518
TOTAL JAPAN				76,792,047
NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,715,568
ING Groep NV
	3.550%, 04/09/24		5,000	4,915,455
TOTAL NETHERLANDS				11,631,023
NEW ZEALAND — (1.7%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	28,091,027
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	934,191
TOTAL NEW ZEALAND				29,025,218
SPAIN — (0.7%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,784,076
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,883,131
TOTAL SPAIN				11,667,207
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.0%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	8,547,930

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	$4,200,486
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	716,049
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	715,622
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,729,668
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	9,619,083
	0.375%, 09/20/24		7,550	7,063,100
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				33,591,938
SWEDEN — (2.1%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,418,865
Svensk Exportkredit AB
	0.625%, 10/07/24		10,600	9,921,832
TOTAL SWEDEN				34,340,697
SWITZERLAND — (0.2%)
UBS AG
#Ω	1.375%, 01/13/25		3,000	2,813,428
UNITED KINGDOM — (2.3%)
BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,408,016
CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	3,946,913
HSBC Holdings PLC
	3.600%, 05/25/23		2,000	1,991,692
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,904,427
NatWest Markets PLC
Ω	2.375%, 05/21/23		2,900	2,876,018
Ω	0.800%, 08/12/24		12,000	11,237,821
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		658	638,938
TOTAL UNITED KINGDOM				38,003,825
UNITED STATES — (27.0%)
Aetna, Inc.
	3.500%, 11/15/24		1,600	1,564,078
Ally Financial, Inc.
	3.875%, 05/21/24		2,500	2,449,905
	5.125%, 09/30/24		7,000	6,993,367
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,132,687
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Co.
2.250%, 03/04/25		10,000	$9,513,915
American Tower Corp.
3.375%, 05/15/24		1,900	1,858,994
4.000%, 06/01/25		6,600	6,460,196
Ameriprise Financial, Inc.
3.000%, 04/02/25		5,000	4,826,972
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	1,053,348
Ares Capital Corp.
4.200%, 06/10/24		5,002	4,918,937
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,210,069
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,451,352
Bank of America Corp.
4.125%, 01/22/24		5,000	4,965,849
Boeing Co.
# 2.800%, 03/01/23		4,000	3,993,578
Booking Holdings, Inc.
3.650%, 03/15/25		10,000	9,801,521
Boston Scientific Corp.
3.450%, 03/01/24		875	862,005
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,886,971
Campbell Soup Co.
3.300%, 03/19/25		10,000	9,677,715
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,443,565
3.200%, 02/05/25		6,400	6,209,941
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,505,822
Carrier Global Corp.
2.242%, 02/15/25		1,244	1,180,970
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 4.825%, 03/18/24		3,073	3,073,752
Cigna Corp.
3.750%, 07/15/23		1,163	1,156,599
3.500%, 06/15/24		3,723	3,658,094
Cintas Corp. No. 2
3.450%, 05/01/25		2,200	2,143,160
CNA Financial Corp.
3.950%, 05/15/24		2,000	1,971,379
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,339,338
Devon Energy Corp.
5.250%, 09/15/24		400	400,020
Discover Bank
2.450%, 09/12/24		3,900	3,730,324
Discover Financial Services
3.950%, 11/06/24		2,796	2,743,308

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Discovery Communications LLC
	3.800%, 03/13/24	7,826	$7,692,331
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,727	6,473,298
Edison International
	2.950%, 03/15/23	1,522	1,517,330
	3.550%, 11/15/24	3,000	2,919,635
	4.950%, 04/15/25	6,920	6,884,986
Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,935,604
	2.375%, 01/15/25	15,000	14,333,773
Energy Transfer LP
	4.050%, 03/15/25	5,204	5,101,104
Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	8,953,906
Equifax, Inc.
	2.600%, 12/01/24	2,600	2,493,471
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,000	1,986,857
Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,844,916
Flex Ltd.
	4.750%, 06/15/25	1,000	990,680
General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,997,351
	1.200%, 10/15/24	2,000	1,868,983
	3.800%, 04/07/25	3,500	3,399,606
Georgia-Pacific LLC
Ω	3.600%, 03/01/25	4,000	3,911,499
Gilead Sciences, Inc.
	3.500%, 02/01/25	10,842	10,608,219
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,267,225
Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,979,016
	2.650%, 02/15/25	3,000	2,861,530
Goldman Sachs Group, Inc.
	3.200%, 02/23/23	500	499,530
	3.500%, 01/23/25	5,000	4,864,992
	3.750%, 05/22/25	2,800	2,734,671
Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	1,200	1,199,280
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,330,092
International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,726,592
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.000%, 05/15/24	11,000	$10,743,645
	John Deere Capital Corp.
#	2.050%, 01/09/25	7,000	6,680,875
JPMorgan Chase & Co.
	3.625%, 05/13/24	493	488,153
	3.125%, 01/23/25	8,500	8,262,168
	Kemper Corp.
	4.350%, 02/15/25	7,500	7,358,033
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,344,978
	L3Harris Technologies, Inc.
	3.832%, 04/27/25	3,000	2,929,118
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	742,920
	Lazard Group LLC
	3.750%, 02/13/25	3,085	3,002,849
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,967,139
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	572,942
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,873,210
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,185,030
	MPLX LP
	4.875%, 12/01/24	3,750	3,742,771
	NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r)	4.776%, 03/01/23	7,000	7,000,199
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,990,581
Oracle Corp.
	2.950%, 11/15/24	10,000	9,674,153
	2.500%, 04/01/25	4,000	3,813,824
	2.950%, 05/15/25	900	864,566
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	2,022	2,011,132
	Phillips 66
	3.850%, 04/09/25	2,000	1,968,233
	Raytheon Technologies Corp.
	3.200%, 03/15/24	4,040	3,971,282
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,891,987
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,604,183
	Stellantis NV
#	5.250%, 04/15/23	7,040	7,024,723
	Truist Financial Corp.
	2.500%, 08/01/24	280	270,836
	UnitedHealth Group, Inc.
	3.500%, 02/15/24	12,000	11,849,518

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ventas Realty LP
2.650%, 01/15/25	1,000	$954,290
3.500%, 02/01/25	9,600	9,301,557
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 4.824%, 03/22/24	811	809,252
Vornado Realty LP
3.500%, 01/15/25	10,357	9,834,832
Waste Management, Inc.
# 2.400%, 05/15/23	2,207	2,190,509
Wells Fargo & Co.
3.300%, 09/09/24	10,000	9,778,909
3.000%, 02/19/25	4,000	3,857,393
Williams Cos., Inc.
3.900%, 01/15/25	2,843	2,784,503
Zimmer Biomet Holdings, Inc.
# 3.550%, 04/01/25	3,000	2,920,156
TOTAL UNITED STATES		443,814,657
TOTAL BONDS		1,009,502,988
U.S. TREASURY OBLIGATIONS — (38.1%)
U.S. Treasury Bills
4.618%, 04/13/23	13,000	12,884,016
4.657%, 05/09/23	50,000	49,388,473
4.717%, 05/23/23	38,000	37,462,498
4.639%, 06/01/23	45,000	44,316,750
	Face Amount^	Value†
	(000)

4.809%, 06/29/23	40,000	$39,249,037
U.S. Treasury Notes
0.125%, 08/15/23	36,500	35,603,184
0.125%, 09/15/23	23,000	22,356,719
0.500%, 11/30/23	96,000	92,681,250
0.125%, 12/15/23	115,000	110,485,352
0.750%, 12/31/23	80,000	77,143,750
2.250%, 03/31/24	23,000	22,366,602
0.375%, 04/15/24	17,000	16,157,305
0.250%, 05/15/24	29,000	27,426,524
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.140, FRN, 4.789%, 10/31/24	40,000	40,012,802
TOTAL U.S. TREASURY OBLIGATIONS		627,534,262
TOTAL INVESTMENT SECURITIES (Cost $1,685,037,516)		1,637,037,250

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	725,531	8,392,946
TOTAL INVESTMENTS — (100.0%)
(Cost $1,693,430,656)^^			$1,645,430,196

As of January 31, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	28,240,521	NZD	44,642,848	Citibank, N.A.	02/07/23	$(618,364)
USD	80,270,951	AUD	119,611,370	Citibank, N.A.	02/23/23	(4,228,425)
USD	10,810,432	CAD	14,660,803	Bank of America Corp.	03/28/23	(212,623)
Total (Depreciation)						$(5,059,412)
As of January 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	244	05/12/23	$8,306,996	$8,265,500	$(41,496)
CBOT Soybean Futures	110	05/12/23	8,399,900	8,416,375	16,475
CBOT Soybean Meal Futures	113	05/12/23	5,323,708	5,294,050	(29,658)
CBOT Soybean Oil Futures	118	05/12/23	4,362,835	4,424,292	61,457

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
CBOT Wheat Futures	100	05/12/23	$3,807,552	$3,852,500	$44,948
CME Lean Hogs Futures	70	04/17/23	2,608,926	2,419,900	(189,026)
CME Live Cattle Futures	86	04/28/23	5,544,688	5,608,060	63,372
COMEX Copper Futures	65	05/26/23	6,843,080	6,881,062	37,982
COMEX Gold 100 Troy Oz. Futures	110	04/26/23	20,586,548	21,398,300	811,752
COMEX Silver Futures	56	05/26/23	6,728,977	6,731,480	2,503
ICE Brent Crude Oil Futures	112	03/31/23	9,465,566	9,539,040	73,474
ICE Gas Oil Futures	50	05/11/23	4,204,221	4,241,250	37,029
KCBT Hard Red Winter Wheat Futures	57	05/12/23	2,476,851	2,484,488	7,637
LME Nickel Futures	47	03/13/23	7,601,768	8,529,372	927,604
LME Nickel Futures	29	05/15/23	5,264,501	5,289,252	24,751
LME Primary Aluminum Futures	120	03/13/23	7,212,852	7,885,500	672,648
LME Primary Aluminum Futures	76	05/15/23	4,986,893	5,039,750	52,857
LME Zinc Futures	72	03/13/23	5,467,873	6,117,769	649,896
LME Zinc Futures	46	05/15/23	3,886,057	3,895,050	8,993
NYBOT CSC ’C’ Coffee Futures	41	05/18/23	2,619,283	2,793,637	174,354
NYBOT CSC No. 11 World Sugar Futures	180	04/28/23	4,075,004	4,120,704	45,700
NYBOT CTN No. 2 Cotton Futures	34	05/08/23	1,450,081	1,478,150	28,069
NYMEX Henry Hub Natural Gas Futures	285	04/26/23	8,101,465	8,102,550	1,085
NYMEX Light Sweet Crude Oil Futures	134	04/20/23	10,636,367	10,636,920	553
NYMEX NY Harbor ULSD Futures	26	04/28/23	3,187,843	3,220,526	32,683
NYMEX Reformulated Gasoline Blend Futures	29	04/28/23	3,254,779	3,307,600	52,821
Total			$156,404,614	$159,973,077	$3,568,463
Short Position contracts:
LME Nickel Futures	(47)	03/13/23	(8,372,164)	(8,529,372)	(157,208)
LME Primary Aluminum Futures	(120)	03/13/23	(7,616,950)	(7,885,500)	(268,550)
LME Zinc Futures	(72)	03/13/23	(5,946,837)	(6,117,767)	(170,930)
Total			$(21,935,951)	$(22,532,639)	$(596,688)
Total Futures Contracts			$134,468,663	$137,440,438	$2,971,775
As of January 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	204,401,015	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/28/23	—	—	$(611,679)	$(611,679)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	322,415,286	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/28/23	—	—	(234,795)	(234,795)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	344,736,835	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/31/23	—	—	1,348,905	1,348,905
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	178,685,432	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/31/23	—	—	490,883	490,883

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	491,190,740	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/28/23	—	—	$1,707,527	$1,707,527
Total						—	—	$2,700,841	$2,700,841
*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.12%	$ 6,349,013
CBOT Corn Futures	5.49%	11,227,631
NYMEX Light Sweet Crude Oil Futures	8.01%	16,379,605
ICE Brent Crude Oil Futures	7.54%	15,403,312
NYBOT CTN No. 2 Cotton Futures	1.52%	3,109,962
COMEX Gold 100 Troy Oz. Futures	14.86%	30,379,491
COMEX Copper Futures	5.44%	11,129,368
NYMEX NY Harbor ULSD Futures	2.04%	4,164,855
NYBOT CSC 'C' Coffee Futures	3.15%	6,448,681
KCBT Hard Red Winter Wheat Futures	1.77%	3,613,435
LME Primary Aluminum Futures	4.56%	9,313,264
CME Live Cattle Futures	3.32%	6,784,077
CME Lean Hogs Futures	1.80%	3,689,403
LME Lead Futures	0.87%	1,784,158
LME Nickel Futures	2.90%	5,923,066
LME Zinc Futures	3.12%	6,386,425
NYMEX Henry Hub Natural Gas Futures	6.40%	13,080,532
ICE Gasoil Futures	2.65%	5,411,112
CBOT Soybean Futures	5.70%	11,657,894
NYBOT CSC No. 11 World Sugar Futures	2.65%	5,416,723
COMEX Silver Futures	4.43%	9,045,730
CBOT Soybean Meal Futures	3.33%	6,804,228
CBOT Wheat Futures	2.78%	5,691,776
NYMEX Reformulated Gasoline Blend Futures	2.55%	5,207,274
Total Notional Amount		$ 204,401,015
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.09%	$ 9,972,997
CBOT Corn Futures	6.54%	21,107,974
NYMEX Light Sweet Crude Oil Futures	7.92%	25,546,891
ICE Brent Crude Oil Futures	7.49%	24,158,663
NYBOT CTN No. 2 Cotton Futures	1.21%	3,895,067
COMEX Gold 100 Troy Oz. Futures	11.87%	38,258,399
COMEX Copper Futures	5.42%	17,469,631
NYMEX NY Harbor ULSD Futures	2.65%	8,550,396

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYBOT CSC 'C' Coffee Futures	3.11%	10,026,778
KCBT Hard Red Winter Wheat Futures	1.77%	5,713,600
LME Primary Aluminum Futures	3.62%	11,666,212
CME Live Cattle Futures	3.97%	12,785,023
CME Lean Hogs Futures	2.17%	7,003,801
LME Lead Futures	0.70%	2,241,981
LME Nickel Futures	2.30%	7,408,800
LME Zinc Futures	3.13%	10,076,297
NYMEX Henry Hub Natural Gas Futures	7.83%	25,250,871
ICE Gasoil Futures	3.42%	11,037,034
CBOT Soybean Futures	5.68%	18,322,795
NYBOT CSC No. 11 World Sugar Futures	3.39%	10,925,509
COMEX Silver Futures	3.51%	11,301,786
CBOT Soybean Meal Futures	4.08%	13,169,320
CBOT Wheat Futures	2.20%	7,079,043
NYMEX Reformulated Gasoline Blend Futures	2.93%	9,446,419
Total Notional Amount		$ 322,415,286
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.09%	$ 10,663,450
CBOT Corn Futures	6.54%	22,569,328
NYMEX Light Sweet Crude Oil Futures	7.92%	27,315,560
ICE Brent Crude Oil Futures	7.49%	25,831,222
NYBOT CTN No. 2 Cotton Futures	1.21%	4,164,732
COMEX Gold 100 Troy Oz. Futures	11.87%	40,907,116
COMEX Copper Futures	5.42%	18,679,094
NYMEX NY Harbor ULSD Futures	2.65%	9,142,360
NYBOT CSC 'C' Coffee Futures	3.11%	10,720,955
KCBT Hard Red Winter Wheat Futures	1.77%	6,109,166
LME Primary Aluminum Futures	3.62%	12,473,890
CME Live Cattle Futures	3.97%	13,670,160
CME Lean Hogs Futures	2.17%	7,488,690
LME Lead Futures	0.70%	2,397,198
LME Nickel Futures	2.30%	7,921,729
LME Zinc Futures	3.13%	10,773,902
NYMEX Henry Hub Natural Gas Futures	7.83%	26,999,046
ICE Gasoil Futures	3.42%	11,801,153
CBOT Soybean Futures	5.68%	19,591,324
NYBOT CSC No. 11 World Sugar Futures	3.39%	11,681,907
COMEX Silver Futures	3.51%	12,084,234
CBOT Soybean Meal Futures	4.08%	14,081,062
CBOT Wheat Futures	2.20%	7,569,141
NYMEX Reformulated Gasoline Blend Futures	2.93%	10,100,417
Total Notional Amount		$ 344,736,835
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.12%	$ 5,550,248
CBOT Corn Futures	5.49%	9,815,089

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	8.01%	14,318,895
ICE Brent Crude Oil Futures	7.54%	13,465,429
NYBOT CTN No. 2 Cotton Futures	1.52%	2,718,699
COMEX Gold 100 Troy Oz. Futures	14.86%	26,557,463
COMEX Copper Futures	5.44%	9,729,188
NYMEX NY Harbor ULSD Futures	2.04%	3,640,877
NYBOT CSC 'C' Coffee Futures	3.15%	5,637,376
KCBT Hard Red Winter Wheat Futures	1.77%	3,158,831
LME Primary Aluminum Futures	4.56%	8,141,567
CME Live Cattle Futures	3.32%	5,930,576
CME Lean Hogs Futures	1.80%	3,225,241
LME Lead Futures	0.87%	1,559,694
LME Nickel Futures	2.90%	5,177,888
LME Zinc Futures	3.12%	5,582,953
NYMEX Henry Hub Natural Gas Futures	6.40%	11,434,877
ICE Gasoil Futures	2.65%	4,730,343
CBOT Soybean Futures	5.70%	10,191,221
NYBOT CSC No. 11 World Sugar Futures	2.65%	4,735,248
COMEX Silver Futures	4.43%	7,907,692
CBOT Soybean Meal Futures	3.33%	5,948,191
CBOT Wheat Futures	2.78%	4,975,697
NYMEX Reformulated Gasoline Blend Futures	2.55%	4,552,149
Total Notional Amount		$ 178,685,432
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2023:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.12%	$ 15,257,151
CBOT Corn Futures	5.49%	26,980,827
NYMEX Light Sweet Crude Oil Futures	8.01%	39,361,400
ICE Brent Crude Oil Futures	7.54%	37,015,295
NYBOT CTN No. 2 Cotton Futures	1.52%	7,473,468
COMEX Gold 100 Troy Oz. Futures	14.86%	73,004,160
COMEX Copper Futures	5.44%	26,744,694
NYMEX NY Harbor ULSD Futures	2.04%	10,008,455
NYBOT CSC 'C' Coffee Futures	3.15%	15,496,656
KCBT Hard Red Winter Wheat Futures	1.77%	8,683,351
LME Primary Aluminum Futures	4.56%	22,380,461
CME Live Cattle Futures	3.32%	16,302,639
CME Lean Hogs Futures	1.80%	8,865,907
LME Lead Futures	0.87%	4,287,464
LME Nickel Futures	2.90%	14,233,566
LME Zinc Futures	3.12%	15,347,052
NYMEX Henry Hub Natural Gas Futures	6.40%	31,433,485
ICE Gasoil Futures	2.65%	13,003,302
CBOT Soybean Futures	5.70%	28,014,781
NYBOT CSC No. 11 World Sugar Futures	2.65%	13,016,785
COMEX Silver Futures	4.43%	21,737,558
CBOT Soybean Meal Futures	3.33%	16,351,061
CBOT Wheat Futures	2.78%	13,677,758
NYMEX Reformulated Gasoline Blend Futures	2.55%	12,513,464
Total Notional Amount		$ 491,190,740

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$65,707,242	—	$65,707,242
Austria	—	1,406,592	—	1,406,592
Canada	—	109,743,151	—	109,743,151
Denmark	—	7,134,154	—	7,134,154
France	—	59,732,681	—	59,732,681
Germany	—	61,999,604	—	61,999,604
Ireland	—	12,685,321	—	12,685,321
Italy	—	9,414,203	—	9,414,203
Japan	—	76,792,047	—	76,792,047
Netherlands	—	11,631,023	—	11,631,023
New Zealand	—	29,025,218	—	29,025,218
Spain	—	11,667,207	—	11,667,207
Supranational Organization Obligations	—	33,591,938	—	33,591,938
Sweden	—	34,340,697	—	34,340,697
Switzerland	—	2,813,428	—	2,813,428
United Kingdom	—	38,003,825	—	38,003,825
United States	—	443,814,657	—	443,814,657
U.S. Treasury Obligations	—	627,534,262	—	627,534,262
Securities Lending Collateral	—	8,392,946	—	8,392,946
Forward Currency Contracts**	—	(5,059,412)	—	(5,059,412)
Futures Contracts**	$2,971,775	—	—	2,971,775
Swap Agreements**	—	2,700,841	—	2,700,841
TOTAL	$2,971,775	$1,643,071,625	—	$1,646,043,400
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.0%)
	Federal Home Loan Bank
	0.000%, 07/21/23	55,000	$53,770,760
BONDS — (48.2%)
	African Development Bank
	3.000%, 09/20/23	4,750	4,694,219
	Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	133,800	130,704,470
	Alberta, Province of Canada
#	2.950%, 01/23/24	80,347	78,920,519
	Amazon.com, Inc.
#	2.730%, 04/13/24	60,000	58,647,829
	0.450%, 05/12/24	6,490	6,156,580
	Asian Development Bank
#	1.625%, 03/15/24	126,200	122,002,588
	Asian Infrastructure Investment Bank (The)
	0.250%, 09/29/23	77,611	75,241,480
	2.250%, 05/16/24	11,000	10,666,033
	BNG Bank NV
	3.000%, 09/20/23	74,050	73,139,926
	2.625%, 02/27/24	25,000	24,387,750
	Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/19/23	10,046	9,912,388
	3.375%, 03/20/24	5,795	5,706,149
	0.375%, 05/27/24	100,180	94,602,495
	Canadian Imperial Bank of Commerce
#	3.500%, 09/13/23	29,475	29,238,161
	CDP Financial, Inc.
	3.150%, 07/24/24	11,620	11,347,597
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	4.623%, 01/12/24	90,475	90,330,607
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	60,000	58,581,511
	Dexia Credit Local SA
	3.250%, 09/26/23	29,000	28,690,860
	0.500%, 07/16/24	17,786	16,727,208
	Erste Abwicklungsanstalt
	0.250%, 08/25/23	5,000	4,870,270
	0.250%, 03/01/24	4,000	3,808,440
	European Bank for Reconstruction & Development
	0.250%, 07/10/23	73,506	72,006,319
	European Investment Bank
	2.875%, 08/15/23	10,000	9,892,094
	3.250%, 01/29/24	7,800	7,686,900
		Face Amount	Value†
		(000)

Export Development Canada
	2.625%, 02/21/24	17,775	$17,416,603
	0.496%, 04/08/24	11,400	10,837,422
FMS Wertmanagement
	0.375%, 05/06/24	49,200	46,589,523
Inter-American Development Bank
	3.000%, 10/04/23	50,000	49,322,506
	0.250%, 11/15/23	62,700	60,459,095
	2.625%, 01/16/24	25,000	24,486,500
	3.000%, 02/21/24	13,917	13,659,881
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	4.595%, 03/22/24	111,000	110,914,794
International Bank for Reconstruction & Development
	3.000%, 09/27/23	31,968	31,563,582
Kommunalbanken AS
	0.250%, 12/08/23	1,800	1,730,016
	2.750%, 02/05/24	33,400	32,705,042
Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	4.483%, 10/27/23	99,000	98,918,820
Kommunekredit
	1.000%, 12/15/23	9,000	8,703,585
Kommuninvest I Sverige AB
Ω	0.250%, 08/09/23	3,373	3,291,778
	0.250%, 09/15/23	4,000	3,886,968
	3.250%, 01/16/24	21,302	20,973,849
	0.375%, 02/16/24	12,600	12,023,424
Ω	0.375%, 02/16/24	33,000	31,491,900
	1.375%, 05/08/24	31,750	30,459,363
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	14,562	13,870,816
	1.625%, 05/10/24	29,007	27,908,763
Kuntarahoitus Oyj
	2.500%, 11/15/23	6,552	6,427,946
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	52,976,741
Landwirtschaftliche Rentenbank
#	3.125%, 11/14/23	3,300	3,256,290
	2.375%, 01/23/24	19,000	18,567,560
National Australia Bank Ltd.
#	5.132%, 11/22/24	80,000	80,756,569

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Nordea Bank Abp
Ω	0.625%, 05/24/24	17,000	$16,077,397
Nordic Investment Bank
	2.875%, 07/19/23	35,393	35,058,182
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	404	398,424
OMERS Finance Trust
	2.500%, 05/02/24	10,000	9,720,569
Ontario Teachers' Finance Trust
	0.375%, 09/29/23	20,385	19,770,188
Ontario, Province of Canada
	3.050%, 01/29/24	125,100	122,982,057
Province of Alberta Canada
	3.350%, 11/01/23	10,713	10,596,764
Province of Ontario Canada
	3.400%, 10/17/23	4,100	4,054,610
Quebec, Province of Canada
	2.500%, 04/09/24	25,000	24,343,912
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	83,000	80,471,564
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω	4.616%, 09/11/23	34,000	34,002,033
Svensk Exportkredit AB
	0.250%, 09/29/23	2,500	2,424,806
	0.500%, 11/10/23	36,585	35,346,964
	1.750%, 12/12/23	32,519	31,653,988
	0.375%, 03/11/24	6,000	5,713,722
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	5.172%, 05/25/23	61,310	61,473,415
Svenska Handelsbanken AB
Ω	0.625%, 06/30/23	9,000	8,841,621
#	3.900%, 11/20/23	2,933	2,908,034
#Ω	0.550%, 06/11/24	12,750	12,018,458
Swedbank AB
#Ω	0.600%, 09/25/23	6,000	5,824,560
Toronto-Dominion Bank
	3.500%, 07/19/23	30,745	30,577,175
		Face Amount	Value†
		(000)

	Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r)	4.461%, 06/02/23	80,000	$79,952,638
	Westpac Banking Corp.
#	3.300%, 02/26/24	9,350	9,212,598
#	5.350%, 10/18/24	117,700	119,193,175
#	1.019%, 11/18/24	7,000	6,568,372
	TOTAL BONDS		2,610,346,955
U.S. TREASURY OBLIGATIONS — (49.9%)
	U.S. Treasury Bills
	4.816%, 07/20/23	28,000	27,396,780
	U.S. Treasury Notes
	0.125%, 08/15/23	102,000	99,493,828
	0.125%, 09/15/23	176,000	171,077,500
	0.250%, 09/30/23	532,000	516,393,280
	0.125%, 10/15/23	499,000	483,035,897
	0.375%, 10/31/23	540,000	522,660,935
	0.250%, 11/15/23	232,500	224,335,253
#	0.500%, 11/30/23	220,000	212,394,532
	0.750%, 12/31/23	125,000	120,537,110
#	0.125%, 01/15/24	245,000	234,520,507
	0.875%, 01/31/24	90,000	86,610,938
	TOTAL U.S. TREASURY OBLIGATIONS		2,698,456,560
	TOTAL INVESTMENT SECURITIES (Cost $5,458,119,391)		5,362,574,275

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	15,360,209	15,360,209
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	2,952,525	34,154,812
TOTAL INVESTMENTS — (100.0%)
(Cost $5,507,636,279)^^			$5,412,089,296

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$53,770,760	—	$53,770,760
Bonds	—	2,610,346,955	—	2,610,346,955

DFA One-Year Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$2,698,456,560	—	$2,698,456,560
Temporary Cash Investments	$15,360,209	—	—	15,360,209
Securities Lending Collateral	—	34,154,812	—	34,154,812
TOTAL	$15,360,209	$5,396,729,087	—	$5,412,089,296

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (70.3%)
AUSTRALIA — (5.9%)
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	7,000	$4,931,195
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		48,000	45,157,892
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	46,000	33,159,691
	1.250%, 03/20/25	AUD	39,000	26,251,807
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	55,300	40,233,801
Ω	4.750%, 07/21/25	AUD	26,000	18,847,978
South Australian Government Financing Authority
	2.250%, 08/15/24	AUD	9,500	6,572,562
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	83,500	60,956,560
Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	7,200	5,004,025
	5.000%, 07/23/25	AUD	12,000	8,748,469
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	4,000	2,804,228
#	1.019%, 11/18/24		32,400	30,402,180
	2.700%, 03/17/25	AUD	4,200	2,869,942
	3.900%, 08/11/25	AUD	10,000	6,988,192
TOTAL AUSTRALIA				292,928,522
AUSTRIA — (0.4%)
Oesterreichische Kontrollbank AG
	0.000%, 04/06/23	EUR	6,000	6,495,610
	0.250%, 09/26/24	EUR	2,000	2,071,826
Republic of Austria Government Bond
Ω	1.750%, 10/20/23	EUR	5,000	5,392,266
Ω	1.650%, 10/21/24	EUR	3,800	4,058,801
TOTAL AUSTRIA				18,018,503
BELGIUM — (2.7%)
Dexia Credit Local SA
	0.500%, 07/22/23	GBP	10,500	12,725,772
	1.625%, 12/08/23	GBP	5,000	6,031,815
	0.000%, 05/29/24	EUR	2,000	2,084,332
	1.250%, 11/26/24	EUR	2,000	2,100,853
Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	2,335,037
Kingdom of Belgium Government Bond
Ω	0.200%, 10/22/23	EUR	22,200	23,700,167
Ω	2.600%, 06/22/24	EUR	31,300	33,954,373
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Ω	0.500%, 10/22/24	EUR	40,900	$42,886,405
Ω	0.800%, 06/22/25	EUR	10,700	11,150,341
TOTAL BELGIUM				136,969,095
CANADA — (15.0%)
Alberta, Province of Canada
	2.950%, 01/23/24		52,089	51,164,212
Bank of Montreal
	2.890%, 06/20/23	CAD	86,800	64,781,484
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,264,815
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	82,500	61,527,620
CDP Financial, Inc.
	3.150%, 07/24/24		23,431	22,881,716
CPPIB Capital, Inc.
Ω	3.000%, 06/13/24		55,000	53,699,719
	0.375%, 06/20/24	EUR	3,800	3,970,997
Export Development Canada
	2.625%, 02/21/24		20,700	20,282,626
	0.496%, 04/08/24		3,400	3,232,214
OMERS Finance Trust
	2.500%, 05/02/24		10,000	9,720,569
	0.450%, 05/13/25	EUR	6,000	6,116,610
Ontario Teachers' Finance Trust
	0.375%, 09/29/23		7,874	7,635,339
	0.500%, 05/06/25	EUR	5,200	5,304,437
Ontario, Province of Canada
	3.050%, 01/29/24		124,500	122,392,215
	0.375%, 06/14/24	EUR	2,700	2,820,876
	4.250%, 08/22/24	AUD	3,200	2,264,102
	0.875%, 01/21/25	EUR	5,500	5,710,448
Province of Alberta Canada
	0.500%, 04/16/25	EUR	3,920	4,023,882
Province of Ontario Canada
	3.400%, 10/17/23		4,500	4,450,181
#	3.200%, 05/16/24		8,400	8,245,392
Province of Quebec Canada
	0.875%, 01/15/25	EUR	29,492	30,641,880
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	26,115	18,500,293
	0.200%, 04/07/25	EUR	333	339,430
Royal Bank of Canada
	2.333%, 12/05/23	CAD	127,600	93,936,156
Toronto-Dominion Bank
	1.909%, 07/18/23	CAD	40,000	29,674,946
	0.625%, 07/20/23	EUR	1,400	1,505,953
	2.850%, 03/08/24	CAD	119,000	87,332,254

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	28,300	$21,152,844
	TOTAL CANADA			750,573,210
DENMARK — (3.3%)
Denmark Government Bond
	1.500%, 11/15/23	DKK	435,667	62,979,543
	0.000%, 11/15/24	DKK	591,500	82,308,807
Kommunekredit
	1.000%, 12/15/23		10,300	9,960,769
	2.000%, 06/25/24	GBP	2,700	3,232,148
	0.750%, 08/15/24	GBP	7,732	9,059,071
	TOTAL DENMARK			167,540,338
FINLAND — (0.7%)
	Finland Government Bond
Ω	0.000%, 09/15/24	EUR	10,500	10,938,316
Kuntarahoitus Oyj
	2.500%, 11/15/23		7,568	7,424,709
	0.125%, 03/07/24	EUR	3,400	3,578,480
	5.000%, 03/20/24	AUD	6,000	4,280,245
	OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	6,000	6,230,272
	TOTAL FINLAND			32,452,022
FRANCE — (3.7%)
Agence Francaise de Developpement EPIC
	3.125%, 01/04/24	EUR	8,500	9,235,492
	3.125%, 06/30/24		8,400	8,205,662
	0.000%, 03/25/25	EUR	2,000	2,034,384
BNP Paribas SA
	2.875%, 09/26/23	EUR	8,222	8,919,779
	2.375%, 05/20/24	EUR	2,000	2,149,296
	Bpifrance SACA
	0.750%, 11/25/24	EUR	12,000	12,512,830
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24		18,287	18,006,617
	0.375%, 05/27/24		44,120	41,663,626
	1.375%, 11/25/24	EUR	27,200	28,656,820
	French Republic Government Bond OAT
	0.000%, 02/25/25	EUR	40,300	41,410,375
	SFIL SA
	0.000%, 05/24/24	EUR	2,000	2,086,350
	SNCF Reseau
	4.500%, 01/30/24	EUR	2,400	2,643,675
Unedic Asseo
	2.375%, 05/25/24	EUR	4,000	4,305,707
	0.625%, 02/17/25	EUR	5,200	5,381,976
	TOTAL FRANCE			187,212,589
		Face Amount^	Value†
		(000)
GERMANY — (4.8%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		30,400	$28,944,144
FMS Wertmanagement
0.625%, 12/15/23	GBP	2,000	2,395,076
0.375%, 05/06/24		21,200	20,075,160
Free State of Bavaria
0.010%, 01/17/25	EUR	2,800	2,870,881
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	293,700	29,080,996
0.250%, 03/08/24		19,800	18,860,195
1.625%, 04/03/24	NOK	318,400	31,271,438
0.875%, 07/18/24	GBP	1,750	2,059,580
1.500%, 07/24/24	AUD	15,200	10,381,439
0.000%, 11/15/24	EUR	300	310,311
0.000%, 02/18/25	EUR	6,143	6,307,916
4.000%, 02/27/25	AUD	2,106	1,494,396
0.010%, 03/31/25	EUR	1,856	1,899,321
0.375%, 04/23/25	EUR	3,825	3,941,700
Land Berlin
0.010%, 11/21/23	EUR	1,165	1,236,584
0.500%, 02/10/25	EUR	1,300	1,343,597
0.250%, 04/22/25	EUR	1,200	1,227,944
Land Hessen
0.000%, 03/10/25	EUR	3,600	3,676,193
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	840	1,012,110
0.250%, 02/12/24		18,062	17,240,827
2.000%, 07/23/24		30,000	28,858,980
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	2,679,409
0.400%, 09/23/24	AUD	5,000	3,340,684
4.250%, 01/09/25	AUD	20,300	14,466,145
NRW Bank
1.375%, 12/15/23	GBP	300	361,467
1.600%, 07/31/24	AUD	4,000	2,719,610
0.250%, 03/10/25	EUR	1,547	1,584,612
TOTAL GERMANY			239,640,715
IRELAND — (0.9%)
Ireland Government Bond
3.400%, 03/18/24	EUR	35,000	38,370,340
5.400%, 03/13/25	EUR	4,600	5,275,850
TOTAL IRELAND			43,646,190
LUXEMBOURG — (0.1%)
European Financial Stability Facility
0.000%, 07/17/23	EUR	6,000	6,446,284
NETHERLANDS — (3.5%)
BNG Bank NV
3.875%, 05/26/23	EUR	1,700	1,855,012
0.050%, 07/11/23	EUR	1,400	1,503,762
3.000%, 09/20/23		23,000	22,717,330

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	0.750%, 11/13/23	AUD	3,500	$2,412,871
	2.000%, 04/12/24	GBP	17,670	21,217,794
	5.250%, 05/20/24	AUD	16,050	11,518,701
	0.500%, 04/16/25	EUR	1,000	1,029,586
	3.250%, 07/15/25	AUD	11,800	8,182,838
Cooperatieve Rabobank UA
	5.500%, 04/11/24	AUD	2,280	1,630,475
	1.375%, 01/10/25		54,468	51,212,132
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,534,892
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		10,600	10,176,077
	3.400%, 07/22/25	AUD	7,540	5,245,053
Netherlands Government Bond
Ω	0.000%, 01/15/24	EUR	11,200	11,859,286
Ω	2.000%, 07/15/24	EUR	16,900	18,193,154
Shell International Finance BV
	0.500%, 05/11/24	EUR	4,835	5,081,860
TOTAL NETHERLANDS				177,370,823
NEW ZEALAND — (0.6%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	28,200	17,258,539
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	23,200	14,448,822
TOTAL NEW ZEALAND				31,707,361
NORWAY — (3.5%)
DNB Bank ASA
	0.600%, 09/25/23	EUR	5,100	5,458,749
	0.050%, 11/14/23	EUR	300	318,439
	0.250%, 04/09/24	EUR	2,000	2,095,352
Equinor ASA
	2.650%, 01/15/24		30,915	30,290,635
	3.700%, 03/01/24		2,678	2,650,587
Kommunalbanken AS
	2.750%, 02/05/24		13,200	12,925,346
	5.250%, 07/15/24	AUD	2,900	2,084,548
	0.500%, 10/08/24	AUD	7,300	4,863,556
	4.250%, 07/16/25	AUD	11,500	8,169,928
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	991,500	99,120,240
Ω	1.750%, 03/13/25	NOK	68,800	6,708,786
TOTAL NORWAY				174,686,166
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.8%)
African Development Bank
0.243%, 04/14/23	SEK	16,000	$1,521,715
4.000%, 01/10/25	AUD	39,000	27,580,969
Asian Development Bank
4.500%, 09/05/23	AUD	11,500	8,158,958
1.375%, 12/15/23	GBP	31,416	37,864,009
2.450%, 01/17/24	AUD	4,185	2,918,141
1.625%, 03/15/24		32,561	31,478,021
3.500%, 05/30/24	NZD	91,000	57,385,849
1.100%, 08/15/24	AUD	17,250	11,686,835
3.750%, 03/12/25	AUD	6,885	4,856,565
3.700%, 06/17/25	AUD	7,000	4,932,878
Asian Infrastructure Investment Bank (The)
0.250%, 09/29/23		24,500	23,751,997
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.250%, 04/25/23	EUR	3,000	3,244,165
European Bank for Reconstruction & Development
0.500%, 09/01/23	AUD	9,500	6,569,880
European Financial Stability Facility
2.125%, 02/19/24	EUR	2,300	2,479,042
0.000%, 04/19/24	EUR	10,601	11,127,756
1.750%, 06/27/24	EUR	2,695	2,881,299
0.500%, 07/11/25	EUR	719	738,435
European Investment Bank
0.500%, 07/21/23	AUD	10,000	6,951,821
0.500%, 08/10/23	AUD	12,950	8,980,099
0.000%, 10/16/23	EUR	6,933	7,393,554
0.500%, 11/15/23	EUR	1,960	2,093,069
0.875%, 12/15/23	GBP	2,080	2,496,962
2.125%, 01/15/24	EUR	4,866	5,249,062
1.500%, 01/26/24	NOK	152,610	15,013,928
0.000%, 03/15/24	EUR	11,034	11,608,860
2.625%, 03/15/24		25,900	25,320,358
4.125%, 04/15/24	EUR	3,000	3,304,600
4.750%, 08/07/24	AUD	38,772	27,762,648
1.700%, 11/15/24	AUD	24,846	16,920,587
0.000%, 03/25/25	EUR	840	858,659
European Stability Mechanism
0.125%, 04/22/24	EUR	124	130,799
0.000%, 03/14/25	EUR	12,747	13,042,568
European Union
0.500%, 04/04/25	EUR	1,500	1,549,919
0.800%, 07/04/25	EUR	42,700	44,188,453
Inter-American Development Bank
3.000%, 10/04/23		25,000	24,661,253
0.250%, 11/15/23		25,000	24,106,497
1.250%, 12/15/23	GBP	35,600	42,880,951
3.250%, 07/01/24		16,342	16,042,941
4.750%, 08/27/24	AUD	30,150	21,575,989

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	1.250%, 09/07/23	GBP	13,244	$16,066,319
	0.500%, 10/10/23	SEK	49,000	4,596,749
	0.625%, 12/15/23	GBP	13,844	16,582,884
	2.500%, 01/24/24	NZD	64,858	40,729,015
	2.500%, 03/19/24		9,634	9,402,591
	2.250%, 03/28/24		31,872	31,015,117
International Finance Corp.
	1.450%, 07/22/24	AUD	30,390	20,738,651
	4.000%, 04/03/25	AUD	5,141	3,646,840
Nordic Investment Bank
	1.875%, 04/10/24	NOK	100,000	9,842,110
	1.500%, 03/13/25	NOK	166,500	16,096,234
	1.050%, 05/12/25	SEK	100,000	9,124,273
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				739,150,874
SWEDEN — (7.4%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	45,000	4,238,081
	3.250%, 01/16/24		18,274	17,992,494
	0.375%, 02/16/24		18,340	17,500,762
	1.375%, 05/08/24		14,800	14,198,380
Ω	1.375%, 05/08/24		12,000	11,515,680
Ω	2.875%, 07/03/24		24,172	23,573,901
	1.000%, 10/02/24	SEK	113,000	10,417,776
	1.000%, 05/12/25	SEK	96,000	8,753,411
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	31,395,283
Svensk Exportkredit AB
#	1.750%, 12/12/23		51,871	50,491,222
	1.375%, 12/15/23	GBP	5,000	6,022,384
#	3.625%, 09/03/24		38,200	37,584,658
Svenska Handelsbanken AB
#Ω	0.625%, 06/30/23		9,410	9,244,406
	0.375%, 07/03/23	EUR	1,394	1,500,120
	3.900%, 11/20/23		60,431	59,916,612
	0.125%, 06/18/24	EUR	1,000	1,037,674
	1.000%, 04/15/25	EUR	2,200	2,274,177
Swedbank AB
Ω	0.600%, 09/25/23		7,000	6,795,320
Sweden Government Bond
Ω	1.500%, 11/13/23	SEK	385,000	36,423,321
Ω	2.500%, 05/12/25	SEK	193,000	18,452,894
TOTAL SWEDEN				369,328,556
UNITED STATES — (3.0%)
Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	3,600	3,698,243
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	53,760,510
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	0.450%, 05/12/24		6,490	$6,156,580
	Apple, Inc.
	1.375%, 01/17/24	EUR	2,100	2,252,652
	Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	710	880,558
	Roche Holdings, Inc.
Ω	1.882%, 03/08/24		84,250	81,683,485
	TOTAL UNITED STATES			148,432,028
	TOTAL BONDS			3,516,103,276
U.S. TREASURY OBLIGATIONS — (27.5%)
U.S. Treasury Notes
	0.125%, 08/15/23		30,000	29,262,891
	0.125%, 10/15/23		37,850	36,639,096
	0.375%, 10/31/23		372,000	360,055,311
	0.250%, 11/15/23		460,000	443,846,092
	0.500%, 11/30/23		345,000	333,073,243
	0.750%, 12/31/23		180,500	174,055,587
	TOTAL U.S. TREASURY OBLIGATIONS			1,376,932,220

		Shares

FOREIGN SOVEREIGN OBLIGATIONS — (2.1%)
AUSTRIA — (0.1%)
Austria Treasury Bills
0.000%, 04/27/23	EUR	6,800,000	7,350,358
BELGIUM — (0.2%)
Kingdom of Belgium Treasury Bills
0.000%, 11/09/23	EUR	10,000,000	10,641,354
FINLAND — (0.1%)
Finland T-Bills
0.000%, 08/14/23	EUR	4,000,000	4,284,289
NETHERLANDS — (0.6%)
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	9,000,000	9,706,639
0.000%, 06/29/23	EUR	20,000,000	21,520,419
TOTAL NETHERLANDS			31,227,058
SWEDEN — (0.1%)
Sweden Treasury Bills
0.000%, 06/21/23	SEK	60,000,000	5,677,181

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Shares	Value†
		(000)
UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
0.000%, 07/31/23	GBP	40,000,000	$48,376,861
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			107,557,101
TOTAL INVESTMENT SECURITIES (Cost $5,110,636,227)			5,000,592,597

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	273,229	$3,160,708
TOTAL INVESTMENTS — (100.0%)
(Cost $5,113,796,590)^^			$5,003,753,305

As of January 31, 2023, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	5,539,739	EUR	5,092,780	Bank of America Corp.	02/06/23	$1,518
USD	59,320,144	NOK	590,404,257	Bank of America Corp.	02/13/23	140,762
USD	49,444,734	SEK	515,826,374	HSBC Bank	02/13/23	86,832
USD	51,459,071	SEK	529,718,081	Citibank, N.A.	02/21/23	750,178
USD	7,658,936	EUR	7,008,879	Citibank, N.A.	02/21/23	29,677
USD	18,275,561	EUR	16,761,818	UBS AG	02/21/23	30,097
USD	66,465,978	GBP	53,599,205	State Street Bank and Trust	02/27/23	350,077
USD	56,221,745	GBP	45,426,236	Bank of America Corp.	02/28/23	186,161
USD	48,635,986	GBP	39,254,964	HSBC Bank	02/28/23	212,981
USD	70,080,260	NOK	697,223,281	HSBC Bank	03/31/23	41,559
Total Appreciation						$1,829,842
USD	110,494,474	EUR	103,924,424	HSBC Bank	02/06/23	$(2,519,711)
USD	131,573,628	AUD	195,299,302	Citibank, N.A.	02/07/23	(6,308,056)
AUD	49,728,734	USD	35,318,441	UBS AG	02/07/23	(209,859)
USD	60,824,356	DKK	422,155,455	Bank of America Corp.	02/10/23	(905,149)
USD	127,566,864	EUR	119,057,647	State Street Bank and Trust	02/10/23	(1,940,348)
USD	14,332,004	DKK	99,117,691	UBS AG	02/10/23	(161,439)
USD	144,272,367	EUR	134,307,677	State Street Bank and Trust	02/13/23	(1,850,611)
USD	129,596,819	AUD	187,293,283	State Street Bank and Trust	02/13/23	(2,664,678)
USD	57,547,692	NZD	94,421,371	Bank of America Corp.	02/16/23	(3,496,184)
USD	69,012,398	NZD	111,630,627	Citibank, N.A.	02/17/23	(3,158,143)
USD	90,693,639	EUR	83,664,322	Bank of America Corp.	02/21/23	(376,099)
USD	5,857,707	EUR	5,391,107	Bank of New York Mellon	02/21/23	(10,585)
USD	131,169,635	AUD	188,534,987	Societe Generale	02/21/23	(2,010,370)
USD	61,751,290	GBP	50,128,611	Bank of America Corp.	02/27/23	(83,550)
USD	9,172,369	EUR	8,432,970	Citibank, N.A.	02/27/23	(10,461)
USD	108,330,887	EUR	99,502,151	Societe Generale	02/27/23	(18,990)
USD	125,908,292	AUD	186,508,587	State Street Bank and Trust	03/01/23	(5,881,504)
USD	81,010,860	NOK	817,328,938	Bank of America Corp.	03/06/23	(993,783)
USD	69,077,653	DKK	475,346,195	Bank of America Corp.	03/13/23	(582,123)
USD	40,131,376	CAD	54,428,685	State Street Bank and Trust	03/28/23	(792,058)
USD	35,013,972	CAD	47,376,716	State Street Bank and Trust	03/29/23	(607,564)
USD	41,671,916	CAD	56,433,897	HSBC Bank	04/03/23	(761,212)
USD	51,863,690	CAD	69,983,515	UBS AG	04/04/23	(758,084)
USD	62,064,592	CAD	82,918,903	HSBC Bank	04/06/23	(284,873)
USD	42,509,961	CAD	56,991,659	UBS AG	04/06/23	(343,952)
USD	46,818,346	CAD	62,712,678	HSBC Bank	04/11/23	(339,955)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	43,716,789	CAD	58,445,150	HSBC Bank	04/17/23	$(235,310)
Total (Depreciation)						$(37,304,651)
Total Appreciation (Depreciation)						$(35,474,809)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$292,928,522	—	$292,928,522
Austria	—	18,018,503	—	18,018,503
Belgium	—	136,969,095	—	136,969,095
Canada	—	750,573,210	—	750,573,210
Denmark	—	167,540,338	—	167,540,338
Finland	—	32,452,022	—	32,452,022
France	—	187,212,589	—	187,212,589
Germany	—	239,640,715	—	239,640,715
Ireland	—	43,646,190	—	43,646,190
Luxembourg	—	6,446,284	—	6,446,284
Netherlands	—	177,370,823	—	177,370,823
New Zealand	—	31,707,361	—	31,707,361
Norway	—	174,686,166	—	174,686,166
Supranational Organization Obligations	—	739,150,874	—	739,150,874
Sweden	—	369,328,556	—	369,328,556
United States	—	148,432,028	—	148,432,028
U.S. Treasury Obligations	—	1,376,932,220	—	1,376,932,220
Foreign Sovereign Obligations	—	107,557,101	—	107,557,101
Securities Lending Collateral	—	3,160,708	—	3,160,708
Forward Currency Contracts**	—	(35,474,809)	—	(35,474,809)
TOTAL	—	$4,968,278,496	—	$4,968,278,496
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (86.6%)
AUSTRALIA — (4.7%)
ASB Finance Ltd.
	0.750%, 03/13/24	EUR	500	$527,088
Australia Government Bond
	0.250%, 11/21/25	AUD	23,600	15,365,600
	4.250%, 04/21/26	AUD	2,000	1,456,932
Bank of New Zealand
Ω	1.000%, 03/03/26		1,500	1,337,349
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	815,283
Ω	4.625%, 04/29/24		1,200	1,191,316
Ω	1.625%, 09/01/25		975	893,840
Ω	1.625%, 04/27/26		5,600	5,041,745
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	3,900	2,785,448
Telstra Corp. Ltd.
	2.500%, 09/15/23	EUR	1,000	1,081,149
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	1,000	1,048,448
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,591,531
Westpac Banking Corp.
	2.850%, 05/13/26		2,790	2,643,021
	1.150%, 06/03/26		12,012	10,755,743
TOTAL AUSTRALIA				47,534,493
AUSTRIA — (0.6%)
Erste Group Bank AG
	1.500%, 04/07/26	EUR	2,200	2,245,093
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,300	1,336,045
OMV AG
	0.000%, 07/03/25	EUR	2,236	2,248,140
TOTAL AUSTRIA				5,829,278
BELGIUM — (0.5%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	1,500	1,490,649
	0.000%, 08/28/26	EUR	1,500	1,445,410
DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,278,776
TOTAL BELGIUM				5,214,835
CANADA — (7.3%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	4,500	4,571,347
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Bank of Montreal
2.280%, 07/29/24	CAD	5,500	$3,981,057
2.750%, 06/15/27	EUR	200	208,685
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	15,256,112
1.050%, 03/02/26		6,600	5,901,380
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	23,500	17,526,049
1.250%, 06/22/26		573	512,137
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,110	1,085,555
CDP Financial, Inc.
0.875%, 06/10/25		4,500	4,144,037
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	1,000	717,365
Enbridge, Inc.
4.000%, 10/01/23		3,000	2,978,863
ITC Holdings Corp.
3.650%, 06/15/24		1,099	1,076,221
National Bank of Canada
1.534%, 06/15/26	CAD	2,000	1,370,711
Rogers Communications, Inc.
3.625%, 12/15/25		100	96,502
Royal Bank of Canada
2.352%, 07/02/24	CAD	2,500	1,813,085
1.200%, 04/27/26		1,150	1,035,786
Toronto-Dominion Bank
0.750%, 01/06/26		4,740	4,243,999
1.200%, 06/03/26		8,560	7,636,130
TOTAL CANADA			74,155,021
DENMARK — (0.3%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	750	774,195
Danske Bank AS
0.625%, 05/26/25	EUR	2,170	2,201,239
TOTAL DENMARK			2,975,434
FINLAND — (0.2%)
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,000	1,039,477
0.250%, 03/24/26	EUR	740	721,212
1.375%, 09/04/26	GBP	500	543,119
TOTAL FINLAND			2,303,808
FRANCE — (3.4%)
Airbus SE
1.625%, 04/07/25	EUR	500	523,692

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	$2,461,461
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	285,490
	0.010%, 03/07/25	EUR	4,900	4,944,555
	1.000%, 05/23/25	EUR	200	205,367
	1.625%, 01/19/26	EUR	1,000	1,025,050
	1.000%, 07/16/26	GBP	200	219,011
BPCE SA
	1.000%, 07/15/24	EUR	2,000	2,103,853
Ω	2.375%, 01/14/25		1,500	1,414,021
	0.625%, 04/28/25	EUR	1,000	1,018,966
	0.250%, 01/15/26	EUR	2,000	1,977,005
	0.375%, 02/02/26	EUR	1,000	989,742
Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		4,600	4,343,896
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,000	2,146,696
	1.000%, 09/18/25	EUR	1,000	1,028,281
	1.250%, 04/14/26	EUR	500	508,951
	1.375%, 05/03/27	EUR	800	797,694
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	948,990
LVMH Moet Hennessy Louis Vuitton SE
	0.000%, 02/11/26	EUR	1,200	1,197,581
PSA Banque France SA
	0.000%, 01/22/25	EUR	3,200	3,237,829
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	917,483
	0.125%, 02/24/26	EUR	1,600	1,567,869
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	1,000	1,076,977
	1.660%, 07/22/26	GBP	100	113,303
TOTAL FRANCE				35,053,763
GERMANY — (4.5%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		4,700	4,619,035
BMW Finance NV
	0.500%, 02/22/25	EUR	494	509,406
	0.000%, 01/11/26	EUR	240	238,669
BMW U.S. Capital LLC
Ω	3.900%, 04/09/25		142	139,919
	1.000%, 04/20/27	EUR	822	816,692
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,071,556
Deutsche Bank AG
	3.700%, 05/30/24		748	730,824
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	2,900	$2,936,003
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	5,316,105
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	9,900	7,186,397
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		11,000	10,013,431
Merck Financial Services GmbH
	0.125%, 07/16/25	EUR	200	202,080
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,796,352
Siemens Financieringsmaatschappij NV
	0.000%, 09/05/24	EUR	240	249,556
	1.000%, 02/20/25	GBP	500	579,495
	2.250%, 03/10/25	EUR	200	213,548
	0.000%, 02/20/26	EUR	400	395,413
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	964,243
Ω	3.350%, 05/13/25		3,500	3,370,779
Ω	4.625%, 11/13/25		1,000	989,418
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	480,942
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,465,800
TOTAL GERMANY				45,285,663
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		5,000	4,783,197
	1.750%, 01/30/26		2,700	2,426,891
	4.450%, 04/03/26		150	145,444
ESB Finance DAC
	2.125%, 06/08/27	EUR	1,000	1,025,000
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	815,161
TOTAL IRELAND				9,195,693
ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	955,992
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,515,955

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	2.375%, 10/17/24		4,562	$4,319,685
	1.250%, 02/17/26		248	218,525
	TOTAL ITALY			8,010,157
JAPAN — (5.6%)
	7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,000	893,636
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	1,710	1,815,425
Development Bank of Japan, Inc.
	0.010%, 09/09/25	EUR	400	399,202
	0.875%, 10/10/25	EUR	400	407,818
	East Japan Railway Co.
	2.614%, 09/08/25	EUR	4,900	5,215,670
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	400	404,289
	Mitsubishi Corp.
	3.375%, 07/23/24		250	243,342
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	2,999	3,119,842
	1.412%, 07/17/25		2,300	2,105,760
	2.757%, 09/13/26		2,000	1,860,578
Mizuho Financial Group, Inc.
	0.523%, 06/10/24	EUR	3,000	3,130,641
	0.118%, 09/06/24	EUR	2,373	2,446,199
	0.214%, 10/07/25	EUR	100	99,836
	1.631%, 04/08/27	EUR	3,277	3,263,911
	Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,182,317
NTT Finance Corp.
	0.010%, 03/03/25	EUR	1,700	1,722,958
Ω	1.162%, 04/03/26		1,920	1,722,725
	ORIX Corp.
	1.919%, 04/20/26	EUR	500	513,037
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,087,055
	0.948%, 01/12/26		2,300	2,054,106
	1.546%, 06/15/26	EUR	3,040	3,078,840
	2.632%, 07/14/26		4,000	3,713,698
	Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,500	2,607,530
	Toyota Credit Canada, Inc.
	3.040%, 07/12/23	CAD	6,000	4,472,662
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	1,400	1,487,016
	0.064%, 01/13/25	EUR	2,000	2,038,624
	Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	733	794,319
	TOTAL JAPAN			56,881,036
			Face Amount^	Value†
			(000)
LUXEMBOURG — (0.0%)
Prologis International Funding II SA
	1.876%, 04/17/25	EUR	325	$336,908
NETHERLANDS — (1.5%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	4,854,226
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	967,661
	de Volksbank NV
	0.010%, 09/16/24	EUR	1,000	1,026,498
	Enexis Holding NV
	0.875%, 04/28/26	EUR	3,000	3,020,482
	JAB Holdings BV
	1.625%, 04/30/25	EUR	2,000	2,090,434
	Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	526	539,990
	TenneT Holding BV
	1.625%, 11/17/26	EUR	2,250	2,298,956
	Thermo Fisher Scientific Finance I BV
	0.000%, 11/18/23	EUR	700	741,992
	TOTAL NETHERLANDS			15,540,239
NORWAY — (1.0%)
Aker BP ASA
	3.000%, 01/15/25		5,900	5,654,389
Ω	3.000%, 01/15/25		1,000	958,371
Ω	2.875%, 01/15/26		1,300	1,226,296
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	63,939
	SpareBank 1 SMN
	3.125%, 12/22/25	EUR	1,000	1,066,462
	Statnett SF
	0.875%, 03/08/25	EUR	500	514,618
	Telenor ASA
	0.750%, 05/31/26	EUR	200	198,915
	TOTAL NORWAY			9,682,990
PORTUGAL — (0.0%)
EDP - Energias de Portugal SA
	2.875%, 06/01/26	EUR	200	212,355
SPAIN — (1.3%)
Autonomous Community of Madrid Spain
	4.125%, 05/21/24	EUR	4,000	4,398,697
	1.826%, 04/30/25	EUR	1,250	1,321,024
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	5,000	5,180,108
	3.375%, 09/20/27	EUR	500	534,919
	Banco Santander SA
	3.848%, 04/12/23		2,000	1,993,503
	TOTAL SPAIN			13,428,251

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.1%)
Asian Development Bank
	0.500%, 05/05/26	AUD	5,400	$3,428,302
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	127,878
European Investment Bank
	2.250%, 06/24/24		25,800	25,014,895
Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,907,624
	2.750%, 10/30/25	AUD	10,000	6,862,309
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,140,562
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				41,481,570
SWEDEN — (2.0%)
SBAB Bank AB
	1.875%, 12/10/25	EUR	2,877	2,996,079
Skandinaviska Enskilda Banken AB
	4.000%, 11/09/26	EUR	1,000	1,098,707
	1.750%, 11/11/26	EUR	600	615,307
Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	670	692,590
Swedbank AB
	0.250%, 10/09/24	EUR	800	823,041
	0.250%, 11/02/26	EUR	1,600	1,543,110
Ω	1.538%, 11/16/26		2,400	2,132,784
	1.300%, 02/17/27	EUR	300	293,020
Volvo Treasury AB
	0.125%, 09/17/24	EUR	250	257,560
	0.625%, 02/14/25	EUR	1,000	1,025,591
	1.625%, 09/18/25	EUR	3,690	3,822,487
	2.625%, 02/20/26	EUR	2,750	2,915,406
	2.000%, 08/19/27	EUR	2,159	2,201,225
TOTAL SWEDEN				20,416,907
SWITZERLAND — (0.9%)
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,234,704
UBS Group AG
Ω	4.125%, 09/24/25		3,000	2,938,493
Ω	4.125%, 04/15/26		5,000	4,884,608
	1.250%, 09/01/26	EUR	240	239,700
TOTAL SWITZERLAND				9,297,505
UNITED KINGDOM — (6.3%)
AstraZeneca PLC
	0.700%, 04/08/26		7,256	6,474,302
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Barclays PLC
	3.650%, 03/16/25		500	$486,100
	4.375%, 01/12/26		3,300	3,233,384
	BAT Capital Corp.
	3.222%, 08/15/24		3,500	3,404,491
BAT International Finance PLC
	0.875%, 10/13/23	EUR	3,000	3,199,157
	1.668%, 03/25/26		1,000	902,571
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	143	152,904
	2.972%, 02/27/26	EUR	2,341	2,506,498
	2.213%, 09/25/26	EUR	2,500	2,598,480
	1.573%, 02/16/27	EUR	1,016	1,020,538
CNH Industrial Capital LLC
	4.200%, 01/15/24		380	376,622
	3.950%, 05/23/25		4,100	4,012,700
Diageo Finance PLC
	1.750%, 09/23/24	EUR	600	637,863
	1.000%, 04/22/25	EUR	1,000	1,035,880
	2.375%, 05/20/26	EUR	1,000	1,051,566
	Experian Finance PLC
	1.375%, 06/25/26	EUR	2,553	2,598,307
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	4,000	2,957,784
	4.300%, 03/08/26		1,000	979,327
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	100	101,900
	Lseg Netherlands BV
	0.000%, 04/06/25	EUR	740	746,399
	Motability Operations Group PLC
	0.375%, 01/03/26	EUR	2,100	2,095,904
Nationwide Building Society
	1.250%, 03/03/25	EUR	600	624,034
	0.250%, 07/22/25	EUR	850	855,132
Ω	1.500%, 10/13/26		9,000	7,953,214
	2.000%, 04/28/27	EUR	920	937,731
	NatWest Group PLC
	4.800%, 04/05/26		7,200	7,175,437
	Reckitt Benckiser Treasury Services Nederland BV
	0.375%, 05/19/26	EUR	200	198,648
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		700	679,721
	Sky Ltd.
	1.875%, 11/24/23	EUR	3,000	3,226,508
	Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	1,775	1,796,543
	TOTAL UNITED KINGDOM			64,019,645
UNITED STATES — (40.7%)
Ally Financial, Inc.
	3.875%, 05/21/24		4,000	3,919,848

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	5.800%, 05/01/25		1,470	$1,486,586
	Altria Group, Inc.
	2.200%, 06/15/27	EUR	1,000	993,312
	Amazon.com, Inc.
	1.000%, 05/12/26		8,310	7,482,236
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		551	529,540
	American Express Co.
	2.500%, 07/30/24		2,500	2,415,605
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	1,000	1,025,435
American Tower Corp.
	4.000%, 06/01/25		2,000	1,957,635
	1.300%, 09/15/25		1,000	909,725
	1.600%, 04/15/26		1,500	1,355,613
	3.375%, 10/15/26		3,000	2,847,136
Amgen, Inc.
	2.000%, 02/25/26	EUR	1,700	1,769,498
	2.600%, 08/19/26		4,000	3,760,341
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	1,500	1,557,675
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	5,250	5,377,130
	Ares Capital Corp.
	3.875%, 01/15/26		950	893,632
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	2,881,395
	Assurant, Inc.
	4.200%, 09/27/23		1,126	1,117,672
	AutoZone, Inc.
	3.250%, 04/15/25		2,000	1,932,990
	Avnet, Inc.
	4.625%, 04/15/26		2,000	1,958,013
Bank of America Corp.
	2.375%, 06/19/24	EUR	1,000	1,072,980
	3.500%, 04/19/26		3,000	2,918,985
	Biogen, Inc.
	4.050%, 09/15/25		6,000	5,892,745
Boardwalk Pipelines LP
	4.950%, 12/15/24		355	352,355
	5.950%, 06/01/26		200	205,135
	Boeing Co.
	2.600%, 10/30/25		5,194	4,881,023
Boeing Co.
	3.100%, 05/01/26		1,100	1,046,840
	2.250%, 06/15/26		154	141,233
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,069,049
	0.100%, 03/08/25	EUR	4,280	4,342,015
	1.800%, 03/03/27	EUR	1,700	1,736,139
	BorgWarner, Inc.
Ω	5.000%, 10/01/25		1,683	1,669,991
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		1,313	1,271,498
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,429	1,408,744
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		500	$460,802
	Campbell Soup Co.
	3.650%, 03/15/23		286	285,696
Capital One Financial Corp.
	3.750%, 04/24/24		700	689,787
	3.200%, 02/05/25		1,000	970,303
	Cargill, Inc.
Ω	0.750%, 02/02/26		1,050	940,920
	Carrier Global Corp.
	2.242%, 02/15/25		436	413,909
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		1,000	861,417
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	700	712,899
	Cigna Corp.
	1.250%, 03/15/26		3,500	3,153,585
	Cintas Corp. No. 2
	3.450%, 05/01/25		1,050	1,022,872
Citigroup, Inc.
	3.700%, 01/12/26		700	683,765
	3.400%, 05/01/26		5,000	4,815,676
	3.200%, 10/21/26		2,000	1,894,939
	CNA Financial Corp.
	3.950%, 05/15/24		7,000	6,899,825
	Coca-Cola Co.
	1.875%, 09/22/26	EUR	500	518,511
	Comcast Corp.
	0.000%, 09/14/26	EUR	1,900	1,831,708
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,394,407
	Constellation Energy Generation LLC
	3.250%, 06/01/25		2,000	1,924,743
Crown Castle, Inc.
	3.200%, 09/01/24		5,000	4,865,766
	1.050%, 07/15/26		2,500	2,205,890
	Discover Financial Services
	4.500%, 01/30/26		4,517	4,429,732
	Discovery Communications LLC
	3.450%, 03/15/25		200	192,326
	Dover Corp.
	0.750%, 11/04/27	EUR	465	439,598
	DXC Technology Co.
	1.800%, 09/15/26		285	252,034
Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	520,522
	0.128%, 03/08/26	EUR	2,500	2,449,301
	Edison International
	4.950%, 04/15/25		6,000	5,969,641
Elevance Health, Inc.
	2.375%, 01/15/25		1,000	955,585
	1.500%, 03/15/26		3,700	3,372,327
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	1,100	1,130,815

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Energy Transfer LP
	4.050%, 03/15/25		300	$294,068
	2.900%, 05/15/25		7,000	6,678,168
Equinix, Inc.
	2.625%, 11/18/24		4,000	3,841,202
	1.250%, 07/15/25		3,500	3,204,266
	1.450%, 05/15/26		600	538,310
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	3,897,195
Exelon Corp.
	3.950%, 06/15/25		1,700	1,673,029
Expedia Group, Inc.
	5.000%, 02/15/26		3,000	3,002,185
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	716,262
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		7,300	6,510,322
Fiserv, Inc.
	3.200%, 07/01/26		3,750	3,564,146
Flex Ltd.
	3.750%, 02/01/26		7,750	7,466,907
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	973,993
General Motors Co.
	6.125%, 10/01/25		800	820,404
General Motors Financial Co. Inc.
	1.694%, 03/26/25	EUR	500	520,561
General Motors Financial Co., Inc.
	2.750%, 06/20/25		2,000	1,887,214
	1.250%, 01/08/26		3,000	2,689,755
	5.250%, 03/01/26		1,500	1,502,911
Georgia-Pacific LLC
Ω	3.600%, 03/01/25		125	122,234
Ω	0.950%, 05/15/26		1,537	1,368,987
Gilead Sciences, Inc.
	3.650%, 03/01/26		5,379	5,239,634
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		1,000	978,497
Global Payments, Inc.
	3.750%, 06/01/23		1,000	994,754
	1.500%, 11/15/24		1,000	937,377
	1.200%, 03/01/26		400	355,663
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	1,000	1,085,150
	3.750%, 02/25/26		4,000	3,908,330
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		3,130	3,117,892
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	390	407,454
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Humana, Inc.
3.850%, 10/01/24		6,850	$6,745,723
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,860,170
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,016,920
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,002	991,227
Jabil, Inc.
1.700%, 04/15/26		4,500	4,062,303
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	1,500	1,560,609
JM Smucker Co.
3.500%, 03/15/25		1,000	972,909
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	303,640
JPMorgan Chase & Co.
3.300%, 04/01/26		7,045	6,797,625
Juniper Networks, Inc.
1.200%, 12/10/25		6,000	5,404,931
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	1,978,440
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,000	1,802,017
Lazard Group LLC
3.750%, 02/13/25		2,460	2,394,492
3.625%, 03/01/27		4,000	3,785,436
Lennar Corp.
4.750%, 05/30/25		3,700	3,655,998
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	200	208,876
Marathon Petroleum Corp.
4.700%, 05/01/25		3,900	3,892,224
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,000	1,970,151
1.349%, 09/21/26	EUR	342	340,554
McDonald's Corp.
3.700%, 01/30/26		507	498,824
McKesson Corp.
0.900%, 12/03/25		1,600	1,437,768
Medtronic Global Holdings SCA
0.000%, 10/15/25	EUR	2,800	2,791,684
1.125%, 03/07/27	EUR	1,400	1,394,804
Merck & Co., Inc.
0.500%, 11/02/24	EUR	700	725,763
MetLife, Inc.
5.375%, 12/09/24	GBP	800	996,477
Morgan Stanley
3.000%, 02/07/24	CAD	11,500	8,461,884
1.375%, 10/27/26	EUR	207	208,861
1.875%, 04/27/27	EUR	1,000	1,011,385

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
MPLX LP
	4.875%, 12/01/24		165	$164,682
	1.750%, 03/01/26		3,900	3,551,705
Mylan, Inc.
	4.200%, 11/29/23		331	327,926
National Retail Properties, Inc.
	3.900%, 06/15/24		5,000	4,917,900
NetApp, Inc.
	1.875%, 06/22/25		7,000	6,512,259
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,838,584
ONEOK, Inc.
	2.750%, 09/01/24		3,590	3,463,744
	2.200%, 09/15/25		2,055	1,909,950
	5.850%, 01/15/26		1,500	1,536,944
Oracle Corp.
	2.500%, 04/01/25		1,000	953,456
	1.650%, 03/25/26		7,450	6,794,406
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		292	293,789
Paramount Global
	4.750%, 05/15/25		2,038	2,022,194
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,933,163
Ω	4.450%, 01/29/26		1,715	1,673,757
Ω	1.700%, 06/15/26		4,000	3,559,001
Philip Morris International, Inc.
	2.875%, 05/01/24		500	488,450
	2.750%, 03/19/25	EUR	424	454,525
Phillips 66
	1.300%, 02/15/26		3,500	3,181,610
PPG Industries, Inc.
	1.200%, 03/15/26		767	690,659
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	300	277,000
Prologis LP
	3.000%, 06/02/26	EUR	1,550	1,640,132
Public Storage
	0.875%, 02/15/26		2,500	2,254,840
PulteGroup, Inc.
	5.500%, 03/01/26		3,000	3,028,595
PVH Corp.
	4.625%, 07/10/25		4,851	4,768,824
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	331,534
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,050	1,850,640
Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,360,639
Ross Stores, Inc.
	4.600%, 04/15/25		2,000	1,992,771
Royalty Pharma PLC
	1.200%, 09/02/25		8,000	7,256,439
Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,322,954
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.500%, 09/01/24		3,000	$2,878,513
4.625%, 06/01/25		1,000	991,104
3.350%, 09/01/25		1,500	1,437,004
Schlumberger Finance BV
0.000%, 10/15/24	EUR	740	759,396
1.375%, 10/28/26	EUR	1,200	1,211,916
Sempra Energy
3.300%, 04/01/25		3,531	3,418,270
Simon Property Group LP
2.000%, 09/13/24		5,000	4,790,338
3.500%, 09/01/25		2,000	1,942,108
Sky Ltd.
2.250%, 11/17/25	EUR	240	252,855
2.500%, 09/15/26	EUR	3,467	3,647,407
Southwestern Electric Power Co.
1.650%, 03/15/26		5,345	4,859,342
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	1,976,808
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/25	EUR	440	436,512
Thermo Fisher Scientific, Inc.
0.125%, 03/01/25	EUR	900	917,674
1.400%, 01/23/26	EUR	1,800	1,848,178
1.750%, 04/15/27	EUR	300	306,495
U.S. Bancorp
0.850%, 06/07/24	EUR	1,000	1,051,766
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,638,533
1.625%, 11/15/25	EUR	1,500	1,565,402
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,906,897
Ventas Realty LP
3.500%, 04/15/24		1,000	977,991
2.650%, 01/15/25		2,000	1,908,580
Verizon Communications, Inc.
1.450%, 03/20/26		4,567	4,159,191
Viatris, Inc.
1.650%, 06/22/25		480	441,184
VMware, Inc.
1.400%, 08/15/26		3,725	3,298,537
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	650,715
Wells Fargo & Co.
3.184%, 02/08/24	CAD	4,250	3,129,294
3.550%, 09/29/25		2,500	2,428,581
3.000%, 04/22/26		2,837	2,693,754
2.975%, 05/19/26	CAD	1,000	713,735
Western Union Co.
1.350%, 03/15/26		3,062	2,724,270
Williams Cos., Inc.
4.000%, 09/15/25		566	553,440

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WRKCo, Inc.
4.650%, 03/15/26	500	$498,231
TOTAL UNITED STATES		413,374,708
TOTAL BONDS		880,230,259
U.S. TREASURY OBLIGATIONS — (12.6%)
U.S. Treasury Notes
0.125%, 07/31/23	26,975	26,363,848
0.375%, 10/31/23	11,000	10,646,797
2.125%, 11/30/23	51,100	49,996,160
0.125%, 12/15/23	10,000	9,607,422
0.750%, 12/31/23	7,000	6,750,078
0.875%, 01/31/24	12,500	12,029,297
2.250%, 03/31/24	4,500	4,376,074
	Face Amount^	Value†
	(000)

0.375%, 04/15/24	9,000	$8,553,867
TOTAL U.S. TREASURY OBLIGATIONS		128,323,543
TOTAL INVESTMENT SECURITIES (Cost $1,053,088,850)		1,008,553,802

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	711,655	8,232,423
TOTAL INVESTMENTS — (100.0%)
(Cost $1,061,320,549)^^			$1,016,786,225

As of January 31, 2023, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,008,201	GBP	2,430,673	Citibank, N.A.	02/24/23	$10,106
USD	55,403,603	EUR	50,840,832	Citibank, N.A.	02/24/23	52,342
USD	591,721	GBP	479,232	Citibank, N.A.	02/27/23	576
USD	52,329,453	EUR	47,965,464	State Street Bank and Trust	02/27/23	98,903
CAD	4,984,984	USD	3,748,293	Bank of America Corp.	04/14/23	407
Total Appreciation						$162,334
USD	49,324,138	EUR	45,493,251	Bank of America Corp.	02/21/23	$(195,877)
USD	54,248,856	EUR	49,885,473	NatWest Markets PLC	02/21/23	(52,152)
USD	53,144,541	AUD	75,797,548	UBS AG	02/24/23	(404,682)
USD	6,903,816	EUR	6,345,773	State Street Bank and Trust	02/27/23	(6,222)
USD	33,457,456	CAD	44,821,803	Citibank, N.A.	04/11/23	(247,373)
USD	35,765,660	CAD	47,919,118	UBS AG	04/14/23	(269,444)
Total (Depreciation)						$(1,175,750)
Total Appreciation (Depreciation)						$(1,013,416)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$47,534,493	—	$47,534,493
Austria	—	5,829,278	—	5,829,278
Belgium	—	5,214,835	—	5,214,835
Canada	—	74,155,021	—	74,155,021
Denmark	—	2,975,434	—	2,975,434

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$2,303,808	—	$2,303,808
France	—	35,053,763	—	35,053,763
Germany	—	45,285,663	—	45,285,663
Ireland	—	9,195,693	—	9,195,693
Italy	—	8,010,157	—	8,010,157
Japan	—	56,881,036	—	56,881,036
Luxembourg	—	336,908	—	336,908
Netherlands	—	15,540,239	—	15,540,239
Norway	—	9,682,990	—	9,682,990
Portugal	—	212,355	—	212,355
Spain	—	13,428,251	—	13,428,251
Supranational Organization Obligations	—	41,481,570	—	41,481,570
Sweden	—	20,416,907	—	20,416,907
Switzerland	—	9,297,505	—	9,297,505
United Kingdom	—	64,019,645	—	64,019,645
United States	—	413,374,708	—	413,374,708
U.S. Treasury Obligations	—	128,323,543	—	128,323,543
Securities Lending Collateral	—	8,232,423	—	8,232,423
Forward Currency Contracts**	—	(1,013,416)	—	(1,013,416)
TOTAL	—	$1,015,772,809	—	$1,015,772,809
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (5.5%)
Federal Home Loan Bank
	0.000%, 07/12/23	19,000	$18,597,595
	0.000%, 07/19/23	2,900	2,835,940
	0.000%, 07/21/23	63,500	62,080,787
TOTAL AGENCY OBLIGATIONS			83,514,322
U.S. TREASURY OBLIGATIONS — (94.4%)∞
U.S. Treasury Bills
∞	4.865%, 07/13/23	61,500	60,233,177
∞	4.816%, 07/20/23	122,500	119,860,910
U.S. Treasury Notes
∞	0.125%, 07/31/23	35,000	34,207,031
∞	0.125%, 08/15/23	97,500	95,104,395
∞	0.125%, 08/31/23	8,100	7,887,691
∞	0.250%, 09/30/23	164,600	159,771,304
∞	0.125%, 10/15/23	145,250	140,603,134
∞	0.375%, 10/31/23	164,000	158,734,062
∞	0.250%, 11/15/23	112,000	108,066,875
∞	0.500%, 11/30/23	165,000	159,295,899
∞	0.125%, 12/15/23	130,100	124,992,559
∞	0.750%, 12/31/23	168,750	162,725,099
∞	0.125%, 01/15/24	99,896	95,623,104
TOTAL U.S. TREASURY OBLIGATIONS			1,427,105,240
TOTAL INVESTMENT SECURITIES (Cost $1,530,597,650)			1,510,619,562

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.180%	848,133	848,133
TOTAL INVESTMENTS — (100.0%)
(Cost $1,531,445,783)^^		$1,511,467,695
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$83,514,322	—	$83,514,322
U.S. Treasury Obligations	—	1,427,105,240	—	1,427,105,240
Temporary Cash Investments	$848,133	—	—	848,133
TOTAL	$848,133	$1,510,619,562	—	$1,511,467,695

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (85.5%)
AUSTRALIA — (8.0%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	19,446	$13,654,439
	3.700%, 11/16/25		21,807	21,318,779
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	12,187,096
Ω	1.125%, 06/15/26		115,182	102,708,049
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	13,436	14,057,162
Ω	1.388%, 01/12/25		13,200	12,418,420
	3.900%, 05/30/25	AUD	26,280	18,398,099
	3.375%, 01/14/26		16,357	15,843,214
	2.900%, 02/25/27	AUD	8,000	5,315,185
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	178,050	127,166,411
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	7,900	5,747,686
Ω	3.250%, 07/21/26	AUD	104,500	72,827,817
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	54,500	37,653,845
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	37,000	27,010,691
	0.500%, 11/20/25	AUD	170,020	110,153,025
Westpac Banking Corp.
	0.375%, 03/05/23	EUR	13,300	14,433,507
#	1.019%, 11/18/24		2,000	1,876,678
	2.350%, 02/19/25		12,884	12,334,220
	2.850%, 05/13/26		41,094	38,929,138
	1.150%, 06/03/26		110,988	99,380,484
	4.125%, 06/04/26	AUD	32,800	22,925,876
TOTAL AUSTRALIA				786,339,821
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	0.000%, 04/06/23	EUR	7,000	7,578,212
	1.250%, 12/15/23	GBP	12,400	14,923,984
Republic of Austria Government Bond
Ω	1.750%, 10/20/23	EUR	25,300	27,284,864
Ω	1.650%, 10/21/24	EUR	38,800	41,442,498
TOTAL AUSTRIA				91,229,558
BELGIUM — (3.1%)
Dexia Credit Local SA
	0.500%, 07/22/23	GBP	41,700	50,539,497
	0.000%, 05/29/24	EUR	4,400	4,585,531
	0.500%, 07/16/24		47,486	44,659,181
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
	1.250%, 11/26/24	EUR	19,700	$20,693,400
Euroclear Bank SA
	0.125%, 07/07/25	EUR	1,950	1,963,975
Kingdom of Belgium Government Bond
Ω	0.200%, 10/22/23	EUR	19,500	20,817,714
Ω	2.600%, 06/22/24	EUR	52,200	56,626,782
Ω	0.500%, 10/22/24	EUR	94,600	99,194,471
TOTAL BELGIUM				299,080,551
CANADA — (9.9%)
Alberta, Province of Canada
	2.950%, 01/23/24		7,700	7,563,294
Bank of Montreal
	2.890%, 06/20/23	CAD	60,700	45,302,259
	2.700%, 09/11/24	CAD	67,550	49,165,718
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	50,853,707
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	35,000	26,102,627
CDP Financial, Inc.
	3.150%, 07/24/24		16,980	16,581,945
CPPIB Capital, Inc.
	0.375%, 07/25/23	GBP	13,100	15,874,901
	0.375%, 06/20/24	EUR	16,800	17,555,989
	0.875%, 12/17/24	GBP	19,100	22,139,290
Export Development Canada
	1.375%, 12/08/23	GBP	8,000	9,649,207
	2.625%, 02/21/24		25,800	25,279,795
	0.000%, 01/27/25	EUR	11,466	11,717,973
Manitoba, Province of Canada
	2.600%, 04/16/24		39,500	38,521,980
OMERS Finance Trust
	0.450%, 05/13/25	EUR	46,925	47,836,987
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	20,150	20,554,693
Ontario, Province of Canada
	0.500%, 12/15/23	GBP	3,600	4,304,081
	3.050%, 01/29/24		90,079	88,553,963
	0.375%, 06/14/24	EUR	5,900	6,164,136
	0.875%, 01/21/25	EUR	2,400	2,491,832
	3.100%, 08/26/25	AUD	3,830	2,639,614
Province of Alberta Canada
	0.500%, 04/16/25	EUR	29,600	30,384,411
	0.625%, 04/18/25	EUR	34,376	35,359,404
Province of Ontario Canada
	3.400%, 10/17/23		7,500	7,416,969
Province of Quebec Canada
	2.250%, 07/17/23	EUR	18,700	20,263,233

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	0.750%, 12/13/24	GBP	16,700	$19,339,560
	0.875%, 01/15/25	EUR	15,608	16,216,549
PSP Capital, Inc.
	0.500%, 09/15/24		7,187	6,728,708
Quebec, Province of Canada
	2.500%, 04/09/24		92,463	90,036,444
	0.200%, 04/07/25	EUR	666	678,859
Royal Bank of Canada
	2.333%, 12/05/23	CAD	16,450	12,110,108
	4.200%, 06/22/26	AUD	6,439	4,487,617
Toronto-Dominion Bank
	0.625%, 07/20/23	EUR	6,511	7,003,758
	3.226%, 07/24/24	CAD	67,847	49,857,640
	0.750%, 09/11/25		10,649	9,623,447
	0.750%, 01/06/26		62,509	55,967,955
	1.200%, 06/03/26		104,925	93,600,573
TOTAL CANADA				967,929,226
DENMARK — (3.8%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	2,337,000	325,199,798
Kommunekredit
	1.000%, 12/15/23		21,800	21,082,016
	2.000%, 06/25/24	GBP	14,650	17,537,397
	0.750%, 08/15/24	GBP	900	1,054,470
Novo Nordisk Finance Netherlands BV
	0.750%, 03/31/25	EUR	3,900	4,022,355
TOTAL DENMARK				368,896,036
FINLAND — (1.6%)
Finland Government Bond
Ω	2.000%, 04/15/24	EUR	3,300	3,557,862
Ω	0.000%, 09/15/24	EUR	63,250	65,890,333
Ω	0.875%, 09/15/25	EUR	16,200	16,865,199
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	18,900	19,892,139
	0.000%, 11/15/24	EUR	19,500	20,065,346
	0.875%, 12/16/24	GBP	25,000	29,009,936
TOTAL FINLAND				155,280,815
FRANCE — (4.9%)
Agence Francaise de Developpement EPIC
	4.000%, 03/14/23	EUR	4,000	4,352,819
	0.125%, 11/15/23	EUR	2,100	2,229,159
	3.125%, 01/04/24	EUR	33,200	36,072,745
	0.000%, 03/25/25	EUR	58,300	59,302,305
BNP Paribas SA
	2.875%, 09/26/23	EUR	2,209	2,396,472
Bpifrance SACA
	0.500%, 05/25/25	EUR	3,000	3,074,257
Caisse d'Amortissement de la Dette Sociale
	2.375%, 01/25/24	EUR	32,700	35,310,210
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.375%, 05/27/24		54,000	$50,993,559
1.375%, 11/25/24	EUR	29,642	31,229,612
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	7,100	7,482,882
1.750%, 11/25/24	EUR	9,000	9,615,573
0.000%, 02/25/25	EUR	95,700	98,336,797
Region of Ile de France
2.250%, 06/10/23	EUR	4,700	5,096,454
Sanofi
0.875%, 04/06/25	EUR	5,000	5,204,145
SFIL SA
0.000%, 05/24/24	EUR	25,000	26,079,377
SNCF Reseau
4.500%, 01/30/24	EUR	5,300	5,838,115
Societe Nationale SNCF SA
4.875%, 06/12/23	EUR	20,850	22,804,220
4.625%, 02/02/24	EUR	17,600	19,382,700
4.125%, 02/19/25	EUR	4,550	5,026,613
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	21,743,819
0.125%, 11/25/24	EUR	22,800	23,466,028
0.625%, 02/17/25	EUR	6,000	6,209,972
TOTAL FRANCE			481,247,833
GERMANY — (6.7%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		51,800	49,319,298
0.875%, 10/30/24		21,600	20,260,584
FMS Wertmanagement
2.750%, 01/30/24		3,542	3,473,042
Free State of Bavaria
0.010%, 01/17/25	EUR	3,500	3,588,602
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	4,167	5,015,530
0.250%, 03/08/24		111,100	105,826,650
1.625%, 05/10/24		65,000	62,539,029
0.125%, 10/04/24	EUR	11,300	11,748,567
0.000%, 11/15/24	EUR	12,540	12,970,989
1.375%, 12/09/24	GBP	9,500	11,152,093
0.000%, 02/18/25	EUR	32,820	33,701,089
4.000%, 02/27/25	AUD	2,590	1,837,837
0.010%, 03/31/25	EUR	4,843	4,956,041
0.375%, 04/23/25	EUR	7,171	7,389,786
3.200%, 09/11/26	AUD	15,800	10,921,135
Land Berlin
0.010%, 11/21/23	EUR	743	788,654
0.250%, 04/22/25	EUR	4,000	4,093,147
Land Hessen
0.000%, 03/10/25	EUR	13,300	13,581,490
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	4,780	5,759,390
2.000%, 07/23/24		113,054	108,754,104
0.375%, 12/09/24	GBP	37,593	43,278,744
4.250%, 08/07/25	AUD	2,300	1,630,272

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank
#	3.125%, 11/14/23		3,000	$2,960,264
	4.750%, 04/08/24	AUD	19,000	13,559,772
	0.400%, 09/23/24	AUD	3,000	2,004,410
	4.250%, 01/09/25	AUD	3,400	2,422,901
	4.750%, 05/06/26	AUD	31,370	22,771,443
NRW Bank
	1.375%, 12/15/23	GBP	9,000	10,843,996
	0.375%, 12/16/24	GBP	31,400	36,113,858
	1.050%, 03/31/26	AUD	27,092	17,380,988
State of North Rhine-Westphalia Germany
	0.625%, 12/16/24	GBP	20,200	23,332,867
TOTAL GERMANY				653,976,572
IRELAND — (3.0%)
Ireland Government Bond
	3.400%, 03/18/24	EUR	173,400	190,097,627
	5.400%, 03/13/25	EUR	87,800	100,699,929
TOTAL IRELAND				290,797,556
LUXEMBOURG — (0.3%)
European Financial Stability Facility
	0.000%, 07/17/23	EUR	29,000	31,157,039
NETHERLANDS — (5.2%)
BNG Bank NV
	3.875%, 05/26/23	EUR	45,950	50,139,888
	0.050%, 07/11/23	EUR	11,400	12,244,915
	2.000%, 04/12/24	GBP	34,400	41,306,854
	0.500%, 04/16/25	EUR	7,300	7,515,976
	3.250%, 07/15/25	AUD	45,975	31,881,864
	1.900%, 11/26/25	AUD	5,690	3,789,540
Nederlandse Waterschapsbank NV
	3.000%, 11/16/23	EUR	18,400	19,985,563
	1.125%, 03/15/24		7,700	7,392,056
	2.000%, 12/16/24	GBP	34,950	41,367,152
	3.400%, 07/22/25	AUD	2,500	1,739,076
	2.250%, 09/04/25	AUD	2,880	1,943,547
Netherlands Government Bond
Ω	0.000%, 01/15/24	EUR	68,165	72,177,522
Ω	2.000%, 07/15/24	EUR	165,900	178,594,334
Ω	0.250%, 07/15/25	EUR	21,700	22,285,702
Shell International Finance BV
	1.125%, 04/07/24	EUR	6,300	6,686,478
	0.750%, 05/12/24	EUR	13,500	14,253,963
TOTAL NETHERLANDS				513,304,430
NEW ZEALAND — (1.4%)
New Zealand Government Bond
	5.500%, 04/15/23	NZD	98,000	63,437,141
	0.500%, 05/15/24	NZD	28,400	17,380,940
			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	86,399	$53,808,783
	2.750%, 04/15/25	NZD	9,466	5,817,973
TOTAL NEW ZEALAND				140,444,837
NORWAY — (2.5%)
DNB Bank ASA
	0.600%, 09/25/23	EUR	9,200	9,847,155
	0.050%, 11/14/23	EUR	7,061	7,495,007
Kommunalbanken AS
	0.250%, 12/08/23		8,824	8,480,923
	1.500%, 12/15/23	GBP	3,300	3,978,885
	2.750%, 02/05/24		11,438	11,200,008
	2.000%, 06/19/24		42,700	41,176,563
	1.000%, 12/12/24	GBP	14,550	16,924,573
	4.250%, 07/16/25	AUD	40,634	28,867,552
	4.000%, 08/20/25	NZD	943	593,826
	0.600%, 06/01/26	AUD	21,226	13,391,612
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	728,000	72,778,149
Ω	1.750%, 03/13/25	NOK	333,900	32,559,063
TOTAL NORWAY				247,293,316
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (19.3%)
African Development Bank
	0.243%, 04/14/23	SEK	283,000	26,915,333
	4.750%, 03/06/24	AUD	2,500	1,780,819
	0.875%, 12/16/24	GBP	2,000	2,323,704
	4.000%, 01/10/25	AUD	34,000	24,044,948
	4.500%, 06/02/26	AUD	24,000	17,220,831
Asian Development Bank
	1.375%, 12/15/23	GBP	42,840	51,632,740
	1.625%, 03/15/24		175,839	169,990,595
	0.375%, 06/11/24		23,732	22,428,639
	3.750%, 03/12/25	AUD	25,500	17,987,276
	3.700%, 06/17/25	AUD	20,400	14,375,815
	0.800%, 11/06/25	AUD	4,595	2,988,231
	0.500%, 05/05/26	AUD	22,755	14,446,483
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	12,400	7,928,454
Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24		25,326	24,557,086
Council Of Europe Development Bank
	0.125%, 05/25/23	EUR	4,161	4,490,112
	0.375%, 03/27/25	EUR	13,562	13,921,221
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.250%, 04/25/23	EUR	28,050	30,332,945
	0.250%, 02/09/24	EUR	2,878	3,034,453

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Financial Stability Facility
0.125%, 10/17/23	EUR	16,491	$17,594,624
2.125%, 02/19/24	EUR	85,144	91,771,976
0.000%, 04/19/24	EUR	58,585	61,496,047
1.750%, 06/27/24	EUR	18,276	19,539,375
0.400%, 02/17/25	EUR	7,050	7,287,367
0.500%, 07/11/25	EUR	2,096	2,152,657
0.000%, 10/15/25	EUR	10,400	10,484,391
European Investment Bank
0.000%, 10/16/23	EUR	49,700	53,001,533
3.125%, 12/14/23		41,000	40,421,917
0.050%, 12/15/23	EUR	9,600	10,187,520
0.875%, 12/15/23	GBP	28,520	34,237,192
2.125%, 01/15/24	EUR	9,572	10,325,529
3.250%, 01/29/24		15,583	15,357,047
4.125%, 04/15/24	EUR	10,400	11,455,946
4.750%, 08/07/24	AUD	12,896	9,234,167
0.750%, 09/09/24	NOK	113,000	10,894,488
0.875%, 09/13/24	EUR	7,450	7,834,391
0.750%, 11/15/24	GBP	23,544	27,436,005
1.375%, 03/07/25	GBP	29,561	34,570,665
0.000%, 03/25/25	EUR	1,520	1,553,763
2.900%, 10/17/25	AUD	29,152	20,113,044
European Stability Mechanism
0.100%, 07/31/23	EUR	13,841	14,858,645
0.125%, 04/22/24	EUR	50,092	52,625,823
0.000%, 12/16/24	EUR	8,500	8,755,512
0.000%, 03/14/25	EUR	27,177	27,807,707
European Union
1.875%, 04/04/24	EUR	7,800	8,374,488
0.500%, 04/04/25	EUR	27,000	27,898,541
0.800%, 07/04/25	EUR	169,950	175,874,183
0.000%, 07/06/26	EUR	11,200	11,066,842
European Union Bills
0.000%, 04/07/23	EUR	11,500	12,449,719
Inter-American Development Bank
1.250%, 12/15/23	GBP	99,128	119,401,768
3.000%, 02/21/24		13,467	13,218,195
4.750%, 08/27/24	AUD	20,500	14,670,241
1.375%, 12/15/24	GBP	49,070	57,565,745
2.750%, 10/30/25	AUD	31,559	21,656,760
2.700%, 01/29/26	AUD	5,055	3,454,140
4.250%, 06/11/26	AUD	56,000	39,999,428
Inter-American Investment Corp.
1.750%, 10/02/24		4,860	4,635,309
International Bank for Reconstruction & Development
2.500%, 03/19/24		111,143	108,473,345
2.250%, 03/28/24		27,700	26,955,282
1.375%, 02/19/25	NZD	8,388	5,027,215
0.500%, 05/18/26	AUD	41,779	26,473,083
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Development Association
	0.750%, 12/12/24	GBP	7,843	$9,101,171
International Finance Corp.
	4.000%, 04/03/25	AUD	54,892	38,938,403
	3.600%, 02/24/26	AUD	23,700	16,610,944
	3.200%, 07/22/26	AUD	107,200	74,077,933
Nordic Investment Bank
	1.125%, 12/15/23	GBP	4,080	4,907,354
	4.750%, 02/28/24	AUD	14,000	9,975,345
	1.500%, 03/13/25	NOK	106,500	10,295,790
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,892,498,240
SWEDEN — (8.6%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	190,000	17,894,122
	3.250%, 01/16/24		30,663	30,190,646
	0.375%, 02/16/24		4,200	4,007,808
	1.375%, 05/08/24		57,300	54,970,755
Ω	1.375%, 05/08/24		14,250	13,674,870
#Ω	2.875%, 07/03/24		60,617	59,117,125
	1.000%, 10/02/24	SEK	639,000	58,911,140
	1.000%, 05/12/25	SEK	259,000	23,615,974
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		15,908	14,363,174
#Ω	1.400%, 11/19/25		122,308	111,510,642
#Ω	1.200%, 09/09/26		107,954	95,119,647
Svensk Exportkredit AB
	1.375%, 12/15/23	GBP	15,480	18,645,300
	0.375%, 07/30/24		72,022	67,602,608
	3.625%, 09/03/24		115,000	113,147,531
#	0.625%, 10/07/24		18,900	17,690,814
Svenska Handelsbanken AB
	0.375%, 07/03/23	EUR	3,754	4,039,779
#Ω	0.550%, 06/11/24		4,500	4,241,809
	0.125%, 06/18/24	EUR	8,750	9,079,648
	1.000%, 04/15/25	EUR	5,000	5,168,584
Sweden Government Bond
Ω	1.500%, 11/13/23	SEK	547,400	51,787,340
Ω	2.500%, 05/12/25	SEK	701,500	67,071,010
TOTAL SWEDEN				841,850,326
SWITZERLAND — (0.2%)
Novartis Capital Corp.
	3.400%, 05/06/24		10,000	9,858,602
Novartis Finance SA
	0.125%, 09/20/23	EUR	4,000	4,278,754
TOTAL SWITZERLAND				14,137,356

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (6.1%)
	Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	5,300	$5,444,635
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	117,295,658
	1.000%, 05/12/26		121,687	109,565,683
Apple, Inc.
	0.700%, 02/08/26		156,555	141,058,159
	3.600%, 06/10/26	AUD	4,150	2,882,415
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26		31,608	30,701,081
	Chevron Corp.
	1.554%, 05/11/25		14,200	13,365,709
	Chevron USA, Inc.
	0.687%, 08/12/25		4,502	4,103,893
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	7,939	8,266,525
	Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	12,360	15,329,144
Procter & Gamble Co.
	1.125%, 11/02/23	EUR	1,030	1,104,055
	0.500%, 10/25/24	EUR	920	955,666
	0.625%, 10/30/24	EUR	15,951	16,620,437
	1.000%, 04/23/26		14,906	13,502,013
	Roche Finance Europe BV
	0.875%, 02/25/25	EUR	3,106	3,260,571
	Roche Holdings, Inc.
Ω	1.882%, 03/08/24		106,000	102,770,914
	Visa, Inc.
	3.150%, 12/14/25		13,307	12,921,617
	TOTAL UNITED STATES			599,148,175
	TOTAL BONDS			8,374,611,687
U.S. TREASURY OBLIGATIONS — (12.5%)
	U.S. Treasury Bills
	4.662%, 05/16/23		189,000	186,506,145
U.S. Treasury Notes
	0.125%, 07/31/23		100,000	97,734,375
	0.125%, 08/15/23		234,000	228,250,548
	0.125%, 08/31/23		100,000	97,378,906
	0.125%, 12/15/23		91,000	87,427,539
	Face Amount^	Value†
	(000)

0.750%, 12/31/23	180,948	$174,487,206
0.875%, 01/31/24	367,000	353,180,156
TOTAL U.S. TREASURY OBLIGATIONS		1,224,964,875

		Shares

FOREIGN SOVEREIGN OBLIGATIONS — (2.0%)
AUSTRIA — (0.4%)
Austria Treasury Bills
0.000%, 04/27/23	EUR	33,700,000	36,427,511
FINLAND — (0.2%)
Finland T-Bills
0.000%, 08/14/23	EUR	23,500,000	25,170,200
NETHERLANDS — (0.2%)
Dutch Treasury Certificate
0.000%, 05/30/23	EUR	15,000,000	16,177,732
SWEDEN — (0.2%)
Sweden Treasury Bills
0.000%, 06/21/23	SEK	210,000,000	19,870,133
UNITED KINGDOM — (1.0%)
U.K. Treasury Bills
0.000%, 07/31/23	GBP	80,000,000	96,753,723
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			194,399,299
TOTAL INVESTMENT SECURITIES (Cost $9,879,336,960)			9,793,975,861

SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	249,726	2,888,833
TOTAL INVESTMENTS — (100.0%)
(Cost $9,882,225,590)^^			$9,796,864,694

As of January 31, 2023, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	113,070,604	USD	122,523,307	State Street Bank and Trust	02/02/23	$401,437
AUD	11,994,623	USD	8,454,434	Bank of America Corp.	02/07/23	13,793
USD	81,369,550	SEK	850,493,817	Bank of New York Mellon	02/10/23	1,386

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	34,921,083	EUR	32,044,188	UBS AG	02/14/23	$55,739
USD	120,947,417	GBP	97,807,747	Bank of America Corp.	02/23/23	309,862
USD	97,100,433	GBP	78,377,802	HSBC Bank	02/24/23	425,934
USD	132,908,005	EUR	121,950,385	State Street Bank and Trust	02/24/23	138,590
USD	21,545,503	GBP	17,411,338	UBS AG	02/24/23	69,622
USD	91,000,582	NZD	140,298,479	Citibank, N.A.	02/27/23	285,908
USD	144,724,129	EUR	132,852,496	State Street Bank and Trust	02/27/23	58,396
USD	110,270,907	DKK	751,599,999	UBS AG	02/27/23	235,681
USD	87,212,068	SEK	898,651,374	Citibank, N.A.	02/28/23	1,153,613
USD	3,537,574	EUR	3,243,182	Citibank, N.A.	02/28/23	5,789
USD	79,891,706	GBP	64,547,599	State Street Bank and Trust	02/28/23	268,943
USD	80,018,691	GBP	64,559,859	Bank of America Corp.	03/01/23	379,049
USD	14,568,350	EUR	13,322,104	Citibank, N.A.	03/01/23	59,839
USD	132,086,039	GBP	106,523,705	State Street Bank and Trust	03/02/23	677,808
USD	137,378,629	EUR	125,873,628	State Street Bank and Trust	03/02/23	286,725
USD	7,442,357	EUR	6,831,368	Bank of America Corp.	03/03/23	1,689
USD	113,155,861	EUR	103,805,003	UBS AG	03/03/23	92,338
AUD	15,566,453	USD	10,958,336	Bank of America Corp.	03/06/23	43,254
USD	114,836,188	EUR	105,155,066	State Street Bank and Trust	03/06/23	280,684
USD	66,730,072	NOK	658,485,609	Bank of America Corp.	03/17/23	627,461
USD	60,789,935	NOK	604,854,436	HSBC Bank	03/31/23	30,032
Total Appreciation						$5,903,572
USD	34,165,020	EUR	32,410,845	Bank of America Corp.	02/01/23	$(1,070,440)
GBP	64,547,598	USD	79,954,464	Bank of America Corp.	02/01/23	(376,989)
USD	78,109,868	EUR	73,152,636	State Street Bank and Trust	02/01/23	(1,418,043)
USD	77,673,139	GBP	64,547,598	State Street Bank and Trust	02/01/23	(1,904,336)
EUR	105,563,481	USD	115,033,581	State Street Bank and Trust	02/01/23	(270,209)
USD	45,849,362	EUR	42,786,698	Bank of America Corp.	02/02/23	(666,210)
USD	75,048,874	EUR	70,283,906	State Street Bank and Trust	02/02/23	(1,360,297)
USD	147,193,079	EUR	137,798,694	Barclays Capital	02/03/23	(2,625,657)
USD	138,670,873	EUR	130,886,478	Barclays Capital	02/06/23	(3,663,605)
USD	124,447,862	DKK	870,497,117	State Street Bank and Trust	02/06/23	(2,803,914)
USD	129,318,517	GBP	107,437,210	UBS AG	02/06/23	(3,146,753)
USD	81,678,449	AUD	121,239,866	Citibank, N.A.	02/07/23	(3,917,130)
USD	147,037,681	EUR	138,217,393	HSBC Bank	02/07/23	(3,279,793)
USD	150,910,687	EUR	141,906,440	UBS AG	02/08/23	(3,429,960)
USD	138,739,173	EUR	131,993,726	State Street Bank and Trust	02/09/23	(4,830,577)
USD	17,080,723	NZD	26,730,597	State Street Bank and Trust	02/10/23	(199,592)
USD	133,685,290	EUR	124,765,493	State Street Bank and Trust	02/10/23	(2,030,739)
USD	83,303,912	AUD	121,232,226	Bank of America Corp.	02/13/23	(2,307,038)
USD	101,120,339	SEK	1,057,130,932	Bank of America Corp.	02/13/23	(33,398)
AUD	18,072,489	USD	12,809,778	Bank of America Corp.	02/13/23	(47,471)
USD	145,008,049	EUR	135,000,000	State Street Bank and Trust	02/13/23	(1,868,156)
USD	35,257,887	EUR	32,784,433	Bank of America Corp.	02/14/23	(412,872)
USD	78,624,677	AUD	114,095,644	Bank of America Corp.	02/14/23	(1,949,759)
USD	6,559,491	EUR	6,106,092	Citibank, N.A.	02/14/23	(84,179)
USD	5,559,904	EUR	5,124,544	HSBC Bank	02/14/23	(15,803)
USD	61,446,044	EUR	56,956,063	State Street Bank and Trust	02/14/23	(524,405)
USD	143,135,742	EUR	133,011,035	State Street Bank and Trust	02/15/23	(1,594,526)
USD	74,548,996	AUD	107,692,258	UBS AG	02/15/23	(1,506,337)
USD	144,376,482	EUR	133,702,167	State Street Bank and Trust	02/16/23	(1,114,862)
USD	16,311,090	NZD	26,305,907	Bank of America Corp.	02/21/23	(696,747)
USD	9,344,386	NZD	15,074,873	Citibank, N.A.	02/21/23	(402,131)
USD	12,478,796	NZD	20,427,596	State Street Bank and Trust	02/21/23	(728,474)
USD	142,186,187	EUR	131,145,554	State Street Bank and Trust	02/21/23	(567,511)
USD	73,400,381	AUD	105,773,230	UBS AG	02/21/23	(1,317,206)
USD	88,577,497	DKK	605,764,143	Bank of America Corp.	02/22/23	(75,654)
USD	119,466,277	GBP	97,477,323	Citibank, N.A.	02/22/23	(761,077)
USD	77,021,594	AUD	114,731,856	Citibank, N.A.	02/23/23	(4,030,652)
USD	149,956,217	EUR	138,200,534	Citibank, N.A.	02/23/23	(495,643)
USD	76,439,356	AUD	113,822,095	Citibank, N.A.	02/24/23	(3,973,335)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	75,600,986	AUD	107,877,042	Bank of New York Mellon	02/27/23	$(620,604)
USD	115,873,634	GBP	94,061,367	Citibank, N.A.	02/27/23	(153,312)
USD	36,494,201	CAD	48,985,053	HSBC Bank	02/27/23	(327,855)
USD	79,739,396	AUD	115,572,248	HSBC Bank	02/28/23	(1,922,512)
USD	110,008,312	EUR	101,471,326	UBS AG	02/28/23	(492,717)
USD	107,851,072	EUR	99,047,839	Citibank, N.A.	03/01/23	(17,524)
USD	68,255,680	AUD	101,098,497	State Street Bank and Trust	03/01/23	(3,182,051)
USD	83,635,548	AUD	123,718,077	Barclays Capital	03/06/23	(3,802,195)
USD	122,785,755	EUR	113,070,604	State Street Bank and Trust	03/07/23	(400,614)
USD	51,046,921	CAD	69,109,307	Societe Generale	03/29/23	(914,885)
USD	77,680,351	AUD	112,872,706	Citibank, N.A.	04/03/23	(2,177,179)
USD	74,254,808	AUD	108,254,523	Citibank, N.A.	04/04/23	(2,338,109)
USD	35,016,804	CAD	46,952,142	UBS AG	04/06/23	(288,064)
USD	53,230,353	CAD	71,307,056	HSBC Bank	04/11/23	(390,696)
USD	56,909,988	CAD	76,095,734	HSBC Bank	04/17/23	(315,757)
Total (Depreciation)						$(78,845,554)
Total Appreciation (Depreciation)						$(72,941,982)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$786,339,821	—	$786,339,821
Austria	—	91,229,558	—	91,229,558
Belgium	—	299,080,551	—	299,080,551
Canada	—	967,929,226	—	967,929,226
Denmark	—	368,896,036	—	368,896,036
Finland	—	155,280,815	—	155,280,815
France	—	481,247,833	—	481,247,833
Germany	—	653,976,572	—	653,976,572
Ireland	—	290,797,556	—	290,797,556
Luxembourg	—	31,157,039	—	31,157,039
Netherlands	—	513,304,430	—	513,304,430
New Zealand	—	140,444,837	—	140,444,837
Norway	—	247,293,316	—	247,293,316
Supranational Organization Obligations	—	1,892,498,240	—	1,892,498,240
Sweden	—	841,850,326	—	841,850,326
Switzerland	—	14,137,356	—	14,137,356
United States	—	599,148,175	—	599,148,175
U.S. Treasury Obligations	—	1,224,964,875	—	1,224,964,875
Foreign Sovereign Obligations	—	194,399,299	—	194,399,299
Securities Lending Collateral	—	2,888,833	—	2,888,833
Forward Currency Contracts**	—	(72,941,982)	—	(72,941,982)
TOTAL	—	$9,723,922,712	—	$9,723,922,712
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$12,069,959
	1.750%, 03/20/34	AUD	6,000	3,238,946
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	17,500	11,969,416
Ω	1.750%, 08/21/31	AUD	7,000	4,100,096
Ω	1.750%, 07/20/34	AUD	7,000	3,751,606
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	3,416,448
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	7,014,943
	2.250%, 11/20/34	AUD	51,500	28,775,169
	2.000%, 09/17/35	AUD	11,000	5,821,206
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,514,491
TOTAL AUSTRALIA				85,672,280
BELGIUM — (0.9%)
Dexia Credit Local SA
	0.000%, 01/21/28	EUR	10,000	9,388,318
CANADA — (11.8%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	12,100	11,549,536
	1.500%, 03/04/33	EUR	31,520	29,006,380
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	37,000	34,089,673
	1.850%, 05/03/32	EUR	13,000	12,402,091
Province of Quebec Canada
	0.875%, 07/05/28	EUR	5,000	4,836,590
	0.000%, 10/15/29	EUR	30,700	27,180,685
	0.000%, 10/29/30	EUR	11,500	9,848,631
TOTAL CANADA				128,913,586
DENMARK — (4.7%)
Denmark Government Bond
	0.500%, 11/15/29	DKK	208,000	26,656,294
	0.000%, 11/15/31	DKK	152,000	17,890,360
Kommunekredit
	0.000%, 11/17/29	EUR	7,917	7,088,373
TOTAL DENMARK				51,635,027
FINLAND — (6.3%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	40,614,360
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	30,511	$28,345,593
	TOTAL FINLAND			68,959,953
FRANCE — (24.9%)
	Action Logement Services
	0.500%, 10/30/34	EUR	25,200	19,877,359
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	13,000	12,118,499
	Agence Francaise de Developpement EPIC
	0.875%, 05/25/31	EUR	5,500	5,036,578
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	75,000	68,799,656
	4.750%, 04/25/35	EUR	35,000	45,002,348
Ω	1.250%, 05/25/36	EUR	65,000	57,424,171
SNCF Reseau
	5.250%, 12/07/28	GBP	11,713	15,244,551
	5.000%, 10/10/33	EUR	11,000	13,764,889
	Societe Nationale SNCF SA
	0.625%, 04/17/30	EUR	26,000	23,745,417
Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	8,635,670
	1.250%, 05/25/33	EUR	3,400	3,104,162
	TOTAL FRANCE			272,753,300
GERMANY — (6.8%)
	Deutsche Bahn Finance GMBH
	1.625%, 08/16/33	EUR	4,773	4,349,124
Kreditanstalt fuer Wiederaufbau
	0.125%, 01/09/32	EUR	18,000	15,447,536
	5.750%, 06/07/32	GBP	19,775	28,157,462
	0.050%, 09/29/34	EUR	10,000	7,834,005
State of North Rhine-Westphalia Germany
	2.375%, 05/13/33	EUR	9,000	9,327,972
	1.100%, 03/13/34	EUR	10,000	8,973,382
	TOTAL GERMANY			74,089,481
NETHERLANDS — (2.1%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	25,000	16,612,275
	Nederlandse Waterschapsbank NV
	0.500%, 04/29/30	EUR	6,500	5,970,467
	TOTAL NETHERLANDS			22,582,742

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NEW ZEALAND — (3.3%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	60,000	$36,613,252
NORWAY — (2.5%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,534,416
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.6%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	15,352,230
0.750%, 12/07/27	GBP	7,000	7,456,585
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,922,214
0.150%, 10/10/34	EUR	30,000	23,395,366
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	27,748,294
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	18,599,812
2.150%, 01/18/27	JPY	517,100	4,279,172
1.375%, 05/12/28	SEK	110,000	9,716,470
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	35,424,306
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$9,253,628
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,009,019
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			170,157,096
SWITZERLAND — (1.0%)
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	8,400	10,478,466
UNITED KINGDOM — (12.3%)
United Kingdom Gilt
0.625%, 07/31/35	GBP	155,000	134,684,088
TOTAL BONDS Cost ($1,361,682,717)			1,093,462,005
TOTAL INVESTMENTS — (100.0%)
(Cost $1,361,682,717)^^			$1,093,462,005

As of January 31, 2023, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	4,982,588	USD	5,411,601	Bank of America Corp.	02/14/23	$9,652
USD	76,835,985	GBP	62,156,291	Bank of America Corp.	02/21/23	174,855
USD	90,863,350	EUR	83,367,105	Societe Generale	02/24/23	100,194
USD	91,041,711	EUR	83,437,906	State Street Bank and Trust	02/27/23	184,511
USD	74,799,886	GBP	60,428,189	Citibank, N.A.	02/28/23	258,626
USD	91,864,135	EUR	84,294,993	Societe Generale	02/28/23	67,922
USD	379,260	SEK	3,936,055	Goldman Sachs Bank	03/01/23	2,308
USD	29,001,913	SEK	302,525,376	HSBC Bank	03/01/23	29,318
USD	76,967,096	GBP	62,319,093	State Street Bank and Trust	03/03/23	88,175
AUD	5,990,454	USD	4,150,950	State Street Bank and Trust	04/03/23	87,301
USD	39,272,674	JPY	4,989,702,785	Bank of America Corp.	04/18/23	537,213
Total Appreciation						$1,540,075
USD	907,442	NZD	1,418,533	Bank of America Corp.	02/07/23	$(9,553)
USD	35,305,141	NZD	55,815,158	Citibank, N.A.	02/07/23	(775,962)
NZD	669,740	USD	435,832	Goldman Sachs Bank	02/07/23	(2,886)
USD	768,617	NZD	1,209,538	Morgan Stanley and Co. International	02/07/23	(13,276)
USD	99,822,055	EUR	92,125,146	Bank of America Corp.	02/14/23	(413,748)
USD	95,479,437	EUR	88,067,029	Bank of America Corp.	02/21/23	(382,707)
GBP	5,696,815	USD	7,052,646	Bank of America Corp.	02/21/23	(26,418)

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	93,639,604	EUR	86,091,236	Bank of America Corp.	02/22/23	$(77,694)
USD	330,799	SEK	3,526,512	Citibank, N.A.	03/01/23	(6,932)
SEK	207,137,303	USD	20,265,030	Citibank, N.A.	03/01/23	(427,669)
EUR	14,311,994	USD	15,589,019	HSBC Bank	03/03/23	(517)
GBP	3,628,253	USD	4,498,728	State Street Bank and Trust	03/03/23	(22,794)
USD	96,841,965	EUR	89,395,348	UBS AG	03/03/23	(526,685)
DKK	4,004,690	USD	586,910	Citibank, N.A.	03/13/23	(42)
USD	45,212,628	DKK	311,031,146	HSBC Bank	03/13/23	(367,541)
USD	1,815,346	CHF	1,662,819	State Street Bank and Trust	03/23/23	(10,620)
USD	9,049,455	CHF	8,298,459	UBS AG	03/23/23	(63,206)
AUD	2,250,187	USD	1,602,311	Bank of America Corp.	04/03/23	(10,302)
USD	113,248,430	AUD	164,597,820	Citibank, N.A.	04/03/23	(3,204,660)
USD	1,407,868	AUD	2,044,639	HSBC Bank	04/03/23	(38,715)
USD	1,578,927	AUD	2,263,464	UBS AG	04/03/23	(22,476)
Total (Depreciation)						$(6,404,403)
Total Appreciation (Depreciation)						$(4,864,328)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$85,672,280	—	$85,672,280
Belgium	—	9,388,318	—	9,388,318
Canada	—	128,913,586	—	128,913,586
Denmark	—	51,635,027	—	51,635,027
Finland	—	68,959,953	—	68,959,953
France	—	272,753,300	—	272,753,300
Germany	—	74,089,481	—	74,089,481
Netherlands	—	22,582,742	—	22,582,742
New Zealand	—	36,613,252	—	36,613,252
Norway	—	27,534,416	—	27,534,416
Supranational Organization Obligations	—	170,157,096	—	170,157,096
Switzerland	—	10,478,466	—	10,478,466
United Kingdom	—	134,684,088	—	134,684,088
Forward Currency Contracts**	—	(4,864,328)	—	(4,864,328)
TOTAL	—	$1,088,597,677	—	$1,088,597,677
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.9%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,145,769
5.750%, 06/12/26	16,080	16,930,568
1.875%, 09/11/26	2,500	2,326,875
3.000%, 09/11/26	62,930	61,102,732
2.125%, 12/11/26	30,250	28,432,252
2.500%, 12/10/27	97,640	92,149,673
3.000%, 03/10/28	51,070	49,282,560
3.250%, 06/09/28	202,360	198,440,267
3.250%, 11/16/28	265,180	259,739,029
2.125%, 09/14/29	11,305	10,283,409
2.125%, 12/14/29	28,270	25,608,613
5.500%, 07/15/36	110,755	128,590,176
Tenessee Valley Authority
5.880%, 04/01/36	4,850	5,612,376
Tennessee Valley Authority
2.875%, 02/01/27	170,019	163,497,991
7.125%, 05/01/30	120,440	143,551,712
1.500%, 09/15/31	33,736	27,591,811
4.700%, 07/15/33	19,000	19,920,494
4.650%, 06/15/35	7,635	7,911,042
TOTAL AGENCY OBLIGATIONS		1,247,117,349
U.S. TREASURY OBLIGATIONS — (74.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,978,705
6.500%, 11/15/26	15,000	16,443,750
6.625%, 02/15/27	5,000	5,539,648
6.125%, 11/15/27	170,500	188,848,731
5.500%, 08/15/28	5,000	5,462,695
5.250%, 11/15/28	42,932	46,562,881
5.250%, 02/15/29	10,000	10,863,672
6.125%, 08/15/29	6,278	7,194,931
6.250%, 05/15/30	74,039	86,715,755
5.375%, 02/15/31	95,250	107,476,231
4.500%, 02/15/36	79,750	88,662,685
4.750%, 02/15/37	239,750	273,586,591
5.000%, 05/15/37	328,000	382,337,812
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,744,531
2.250%, 03/31/26	8,000	7,629,688
2.375%, 04/30/26	13,000	12,438,867
1.625%, 05/15/26	83,000	77,423,437
2.125%, 05/31/26	25,000	23,706,055
1.875%, 06/30/26	40,000	37,600,000
1.875%, 07/31/26	45,000	42,234,961
1.500%, 08/15/26	95,000	87,882,421
1.375%, 08/31/26	11,000	10,123,867
1.625%, 09/30/26	19,000	17,633,633
1.625%, 10/31/26	31,000	28,721,016
	Face Amount	Value†
	(000)

2.000%, 11/15/26	122,550	$115,010,302
1.500%, 01/31/27	5,000	4,592,188
2.250%, 02/15/27	51,500	48,741,933
1.125%, 02/28/27	55,500	50,203,652
0.625%, 03/31/27	5,000	4,418,359
0.500%, 04/30/27	5,000	4,382,422
2.375%, 05/15/27	161,000	152,711,015
0.500%, 05/31/27	22,000	19,225,078
0.500%, 06/30/27	12,250	10,687,647
0.375%, 07/31/27	3,000	2,596,172
2.250%, 08/15/27	114,400	107,772,843
0.500%, 08/31/27	5,000	4,343,359
0.375%, 09/30/27	5,000	4,308,398
0.500%, 10/31/27	7,000	6,049,805
2.250%, 11/15/27	5,000	4,698,242
0.625%, 11/30/27	5,000	4,341,016
2.750%, 02/15/28	28,750	27,596,631
1.125%, 02/29/28	5,000	4,426,563
1.250%, 03/31/28	5,000	4,446,875
1.250%, 04/30/28	37,000	32,860,625
2.875%, 05/15/28	88,000	84,834,063
1.000%, 07/31/28	6,000	5,224,922
2.875%, 08/15/28	10,750	10,346,875
3.125%, 11/15/28	21,000	20,463,516
2.625%, 02/15/29	130,000	123,108,985
2.375%, 05/15/29	232,500	216,697,266
1.625%, 08/15/29	107,500	95,742,187
3.875%, 11/30/29	19,750	20,104,883
1.500%, 02/15/30	180,000	158,006,250
0.625%, 05/15/30	302,500	247,447,363
0.625%, 08/15/30	229,250	186,650,694
1.250%, 08/15/31	214,250	179,777,509
1.375%, 11/15/31	7,500	6,323,145
2.875%, 05/15/32	16,000	15,237,500
TOTAL U.S. TREASURY OBLIGATIONS		3,561,190,846
TOTAL INVESTMENT SECURITIES (Cost $5,227,978,314)		4,808,308,195

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.180%	5,987,787	5,987,787
TOTAL INVESTMENTS — (100.0%)
(Cost $5,233,966,101)^^		$4,814,295,982

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,247,117,349	—	$1,247,117,349
U.S. Treasury Obligations	—	3,561,190,846	—	3,561,190,846
Temporary Cash Investments	$5,987,787	—	—	5,987,787
TOTAL	$5,987,787	$4,808,308,195	—	$4,814,295,982

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (84.7%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		9,000	$8,042,723
AbbVie, Inc.
	3.800%, 03/15/25		9,000	8,827,203
	3.600%, 05/14/25		6,350	6,189,306
ABN AMRO Bank NV
	1.000%, 04/16/25	EUR	1,000	1,043,099
	2.375%, 06/01/27	EUR	1,000	1,031,227
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		4,000	3,826,558
	3.500%, 01/15/25		4,000	3,845,495
	6.500%, 07/15/25		7,102	7,231,968
	4.450%, 10/01/25		1,800	1,756,008
	1.750%, 01/30/26		16,100	14,471,458
	4.450%, 04/03/26		410	397,546
AES Corp.
Ω	3.300%, 07/15/25		400	381,243
#	1.375%, 01/15/26		8,849	7,977,701
Aetna, Inc.
	3.500%, 11/15/24		1,236	1,208,250
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		7,000	6,294,701
Agence France Locale
	1.375%, 06/20/25	GBP	2,700	3,120,903
Airbus SE
	1.625%, 04/07/25	EUR	1,000	1,047,385
	0.875%, 05/13/26	EUR	500	502,840
Aker BP ASA
#Ω	3.000%, 01/15/25		5,250	5,031,448
Ω	2.875%, 01/15/26		7,700	7,263,447
ALD SA
	1.250%, 03/02/26	EUR	1,700	1,712,774
Ally Financial, Inc.
	5.125%, 09/30/24		1,000	999,052
#	5.800%, 05/01/25		2,941	2,974,182
Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	17,246,810
	2.350%, 05/06/25		5,000	4,748,534
#	4.400%, 02/14/26		400	398,325
	2.200%, 06/15/27	EUR	5,000	4,966,559
Amazon.com, Inc.
#	1.000%, 05/12/26		69,137	62,250,221
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,529	2,430,500
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	15,810,278
American Electric Power Co., Inc.
#	1.000%, 11/01/25		1,582	1,424,597
			Face Amount^	Value†
			(000)
	American Express Co.
	2.500%, 07/30/24		8,900	$8,599,553
	2.250%, 03/04/25		3,080	2,930,286
	American Honda Finance Corp.
	0.550%, 07/12/24		50,000	47,070,086
	1.950%, 10/18/24	EUR	4,550	4,830,518
	0.750%, 11/25/26	GBP	2,000	2,163,823
	American International Group, Inc.
	3.900%, 04/01/26		200	195,911
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,050,870
	American Tower Corp.
	3.375%, 05/15/24		7,200	7,044,609
	2.400%, 03/15/25		7,100	6,732,427
#	4.000%, 06/01/25		7,489	7,330,365
	1.300%, 09/15/25		400	363,890
	1.600%, 04/15/26		4,600	4,157,212
	3.375%, 10/15/26		11,400	10,819,117
	0.450%, 01/15/27	EUR	2,000	1,887,932
	3.125%, 01/15/27		800	748,893
	American Water Capital Corp.
	3.400%, 03/01/25		1,800	1,755,593
	AmerisourceBergen Corp.
#	3.400%, 05/15/24		4,200	4,117,492
	Amgen, Inc.
#	3.125%, 05/01/25		4,600	4,441,766
	2.000%, 02/25/26	EUR	3,000	3,122,644
#	2.600%, 08/19/26		17,000	15,981,448
	5.500%, 12/07/26	GBP	1,000	1,277,094
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	9,818,597
	2.875%, 05/14/26	EUR	2,900	3,011,506
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		12,284	11,992,124
	4.200%, 03/23/25		11,334	11,064,697
	Apple, Inc.
	0.700%, 02/08/26		12,180	10,974,344
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,020,531
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	2,000	2,048,430
	Ares Capital Corp.
	3.875%, 01/15/26		16,878	15,876,549
	Argentum Netherlands BV for Givaudan SA
	1.125%, 09/17/25	EUR	9,400	9,653,641
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	2,881,395
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	967,568

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	3,900	$3,999,875
	Asian Development Bank
	0.200%, 05/25/23	EUR	7,000	7,553,738
	0.375%, 06/11/24		15,000	14,176,200
	1.625%, 01/28/25	NZD	500	301,671
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	800	511,513
	Assurant, Inc.
	4.200%, 09/27/23		4,500	4,466,718
	AstraZeneca PLC
	3.375%, 11/16/25		2,083	2,033,232
	0.700%, 04/08/26		12,497	11,150,682
	AT&T, Inc.
	4.000%, 11/25/25	CAD	1,000	741,340
	0.250%, 03/04/26	EUR	4,800	4,729,688
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	24,155,244
	4.250%, 04/21/26	AUD	17,300	12,602,465
	Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	7,700	7,977,367
	0.375%, 11/15/26	EUR	1,300	1,256,278
	Banco Santander SA
	3.848%, 04/12/23		25,400	25,317,487
	3.496%, 03/24/25		4,000	3,876,615
	Bank of America Corp.
	2.375%, 06/19/24	EUR	5,250	5,633,147
	1.375%, 03/26/25	EUR	1,250	1,306,347
	2.300%, 07/25/25	GBP	2,907	3,412,512
	3.500%, 04/19/26		29,135	28,348,205
	Bank of Montreal
	2.890%, 06/20/23	CAD	2,900	2,164,358
	0.625%, 07/09/24		400	376,464
	2.280%, 07/29/24	CAD	8,750	6,333,499
	1.250%, 09/15/26		7,400	6,568,135
	Bank of New York Mellon Corp.
	1.600%, 04/24/25		16,500	15,443,164
	Bank of New Zealand
Ω	1.000%, 03/03/26		1,870	1,667,228
	Bank of Nova Scotia
	3.400%, 02/11/24		2,801	2,759,923
	0.650%, 07/31/24		300	281,873
	3.450%, 04/11/25		10,993	10,674,895
#	1.300%, 06/11/25		9,000	8,310,367
	1.050%, 03/02/26		14,600	13,054,568
	Bank of Nova Scotia
	2.700%, 08/03/26		4,000	3,742,842
#	1.300%, 09/15/26		16,675	14,777,497
	Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		2,700	2,569,411
Ω	0.998%, 02/04/25		2,950	2,723,250
#	0.998%, 02/04/25		4,400	4,061,797
	0.010%, 03/07/25	EUR	8,200	8,274,562
	1.000%, 05/23/25	EUR	8,600	8,830,802
			Face Amount^	Value†
			(000)
	1.625%, 01/19/26	EUR	6,000	$6,150,301
	1.000%, 07/16/26	GBP	1,300	1,423,570
Barclays PLC
	3.650%, 03/16/25		12,419	12,073,762
	4.375%, 01/12/26		20,380	19,968,595
BAT Capital Corp.
	3.222%, 08/15/24		3,800	3,696,305
#	3.215%, 09/06/26		8,300	7,818,000
BAT International Finance PLC
	7.250%, 03/12/24	GBP	2,443	3,071,245
Ω	3.950%, 06/15/25		1,900	1,846,945
#	1.668%, 03/25/26		15,948	14,394,200
Baxter International, Inc.
	1.300%, 05/30/25	EUR	200	206,559
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	2,000	2,033,167
Bayer U.S. Finance II LLC
Ω	2.850%, 04/15/25		1,523	1,446,275
Ω	4.250%, 12/15/25		20,000	19,655,468
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	973,168
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	9,928,962
Belfius Bank SA
	0.375%, 09/02/25	EUR	2,800	2,801,260
	0.010%, 10/15/25	EUR	7,600	7,552,624
	0.000%, 08/28/26	EUR	2,000	1,927,213
Berkshire Hathaway, Inc.
	0.000%, 03/12/25	EUR	6,790	6,890,776
Biogen, Inc.
	4.050%, 09/15/25		50,000	49,106,205
BMW Finance NV
	0.500%, 02/22/25	EUR	16,470	16,983,638
	0.000%, 01/11/26	EUR	2,180	2,167,913
	1.125%, 05/22/26	EUR	1,000	1,023,791
	0.750%, 07/13/26	EUR	500	504,107
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		6,466	6,094,541
Ω	3.900%, 04/09/25		2,942	2,898,886
Ω	2.800%, 04/11/26		1,440	1,366,818
BNG Bank NV
	3.875%, 05/26/23	EUR	1,400	1,527,657
	3.250%, 07/15/25	AUD	2,200	1,525,614
BNP Paribas SA
	1.000%, 06/27/24	EUR	4,670	4,913,868
	1.500%, 11/17/25	EUR	2,000	2,072,635
	1.125%, 06/11/26	EUR	4,114	4,148,635
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,260	2,318,025
Boeing Co.
#	2.600%, 10/30/25		14,045	13,198,686
Boeing Co.
#	2.800%, 03/01/23		4,000	3,993,578
	3.100%, 05/01/26		11,300	10,753,898
	2.250%, 06/15/26		307	281,549
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	2,000	2,138,099

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	0.100%, 03/08/25	EUR	5,250	$5,326,070
	3.650%, 03/15/25		14,600	14,310,221
	1.800%, 03/03/27	EUR	3,108	3,174,070
BorgWarner, Inc.
Ω	5.000%, 10/01/25		2,525	2,505,483
Bouygues SA
	5.500%, 10/06/26	GBP	650	827,965
BP Capital Markets America, Inc.
	3.119%, 05/04/26		3,080	2,960,247
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	2,000	2,138,512
	2.972%, 02/27/26	EUR	7,997	8,562,350
	2.213%, 09/25/26	EUR	6,500	6,756,047
BPCE SA
Ω	2.375%, 01/14/25		21,027	19,821,748
	0.625%, 04/28/25	EUR	2,500	2,547,416
	0.250%, 01/15/26	EUR	3,800	3,756,309
Ω	1.000%, 01/20/26		17,700	15,763,187
	0.375%, 02/02/26	EUR	2,000	1,979,483
Bristol-Myers Squibb Co.
	3.200%, 06/15/26		3,769	3,649,869
Brixmor Operating Partnership LP
	3.650%, 06/15/24		5,140	4,990,846
	3.850%, 02/01/25		2,651	2,568,824
Brookfield Corp.
	4.000%, 01/15/25		39,625	39,010,902
Brown & Brown, Inc.
	4.200%, 09/15/24		4,494	4,430,299
Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		1,200	1,105,925
Caisse d'Amortissement de la Dette Sociale
	2.375%, 01/25/24	EUR	15,500	16,737,255
	0.375%, 05/27/24		23,000	21,719,479
CaixaBank SA
	0.375%, 02/03/25	EUR	2,000	2,039,877
Campbell Soup Co.
	3.950%, 03/15/25		17,000	16,743,273
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	11,500	8,576,577
	3.290%, 01/15/24	CAD	20,000	14,780,504
	1.250%, 06/22/26		6,718	6,004,426
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		5,789	5,661,510
	2.050%, 07/15/25		9,609	8,990,666
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	1,930,418
	3.300%, 10/30/24		2,628	2,552,954
	3.200%, 02/05/25		13,412	13,013,708
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	5,849,737
Cargill, Inc.
Ω	0.750%, 02/02/26		2,450	2,195,481
			Face Amount^	Value†
			(000)
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	$2,088,532
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		21,029	18,114,732
	Charles Schwab Corp.
	1.150%, 05/13/26		1,600	1,438,229
	Charles Schwab Corp.
	3.850%, 05/21/25		9,600	9,441,842
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	6,550	6,670,698
	3.150%, 03/15/25		6,000	5,818,678
	0.875%, 06/15/27	EUR	1,000	966,911
	Cigna Corp.
	3.250%, 04/15/25		6,260	6,080,584
	1.250%, 03/15/26		28,845	25,990,049
	Cintas Corp. No. 2
	3.450%, 05/01/25		10,050	9,790,347
	Citigroup, Inc.
	3.400%, 05/01/26		36,850	35,491,532
	2.125%, 09/10/26	EUR	1,200	1,235,705
	3.200%, 10/21/26		8,500	8,053,492
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	10,842,582
	CNH Industrial Capital LLC
#	1.950%, 07/02/23		4,000	3,946,913
	4.200%, 01/15/24		2,570	2,547,153
	3.950%, 05/23/25		25,770	25,221,284
	CNH Industrial Finance Europe SA
	1.875%, 01/19/26	EUR	2,000	2,065,803
	CNO Financial Group, Inc.
	5.250%, 05/30/25		11,350	11,344,786
	Comcast Corp.
	3.150%, 03/01/26		5,016	4,841,843
	0.000%, 09/14/26	EUR	11,350	10,942,043
	Comerica, Inc.
	3.700%, 07/31/23		3,000	2,981,338
	Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	1,257,855
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,394,407
	4.600%, 11/01/25		5,540	5,501,952
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	38,976,052
	Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	2,400	2,537,419
Ω	2.625%, 07/22/24		45,658	44,181,470
	2.625%, 07/22/24		1,000	967,661
	0.250%, 10/30/26	EUR	2,000	1,951,287
	Corporate Office Properties LP
	2.250%, 03/15/26		8,645	7,823,780
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,946,991
	Credit Agricole SA
Ω	3.875%, 04/15/24		4,462	4,401,726

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.375%, 05/20/24	EUR	2,300	$2,468,700
	1.000%, 09/18/25	EUR	11,000	11,311,092
	3.125%, 02/05/26	EUR	1,600	1,716,859
	1.250%, 04/14/26	EUR	1,800	1,832,222
	4.125%, 01/10/27		750	727,834
	Crown Castle, Inc.
	3.200%, 09/01/24		400	389,261
	1.350%, 07/15/25		400	367,481
	1.050%, 07/15/26		8,500	7,500,025
	4.000%, 03/01/27		400	387,980
	Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		37,415	36,228,830
	Danske Bank AS
	0.875%, 05/22/23	EUR	1,500	1,619,963
Ω	5.375%, 01/12/24		2,000	2,000,604
	0.625%, 05/26/25	EUR	670	679,645
	Deutsche Bank AG
	2.625%, 12/16/24	GBP	7,000	8,169,625
	Development Bank of Japan, Inc.
	0.010%, 09/09/25	EUR	2,200	2,195,609
	0.875%, 10/10/25	EUR	4,000	4,078,179
	Dexia Credit Local SA
	0.500%, 01/17/25	EUR	11,300	11,660,731
	DH Europe Finance II Sarl
	0.200%, 03/18/26	EUR	8,067	7,967,144
	Diageo Finance PLC
	1.750%, 09/23/24	EUR	2,600	2,764,072
	1.000%, 04/22/25	EUR	2,350	2,434,319
	2.375%, 05/20/26	EUR	4,400	4,626,889
	1.750%, 10/12/26	GBP	2,000	2,276,163
	Discover Bank
	3.450%, 07/27/26		8,613	8,145,703
	Discover Financial Services
#	4.500%, 01/30/26		11,960	11,728,934
	Discovery Communications LLC
#	3.450%, 03/15/25		1,200	1,153,954
	Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,318,986
	Duke Energy Corp.
	2.650%, 09/01/26		5,800	5,423,538
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,333,744
	East Japan Railway Co.
	2.614%, 09/08/25	EUR	6,000	6,386,534
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	879,529
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	780,783
	0.128%, 03/08/26	EUR	11,600	11,364,755
	Edison International
	2.950%, 03/15/23		2,000	1,993,864
	3.550%, 11/15/24		1,500	1,459,818
	4.950%, 04/15/25		44,815	44,588,246
			Face Amount^	Value†
			(000)
	Elevance Health, Inc.
	3.350%, 12/01/24		400	$390,723
	2.375%, 01/15/25		4,216	4,028,746
	1.500%, 03/15/26		39,401	35,911,637
	EMD Finance LLC
Ω	3.250%, 03/19/25		9,143	8,850,017
	Emera U.S. Finance LP
	0.833%, 06/15/24		2,920	2,744,832
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	1,500	1,542,021
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	9,500	6,814,967
	Enbridge, Inc.
	2.500%, 01/15/25		7,500	7,145,770
	Energy Transfer LP
	4.050%, 03/15/25		13,982	13,705,541
	2.900%, 05/15/25		11,606	11,072,403
	4.750%, 01/15/26		19,554	19,378,904
	Enexis Holding NV
	0.875%, 04/28/26	EUR	8,500	8,558,032
	Eni Finance International SA
	1.275%, 05/05/25	EUR	7,081	7,348,078
	Eni SpA
	1.250%, 05/18/26	EUR	1,000	1,010,674
	Enterprise Products Operating LLC
#	3.750%, 02/15/25		400	393,556
	3.700%, 02/15/26		1,071	1,047,092
	Equifax, Inc.
	3.950%, 06/15/23		10,000	9,952,199
	2.600%, 12/01/24		6,900	6,617,288
	Equinix, Inc.
	2.625%, 11/18/24		15,500	14,884,659
	1.450%, 05/15/26		4,719	4,233,809
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		20,900	20,362,841
	ERP Operating LP
	3.375%, 06/01/25		3,000	2,908,357
	Erste Group Bank AG
	1.500%, 04/07/26	EUR	1,100	1,122,547
	ESB Finance DAC
	2.125%, 06/08/27	EUR	2,000	2,050,000
	EssilorLuxottica SA
	0.125%, 05/27/25	EUR	2,800	2,859,712
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.250%, 04/25/23	EUR	3,500	3,784,859
	European Investment Bank
	4.125%, 04/15/24	EUR	3,000	3,304,600
#	2.250%, 06/24/24		41,000	39,752,353
	Exelon Corp.
	3.950%, 06/15/25		3,300	3,247,644
	Expedia Group, Inc.
	5.000%, 02/15/26		24,000	24,017,476

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Experian Finance PLC
	0.739%, 10/29/25	GBP	3,645	$4,093,309
	1.375%, 06/25/26	EUR	8,694	8,848,289
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	27,082,847
Fidelity National Information Services, Inc.
	0.600%, 03/01/24		400	381,244
	0.625%, 12/03/25	EUR	5,000	5,026,613
	1.150%, 03/01/26		32,700	29,162,674
Fiserv, Inc.
	3.200%, 07/01/26		13,050	12,403,227
Flex Ltd.
	4.750%, 06/15/25		15,825	15,677,511
	3.750%, 02/01/26		33,120	31,910,187
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,337,583
GAS Networks Ireland
	0.125%, 12/04/24	EUR	1,700	1,732,217
General Mills, Inc.
	4.000%, 04/17/25		12,100	11,913,191
	0.125%, 11/15/25	EUR	1,000	995,095
General Motors Co.
	6.125%, 10/01/25		5,700	5,845,375
General Motors Financial Co., Inc.
	2.750%, 06/20/25		24,253	22,885,303
	1.250%, 01/08/26		6,600	5,917,462
	5.250%, 03/01/26		12,292	12,315,852
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,152,254
Georgia-Pacific LLC
Ω	0.625%, 05/15/24		16,000	15,172,303
Ω	3.600%, 03/01/25		2,350	2,298,006
Gilead Sciences, Inc.
	3.500%, 02/01/25		6,476	6,336,361
	3.650%, 03/01/26		20,018	19,499,349
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		7,358	7,199,781
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,119,735
Ω	4.625%, 04/29/24		16,455	16,335,920
Ω	1.625%, 09/01/25		6,626	6,074,445
Ω	1.625%, 04/27/26		20,600	18,546,421
Global Payments, Inc.
	3.750%, 06/01/23		1,000	994,754
	1.500%, 11/15/24		3,500	3,280,819
	2.650%, 02/15/25		10,900	10,396,894
	1.200%, 03/01/26		16,048	14,269,187
	4.800%, 04/01/26		400	397,174
Goldman Sachs Group, Inc.
	3.500%, 01/23/25		10,400	10,119,184
	3.375%, 03/27/25	EUR	3,250	3,526,737
	3.750%, 05/22/25		17,519	17,110,253
			Face Amount^	Value†
			(000)
	Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	6,000	$6,325,675
	Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23		500	499,700
#	3.050%, 02/14/27		3,000	2,751,071
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		17,587	17,518,968
	1.450%, 04/01/24		9,820	9,436,419
#	1.750%, 04/01/26		12,700	11,580,186
	HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	6,800	6,884,422
	HP, Inc.
	2.200%, 06/17/25		21,400	20,153,087
	1.450%, 06/17/26		712	635,292
	HSBC Holdings PLC
	3.196%, 12/05/23	CAD	16,000	11,831,138
	4.300%, 03/08/26		9,000	8,813,947
	3.900%, 05/25/26		2,500	2,414,842
	Humana, Inc.
	3.850%, 10/01/24		17,000	16,741,210
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		5,100	4,932,797
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	5,549,724
	ING Groep NV
	1.125%, 02/14/25	EUR	4,900	5,109,214
Ω	4.625%, 01/06/26		7,000	7,000,457
	Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,907,624
	4.250%, 06/11/26	AUD	41,200	29,428,151
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	7,540	4,777,688
	International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,599,365
	0.875%, 01/31/25	EUR	1,200	1,242,915
	0.950%, 05/23/25	EUR	1,000	1,031,193
	7.000%, 10/30/25		14,010	14,927,442
	3.300%, 05/15/26		36,500	35,221,846
	International Finance Corp.
	3.200%, 07/22/26	AUD	5,500	3,800,640
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,400	1,384,947
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,500	2,389,979

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	JAB Holdings BV
	1.750%, 06/25/26	EUR	1,000	$1,023,646
	Jabil, Inc.
	1.700%, 04/15/26		22,280	20,112,913
	Japan Bank for International Cooperation
#	1.750%, 10/17/24		1,000	951,620
	JM Smucker Co.
	3.500%, 03/15/25		1,000	972,909
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	1,043,436
	JPMorgan Chase & Co.
	3.125%, 01/23/25		1,296	1,259,738
	1.500%, 01/27/25	EUR	4,000	4,210,825
	3.300%, 04/01/26		43,790	42,252,380
	Juniper Networks, Inc.
	1.200%, 12/10/25		27,000	24,322,190
	Kellogg Co.
	3.250%, 04/01/26		3,888	3,749,982
	Kemper Corp.
	4.350%, 02/15/25		8,000	7,848,568
	Kering SA
	1.250%, 05/05/25	EUR	1,700	1,774,359
	Keurig Dr Pepper, Inc.
	4.417%, 05/25/25		400	396,954
	Kinder Morgan, Inc.
	4.300%, 06/01/25		9,400	9,298,667
	Kingdom of Belgium Government Bond
Ω	0.200%, 10/22/23	EUR	10,000	10,675,751
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	3,731,678
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	2,420	2,814,946
	4.250%, 07/16/25	AUD	190	134,981
	Kommuninvest I Sverige AB
	0.750%, 02/22/23	SEK	97,500	9,313,380
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	2,000	1,963,241
	Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	261,500	25,892,681
	0.250%, 03/08/24		40,800	38,863,432
	1.625%, 04/03/24	NOK	32,000	3,142,858
	3.200%, 09/11/26	AUD	1,200	829,453
	La Poste SA
	0.625%, 10/21/26	EUR	1,900	1,862,886
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24		5,500	5,359,197
	3.600%, 02/01/25		4,900	4,771,045
	1.550%, 06/01/26		10,800	9,730,892
	Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	14,100	10,235,172
	Lansforsakringar Bank AB
	0.050%, 04/15/26	EUR	2,000	1,918,646
			Face Amount^	Value†
			(000)
Lazard Group LLC
	3.750%, 02/13/25		2,000	$1,946,742
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,329,749
	2.125%, 05/06/25	EUR	4,500	4,725,040
Leggett & Platt, Inc.
	3.800%, 11/15/24		400	391,263
Lennar Corp.
	4.750%, 05/30/25		18,642	18,420,303
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	3,650	3,719,331
	2.375%, 04/09/26	EUR	2,000	2,094,069
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	1,200	1,249,193
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,550,848
Lseg Netherlands BV
	0.000%, 04/06/25	EUR	5,900	5,951,018
LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,238,319
LVMH Moet Hennessy Louis Vuitton SE
	0.000%, 02/11/26	EUR	4,200	4,191,535
	1.125%, 02/11/27	GBP	3,300	3,632,930
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,436,510
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		52,000	50,565,280
#	4.000%, 07/29/25		1,000	981,175
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,646	12,620,786
	5.125%, 12/15/26		4,118	4,160,304
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		35,360	34,832,273
	1.349%, 09/21/26	EUR	2,099	2,090,123
McDonald's Corp.
	3.700%, 01/30/26		25,409	24,999,250
McKesson Corp.
	0.900%, 12/03/25		15,057	13,530,296
Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	10,450	10,576,558
	0.000%, 10/15/25	EUR	11,250	11,216,586
	1.125%, 03/07/27	EUR	5,900	5,878,102
Mercedes-Benz Finance North America LLC
#Ω	2.700%, 06/14/24		3,000	2,915,046
Ω	1.450%, 03/02/26		48,727	44,356,769
Mercedes-Benz International Finance BV
	2.000%, 09/04/23	GBP	2,000	2,434,888
	2.625%, 04/07/25	EUR	1,997	2,149,698
Merck & Co., Inc.
	0.500%, 11/02/24	EUR	2,300	2,384,650
	0.750%, 02/24/26		8,100	7,288,854

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	1.875%, 10/15/26	EUR	1,250	$1,303,455
	Merck Financial Services GmbH
	0.125%, 07/16/25	EUR	1,000	1,010,398
	MetLife, Inc.
	5.375%, 12/09/24	GBP	6,700	8,345,494
	Micron Technology, Inc.
	4.975%, 02/06/26		3,000	3,009,071
	4.185%, 02/15/27		400	389,922
	Mitsubishi Corp.
	3.375%, 07/23/24		750	730,027
	Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		400	393,558
	0.978%, 06/09/24	EUR	263	277,078
	2.193%, 02/25/25		29,785	28,172,840
	1.412%, 07/17/25		1,000	915,548
	2.757%, 09/13/26		5,000	4,651,444
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,835	3,953,297
	0.214%, 10/07/25	EUR	6,131	6,120,962
	0.184%, 04/13/26	EUR	3,500	3,398,444
	1.631%, 04/08/27	EUR	4,599	4,580,631
	Morgan Stanley
	3.000%, 02/07/24	CAD	8,500	6,254,436
	3.875%, 04/29/24		8,104	8,028,055
	4.000%, 07/23/25		10,900	10,726,658
	3.875%, 01/27/26		12,375	12,084,714
	3.125%, 07/27/26		19,800	18,765,602
	1.375%, 10/27/26	EUR	3,408	3,438,640
	1.875%, 04/27/27	EUR	2,250	2,275,615
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	1,500	1,547,885
	0.375%, 01/03/26	EUR	2,951	2,945,245
	3.750%, 07/16/26	GBP	900	1,096,201
	MPLX LP
	4.875%, 12/01/24		6,290	6,277,875
	4.000%, 02/15/25		1,000	977,920
	1.750%, 03/01/26		28,950	26,364,578
	Mylan, Inc.
	4.200%, 11/29/23		663	656,844
	National Australia Bank Ltd.
	3.375%, 01/14/26		3,661	3,546,005
	National Bank of Canada
	2.100%, 02/01/23		1,120	1,120,000
	National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,000	1,976,191
	National Grid PLC
	2.179%, 06/30/26	EUR	3,000	3,107,021
	National Retail Properties, Inc.
	3.900%, 06/15/24		5,500	5,409,690
	Nationwide Building Society
Ω	3.900%, 07/21/25		49,918	48,507,604
Ω	1.500%, 10/13/26		20,000	17,673,810
			Face Amount^	Value†
			(000)
	1.500%, 10/13/26		1,500	$1,325,536
Naturgy Finance BV
	0.875%, 05/15/25	EUR	2,500	2,557,778
NatWest Group PLC
	4.800%, 04/05/26		12,323	12,280,960
NatWest Markets PLC
Ω	3.479%, 03/22/25		50,000	48,274,268
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,137	1,020,375
NetApp, Inc.
	1.875%, 06/22/25		9,247	8,602,694
Netherlands Government Bond
Ω	0.000%, 01/15/24	EUR	8,300	8,788,578
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	24,000	17,141,218
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,677,938
	1.851%, 07/16/25		20,555	18,917,059
	1.653%, 07/14/26		17,657	15,700,785
Nordic Investment Bank
	1.875%, 04/10/24	NOK	386,890	38,078,137
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,592,704
NTT Finance Corp.
	0.010%, 03/03/25	EUR	6,500	6,587,780
	0.082%, 12/13/25	EUR	3,000	2,980,203
Ω	1.162%, 04/03/26		11,050	9,914,643
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,823,188
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	26,572,783
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	1,000	972,673
OMERS Finance Trust
	0.450%, 05/13/25	EUR	10,000	10,194,350
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,147,183
ONEOK, Inc.
	2.750%, 09/01/24		1,462	1,410,583
	2.200%, 09/15/25		3,371	3,133,061
	5.850%, 01/15/26		3,100	3,176,351
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	7,838	7,995,419
OP Corporate Bank PLC
	1.000%, 05/22/25	EUR	5,000	5,143,112
	0.250%, 03/24/26	EUR	3,086	3,007,649
	1.375%, 09/04/26	GBP	5,250	5,702,755
Oracle Corp.
	3.400%, 07/08/24		5,000	4,899,530
	2.500%, 04/01/25		8,300	7,913,685
#	1.650%, 03/25/26		42,500	38,760,035
ORIX Corp.
	1.919%, 04/20/26	EUR	5,029	5,160,127

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Paramount Global
	4.750%, 05/15/25		12,090	$11,996,234
	4.000%, 01/15/26		1,400	1,358,274
Parker-Hannifin Corp.
	3.300%, 11/21/24		2,130	2,067,627
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23		2,707	2,692,450
Ω	3.450%, 07/01/24		636	617,765
Ω	4.000%, 07/15/25		795	768,432
Ω	4.450%, 01/29/26		3,072	2,998,124
Ω	1.700%, 06/15/26		31,500	28,027,132
Philip Morris International, Inc.
	2.875%, 05/01/24		1,500	1,465,351
	2.750%, 03/19/25	EUR	796	853,307
	2.750%, 02/25/26		217	206,408
	2.875%, 03/03/26	EUR	5,000	5,297,966
#	0.875%, 05/01/26		2,174	1,938,453
Phillips 66
	3.850%, 04/09/25		5,000	4,920,582
	1.300%, 02/15/26		6,500	5,908,704
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,050	2,147,513
	1.200%, 03/15/26		34,526	31,089,572
Principal Financial Group, Inc.
	3.400%, 05/15/25		2,000	1,942,705
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	900	830,999
Prologis International Funding II SA
	1.876%, 04/17/25	EUR	1,750	1,814,122
Prologis LP
	3.000%, 06/02/26	EUR	2,000	2,116,299
Province of Alberta Canada
	0.625%, 04/18/25	EUR	22,245	22,881,369
PSA Banque France SA
	0.000%, 01/22/25	EUR	6,700	6,779,205
Public Storage
	0.875%, 02/15/26		19,830	17,885,394
PulteGroup, Inc.
	5.500%, 03/01/26		8,605	8,687,019
PVH Corp.
	4.625%, 07/10/25		17,556	17,258,601
Quebec, Province of Canada
	2.500%, 04/09/24		3,000	2,921,269
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	500	348,458
Realty Income Corp.
	4.625%, 11/01/25		400	398,489
	0.750%, 03/15/26		6,064	5,363,678
	1.875%, 01/14/27	GBP	2,000	2,210,228
Reckitt Benckiser Treasury Services Nederland BV
	0.375%, 05/19/26	EUR	1,200	1,191,886
			Face Amount^	Value†
			(000)
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		5,625	$5,462,046
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	14,542,220
	2.375%, 10/17/24		23,379	22,137,201
	1.250%, 02/17/26		5,066	4,463,906
	Reynolds American, Inc.
	4.450%, 06/12/25		8,000	7,854,166
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		44,350	40,037,022
	Rogers Communications, Inc.
	3.625%, 12/15/25		313	302,052
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,915	1,737,082
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,173,975
	0.875%, 04/15/26		3,000	2,668,125
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	10,000	7,252,339
	0.875%, 01/20/26		42,200	37,961,701
#	1.200%, 04/27/26		9,600	8,646,561
	Royal Schiphol Group NV
	2.000%, 10/05/26	EUR	3,750	3,849,735
	Royalty Pharma PLC
	1.200%, 09/02/25		19,103	17,327,469
	Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,164,002
#	3.875%, 12/01/23		290	287,373
	2.500%, 09/01/24		8,500	8,155,788
	4.625%, 06/01/25		4,800	4,757,299
	3.350%, 09/01/25		4,300	4,119,412
	4.300%, 06/15/27		400	391,418
	Sandvik AB
	3.000%, 06/18/26	EUR	300	325,252
	Santander Holdings USA, Inc.
	3.450%, 06/02/25		2,625	2,511,485
	SAP SE
	0.125%, 05/18/26	EUR	2,200	2,176,159
	SBAB Bank AB
	1.875%, 12/10/25	EUR	6,250	6,508,687
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	2,180	2,237,140
	1.375%, 10/28/26	EUR	8,200	8,281,426
	Schlumberger Finance France SAS
	1.000%, 02/18/26	EUR	1,000	1,013,442
	Sempra Energy
	3.300%, 04/01/25		17,708	17,142,660
	SFIL SA
	0.625%, 02/09/26		14,000	12,550,301
	Shell International Finance BV
	1.875%, 09/15/25	EUR	7,500	7,874,724

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Siemens Financieringsmaatschappij NV
	0.000%, 09/05/24	EUR	1,180	$1,226,983
	1.000%, 02/20/25	GBP	5,000	5,794,948
	2.250%, 03/10/25	EUR	4,600	4,911,606
	0.000%, 02/20/26	EUR	1,900	1,878,212
#	1.200%, 03/11/26		5,000	4,525,786
	0.375%, 06/05/26	EUR	4,000	3,964,533
	0.625%, 02/25/27	EUR	5,000	4,928,096
Simon Property Group LP
	2.000%, 09/13/24		14,000	13,412,947
	3.500%, 09/01/25		22,000	21,363,189
	3.300%, 01/15/26		2,400	2,306,805
Skandinaviska Enskilda Banken AB
	4.000%, 11/09/26	EUR	4,750	5,218,857
	1.750%, 11/11/26	EUR	1,500	1,538,267
Sky Ltd.
	1.875%, 11/24/23	EUR	8,300	8,926,671
	2.250%, 11/17/25	EUR	2,580	2,718,189
	2.500%, 09/15/26	EUR	10,366	10,905,399
	6.000%, 05/21/27	GBP	450	592,192
Societe Generale SA
Ω	4.250%, 09/14/23		500	497,538
Ω	2.625%, 10/16/24		2,000	1,907,386
	1.125%, 01/23/25	EUR	100	103,461
#Ω	1.375%, 07/08/25		6,600	6,055,386
	0.125%, 02/24/26	EUR	3,200	3,135,738
#Ω	4.000%, 01/12/27		4,000	3,819,855
Solvay Finance America LLC
Ω	4.450%, 12/03/25		4,000	3,903,507
Southwestern Electric Power Co.
	1.650%, 03/15/26		37,229	33,846,295
SpareBank 1 SMN
	3.125%, 12/22/25	EUR	2,969	3,166,325
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,617,800
Standard Chartered PLC
	4.050%, 04/12/26		8,744	8,501,226
Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,602,325
Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,361,344
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,220,470
Stryker Corp.
#	3.375%, 11/01/25		18,323	17,749,149
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,364	9,055,137
	1.474%, 07/08/25		11,000	10,105,060
	0.948%, 01/12/26		20,971	18,728,982
	1.546%, 06/15/26	EUR	5,180	5,246,181
	2.632%, 07/14/26		16,000	14,854,792
			Face Amount^	Value†
			(000)
	Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	$11,188,410
	Svenska Handelsbanken AB
	0.375%, 07/03/23	EUR	2,050	2,206,060
	1.000%, 04/15/25	EUR	2,670	2,760,024
	Swedbank AB
	0.750%, 05/05/25	EUR	1,250	1,275,390
	3.750%, 11/14/25	EUR	3,000	3,275,377
	0.250%, 11/02/26	EUR	2,200	2,121,776
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	4,000	5,008,328
	Telstra Corp. Ltd.
	3.125%, 04/07/25		577	558,210
	1.125%, 04/14/26	EUR	2,000	2,020,117
	TenneT Holding BV
	1.000%, 06/13/26	EUR	3,800	3,828,373
	1.625%, 11/17/26	EUR	4,000	4,087,033
	Thermo Fisher Scientific Finance I BV
	0.000%, 11/18/23	EUR	1,300	1,377,986
	0.000%, 11/18/25	EUR	7,080	7,023,873
	Thermo Fisher Scientific, Inc.
	0.125%, 03/01/25	EUR	8,700	8,870,853
	1.400%, 01/23/26	EUR	3,400	3,491,003
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	535,865
	Toronto-Dominion Bank
#	0.750%, 01/06/26		32,440	29,045,425
	1.200%, 06/03/26		166,215	148,275,618
	Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	4.328%, 07/10/24	AUD	7,200	5,093,365
	TotalEnergies Capital International SA
	1.750%, 07/07/25	GBP	3,000	3,509,501
	2.875%, 11/19/25	EUR	4,700	5,061,791
	2.500%, 03/25/26	EUR	3,000	3,187,188
	1.660%, 07/22/26	GBP	1,700	1,926,144
	Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	1,500	1,572,672
	2.004%, 10/21/24	EUR	3,870	4,110,538
	0.064%, 01/13/25	EUR	3,000	3,057,936
	Toyota Motor Corp.
	1.339%, 03/25/26		9,138	8,309,907
	Toyota Motor Credit Corp.
	2.375%, 02/01/23	EUR	1,000	1,087,150
#	0.625%, 09/13/24		13,300	12,472,196
	3.000%, 04/01/25		5,600	5,412,148
#	1.125%, 06/18/26		675	605,487
	0.750%, 11/19/26	GBP	4,983	5,399,853
	Toyota Motor Finance Netherlands BV
	0.000%, 10/27/25	EUR	3,010	2,992,081

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	0.750%, 12/19/25	GBP	9,500	$10,674,779
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	17,751,987
Truist Financial Corp.
	2.850%, 10/26/24		4,000	3,893,388
U.S. Bancorp
	0.850%, 06/07/24	EUR	14,500	15,250,603
UBS AG
	0.010%, 03/31/26	EUR	5,320	5,172,147
UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,651,458
#	4.125%, 09/24/25		21,000	20,569,448
	4.125%, 04/15/26		4,000	3,907,686
Ω	4.125%, 04/15/26		2,700	2,637,688
	1.250%, 09/01/26	EUR	1,180	1,178,527
Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	3,895	3,942,273
United Parcel Service, Inc.
	1.625%, 11/15/25	EUR	1,000	1,043,601
UnitedHealth Group, Inc.
	3.750%, 07/15/25		5,900	5,819,055
	1.250%, 01/15/26		3,343	3,079,478
	1.150%, 05/15/26		700	633,689
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,500	6,197,416
Ventas Realty LP
	3.500%, 04/15/24		1,000	977,991
	2.650%, 01/15/25		5,000	4,771,450
	3.500%, 02/01/25		5,900	5,716,582
VeriSign, Inc.
	5.250%, 04/01/25		750	752,144
Verizon Communications, Inc.
#	3.376%, 02/15/25		3,000	2,921,470
	1.450%, 03/20/26		21,566	19,640,268
VF Corp.
#	2.400%, 04/23/25		13,632	12,932,739
Viatris, Inc.
	1.650%, 06/22/25		1,120	1,029,430
Vinci SA
	2.250%, 03/15/27	GBP	4,600	5,248,818
VMware, Inc.
	1.400%, 08/15/26		12,609	11,165,438
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	5,000	5,360,630
	0.000%, 02/12/25	EUR	1,000	1,012,537
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	964,242
#Ω	3.350%, 05/13/25		5,000	4,815,399
Volvo Treasury AB
	0.125%, 09/17/24	EUR	500	515,121
	0.625%, 02/14/25	EUR	2,700	2,769,097
	1.625%, 05/26/25	EUR	6,770	7,054,788
	1.625%, 09/18/25	EUR	4,680	4,848,032
	2.625%, 02/20/26	EUR	10,000	10,601,477
		Face Amount^	Value†
		(000)
2.000%, 08/19/27	EUR	6,700	$6,831,037
Vornado Realty LP
# 3.500%, 01/15/25		9,000	8,546,248
2.150%, 06/01/26		14,034	12,121,653
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	1,952,145
Walt Disney Co.
1.750%, 01/13/26		9,800	9,076,708
Wells Fargo & Co.
3.184%, 02/08/24	CAD	35,750	26,322,887
# 3.000%, 02/19/25		11,800	11,379,309
1.625%, 06/02/25	EUR	1,000	1,038,474
3.000%, 04/22/26		5,840	5,545,127
2.975%, 05/19/26	CAD	1,000	713,735
3.000%, 10/23/26		11,800	11,137,168
1.375%, 10/26/26	EUR	1,150	1,145,712
1.000%, 02/02/27	EUR	1,650	1,610,009
Welltower OP LLC
4.000%, 06/01/25		400	391,077
Wendel SE
1.375%, 04/26/26	EUR	2,000	2,031,606
Western Union Co.
1.350%, 03/15/26		55,086	49,010,165
Westpac Banking Corp.
2.850%, 05/13/26		4,100	3,884,009
1.150%, 06/03/26		77,908	69,760,107
4.125%, 06/04/26	AUD	1,500	1,048,439
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	625	624,800
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,523,795
Williams Cos., Inc.
4.300%, 03/04/24		5,100	5,053,598
4.000%, 09/15/25		1,699	1,661,297
Williams Cos., Inc.
3.900%, 01/15/25		9,993	9,787,386
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,871,991
WRKCo, Inc.
3.750%, 03/15/25		400	389,572
4.650%, 03/15/26		1,800	1,793,632
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26		3,000	2,858,098
TOTAL BONDS			5,266,259,080

Shares
FOREIGN SOVEREIGN OBLIGATIONS — (0.2%)
FINANCIALS — (0.2%)
Dutch Treasury Certificate	12,000,000	12,942,186

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (14.5%)
U.S. Treasury Notes
0.125%, 07/31/23	51,000	$49,844,531
0.125%, 08/15/23	55,000	53,648,633
0.500%, 11/30/23	210,000	202,740,235
2.125%, 11/30/23	111,000	108,602,227
0.125%, 12/15/23	80,000	76,859,375
0.750%, 12/31/23	138,000	133,072,969
0.875%, 01/31/24	150,000	144,351,563
0.375%, 04/15/24	138,000	131,159,297
TOTAL U.S. TREASURY OBLIGATIONS		900,278,830
TOTAL INVESTMENT SECURITIES (Cost $6,458,731,075)		6,179,480,096

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	3,086,111	$35,700,127
TOTAL INVESTMENTS — (100.0%)
(Cost $6,494,427,115)^^			$6,215,180,223
As of January 31, 2023, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	15,907,125	EUR	14,603,466	State Street Bank and Trust	02/13/23	$18,964
USD	842,359	GBP	679,488	Citibank, N.A.	02/21/23	4,305
USD	4,704,480	EUR	4,320,936	Citibank, N.A.	02/21/23	1,083
USD	9,115,936	EUR	8,371,899	Bank of America Corp.	02/23/23	1,877
USD	11,403,508	EUR	10,429,233	Citibank, N.A.	02/23/23	49,735
CAD	4,822,206	USD	3,549,937	Australia & New Zealand Banking Group Ltd.	02/27/23	74,914
USD	303,745	NZD	468,298	Citibank, N.A.	02/27/23	951
USD	146,715,469	EUR	134,455,470	State Street Bank and Trust	02/27/23	304,226
USD	11,623,229	GBP	9,403,393	Bank of America Corp.	02/28/23	23,663
USD	15,713,959	EUR	14,426,759	Bank of America Corp.	02/28/23	3,396
USD	130,490,114	EUR	119,733,123	Societe Generale	02/28/23	102,213
USD	7,804,469	NOK	76,545,079	Bank of America Corp.	03/22/23	118,573
Total Appreciation						$703,900
USD	9,380,857	SEK	98,040,560	Bank of America Corp.	02/13/23	$(354)
EUR	1,560,425	USD	1,700,162	Citibank, N.A.	02/13/23	(2,463)
USD	123,975,318	EUR	114,936,163	State Street Bank and Trust	02/13/23	(1,071,997)
USD	16,197,316	EUR	14,905,323	Bank of New York Mellon	02/21/23	(27,328)
USD	7,777,743	GBP	6,348,323	Citibank, N.A.	02/21/23	(52,029)
USD	111,095,220	EUR	102,160,573	HSBC Bank	02/21/23	(107,936)
USD	11,303,409	EUR	10,449,023	State Street Bank and Trust	02/21/23	(70,493)
USD	128,043,122	EUR	118,097,396	Bank of America Corp.	02/22/23	(515,479)
USD	11,496,914	EUR	10,573,383	Citibank, N.A.	02/22/23	(13,072)
USD	43,194,588	AUD	64,283,005	Citibank, N.A.	02/23/23	(2,218,100)
USD	125,167,970	EUR	115,358,750	Citibank, N.A.	02/23/23	(417,207)
USD	75,828,901	GBP	61,549,073	Bank of America Corp.	02/27/23	(93,353)
USD	35,115,596	CAD	47,118,785	HSBC Bank	02/27/23	(303,586)
USD	42,287,458	AUD	62,628,564	State Street Bank and Trust	03/01/23	(1,966,835)
USD	60,347,723	NOK	601,940,415	Bank of New York Mellon	03/31/23	(119,455)
USD	43,382,695	AUD	62,992,700	Citibank, N.A.	04/03/23	(1,184,691)
USD	30,922,293	CAD	41,436,871	State Street Bank and Trust	04/14/23	(238,172)

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	29,608,817	CAD	39,845,719	Citibank, N.A.	04/19/23	$(356,734)
Total (Depreciation)						$(8,759,284)
Total Appreciation (Depreciation)						$(8,055,384)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,266,259,080	—	$5,266,259,080
U.S. Treasury Obligations	—	900,278,830	—	900,278,830
Foreign Sovereign Obligations	—	12,942,186	—	12,942,186
Securities Lending Collateral	—	35,700,127	—	35,700,127
Forward Currency Contracts**	—	(8,055,384)	—	(8,055,384)
TOTAL	—	$6,207,124,839	—	$6,207,124,839
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,239,842
BONDS — (92.3%)
3M Co.
#	2.375%, 08/26/29		6,900	6,037,594
#	5.700%, 03/15/37		2,000	2,091,589
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	3,987,546
Ω	2.500%, 02/10/41		4,900	3,446,932
Advance Auto Parts, Inc.
	3.500%, 03/15/32		950	808,221
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,130,459
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,498,732
African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,968,950
Albemarle Corp.
	5.050%, 06/01/32		2,000	1,977,409
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		650	490,282
Allegion PLC
	3.500%, 10/01/29		3,800	3,406,705
Allstate Corp.
	5.350%, 06/01/33		1,900	1,990,813
Altria Group, Inc.
	3.400%, 05/06/30		2,100	1,858,273
	2.450%, 02/04/32		6,200	4,844,249
Amazon.com, Inc.
	2.100%, 05/12/31		6,000	5,111,672
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	319,592
Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,353,173
Amgen, Inc.
	2.300%, 02/25/31		7,100	5,974,150
	4.950%, 10/01/41		1,200	1,153,939
Amphenol Corp.
	2.800%, 02/15/30		5,600	4,956,187
ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27		1,000	944,539
Aon Corp.
	3.750%, 05/02/29		9,775	9,282,243
	2.800%, 05/15/30		900	796,857
Appalachian Power Co.
	7.000%, 04/01/38		1,200	1,415,665
			Face Amount^	Value†
			(000)

	Apple, Inc.
	2.200%, 09/11/29		5,000	$4,437,168
	ArcelorMittal SA
#	4.250%, 07/16/29		2,447	2,343,839
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	5,958,508
	Arrow Electronics, Inc.
	3.875%, 01/12/28		5,330	5,011,558
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,612,741
Ω	5.500%, 08/11/32		4,600	4,614,007
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	3,300,949
	Assurant, Inc.
	2.650%, 01/15/32		6,000	4,632,396
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,900,952
	4.900%, 08/15/37		2,000	1,939,504
	Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	143	141,441
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,591,454
	Avnet, Inc.
	3.000%, 05/15/31		8,245	6,746,658
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		4,280	4,094,960
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		9,170	8,692,543
	3.138%, 11/07/29		2,000	1,816,180
	Banco Santander SA
	3.800%, 02/23/28		5,800	5,430,711
	3.490%, 05/28/30		600	531,519
	Bank of Nova Scotia
	2.450%, 02/02/32		6,800	5,704,059
	BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,145,992
	4.390%, 08/15/37		1,200	985,784
	Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		7,000	6,804,296
	Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		12,631	10,371,814
	Best Buy Co., Inc.
	4.450%, 10/01/28		4,400	4,347,940
	Biogen, Inc.
	2.250%, 05/01/30		3,400	2,882,626
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,228,109

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

BlackRock, Inc.
	3.250%, 04/30/29		1,365	$1,294,632
	1.900%, 01/28/31		15,500	12,954,749
	2.100%, 02/25/32		3,000	2,494,890
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		4,000	3,900,261
BNP Paribas SA
Ω	3.500%, 11/16/27		8,631	8,136,666
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	130,420
Boeing Co.
	2.950%, 02/01/30		1,800	1,591,169
	6.125%, 02/15/33		3,335	3,592,109
	3.600%, 05/01/34		2,600	2,229,686
	3.250%, 02/01/35		300	243,203
Booking Holdings, Inc.
	4.625%, 04/13/30		4,900	4,919,370
Boston Properties LP
	2.550%, 04/01/32		4,000	3,157,358
	2.450%, 10/01/33		6,000	4,572,703
BP Capital Markets America, Inc.
	1.749%, 08/10/30		1,400	1,165,577
	2.721%, 01/12/32		1,800	1,573,163
	3.060%, 06/17/41		9,200	7,336,743
BPCE SA
Ω	2.700%, 10/01/29		2,000	1,757,813
Bpifrance SACA
	0.625%, 05/25/26	EUR	10,000	10,069,991
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		4,500	4,233,722
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,467,104
Broadcom, Inc.
	4.300%, 11/15/32		2,800	2,578,440
Ω	3.419%, 04/15/33		600	503,369
Ω	3.137%, 11/15/35		4,900	3,804,146
Brookfield Finance, Inc.
	4.350%, 04/15/30		2,000	1,900,367
	2.724%, 04/15/31		4,000	3,368,838
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,041	1,960,416
Camden Property Trust
	2.800%, 05/15/30		1,600	1,436,622
Canadian Imperial Bank of Commerce
#	3.600%, 04/07/32		2,000	1,840,492
Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	2,018,807
Cargill, Inc.
Ω	2.125%, 04/23/30		3,270	2,773,639
Carrier Global Corp.
	3.377%, 04/05/40		1,971	1,588,038
Cboe Global Markets, Inc.
	1.625%, 12/15/30		200	162,802
			Face Amount^	Value†
			(000)

	CDP Financial, Inc.
	1.125%, 04/06/27	EUR	4,500	$4,500,989
	Charles Schwab Corp.
	2.750%, 10/01/29		3,000	2,691,410
#	4.625%, 03/22/30		5,000	5,062,889
	Chevron Corp.
	2.954%, 05/16/26		3,000	2,882,193
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,580	1,422,138
	Chubb Corp.
	6.500%, 05/15/38		500	592,020
	Cigna Corp.
	4.375%, 10/15/28		4,600	4,561,835
	2.400%, 03/15/30		3,866	3,339,961
	2.375%, 03/15/31		1,000	847,955
	3.200%, 03/15/40		1,070	854,561
	Citigroup, Inc.
	8.125%, 07/15/39		4,866	6,446,095
	5.875%, 01/30/42		3,000	3,272,160
	CME Group, Inc.
	3.750%, 06/15/28		313	307,184
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,750	3,657,208
	Comcast Corp.
	4.250%, 10/15/30		1,000	988,647
	4.250%, 01/15/33		2,166	2,121,623
	7.050%, 03/15/33		3,437	4,096,423
#	4.400%, 08/15/35		3,250	3,182,834
	Comerica, Inc.
	4.000%, 02/01/29		1,000	967,785
	Commonwealth Bank of Australia
#Ω	1.875%, 09/15/31		8,500	6,984,897
	Conagra Brands, Inc.
	5.300%, 11/01/38		6,600	6,639,027
	ConocoPhillips
	5.900%, 10/15/32		6,600	7,370,093
	6.500%, 02/01/39		1,100	1,305,234
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,529,207
	5.500%, 12/01/39		1,400	1,444,276
	5.700%, 06/15/40		294	307,478
	Constellation Energy Generation LLC
	5.600%, 06/15/42		568	574,989
	Cooperatieve Rabobank UA
	1.250%, 03/23/26	EUR	5,000	5,130,610
	Corporate Office Properties LP
	2.900%, 12/01/33		2,000	1,467,065
	Costco Wholesale Corp.
#	1.750%, 04/20/32		3,698	3,048,605
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,513,778
	Credit Agricole SA
	3.875%, 04/15/24		78	76,946

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,280	$1,234,088
Danske Bank AS
Ω	4.375%, 06/12/28	6,000	5,672,203
Deere & Co.
	5.375%, 10/16/29	250	265,829
Dell International LLC/EMC Corp.
Ω	3.375%, 12/15/41	5,000	3,600,157
Devon Energy Corp.
	4.750%, 05/15/42	8,000	7,170,828
Diageo Capital PLC
	2.375%, 10/24/29	7,400	6,511,859
Dominion Energy, Inc.
	4.900%, 08/01/41	5,755	5,396,165
Dow Chemical Co.
	5.250%, 11/15/41	8,000	7,935,354
DuPont de Nemours, Inc.
	5.319%, 11/15/38	5,000	5,171,607
Eagle Materials, Inc.
	2.500%, 07/01/31	600	490,270
Eastman Chemical Co.
	4.800%, 09/01/42	2,000	1,819,150
Eaton Corp.
	4.000%, 11/02/32	12,331	11,848,133
EIDP, Inc.
	2.300%, 07/15/30	1,225	1,061,387
Elevance Health, Inc.
	4.101%, 03/01/28	5,000	4,907,598
	2.250%, 05/15/30	3,616	3,085,066
Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	3,662,396
Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,333,590
	6.650%, 10/15/34	1,500	1,664,024
EOG Resources, Inc.
	4.375%, 04/15/30	7,143	7,121,231
Equinor ASA
Ω	6.500%, 12/01/28	4,000	4,362,404
ERP Operating LP
	1.850%, 08/01/31	2,000	1,620,957
Estee Lauder Cos., Inc.
	2.600%, 04/15/30	2,000	1,789,972
Expedia Group, Inc.
	3.250%, 02/15/30	53	46,591
Exxon Mobil Corp.
#	2.440%, 08/16/29	6,050	5,476,536
Fairfax Financial Holdings Ltd.
#Ω	5.625%, 08/16/32	950	924,678
FedEx Corp.
	4.900%, 01/15/34	3,588	3,567,023
Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	7,837,727
	2.450%, 03/15/31	1,000	809,468
		Face Amount^	Value†
		(000)

Fidelity National Information Services, Inc.
#	5.100%, 07/15/32	3,500	$3,509,386
Flex Ltd.
	4.875%, 06/15/29	2,389	2,357,909
	4.875%, 05/12/30	2,500	2,449,816
Flowserve Corp.
	2.800%, 01/15/32	9,600	7,657,120
FMR LLC
Ω	4.950%, 02/01/33	8,555	8,138,636
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,461,848
Fox Corp.
	5.476%, 01/25/39	5,600	5,435,247
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	2,300	1,746,249
Ω	3.000%, 12/01/31	571	448,267
GATX Corp.
	3.500%, 06/01/32	1,050	918,832
General Motors Co.
	5.000%, 04/01/35	1,350	1,245,250
Georgia-Pacific LLC
	7.750%, 11/15/29	4,760	5,527,621
Ω	2.300%, 04/30/30	7,000	5,999,411
Gilead Sciences, Inc.
	2.600%, 10/01/40	786	583,541
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	1,600	1,568,589
Glencore Funding LLC
#Ω	2.850%, 04/27/31	5,600	4,796,167
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,032,843
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	6,200	6,812,890
Halliburton Co.
	6.700%, 09/15/38	5,400	6,088,080
	7.450%, 09/15/39	1,000	1,198,652
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	2,914,836
Healthcare Reality Holdings LP
	2.000%, 03/15/31	400	315,646
Hess Corp.
	5.600%, 02/15/41	2,000	1,994,893
Home Depot, Inc.
	5.875%, 12/16/36	2,675	3,004,217
	3.300%, 04/15/40	3,600	3,049,047
HP, Inc.
	3.400%, 06/17/30	8,200	7,276,422
HSBC Holdings PLC
	4.950%, 03/31/30	3,556	3,567,130
ING Groep NV
	3.950%, 03/29/27	6,550	6,317,781

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	4.550%, 10/02/28	206	$201,488
	Intel Corp.
	4.000%, 12/15/32	1,000	945,511
	4.600%, 03/25/40	1,700	1,612,974
	2.800%, 08/12/41	3,000	2,203,629
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40	7,000	5,212,130
	International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,657,336
	3.500%, 05/15/29	29	27,256
	1.950%, 05/15/30	2,800	2,353,208
	4.150%, 05/15/39	2,300	2,077,566
	2.850%, 05/15/40	2,000	1,528,110
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	3,500	2,682,562
	Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	1,880,205
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	4,000	3,704,228
Ω	4.000%, 09/23/29	1,500	1,345,304
	Jabil, Inc.
	3.600%, 01/15/30	3,995	3,608,777
	3.000%, 01/15/31	5,767	4,947,078
	Jackson Financial, Inc.
#	5.670%, 06/08/32	2,000	1,973,868
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	1,500	1,231,910
	Johnson & Johnson
	1.300%, 09/01/30	2,825	2,355,926
	4.950%, 05/15/33	3,800	4,113,648
	4.375%, 12/05/33	4,334	4,442,392
	2.100%, 09/01/40	9,000	6,595,504
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	6,456,765
	Kellogg Co.
	7.450%, 04/01/31	700	821,611
	Kemper Corp.
	2.400%, 09/30/30	5,500	4,414,164
	3.800%, 02/23/32	3,100	2,707,618
	Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,217,889
	Kimco Realty OP LLC
	4.600%, 02/01/33	2,500	2,418,040
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	1,565	1,673,970
	Kinder Morgan, Inc.
	5.300%, 12/01/34	5,000	4,935,094
	Kroger Co.
	7.500%, 04/01/31	6,725	7,811,203
	Lam Research Corp.
	4.000%, 03/15/29	1,600	1,567,147
		Face Amount^	Value†
		(000)

	Lazard Group LLC
	4.500%, 09/19/28	7,000	$6,793,559
	Lear Corp.
	3.500%, 05/30/30	3,595	3,146,066
	Leggett & Platt, Inc.
	4.400%, 03/15/29	6,200	6,004,820
	Lincoln National Corp.
	3.050%, 01/15/30	4,692	4,078,834
#	3.400%, 01/15/31	60	52,593
	3.400%, 03/01/32	2,000	1,709,087
	Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	3,882,399
	Lockheed Martin Corp.
	4.500%, 05/15/36	2,450	2,439,582
	Loews Corp.
	6.000%, 02/01/35	1,900	2,055,911
	LSEGA Financing PLC
Ω	2.500%, 04/06/31	5,000	4,309,501
Ω	3.200%, 04/06/41	700	554,330
	LYB International Finance III LLC
	3.375%, 10/01/40	8,500	6,537,002
	Markel Corp.
	3.350%, 09/17/29	7,000	6,343,706
	Mars, Inc.
Ω	3.600%, 04/01/34	9,159	8,355,955
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	1,742,668
	2.250%, 11/15/30	7,900	6,678,755
	2.375%, 12/15/31	65	54,581
	5.875%, 08/01/33	2,500	2,731,434
	Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31	8,788	11,219,497
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	1,091	1,201,523
	MetLife, Inc.
	6.500%, 12/15/32	300	347,407
	5.700%, 06/15/35	7,200	7,905,919
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	4,140,294
	3.366%, 11/01/41	3,200	2,296,571
	Microsoft Corp.
#	3.500%, 02/12/35	16,000	15,069,044
	4.200%, 11/03/35	3,750	3,787,704
	Mississippi Power Co.
	4.250%, 03/15/42	1,200	1,035,603
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30	8,750	7,180,977
	3.751%, 07/18/39	3,200	2,788,634
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	1,855,045
	Morgan Stanley
	7.250%, 04/01/32	4,234	4,964,794

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		2,500	$2,495,147
Mosaic Co.
4.050%, 11/15/27		4,000	3,921,318
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,753,675
5.600%, 06/01/32		1,111	1,132,730
MPLX LP
4.125%, 03/01/27		1,600	1,551,229
4.500%, 04/15/38		5,610	5,096,187
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,672,726
NetApp, Inc.
2.700%, 06/22/30		3,600	3,090,327
Newmont Corp.
5.875%, 04/01/35		5,000	5,358,959
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,595,401
2.679%, 07/16/30		2,000	1,663,186
Nordea Bank Abp
0.500%, 05/14/27	EUR	2,000	1,935,693
Northern Trust Corp.
1.950%, 05/01/30		9,100	7,716,264
Nucor Corp.
3.950%, 05/01/28		6,000	5,842,831
2.700%, 06/01/30		3,100	2,733,507
3.125%, 04/01/32		580	516,245
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,390,194
Oracle Corp.
3.250%, 11/15/27		1,799	1,693,418
# 3.250%, 05/15/30		2,966	2,668,878
3.600%, 04/01/40		4,000	3,169,335
ORIX Corp.
2.250%, 03/09/31		1,500	1,228,855
4.000%, 04/13/32		2,500	2,321,141
Owens Corning
3.875%, 06/01/30		4,900	4,610,798
Paramount Global
# 4.200%, 05/19/32		2,560	2,197,595
PayPal Holdings, Inc.
# 4.400%, 06/01/32		5,000	4,906,791
PerkinElmer, Inc.
3.300%, 09/15/29		1,500	1,350,677
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,180,869
Phillips 66
2.150%, 12/15/30		2,200	1,834,582
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	142,150
PPG Industries, Inc.
2.800%, 08/15/29		5,500	4,870,982
2.550%, 06/15/30		4,000	3,464,926
Primerica, Inc.
2.800%, 11/19/31		5,950	5,042,389
			Face Amount^	Value†
			(000)

	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	$5,341,606
	Progressive Corp.
	3.000%, 03/15/32		200	180,572
	6.250%, 12/01/32		900	1,014,960
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	300	277,000
	Prologis LP
	4.625%, 01/15/33		8,000	8,065,312
	Prudential Financial, Inc.
	3.878%, 03/27/28		2,856	2,799,189
	5.750%, 07/15/33		3,625	3,901,275
	3.000%, 03/10/40		600	475,896
	Prudential PLC
	3.125%, 04/14/30		3,600	3,264,391
	3.625%, 03/24/32		2,750	2,529,420
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,148,967
	QUALCOMM, Inc.
#	2.150%, 05/20/30		7,717	6,737,427
	4.650%, 05/20/35		400	408,723
	Ralph Lauren Corp.
	2.950%, 06/15/30		600	537,483
	Rayonier LP
	2.750%, 05/17/31		3,500	2,907,682
	Raytheon Technologies Corp.
	4.450%, 11/16/38		200	192,713
	4.875%, 10/15/40		4,000	3,947,521
	Realty Income Corp.
	5.625%, 10/13/32		2,600	2,756,363
	2.850%, 12/15/32		2,067	1,767,096
	1.800%, 03/15/33		4,600	3,507,470
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		2,357	2,294,623
	3.150%, 06/15/30		1,200	1,058,922
	Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28		2,120	2,389,700
	Royal Bank of Canada
	3.875%, 05/04/32		2,000	1,874,676
	5.000%, 02/01/33		6,000	6,090,670
	Royalty Pharma PLC
	3.300%, 09/02/40		4,450	3,328,205
	Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		1,000	964,551
	Schlumberger Investment SA
	2.650%, 06/26/30		550	489,188
	Shell International Finance BV
	2.375%, 11/07/29		2,000	1,791,266
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	84,495

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Simon Property Group LP
	2.650%, 07/15/30		3,800	$3,299,332
	2.250%, 01/15/32		3,967	3,225,057
	Societe Generale SA
Ω	3.000%, 01/22/30		5,400	4,576,446
	Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,677,020
	Stanley Black & Decker, Inc.
#	3.000%, 05/15/32		7,000	6,062,801
	Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,477,220
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		9,099	7,333,497
	STORE Capital Corp.
	2.750%, 11/18/30		4,000	3,125,695
	Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	200	202,555
	3.544%, 01/17/28		3,100	2,958,426
	3.040%, 07/16/29		3,000	2,682,197
	2.222%, 09/17/31		6,227	5,065,481
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,825,866
	6.500%, 06/15/38		1,000	1,088,297
	Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	16,000	17,615,314
	Swedbank AB
	1.300%, 02/17/27	EUR	1,000	976,733
	Tapestry, Inc.
	3.050%, 03/15/32		1,762	1,444,290
	Telefonica Europe BV
	8.250%, 09/15/30		6,875	8,018,728
	T-Mobile USA, Inc.
	3.000%, 02/15/41		8,500	6,338,609
	Toronto-Dominion Bank
#	2.000%, 09/10/31		2,778	2,275,377
	3.200%, 03/10/32		5,000	4,485,445
	4.456%, 06/08/32		4,909	4,818,426
	TotalEnergies Capital International SA
	2.829%, 01/10/30		4,000	3,639,723
	TotalEnergies Capital SA
	3.883%, 10/11/28		4,528	4,478,584
	Toyota Motor Credit Corp.
	3.050%, 01/11/28		7,000	6,587,508
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		4,145	3,991,617
	Travelers Cos., Inc.
	6.250%, 06/15/37		670	769,055
	Union Pacific Corp.
	3.375%, 02/14/42		250	210,848
	United Parcel Service, Inc.
	6.200%, 01/15/38		1,600	1,859,897
	5.200%, 04/01/40		5,260	5,620,302
		Face Amount^	Value†
		(000)

UnitedHealth Group, Inc.
3.875%, 12/15/28		2,600	$2,533,482
4.625%, 07/15/35		5,250	5,302,281
2.750%, 05/15/40		1,200	930,366
Unum Group
4.000%, 06/15/29		2,875	2,707,934
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,113,968
6.625%, 06/15/37		2,300	2,564,590
Ventas Realty LP
3.000%, 01/15/30		3,400	2,969,379
Verizon Communications, Inc.
4.500%, 08/10/33		100	97,767
VF Corp.
# 2.950%, 04/23/30		6,945	6,029,461
Viatris, Inc.
3.850%, 06/22/40		5,350	3,904,972
Virginia Electric & Power Co.
8.875%, 11/15/38		670	943,785
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,434,057
Volvo Treasury AB
2.000%, 08/19/27	EUR	1,000	1,019,558
Vornado Realty LP
3.400%, 06/01/31		4,350	3,332,992
Walt Disney Co.
2.650%, 01/13/31		4,535	4,002,453
6.200%, 12/15/34		6,200	7,113,831
Wells Fargo & Co.
4.150%, 01/24/29		5,764	5,596,953
Welltower OP LLC
3.100%, 01/15/30		1,200	1,048,299
2.750%, 01/15/31		7,300	6,123,355
Westlake Corp.
3.375%, 06/15/30		1,016	911,648
2.875%, 08/15/41		800	562,769
Westpac Banking Corp.
# 2.150%, 06/03/31		14,652	12,606,066
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,552,494
7.950%, 02/15/31		3,112	3,622,668
Williams Cos., Inc.
8.750%, 03/15/32		4,600	5,650,204
6.300%, 04/15/40		1,000	1,083,870
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,514,024
TOTAL BONDS			1,212,129,361
U.S. TREASURY OBLIGATIONS — (3.5%)
U.S. Treasury Bonds
1.750%, 08/15/41		7,000	5,099,609
U.S. Treasury Notes
0.375%, 04/30/25		3,000	2,763,281
0.250%, 05/31/25		11,750	10,766,856
0.250%, 07/31/25		3,750	3,420,703
0.250%, 08/31/25		11,000	10,005,703

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.250%, 11/15/25	5,000	$4,783,008
0.375%, 11/30/25	4,500	4,078,125
2.625%, 01/31/26	6,000	5,793,750
TOTAL U.S. TREASURY OBLIGATIONS		46,711,035
TOTAL INVESTMENT SECURITIES (Cost $1,410,342,570)		1,264,080,238

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	4,298,524	$49,725,320
TOTAL INVESTMENTS — (100.0%)
(Cost $1,460,068,724)^^			$1,313,805,558

As of January 31, 2023, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,310,930	EUR	3,958,983	Bank of America Corp.	02/06/23	$5,674
USD	5,019,096	AUD	7,058,390	State Street Bank and Trust	02/27/23	31,921
Total Appreciation						$37,595
USD	15,158,701	EUR	14,103,061	Bank of America Corp.	02/06/23	$(177,886)
USD	2,337,003	EUR	2,205,625	UBS AG	02/06/23	(61,537)
USD	15,729,095	EUR	14,502,849	Citibank, N.A.	02/24/23	(60,399)
USD	4,559,207	EUR	4,201,016	UBS AG	02/24/23	(14,509)
USD	3,345,222	AUD	4,744,751	Citibank, N.A.	02/27/23	(7,229)
Total (Depreciation)						$(321,560)
Total Appreciation (Depreciation)						$(283,965)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,239,842	—	$5,239,842
Bonds	—	1,212,129,361	—	1,212,129,361
U.S. Treasury Obligations	—	46,711,035	—	46,711,035
Securities Lending Collateral	—	49,725,320	—	49,725,320
Forward Currency Contracts**	—	(283,965)	—	(283,965)
TOTAL	—	$1,313,521,593	—	$1,313,521,593
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (92.9%)
AUSTRALIA — (2.2%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		4,000	$3,931,440
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	2,431,697
	4.200%, 03/23/25		2,000	1,952,479
Ω	4.200%, 03/23/25		1,200	1,171,487
Bank of New Zealand
Ω	1.000%, 03/03/26		300	267,470
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,485,590
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	411,774
	1.750%, 03/17/25	EUR	1,000	1,042,264
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,375,395
Ω	1.625%, 09/01/25		1,175	1,077,192
Ω	1.625%, 04/27/26		700	630,218
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	476,770
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,235	2,234,286
TOTAL AUSTRALIA				20,488,062
BELGIUM — (1.0%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,800,810
	0.375%, 02/13/26	EUR	5,000	4,919,572
DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,278,776
TOTAL BELGIUM				8,999,158
CANADA — (4.9%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	5,000	5,079,275
Bank of Montreal
	1.250%, 09/15/26		5,000	4,437,929
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,275,476
Brookfield Corp.
	4.000%, 01/15/25		2,100	2,067,455
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	6,820,448
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	1,173,573
	2.050%, 07/15/25		250	233,913
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	$2,152,095
Enbridge, Inc.
	2.500%, 01/15/25		2,200	2,096,093
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,196,531
Spectra Energy Partners LP
	4.750%, 03/15/24		500	498,008
Toronto-Dominion Bank
	2.350%, 03/08/24		2,000	1,948,803
	1.200%, 06/03/26		7,500	6,690,534
TOTAL CANADA				45,670,133
DENMARK — (1.9%)
AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	5,500	5,677,430
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	2,000,604
	0.625%, 05/26/25	EUR	2,500	2,535,990
ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	2,870,512
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	4,863,367
TOTAL DENMARK				17,947,903
FINLAND — (0.4%)
OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	3,500	3,634,325
FRANCE — (3.3%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		800	764,040
	1.625%, 01/19/26	EUR	1,500	1,537,575
	0.750%, 06/08/26	EUR	3,000	2,970,627
BNP Paribas SA
Ω	3.375%, 01/09/25		2,000	1,939,174
	1.250%, 03/19/25	EUR	2,000	2,077,805
BPCE SA
	1.000%, 07/15/24	EUR	700	736,349
Ω	2.375%, 01/14/25		2,300	2,168,166
Ω	1.000%, 01/20/26		3,000	2,671,727
	1.375%, 03/23/26	EUR	1,000	1,011,693
Credit Agricole SA
	0.500%, 06/24/24	EUR	800	835,603
	1.000%, 09/16/24	EUR	1,000	1,048,448
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,846,970
	0.250%, 02/23/26	EUR	1,043	1,015,225
PSA Banque France SA
	0.000%, 01/22/25	EUR	1,000	1,011,822

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Societe Generale SA
Ω	2.625%, 10/16/24		800	$762,954
Ω	1.375%, 07/08/25		3,600	3,302,938
	0.125%, 02/24/26	EUR	2,200	2,155,820
Ω	4.000%, 01/12/27		2,000	1,909,927
TOTAL FRANCE				30,766,863
GERMANY — (4.6%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,751,765
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	973,168
Commerzbank AG
	1.750%, 01/22/25	GBP	600	686,103
	1.125%, 06/22/26	EUR	3,000	2,938,372
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,600	2,693,023
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,347,653
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,785,105
	2.625%, 12/16/24	GBP	1,000	1,167,089
	4.100%, 01/13/26		1,000	974,708
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	1,500	1,600,394
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	2,851,326
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,819,190
Mercedes-Benz Finance North America LLC
	3.350%, 02/22/23		333	332,783
Ω	1.450%, 03/02/26		6,000	5,461,872
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,870	4,408,115
Volkswagen Bank GmbH
	1.250%, 06/10/24	EUR	2,000	2,102,984
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	4,806,249
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	480,942
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	482,230
TOTAL GERMANY				43,663,071
			Face Amount^	Value†
			(000)
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	$5,549,737
	1.750%, 01/30/26		500	449,424
TOTAL IRELAND				5,999,161
ITALY — (2.2%)
Enel Finance International NV
	0.375%, 06/17/27	EUR	2,000	1,894,594
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	2,000	2,092,134
Ω	3.250%, 09/23/24		800	764,793
	0.625%, 02/24/26	EUR	3,800	3,705,793
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	754,787
	2.375%, 10/17/24		1,661	1,572,774
	1.250%, 02/17/26		3,500	3,084,025
Snam SpA
	0.000%, 08/15/25	EUR	5,000	4,969,505
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,711,155
TOTAL ITALY				20,549,560
JAPAN — (6.1%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,082,958
Aircastle Ltd.
	4.125%, 05/01/24		2,000	1,955,766
Ω	5.250%, 08/11/25		50	48,868
	4.250%, 06/15/26		3,500	3,374,129
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	267	283,461
East Japan Railway Co.
	2.614%, 09/08/25	EUR	2,700	2,873,940
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,010,724
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	1,000	1,040,294
	3.850%, 03/01/26		4,000	3,868,748
	2.757%, 09/13/26		1,000	930,289
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,450	1,494,728
	3.477%, 04/12/26		3,300	3,149,552
Nissan Motor Acceptance Co. LLC
Ω	3.450%, 03/15/23		1,000	997,393
Ω	1.125%, 09/16/24		500	463,506
Ω	2.000%, 03/09/26		1,500	1,330,122

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	$2,831,887
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,230,554
	1.653%, 07/14/26		700	622,447
NTT Finance Corp.
	0.082%, 12/13/25	EUR	1,000	993,401
Sumitomo Mitsui Financial Group, Inc.
	0.948%, 01/12/26		5,200	4,644,066
	1.546%, 06/15/26	EUR	1,522	1,541,445
	2.632%, 07/14/26		1,500	1,392,637
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	5,900	6,153,771
Toyota Finance Australia Ltd.
	0.064%, 01/13/25	EUR	1,500	1,528,968
Toyota Motor Corp.
	1.339%, 03/25/26		3,226	2,933,657
TOTAL JAPAN				57,777,311
LUXEMBOURG — (0.2%)
ArcelorMittal SA
	6.125%, 06/01/25		500	510,266
	4.875%, 09/26/26	EUR	1,500	1,669,778
TOTAL LUXEMBOURG				2,180,044
NETHERLANDS — (2.1%)
ABN AMRO Bank NV
	0.875%, 01/15/24	EUR	1,900	2,022,750
	2.375%, 06/01/27	EUR	1,000	1,031,227
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,403,109
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,006,827
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,100,399
JAB Holdings BV
	1.750%, 06/25/26	EUR	1,500	1,535,468
Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,466,374
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	700	735,006
LYB International Finance II BV
	0.875%, 09/17/26	EUR	1,200	1,172,087
TOTAL NETHERLANDS				19,473,247
NORWAY — (0.5%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,093,846
			Face Amount^	Value†
			(000)
PORTUGAL — (0.5%)
EDP - Energias de Portugal SA
	2.875%, 06/01/26	EUR	4,100	$4,353,283
SPAIN — (1.7%)
	Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	3,000	3,108,065
	Banco Santander SA
	1.849%, 03/25/26		2,000	1,804,899
CaixaBank SA
	2.375%, 02/01/24	EUR	2,000	2,152,392
	1.000%, 06/25/24	EUR	300	314,399
	1.375%, 06/19/26	EUR	1,800	1,796,673
	Naturgy Finance BV
	0.875%, 05/15/25	EUR	1,500	1,534,667
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,822,277
	Santander UK Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,176,570
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	1,000	1,252,082
	TOTAL SPAIN			15,962,024
SWEDEN — (1.8%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	3,521,209
	Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	1,000	1,025,511
Swedbank AB
Ω	0.600%, 09/25/23		1,600	1,553,216
	0.250%, 10/09/24	EUR	2,500	2,572,002
	0.750%, 05/05/25	EUR	2,000	2,040,625
Volvo Treasury AB
	2.125%, 09/01/24	EUR	1,000	1,064,272
	2.625%, 02/20/26	EUR	4,400	4,664,650
	TOTAL SWEDEN			16,441,485
SWITZERLAND — (1.4%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	1,000	1,054,416
Credit Suisse Group AG
	3.750%, 03/26/25		2,550	2,392,993
	4.550%, 04/17/26		3,500	3,251,487
UBS AG
Ω	0.450%, 02/09/24		2,000	1,909,049
	0.010%, 03/31/26	EUR	2,000	1,944,416
UBS Group AG
	4.125%, 09/24/25		2,000	1,958,995
	4.125%, 04/15/26		1,000	976,922
	TOTAL SWITZERLAND			13,488,278

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (6.5%)
AstraZeneca PLC
	0.700%, 04/08/26		5,820	$5,193,004
Barclays PLC
	3.650%, 03/16/25		1,650	1,604,131
	4.375%, 01/12/26		2,160	2,116,397
	3.000%, 05/08/26	GBP	2,000	2,309,635
BAT Capital Corp.
	3.222%, 08/15/24		200	194,542
	3.215%, 09/06/26		1,500	1,412,892
BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	957,164
	1.668%, 03/25/26		3,000	2,707,713
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,500	1,441,679
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	285	304,738
British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	1,006,577
CK Hutchison Group Telecom Finance SA
	0.750%, 04/17/26	EUR	2,000	1,973,582
CNH Industrial Capital LLC
	1.950%, 07/02/23		800	789,383
	4.200%, 01/15/24		1,567	1,553,069
	3.950%, 05/23/25		1,700	1,663,802
Experian Finance PLC
	1.375%, 06/25/26	EUR	2,000	2,035,493
HSBC Holdings PLC
	4.300%, 03/08/26		3,000	2,937,982
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,000	4,476,637
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,717,263
National Grid PLC
	2.179%, 06/30/26	EUR	3,300	3,417,724
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,080,114
Ω	3.900%, 07/21/25		1,800	1,749,142
Ω	1.000%, 08/28/25		2,600	2,336,984
Ω	1.500%, 10/13/26		1,500	1,325,536
NatWest Group PLC
	4.800%, 04/05/26		5,800	5,780,214
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,472,656
Standard Chartered PLC
Ω	3.200%, 04/17/25		2,000	1,925,376
Ω	4.050%, 04/12/26		2,400	2,333,365
Vodafone Group PLC
	1.875%, 09/11/25	EUR	1,500	1,570,147
TOTAL UNITED KINGDOM				61,386,941
			Face Amount^	Value†
			(000)
UNITED STATES — (51.0%)
	AbbVie, Inc.
	3.600%, 05/14/25		500	$487,347
	AES Corp.
Ω	3.300%, 07/15/25		1,500	1,429,660
	Aetna, Inc.
	3.500%, 11/15/24		412	402,750
	Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	1,986,624
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,724,582
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		650	636,327
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	610,542
	American Honda Finance Corp.
	0.750%, 01/17/24	EUR	1,900	2,016,202
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	4,400	4,511,914
American Tower Corp.
	3.375%, 05/15/24		900	880,576
	4.400%, 02/15/26		1,300	1,284,880
	1.600%, 04/15/26		4,500	4,066,838
	1.950%, 05/22/26	EUR	500	507,078
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		2,500	2,349,306
	Amgen, Inc.
	2.000%, 02/25/26	EUR	3,500	3,643,084
	Archer-Daniels-Midland Co.
	1.000%, 09/12/25	EUR	1,000	1,024,215
Ares Capital Corp.
	4.200%, 06/10/24		3,000	2,950,182
	3.250%, 07/15/25		2,500	2,353,640
	3.875%, 01/15/26		1,000	940,665
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,354,595
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,482,680
	Ball Corp.
	4.875%, 03/15/26		1,000	985,025
Bank of America Corp.
	2.375%, 06/19/24	EUR	1,500	1,609,471
	3.500%, 04/19/26		2,690	2,617,356
	Becton Dickinson and Co.
	0.034%, 08/13/25	EUR	4,250	4,231,611
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,937	3,907,662
	5.950%, 06/01/26		1,926	1,975,449
	Boeing Co.
	2.600%, 10/30/25		1,827	1,716,910
Boeing Co.
	3.100%, 05/01/26		4,100	3,901,857
	2.250%, 06/15/26		153	140,316

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Booking Holdings, Inc.
	3.600%, 06/01/26		2,000	$1,944,085
Brixmor Operating Partnership LP
	3.650%, 06/15/24		1,000	970,982
	3.850%, 02/01/25		800	775,202
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,840	1,813,919
Campbell Soup Co.
	3.950%, 03/15/25		1,000	984,898
	3.300%, 03/19/25		1,223	1,183,585
	Capital One Financial Corp.
	3.200%, 02/05/25		1,000	970,303
	Cargill, Inc.
Ω	0.750%, 02/02/26		6,390	5,726,173
	Carrier Global Corp.
	2.242%, 02/15/25		79	74,997
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	5,857,633
	CenterPoint Energy, Inc.
	1.450%, 06/01/26		500	451,829
Charles Schwab Corp.
	0.900%, 03/11/26		3,135	2,806,735
	1.150%, 05/13/26		2,150	1,932,620
	Cigna Corp.
	1.250%, 03/15/26		5,000	4,505,122
Citigroup, Inc.
	3.700%, 01/12/26		1,400	1,367,529
	3.400%, 05/01/26		6,000	5,778,811
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,497,474
	Comcast Corp.
	3.150%, 03/01/26		900	868,752
	Conagra Brands, Inc.
	4.300%, 05/01/24		704	696,709
	Constellation Energy Generation LLC
	3.250%, 06/01/25		3,500	3,368,301
	Corporate Office Properties LP
	2.250%, 03/15/26		1,200	1,086,008
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	369,928
	Crown Castle, Inc.
	1.050%, 07/15/26		6,000	5,294,136
	DCP Midstream Operating LP
	5.375%, 07/15/25		2,000	1,995,950
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,425,252
	Discover Bank
	3.450%, 07/27/26		2,000	1,891,490
Discover Financial Services
	3.750%, 03/04/25		1,200	1,165,044
	4.500%, 01/30/26		2,500	2,451,700
	4.100%, 02/09/27		1,000	962,232
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discovery Communications LLC
	4.900%, 03/11/26		4,186	$4,151,243
Dominion Energy, Inc.
	3.300%, 03/15/25		600	579,746
	1.450%, 04/15/26		3,000	2,708,315
	Dover Corp.
	0.750%, 11/04/27	EUR	2,310	2,183,811
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,904,226
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,105,991
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	2,026,526
	1.800%, 09/15/26		3,000	2,652,987
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	975,012
	eBay, Inc.
	1.400%, 05/10/26		3,141	2,831,478
	Edison International
	4.950%, 04/15/25		5,500	5,472,171
	Elevance Health, Inc.
	1.500%, 03/15/26		4,201	3,828,958
Energy Transfer LP
	4.050%, 03/15/25		1,500	1,470,341
	4.750%, 01/15/26		4,166	4,128,696
	EPR Properties
	4.750%, 12/15/26		2,000	1,868,213
	Equinix, Inc.
	1.450%, 05/15/26		6,500	5,831,693
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,281,068
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,166,849
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	4,867,799
Fidelity National Information Services, Inc.
	0.625%, 12/03/25	EUR	1,000	1,005,323
	1.150%, 03/01/26		4,300	3,834,847
	1.500%, 05/21/27	EUR	1,500	1,496,957
	Fiserv, Inc.
	3.200%, 07/01/26		6,500	6,177,853
Flex Ltd.
	4.750%, 06/15/25		650	643,942
	3.750%, 02/01/26		5,000	4,817,359
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,909,940
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,976,325
	General Mills, Inc.
	0.450%, 01/15/26	EUR	2,000	1,992,964
	General Motors Co.
	6.125%, 10/01/25		1,300	1,333,156

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	General Motors Financial Co. Inc.
	0.850%, 02/26/26	EUR	750	$742,626
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,302,625
	1.250%, 01/08/26		300	268,976
	5.250%, 03/01/26		1,473	1,475,858
	Gilead Sciences, Inc.
	3.650%, 03/01/26		3,986	3,882,726
Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,422,651
	4.800%, 04/01/26		4,250	4,219,979
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,016,187
Goldman Sachs Group, Inc.
	3.750%, 05/22/25		1,000	976,668
	4.250%, 01/29/26	GBP	700	852,561
	3.750%, 02/25/26		1,500	1,465,624
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	810,767
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,328,125
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,037,572
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,262,276
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,730,336
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,302	2,293,095
	1.750%, 04/01/26		2,000	1,823,651
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	5,250	5,484,962
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	115,352
HP, Inc.
	2.200%, 06/17/25		2,000	1,883,466
	1.450%, 06/17/26		2,242	2,000,454
	Humana, Inc.
	3.850%, 10/01/24		3,000	2,954,331
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	677,051
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,796	1,791,328
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	3,933,120
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	494,624
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Jabil, Inc.
	1.700%, 04/15/26		6,825	$6,161,159
Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	863	897,870
	4.850%, 01/15/27		4,000	4,012,842
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	2,000	2,086,872
	JPMorgan Chase & Co.
	3.300%, 04/01/26		2,262	2,182,573
	Kellogg Co.
	1.250%, 03/10/25	EUR	3,000	3,121,646
	Kilroy Realty LP
	3.450%, 12/15/24		2,000	1,931,594
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		2,502	2,254,323
	Las Vegas Sands Corp.
	2.900%, 06/25/25		3,000	2,808,874
	Lazard Group LLC
	3.750%, 02/13/25		1,000	973,371
	Lennar Corp.
	4.750%, 05/30/25		1,200	1,185,729
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	969,480
	LYB International Finance III LLC
	1.250%, 10/01/25		566	512,475
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	133,048
Marathon Petroleum Corp.
	3.625%, 09/15/24		100	98,189
	4.700%, 05/01/25		1,900	1,896,212
	5.125%, 12/15/26		250	252,568
	Marriott International, Inc.
	3.750%, 03/15/25		5,000	4,867,460
McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,057,332
	0.900%, 12/03/25		2,600	2,336,373
	Micron Technology, Inc.
	4.975%, 02/06/26		1,500	1,504,536
	Molson Coors Beverage Co.
	3.000%, 07/15/26		500	472,207
	Morgan Stanley
	3.875%, 01/27/26		4,720	4,609,281
	MPLX LP
	1.750%, 03/01/26		944	859,695
	NetApp, Inc.
	1.875%, 06/22/25		100	93,032
	Netflix, Inc.
	5.875%, 02/15/25		3,000	3,043,770
	Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,955,500
	NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	927,507

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	NIBC Bank NV
	2.000%, 04/09/24	EUR	2,000	$2,118,639
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,442,351
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	489,972
	OneMain Finance Corp.
	6.875%, 03/15/25		3,585	3,573,743
	Oracle Corp.
	2.950%, 05/15/25		5,000	4,803,146
	Paramount Global
	4.750%, 05/15/25		2,162	2,145,232
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	558,244
Ω	1.700%, 06/15/26		5,150	4,582,214
	PerkinElmer, Inc.
	1.875%, 07/19/26	EUR	6,000	6,063,037
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,351,995
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	2,000	2,143,987
	2.750%, 02/25/26		95	90,363
	0.875%, 05/01/26		841	749,880
	Phillips 66
	1.300%, 02/15/26		1,500	1,363,547
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,463,593
	PPG Industries, Inc.
	1.200%, 03/15/26		6,000	5,402,810
	Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,222,114
	Public Storage
	0.875%, 02/15/26		5,500	4,960,649
PulteGroup, Inc.
	5.500%, 03/01/26		3,186	3,216,368
	5.000%, 01/15/27		2,000	2,009,029
	Qwest Corp.
	7.250%, 09/15/25		2,000	2,003,000
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,383,882
Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,360,639
	3.800%, 12/15/26		479	464,853
	Ross Stores, Inc.
	0.875%, 04/15/26		2,024	1,800,095
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,615,521
	Ryder System, Inc.
	4.625%, 06/01/25		500	495,552
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,466,572
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	$2,485,250
	Sempra Energy
	3.300%, 04/01/25		1,477	1,429,846
	Sensata Technologies BV
Ω	5.625%, 11/01/24		2,000	2,000,462
	Simon Property Group LP
	3.500%, 09/01/25		2,000	1,942,108
	Sky Ltd.
	2.250%, 11/17/25	EUR	1,500	1,580,343
	SLM Corp.
	3.125%, 11/02/26		3,000	2,649,600
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,523,183
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,182,034
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	94,134
	Stryker Corp.
	3.500%, 03/15/26		1,715	1,664,193
Sysco Corp.
	1.250%, 06/23/23	EUR	225	242,745
	3.300%, 07/15/26		1,349	1,297,604
	Thermo Fisher Scientific, Inc.
	1.400%, 01/23/26	EUR	1,000	1,026,766
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	249,155
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	965,600
	U.S. Bancorp
	0.850%, 06/07/24	EUR	900	946,589
	United Parcel Service, Inc.
	1.625%, 11/15/25	EUR	1,000	1,043,601
	UnitedHealth Group, Inc.
	3.100%, 03/15/26		500	483,414
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,720,692
Ventas Realty LP
	3.500%, 04/15/24		1,000	977,990
	2.650%, 01/15/25		500	477,145
	4.125%, 01/15/26		2,500	2,453,115
Verizon Communications, Inc.
	1.450%, 03/20/26		4,200	3,824,962
	1.375%, 10/27/26	EUR	1,000	1,010,700
	VMware, Inc.
	1.400%, 08/15/26		7,107	6,293,344
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,039,785
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,268,782
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,187,022
	3.450%, 06/01/26		5,000	4,805,870

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Walt Disney Co.
	1.750%, 01/13/26		5,000	$4,630,974
	Waste Management, Inc.
	0.750%, 11/15/25		2,000	1,813,209
Wells Fargo & Co.
	3.550%, 09/29/25		1,000	971,432
	3.000%, 04/22/26		2,000	1,899,016
	2.975%, 05/19/26	CAD	2,500	1,784,337
	3.000%, 10/23/26		1,000	943,828
	Western Digital Corp.
	4.750%, 02/15/26		3,000	2,898,750
	Western Union Co.
	1.350%, 03/15/26		6,000	5,338,216
	Williams Cos., Inc.
	4.300%, 03/04/24		1,000	990,902
	Williams Cos., Inc.
	3.900%, 01/15/25		1,596	1,563,161
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,480,541
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,255,703
	TOTAL UNITED STATES			479,400,171
	TOTAL BONDS			873,274,866
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (5.7%)
U.S. Treasury Notes
0.125%, 12/15/23	7,000	$6,725,196
0.875%, 01/31/24	7,000	6,736,406
0.250%, 05/15/24	42,500	40,194,043
TOTAL U.S. TREASURY OBLIGATIONS		53,655,645
TOTAL INVESTMENT SECURITIES (Cost $968,290,717)		926,930,511

		Shares
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,098,517	12,707,649
TOTAL INVESTMENTS — (100.0%)
(Cost $980,998,195)^^			$939,638,160

As of January 31, 2023, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	71,106,544	EUR	65,218,375	Citibank, N.A.	02/24/23	$102,213
USD	1,246,711	GBP	1,006,988	Citibank, N.A.	02/24/23	4,650
USD	16,087,858	GBP	12,981,331	State Street Bank and Trust	02/27/23	75,076
USD	1,267,650	GBP	1,025,691	Citibank, N.A.	03/02/23	2,352
Total Appreciation						$184,291
EUR	653,870	USD	711,808	Citibank, N.A.	02/21/23	$(62)
USD	79,701,753	EUR	73,509,029	State Street Bank and Trust	02/21/23	(313,812)
USD	70,967,786	EUR	65,472,248	Citibank, N.A.	03/02/23	(339,566)
USD	4,142,798	CAD	5,581,747	HSBC Bank	03/02/23	(53,095)
USD	1,282,311	CAD	1,714,576	HSBC Bank	04/17/23	(7,090)
Total (Depreciation)						$(713,625)
Total Appreciation (Depreciation)						$(529,334)

DFA Targeted Credit Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,488,062	—	$20,488,062
Belgium	—	8,999,158	—	8,999,158
Canada	—	45,670,133	—	45,670,133
Denmark	—	17,947,903	—	17,947,903
Finland	—	3,634,325	—	3,634,325
France	—	30,766,863	—	30,766,863
Germany	—	43,663,071	—	43,663,071
Ireland	—	5,999,161	—	5,999,161
Italy	—	20,549,560	—	20,549,560
Japan	—	57,777,311	—	57,777,311
Luxembourg	—	2,180,044	—	2,180,044
Netherlands	—	19,473,247	—	19,473,247
Norway	—	5,093,846	—	5,093,846
Portugal	—	4,353,283	—	4,353,283
Spain	—	15,962,024	—	15,962,024
Sweden	—	16,441,485	—	16,441,485
Switzerland	—	13,488,278	—	13,488,278
United Kingdom	—	61,386,941	—	61,386,941
United States	—	479,400,171	—	479,400,171
U.S. Treasury Obligations	—	53,655,645	—	53,655,645
Securities Lending Collateral	—	12,707,649	—	12,707,649
Forward Currency Contracts**	—	(529,334)	—	(529,334)
TOTAL	—	$939,108,826	—	$939,108,826
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (15.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,603,907
Federal Home Loan Bank
	2.750%, 12/13/24		37,645	36,548,496
	3.125%, 09/12/25		10,000	9,782,767
	5.750%, 06/12/26		11,775	12,397,851
	2.500%, 12/10/27		4,000	3,775,079
	3.000%, 03/10/28		30,815	29,736,481
	3.250%, 06/09/28		109,035	106,922,981
	3.250%, 11/16/28		91,250	89,377,730
	2.125%, 09/14/29		10,000	9,096,337
	2.125%, 12/14/29		23,735	21,500,546
	5.500%, 07/15/36		22,355	25,954,886
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		76,476	90,142,130
	6.750%, 03/15/31		100,575	121,583,772
	6.250%, 07/15/32		105,446	126,196,589
Federal National Mortgage Association
	2.125%, 04/24/26		86,970	82,494,932
	1.875%, 09/24/26		168,929	158,032,525
	0.750%, 10/08/27		73,250	64,159,257
	6.250%, 05/15/29		102,508	117,055,029
	7.125%, 01/15/30		72,196	87,632,035
	7.250%, 05/15/30		72,729	89,404,145
	0.875%, 08/05/30		239,600	196,363,356
	6.625%, 11/15/30		103,212	123,960,151
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,584,171
	7.125%, 05/01/30		70,383	83,889,075
	1.500%, 09/15/31		10,000	8,178,744
	4.650%, 06/15/35		5,000	5,180,774
TOTAL AGENCY OBLIGATIONS				1,735,553,746
BONDS — (54.8%)
AUSTRALIA — (1.9%)
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,767,355
Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	3,000	2,967,288
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		290	273,694
Ω	1.875%, 09/15/31		1,200	986,103
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,600	3,897,960
Ω	2.850%, 04/27/31		33,500	28,691,356
Ω	2.625%, 09/23/31		11,000	9,180,160
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		23,911	$23,512,561
National Australia Bank Ltd.
	3.375%, 01/14/26		3,000	2,905,768
Ω	3.500%, 01/10/27		15,999	15,377,293
Westpac Banking Corp.
	3.350%, 03/08/27		32,667	31,356,380
	2.650%, 01/16/30		6,560	5,887,088
	2.150%, 06/03/31		101,568	87,385,540
TOTAL AUSTRALIA				216,188,546
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.250%, 09/26/24	EUR	4,000	4,143,652
BELGIUM — (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		12,000	11,788,301
	4.900%, 01/23/31		1,600	1,657,020
	5.875%, 06/15/35		2,846	3,085,337
	4.375%, 04/15/38		400	379,351
	5.450%, 01/23/39		6,000	6,282,999
	4.950%, 01/15/42		5,000	4,976,411
Dexia Credit Local SA
	0.500%, 01/17/25	EUR	42,400	43,753,539
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	844,133
TOTAL BELGIUM				72,767,091
CANADA — (2.5%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		980	923,984
Ω	3.439%, 05/13/41		15,600	11,766,769
Bank of Montreal
	2.750%, 06/15/27	EUR	1,400	1,460,795
Bank of Nova Scotia
	2.450%, 02/02/32		24,975	20,949,835
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,846,939
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	5,226,008
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	11,125,719
	5.850%, 02/01/35		3,000	3,028,211
	6.250%, 03/15/38		6,000	6,421,921
Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,444,409

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Enbridge Energy Partners LP
	7.500%, 04/15/38		3,000	$3,493,265
	Enbridge, Inc.
	3.500%, 06/10/24		880	861,150
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	2,891,414
	ITC Holdings Corp.
	3.650%, 06/15/24		9,714	9,512,660
	Nutrien Ltd.
	3.000%, 04/01/25		3,460	3,315,346
	Ontario Teachers' Finance Trust
Ω	2.000%, 04/16/31		25,200	21,442,872
Province of Alberta Canada
	0.500%, 04/16/25	EUR	16,495	16,932,124
	0.625%, 04/18/25	EUR	8,470	8,712,304
	1.300%, 07/22/30		5,000	4,132,247
	Province of Ontario Canada
	1.125%, 10/07/30		15,000	12,207,375
	Quebec, Province of Canada
	0.200%, 04/07/25	EUR	3,300	3,363,716
	Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,925,731
	Royal Bank of Canada
	2.300%, 11/03/31		700	580,940
	Spectra Energy Partners LP
	4.750%, 03/15/24		1,915	1,907,373
Suncor Energy, Inc.
	6.800%, 05/15/38		10,283	11,552,625
	6.850%, 06/01/39		3,000	3,318,890
	Thomson Reuters Corp.
	4.300%, 11/23/23		2,520	2,504,394
Toronto-Dominion Bank
	2.000%, 09/10/31		3,600	2,948,653
	3.200%, 03/10/32		41,100	36,870,357
	4.456%, 06/08/32		20,850	20,465,305
TransCanada PipeLines Ltd.
	4.875%, 01/15/26		4,060	4,080,644
	4.250%, 05/15/28		300	292,939
	4.625%, 03/01/34		20,566	19,804,966
	6.200%, 10/15/37		3,000	3,278,145
	7.250%, 08/15/38		7,000	8,176,851
	TOTAL CANADA			273,766,876
DENMARK — (0.3%)
	Danske Bank AS
Ω	4.375%, 06/12/28		2,000	1,890,734
	Denmark Government Bond
	1.500%, 11/15/23	DKK	238,000	34,405,019
	TOTAL DENMARK			36,295,753
			Face Amount^	Value†
			(000)

FINLAND — (0.3%)
Kuntarahoitus Oyj
	0.125%, 03/07/24	EUR	400	$420,998
	0.000%, 11/15/24	EUR	24,000	24,695,811
Nordea Bank Abp
	1.125%, 02/16/27	EUR	1,900	1,891,816
	0.500%, 05/14/27	EUR	3,000	2,903,539
OP Corporate Bank PLC
	1.375%, 09/04/26	GBP	1,950	2,118,166
TOTAL FINLAND				32,030,330
FRANCE — (0.8%)
Airbus SE
Ω	3.150%, 04/10/27		5,500	5,212,564
Banque Federative du Credit Mutuel SA
	1.000%, 07/16/26	GBP	4,700	5,146,754
	1.250%, 05/26/27	EUR	11,900	11,764,549
BNP Paribas SA
Ω	3.500%, 11/16/27		500	471,363
Ω	4.400%, 08/14/28		2,600	2,523,644
BPCE SA
	0.010%, 01/14/27	EUR	1,700	1,609,625
Bpifrance SACA
	0.500%, 05/25/25	EUR	5,000	5,123,761
Credit Agricole SA
	1.375%, 05/03/27	EUR	15,400	15,355,600
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	6,462,524
Region of Ile de France
	0.500%, 06/14/25	EUR	2,000	2,046,452
Sanofi
	3.625%, 06/19/28		17,600	17,177,019
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,237,450
TotalEnergies Capital International SA
	3.750%, 04/10/24		4,800	4,752,055
	2.829%, 01/10/30		4,200	3,821,710
	2.986%, 06/29/41		9,127	7,274,727
TOTAL FRANCE				92,979,797
GERMANY — (1.3%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,224,791
Ω	4.375%, 12/15/28		14,000	13,608,592
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,287,913
Bayer US Finance II LLC
Ω	4.625%, 06/25/38		700	649,192
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		19,530	18,537,472
Ω	3.300%, 04/06/27		6,742	6,426,560
	1.000%, 04/20/27	EUR	7,700	7,650,276
Ω	4.150%, 04/09/30		1,330	1,296,837

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		9,450	$7,174,808
Ω	3.000%, 12/01/31		9,838	7,723,390
Kreditanstalt fuer Wiederaufbau
	0.125%, 01/15/24	EUR	22,000	23,299,284
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		27,896	35,614,370
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		8,256	6,536,006
TOTAL GERMANY				140,029,491
HONG KONG — (0.1%)
Prudential PLC
	3.125%, 04/14/30		1,100	997,453
	3.625%, 03/24/32		6,000	5,518,735
TOTAL HONG KONG				6,516,188
IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,520	1,465,480
ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,563,677
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	14,170,534
TOTAL ITALY				16,734,211
JAPAN — (2.0%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		12,280	9,793,412
Ω	2.500%, 02/10/41		30,950	21,771,948
American Honda Finance Corp.
	2.300%, 09/09/26		16,110	14,948,872
	1.800%, 01/13/31		2,900	2,390,390
Beam Suntory, Inc.
	3.250%, 06/15/23		764	758,573
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		1,195	1,155,789
	3.677%, 02/22/27		2,465	2,388,739
	3.741%, 03/07/29		2,700	2,559,304
	3.195%, 07/18/29		5,777	5,234,249
	2.048%, 07/17/30		14,450	11,858,870
	4.286%, 07/26/38		400	371,467
	3.751%, 07/18/39		11,191	9,752,377
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		11,800	10,944,765
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	$3,150,399
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,703,334
2.679%, 07/16/30		3,600	2,993,734
2.608%, 07/14/31		10,000	8,104,046
ORIX Corp.
2.250%, 03/09/31		10,000	8,192,368
Sumitomo Mitsui Banking Corp.
3.950%, 07/19/23		5,931	5,904,206
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		2,642	2,573,017
1.546%, 06/15/26	EUR	1,900	1,924,275
3.040%, 07/16/29		18,167	16,242,488
2.130%, 07/08/30		14,250	11,779,661
2.222%, 09/17/31		10,157	8,262,421
2.296%, 01/12/41		7,700	5,176,655
Toyota Motor Credit Corp.
3.200%, 01/11/27		22,436	21,499,524
3.050%, 01/11/28		10,350	9,740,101
3.650%, 01/08/29		11,108	10,696,966
TOTAL JAPAN			218,871,950
NETHERLANDS — (0.2%)
BNG Bank NV
1.125%, 09/04/24	EUR	5,000	5,272,799
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	9,967,590
ING Groep NV
3.950%, 03/29/27		4,000	3,858,187
4.050%, 04/09/29		4,000	3,800,991
Shell International Finance BV
3.875%, 11/13/28		1,500	1,475,037
TenneT Holding BV
1.000%, 06/13/26	EUR	2,700	2,720,160
TOTAL NETHERLANDS			27,094,764
NORWAY — (0.2%)
Equinor ASA
2.650%, 01/15/24		6,950	6,809,636
1.750%, 01/22/26		3,000	2,783,969
1.250%, 02/17/27	EUR	9,200	9,198,280
TOTAL NORWAY			18,791,885
SPAIN — (0.8%)
Banco Bilbao Vizcaya Argentaria SA
3.375%, 09/20/27	EUR	5,000	5,349,193
Banco Santander SA
3.800%, 02/23/28		7,000	6,554,306
3.490%, 05/28/30		4,000	3,543,457

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Santander Holdings USA, Inc.
	4.500%, 07/17/25		17,590	$17,350,689
	4.400%, 07/13/27		1,200	1,167,276
	Santander UK PLC
	4.000%, 03/13/24		8,788	8,692,472
Telefonica Emisiones SA
	7.045%, 06/20/36		13,000	14,268,141
	4.665%, 03/06/38		11,755	10,219,940
	Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,323,092
	TOTAL SPAIN			86,468,566
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
European Financial Stability Facility
	0.000%, 04/19/24	EUR	10,000	10,496,893
	1.750%, 06/27/24	EUR	27,296	29,182,905
	Inter-American Development Bank
	6.750%, 07/15/27		1,942	2,150,948
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			41,830,746
SWEDEN — (0.2%)
	Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	9,800	10,050,008
Volvo Treasury AB
	2.625%, 02/20/26	EUR	7,500	7,951,108
	2.000%, 08/19/27	EUR	1,900	1,937,160
	TOTAL SWEDEN			19,938,276
SWITZERLAND — (0.2%)
	Novartis Capital Corp.
	2.200%, 08/14/30		5,193	4,574,448
	UBS Group AG
Ω	4.125%, 09/24/25		20,990	20,559,653
	TOTAL SWITZERLAND			25,134,101
UNITED KINGDOM — (2.2%)
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,830,260
AstraZeneca PLC
	3.375%, 11/16/25		5,630	5,495,486
	6.450%, 09/15/37		3,700	4,428,552
Barclays PLC
	3.650%, 03/16/25		14,330	13,931,638
	4.375%, 01/12/26		9,970	9,768,739
	BAT Capital Corp.
	4.906%, 04/02/30		20,600	19,512,493
BP Capital Markets America, Inc.
	3.119%, 05/04/26		6,815	6,550,027
	3.017%, 01/16/27		1,373	1,305,045
	4.234%, 11/06/28		67	66,727
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	2.721%, 01/12/32		2,300	$2,010,153
	3.060%, 06/17/41		50,100	39,953,352
BP Capital Markets PLC
	3.279%, 09/19/27		8,600	8,240,721
British Telecommunications PLC
	5.125%, 12/04/28		7,200	7,221,363
Ω	3.250%, 11/08/29		3,000	2,680,951
Diageo Capital PLC
	2.375%, 10/24/29		1,350	1,187,974
	2.125%, 04/29/32		7,255	6,039,212
Experian Finance PLC
	1.375%, 06/25/26	EUR	2,000	2,035,493
HSBC Holdings PLC
	4.300%, 03/08/26		13,770	13,485,339
	4.950%, 03/31/30		13,500	13,542,252
	6.100%, 01/14/42		4,500	5,047,039
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	7,450,198
Lloyds Banking Group PLC
	3.750%, 01/11/27		5,250	5,000,588
	4.375%, 03/22/28		9,000	8,735,397
LSEGA Financing PLC
Ω	3.200%, 04/06/41		24,202	19,165,555
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		5,131	5,049,607
Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,470,030
	2.000%, 04/28/27	EUR	6,400	6,523,347
RELX Capital, Inc.
	3.000%, 05/22/30		900	799,302
	4.750%, 05/20/32		4,300	4,275,856
Vodafone Group PLC
	7.875%, 02/15/30		7,107	8,296,310
	6.250%, 11/30/32		2,500	2,740,605
	5.000%, 05/30/38		1,400	1,382,227
TOTAL UNITED KINGDOM				240,221,838
UNITED STATES — (40.6%)
3M Co.
	2.875%, 10/15/27		11,690	10,955,174
Abbott Laboratories
	2.950%, 03/15/25		5,600	5,441,702
AbbVie, Inc.
	3.600%, 05/14/25		700	682,286
	4.250%, 11/14/28		25,100	24,869,955
Activision Blizzard, Inc.
	3.400%, 06/15/27		5,908	5,676,886
	1.350%, 09/15/30		2,800	2,272,379
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,304,063
Advance Auto Parts, Inc.
	3.900%, 04/15/30		6,400	5,833,480
	3.500%, 03/15/32		7,300	6,210,544
AEP Texas, Inc.
	4.700%, 05/15/32		20,000	19,920,409
Aetna, Inc.
	3.500%, 11/15/24		4,959	4,847,663

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	6.750%, 12/15/37	8,500	$9,608,899
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,302,671
	3.300%, 06/15/30	21,400	18,514,011
	Aflac, Inc.
	3.600%, 04/01/30	800	760,358
	Air Products and Chemicals, Inc.
	2.700%, 05/15/40	400	317,027
	Allegion PLC
	3.500%, 10/01/29	10,000	8,965,014
	Allstate Corp.
	5.350%, 06/01/33	7,500	7,858,471
	Alphabet, Inc.
	1.100%, 08/15/30	4,208	3,416,361
	Altria Group, Inc.
	4.800%, 02/14/29	60	59,349
	3.400%, 05/06/30	10,700	9,468,341
	2.450%, 02/04/32	27,231	21,276,412
	3.400%, 02/04/41	5,000	3,516,813
	Amazon.com, Inc.
	3.150%, 08/22/27	7,400	7,075,036
	1.500%, 06/03/30	31,116	25,874,200
	2.100%, 05/12/31	67,400	57,421,114
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,500	2,130,616
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,691,466
	American Electric Power Co., Inc.
	4.300%, 12/01/28	200	195,557
	American Express Co.
	3.300%, 05/03/27	13,729	13,072,979
	American Tower Corp.
	2.700%, 04/15/31	300	252,947
	2.300%, 09/15/31	12,575	10,187,933
	4.050%, 03/15/32	3,125	2,895,505
	American Water Capital Corp.
	3.850%, 03/01/24	2,115	2,087,396
	2.950%, 09/01/27	184	173,168
	3.450%, 06/01/29	75	70,260
	Ameriprise Financial, Inc.
	4.500%, 05/13/32	9,800	9,816,705
	AmerisourceBergen Corp.
	2.800%, 05/15/30	29,884	26,256,173
	Amgen, Inc.
	2.600%, 08/19/26	8,375	7,873,213
	2.300%, 02/25/31	4,200	3,534,004
	2.000%, 01/15/32	9,600	7,766,743
	3.350%, 02/22/32	14,200	12,890,983
	3.150%, 02/21/40	26,545	20,755,325
	2.800%, 08/15/41	26,250	19,334,050
	Amphenol Corp.
	2.800%, 02/15/30	400	354,013
	Analog Devices, Inc.
Ω	3.450%, 06/15/27	5,531	5,313,083
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
2.800%, 10/01/41	800	$620,086
Aon Corp.
4.500%, 12/15/28	2,300	2,274,985
3.750%, 05/02/29	300	284,877
2.800%, 05/15/30	14,600	12,926,793
Aon Global Ltd.
3.500%, 06/14/24	8,747	8,588,327
Apple, Inc.
2.900%, 09/12/27	1,200	1,139,045
3.000%, 11/13/27	14,620	13,936,317
1.650%, 02/08/31	15,433	12,796,152
Applied Materials, Inc.
3.300%, 04/01/27	13,395	12,942,004
5.850%, 06/15/41	400	454,241
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,201,254
2.600%, 08/15/29	5,646	4,867,465
2.200%, 12/15/31	31,150	24,747,670
5.050%, 09/01/41	400	377,249
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,224,762
Assurant, Inc.
2.650%, 01/15/32	4,000	3,088,264
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	5,000	4,345,639
AT&T, Inc.
2.750%, 06/01/31	1,000	862,431
2.550%, 12/01/33	18,868	15,256,144
3.500%, 06/01/41	27,000	21,676,154
Atmos Energy Corp.
1.500%, 01/15/31	750	605,346
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,994,619
3.500%, 06/15/27	11,209	10,700,225
2.400%, 12/15/31	400	335,348
Automatic Data Processing, Inc.
1.250%, 09/01/30	12,257	9,925,646
AutoNation, Inc.
2.400%, 08/01/31	16,534	12,542,288
3.850%, 03/01/32	8,411	7,119,346
AutoZone, Inc.
3.250%, 04/15/25	5,203	5,028,672
Avnet, Inc.
4.625%, 04/15/26	4,760	4,660,071
3.000%, 05/15/31	17,500	14,319,772
5.500%, 06/01/32	13,180	12,989,551
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,058,787
Baker Hughes Holdings LLC
5.125%, 09/15/40	2,677	2,637,780

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		300	$284,380
Bank of America Corp.
5.875%, 02/07/42		25,700	28,535,094
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,150,088
2.800%, 05/04/26		1,288	1,223,570
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		30,200	25,897,185
1.450%, 10/15/30		82,403	67,664,362
Berkshire Hathaway, Inc.
3.125%, 03/15/26		21,400	20,785,976
Best Buy Co., Inc.
4.450%, 10/01/28		19,093	18,867,095
1.950%, 10/01/30		13,000	10,622,489
Biogen, Inc.
4.050%, 09/15/25		6,550	6,432,913
2.250%, 05/01/30		20,387	17,284,732
Black Hills Corp.
2.500%, 06/15/30		2,650	2,214,891
4.350%, 05/01/33		5,728	5,333,327
BlackRock, Inc.
3.250%, 04/30/29		6,542	6,204,752
2.400%, 04/30/30		35,700	31,373,512
1.900%, 01/28/31		56,917	47,570,676
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	8,094,747
Boeing Co.
2.500%, 03/01/25		6,399	6,082,930
2.600%, 10/30/25		2,168	2,037,362
3.200%, 03/01/29		4,600	4,202,248
2.950%, 02/01/30		5,400	4,773,508
3.600%, 05/01/34		2,000	1,715,143
3.250%, 02/01/35		2,463	1,996,693
3.550%, 03/01/38		2,150	1,742,878
Booking Holdings, Inc.
3.600%, 06/01/26		2,494	2,424,273
4.000%, 11/15/26	EUR	1,900	2,113,466
1.800%, 03/03/27	EUR	700	714,881
4.625%, 04/13/30		5,410	5,431,387
Boston Properties LP
3.250%, 01/30/31		2,300	1,977,333
2.550%, 04/01/32		1,000	789,339
2.450%, 10/01/33		2,000	1,524,234
Boston Scientific Corp.
4.550%, 03/01/39		1,264	1,197,027
Brighthouse Financial, Inc.
5.625%, 05/15/30		3,000	3,002,499
Bristol-Myers Squibb Co.
4.125%, 06/15/39		19,900	18,722,460
2.350%, 11/13/40		400	292,814
3.550%, 03/15/42		800	692,994
Brixmor Operating Partnership LP
4.050%, 07/01/30		5,600	5,121,510
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	2.500%, 08/16/31	1,850	$1,480,710
Broadcom, Inc.
	4.300%, 11/15/32	31,000	28,547,018
Ω	2.600%, 02/15/33	200	157,116
Ω	3.419%, 04/15/33	200	167,790
Ω	3.469%, 04/15/34	5,000	4,145,637
Ω	3.137%, 11/15/35	17,502	13,587,787
Ω	4.926%, 05/15/37	1,000	917,863
Ω	3.500%, 02/15/41	8,150	6,229,365
Broadstone Net Lease LLC
	2.600%, 09/15/31	360	274,795
Brown & Brown, Inc.
	4.200%, 09/15/24	4,660	4,593,946
	2.375%, 03/15/31	3,000	2,416,130
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	15,000	14,407,763
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37	400	456,315
	5.750%, 05/01/40	400	440,087
	5.050%, 03/01/41	400	408,901
	5.400%, 06/01/41	400	424,035
	4.950%, 09/15/41	400	405,035
	4.400%, 03/15/42	400	379,798
Camden Property Trust
	2.800%, 05/15/30	300	269,367
Campbell Soup Co.
	4.150%, 03/15/28	3,828	3,756,369
Capital One Financial Corp.
	3.750%, 04/24/24	4,607	4,539,784
	3.200%, 02/05/25	2,300	2,231,698
	3.750%, 03/09/27	12,365	11,886,031
	3.800%, 01/31/28	3,600	3,437,089
Cargill, Inc.
Ω	2.125%, 04/23/30	5,860	4,970,496
Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,149,835
Caterpillar, Inc.
	3.803%, 08/15/42	800	725,809
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	4,683,051
Charles Schwab Corp.
	3.000%, 03/10/25	12,777	12,353,997
	3.625%, 04/01/25	5,758	5,636,610
	2.300%, 05/13/31	400	341,403
	1.950%, 12/01/31	1,500	1,228,140
	2.900%, 03/03/32	14,300	12,674,593
Chevron Corp.
	1.554%, 05/11/25	3,654	3,439,317
Chevron USA, Inc.
	3.250%, 10/15/29	17,685	16,688,794
Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	2,475,241
Chubb Corp.
	6.000%, 05/11/37	400	447,296

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
6.500%, 05/15/38		400	$473,616
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,248,147
Cigna Corp.
3.500%, 06/15/24		1,792	1,760,759
3.400%, 03/01/27		12,120	11,601,161
2.400%, 03/15/30		2,167	1,872,140
2.375%, 03/15/31		19,300	16,365,534
4.800%, 08/15/38		35,497	34,752,506
3.200%, 03/15/40		15,445	12,335,227
Cincinnati Financial Corp.
6.920%, 05/15/28		3,200	3,513,583
Citigroup, Inc.
2.125%, 09/10/26	EUR	4,900	5,045,794
8.125%, 07/15/39		16,097	21,324,043
5.875%, 01/30/42		10,525	11,479,828
Clorox Co.
3.100%, 10/01/27		3,477	3,278,330
3.900%, 05/15/28		14,712	14,360,535
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,036,546
3.000%, 05/15/26		3,742	3,533,035
CNA Financial Corp.
4.500%, 03/01/26		21,057	20,985,027
3.900%, 05/01/29		1,650	1,541,093
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,681,227
Coca-Cola Co.
1.875%, 09/22/26	EUR	5,708	5,919,321
2.900%, 05/25/27		4,335	4,152,887
2.875%, 05/05/41		400	325,485
Comcast Corp.
3.150%, 03/01/26		8,398	8,106,419
3.150%, 02/15/28		3,800	3,596,966
4.250%, 10/15/30		8,800	8,700,091
4.250%, 01/15/33		21,467	21,027,187
7.050%, 03/15/33		14,000	16,686,041
6.500%, 11/15/35		400	464,802
3.200%, 07/15/36		400	342,864
3.900%, 03/01/38		800	731,175
4.600%, 10/15/38		800	785,306
3.250%, 11/01/39		2,200	1,828,409
3.750%, 04/01/40		15,100	13,343,843
Comerica, Inc.
4.000%, 02/01/29		5,865	5,676,060
Conagra Brands, Inc.
4.850%, 11/01/28		170	170,305
5.300%, 11/01/38		25,700	25,851,967
ConocoPhillips
5.900%, 05/15/38		400	440,776
6.500%, 02/01/39		1,200	1,423,892
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		1,280	1,238,050
5.300%, 03/01/35		400	413,377
6.750%, 04/01/38		400	470,525
5.700%, 06/15/40		400	418,337
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	4.200%, 03/15/42	1,174	$1,047,723
Constellation Brands, Inc.
	3.600%, 02/15/28	7,625	7,248,291
	3.150%, 08/01/29	7,000	6,387,735
Constellation Energy Generation LLC
	5.750%, 10/01/41	2,300	2,337,850
Corporate Office Properties LP
	2.900%, 12/01/33	9,450	6,931,882
Costco Wholesale Corp.
	1.600%, 04/20/30	63,400	53,729,484
	1.750%, 04/20/32	1,674	1,380,034
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,610,036
Ω	4.800%, 02/01/35	8,981	8,311,098
Crown Castle, Inc.
	3.100%, 11/15/29	400	360,058
	2.100%, 04/01/31	300	245,551
	2.900%, 04/01/41	17,205	12,645,744
CVS Health Corp.
	3.375%, 08/12/24	10,857	10,623,463
	3.875%, 07/20/25	105	102,862
	3.250%, 08/15/29	3,800	3,486,145
	2.700%, 08/21/40	4,600	3,320,200
Deere & Co.
	3.900%, 06/09/42	400	377,309
Dell International LLC/EMC Corp.
Ω	3.375%, 12/15/41	5,000	3,600,157
Devon Energy Corp.
	5.600%, 07/15/41	4,800	4,756,910
DH Europe Finance II Sarl
	3.250%, 11/15/39	400	341,347
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32	9,525	7,793,546
Discover Bank
	4.650%, 09/13/28	2,800	2,721,474
Discovery Communications LLC
	3.900%, 11/15/24	5,376	5,250,855
	3.450%, 03/15/25	5,371	5,164,905
Dollar Tree, Inc.
	4.200%, 05/15/28	18,241	17,932,640
Dominion Energy, Inc.
	3.375%, 04/01/30	200	182,254
Duke Energy Corp.
	3.750%, 04/15/24	3,205	3,162,495
	2.550%, 06/15/31	300	254,499
	3.300%, 06/15/41	25,250	19,629,670
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,227,703
Ω	2.775%, 01/07/32	641	519,789
Eagle Materials, Inc.
	2.500%, 07/01/31	3,400	2,778,194
Eastman Chemical Co.
	3.800%, 03/15/25	8,127	7,923,926

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Eaton Corp.
	4.000%, 11/02/32	13,105	$12,591,824
	Eaton Vance Corp.
	3.500%, 04/06/27	10,062	9,600,587
	Ecolab, Inc.
	2.700%, 11/01/26	2,959	2,788,465
	5.500%, 12/08/41	1,000	1,064,672
	EIDP, Inc.
	2.300%, 07/15/30	4,000	3,465,754
	Elevance Health, Inc.
	3.500%, 08/15/24	3,786	3,704,732
	4.101%, 03/01/28	12,600	12,367,148
	5.950%, 12/15/34	1,300	1,410,644
	4.625%, 05/15/42	400	385,823
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	5,158,972
	Enterprise Products Operating LLC
	3.900%, 02/15/24	1,280	1,266,090
	6.875%, 03/01/33	1,800	2,064,110
	6.125%, 10/15/39	4,800	5,279,830
	6.450%, 09/01/40	5,000	5,575,248
	5.700%, 02/15/42	400	417,410
	EOG Resources, Inc.
	4.375%, 04/15/30	4,600	4,585,981
	Equifax, Inc.
	3.100%, 05/15/30	200	175,483
	Equinix, Inc.
	3.200%, 11/18/29	2,500	2,263,033
	2.500%, 05/15/31	6,900	5,766,066
	3.900%, 04/15/32	75	68,962
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,420,628
	ERP Operating LP
	2.500%, 02/15/30	2,400	2,087,795
	Eversource Energy
	4.250%, 04/01/29	600	582,337
	Exelon Corp.
	3.400%, 04/15/26	8,140	7,820,391
	Extra Space Storage LP
	2.350%, 03/15/32	13,100	10,379,603
	FedEx Corp.
	3.400%, 02/15/28	4,450	4,216,321
	4.900%, 01/15/34	2,075	2,062,869
	3.900%, 02/01/35	2,800	2,522,862
	3.250%, 05/15/41	9,750	7,442,096
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,132,038
	2.450%, 03/15/31	1,800	1,457,043
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,000	7,479,003
	Fifth Third Bancorp
	3.950%, 03/14/28	24,632	23,933,740
	First American Financial Corp.
	2.400%, 08/15/31	17,544	13,645,976
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Flex Ltd.
	4.875%, 06/15/29		2,300	$2,270,067
	4.875%, 05/12/30		4,000	3,919,706
	Flowserve Corp.
	2.800%, 01/15/32		29,138	23,240,955
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,283,194
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		4,300	3,816,910
	4.000%, 03/25/32		8,200	7,437,150
	Fox Corp.
	5.476%, 01/25/39		2,000	1,941,160
	Franklin Resources, Inc.
	1.600%, 10/30/30		1,000	803,228
	GATX Corp.
	3.250%, 03/30/25		3,170	3,049,180
	3.250%, 09/15/26		7,349	6,942,211
	3.500%, 06/01/32		6,850	5,994,284
	GE Capital Funding LLC
	4.550%, 05/15/32		2,144	2,119,103
	General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,844,940
	2.850%, 06/01/41		400	319,981
	General Mills, Inc.
	4.200%, 04/17/28		7,400	7,315,881
	General Motors Co.
	6.800%, 10/01/27		300	319,486
	5.150%, 04/01/38		3,669	3,328,391
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		13,336	13,361,878
	4.350%, 01/17/27		263	255,374
	3.600%, 06/21/30		6,000	5,280,765
	3.100%, 01/12/32		8,400	6,962,287
	Georgia Power Co.
	3.250%, 04/01/26		2,200	2,101,502
	3.250%, 03/30/27		11,066	10,452,434
	4.300%, 03/15/42		400	359,982
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	929,012
	Gilead Sciences, Inc.
	3.700%, 04/01/24		1,212	1,196,369
	4.600%, 09/01/35		800	794,803
	4.000%, 09/01/36		800	745,761
	2.600%, 10/01/40		5,800	4,306,029
	5.650%, 12/01/41		9,900	10,732,287
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		300	294,110
	6.375%, 05/15/38		157	187,451
	Global Payments, Inc.
	4.450%, 06/01/28		6,820	6,577,018
	2.900%, 11/15/31		400	333,243
	Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,787,206
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		14,004	13,869,634
	3.375%, 03/27/25	EUR	1,315	1,426,972

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.750%, 05/22/25	6,213	$6,068,040
	3.750%, 02/25/26	6,100	5,960,204
	2.600%, 02/07/30	4,600	4,000,891
	3.800%, 03/15/30	12,000	11,273,996
	6.125%, 02/15/33	2,421	2,660,324
	6.250%, 02/01/41	750	850,174
	Halliburton Co.
	2.920%, 03/01/30	800	714,390
	6.700%, 09/15/38	5,760	6,493,952
	7.450%, 09/15/39	2,200	2,637,035
	4.500%, 11/15/41	3,000	2,681,246
Harley-Davidson, Inc.
	3.500%, 07/28/25	5,193	4,972,672
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,200	22,652,436
Healthcare Reality Holdings LP
	2.000%, 03/15/31	2,800	2,209,524
	Home Depot, Inc.
	5.875%, 12/16/36	200	224,614
	3.300%, 04/15/40	1,600	1,355,132
	5.400%, 09/15/40	5,600	6,049,788
	5.950%, 04/01/41	1,200	1,367,818
	Honeywell International, Inc.
	2.500%, 11/01/26	18	16,947
	5.375%, 03/01/41	670	728,788
	HP, Inc.
	3.400%, 06/17/30	50,435	44,754,431
	2.650%, 06/17/31	1,000	811,143
	6.000%, 09/15/41	5,000	5,080,624
Humana, Inc.
	3.850%, 10/01/24	5,825	5,736,326
Huntington Bancshares, Inc.
	2.550%, 02/04/30	400	343,115
	Intel Corp.
	4.000%, 12/15/32	1,400	1,323,716
	4.600%, 03/25/40	25,324	24,027,616
	2.800%, 08/12/41	23,576	17,317,587
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	11,500	11,307,720
	4.600%, 03/15/33	15,000	14,876,700
	2.650%, 09/15/40	16,100	11,987,899
	International Business Machines Corp.
	3.375%, 08/01/23	4,409	4,383,697
	3.300%, 01/27/27	26,154	25,120,330
	1.950%, 05/15/30	22,940	19,279,495
	4.150%, 05/15/39	8,300	7,497,304
	2.850%, 05/15/40	31,266	23,888,951
	4.000%, 06/20/42	400	348,716
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,953	1,932,001
	4.750%, 03/30/30	1,175	1,147,943
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	$3,357,027
Intuit, Inc.
1.650%, 07/15/30	1,280	1,059,457
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,328,306
2.700%, 01/15/34	1,500	1,157,831
Jabil, Inc.
3.600%, 01/15/30	23,950	21,634,597
3.000%, 01/15/31	15,033	12,895,687
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,037,361
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	8,955,404
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	16,847,602
2.750%, 10/15/32	6,280	4,989,991
JM Smucker Co.
3.500%, 03/15/25	4,000	3,891,634
4.250%, 03/15/35	2,000	1,903,747
Johnson & Johnson
2.450%, 03/01/26	2,012	1,920,405
1.300%, 09/01/30	28,400	23,684,350
Johnson Controls International PLC
(r) 3.625%, 07/02/24	165	162,166
JPMorgan Chase & Co.
3.625%, 05/13/24	9,931	9,833,363
3.900%, 07/15/25	22,016	21,669,947
3.200%, 06/15/26	276	264,680
6.400%, 05/15/38	20,400	23,470,474
5.500%, 10/15/40	4,000	4,248,314
5.600%, 07/15/41	7,100	7,624,952
5.400%, 01/06/42	10,150	10,717,013
Juniper Networks, Inc.
3.750%, 08/15/29	4,000	3,689,580
2.000%, 12/10/30	5,000	3,965,673
Kellogg Co.
3.250%, 04/01/26	7,201	6,945,376
3.400%, 11/15/27	8,100	7,741,007
7.450%, 04/01/31	6,959	8,167,987
Kemper Corp.
2.400%, 09/30/30	6,265	5,028,134
3.800%, 02/23/32	24,700	21,573,602
Keurig Dr Pepper, Inc.
4.050%, 04/15/32	200	189,581
Kilroy Realty LP
3.050%, 02/15/30	8,000	6,564,239
2.500%, 11/15/32	17,100	12,641,966
2.650%, 11/15/33	5,000	3,611,838
Kimco Realty OP LLC
2.250%, 12/01/31	10,200	8,192,059

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		5,800	$6,560,818
	6.500%, 09/01/39		1,900	2,032,295
Kroger Co.
	7.500%, 04/01/31		16,177	18,789,863
L3Harris Technologies, Inc.
	3.950%, 05/28/24		2,469	2,437,627
Lazard Group LLC
	4.500%, 09/19/28		17,626	17,106,181
	4.375%, 03/11/29		400	384,682
Lear Corp.
	3.800%, 09/15/27		223	212,689
Legg Mason, Inc.
	3.950%, 07/15/24		4,736	4,658,546
	4.750%, 03/15/26		9,317	9,374,998
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,065	9,843,624
Ω	6.500%, 03/15/35		4,250	4,433,736
Lincoln National Corp.
	3.050%, 01/15/30		400	347,727
	3.400%, 01/15/31		10,680	9,361,582
	3.400%, 03/01/32		55,500	47,427,176
Lockheed Martin Corp.
	3.550%, 01/15/26		2,400	2,357,940
	3.600%, 03/01/35		671	621,341
	4.500%, 05/15/36		1,000	995,748
Loews Corp.
	2.625%, 05/15/23		2,681	2,664,043
	3.750%, 04/01/26		11,470	11,206,904
Lowe's Cos., Inc.
	2.800%, 09/15/41		25,000	18,132,743
LYB International Finance III LLC
	3.375%, 10/01/40		8,000	6,152,472
LyondellBasell Industries NV
	5.750%, 04/15/24		1,611	1,619,314
Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		8,028	7,730,339
Marathon Petroleum Corp.
	3.625%, 09/15/24		7,291	7,158,940
	6.500%, 03/01/41		4,500	4,928,596
Marriott International, Inc.
	2.750%, 10/15/33		7,200	5,837,704
Mars, Inc.
Ω	1.625%, 07/16/32		8,550	6,716,050
Ω	3.600%, 04/01/34		400	364,929
Ω	3.875%, 04/01/39		800	715,880
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,195,829
	3.750%, 03/14/26		2,100	2,059,411
	2.375%, 12/15/31		2,961	2,486,353
Medtronic Global Holdings SCA
	1.125%, 03/07/27	EUR	4,800	4,782,185
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Medtronic, Inc.
	4.375%, 03/15/35	8,065	$8,023,216
	Merck & Co., Inc.
	3.400%, 03/07/29	12,684	12,192,302
	1.450%, 06/24/30	57,700	47,813,930
	3.900%, 03/07/39	400	369,309
	2.350%, 06/24/40	800	593,960
	MetLife, Inc.
	6.375%, 06/15/34	17,000	19,783,116
	5.700%, 06/15/35	6,800	7,466,701
	4.125%, 08/13/42	5,000	4,537,008
	Micron Technology, Inc.
	4.663%, 02/15/30	330	315,251
	2.703%, 04/15/32	2,650	2,114,876
	3.366%, 11/01/41	24,100	17,296,049
	Microsoft Corp.
	3.300%, 02/06/27	12,692	12,357,757
	Mohawk Industries, Inc.
	3.625%, 05/15/30	2,800	2,528,421
	Molson Coors Beverage Co.
	3.000%, 07/15/26	49	46,276
	Morgan Stanley
	3.875%, 04/29/24	6,982	6,916,569
	3.875%, 01/27/26	15,883	15,510,425
	3.625%, 01/20/27	11,326	10,978,156
	7.250%, 04/01/32	15,766	18,487,231
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	8,096	8,080,284
	Mosaic Co.
	4.050%, 11/15/27	4,267	4,183,066
	Motorola Solutions, Inc.
	4.600%, 05/23/29	4,300	4,197,626
	2.300%, 11/15/30	25,444	20,588,616
	MPLX LP
	4.125%, 03/01/27	11,620	11,265,802
	4.500%, 04/15/38	4,700	4,269,532
	Mylan, Inc.
	4.200%, 11/29/23	3,480	3,447,686
	National Fuel Gas Co.
	2.950%, 03/01/31	5,000	4,049,584
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	3,296,028
	Nestle Holdings, Inc.
Ω	1.250%, 09/15/30	34,000	27,601,903
	NetApp, Inc.
	3.300%, 09/29/24	3,451	3,359,197
	2.700%, 06/22/30	5,000	4,292,121
	NewMarket Corp.
	2.700%, 03/18/31	4,000	3,309,503
	NIKE, Inc.
	2.850%, 03/27/30	52,100	47,952,628
	Northern Trust Corp.
	1.950%, 05/01/30	22,670	19,222,824

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Nucor Corp.
	3.950%, 05/01/28		5,045	$4,912,847
	2.700%, 06/01/30		8,000	7,054,211
	3.125%, 04/01/32		8,140	7,245,235
	6.400%, 12/01/37		6,585	7,459,791
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,293,856
Omnicom Group, Inc.
	4.200%, 06/01/30		12,855	12,386,942
ONE Gas, Inc.
	4.250%, 09/01/32		6,700	6,536,196
Oracle Corp.
	2.650%, 07/15/26		7,252	6,790,391
	3.250%, 11/15/27		34,794	32,751,960
	2.950%, 04/01/30		500	439,812
	4.300%, 07/08/34		400	369,854
	3.900%, 05/15/35		800	707,536
Owens Corning
	3.875%, 06/01/30		9,226	8,681,475
Paramount Global
	7.875%, 07/30/30		12	13,233
	4.200%, 05/19/32		17,161	14,731,611
Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	3,002,427
	3.250%, 06/14/29		6,000	5,556,231
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		200	186,548
PepsiCo, Inc.
	2.625%, 04/28/26	EUR	2,800	2,976,779
	4.875%, 11/01/40		400	426,683
	2.625%, 10/21/41		1,200	935,227
PerkinElmer, Inc.
	3.300%, 09/15/29		1,300	1,170,587
Pfizer, Inc.
	3.000%, 12/15/26		26,080	25,108,440
	1.700%, 05/28/30		3,800	3,230,695
	4.000%, 12/15/36		400	386,100
	4.100%, 09/15/38		1,600	1,536,331
	3.900%, 03/15/39		6,200	5,763,047
	7.200%, 03/15/39		1,000	1,280,160
	2.550%, 05/28/40		2,000	1,539,064
	5.600%, 09/15/40		400	443,212
Philip Morris International, Inc.
	3.250%, 11/10/24		6,698	6,527,234
	3.125%, 08/17/27		1,200	1,136,161
	3.375%, 08/15/29		6,400	5,928,764
	2.100%, 05/01/30		10,350	8,663,681
	6.375%, 05/16/38		10,000	11,132,998
Phillips 66
	2.150%, 12/15/30		400	333,560
	5.875%, 05/01/42		800	874,298
Piedmont Operating Partnership LP
	3.150%, 08/15/30		6,500	5,108,269
PNC Bank NA
	2.950%, 02/23/25		1,093	1,058,660
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.250%, 06/01/25		4,680	$4,545,439
PPG Industries, Inc.
2.800%, 08/15/29		2,403	2,128,176
2.550%, 06/15/30		9,250	8,012,642
PPL Capital Funding, Inc.
3.100%, 05/15/26		6,200	5,882,954
Precision Castparts Corp.
3.250%, 06/15/25		26,684	25,671,979
Primerica, Inc.
2.800%, 11/19/31		15,500	13,135,636
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	2,234,110
3.100%, 11/15/26		5,472	5,166,807
2.125%, 06/15/30		400	336,501
Procter & Gamble Co.
2.850%, 08/11/27		8,850	8,447,688
3.000%, 03/25/30		400	374,184
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,923,926
6.000%, 12/01/39		600	639,713
Progressive Corp.
3.000%, 03/15/32		16,900	15,258,295
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	4,600	4,247,327
Prologis LP
3.000%, 06/02/26	EUR	6,700	7,089,602
Prudential Financial, Inc.
3.878%, 03/27/28		389	381,262
3.000%, 03/10/40		9,850	7,812,625
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,200,557
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,477,205
6.375%, 05/15/33		11,000	11,489,670
6.000%, 02/15/35		6,449	6,563,473
QUALCOMM, Inc.
2.150%, 05/20/30		4,800	4,190,702
1.650%, 05/20/32		12,643	10,180,200
Quanta Services, Inc.
2.900%, 10/01/30		302	259,316
Quest Diagnostics, Inc.
2.800%, 06/30/31		1,000	868,713
Raytheon Technologies Corp.
4.450%, 11/16/38		1,200	1,156,280
4.700%, 12/15/41		6,000	5,771,076
4.500%, 06/01/42		28,924	27,745,186
Realty Income Corp.
2.850%, 12/15/32		8,967	7,665,966
1.800%, 03/15/33		2,600	1,982,483
Reinsurance Group of America, Inc.
4.700%, 09/15/23		3,840	3,826,377
3.950%, 09/15/26		15,789	15,371,150
3.900%, 05/15/29		4,725	4,461,298
3.150%, 06/15/30		15,455	13,638,032

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Roche Holdings, Inc.
Ω	2.625%, 05/15/26		1,000	$946,611
	Ross Stores, Inc.
	1.875%, 04/15/31		9,000	7,296,044
Royalty Pharma PLC
	2.200%, 09/02/30		10,000	8,150,925
	3.300%, 09/02/40		45,745	34,213,196
Salesforce, Inc.
	3.700%, 04/11/28		11,200	10,962,546
	2.700%, 07/15/41		1,200	904,424
	Schlumberger Finance BV
	1.375%, 10/28/26	EUR	9,750	9,846,818
	Schlumberger Investment SA
	2.650%, 06/26/30		9,452	8,406,911
	Sherwin-Williams Co.
	2.950%, 08/15/29		6,000	5,394,574
Simon Property Group LP
	2.450%, 09/13/29		400	347,059
	2.650%, 07/15/30		20,400	17,712,201
	2.200%, 02/01/31		14,208	11,719,053
	2.250%, 01/15/32		7,377	5,997,288
	6.750%, 02/01/40		800	925,244
	4.750%, 03/15/42		400	365,510
	Southern California Edison Co.
	6.650%, 04/01/29		400	424,553
	Southern Power Co.
	5.150%, 09/15/41		3,000	2,881,608
Southwest Gas Corp.
	3.700%, 04/01/28		2,900	2,706,894
	2.200%, 06/15/30		13,700	11,241,259
	Spirit Realty LP
	2.700%, 02/15/32		14,491	11,227,561
Stanley Black & Decker, Inc.
	2.300%, 03/15/30		3,000	2,537,930
	5.200%, 09/01/40		400	395,680
	State Street Corp.
	3.550%, 08/18/25		1,854	1,816,797
	Steel Dynamics, Inc.
	3.250%, 01/15/31		20,925	18,850,467
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		11,500	9,268,624
	Stryker Corp.
	3.650%, 03/07/28		24,456	23,647,162
	Sutter Health
	3.161%, 08/15/40		2,000	1,573,298
	Sysco Corp.
	3.250%, 07/15/27		1,708	1,614,886
	Tapestry, Inc.
	3.050%, 03/15/32		16,062	13,165,828
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,718,751
Target Corp.
	2.500%, 04/15/26		1,321	1,255,493
	4.000%, 07/01/42		2,500	2,335,060
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
TCI Communications, Inc.
7.875%, 02/15/26	1,120	$1,222,674
Texas Instruments, Inc.
2.900%, 11/03/27	2,100	1,997,503
Textron, Inc.
2.450%, 03/15/31	15,590	13,075,173
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	2,700	2,120,039
Travelers Cos., Inc.
6.250%, 06/15/37	535	614,097
5.350%, 11/01/40	1,200	1,281,133
Travelers Property Casualty Corp.
6.375%, 03/15/33	400	454,778
Truist Financial Corp.
3.700%, 06/05/25	7,545	7,396,813
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	540	627,150
4.375%, 08/16/41	10,000	9,344,021
Union Pacific Corp.
3.250%, 01/15/25	9,515	9,293,650
2.891%, 04/06/36	22,950	19,165,356
3.600%, 09/15/37	1,000	888,174
3.550%, 08/15/39	400	349,916
3.200%, 05/20/41	15,400	12,747,895
3.375%, 02/14/42	5,150	4,343,470
United Parcel Service, Inc.
4.875%, 11/15/40	1,020	1,038,896
UnitedHealth Group, Inc.
2.300%, 05/15/31	350	301,080
4.200%, 05/15/32	18,800	18,531,995
5.800%, 03/15/36	400	443,715
6.625%, 11/15/37	400	472,839
6.875%, 02/15/38	350	427,618
3.500%, 08/15/39	16,638	14,455,124
2.750%, 05/15/40	11,200	8,683,419
5.700%, 10/15/40	2,400	2,618,305
5.950%, 02/15/41	1,000	1,115,249
3.050%, 05/15/41	28,172	22,504,048
4.625%, 11/15/41	1,200	1,165,610
Unum Group
3.875%, 11/05/25	1,977	1,898,778
4.000%, 06/15/29	10,963	10,325,941
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	17,367	16,558,543
Valero Energy Corp.
7.500%, 04/15/32	580	674,114
6.625%, 06/15/37	11,550	12,878,700
Ventas Realty LP
3.000%, 01/15/30	1,100	960,681
VeriSign, Inc.
2.700%, 06/15/31	5,106	4,388,275
Verizon Communications, Inc.
4.329%, 09/21/28	1,400	1,380,886
4.016%, 12/03/29	17,153	16,445,759
2.355%, 03/15/32	2,733	2,251,458

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
VF Corp.
2.800%, 04/23/27	200	$185,887
2.950%, 04/23/30	6,516	5,657,015
Viatris, Inc.
2.700%, 06/22/30	1,000	824,054
3.850%, 06/22/40	10,000	7,299,014
Visa, Inc.
2.050%, 04/15/30	84,859	74,020,966
2.700%, 04/15/40	5,000	3,997,282
VMware, Inc.
3.900%, 08/21/27	224	215,083
Vornado Realty LP
3.400%, 06/01/31	12,096	9,268,016
Walgreens Boots Alliance, Inc.
3.200%, 04/15/30	23,552	20,930,418
Walt Disney Co.
3.700%, 09/15/24	3,814	3,753,017
1.750%, 01/13/26	2,600	2,408,106
2.650%, 01/13/31	18,550	16,371,666
6.200%, 12/15/34	100	114,739
4.625%, 03/23/40	6,500	6,391,547
3.500%, 05/13/40	23,016	19,688,025
6.150%, 02/15/41	400	455,005
Waste Management, Inc.
1.500%, 03/15/31	5,500	4,460,276
WEC Energy Group, Inc.
3.550%, 06/15/25	1,757	1,692,934
Wells Fargo & Co.
3.000%, 02/19/25	4,264	4,111,981
3.000%, 04/22/26	5,473	5,196,658
3.000%, 10/23/26	290	273,710
4.150%, 01/24/29	600	582,611
Welltower OP LLC
4.125%, 03/15/29	1,550	1,461,833
2.750%, 01/15/31	17,596	14,759,803
2.750%, 01/15/32	5,000	4,084,774
Westlake Corp.
3.375%, 06/15/30	11,785	10,574,578
WestRock MWV LLC
8.200%, 01/15/30	19,367	22,694,505
Weyerhaeuser Co.
7.375%, 03/15/32	1,213	1,400,717
Whirlpool Corp.
3.700%, 05/01/25	15,063	14,685,663
4.750%, 02/26/29	700	695,078
Williams Cos., Inc.
4.000%, 09/15/25	8,158	7,976,964
3.500%, 11/15/30	14,800	13,553,067
8.750%, 03/15/32	1,000	1,228,305
6.300%, 04/15/40	20,000	21,677,398
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,928,530
2.450%, 02/01/32	9,800	7,998,679
WRKCo, Inc.
4.200%, 06/01/32	1,800	1,703,277
3.000%, 06/15/33	19,705	16,689,684
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Zoetis, Inc.
3.000%, 09/12/27	16,323	$15,401,704
TOTAL UNITED STATES		4,499,585,559
TOTAL BONDS		6,070,855,100
U.S. TREASURY OBLIGATIONS — (23.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	42,643,144
6.625%, 02/15/27	34,651	38,390,650
1.125%, 05/15/40	115,000	76,699,609
1.125%, 08/15/40	5,000	3,317,578
1.750%, 08/15/41	195,000	142,060,546
2.000%, 11/15/41	84,000	63,833,438
U.S. Treasury Notes
0.125%, 07/15/23	45,000	44,066,602
0.125%, 07/31/23	84,000	82,096,875
0.125%, 08/15/23	129,000	125,830,430
0.125%, 08/31/23	55,000	53,558,398
0.125%, 10/15/23	40,000	38,720,312
0.375%, 10/31/23	20,000	19,357,812
0.500%, 11/30/23	100,000	96,542,969
0.125%, 12/15/23	85,000	81,663,086
0.750%, 12/31/23	69,000	66,536,485
0.375%, 04/15/24	60,000	57,025,781
0.250%, 06/15/24	82,000	77,342,656
2.250%, 11/15/25	39,895	38,163,619
1.625%, 05/15/26	65,000	60,632,813
1.500%, 08/15/26	78,788	72,884,407
1.625%, 09/30/26	50,000	46,404,297
2.000%, 11/15/26	70,000	65,693,359
1.625%, 11/30/26	39,750	36,804,463
1.500%, 01/31/27	59,500	54,647,031
2.250%, 02/15/27	60,000	56,786,719
2.375%, 05/15/27	91,200	86,504,625
0.500%, 06/30/27	20,000	17,449,219
2.250%, 08/15/27	40,000	37,682,812
0.500%, 10/31/27	65,000	56,176,758
2.250%, 11/15/27	39,018	36,663,485
0.625%, 11/30/27	35,000	30,387,109
0.625%, 12/31/27	5,000	4,332,422
2.750%, 02/15/28	47,000	45,114,492
1.125%, 02/29/28	90,000	79,678,125
1.250%, 03/31/28	85,000	75,596,875
1.250%, 04/30/28	80,000	71,050,000
2.875%, 05/15/28	69,000	66,517,617
2.875%, 08/15/28	90,000	86,625,000
3.125%, 11/15/28	75,000	73,083,984
2.625%, 02/15/29	25,000	23,674,805
1.625%, 08/15/29	15,000	13,359,375
0.625%, 08/15/30	25,000	20,354,492
0.875%, 11/15/30	30,000	24,794,531
1.625%, 05/15/31	96,000	83,523,750

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

1.250%, 08/15/31	115,000	$96,496,679
TOTAL U.S. TREASURY OBLIGATIONS		2,570,769,234
TOTAL INVESTMENT SECURITIES (Cost $11,329,540,285)		10,377,178,080

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	60,114,018	$695,398,963
TOTAL INVESTMENTS — (100.0%)
(Cost $12,024,786,601)^^			$11,072,577,043

As of January 31, 2023, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	73,261	GBP	59,374	Citibank, N.A.	02/13/23	$44
USD	23,061,127	EUR	21,149,702	UBS AG	02/23/23	36,528
Total Appreciation						$36,572
USD	7,094,517	GBP	5,847,940	State Street Bank and Trust	02/13/23	$(116,831)
USD	34,233,567	EUR	31,557,317	Bank of New York Mellon	02/17/23	(108,450)
USD	108,697,323	EUR	100,375,121	UBS AG	02/17/23	(535,159)
USD	123,644,868	EUR	114,059,628	Bank of America Corp.	02/21/23	(510,569)
USD	34,577,215	DKK	236,770,695	Bank of America Corp.	02/23/23	(76,471)
USD	35,523,891	EUR	32,685,213	Bank of New York Mellon	02/23/23	(58,830)
USD	1,494,951	EUR	1,374,625	Citibank, N.A.	02/23/23	(1,533)
Total (Depreciation)						$(1,407,843)
Total Appreciation (Depreciation)						$(1,371,271)
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,735,553,746	—	$1,735,553,746
Bonds
Australia	—	216,188,546	—	216,188,546
Austria	—	4,143,652	—	4,143,652
Belgium	—	72,767,091	—	72,767,091
Canada	—	273,766,876	—	273,766,876
Denmark	—	36,295,753	—	36,295,753
Finland	—	32,030,330	—	32,030,330
France	—	92,979,797	—	92,979,797
Germany	—	140,029,491	—	140,029,491
Hong Kong	—	6,516,188	—	6,516,188
Ireland	—	1,465,480	—	1,465,480
Italy	—	16,734,211	—	16,734,211
Japan	—	218,871,950	—	218,871,950
Netherlands	—	27,094,764	—	27,094,764
Norway	—	18,791,885	—	18,791,885

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$86,468,566	—	$86,468,566
Supranational Organization Obligations	—	41,830,746	—	41,830,746
Sweden	—	19,938,276	—	19,938,276
Switzerland	—	25,134,101	—	25,134,101
United Kingdom	—	240,221,838	—	240,221,838
United States	—	4,499,585,559	—	4,499,585,559
U.S. Treasury Obligations	—	2,570,769,234	—	2,570,769,234
Securities Lending Collateral	—	695,398,963	—	695,398,963
Forward Currency Contracts**	—	(1,371,271)	—	(1,371,271)
TOTAL	—	$11,071,205,772	—	$11,071,205,772
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$125
0.375%, 01/15/27	393,167	375,674,617
2.375%, 01/15/27	269,428	277,913,816
0.375%, 07/15/27	558,031	533,976,984
0.500%, 01/15/28	275,916	264,049,101
1.750%, 01/15/28	400,332	406,966,736
3.625%, 04/15/28	459,265	509,066,138
0.750%, 07/15/28	107,931	104,739,893
0.875%, 01/15/29	546,504	531,832,309
2.500%, 01/15/29	468,004	497,839,787
3.875%, 04/15/29	446,863	511,762,409
0.250%, 07/15/29	158,874	148,857,223
0.125%, 01/15/30	236,063	217,408,195
0.125%, 07/15/30	40,642	37,354,126
0.125%, 01/15/31	108,651	99,141,505
0.125%, 07/15/31	54,430	49,517,198
0.125%, 01/15/32	82,699	74,666,217
3.375%, 04/15/32	242,370	284,936,055
2.125%, 02/15/40	393,951	433,134,175
2.125%, 02/15/41	312,436	343,908,204
0.750%, 02/15/42	86,960	75,916,155
TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,297,164,007)		5,778,660,968

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 4.180%	20,817,867	20,817,867
TOTAL INVESTMENTS — (100.0%)
(Cost $6,317,981,874)^^		$5,799,478,835
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,778,660,968	—	$5,778,660,968
Temporary Cash Investments	$20,817,867	—	—	20,817,867
TOTAL	$20,817,867	$5,778,660,968	—	$5,799,478,835

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.0%)
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	$558,011
5.000%, 03/01/25	245	257,103
TOTAL ALABAMA		815,114
ARIZONA — (1.2%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,285	4,456,013
Arizona State Lottery Revenue (RB)
5.000%, 07/01/23	6,250	6,315,892
City of Chandler (GO)
5.000%, 07/01/23	5,000	5,055,001
City of Phoenix (GO)
5.000%, 07/01/24	760	788,426
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,281,351
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	532,309
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,347,886
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	675	700,343
Pima County (GO)
4.000%, 07/01/23	1,060	1,067,104
TOTAL ARIZONA		22,544,325
ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	315,805
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,657,902
TOTAL ARKANSAS		1,973,707
	Face Amount	Value†
	(000)
CALIFORNIA — (6.7%)
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/38 (Pre-refunded @ $100, 4/1/23)	10,000	$10,044,766
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	7,160	7,194,954
California State (GO)
5.000%, 10/01/27	4,320	4,337,323
City of Los Angeles (RN)
4.000%, 06/29/23	12,740	12,824,828
County of Los Angeles CA (RN)
4.000%, 06/30/23	14,165	14,276,980
County of Riverside CA (RN)
5.000%, 06/30/23	10,920	11,038,323
County of Riverside CA (RN) Series A
3.700%, 10/19/23	625	629,646
County of Santa Cruz CA (RN)
5.000%, 07/06/23	9,660	9,770,195
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	1,000	1,064,068
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,132,823
Orange County Transportation Authority (RB)
5.000%, 10/15/24	15,000	15,663,250
San Diego Unified School District (RN) Series A
4.000%, 06/30/23	5,970	6,007,300
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	7,200	7,287,003
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	5,000	5,200,526
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	5,060,239

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO)
5.000%, 06/15/24	2,445	$2,537,525
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	1,475	1,530,817
5.000%, 06/15/25	565	603,077
Sequoia Union High School District (RN)
3.000%, 06/30/23	2,000	2,005,225
State of California (GO)
4.000%, 03/01/24	1,275	1,298,497
5.000%, 04/01/24	3,000	3,093,965
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	932,195
TOTAL CALIFORNIA		123,533,525
COLORADO — (0.8%)
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,423,944
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/23	1,415	1,444,690
City of Colorado Springs Utilities System Revenue (RB) Series C
5.000%, 11/15/23	3,440	3,512,180
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	928,061
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	3,340	3,417,846
Regional Transportation District (COP)
5.000%, 06/01/29	320	337,509
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,805,597
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	$1,399,922
TOTAL COLORADO		14,269,749
CONNECTICUT — (5.5%)
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	2,620	2,840,088
City of Bristol (GO)
5.000%, 03/15/24	735	756,301
City of Danbury (GO)
3.000%, 07/13/23	16,000	16,020,658
City of Danbury (GO) Series A
4.000%, 07/15/23	1,200	1,208,927
City of Middletown (GO) Series F
5.000%, 04/01/23	3,220	3,233,180
City of New Haven (GO) Series A
5.000%, 08/01/23	375	379,262
City of New Haven (GO) Series B
5.000%, 08/01/26	100	107,269
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	311,323
City of New London (GO)
3.000%, 03/16/23	15,000	15,010,079
Connecticut State (GO) Series A
4.000%, 01/15/25	10,750	11,083,854
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 10/01/29	3,180	3,236,299
Town of Greenwich (GO)
2.000%, 02/09/23	25,000	24,997,678
Town of New Canaan (GO) Series B
4.000%, 12/15/23	1,255	1,272,969
Town of North Branford (GO)
5.000%, 08/03/23	15,000	15,188,420
Town of Windham (GO)
4.000%, 09/28/23	4,500	4,538,616
University of Connecticut (RB) Series A
5.000%, 02/15/24	1,625	1,667,531
TOTAL CONNECTICUT		101,852,454

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (0.5%)
Delaware State (GO) Series A
5.000%, 02/01/23	9,000	$9,000,000
FLORIDA — (4.2%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	325	344,268
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,640	1,666,974
5.000%, 10/01/24	2,500	2,604,733
Duval County Public Schools (COP) Series A
5.000%, 07/01/23	1,000	1,009,878
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,534,154
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,070	1,143,802
Florida State (GO) Series A
5.000%, 07/01/24	8,755	9,081,223
Florida State (GO) Series B
5.000%, 06/01/23	3,355	3,384,751
Fort Pierce Utilities Authority (RB) Series A
5.000%, 10/01/25	55	58,574
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/26	130	141,543
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	258,077
Miami-Dade County (GO) Series A
5.000%, 07/01/24	1,400	1,449,982
Miami-Dade County Expressway Authority (RB) Series A
4.000%, 07/01/23	945	949,264
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,068,632
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/23	300	303,187
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	890	951,163
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/23	3,600	$3,661,129
Orlando-Orange County Expressway Authority (RB) Series B
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 7/1/23)	830	838,750
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	1,475	1,493,083
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	386,764
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/24	1,790	1,843,284
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,079,052
School District of Broward County (RN)
4.000%, 06/30/23	35,000	35,212,887
School District of Broward County (GO)
5.000%, 07/01/26	2,775	3,018,184
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,356,241
5.000%, 07/01/25	285	302,586
TOTAL FLORIDA		77,142,165
GEORGIA — (1.1%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,850	1,926,738
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,154,224
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,639,465
Georgia State (GO) Series A
5.000%, 07/01/23	5,000	5,052,714
5.000%, 08/01/24	1,075	1,117,833

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	3,300	$3,343,249
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,550,414
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	50	52,329
Private Colleges & Universities Authority (RB)
5.000%, 04/01/23	325	326,227
5.000%, 10/01/23	340	345,028
5.000%, 10/01/24	125	129,655
5.000%, 10/01/25	215	227,829
Troup County School District (GO)
4.000%, 08/01/23	1,060	1,067,842
TOTAL GEORGIA		20,933,547
HAWAII — (0.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	742,590
Hawaii County (GO) Series D
5.000%, 09/01/24	500	520,661
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,155	1,207,246
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,034,267
Maui County (GO)
5.000%, 03/01/23	2,305	2,309,791
TOTAL HAWAII		5,814,555
ILLINOIS — (2.1%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/24	765	782,346
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,425	1,435,215
5.000%, 06/01/24	4,355	4,482,476
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,450	1,519,526
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series
5.000%, 12/01/25	4,820	$5,144,070
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	218,246
Cook County (GO) Series A
5.000%, 11/15/26	3,700	4,009,986
Cook County Township High School District No. 225 (GO) Series B
5.000%, 12/01/25	2,795	3,000,361
County of Cook (GO) Series A
5.000%, 11/15/23	1,575	1,599,504
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	2,435	2,480,719
5.000%, 11/15/24	650	677,914
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/23	1,555	1,584,196
Illinois State (GO)
5.000%, 02/01/24	1,715	1,751,390
Illinois State (GO) Series A
5.000%, 12/01/24	5,425	5,626,783
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,112,461
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	525	534,938
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	508,479
Will County Community Unit School District No. 201 (GO) Series U-D
5.000%, 01/01/24	390	398,344
TOTAL ILLINOIS		39,866,954

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	$1,562,936
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	897,640
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,030,598
5.000%, 06/01/25	3,250	3,431,601
TOTAL INDIANA		6,922,775
IOWA — (0.2%)
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,089,181
City of Sioux (GO) Series A
3.000%, 06/01/25	650	659,760
College Community School District (GO) Series A
3.000%, 06/01/25	405	411,358
College Community School District (GO) Series C
3.000%, 06/01/24	240	241,896
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,233,569
TOTAL IOWA		4,635,764
KANSAS — (1.3%)
City of Leawood (GO)
3.000%, 09/01/23	2,000	2,002,238
City of Olathe (GO) Series A
5.000%, 08/01/23	17,000	17,209,520
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,585,873
City of Topeka KS (GO) Series A
4.000%, 08/15/23	1,530	1,542,684
City of Wichita (GO) Series 310
5.000%, 10/13/23	2,000	2,033,260
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	287,071
TOTAL KANSAS		24,660,646
	Face Amount	Value†
	(000)
KENTUCKY — (0.1%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	235	$251,483
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	745,522
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	845	897,012
TOTAL KENTUCKY		1,894,017
LOUISIANA — (2.8%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,903
5.000%, 03/01/25	200	210,088
5.000%, 03/01/26	75	80,708
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,741,300
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	150,677
4.000%, 03/01/25	200	205,892
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,010	10,447,733
Louisiana State (GO) Series A
5.000%, 03/01/23	7,105	7,119,651
Louisiana State (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,325	6,550,996
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	9,031,571
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	3,780,417
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,010	4,153,280

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	$1,100,403
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,291,552
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/24	1,000	1,028,065
5.000%, 03/01/25	500	526,992
TOTAL LOUISIANA		51,455,228
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,032,240
5.000%, 05/01/25	455	481,892
Maine Health & Higher Educational Facilities Authority (RB)
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	2,400	2,423,806
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	401,887
5.000%, 07/01/25	435	457,859
TOTAL MAINE		4,797,684
MARYLAND — (1.9%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,940	2,026,133
Baltimore County (GO)
4.000%, 03/24/23	5,000	5,011,173
Baltimore County (GO) Series A
5.000%, 03/01/24	4,040	4,155,134
Charles County (GO)
5.000%, 10/01/23	1,635	1,663,961
Harford County (GO) Series B
5.000%, 01/15/24	2,225	2,281,030
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,036,089
Maryland State (GO) Series A
5.000%, 03/15/23	1,600	1,604,978
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series B
4.000%, 08/01/23	2,355	$2,374,290
Maryland State Department of Transportation (RB)
5.000%, 09/01/23	2,630	2,670,180
Prince County George's (GO) Series A
5.000%, 07/15/23	5,520	5,585,770
Washington Suburban Sanitary Commission (GO) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,249,025
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,176,234
TOTAL MARYLAND		35,833,997
MASSACHUSETTS — (6.5%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,529,123
City of Beverly (GO)
5.000%, 03/15/23	1,215	1,218,736
City of Boston (GO) Series A
5.000%, 11/01/23	4,115	4,195,819
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,136,573
City of Fall River (GO)
3.000%, 02/03/23	12,000	12,000,359
City of Framingham (GO)
5.000%, 12/15/23	1,565	1,599,701
City of Quincy (GO)
4.000%, 07/07/23	20,000	20,117,140
3.750%, 09/15/23	13,000	13,089,632
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,801,642
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,793,797
5.000%, 11/01/24	9,515	9,960,997
Commonwealth of Massachusetts (GO) Series C
5.000%, 09/01/23	1,460	1,482,390
5.000%, 07/01/24	2,335	2,423,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series H
5.000%, 12/01/23	5,500	$5,620,584
Nauset Regional School District (GO)
4.000%, 07/20/23	5,345	5,378,002
North Middlesex Regional School District (GO)
3.000%, 02/03/23	10,000	10,000,254
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,292,076
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,040,905
Town of Northbridge (GO) Series A
3.000%, 06/23/23	7,000	7,011,938
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,827,438
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,016,526
Town of Watertown (GO)
5.000%, 02/01/23	2,445	2,445,000
Town of Watertown MA (GO)
5.000%, 06/15/24	260	269,409
5.000%, 06/15/25	500	532,380
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,846,604
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,620	2,740,506
TOTAL MASSACHUSETTS		121,370,531
MICHIGAN — (0.1%)
Oakland University (RB) Series A
5.000%, 03/01/24	130	133,353
5.000%, 03/01/25	155	162,883
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	275	280,167
4.000%, 05/01/25	460	475,790
TOTAL MICHIGAN		1,052,193
MINNESOTA — (1.8%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,431,688
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	$2,300,000
City of Lakeville (GO) Series C
5.000%, 02/01/24	320	328,408
5.000%, 02/01/25	1,420	1,495,097
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	153,239
Hennepin County (GO) Series A
5.000%, 12/01/24	1,000	1,049,012
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	365,466
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,925	5,925,000
Metropolitan Council (GO) Series B
5.000%, 12/01/23	495	505,605
5.000%, 03/01/24	3,770	3,877,440
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,049,012
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/23	2,295	2,295,000
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	325	344,478
5.000%, 10/01/26	385	417,074
Minnesota State (GO) Series B
5.000%, 08/01/24	1,230	1,279,009
Minnesota State (GO) Series D
5.000%, 08/01/23	1,520	1,539,921
5.000%, 10/01/24	800	835,519
Minnesota State (GO) Series E
2.000%, 08/01/23	1,000	997,524

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	$2,200,000
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,910	1,958,847
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,574,870
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	154,427
Western Minnesota Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	350	358,129
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	1,000	1,023,224
TOTAL MINNESOTA		33,457,989
MISSISSIPPI — (0.1%)
City of Jackson (GO)
5.000%, 03/01/26	125	132,525
Mississippi State (GO) Series C
5.000%, 10/01/24	1,280	1,336,830
TOTAL MISSISSIPPI		1,469,355
MISSOURI — (0.7%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,054,825
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,995	1,995,000
City of Kansas City (RB) Series C
5.000%, 09/01/24	860	894,173
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	868,778
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) (ST AID DIR DEP) Series A
5.000%, 03/01/23	1,750	$1,753,623
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,052,391
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	425	438,915
¤ 5.000%, 05/01/43 (Pre-refunded @ $100, 5/1/23)	1,375	1,383,781
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,391,545
TOTAL MISSOURI		12,833,031
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	416,318
NEBRASKA — (0.7%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,027,736
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,027,736
City of Omaha (GO) Series A
5.000%, 04/15/23	1,100	1,105,779
City of Omaha NE (GO)
5.000%, 04/15/23	850	854,466
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,546,323
Nebraska State Colleges Facilities Corp. (RB) Series B
5.000%, 07/15/25	275	291,056

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/26	645	$697,702
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,030,000
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	300	312,132
5.000%, 01/01/29	650	675,917
Sarpy County (GO)
5.000%, 06/01/24	1,985	2,052,871
TOTAL NEBRASKA		13,621,718
NEVADA — (2.4%)
Clark County School District (GO) Series A
5.000%, 06/15/24	1,475	1,525,545
5.000%, 06/15/26	530	576,386
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/23	5,035	5,077,801
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,680	1,738,116
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,930	3,031,356
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	15,976,980
Washoe County (GO) Series A
5.000%, 03/01/23	1,030	1,032,073
Washoe County School District (GO) Series B
5.000%, 04/01/23	3,080	3,093,069
5.000%, 04/01/24	11,775	12,134,178
TOTAL NEVADA		44,185,504
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,902,916
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	3,646,412
TOTAL NEW HAMPSHIRE		5,549,328
NEW JERSEY — (8.9%)
Atlantic County (GO)
3.000%, 03/15/24	1,160	1,167,123
Bergen County (GO)
4.000%, 10/19/23	10,000	10,096,181
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Borough of Edgewater (GO)
2.500%, 07/14/23	2,500	$2,498,226
City of East Orange (GO)
4.500%, 10/23/23	8,500	8,615,265
City of Jersey City (GO) Series A
5.000%, 10/26/23	8,000	8,142,200
County of Union NJ (GO)
3.500%, 06/15/23	22,000	22,084,839
3.000%, 03/01/24	3,895	3,921,293
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	276,886
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	3,090	3,097,846
Mercer County (GO)
4.000%, 02/01/25	665	686,597
Monmouth County (GO)
5.000%, 07/15/24	2,105	2,186,292
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,700,563
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	857,136
New Jersey Economic Dev. Authority (RB) Series NN
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	18,025	18,062,317
New Jersey Economic Dev. Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	674,187
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	332,991
5.000%, 07/01/26	670	725,274
New Jersey State (GO) Series A
5.000%, 06/01/25	7,585	8,044,256
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,184,888

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Rutgers The State University of New Jersey (RB) Series J
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/23)	4,515	$4,544,963
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	2,000	2,013,273
¤ 5.000%, 05/01/36 (Pre-refunded @ $100, 5/1/23)	1,540	1,550,220
Township of Brick NJ (GO)
3.000%, 06/15/23	6,000	6,013,442
Township of East Brunswick (GO)
1.000%, 02/15/23	1,405	1,403,947
3.500%, 07/18/23	11,000	11,042,416
Township of Livingston (GO)
5.000%, 12/12/23	10,000	10,204,961
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	11,000	11,201,484
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,551,787
Township of West Orange (GO) Series A
5.000%, 11/09/23	11,000	11,206,748
Ventnor City (GO)
2.500%, 07/12/23	3,000	2,998,819
TOTAL NEW JERSEY		164,086,420
NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,059,294
NEW YORK — (12.7%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/16/23	4,000	4,018,747
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	2,025	2,020,464
City of Auburn (GO)
3.500%, 08/16/23	7,000	7,024,480
City of New York (GO) Series A
5.000%, 08/01/25	930	993,074
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series I
5.000%, 03/01/31	6,120	$6,289,106
City of New York (GO) Series J
5.000%, 08/01/25	520	526,427
City of Rochester (GO)
4.000%, 08/02/23	12,000	12,065,761
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	527,731
City of White Plains (GO) Series B
5.000%, 02/15/24	685	703,710
County of Suffolk (GO) (BAM) Series D
5.000%, 10/15/23	2,620	2,666,542
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	7,500	7,506,332
East Syracuse-Minoa Central School District (BAN) (ST AID WITHHLDG) Series B
3.000%, 06/28/23	13,900	13,927,924
Elmira City School District (GO)
4.000%, 06/23/23	11,625	11,692,394
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	11,625	11,691,476
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	503,567
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	4,000	4,021,540
Horseheads Central School District (GO)
3.000%, 06/22/23	8,685	8,685,179
Lancaster Central School District (BAN) (ST AID WITHHLDG)
4.000%, 06/09/23	13,000	13,062,852
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	412,189
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/26	700	744,862
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,421,824

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York City Housing Dev. Corp. (RB) Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	9,785	$9,895,570
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,117,312
5.000%, 11/15/25	2,000	2,127,135
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	1,430	1,434,498
5.000%, 03/15/25	310	327,865
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,000	1,010,751
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,001,898
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	20,597,596
New York State Thruway Authority (RB) Series A
5.000%, 03/15/24	16,235	16,720,099
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	312,055
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	2,205	2,270,885
5.000%, 03/15/25	6,225	6,583,732
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	7,000	7,025,164
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	6,250	6,315,679
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	750	787,199
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	675	692,455
Town of Carmel (GO)
3.000%, 09/29/23	4,000	4,013,164
Town of Grand Island (GO)
4.000%, 10/06/23	8,000	8,074,729
Town of Oyster Bay (GO)
3.000%, 03/09/23	2,000	2,001,189
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Wallkill (BAN)
4.000%, 07/28/23	7,500	$7,550,413
Utica School District (GO)
3.000%, 06/22/23	4,250	4,255,376
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	7,000	7,046,586
Williamsville Central School District (BAN) (ST AID WITHHLDG)
4.000%, 06/07/23	11,000	11,052,738
TOTAL NEW YORK		234,720,269
NORTH CAROLINA — (2.4%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,032,627
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,271,598
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	1,923,943
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	1,656,057
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,544,997
North Carolina State (GO) Series A
5.000%, 06/01/23	5,460	5,507,506
5.000%, 06/01/24	6,575	6,807,717
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	7,360	7,532,086
Town of Holly Springs (GO)
5.000%, 06/01/23	1,000	1,008,667
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,570,222
Wake County (GO) Series B
5.000%, 02/01/24	4,410	4,526,309
Wake County (COP) Series A
5.000%, 03/01/24	1,010	1,038,893
TOTAL NORTH CAROLINA		45,420,622
OHIO — (1.8%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	447,622

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/23	500	$500,414
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,010,751
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,305,624
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,135,299
Highland Local School District/Medina County (GO) Series A
¤ 5.250%, 12/01/48 (Pre-refunded @ $100, 6/1/23)	3,030	3,058,434
Ohio State (GO) Series A
4.000%, 03/01/23	1,120	1,121,482
5.000%, 06/15/23	1,000	1,009,808
5.000%, 12/15/23	2,000	2,046,265
4.000%, 03/01/24	2,625	2,672,812
5.000%, 06/15/24	1,500	1,555,111
Ohio State (GO) Series B
5.000%, 09/15/23	9,850	10,012,286
Ohio State (GO) Series C
5.000%, 08/01/23	1,000	1,013,255
5.000%, 09/15/23	2,330	2,368,388
5.000%, 11/01/23	1,485	1,514,500
Ohio State (GO) Series W
4.000%, 05/01/23	1,000	1,003,943
Ohio State (GO) Series X
5.000%, 05/01/24	500	516,308
TOTAL OHIO		33,292,302
OKLAHOMA — (0.3%)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,636,318
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,638,656
TOTAL OKLAHOMA		6,274,974
OREGON — (0.8%)
City of Salem (GO)
5.000%, 06/01/23	5,705	5,753,496
	Face Amount	Value†
	(000)
OREGON — (Continued)
Klamath County School District (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/23)	1,000	$1,009,583
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	419,920
Oregon State (GO) Series A
5.000%, 05/01/24	855	883,529
Oregon State (GO) Series C
5.000%, 06/01/24	1,785	1,848,656
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,220,378
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,020,419
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	400	435,191
TOTAL OREGON		15,591,172
PENNSYLVANIA — (4.9%)
Allegheny County Hospital Dev. Authority (RB) Series A
5.000%, 07/15/26	1,190	1,289,285
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	344,796
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,049,835
5.000%, 05/01/25	350	369,187
5.000%, 08/01/25	4,240	4,500,982
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 1/15/24)	8,820	9,037,749
City of Philadelphia (GO) Series B
5.000%, 02/01/26	695	747,329

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	$15,554,663
Commonwealth of Pennsylvania (GO)
5.000%, 02/01/27	4,390	4,745,684
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,432,527
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	256,676
Lehigh County Authority (RB)
4.000%, 11/01/23	1,435	1,452,090
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	563,028
Montgomery County Higher Education and Health Authority (RB) Series B
5.000%, 05/01/24	475	487,709
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	62,051
Pennsylvania Turnpike Commission (RB) Series B-1
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,480	28,117,987
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	14,655	14,947,023
Sports & Exhibition Authority of Pittsburgh and Allegheny County (RB) (AGM) Series A
4.000%, 02/01/24	1,425	1,443,536
TOTAL PENNSYLVANIA		90,402,137
RHODE ISLAND — (0.0%)
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	754,578
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.5%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/23	1,130	$1,132,367
Beaufort County School District (GO) (SCSDE) Series
5.000%, 03/01/23	7,590	7,605,402
Charleston County School District (GO) Series C
4.000%, 05/10/23	12,895	12,948,087
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/23	8,800	8,874,512
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,462,326
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	1,250	1,263,158
5.000%, 01/01/30	1,010	1,051,336
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	234,185
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/23	250	254,422
5.000%, 12/01/24	1,590	1,653,374
5.000%, 12/01/26	4,325	4,497,609
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	330	335,837
Spartanburg County (GO)
2.000%, 04/01/23	1,180	1,178,808
Spartanburg County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/23	1,510	1,513,101
State of South Carolina (GO) Series A
5.000%, 04/01/24	1,575	1,623,411
TOTAL SOUTH CAROLINA		45,627,935
TENNESSEE — (0.8%)
City of Knoxville (GO)
5.000%, 05/01/23	3,000	3,019,458
City of Pigeon Forge TN (GO) Series B
5.000%, 06/01/23	3,990	4,023,651
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,409,979
Knox County (GO)
5.000%, 06/01/24	1,500	1,552,891

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	100	$107,412
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/23	1,670	1,687,676
Tennessee State (GO) Series A
5.000%, 11/01/23	1,100	1,121,687
Wilson County (GO)
5.000%, 05/01/23	990	996,520
TOTAL TENNESSEE		14,919,274
TEXAS — (13.9%)
Alamo Community College District (GO)
5.000%, 08/15/24	800	831,491
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,292,601
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	210	210,191
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,130	2,131,990
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,099,115
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/23	2,500	2,532,391
Austin Independent School District (GO) Series D
5.000%, 08/01/25	1,145	1,220,641
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	3,655	3,708,074
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	245	260,355
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,000	$2,129,721
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/24	100	102,268
5.000%, 01/01/25	135	140,511
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,546,432
City of Allen TX (GO)
5.000%, 08/15/23	1,015	1,029,277
City of Amarillo (GO)
4.000%, 02/15/23	1,495	1,495,869
City of Arlington (GO) Series A
5.000%, 08/15/24	1,300	1,352,174
City of Bryan TX Electric System Revenue (RB) (AGM)
5.000%, 07/01/26	860	935,365
City of Cedar Park (GO)
5.000%, 02/15/24	305	313,141
5.000%, 02/15/25	520	547,865
City of College Station (GO)
5.000%, 02/15/24	1,060	1,088,953
5.000%, 02/15/25	1,010	1,063,091
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,170,541
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,463,011
City of Dallas (GO)
5.000%, 02/15/23	2,025	2,026,952
5.000%, 02/15/25	4,205	4,426,895
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,200,460
City of Denton (GO)
3.000%, 02/15/23	1,340	1,340,261
5.000%, 02/15/24	3,985	4,092,607
5.000%, 02/15/25	995	1,047,912
City of Fort Worth (GO)
5.000%, 03/01/23	9,965	9,986,286
5.000%, 03/01/24	3,085	3,170,578
City of Garland (GO)
5.000%, 02/15/24	1,990	2,041,464

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	2,025	$2,059,271
City of Houston TX (GO) Series A
5.000%, 03/01/23	2,890	2,895,912
City of Irving (GO)
2.000%, 09/15/23	1,250	1,246,155
5.000%, 09/15/24	950	991,023
City of Kyle (GO) (AGM)
5.000%, 08/15/23	1,725	1,748,060
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/23	1,225	1,227,435
City of Lewisville (GO)
5.000%, 02/15/24	450	462,105
City of New Braunfels (GO)
5.000%, 02/01/23	725	725,000
City of Pflugerville (GO)
5.000%, 08/01/23	1,250	1,266,382
City of San Angelo (GO)
2.000%, 02/15/23	2,500	2,499,133
City of Temple (GO) Series A
5.000%, 08/01/23	305	308,876
5.000%, 08/01/24	100	103,864
5.000%, 08/01/25	100	106,431
5.000%, 08/01/26	100	109,117
City of Temple (GO) Series B
5.000%, 08/01/25	100	106,431
5.000%, 08/01/26	130	141,852
City of Waco (GO)
5.000%, 02/01/24	3,625	3,720,243
Clear Lake City Water Authority (GO) Series A
5.000%, 03/01/25	200	209,631
Clear Lake City Water Authority (GO) Series C
5.000%, 03/01/26	250	268,179
Cleburne Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/23	1,190	1,191,050
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	440,750
5.000%, 08/15/25	440	467,767
Collin Country (GO)
5.000%, 02/15/23	835	835,777
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD) Series 2022
5.000%, 02/15/24	3,295	$3,383,291
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,190	1,191,094
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	195,131
5.000%, 02/15/25	190	200,182
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	1,559,844
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,518,667
Dallas College (GO)
5.000%, 02/15/23	5,230	5,234,906
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	375,518
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,043,716
5.000%, 11/01/25	1,780	1,908,012
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	800	834,973
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	714,631
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,843,647
Dallas Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/24	11,365	11,671,889
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,250	1,267,650
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	980	1,018,728

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,450	$1,451,360
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	359,415
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/23	725	725,000
5.000%, 02/01/24	960	984,552
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,093,568
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	410	410,385
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	4,000	4,000,000
Grand Parkway Transportation Corp. (RB) Series B
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/01/23)	9,105	9,270,850
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,444,774
5.000%, 10/01/24	600	626,539
Harris County (GO) Series D
5.000%, 10/01/23	2,700	2,747,106
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	300	313,533
5.000%, 05/15/27	800	871,904
Harris County Flood Control District (GO) Series A
4.000%, 10/01/23	2,040	2,062,242
5.000%, 10/01/23	3,645	3,708,592
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,150	1,151,058
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,130,624
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	$186,956
5.000%, 08/01/25	125	133,164
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	200,245
5.000%, 02/15/25	200	210,840
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,130	1,164,109
5.000%, 05/15/25	265	280,470
5.000%, 05/15/26	1,740	1,889,710
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,078,289
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,000	2,135,141
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	929,073
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,325	7,489,728
5.000%, 01/01/26	6,850	6,992,184
5.000%, 01/01/27	1,435	1,464,655
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	5,982,038
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,821,681
Pecos Barstow Toyah Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	965	965,905
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	15,000	15,206,959
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,743,788

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,600	$1,601,442
5.000%, 02/15/24	1,835	1,883,788
5.000%, 02/15/25	635	668,898
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,855	1,904,898
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,375	1,430,184
San Patricio County (GO)
5.000%, 04/01/24	130	133,647
5.000%, 04/01/25	200	210,524
Tarrant County (GO)
5.000%, 07/15/24	315	327,027
5.000%, 07/15/25	435	463,070
Tarrant County College District (GO)
5.000%, 08/15/24	1,370	1,425,829
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	300	323,524
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	5,570	5,726,323
Texas State (GO)
5.000%, 10/01/23	5,110	5,197,449
Texas State (GO) Series A
5.000%, 10/01/23	10,760	10,944,140
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/01/24)	1,520	1,583,932
Texas State (GO) Series B
5.000%, 08/01/24	180	187,037
Texas State (GO) Series C
5.000%, 08/01/24	680	706,584
Texas State Technical College (RB) Series A
5.000%, 08/01/23	1,410	1,426,656
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	574,078
Town of Prosper (GO)
5.000%, 02/15/23	425	425,386
5.000%, 02/15/24	215	220,583
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/23	1,145	$1,159,721
Trinity River Authority Central Regional Wastewater System Revenue (GO)
5.000%, 08/01/24	405	420,833
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	694,242
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	266,731
5.000%, 08/15/26	100	109,465
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	742,182
6.500%, 08/15/26	280	318,667
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/23	1,400	1,400,000
Williamson County (GO)
5.000%, 02/15/23	5,000	5,004,636
TOTAL TEXAS		256,798,719
UTAH — (0.6%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/23	1,870	1,875,704
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	1,285	1,352,700
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/23	1,100	1,119,191
Salt Lake City Corp. (GO)
5.000%, 06/15/23	430	434,218
Utah State (GO) Series B
5.000%, 07/01/23	5,500	5,557,527
TOTAL UTAH		10,339,340

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (1.5%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	3,000	$3,035,336
City of Newport News (GO) (ST AID WITHHLDG) Series A
4.000%, 02/01/23	1,565	1,565,000
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	165	170,033
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/23	4,475	4,544,670
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	13,776,439
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/23	1,000	1,010,373
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	768,348
Virginia College Building Authority (RB) Series A
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,310,000
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,039,244
TOTAL VIRGINIA		27,219,443
WASHINGTON — (4.8%)
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/23	8,425	8,514,873
City of Seattle Water System Revenue (RB)
5.000%, 08/01/23	1,695	1,717,636
Energy Northwest (RB)
5.000%, 07/01/26	500	529,643
Energy Northwest (RB) Series A
5.000%, 07/01/23	13,950	14,098,810
Energy Northwest (RB) Series C
5.000%, 07/01/23	985	995,507
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,025	$1,033,782
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	968,153
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,065,912
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,497,484
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,909,985
King County Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,300	1,365,743
Washington Health Care Facilities Authority (GO) Series A-2
5.000%, 08/01/26	100	106,891
Washington State (COP) Series A
5.000%, 01/01/24	3,735	3,821,401
Washington State (RB) Series B
5.000%, 07/01/23	750	757,876
Washington State (RB) Series C
5.000%, 02/01/23	2,000	2,000,000
Washington State (GO) Series C
5.000%, 08/01/23	7,600	7,697,712
5.000%, 02/01/24	14,650	15,033,449
Washington State (GO) Series RD
5.000%, 08/01/23	5,000	5,064,284
5.000%, 08/01/24	370	384,354
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	8,325	8,503,357
TOTAL WASHINGTON		88,066,852
WISCONSIN — (1.8%)
City of Madison (GO) Series A
5.000%, 10/01/23	1,780	1,811,055

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Madison (GO) Series C
5.000%, 10/01/23	845	$859,742
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,636,778
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,178,345
5.000%, 04/01/27	1,060	1,151,342
City of Waukesha (GO) Series C
5.000%, 10/01/23	210	213,524
Janesville School District (GO)
3.000%, 03/01/23	925	925,465
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	996,155
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,434,519
5.000%, 07/01/26	1,275	1,381,492
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/23	1,000	1,004,127
Wisconsin Department of Transportation (RB) Series 1
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	8,417,647
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	$1,006,411
Wisconsin State (GO) Series A
5.000%, 05/01/23	4,260	4,287,311
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/23)	2,720	2,737,370
Wisconsin State (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,064,981
TOTAL WISCONSIN		34,106,264
TOTAL MUNICIPAL BONDS		1,850,581,768

	Shares
AFFILIATED INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash	2,507,964	2,508,465
TOTAL INVESTMENTS — (100.0%)
(Cost $1,864,299,080)^^		$1,853,090,233

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,850,581,768	—	$1,850,581,768
Affiliated Investment Companies	$2,508,465	—	—	2,508,465
TOTAL	$2,508,465	$1,850,581,768	—	$1,853,090,233

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
ALABAMA — (0.4%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,119,986
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	651,751
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	800	920,083
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	650	725,322
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,339,479
TOTAL ALABAMA		6,756,621
ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	224,865
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	202,986
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,878,814
TOTAL ALASKA		3,306,665
ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,081,004
City of Tucson (GO) Series A
5.000%, 07/01/24	700	725,586
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,064,860
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Glendale Union High School District No. 205 (RB) (AGM) Series B
5.000%, 07/01/28	250	$283,688
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/29	500	578,521
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,814,950
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	259,209
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,177,355
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,372,022
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,309,778
TOTAL ARIZONA		13,666,973
ARKANSAS — (0.2%)
City of Fort Smith AR Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,344,738
CALIFORNIA — (2.4%)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	842,561
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,000	4,281,371
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	430	434,820

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 08/01/25	4,915	$5,258,253
5.000%, 11/01/25	1,985	2,138,763
3.000%, 03/01/26	3,000	3,039,712
5.000%, 08/01/26	8,250	9,072,188
5.000%, 09/01/26	1,000	1,101,986
3.500%, 08/01/27	800	833,163
5.000%, 11/01/27	5,610	6,361,495
5.000%, 04/01/29	2,000	2,340,838
State of California (GO) Series B
5.000%, 09/01/25	2,000	2,144,719
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	521,296
TOTAL CALIFORNIA		38,371,165
COLORADO — (1.1%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	897,695
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,251,146
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,132,215
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,718
Colorado Health Facilities Authority, Revenue Bonds (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,735,007
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	353,063
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	911,840
TOTAL COLORADO		18,313,684
	Face Amount	Value†
	(000)
CONNECTICUT — (1.3%)
City of Bristol (GO)
5.000%, 03/15/29	830	$961,738
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,101,408
5.000%, 08/01/29	1,000	1,111,063
City of Waterbury (GO)
5.000%, 08/01/29	625	724,277
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,513,888
Connecticut State (GO)
4.000%, 01/15/28	2,175	2,338,796
Connecticut State (GO) Series A
4.000%, 01/15/34	7,000	7,738,388
State of Connecticut Series A
5.000%, 10/15/29	700	766,599
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,087,011
University of Connecticut (RB) Series A
5.000%, 04/15/27	935	1,037,850
TOTAL CONNECTICUT		20,381,018
DELAWARE — (0.4%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	47,831
Delaware State (GO)
5.000%, 02/01/29	5,000	5,816,251
Delaware State (GO) Series B
5.000%, 07/01/24	470	487,713
TOTAL DELAWARE		6,351,795
DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,536,965
5.000%, 06/01/25	1,500	1,596,454
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	4,789,363
Washington Metropolitan Area Transit Authority (GO) Series B
5.000%, 07/01/26	3,525	3,844,818

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,180	$9,134,798
TOTAL DISTRICT OF COLUMBIA		20,902,398
FLORIDA — (5.6%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,957,772
Bay County School Board (COP) Series A
5.000%, 07/01/28	555	627,676
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,598,154
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,340,657
4.000%, 09/01/38	5,000	5,151,739
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,242,285
4.000%, 07/01/35	1,750	1,875,047
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,470	1,530,221
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,432,056
County of Hillsborough FL Wastewater Impact Fee
5.000%, 05/01/27	1,000	1,105,997
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,465	1,691,293
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,062,918
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,454,181
5.000%, 11/15/29	1,060	1,186,805
5.000%, 11/15/30	1,220	1,379,848
Florida State (GO) Series A
5.000%, 06/01/24	1,400	1,450,488
5.000%, 07/01/24	5,000	5,186,307
5.000%, 06/01/25	6,500	6,914,911
Florida State (GO) Series B
5.000%, 06/01/23	350	353,104
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/27	2,000	$2,241,437
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	7,374,328
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	2,077,983
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	2,441,624
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,649,847
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	536,346
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,075	1,254,584
Orange County Health Facilities Authority (RB)
5.000%, 10/01/29	665	759,304
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,130,186
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	112,972
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/37	3,000	3,401,181
Pasco County School Board (GO) (AGM) Series B
5.000%, 08/01/36	1,985	2,268,934
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,166,249
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	177,027
School District of Broward County (COP) Series A
5.000%, 07/01/27	650	723,843
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,114,229
5.000%, 07/01/35	8,000	9,474,816
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,044,333
TOTAL FLORIDA		91,490,682

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (2.7%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	$2,154,937
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	2,966,658
Dev. Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	798,513
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,467,128
5.000%, 07/01/27	6,090	6,833,562
Georgia State (GO) Series C
5.000%, 01/01/27	2,000	2,217,121
4.000%, 07/01/29	1,000	1,112,308
Georgia State (GO) Series C-1
5.000%, 07/01/26	9,210	10,083,767
Georgia State (GO) Series E
5.000%, 12/01/26	3,000	3,318,815
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,841,140
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,083,335
Henry County (GO)
5.000%, 05/01/24	1,200	1,239,589
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	281,036
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	145,550
5.000%, 10/01/29	265	299,642
Private Colleges & Universities Authority (GO)
5.000%, 10/01/30	285	326,436
Private Colleges & Universities Authority (GO) Series B
5.000%, 09/01/25	2,420	2,593,216
TOTAL GEORGIA		43,762,753
HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	203,449
5.000%, 10/01/24	7,045	7,354,252
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	4,925	$5,281,953
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	700,055
5.000%, 07/01/25	845	900,013
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,567,853
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,757,982
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	1,897,671
5.000%, 01/01/27	10,010	11,056,994
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,397,035
Maui County (GO)
5.000%, 03/01/24	880	904,888
TOTAL HAWAII		37,022,145
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	255	283,650
ILLINOIS — (2.4%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,072,895
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	785	818,851
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	130	140,327
5.000%, 06/01/28	3,125	3,441,842
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,092,142
5.000%, 12/01/25	1,180	1,267,708
County of Cook IL (GO) Series A
5.000%, 11/15/29	1,000	1,140,019
County of Cook IL Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	260	296,924

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	$3,931,299
5.000%, 08/15/34	2,380	2,750,121
5.000%, 08/15/35	2,220	2,531,729
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,250	5,740,382
4.000%, 02/15/33	2,805	2,895,910
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	948,479
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,596,669
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,445,232
University of Illinois (RB) Series A
5.000%, 04/01/30	555	641,134
Will County Community Unit School District No. 201 (GO) (AGM) Series E
5.000%, 01/01/26	425	453,285
5.000%, 01/01/27	630	685,272
Will County Community Unit School District No. 201 (GO) (BAM) Series U-A
5.000%, 01/01/26	550	586,604
TOTAL ILLINOIS		39,476,824
INDIANA — (0.6%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,799,421
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	412,298
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,784,128
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/27	1,495	1,651,299
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	548,642
TOTAL INDIANA		10,195,788
	Face Amount	Value†
	(000)
IOWA — (0.5%)
Cedar Falls Community School District (GO) (AGM) Series A
4.000%, 06/01/29	1,470	$1,610,558
4.000%, 06/01/30	1,090	1,204,168
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,177,006
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,137,869
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,224,087
TOTAL IOWA		8,353,688
KANSAS — (0.5%)
City of Topeka KS (GO) Series A
4.000%, 08/15/26	1,425	1,513,088
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,235,761
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,038,199
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	2,000	2,029,973
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,680,817
TOTAL KANSAS		8,497,838
KENTUCKY — (0.7%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	402,715
5.000%, 04/01/36	1,520	1,728,194
5.000%, 04/01/37	1,600	1,802,241
Glasgow Independent School District Finance Corp. (GO) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,174,262
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,600	1,754,959

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	$736,846
5.000%, 06/01/30	540	627,503
Kentucky State Property & Building Commission (GO)
5.000%, 08/01/31	920	972,044
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	163,555
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,722,411
TOTAL KENTUCKY		12,084,730
LOUISIANA — (0.6%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	434,859
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,102,561
City of New Orleans (GO) Series
5.000%, 12/01/27	2,020	2,260,637
5.000%, 12/01/33	1,195	1,369,199
5.000%, 12/01/34	2,370	2,688,381
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,000	1,119,512
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	382,730
4.000%, 03/01/30	400	437,132
TOTAL LOUISIANA		9,795,011
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	555,278
5.000%, 07/01/29	480	541,656
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,239,675
TOTAL MAINE		3,336,609
MARYLAND — (9.2%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,185,460
5.000%, 10/01/29	6,560	7,735,819
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO)
3.000%, 11/01/24	1,000	$1,012,635
5.000%, 03/01/27	5,000	5,567,541
5.000%, 11/01/27	2,175	2,461,088
5.000%, 03/01/28	4,000	4,559,669
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,031,102
City of Baltimore (GO) Series
5.000%, 10/15/30	1,825	2,184,834
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	5,303,958
Harford County (GO)
4.000%, 10/01/24	2,650	2,725,076
Harford County (GO) Series A
5.000%, 10/01/29	1,680	1,981,124
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,760,616
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,113,780
5.000%, 02/15/28	1,220	1,389,311
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,280,932
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	8,865,290
5.000%, 08/01/27	5,000	5,624,082
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	10,975,289
5.000%, 08/01/28	4,000	4,602,418
Maryland State (RB) Series B
5.000%, 08/01/27	5,945	6,687,034
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,828,837
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	9,598,971
Montgomery County (GO) Series D
4.000%, 11/01/26	9,500	10,133,167
Prince County George's (GO) Series A
5.000%, 07/15/25	17,780	18,975,629
4.000%, 07/01/26	2,000	2,121,484
3.000%, 09/15/27	10,950	11,193,555
TOTAL MARYLAND		150,898,701

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (3.1%)
City of Boston (GO) Series C
5.000%, 03/01/28	6,800	$7,754,960
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,278,105
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	951,028
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,552,843
City of Framingham (RB)
5.000%, 06/15/25	1,565	1,664,108
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	151,192
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,870,691
5.000%, 07/01/28	5,725	6,574,946
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,500	1,559,993
5.000%, 04/01/26	4,000	4,351,993
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	989,124
5.000%, 11/01/27	9,010	10,190,771
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,151,258
Massachusetts Dev. Finance Agency (RB) Series K
5.000%, 07/01/34	170	189,900
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,163,525
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,069,229
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,522,429
TOTAL MASSACHUSETTS		49,986,095
MICHIGAN — (0.8%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,269,384
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	$2,805,912
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	985	1,123,056
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,119,110
Oakland University (RB) Series A
5.000%, 03/01/29	695	788,605
5.000%, 03/01/30	805	928,640
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/30	225	264,831
Romeo Community School District (GO) (Q-SBLF) Series A
5.000%, 05/01/29	270	311,430
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,495,705
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,002,640
TOTAL MICHIGAN		13,109,313
MINNESOTA — (1.9%)
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,507,277
5.000%, 12/01/27	5,800	6,573,092
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,765,397
Metropolitan Council (GO) Series A
5.000%, 03/01/26	700	760,003
Minnesota Higher Education Facilities Authority (ST) Series B
5.000%, 10/01/29	635	723,387
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,621,794
5.000%, 08/01/28	6,130	7,039,471
Minnesota State (GO) Series D
5.000%, 08/01/24	500	519,923

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	$1,141,859
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,233,547
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	367,738
TOTAL MINNESOTA		31,253,488
MISSISSIPPI — (0.6%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,135	10,268,465
MISSOURI — (1.2%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,372,754
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,249,236
City of Kansas City (RB) Series C
5.000%, 09/01/29	2,000	2,317,236
City of Kansas City Water Revenue (GO) Series A
5.000%, 12/01/27	600	679,385
City of Wentzville (COP)
5.000%, 11/01/32	600	646,479
Columbia School District (GO) Series B
5.000%, 03/01/24	2,100	2,159,164
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,542,260
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,285	1,461,791
North Kansas City School District No. 74 (RB) (ST AID DIR DEP)
4.000%, 03/01/23	2,335	2,338,033
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	$2,163,253
TOTAL MISSOURI		19,929,591
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	414,685
NEBRASKA — (0.2%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	764,552
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,411,754
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	674,586
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	46,794
TOTAL NEBRASKA		3,897,686
NEVADA — (1.3%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,871,188
Clark County NV Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	530,868
Clark County NV Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,248,321
Clark County NV Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	3,251,169
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,272,854
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	710	784,057
5.000%, 07/01/28	2,520	2,832,287
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,917,551

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,870	$2,133,484
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,775,013
TOTAL NEVADA		21,616,792
NEW HAMPSHIRE — (0.3%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,559,458
New Hampshire State (GO) Series A
5.000%, 12/01/24	2,835	2,973,948
TOTAL NEW HAMPSHIRE		4,533,406
NEW JERSEY — (1.6%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,999,042
3.000%, 02/01/27	3,035	3,104,654
3.000%, 02/01/28	4,560	4,691,925
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,773,164
Monmouth County (GO)
5.000%, 01/15/24	970	994,334
Montville Township (GO)
3.000%, 10/01/25	505	514,949
New Jersey Economic Dev. Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,093,429
New Jersey State (GO) Series A
5.000%, 06/01/28	6,000	6,825,971
5.000%, 06/01/29	500	580,494
4.000%, 06/01/31	2,365	2,614,623
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	854,163
TOTAL NEW JERSEY		26,046,748
NEW MEXICO — (0.5%)
5.000%, 07/01/24	2,800	2,903,139
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,091,418
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,238,812
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe Public School District (RB) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	$2,075,188
TOTAL NEW MEXICO		8,308,557
NEW YORK — (4.5%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,010,323
5.000%, 08/01/26	7,015	7,691,706
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,076,842
5.000%, 08/01/26	2,500	2,741,164
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	519,678
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	205	221,875
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,051,741
New York City Industrial Dev. Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,954,408
5.000%, 03/01/30	1,275	1,462,837
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	200	200,630
5.000%, 03/15/28	1,050	1,194,675
5.000%, 07/01/34	440	459,174
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,427,682
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,950	3,031,082
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,742,935
5.000%, 03/15/28	2,520	2,879,046
5.000%, 03/15/29	1,000	1,161,205
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	4,055	4,281,802
New York State Dormitory Authority (GO) Series B
5.000%, 02/15/24	4,900	5,036,716

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	5,000	$5,809,136
New York State Urban Development Corp (RB) Series A
5.000%, 03/15/27	5,880	6,531,369
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,635,303
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	303,574
Town of Huntington (GO)
2.000%, 12/01/23	100	99,597
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	193,051
Triborough Bridge & Tunnel Authority (RB)
5.000%, 11/15/29	500	591,062
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,348,406
TOTAL NEW YORK		73,657,019
NORTH CAROLINA — (4.4%)
Charlotte-Mecklenburg Hospital Authority (The) (RB) Series A
5.000%, 01/15/38	2,720	2,827,549
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,002,758
Guilford County (GO)
5.000%, 03/01/24	2,300	2,365,796
Guilford County (GO) Series B
5.000%, 05/01/24	2,500	2,582,791
Guilford County (RB) Series A
5.000%, 03/01/29	1,995	2,325,930
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,281,427
New Hanover County (GO) Series A
5.000%, 02/01/23	250	250,000
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,572,852
North Carolina State (RB)
5.000%, 03/01/25	2,815	2,969,908
5.000%, 03/01/33	50	57,372
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series A
5.000%, 06/01/28	5,035	$5,774,471
North Carolina State (GO) Series B
5.000%, 06/01/25	20,545	21,851,611
5.000%, 06/01/26	5,000	5,464,561
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,656,411
Wake County (GO)
5.000%, 04/01/25	4,000	4,234,806
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,280,871
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,281,427
TOTAL NORTH CAROLINA		71,780,541
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,457,684
OHIO — (3.8%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	286,840
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	262,840
Butler County (RB)
4.000%, 11/15/35	1,000	1,007,866
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,094,816
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,662,679
City of Columbus (GO) Series A
4.000%, 04/01/27	3,710	3,989,177
City of Columbus (GO) Series E
4.000%, 04/01/27	8,800	9,462,199
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,544,529
4.000%, 08/01/39	1,400	1,402,186
Ohio State (GO) Series A
5.000%, 06/15/24	800	829,393
5.000%, 03/01/25	3,525	3,721,192

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/25	5,635	$6,030,996
5.000%, 08/01/27	6,935	7,791,087
Ohio State (GO) Series B
5.000%, 08/01/24	970	1,009,087
5.000%, 09/01/24	2,665	2,778,506
5.000%, 09/01/27	625	703,533
5.000%, 09/15/27	1,500	1,690,031
Ohio State (GO) Series U
5.000%, 05/01/28	4,335	4,948,459
Ohio State (GO) Series W
4.000%, 05/01/24	785	801,014
4.000%, 05/01/25	785	815,703
Olentangy Local School District (COP)
5.000%, 12/01/24	1,355	1,420,164
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,591,746
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,051,809
TOTAL OHIO		61,895,852
OKLAHOMA — (1.3%)
City of Tulsa (GO)
5.000%, 03/01/24	7,500	7,708,050
5.000%, 03/01/26	6,250	6,779,899
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,838,603
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,505,601
Oklahoma County Independent School District No. 12 Edmond (GO) Series G
4.000%, 03/01/27	740	790,702
TOTAL OKLAHOMA		20,622,855
OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	695,843
City of Portland (GO) Series A
5.000%, 06/15/24	400	414,531
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,700,773
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 04/01/29	1,440	$1,671,824
City of Salem (GO)
5.000%, 06/01/25	530	562,960
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,225,026
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,669,047
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,274,849
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,403,502
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,567,408
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	157,050
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,892,716
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,610,584
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,668,336
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,381,973
Washington County (GO)
5.000%, 03/01/24	2,400	2,468,397
5.000%, 03/01/25	5,100	5,382,785
5.000%, 03/01/26	300	325,248
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,081,149

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/25	1,395	$1,481,753
TOTAL OREGON		44,635,754
PENNSYLVANIA — (1.3%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,647,929
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	242,873
County of Montgomery PA (GO)
5.000%, 07/01/29	3,000	3,527,753
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	161,555
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	756,786
Montgomery County (GO)
5.000%, 05/01/23	1,000	1,006,536
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,512,705
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	395	449,519
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,280	2,408,512
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	210,776
5.000%, 03/01/25	540	569,377
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,495	3,762,611
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,650	3,987,870
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	357,123
TOTAL PENNSYLVANIA		21,601,925
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.3%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	$1,014,036
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,679,474
TOTAL RHODE ISLAND		4,693,510
SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,264,689
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,167,346
Charleston County (GO) Series A
5.000%, 11/01/27	4,655	5,265,043
5.000%, 11/01/29	8,145	9,626,572
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,229,151
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,508,992
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,152,729
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	5,765	6,243,968
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,053,908
Richland County School District No. 2 (RB) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,266,566
South Carolina Public Service Authority Series E
5.000%, 12/01/30	2,610	2,959,496
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,011,174

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	$1,491,467
TOTAL SOUTH CAROLINA		38,241,101
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,249,078
TENNESSEE — (4.5%)
City of Knoxville TN Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,786,864
City of Memphis (GO)
5.000%, 05/01/25	3,840	4,072,165
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,057,903
City of Sevierville (RB)
5.000%, 06/01/30	3,285	3,877,442
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,264,956
Knox County (GO)
5.000%, 04/01/24	2,000	2,061,474
Knox County (RB)
5.000%, 06/01/29	1,750	2,038,462
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series A
5.000%, 07/01/31	5,465	6,166,971
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,510	3,930,686
Metropolitan Government of Nashville & Davidson County (GO) Series
5.000%, 01/01/30	1,970	2,312,594
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/26	5,880	6,346,913
4.000%, 07/01/28	10,000	10,894,924
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	$2,136,356
Putnam County (GO)
4.000%, 04/01/23	975	977,542
Sumner County (GO)
5.000%, 06/01/24	720	744,907
5.000%, 06/01/25	1,750	1,859,241
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,247,265
5.000%, 02/01/27	7,720	8,578,931
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,068,577
Tennessee State School Bond Authority (GO) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,207,470
TOTAL TENNESSEE		73,631,643
TEXAS — (16.8%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,039,364
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,004,539
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,026,484
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,521,842
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	779,546
5.000%, 08/01/25	250	266,767
Bexar County (RB)
5.000%, 08/15/27	680	750,687
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,189,489
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,047,113

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	$1,027,315
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,104,506
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,529,117
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,876,332
4.000%, 02/15/24	1,555	1,581,648
2.000%, 02/15/25	5,015	4,958,883
4.000%, 02/15/25	1,620	1,675,093
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,659,014
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,280,511
City of Austin (GO)
5.000%, 09/01/24	1,215	1,266,131
City of Austin TX Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	875	1,027,106
City of Bryan TX Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	550	630,028
5.000%, 07/01/30	1,040	1,204,167
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,908,646
City of Cedar Park (GO)
5.000%, 02/15/29	500	577,489
City of Celina (GO)
4.125%, 09/01/24	2,325	2,388,394
City of College Station (GO)
5.000%, 02/15/29	330	380,941
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	638,990
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	709,850
5.000%, 10/01/25	1,000	1,072,209
City of Denton (GO)
3.000%, 02/15/24	3,615	3,634,614
4.000%, 02/15/25	3,790	3,907,421
5.000%, 02/15/29	2,150	2,492,412
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,500	$1,728,452
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,273,057
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	4,109,258
5.000%, 02/15/25	9,470	9,979,407
City of Garland (GO)
5.000%, 02/15/25	2,030	2,133,806
City of Houston (GO) Series A
5.000%, 03/01/25	500	527,097
City of Irving (GO)
5.000%, 09/15/28	1,845	2,118,004
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,153,268
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,092,296
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,897,100
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,510,317
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	519,322
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,289,773
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	401,959
Clifton Higher Education Finance Corp. (GO) (PSF-GTD) Series T
5.000%, 08/15/31	670	793,753
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,446,135
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	332,700
4.000%, 08/15/24	410	419,804
Cypress-Fairbanks Independent School District (RB) (PSF-GTD)
5.000%, 02/15/29	850	983,289
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	872,157

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	$520,298
Fort Bend Independent School District (RB) (PSF-GTD)
5.000%, 08/15/24	1,000	1,039,980
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	625,272
4.000%, 08/15/24	500	511,880
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,080,576
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,027,315
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,547,731
Gulf Coast Authority Series B
5.000%, 10/01/33	895	1,092,505
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,044,231
5.000%, 10/01/29	1,940	2,281,131
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,126,951
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,652,829
5.000%, 07/01/29	2,125	2,427,438
3.000%, 10/01/40	2,120	1,891,591
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	699,747
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,373,768
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	7,020	7,593,868
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,244,010
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,442,904
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,581,707
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,054,201
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	553,178
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,082,736
Lower Colorado River Authority (GO) (AGM)
5.000%, 05/15/26	500	543,849
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/32	1,475	1,765,563
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,050	1,193,088
5.000%, 05/15/41	1,600	1,721,452
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	576,825
Lower Colorado River Authority Series A
5.000%, 05/15/30	400	469,983
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	304,478
5.000%, 09/01/24	5,715	5,950,244
North Texas Municipal Water District Water System Revenue (GO) Series A
5.000%, 09/01/28	2,000	2,294,059
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,752,282

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
North Texas Tollway Authority (GO) Series B
5.000%, 01/01/27	1,900	$2,083,756
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,040,288
5.000%, 08/15/25	1,880	2,008,701
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,346,856
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,010,387
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	6,000	6,159,526
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	361,075
San Antonio Independent School District (RB) (PSF-GTD)
5.000%, 08/15/26	4,340	4,757,006
San Antonio Public Facilities Corp.
5.000%, 09/15/31	6,815	8,159,237
San County Patricio (GO)
5.000%, 04/01/29	150	171,543
Tarrant County College District (GO)
5.000%, 08/15/29	1,015	1,183,746
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	227,451
5.000%, 07/01/30	455	526,160
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,646,336
Temple Independent School District (RB) (PSF-GTD)
5.000%, 02/01/29	500	576,144
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/30	1,000	1,172,921
Texas State (GO)
5.000%, 10/01/26	2,845	3,124,869
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State (GO) Series A
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	$15,630,903
Texas State (RB) Series A
5.000%, 04/01/25	1,000	1,056,742
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	938,030
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	10,716,716
5.250%, 04/01/26	300	327,912
5.000%, 10/01/26	4,360	4,790,518
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,524,488
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/29	250	290,365
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	573,125
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,925,674
University of Texas System (RB) Series D
5.000%, 08/15/26	2,035	2,231,451
University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,329,165
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,673,702
5.000%, 08/15/26	1,530	1,677,700
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	231,706
Upper Trinity Regional Water District (GO) (BAM)
5.000%, 08/01/32	485	583,495
Waller Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/31	3,715	4,408,314

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	$898,029
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	511,041
Willis Independent School District (GO)
5.000%, 02/15/30	500	586,183
5.000%, 02/15/31	875	1,043,552
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,265,753
TOTAL TEXAS		274,575,838
UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,924,151
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/30	2,120	2,494,081
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,125,312
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,211,677
Utah State (GO)
5.000%, 07/01/24	7,000	7,262,817
5.000%, 07/01/25	1,000	1,066,321
5.000%, 07/01/26	4,450	4,873,718
5.000%, 07/01/27	6,120	6,867,225
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,047,921
TOTAL UTAH		28,873,223
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,288,000
Vermont State (GO) Series C
4.000%, 08/15/23	225	226,998
TOTAL VERMONT		1,514,998
	Face Amount	Value†
	(000)
VIRGINIA — (3.7%)
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	$107,367
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,181,224
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,557,760
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,186,196
City of Norfolk (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/28	2,405	2,767,204
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,292,882
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,639,956
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,705,795
City of Richmond (RB) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	3,978,680
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 02/01/25	2,590	2,730,614
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,067,741
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,329,336
5.000%, 06/01/25	500	531,681
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	5,221,155
5.000%, 10/01/27	1,000	1,129,766
Fairfax County (RB) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,000	1,101,712

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	$1,887,387
Henrico County (COP) (ST AID WITHHLDG)
5.000%, 08/01/28	2,905	3,339,250
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,549,510
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,612,039
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	539,736
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	5,084,966
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	435,079
5.000%, 01/01/29	530	584,350
TOTAL VIRGINIA		60,561,386
WASHINGTON — (4.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,097,287
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,036,127
5.000%, 07/01/25	900	955,971
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	345,446
City of Seattle (GO) Series A
5.000%, 12/01/26	3,030	3,352,003
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,406,769
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,348,433
City of Seattle Water System Revenue (GO)
5.000%, 08/01/24	1,790	1,862,669
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	$276,147
5.000%, 01/01/29	1,055	1,206,061
5.000%, 01/01/30	1,380	1,606,553
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,000	1,118,064
King County (GO) Series A
5.000%, 06/01/28	3,555	4,055,901
5.000%, 06/01/29	2,050	2,387,913
King County (GO) Series E
5.000%, 12/01/25	975	1,050,811
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,951,977
King County School District No. 405 Bellevue (RB) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,611,475
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	1,555	1,717,232
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	2,933,687
Snohomish County School District No. 201 Snohomish (RB) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,300,736
Washington State (GO) Series A
5.000%, 08/01/23	750	759,643
5.000%, 08/01/36	3,000	3,474,311
5.000%, 08/01/39	1,000	1,132,802
Washington State (GO) Series B
5.000%, 07/01/24	2,000	2,073,104
5.000%, 07/01/25	1,500	1,598,750
Washington State (GO) Series C
5.000%, 02/01/25	3,865	4,067,075
5.000%, 02/01/26	2,640	2,856,293
Washington State (GO) Series D
5.000%, 06/01/25	1,500	1,595,044
Washington State (GO) Series R
5.000%, 07/01/25	5,000	5,329,168
4.000%, 07/01/29	3,030	3,354,953

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	$3,883,364
TOTAL WASHINGTON		76,745,769
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	510,921
5.000%, 12/01/24	755	791,309
TOTAL WEST VIRGINIA		1,302,230
WISCONSIN — (2.3%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,320,408
5.000%, 10/01/26	920	1,012,550
City of Madison (GO) Series C
5.000%, 10/01/26	945	1,040,064
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	4,344,686
5.000%, 04/01/28	5,385	5,955,178
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	446,350
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,863,732
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,394,740
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	$2,220,280
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	672,318
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,020	1,146,272
Wisconsin State (GO) Series 1
5.000%, 05/01/24	2,515	2,597,973
5.000%, 05/01/29	1,500	1,752,954
Wisconsin State (GO) Series A
5.000%, 05/01/25	7,885	8,365,295
TOTAL WISCONSIN		38,132,800
TOTAL MUNICIPAL BONDS		1,633,131,508

	Shares
AFFILIATED INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash	3,878,948	3,879,724
TOTAL INVESTMENTS — (100.0%)
(Cost $1,654,922,318)^^		$1,637,011,232

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,633,131,508	—	$1,633,131,508
Affiliated Investment Companies	$3,879,724	—	—	3,879,724
TOTAL	$3,879,724	$1,633,131,508	—	$1,637,011,232

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
ALABAMA — (0.6%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$734,131
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	344,956
4.000%, 02/01/38	750	740,305
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	255,341
TOTAL ALABAMA		2,074,733
ALASKA — (0.9%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	274,059
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,153,956
Alaska State (GO) Series A
5.000%, 08/01/36	250	285,359
Alaska State (GO) Series B
5.000%, 08/01/30	500	531,652
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	280	297,289
Borough of North Slope (GO) Series B
5.000%, 06/30/27	450	499,892
TOTAL ALASKA		3,042,207
ARIZONA — (0.9%)
Arizona Industrial Dev. Authority (RB) Series A
5.000%, 02/01/37	1,145	1,310,504
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,115,820
Maricopa County Industrial Dev. Authority (RB) Series A
3.250%, 01/01/37	250	237,260
4.000%, 09/01/37	375	382,258
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	$181,126
TOTAL ARIZONA		3,226,968
ARKANSAS — (0.3%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	32,792
5.000%, 09/01/30	10	11,173
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	431,601
2.000%, 02/01/30	250	236,390
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	239,395
TOTAL ARKANSAS		951,351
CALIFORNIA — (0.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	279,858
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	269,378
Hesperia Community Redevelopment Agency Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	472,933
Imperial Beach Redevelopment Agency Successor Agency (TAN)
4.000%, 06/01/38	260	267,232
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	325,665
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	181,693

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	$210,688
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	506,943
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	203,845
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	103,038
TOTAL CALIFORNIA		2,821,273
COLORADO — (1.4%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	191,430
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	530	600,074
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	25	26,216
4.000%, 08/01/37	300	299,515
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	750	809,589
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	352,940
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	865	934,740
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	255,889
5.000%, 09/01/36	300	339,410
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	437,081
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	319,800
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	317,448
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	$146,595
TOTAL COLORADO		5,030,727
CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	410,517
City of Bridgeport CT (GO) Series B
5.000%, 08/15/26	500	542,002
City of New Haven (GO) Series A
5.000%, 08/01/29	595	661,082
Connecticut State (GO) Series A
4.000%, 04/15/38	500	513,064
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	271,496
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	603,137
5.000%, 05/01/38	500	562,033
TOTAL CONNECTICUT		3,563,331
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/29	115	132,838
DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (RB)
5.000%, 04/01/26	25	26,803
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	310	346,126
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	680	791,313
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	274,502
TOTAL DISTRICT OF COLUMBIA		1,438,744

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (14.0%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	$1,626,337
Brevard County School District (COP)
5.000%, 07/01/27	295	304,531
Broward County Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	2,825	2,878,342
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,030,348
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	270,155
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	270	273,468
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	318,269
City of Fort Lauderdale FL (GO) Series A
5.000%, 07/01/31	1,205	1,466,677
City of Fort Lauderdale FL (GO) Series B
5.000%, 07/01/23	1,905	1,925,084
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	615	656,935
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,410	1,505,013
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	287,262
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	945	986,167
5.000%, 10/01/25	1,295	1,387,815
City of Orlando Tourist Dev. Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	850,711
City of Pompano Beach (GO)
5.000%, 07/01/26	1,355	1,477,004
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,650	$1,757,222
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,098,372
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	857,754
County of Miami-Dade FL Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,055	2,192,927
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	587,356
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	370,328
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	111,963
Hillsborough County School Board (COP)
5.000%, 07/01/30	550	617,985
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	580	612,150
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	560	619,252
JEA Electric System Revenue (RB) Series A
5.000%, 10/01/33	1,000	1,195,788
JEA Water & Sewer System Revenue (RB) Series
4.000%, 10/01/30	1,000	1,017,817
Miami-Dade County Aviation Revenue (RB) Series A
5.000%, 10/01/30	440	477,267
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	412,205
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	318,474
Miami-Dade County Seaport Department (RB) Series B
5.000%, 10/01/37	750	847,748

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,345	$1,504,236
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	263,914
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	549,544
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,384,133
Pasco County (GO) Series A
5.000%, 10/01/24	570	594,355
5.000%, 10/01/25	570	607,953
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,189,918
Polk County School District (COP) Series A
5.000%, 01/01/28	570	640,450
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	455,146
5.000%, 10/01/37	400	443,891
School Board of Miami-Dade County (The) (GO) (BAM) Series
5.000%, 03/15/27	2,500	2,769,705
School Board of Miami-Dade County (The) (COP) Series A
5.000%, 05/01/31	450	473,054
School District of Broward County (GO)
5.000%, 07/01/27	1,585	1,763,652
School District of Broward County (COP) Series A
5.000%, 07/01/32	540	581,060
South Florida Water Management District (COP)
3.000%, 10/01/31	425	427,925
5.000%, 10/01/36	1,155	1,227,084
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Sunshine State Governmental Financing Commission (RB) Series C
¤ 5.500%, 09/01/27 (Pre-refunded @ $100, 9/1/23)	1,530	$1,557,043
Town of Longboat Key (GO)
5.000%, 08/01/24	375	389,548
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	591,663
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	277,124
TOTAL FLORIDA		50,030,124
GEORGIA — (0.6%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	90	96,186
5.000%, 03/01/29	250	270,650
Brookhaven Dev. Authority (RB) Series A
5.000%, 07/01/34	250	285,056
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	430,448
Dev. Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	489,486
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	110,013
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	169,394
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	220,426
5.000%, 10/01/28	170	190,334
TOTAL GEORGIA		2,261,993
HAWAII — (0.4%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	365,485
4.000%, 07/01/39	700	705,431

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	$518,019
TOTAL HAWAII		1,588,935
IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB) Series A
5.000%, 03/01/37	425	444,792
ILLINOIS — (6.5%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	250	290,255
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	970	1,014,153
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,110,141
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	634,426
5.000%, 06/01/29	1,025	1,149,500
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,345,879
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	3,148,832
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,074,329
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	99,366
5.000%, 11/15/42	1,255	1,368,032
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	403,651
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	154,172
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Du Page Cook & Will Counties Community College District No. 502 (GO)
5.000%, 06/01/23	1,000	$1,008,267
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	621,413
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,160	1,280,871
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	345	393,444
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	750	820,055
5.000%, 02/15/31	535	584,217
4.000%, 02/15/33	200	206,482
Illinois State (GO)
5.500%, 01/01/30	1,000	1,125,069
4.000%, 06/01/37	100	98,279
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	254,968
5.000%, 01/01/39	570	617,694
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series N4
4.000%, 12/15/26	300	318,352
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series A
4.000%, 01/01/27	500	524,550
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	146,047
5.000%, 03/01/29	360	375,030
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	925,014
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	539,730
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	323,447

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201 (GO) (AGM) Series E
5.000%, 01/01/27	235	$250,708
TOTAL ILLINOIS		23,206,373
INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	282,968
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	299,334
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	442,714
4.000%, 02/01/34	750	817,737
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,619,265
Indiana State University (RB) Series T
4.000%, 10/01/39	110	110,265
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	384,049
TOTAL INDIANA		3,956,332
IOWA — (0.4%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,430,792
KENTUCKY — (1.5%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	281,822
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,114,157
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	761,814
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	98,325
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	543,486
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	$593,202
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,076,052
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	426,932
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	375	390,419
TOTAL KENTUCKY		5,286,209
LOUISIANA — (0.9%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,169,548
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	111,951
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	317,891
Lafourche Parish School Board (GO)
5.000%, 03/01/29	40	45,629
Lafourche Parish School Board (GO) Series A-1
5.000%, 03/01/28	625	700,590
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	280,579
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	480	521,361
TOTAL LOUISIANA		3,147,549
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	225,605
MARYLAND — (0.3%)
Maryland Health & Higher Educational Facilities Auth. (RB) Series B
4.000%, 01/01/35	1,000	985,195

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (0.8%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	$285,299
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	337,422
Massachusetts Dev. Finance Agency (RB) Series H
5.000%, 01/01/24	70	71,427
Massachusetts Dev. Finance Agency (RB) Series I
5.000%, 07/01/29	470	504,575
5.000%, 10/01/29	100	113,462
Massachusetts Dev. Finance Agency (RB) Series K
5.000%, 07/01/30	775	879,253
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	670	760,651
TOTAL MASSACHUSETTS		2,952,089
MICHIGAN — (1.9%)
Central Michigan University (RB)
4.000%, 10/01/35	450	468,653
4.000%, 10/01/36	470	485,255
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	879,621
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	543,371
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	701,535
4.000%, 03/01/34	250	259,667
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	254,657
Ferris State University (RB)
5.000%, 10/01/27	410	446,104
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	245,190
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	40	$41,303
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	549,855
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,100	1,189,404
4.000%, 11/15/35	295	300,096
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	563,536
TOTAL MICHIGAN		6,928,247
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	251,749
MISSISSIPPI — (0.3%)
City of Jackson (GO)
5.000%, 03/01/24	350	358,537
Mississippi Dev. Bank (RB) Series A
5.000%, 04/01/28	255	272,793
Mississippi State (RB) Series A
5.000%, 10/15/23	490	497,670
TOTAL MISSISSIPPI		1,129,000
MISSOURI — (1.0%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	413,250
Jefferson City School District (COP)
4.000%, 04/01/24	200	203,240
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	140,682
Kansas City Industrial Dev. Authority (RB) Series B
5.000%, 03/01/30	15	17,356
5.000%, 03/01/33	450	515,329
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,285	1,398,236

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	$525,860
Missouri State Health & Educational Facilities Authority (RB) Series E
5.000%, 11/15/29	350	389,067
TOTAL MISSOURI		3,603,020
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	518,356
NEVADA — (3.2%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	618,852
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	425	491,618
5.000%, 07/01/40	500	547,948
Clark County NV (GO) Series B
5.000%, 11/01/27	1,025	1,154,385
Clark County NV Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	285	329,673
Clark County School District (GO) Series A
5.000%, 06/15/28	390	433,526
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	400,580
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,360,328
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,229,026
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	278,367
Washoe County NV (GO)
5.000%, 07/01/24	735	761,553
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,584,469
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,106,910
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	$214,120
TOTAL NEVADA		11,511,355
NEW JERSEY — (2.3%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	524,866
Gloucester County Improvement Auth. (The) (RB) (BAM)
5.000%, 07/01/32	145	166,718
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	346,205
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	327,866
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	111,321
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	735	746,015
New Jersey State (GO) Series A
4.000%, 06/01/30	880	966,248
4.000%, 06/01/31	295	326,137
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	813,488
5.250%, 06/15/31	270	284,978
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	819,436
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	754,448
Township of Union/Union County (GO)
5.000%, 01/23/24	2,000	2,047,364
TOTAL NEW JERSEY		8,235,090
NEW YORK — (2.0%)
City of New York NY (GO) Series A-1
5.000%, 08/01/36	2,000	2,020,847

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	$1,060,601
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	163,482
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/25	715	750,866
5.000%, 12/01/28	315	343,206
New York City Industrial Dev. Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	493,344
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	1,250	1,263,136
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	339,145
Triborough Bridge & Tunnel Authority (RB) Series A
4.000%, 11/15/31	500	570,199
TOTAL NEW YORK		7,004,826
NORTH CAROLINA — (1.5%)
Charlotte-Mecklenburg Hospital Authority (The) (RB) Series A
5.000%, 01/15/38	1,495	1,554,112
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,643,356
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	512,822
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	453,733
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,068,652
TOTAL NORTH CAROLINA		5,232,675
NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	138,571
	Face Amount	Value†
	(000)
OHIO — (1.3%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	1,565	$1,779,981
Butler County (RB)
4.000%, 11/15/35	1,000	1,007,866
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	202,453
Montgomery County (RB)
5.000%, 08/01/28	360	401,531
4.000%, 08/01/39	600	600,937
4.000%, 08/01/40	500	499,573
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,881
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	275	298,201
TOTAL OHIO		4,800,423
OKLAHOMA — (1.6%)
City of Bixby OK (GO) Series A
4.000%, 06/01/26	1,000	1,052,987
City of Oklahoma City (GO) Series A
2.000%, 03/01/26	2,000	1,968,656
Grady County School Finance Authority (RB) Series A
4.000%, 12/01/23	500	504,771
Oklahoma Dev. Finance Authority (RB) Series B
4.000%, 06/01/29	770	806,559
Oklahoma Municipal Power Authority (RB) Series A
5.000%, 01/01/31	600	634,910
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	525	590,148
University of Oklahoma (The) (RB) Series C
5.000%, 07/01/27	215	233,546
TOTAL OKLAHOMA		5,791,577
OREGON — (0.4%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	233,753
Metro (RB)
5.000%, 06/15/30	225	248,238

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	$612,374
5.000%, 05/15/37	200	215,715
TOTAL OREGON		1,310,080
PENNSYLVANIA — (4.2%)
Allegheny County Hospital Dev. Authority (RB) Series A
4.000%, 07/15/38	1,125	1,133,495
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,373,274
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	281,511
Chester County School Authority (RB)
5.000%, 03/01/28	235	252,739
City of Philadelphia (GO) Series C
4.000%, 05/01/38	810	829,440
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	863,172
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	256,764
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	544,368
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	433,556
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	270,864
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	562,882
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/27	945	1,035,159
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	85,309
5.000%, 05/01/34	1,260	1,331,020
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,535	$1,652,535
5.000%, 12/01/37	1,250	1,410,792
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	280,740
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	550,065
5.000%, 09/01/31	780	919,411
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	279,639
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	560,392
TOTAL PENNSYLVANIA		14,907,127
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	106,668
SOUTH CAROLINA — (0.9%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	760,974
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	391,003
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	526,954
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,082,996
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	295	307,122
TOTAL SOUTH CAROLINA		3,069,049
SOUTH DAKOTA — (0.3%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	943,765

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (Continued)
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	$131,251
TOTAL SOUTH DAKOTA		1,075,016
TENNESSEE — (3.2%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	999,179
5.000%, 07/01/25	970	1,032,679
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,010	2,176,037
Greeneville Health & Educational Facilities Board (RB)
5.000%, 07/01/30	650	711,058
Knox County (GO)
5.000%, 06/01/29	1,420	1,619,204
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	610	649,554
Maury County (GO)
5.000%, 04/01/25	825	872,710
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	100	107,413
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series A
5.000%, 07/01/31	1,000	1,128,448
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,092,501
Sumner County (GO)
5.000%, 06/01/24	940	972,517
TOTAL TENNESSEE		11,361,300
TEXAS — (24.0%)
Alamo Community College District (GO)
5.000%, 08/15/27	1,035	1,158,123
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	$340,103
Bell County (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,600,592
Bexar County (GO)
4.000%, 06/15/26	600	631,369
5.000%, 06/15/28	1,350	1,469,070
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	610,325
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	209,423
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	3,085	3,285,095
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	551,142
4.000%, 01/01/40	755	763,835
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,431,163
City of Austin (GO) Series A
5.000%, 09/01/24	45	46,895
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	295,586
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,070	2,225,280
City of Austin TX (GO)
5.000%, 09/01/27	1,330	1,386,435
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	697,910
City of Celina (GO)
4.125%, 09/01/25	1,000	1,044,348
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,102,001
City of El Paso (GO) Series B
5.000%, 08/15/23	455	461,302

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
4.000%, 03/01/29	2,175	$2,265,286
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	532,579
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,336,068
City of Garland (GO)
5.000%, 02/15/26	2,295	2,476,293
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,087,179
5.000%, 03/01/30	1,220	1,343,584
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	525,482
City of Irving TX (GO)
5.000%, 09/15/26	240	263,241
City of League City (GO)
4.000%, 02/15/28	160	170,535
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	448,203
5.000%, 05/15/30	415	484,885
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,214,821
City of Odessa (GO)
5.000%, 03/01/29	170	189,801
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,053,792
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	6,000	6,475,251
5.000%, 02/01/27	1,145	1,264,979
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,060,604
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,378,770
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	3,995	4,305,707
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	730	769,268
Dallas College (GO)
5.000%, 02/15/28	430	487,913
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	852,962
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	$41,635
4.000%, 11/01/39	465	468,738
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	100	102,090
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	224,059
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	337,102
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	98,704
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	266,980
Harris County (GO) Series A
5.000%, 10/01/26	545	584,354
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	700	731,132
5.000%, 05/15/28	775	856,818
5.000%, 07/01/28	360	405,388
5.000%, 05/15/31	510	570,492
3.000%, 10/01/40	100	89,226
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	337,507
Houston Community College System (RB)
5.000%, 04/15/26	1,210	1,277,321
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,035	1,090,886
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	274,153
Katy Independent School District (GO) (PSF-GTD) Series B5
5.000%, 02/15/25	1,050	1,106,911

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	$2,634,706
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,699,014
Lower Colorado River Authority (RB)
5.000%, 05/15/38	425	468,355
5.000%, 05/15/39	1,205	1,319,636
5.000%, 05/15/41	725	788,172
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,184,854
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,385	1,468,745
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	668,582
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	100,278
Port Freeport (RB) Series B
5.000%, 06/01/29	350	388,449
Roma Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/26	540	566,583
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	841,827
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	368,996
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	200,325
Texas State (GO) Series A
5.000%, 10/01/23	2,200	2,237,649
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/31	1,000	1,181,526
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/25	1,520	$1,628,941
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	384,421
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	774,158
5.000%, 02/01/25	400	420,753
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	287,941
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	675	772,824
TOTAL TEXAS		85,547,431
UTAH — (2.9%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,062,188
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	390	448,353
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,250	1,315,104
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,734,118
Uintah County (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	794,943
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	655	710,781
Washington Country School District Board of Education/St George (GO) (SCH BD GTY) Series B
5.000%, 03/01/30	2,880	3,166,594
TOTAL UTAH		10,232,081

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	190	$209,484
WASHINGTON — (7.1%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	630	677,052
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,349,078
5.000%, 11/01/26	750	826,567
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	626,534
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	179,803
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,000	2,065,982
Energy Northwest (RB)
4.000%, 07/01/27	250	257,689
Energy Northwest (RB) Series C
5.000%, 07/01/23	780	788,321
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,075,469
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/26	1,000	1,102,391
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	314,670
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/25)	2,000	2,148,658
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series C
5.000%, 12/01/26	545	601,648
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,030	$2,182,624
State of Washington (COP) Series D
5.000%, 07/01/40	630	696,557
Washington Health Care Facilities Auth. (RB) Series A
4.000%, 07/01/37	200	202,493
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	36,703
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,053,401
Washington State (GO) Series A-1
5.000%, 08/01/26	1,035	1,104,935
Washington State (GO) Series B
5.000%, 07/01/24	1,125	1,166,121
5.000%, 08/01/29	855	933,852
Washington State (GO) Series C
5.000%, 06/01/29	1,000	1,087,861
5.000%, 02/01/34	2,000	2,245,043
Washington State (GO) Series E
5.000%, 02/01/27	625	642,047
Washington State (GO) Series R-2018D
5.000%, 08/01/25	690	737,145
Washington State (GO) Series RC
5.000%, 08/01/27	1,035	1,161,347
TOTAL WASHINGTON		25,263,991
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	415	452,081
WISCONSIN — (6.4%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	880,065

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series
4.000%, 04/01/28	325	$339,941
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	613,455
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	225	246,583
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	480	511,604
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	285,192
Green Bay Area Public School District (GO)
5.000%, 04/01/25	350	368,720
Lomira School District (GO) (AGM)
¤ 3.500%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	1,530	1,545,659
¤ 3.750%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,585	1,605,417
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,325,792
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	942,282
Platteville School District (GO)
5.000%, 03/01/31	565	653,759
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	689,397
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 07/01/39	675	$685,715
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,539,676
Sauk Prairie School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,235	2,260,262
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	670	753,315
5.000%, 07/01/34	220	235,510
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,175	1,248,873
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/35	4,000	4,200,448
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,100	1,198,588
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	639,355
TOTAL WISCONSIN		22,769,608
TOTAL MUNICIPAL BONDS		349,246,965

	Shares
AFFILIATED INVESTMENT COMPANIES — (2.1%)
BlackRock Liquidity Funds MuniCash	7,507,614	7,509,116
TOTAL INVESTMENTS — (100.0%)
(Cost $368,074,703)^^		$356,756,081

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$349,246,965	—	$349,246,965
Affiliated Investment Companies	$7,509,116	—	—	7,509,116
TOTAL	$7,509,116	$349,246,965	—	$356,756,081

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
5.000%, 02/01/24	380	$388,092
ALASKA — (0.4%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	693,437
ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	115	119,589
CALIFORNIA — (1.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	261,272
County of Riverside CA (RN)
5.000%, 06/30/23	735	742,964
County of Riverside CA (RN) Series A
3.700%, 10/19/23	125	125,929
County of Santa Cruz CA (RN)
5.000%, 07/06/23	550	556,274
Montebello Unified School District (GO) Series
5.000%, 08/01/23	120	121,436
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	809,791
TOTAL CALIFORNIA		2,617,666
COLORADO — (0.7%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	225	241,815
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/26	850	929,602
TOTAL COLORADO		1,171,417
	Face Amount	Value†
	(000)
CONNECTICUT — (4.0%)
City of Danbury (GO)
3.000%, 07/13/23	3,500	$3,504,519
City of New Haven (GO) Series C
5.000%, 08/01/23	375	379,262
Connecticut State (GO) Series A
4.000%, 01/15/25	355	366,025
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	643,701
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 01/01/24	350	358,417
Town of Windham (GO)
4.000%, 09/28/23	1,000	1,008,581
TOTAL CONNECTICUT		6,260,505
FLORIDA — (7.8%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	280	289,561
Broward County Airport System Revenue (RB) Series C
¤ 5.250%, 10/01/30 (Pre-refunded @ $100, 10/1/23)	1,000	1,018,882
City of Jacksonville (RB)
5.000%, 10/01/23	395	401,287
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/23	1,000	1,016,448
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	200	206,744
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	2,715	2,902,264
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,208,409
Fort Pierce Utilities Authority (RB) Series A
5.000%, 10/01/25	45	47,924

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	310	$327,183
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	980,695
Miami-Dade County Expressway Authority (RB) Series A
4.000%, 07/01/23	820	823,700
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,045,521
Palm Beach County School District (COP) Series B
5.000%, 08/01/23	225	227,758
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	995	1,034,328
School District of Broward County (COP) Series A
5.000%, 07/01/24	715	738,909
TOTAL FLORIDA		12,269,613
GEORGIA — (1.7%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	485,662
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	510,083
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	165,958
5.000%, 04/01/25	600	626,790
Troup County School District (GO)
4.000%, 08/01/23	950	957,028
TOTAL GEORGIA		2,745,521
ILLINOIS — (3.9%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/24	820	838,594
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	$494,934
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,600	1,611,469
Cook County (GO) Series A
5.000%, 11/15/26	700	758,646
Cook County Community Consolidated School District No. 15 Palatine (GO)
5.000%, 12/01/23	195	198,934
County of Cook (GO) Series A
5.000%, 11/15/23	245	248,812
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	350	356,572
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	313,694
Illinois State (GO) Series A
5.000%, 12/01/24	500	518,598
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	400	407,572
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	443,957
TOTAL ILLINOIS		6,191,782
INDIANA — (0.5%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	700	739,114
IOWA — (2.4%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,260	1,286,349
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	503,950
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,184,864
College Community School District (GO) Series C
3.000%, 06/01/24	345	347,725

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (Continued)
Iowa Finance Authority (RB) Series E
5.000%, 08/15/23	435	$440,792
TOTAL IOWA		3,763,680
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 08/01/23	500	506,162
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,137,848
TOTAL KANSAS		1,644,010
KENTUCKY — (1.6%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	514,622
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,000	1,061,552
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	935	990,433
TOTAL KENTUCKY		2,566,607
LOUISIANA — (1.1%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	143,611
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,565,809
TOTAL LOUISIANA		1,709,420
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	350	353,472
MASSACHUSETTS — (0.9%)
City of Quincy (GO)
4.000%, 07/07/23	1,000	1,005,857
Nauset Regional School District (GO)
4.000%, 07/20/23	440	442,717
TOTAL MASSACHUSETTS		1,448,574
	Face Amount	Value†
	(000)
MISSOURI — (1.5%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	$762,436
City of Kansas City (RB) Series C
5.000%, 09/01/24	140	145,563
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	520,758
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	850	867,876
TOTAL MISSOURI		2,296,633
NEBRASKA — (0.6%)
City of Gretna (COP)
5.000%, 12/15/25	380	397,252
Nebraska State Colleges Facilities Corp. (RB) Series B
5.000%, 07/15/24	250	258,382
5.000%, 07/15/25	240	254,012
TOTAL NEBRASKA		909,646
NEVADA — (0.4%)
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	549,825
NEW JERSEY — (7.8%)
Borough of Edgewater (GO)
2.500%, 07/14/23	1,000	999,290
City of East Orange (GO)
4.500%, 10/23/23	1,500	1,520,341
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,000	1,044,066
Hudson County Improvement Authority (RN) (CNTY GTD) Series B
3.000%, 08/04/23	260	260,660
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	403,358
5.000%, 03/01/26	175	175,318

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	500	$507,493
New Jersey State (GO) Series A
5.000%, 06/01/25	725	768,897
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	100,840
Township of East Brunswick (GO)
3.500%, 07/18/23	1,000	1,003,856
Township of Livingston (GO)
5.000%, 12/12/23	1,000	1,020,496
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	1,015	1,033,592
Township of Union/Union County (GO)
5.000%, 01/23/24	1,000	1,023,682
Township of Verona NJ (GO)
5.000%, 10/26/23	750	763,331
Township of West Orange (GO) Series A
5.000%, 11/09/23	700	713,157
Ventnor City (GO)
2.500%, 07/12/23	1,000	999,607
TOTAL NEW JERSEY		12,337,984
NEW YORK — (9.2%)
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,003,497
City of Rochester (GO)
4.000%, 08/02/23	1,000	1,005,480
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	500	500,422
Elmira City School District (GO)
4.000%, 06/23/23	775	779,493
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	775	779,432
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,005,385
Horseheads Central School District (GO)
3.000%, 06/22/23	655	655,013
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	$921,954
5.000%, 05/01/26	215	226,243
New York State Thruway Authority (RB) Series L
5.000%, 01/01/26	340	366,898
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	1,000	1,003,595
Suffolk County (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,025,860
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,270,102
Town of Grand Island (GO)
4.000%, 10/06/23	1,000	1,009,341
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	207,729
Triborough Bridge & Tunnel Authority (RB)
5.000%, 11/15/24	750	785,431
Utica School District (GO)
3.000%, 06/22/23	750	750,949
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	1,250	1,258,319
TOTAL NEW YORK		14,555,143
NORTH CAROLINA — (1.0%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	415	434,872
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	1,050	1,074,550
TOTAL NORTH CAROLINA		1,509,422
OHIO — (1.6%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	72,869
American Municipal Power, Inc. (RB) Series B
5.000%, 02/15/24	855	875,252
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	750	817,274

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	$706,830
TOTAL OHIO		2,472,225
OKLAHOMA — (2.1%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,338,117
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	427,423
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	549,720
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	940,390
TOTAL OKLAHOMA		3,255,650
OREGON — (0.4%)
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	30	31,410
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	616,530
TOTAL OREGON		647,940
PENNSYLVANIA — (2.3%)
Allegheny County Hospital Dev. Authority (RB) Series B
5.000%, 10/15/24	245	254,678
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	730,762
City of Philadelphia (GO) Series A
5.000%, 08/01/23	1,245	1,260,511
5.000%, 05/01/25	250	263,705
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	258,083
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	288,463
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	$488,276
TOTAL PENNSYLVANIA		3,544,478
SOUTH CAROLINA — (0.5%)
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	300	312,247
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	410,744
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	110	111,945
TOTAL SOUTH CAROLINA		834,936
SOUTH DAKOTA — (0.6%)
Educational Enhancement Funding Corp. (RB) Series B
¤ 5.000%, 06/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,008,234
TENNESSEE — (1.8%)
Bedford County (GO)
5.000%, 06/01/26	500	544,603
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	595,365
5.000%, 07/01/25	845	899,602
Maury County (GO)
5.000%, 04/01/23	855	858,571
TOTAL TENNESSEE		2,898,141
TEXAS — (24.0%)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	533,534
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	500	507,260
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	155	164,715

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,250	$2,395,936
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	534,955
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,790,897
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,872,241
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,325,226
City of Dallas (GO)
5.000%, 02/15/25	900	947,492
City of Denton (GO)
5.000%, 02/15/24	545	559,717
5.000%, 02/15/25	855	900,467
City of El Paso (GO) Series A
5.000%, 08/15/26	465	507,357
City of Fort Worth (GO)
5.000%, 03/01/24	115	118,190
5.000%, 03/01/27	490	541,572
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	307,199
City of Houston (GO) Series A
5.000%, 03/01/24	1,850	1,901,519
City of Irving (GO)
4.000%, 09/15/24	1,000	1,027,374
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	256,719
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	90	94,841
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	520,660
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	160	164,304
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	1,000	$1,000,000
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	402,368
5.000%, 12/01/26	540	564,016
5.000%, 05/15/27	500	544,940
5.000%, 07/01/28	285	320,933
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,250	1,300,746
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	60	61,614
Lewisville Independent School District (GO)
5.000%, 08/15/24	805	836,564
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,464,807
Lower Colorado River Authority (RB)
5.000%, 05/15/24	700	721,129
5.000%, 05/15/26	510	553,881
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,560	1,595,082
5.000%, 01/01/27	100	102,067
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	540,950
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	1,201,556
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	169,387
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	270	277,263
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	979,079
Tarrant County College District (GO)
5.000%, 08/15/24	130	135,298
5.000%, 10/01/23	2,450	2,491,928

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State (GO) Series B
5.000%, 08/01/24	170	$176,646
Texas State Technical College (RB) Series A
5.000%, 08/01/23	590	596,969
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	615,225
University of Texas System (RB) Series J
5.000%, 08/15/24	1,040	1,082,541
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	450	470,519
West Travis County Public Utility Agency (RB)
6.500%, 08/15/24	630	667,790
TOTAL TEXAS		37,845,473
UTAH — (1.0%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,210,533
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	275	289,488
TOTAL UTAH		1,500,021
WASHINGTON — (9.6%)
City of Seattle WA Solid Waste Revenue (RB)
5.000%, 08/01/25	1,395	1,486,806
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,103,033
Clark County Public Utility District No 1 (RB)
5.000%, 01/01/24	275	281,261
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	860	879,501
Energy Northwest (RB) Series A
5.000%, 07/01/23	1,265	1,278,494
5.000%, 07/01/26	500	546,571
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	511,767
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	$2,735,788
Washington State (GO) Series A-1
5.000%, 08/01/26	500	533,785
Washington State (GO) Series B
5.000%, 07/01/23	600	606,350
Washington State (GO) Series C
5.000%, 07/01/25	1,515	1,531,729
Washington State (GO) Series E
5.000%, 07/01/24	1,000	1,036,552
Washington State (GO) Series RD
5.000%, 08/01/24	770	799,871
Washington State (RB) Series B
5.000%, 07/01/23	1,250	1,263,126
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	540	551,569
TOTAL WASHINGTON		15,146,203
WISCONSIN — (7.2%)
Appleton Area School District (GO)
¤ 3.750%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,405	1,425,356
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	451,634
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	716,794
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	110	115,006
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,542,847
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,092,932
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	403,983

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Waunakee Community School District (GO)
6.000%, 04/01/24	1,000	$1,039,798
Wisconsin State (GO) Series 2021-2
5.000%, 05/01/24	2,520	2,603,138
TOTAL WISCONSIN		11,391,488
TOTAL MUNICIPAL BONDS		157,385,941

	Shares
AFFILIATED INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash	224,630	224,675
TOTAL INVESTMENTS — (100.0%)
(Cost $157,367,840)^^		$157,610,616

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

†	See Security Valuation Note within the Notes to Schedules of Investments.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$157,385,941	—	$157,385,941
Affiliated Investment Companies	$224,675	—	—	224,675
TOTAL	$224,675	$157,385,941	—	$157,610,616

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	7,000	$7,160,629
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/23	780	789,640
5.000%, 08/01/24	600	622,556
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 05/01/24)	5,500	5,683,518
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 05/01/24)	6,145	6,350,040
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	789,718
Bay Area Toll Authority (RB)
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	2,810	2,934,759
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 4/1/24)	1,820	1,877,005
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/38 (Pre-refunded @ $100, 4/1/23)	7,000	7,031,336
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	5,000	5,024,409
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	653,173
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	298,940
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	150	152,003
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,055	$1,112,277
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,120	1,175,587
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	791,017
5.000%, 11/15/24	100	104,116
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	613,969
5.000%, 10/01/24	1,020	1,062,731
5.000%, 11/15/24	5,605	5,857,727
5.000%, 11/15/25	150	160,621
5.000%, 02/01/26	3,040	3,195,539
5.000%, 03/01/26	2,565	2,567,907
5.000%, 11/15/26	1,000	1,098,163
5.000%, 02/01/27	525	551,522
4.000%, 03/01/28	4,660	4,664,574
5.000%, 10/01/29	2,390	2,488,581
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,085	1,101,016
California Infrastructure & Economic Development Bank (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/23)	3,000	3,000,000
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,052,196
5.000%, 02/01/26	1,135	1,200,868
5.000%, 02/01/28	750	816,860
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,582,129
California State (GO)
4.000%, 05/01/23	2,440	2,450,107
5.000%, 10/01/23	10,000	10,177,798
5.000%, 08/01/24	1,410	1,467,242
5.000%, 10/01/27	9,500	9,538,094
5.000%, 11/01/28	3,000	3,055,098

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series A
5.000%, 11/01/24	10,000	$10,475,763
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,528,915
California State Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,750	1,812,408
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	405	425,821
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,005	3,153,940
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,015	1,065,308
California State Public Works Board (RB) Series A
5.000%, 09/01/28	1,175	1,225,792
California State Public Works Board (RB) Series B
5.000%, 05/01/23	695	699,630
5.000%, 05/01/24	1,200	1,240,793
California State Public Works Board (RB) Series D
5.000%, 04/01/24	2,155	2,223,254
5.000%, 05/01/24	6,500	6,720,960
5.000%, 11/01/25	1,460	1,573,095
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,048,104
5.000%, 06/01/28	4,400	4,441,075
5.000%, 06/01/29	3,000	3,027,104
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,805	1,866,359
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,795	1,883,637
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series I
5.000%, 11/01/24	1,300	$1,327,009
California State University (RB) Series A
5.000%, 11/01/23	4,350	4,439,354
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	495	518,376
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,595	1,670,323
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	970	1,015,808
California Statewide Communities Development Authority (RB) (CA MTG INS)
¤ 5.000%, 08/15/35 (Pre-refunded @ $100, 2/15/26)	1,000	1,087,254
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,359,742
Carlsbad Unified School District (COP)
4.000%, 10/01/23	150	151,596
4.000%, 10/01/24	125	128,320
4.000%, 10/01/25	100	104,428
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	783,057
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/23	5,125	5,202,402
Chabot-Las Positas Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	3,546,567
Chabot-Las Positas Community College District (GO) Series B
5.000%, 08/01/24	4,540	4,731,148
Chico Unified School District (GO) Series C
3.000%, 08/01/23	570	572,008
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	756,329

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	$277,321
4.000%, 08/01/24	125	128,125
4.000%, 08/01/25	275	287,237
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,245	1,292,457
City & County of San Francisco (GO) Series B
2.000%, 06/15/23	1,000	998,489
City & County of San Francisco (GO) Series C-1
5.000%, 06/15/23	1,250	1,262,447
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,881,713
City & County of San Francisco (GO) Series R2
5.000%, 06/15/23	1,250	1,262,447
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,270,232
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	150	155,109
5.000%, 06/01/25	200	212,250
5.000%, 06/01/26	200	217,841
City of Los Angeles (RN)
4.000%, 06/29/23	14,055	14,148,584
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,721,912
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	127,624
4.000%, 09/01/25	150	155,376
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,055	1,127,864
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/23	3,240	3,306,553
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	129,730
5.000%, 09/01/25	280	296,635
5.000%, 09/01/26	250	270,722
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	3,600	$3,647,898
Contra Costa Water District (RB) Series W
5.000%, 10/01/23	1,515	1,541,330
County of Los Angeles CA (RN)
4.000%, 06/30/23	9,880	9,958,105
County of Riverside CA (RN)
5.000%, 06/30/23	3,845	3,886,662
County of Riverside CA (RN) Series A
3.700%, 10/19/23	500	503,717
County of Santa Cruz CA (RN)
5.000%, 07/06/23	7,290	7,373,160
Delano Union School District (GO) (AGM)
4.000%, 02/01/23	245	245,000
4.000%, 02/01/24	275	279,230
4.000%, 02/01/25	300	309,424
4.000%, 02/01/26	315	330,610
Desert Community College District (GO) Series A-1
4.000%, 08/01/23	1,500	1,512,286
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	3,000	3,039,317
5.000%, 08/01/24	510	530,321
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	114,041
5.000%, 06/01/25	150	159,893
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,215,340
East Side Union High School District (GO)
5.000%, 08/01/23	375	380,008
5.000%, 08/01/24	275	286,164
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,388,120
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,559,623

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	$3,084,845
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,123,733
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	716,211
Evergreen School District (GO)
2.000%, 08/01/23	3,000	2,991,451
Fairfield-Suisun Unified School District (GO)
4.000%, 08/01/23	1,150	1,159,705
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,150	1,196,341
Foothill-Eastern Transportation Corridor Agency (RB) Series A
¤ 6.000%, 01/15/49 (Pre-refunded @ $100, 1/15/24)	2,860	2,958,490
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,930	1,979,512
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,128,270
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	730	729,342
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	8,000	8,322,370
Fresno Unified School District (GO) Series D
2.000%, 08/01/23	1,600	1,597,837
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,010	$3,050,048
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	1,931,920
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,560,444
Glendale Community College District (GO) Series B
4.000%, 08/01/23	525	529,170
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/29 (Pre-refunded @ $100, 6/1/23)	1,000	1,009,135
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	10,035	10,677,918
Golden State Tobacco Securitization Corp. (RB) Series A-1
5.000%, 06/01/23	10,050	10,139,120
Grossmont Union High School District (GO) Series E
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	10,105	10,239,447
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,008,637
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,661,575
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	1,485	1,544,060
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	125	130,202
5.000%, 11/01/25	225	239,571
5.000%, 11/01/26	300	326,558
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/23	1,125	1,132,823

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO)
5.000%, 08/01/24	600	$623,997
La Quinta Redevelopment Agency Successor Agency (TAN) Series A
5.000%, 09/01/23	1,500	1,522,829
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	1,522,829
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,042,591
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/23	1,315	1,313,292
Lodi Unified School District (GO)
3.000%, 08/01/23	750	752,457
5.000%, 08/01/24	600	623,907
5.000%, 08/01/25	500	534,793
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	711,368
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,840,401
4.000%, 08/01/24	1,285	1,317,320
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,706,722
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,000	1,040,898
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,035	1,077,329
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	6,865	7,145,765
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	3,890	4,052,608
Los Angeles Community College District (GO) Series F
5.000%, 08/01/23	3,000	3,041,261
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	3,406,212
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/23	8,000	$8,091,001
5.000%, 07/01/24	2,890	3,003,435
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/23	4,285	4,333,742
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,517,063
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/23	5,925	5,992,397
5.000%, 07/01/24	2,900	3,013,828
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	306,752
5.000%, 12/01/24	245	257,369
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/31	4,675	4,788,286
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,325,148
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/24	4,000	4,156,434
5.000%, 07/01/26	1,870	1,947,930
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	2,360	2,386,747
5.000%, 07/01/24	1,670	1,735,311
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,365	3,649,020

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	$1,091,064
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	332,515
5.000%, 07/01/25	500	534,380
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,040	20,251,276
5.000%, 07/01/24	5,540	5,755,085
5.000%, 07/01/25	1,530	1,633,335
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,500	2,597,060
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,050,605
Los Rios Community College District (GO)
5.000%, 08/01/25	500	534,793
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/23	1,140	1,144,682
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,809,556
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,809,556
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	2,042,213
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,619,112
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,068,064
Menifee Union School District (GO) Series C
4.000%, 08/01/23	505	509,262
Merced Community College District (GO)
5.000%, 08/01/24	50	51,955
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Midpeninsula Regional Open Space District Field Employees Corp. (GO) Series A
5.000%, 09/01/23	1,415	$1,436,618
Miracosta Community College District (GO) Series B
4.000%, 08/01/23	2,000	2,018,267
Modesto Irrigation District (RB) Series B
5.000%, 10/01/23	1,050	1,068,319
5.000%, 10/01/25	1,000	1,072,209
Morgan Hill Redevelopment Agency Successor Agency (TAN) Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,777,143
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,459,570
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,377,273
Municipal Improvement Corp. of Los Angeles (RB) Series C
5.000%, 11/01/23	1,650	1,683,397
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,752,015
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	178,082
5.000%, 12/01/25	175	188,307
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	500	519,412
5.000%, 07/01/25	800	854,617
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	515,870
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	1,500	1,518,166
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	910	994,802

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	$1,510,758
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,562,405
5.000%, 02/01/33	1,600	1,737,218
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,705	5,957,256
Palomar Community College District (GO)
5.000%, 05/01/23	725	729,684
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/23	1,480	1,485,213
3.000%, 08/01/24	2,450	2,468,010
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,667,656
Pasadena Unified School District (GO) Series A
3.000%, 08/01/23	3,000	3,010,124
Pasadena Unified School District (GO) Series B
2.000%, 08/01/23	13,160	13,129,390
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,038,944
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,156,998
5.000%, 08/01/25	800	830,555
5.000%, 08/01/29	500	518,422
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	265	267,163
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,041,797
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,041,797
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Transportation Commission Sales Tax Revenue (RB) Series A
¤ 5.250%, 06/01/39 (Pre-refunded @ $100, 6/1/23)	1,000	$1,009,618
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	881,417
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	500	519,172
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,075,149
5.000%, 07/01/28	1,000	1,033,298
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	6,382,871
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	312,828
5.000%, 08/15/25	750	803,455
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	6,555	6,865,840
San Diego Community College District (GO)
5.000%, 08/01/23	440	445,767
5.000%, 08/01/24	1,250	1,299,806
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/23)	3,105	3,146,312
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,510	2,543,396
San Diego County Regional Airport Authority (RB) Series A
¤ 5.000%, 07/01/43 (Pre-refunded @ $100, 7/1/23)	5,470	5,530,400

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	$2,912,823
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,086,484
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,825,885
5.000%, 05/01/25	1,505	1,601,454
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	2,018,989
5.000%, 05/15/24	1,050	1,086,431
San Diego Unified School District (RN) Series A
4.000%, 06/30/23	3,035	3,053,963
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/23	7,200	7,287,003
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/23	800	809,667
5.000%, 07/01/24	4,000	4,160,421
San Diego Unified School District (GO) Series N-2
¤ 4.000%, 07/01/38 (Pre-refunded @ $100, 7/1/23)	7,920	7,975,046
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,024,167
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,648,347
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,105	1,170,808
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,720,779
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	1,592,940
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO) Series B
5.000%, 06/15/23	4,345	$4,386,971
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,102,341
San Francisco Unified School District (GO)
4.000%, 06/15/23	2,920	2,938,842
5.000%, 06/15/23	4,500	4,545,479
5.000%, 06/15/24	1,055	1,094,924
5.000%, 06/15/25	1,750	1,867,938
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,515	1,576,167
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	8,755	8,968,860
5.000%, 06/15/24	775	804,328
5.000%, 06/15/25	560	597,740
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/23	315	317,658
San Gabriel Unified School District (GO) Series B
4.000%, 08/01/24	300	307,501
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	1,925	2,029,219
San Jose Financing Authority (RB) Series B
5.000%, 11/01/23	825	841,760
5.000%, 11/01/24	600	629,285
5.000%, 11/01/25	500	538,731
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,455	1,474,359
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,707,419
San Lorenzo Unified School District (GO) Series B
4.000%, 08/01/23	700	705,907

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	$823,679
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,078,658
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/23	300	306,318
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,153,890
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	126,479
4.000%, 11/01/24	175	179,710
4.000%, 11/01/25	180	187,559
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	993,263
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/23	2,190	2,204,205
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,263,855
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/23	5,500	5,549,139
Santa Cruz City Elementary School District (GO) Series B
3.000%, 08/01/23	710	712,501
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	1,112,438
4.000%, 08/01/23	6,055	6,106,997
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	876,509
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sequoia Union High School District (RN)
3.000%, 06/30/23	6,000	$6,015,676
Silicon Valley Clean Water (RB) Series A
3.000%, 03/01/24	1,780	1,786,791
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	2,465	2,566,185
Southern California Public Power Authority (RB)
5.000%, 07/01/25	475	507,429
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/23	270	273,026
Southern California Public Power Authority (RB) Series A
5.000%, 04/01/24	2,500	2,561,667
5.000%, 07/01/31	1,445	1,547,593
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/23	820	822,686
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	796,402
State of California (GO)
5.000%, 09/01/23	2,940	2,985,772
4.000%, 10/01/23	2,515	2,543,254
5.000%, 10/01/23	11,915	12,126,846
5.000%, 11/01/23	10,590	10,801,962
5.000%, 12/01/23	4,320	4,416,154
3.000%, 03/01/24	5,000	5,039,089
4.000%, 03/01/24	3,350	3,411,738
5.000%, 03/01/24	11,000	11,319,450
5.000%, 04/01/24	18,800	19,388,846
5.000%, 08/01/24	1,100	1,144,657
5.000%, 09/01/24	7,300	7,613,236
4.000%, 10/01/24	1,160	1,192,153
5.000%, 10/01/24	16,085	16,812,607
5.000%, 11/01/24	2,015	2,110,866
5.000%, 12/01/24	3,800	3,989,744
5.500%, 02/01/25	4,440	4,724,195
5.000%, 04/01/25	1,025	1,086,287
5.000%, 10/01/25	885	951,287
5.000%, 12/01/25	3,095	3,164,663
3.000%, 03/01/26	1,775	1,798,497
5.000%, 05/01/31	5,850	6,052,535
5.000%, 08/01/31	4,540	4,855,848
5.000%, 10/01/31	10,050	10,507,978
State of California (GO) Series C
5.000%, 09/01/28	1,710	1,835,393

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	$6,359,713
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,008,042
4.000%, 08/01/24	600	613,397
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,036,097
5.000%, 08/01/28	6,000	6,213,889
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/23	280	282,363
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/23	150	152,732
5.000%, 11/01/24	285	297,060
5.000%, 11/01/25	440	469,098
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	330,416
4.000%, 04/01/25	300	309,331
4.000%, 04/01/26	350	365,808
University of California (RB) Series AM
5.000%, 05/15/25	1,235	1,277,690
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,821,537
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	141,863
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/23	2,170	$2,198,115
Vista Unified School District (COP) (AGM)
5.000%, 10/01/23	1,035	1,052,023
5.000%, 10/01/24	1,195	1,242,675
5.000%, 10/01/25	1,295	1,379,843
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,625	1,680,716
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/23	2,200	2,218,565
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	5,993,405
TOTAL MUNICIPAL BONDS		866,331,863

	Shares
AFFILIATED INVESTMENT COMPANIES — (1.2%)
BlackRock Liquidity Funds California Money Fund Portfolio	10,430,833	10,425,618
TOTAL INVESTMENTS — (100.0%)
(Cost $881,697,275)^^		$876,757,481

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$866,331,863	—	$866,331,863
Affiliated Investment Companies	$10,425,618	—	—	10,425,618
TOTAL	$10,425,618	$866,331,863	—	$876,757,481

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
CALIFORNIA — (98.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,022,622
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	884,507
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,060,849
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	608,013
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	512,625
5.000%, 08/01/28	2,540	2,929,667
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	164,736
Beverly Hills Unified School District (GO) Series
4.000%, 08/01/30	1,330	1,443,167
Burbank Unified School District (GO)
5.000%, 08/01/24	300	312,179
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	464,662
4.000%, 08/01/34	525	575,330
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,134,010
5.000%, 02/01/34	1,250	1,352,100
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	5,182,716
5.000%, 02/01/27	1,740	1,827,901
5.000%, 11/15/34	3,000	3,321,709
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	5,905	6,363,718
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,510	1,628,279
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	$2,671,288
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,130	3,463,525
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	225	256,965
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	737,730
5.000%, 02/01/29	825	910,680
5.000%, 02/01/30	1,000	1,118,064
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	920,633
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,051,409
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,569,098
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,506,596
5.000%, 02/01/28	5,030	5,735,885
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,070	4,426,500
5.000%, 11/01/28	1,790	2,076,142
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	581,537
5.000%, 05/01/28	3,020	3,463,530

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
5.000%, 11/01/25	4,010	$4,323,973
5.000%, 11/01/26	1,365	1,511,105
3.250%, 11/01/28	4,000	4,120,458
3.375%, 11/01/29	5,000	5,165,638
5.000%, 11/01/29	1,500	1,773,885
5.000%, 11/01/31	1,100	1,201,035
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	1,953,074
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	801,127
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,047,358
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,207,917
4.000%, 06/01/26	1,015	1,070,451
5.000%, 03/01/27	1,490	1,585,005
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	90,255
4.000%, 10/01/28	150	164,152
4.000%, 10/01/29	110	121,978
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	471,451
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/23	1,970	1,987,602
4.000%, 08/01/34	2,610	2,723,098
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	256,214
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	291,564
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,059,574
5.000%, 04/01/26	700	762,721
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,038,118
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	$1,313,219
5.000%, 06/15/25	2,300	2,455,555
City of Grover Beach (GO)
5.000%, 09/01/23	360	365,500
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	200	223,089
5.000%, 06/01/28	100	114,090
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	574,481
5.000%, 05/15/29	375	440,518
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,625,699
City of Oakland (GO) Series A
5.000%, 01/15/25	500	526,906
City of Pacifica (COP)
5.000%, 01/01/24	250	256,012
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	383,234
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,517,203
City of San Francisco CA Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	3,015	3,162,158
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,311,011
5.000%, 11/01/25	1,090	1,176,255
4.000%, 11/01/30	1,015	1,084,296
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	275,776
5.000%, 09/01/28	370	414,484
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	512,547
5.000%, 08/01/32	300	358,778
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/32	1,000	1,058,318
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,396,040

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	$376,526
5.000%, 10/01/25	400	429,852
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	501,515
5.000%, 08/01/27	165	185,368
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	950,897
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	263,610
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	186,370
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	621,934
East Side Union High School District (GO)
5.000%, 08/01/25	275	294,136
5.000%, 08/01/26	325	356,927
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,990,068
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	207,225
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,424,161
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	275,428
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	107,463
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	259,032
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	$327,743
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/26	2,660	2,923,203
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	851,123
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	762,885
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	143,500
4.000%, 08/01/25	100	104,301
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	101,187
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	564,472
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	227,938
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	524,790
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	275	305,254
5.000%, 11/01/29	350	401,791
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	276,332
Kern High School District (GO)
5.000%, 08/01/25	670	716,622
5.000%, 08/01/26	1,000	1,097,174
Kern High School District (GO) Series A
3.000%, 08/01/26	990	1,014,851
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	704,109
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,831,170

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	$636,690
4.000%, 08/01/26	525	556,923
Lodi Unified School District (GO)
5.000%, 08/01/26	500	548,942
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	362,490
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	744,153
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	160,928
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	219,861
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,504,078
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	344,676
5.000%, 08/01/24	250	260,450
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,328,791
5.000%, 06/01/26	2,530	2,772,769
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/26	5,000	5,503,630
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	658,940
Los Angeles Community College District (GO) Series L
5.000%, 08/01/26	2,545	2,801,348
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/25	5,025	5,368,062
5.000%, 07/01/27	3,705	4,174,036
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,000	$1,209,234
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	205,318
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	367,411
5.000%, 12/01/26	350	388,286
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,000	1,098,338
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	500	563,298
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	589,934
5.000%, 07/01/30	300	361,465
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	1,800	1,870,395
5.000%, 07/01/25	290	309,940
5.000%, 07/01/26	1,680	1,823,695
5.000%, 07/01/29	4,925	5,186,918
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	8,435	8,641,759
5.000%, 07/01/28	820	948,104
5.000%, 07/01/29	665	739,790
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/26	1,665	1,828,733
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,220	1,267,365
5.000%, 07/01/25	1,010	1,078,214
5.000%, 07/01/26	4,025	4,420,812
5.000%, 07/01/27	1,580	1,780,021
5.000%, 07/01/28	1,010	1,163,299

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	$3,131,514
5.000%, 07/01/27	535	602,729
5.000%, 07/01/34	1,645	1,849,331
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,045	3,430,483
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,121,720
Los Rios Community College District (GO)
5.000%, 08/01/26	500	550,719
5.000%, 08/01/27	400	451,394
5.000%, 08/01/28	220	253,751
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	516,811
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	961,421
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	750	851,256
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,047,801
3.000%, 07/01/28	3,345	3,509,573
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,714,294
5.000%, 07/01/25	200	213,801
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	418,156
4.000%, 08/01/26	400	426,147
4.000%, 08/01/27	250	270,971
4.000%, 08/01/28	510	560,172
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,170,051
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	104,060
5.000%, 08/01/25	80	85,567
5.000%, 08/01/26	220	241,378
5.000%, 08/01/27	120	134,813
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	$964,784
4.000%, 08/01/26	475	504,212
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	805,998
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	614,678
4.000%, 08/01/25	400	418,156
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	340,634
5.000%, 11/01/30	3,775	4,529,145
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,680	4,062,499
5.000%, 11/01/32	1,200	1,322,648
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,208,117
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,052,393
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	220,478
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,923,601
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	254,261
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,680,489
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	303,633
5.000%, 08/01/24	1,125	1,168,981
5.000%, 08/01/25	1,250	1,334,463
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	933,700
5.000%, 08/01/26	575	628,232

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	$509,425
5.000%, 08/01/25	1,290	1,373,924
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,737,719
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	546,289
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	641,169
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,163,476
5.000%, 02/01/26	2,000	2,169,316
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,495,264
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,061,592
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	151,966
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	832,237
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,599,093
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,102,171
Pomona Unified School District (GO)
5.000%, 08/01/27	225	252,775
Redlands Unified School District (GO)
5.000%, 07/01/26	300	328,461
5.000%, 07/01/27	510	572,269
Redwood City School District (GO)
5.000%, 08/01/27	50	56,218
5.000%, 08/01/28	85	97,801
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/27	460	$499,412
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	675,468
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	503,800
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,149,582
5.000%, 11/01/25	1,255	1,348,730
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,416,326
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	200	225,513
5.000%, 08/01/29	225	266,043
5.000%, 08/01/30	300	362,305
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	835,537
Sacramento County (COP) (AGM)
5.000%, 10/01/28	780	895,361
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	315,256
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,050,855
5.000%, 12/01/25	1,000	1,081,194
5.000%, 12/01/26	320	355,254
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,035	1,139,272
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	1,976,027

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	$1,606,911
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	990,671
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/26	1,220	1,349,189
5.000%, 11/01/27	765	867,106
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,140,240
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	1,125	1,178,348
5.000%, 11/15/26	1,565	1,681,064
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	972,662
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	361,317
5.000%, 05/01/27	160	179,784
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,084,474
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,890,921
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,446,974
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,054,802
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/29	2,400	2,828,518
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	303,625
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	300	329,293
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	$198,936
5.500%, 07/01/25	445	480,373
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	496,544
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,087,738
5.000%, 08/01/25	2,045	2,188,851
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	375	398,925
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	509,789
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,000	2,229,994
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,370,778
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,818,438
5.000%, 06/15/25	805	855,787
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,625	1,782,180
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,175	2,445,687
San Joaquin Hills Transportation Corridor Agency (RB) Series A
4.000%, 01/15/34	250	265,820

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	$100,955
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	594,412
5.000%, 11/01/30	400	485,628
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,378,777
San Juan Unified School District (GO)
3.000%, 08/01/24	610	616,188
3.000%, 08/01/25	1,475	1,500,456
3.000%, 08/01/26	3,135	3,216,889
San Juan Water District (RB)
5.000%, 02/01/26	500	539,453
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	204,674
4.000%, 08/01/25	125	130,252
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	169,742
5.000%, 11/15/29	250	294,493
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	508,855
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,770	5,105,535
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,282,594
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,027,466
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	463,138
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	174,634
4.000%, 11/01/27	140	150,483
4.000%, 11/01/28	145	157,869
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	60	$66,795
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	374,179
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,379,469
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,038,255
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	990,333
5.000%, 08/01/27	3,435	3,876,345
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,260,719
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	115,390
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,025,654
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	520,148
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	263,485
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,000	1,177,962
5.000%, 08/01/30	800	962,519
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	534,793
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,068,271
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	727,077
5.000%, 07/01/25	965	1,030,882

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/23	430	$434,820
5.000%, 07/01/26	5,510	6,051,845
5.000%, 07/01/30	1,115	1,192,845
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,355,501
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	906,616
3.000%, 08/01/25	200	203,452
4.000%, 08/01/26	280	297,026
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	245,092
State of California (GO)
5.000%, 10/01/23	100	101,778
5.000%, 11/01/23	875	892,513
5.000%, 05/01/24	975	1,007,777
5.000%, 09/01/24	1,000	1,042,909
5.000%, 10/01/24	1,200	1,254,282
5.000%, 11/01/24	1,130	1,183,761
5.000%, 12/01/24	750	787,450
5.500%, 02/01/25	1,000	1,064,008
5.000%, 08/01/25	6,525	6,980,692
5.000%, 09/01/25	840	900,782
5.000%, 10/01/25	1,750	1,881,075
5.000%, 11/01/25	2,550	2,747,530
3.000%, 03/01/26	3,055	3,095,441
5.000%, 08/01/26	5,505	6,053,623
5.000%, 09/01/26	4,215	4,644,872
5.000%, 12/01/26	7,100	7,873,885
3.000%, 03/01/27	2,525	2,571,608
3.500%, 08/01/27	4,720	4,915,661
5.000%, 08/01/27	8,850	9,974,901
5.000%, 10/01/27	5,735	6,490,121
5.000%, 04/01/28	1,825	2,089,052
5.000%, 08/01/28	3,410	3,901,554
5.000%, 10/01/28	8,955	10,367,259
5.000%, 11/01/28	1,085	1,229,693
5.000%, 04/01/29	7,265	8,503,096
5.000%, 10/01/29	1,530	1,662,011
5.000%, 11/01/29	1,050	1,243,897
5.000%, 12/01/29	3,015	3,577,831
5.000%, 10/01/30	3,655	4,406,695
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	686,811
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	$444,356
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	450,921
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	544,370
5.000%, 11/01/28	345	390,543
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	403,040
University of California (RB) Series AV
5.000%, 05/15/32	1,580	1,767,006
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,187,282
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	354,587
5.000%, 08/01/24	300	311,458
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	534,541
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	104,456
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	836,966
5.000%, 08/01/30	2,780	3,014,549
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,139,454
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	552,918
5.000%, 08/01/26	545	594,111
5.000%, 08/01/27	575	641,271
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	159,475

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	$705,907
Windsor Unified School District (GO)
4.000%, 08/01/26	105	111,239
TOTAL MUNICIPAL BONDS		511,304,185

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (2.0%)
BlackRock Liquidity Funds California Money Fund Portfolio	10,477,367	$10,472,129
TOTAL INVESTMENTS — (100.0%)
(Cost $528,287,478)^^		$521,776,314

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$511,304,185	—	$511,304,185
Affiliated Investment Companies	$10,472,129	—	—	10,472,129
TOTAL	$10,472,129	$511,304,185	—	$521,776,314

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
NEW YORK — (99.9%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/16/23	2,000	$2,009,373
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	1,554,286
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	289,786
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	2,000	2,127,133
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	600,450
Chautauqua County (GO)
4.000%, 06/01/24	575	586,645
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	337,735
City of Auburn (GO)
3.500%, 08/16/23	1,000	1,003,497
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	520,947
City of New York (GO) Series 1
5.000%, 08/01/23	1,000	1,012,807
City of New York (GO) Series A
5.000%, 08/01/23	1,260	1,276,137
5.000%, 08/01/24	3,940	4,093,439
5.000%, 08/01/25	1,975	2,108,948
5.000%, 08/01/27	1,800	1,921,627
City of New York (GO) Series B
3.000%, 08/01/23	460	461,371
5.000%, 08/01/23	1,655	1,676,196
City of New York (GO) Series C
5.000%, 08/01/23	510	516,532
City of New York (GO) Series C-1
5.000%, 08/01/23	1,590	1,610,363
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series D
5.000%, 08/01/23	1,000	$1,002,197
City of New York (GO) Series E
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,000,000
City of New York (GO) Series F-1
5.000%, 03/01/23	670	671,371
City of New York (GO) Series I
5.000%, 03/01/23	565	566,146
5.000%, 03/01/31	1,500	1,541,448
City of New York (RB) Series A
5.000%, 08/01/23	725	734,285
City of New York (RB) Series E
5.000%, 08/01/23	1,825	1,848,373
City of New York (GO) (ETM) Series F-1
5.000%, 04/01/23	3,400	3,414,370
City of New York NY (GO) Series H-
5.000%, 01/01/25	1,500	1,575,280
City of Rochester (GO)
4.000%, 08/02/23	3,010	3,026,495
City of Syracuse (GO) Series B
4.000%, 06/01/23	405	407,106
City of White Plains (GO) Series B
5.000%, 02/15/24	505	518,794
Cold Spring Harbor Central School District (RB) (ST AID WITHHLDG)
2.500%, 06/15/24	300	300,847
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/25	300	305,370
Cornwall Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/15/23	500	505,528
County of Rockland (GO) Series A
5.000%, 09/01/23	750	761,240

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	$20,094
East Syracuse-Minoa Central School District (BAN) (ST AID WITHHLDG) Series B
3.000%, 06/28/23	3,000	3,006,027
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	503,848
Erie County (GO) Series A
5.000%, 09/15/23	200	203,233
Erie County Industrial Dev. Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	794,247
Erie County Industrial Development Agency (The) (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	515,745
5.000%, 05/01/25	250	265,002
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	367,604
Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	140,164
5.000%, 07/01/25	140	149,251
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/23	360	361,079
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,005,385
Horseheads Central School District (GO)
3.000%, 06/22/23	660	660,014
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	593,739
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	580	578,571
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	358,024
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
4.000%, 06/15/25	560	$583,137
Lancaster Central School District (BAN) (ST AID WITHHLDG)
4.000%, 06/09/23	1,000	1,004,835
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	194,642
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	500	514,992
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	261,388
Metropolitan Transportation Authority (RB) Series C
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	1,740	1,752,870
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,122,461
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/24	640	643,945
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	145	150,955
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 12/01/25	300	315,049
5.000%, 07/01/26	1,145	1,214,267
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,026,588
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	468,756
Nassau County (GO) Series B
5.000%, 04/01/24	415	427,126
Nassau County (GO) Series C
5.000%, 10/01/32	485	540,481

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New Rochelle City School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/23	560	$568,458
New York City Housing Dev. Corp. (RB) Series B2
¤ 5.250%, 07/01/31 (Pre-refunded @ $100, 7/3/23)	1,480	1,496,724
New York City Industrial Dev. Agency (RB) (AGM) Series A
5.000%, 03/01/28	510	568,584
New York City Municipal Water Finance Authority (RB) Series CC
¤ 5.000%, 06/15/47 (Pre-refunded @ $100, 6/15/23)	7,225	7,294,240
New York City Transitional Finance Authority Building Aid Revenue (RB) (ST AID WITHHLDG) Series S-2
5.000%, 07/15/23	1,905	1,927,423
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	570,382
5.000%, 11/15/25	75	79,768
New York State Dormitory Authority (RB)
5.000%, 02/15/28	1,790	1,840,196
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	915	917,880
¤ 5.000%, 02/15/24 (Pre-refunded @ $100, 2/15/23)	1,415	1,416,312
5.000%, 03/15/24	2,720	2,801,879
5.000%, 05/01/24	300	309,035
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/24)	2,505	2,574,372
5.000%, 03/15/25	1,020	1,078,780
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,450	1,465,589
5.000%, 03/15/26	570	600,905
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/23)	515	520,708
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	536,683
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	4,400	$4,447,303
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	516,719
5.000%, 07/01/34	515	537,442
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,015	1,026,250
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,033,439
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	1,885	1,986,569
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/25	550	580,762
5.000%, 02/15/29	1,420	1,493,482
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/31	1,210	1,246,155
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,622,487
5.000%, 02/15/24	3,120	3,205,754
5.000%, 02/15/25	2,020	2,131,325
5.000%, 02/15/26	730	790,571
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	1,000	1,029,880
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 03/15/23	545	546,641
New York State Dormitory Authority (GO) Series B
5.000%, 02/15/24	455	467,695
New York State Dormitory Authority (GO) Series E
5.000%, 02/15/23	500	500,475
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,812,588
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	547,376
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	1,250	1,287,350
5.000%, 03/15/25	675	713,323
New York State Urban Dev. Corp. (RB) Series C
5.000%, 03/15/23	1,020	1,023,211

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Dev. Corp. (RB) (ETM) Series A
5.000%, 03/15/25	5	$5,276
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/23	1,705	1,710,367
5.000%, 03/15/25	1,210	1,278,697
5.000%, 03/15/28	1,000	1,003,038
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/25	200	211,355
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/23	800	797,680
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	550	546,982
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	520,251
Onondaga County (GO)
5.000%, 08/15/24	700	729,174
Oswego City School District (GO) (ST AID WITHHLDG)
3.750%, 07/21/23	750	752,696
Pine Bush Central School District (GO) (ST AID WITHHLDG)
5.000%, 07/19/23	500	505,254
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 12/15/23	250	253,688
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	393,599
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,023,948
5.000%, 03/15/25	710	747,892
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	260	267,314
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 06/15/25	140	$148,933
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	601,643
Smithtown Central School District
4.000%, 06/28/23	2,500	2,514,492
Tonawanda City School District (GO)
3.125%, 06/15/23	1,300	1,302,883
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,270,102
Town of Babylon (GO)
3.000%, 07/01/25	375	382,148
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,004,560
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	335,289
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	547,966
Town of Carmel (GO)
3.000%, 09/29/23	2,500	2,508,227
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	268,157
Town of Clarence (GO)
2.250%, 08/01/24	210	209,454
Town of Grand Island (GO)
4.000%, 10/06/23	2,000	2,018,682
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,009,511
Town of Huntington (GO)
2.000%, 12/01/23	220	219,114
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	616,913
3.000%, 04/01/24	425	428,362
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	663,697
Triborough Bridge & Tunnel Authority (RB)
5.000%, 11/15/24	250	261,810
Triborough Bridge & Tunnel Authority (RB) Series B
4.000%, 11/15/23	430	435,458
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,062,518

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Trust for Cultural Resources of The City of New York/The (RB) Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,015	$1,028,454
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/10/23	1,015	1,021,755
Williamsville Central School District (BAN) (ST AID WITHHLDG)
4.000%, 06/07/23	1,000	1,004,794
TOTAL MUNICIPAL BONDS		149,356,489

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds New York Money Fund Portfolio	103,555	$103,555
TOTAL INVESTMENTS — (100.0%)
(Cost $150,458,676)^^		$149,460,044

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$149,356,489	—	$149,356,489
Affiliated Investment Companies	$103,555	—	—	103,555
TOTAL	$103,555	$149,356,489	—	$149,460,044

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,541,718	$39,206,821
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,595,615	26,163,801
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	175,434	5,589,332
Investment in U.S. Large Company Portfolio of Dimensional Investment Group, Inc.	200,608	5,574,908
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	101,292	2,541,409
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	71,521	1,559,870
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	86,647	1,271,105
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $83,314,473)		$81,907,246

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $485,915)	485,915	485,915
TOTAL INVESTMENTS — (100.0%) (Cost $83,800,388)^^		$82,393,161
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$81,907,246	—	—	$81,907,246
Temporary Cash Investments485,915	—	—	—	485,915
TOTAL	$81,907,246	—	—	$82,393,161

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2023, the DFA Commodity Strategy Portfolio held $371,420,283 in the Subsidiary, representing 21.95% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,617
U.S. Large Cap Value Portfolio	14,322,541
U.S. Targeted Value Portfolio	9,050,212
U.S. Small Cap Value Portfolio	9,984,427
U.S. Core Equity 1 Portfolio	13,916,422
U.S. Core Equity 2 Portfolio	14,282,321
U.S. Vector Equity Portfolio	2,410,488
U.S. Small Cap Portfolio	9,138,879
U.S. Micro Cap Portfolio	4,438,605
DFA Real Estate Securities Portfolio	5,287,193
Large Cap International Portfolio	4,239,098
International Core Equity Portfolio	26,166,378
International Small Company Portfolio	10,019,594
Global Small Company Portfolio	82,293
Japanese Small Company Portfolio	241,972
Asia Pacific Small Company Portfolio	268,791
United Kingdom Small Company Portfolio	22,159
Continental Small Company Portfolio	641,435
DFA International Real Estate Securities Portfolio	5,588,443
DFA Global Real Estate Securities Portfolio	8,280,245
DFA International Small Cap Value Portfolio	10,185,530
International Vector Equity Portfolio	2,835,442
World ex U.S. Value Portfolio	219,992
World ex U.S. Targeted Value Portfolio	662,881
World ex U.S. Core Equity Portfolio	3,251,814
Selectively Hedged Global Equity Portfolio	180,191
Emerging Markets Portfolio	2,974,994
Emerging Markets Small Cap Portfolio	3,720,524
Emerging Markets Value Portfolio	9,630,162
Emerging Markets Core Equity Portfolio	19,850,680
U.S. Large Cap Equity Portfolio	838,173
DFA Commodity Strategy Portfolio	3,701,600
DFA One-Year Fixed Income Portfolio	5,508,283

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,970,245
DFA Selectively Hedged Global Fixed Income Portfolio	1,040,920
DFA Short-Term Government Portfolio	1,531,650
DFA Five-Year Global Fixed Income Portfolio	9,633,236
DFA World ex U.S. Government Fixed Income Portfolio	1,198,446
DFA Intermediate Government Fixed Income Portfolio	5,233,966
DFA Short-Term Extended Quality Portfolio	6,416,158
DFA Intermediate-Term Extended Quality Portfolio	1,460,614
DFA Targeted Credit Portfolio	980,583
DFA Investment Grade Portfolio	12,026,743
DFA Inflation-Protected Securities Portfolio	6,326,305
DFA Short-Term Municipal Bond Portfolio	1,864,342
DFA Intermediate-Term Municipal Bond Portfolio	1,654,874
DFA Selective State Municipal Bond Portfolio	368,000
DFA Short-Term Selective State Municipal Bond Portfolio	157,368
DFA California Short-Term Municipal Bond Portfolio	881,706
DFA California Intermediate-Term Municipal Bond Portfolio	528,303
DFA NY Municipal Bond Portfolio	150,459
Dimensional Retirement Income Fund	84,960
Dimensional 2045 Target Date Retirement Income Fund	108,044
Dimensional 2050 Target Date Retirement Income Fund	80,181
Dimensional 2055 Target Date Retirement Income Fund	50,629
Dimensional 2060 Target Date Retirement Income Fund	42,197
Dimensional 2065 Target Date Retirement Income Fund	6,435
Dimensional 2010 Target Date Retirement Income Fund	19,341
Dimensional 2015 Target Date Retirement Income Fund	33,754
Dimensional 2020 Target Date Retirement Income Fund	99,021
Dimensional 2025 Target Date Retirement Income Fund	178,506
Dimensional 2030 Target Date Retirement Income Fund	181,708
Dimensional 2035 Target Date Retirement Income Fund	156,188
Dimensional 2040 Target Date Retirement Income Fund	125,949
DFA Short-Duration Real Return Portfolio	2,031,077
DFA Municipal Real Return Portfolio	1,651,053
DFA Municipal Bond Portfolio	630,044
World Core Equity Portfolio	773,058
DFA LTIP Portfolio	454,277
U.S. Social Core Equity 2 Portfolio	849,894
U.S. Sustainability Core 1 Portfolio	3,490,631
U.S. Sustainability Targeted Value Portfolio	315,720
International Sustainability Core 1 Portfolio	2,786,668
International Social Core Equity Portfolio	1,239,125
Global Social Core Equity Portfolio	46,004
Emerging Markets Social Core Equity Portfolio	1,279,116
VA U.S. Targeted Value Portfolio	451,332
VA U.S. Large Value Portfolio	433,897
VA International Value Portfolio	404,912
VA International Small Portfolio	302,943
VA Short-Term Fixed Portfolio	334,295

Federal Tax Cost
VA Global Bond Portfolio	$314,607
VIT Inflation-Protected Securities Portfolio	216,721
VA Global Moderate Allocation Portfolio	136,202
U.S. Large Cap Growth Portfolio	1,354,372
U.S. Small Cap Growth Portfolio	674,222
International Large Cap Growth Portfolio	500,332
International Small Cap Growth Portfolio	269,295
DFA Social Fixed Income Portfolio	561,454
DFA Diversified Fixed Income Portfolio	2,096,757
U.S. High Relative Profitability Portfolio	3,583,812
International High Relative Profitability Portfolio	1,614,940
VA Equity Allocation Portfolio	90,935
DFA MN Municipal Bond Portfolio	29,277
DFA California Municipal Real Return Portfolio	279,471
DFA Global Core Plus Fixed Income Portfolio	2,601,752
Emerging Markets Sustainability Core 1 Portfolio	899,055
Emerging Markets Targeted Value Portfolio	207,139
DFA Global Sustainability Fixed Income Portfolio	846,973
DFA Oregon Municipal Bond Portfolio	71,011
DFA Global Core Plus Real Return Portfolio	247,186
Emerging Markets ex China Core Equity Portfolio	503,655
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.